UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2025

Item 1:	Report(s) to Shareholders.

Class A

LACFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.08%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,772	$10,000	$10,000
12/31/2015	$9,537	$9,799	$9,968
1/31/2016	$8,919	$9,195	$10,105
2/29/2016	$8,919	$9,219	$10,177
3/31/2016	$9,398	$9,646	$10,270
4/30/2016	$9,506	$9,787	$10,309
5/31/2016	$9,650	$9,954	$10,312
6/30/2016	$9,707	$9,997	$10,497
7/31/2016	$10,214	$10,451	$10,564
8/31/2016	$10,296	$10,481	$10,552
9/30/2016	$10,469	$10,599	$10,545
10/31/2016	$10,232	$10,423	$10,465
11/30/2016	$10,615	$10,661	$10,217
12/31/2016	$10,725	$10,821	$10,232
1/31/2017	$11,105	$11,110	$10,252
2/28/2017	$11,291	$11,322	$10,321
3/31/2017	$11,416	$11,394	$10,315
4/30/2017	$11,510	$11,521	$10,395
5/31/2017	$11,631	$11,601	$10,475
6/30/2017	$11,723	$11,675	$10,464
7/31/2017	$11,948	$11,911	$10,509
8/31/2017	$12,032	$11,954	$10,603
9/30/2017	$12,200	$12,115	$10,553
10/31/2017	$12,463	$12,313	$10,559
11/30/2017	$12,510	$12,328	$10,546
12/31/2017	$12,500	$12,304	$10,594
1/31/2018	$12,890	$12,685	$10,472
2/28/2018	$12,643	$12,541	$10,373
3/31/2018	$12,657	$12,599	$10,439
4/30/2018	$12,610	$12,573	$10,362
5/31/2018	$13,030	$13,019	$10,435
6/30/2018	$12,978	$13,074	$10,423
7/31/2018	$12,940	$13,158	$10,425
8/31/2018	$13,562	$13,621	$10,492
9/30/2018	$13,625	$13,588	$10,425
10/31/2018	$12,560	$12,765	$10,342
11/30/2018	$12,627	$12,928	$10,404
12/31/2018	$12,058	$12,322	$10,595
1/31/2019	$12,885	$13,180	$10,708
2/28/2019	$13,365	$13,587	$10,701
3/31/2019	$13,420	$13,586	$10,907
4/30/2019	$13,799	$13,951	$10,910
5/31/2019	$13,348	$13,494	$11,103
6/30/2019	$14,050	$14,110	$11,243
7/31/2019	$14,308	$14,350	$11,268
8/31/2019	$14,297	$14,173	$11,560
9/30/2019	$13,993	$14,132	$11,498
10/31/2019	$14,220	$14,355	$11,533
11/30/2019	$14,623	$14,807	$11,527
12/31/2019	$15,044	$15,175	$11,519
1/31/2020	$15,647	$15,602	$11,740
2/29/2020	$15,591	$15,162	$11,952
3/31/2020	$13,859	$13,108	$11,881
4/30/2020	$15,370	$14,562	$12,093
5/31/2020	$16,635	$15,546	$12,149
6/30/2020	$17,618	$16,275	$12,225
7/31/2020	$19,031	$17,455	$12,408
8/31/2020	$20,848	$18,950	$12,308
9/30/2020	$20,472	$18,541	$12,301
10/31/2020	$20,405	$18,389	$12,246
11/30/2020	$23,056	$20,728	$12,366
12/31/2020	$24,664	$22,189	$12,383
1/31/2021	$25,430	$22,863	$12,295
2/28/2021	$26,314	$23,566	$12,117
3/31/2021	$25,022	$22,825	$11,966
4/30/2021	$25,425	$23,414	$12,060
5/31/2021	$24,788	$23,020	$12,100
6/30/2021	$24,943	$23,720	$12,185
7/31/2021	$24,864	$23,568	$12,321
8/31/2021	$25,281	$24,005	$12,297
9/30/2021	$24,974	$23,604	$12,191
10/31/2021	$25,796	$24,449	$12,188
11/30/2021	$25,091	$23,581	$12,224
12/31/2021	$24,899	$23,597	$12,192
1/31/2022	$22,833	$22,051	$11,930
2/28/2022	$22,664	$22,057	$11,797
3/31/2022	$22,981	$22,321	$11,469
4/30/2022	$21,003	$20,737	$11,034
5/31/2022	$20,261	$20,067	$11,105
6/30/2022	$19,270	$18,827	$10,931
7/31/2022	$20,355	$19,903	$11,198
8/31/2022	$20,479	$20,087	$10,881
9/30/2022	$19,213	$18,893	$10,411
10/31/2022	$19,447	$19,510	$10,276
11/30/2022	$19,696	$19,821	$10,654
12/31/2022	$19,083	$19,201	$10,606
1/31/2023	$19,778	$20,318	$10,932
2/28/2023	$19,477	$20,056	$10,650
3/31/2023	$19,470	$19,927	$10,920
4/30/2023	$19,169	$19,655	$10,987
5/31/2023	$19,216	$19,830	$10,867
6/30/2023	$19,862	$20,865	$10,828
7/31/2023	$20,021	$21,437	$10,821
8/31/2023	$19,494	$20,885	$10,751
9/30/2023	$19,307	$20,345	$10,478
10/31/2023	$18,379	$19,451	$10,313
11/30/2023	$19,499	$20,466	$10,780
12/31/2023	$20,419	$21,708	$11,193
1/31/2024	$20,500	$21,458	$11,162
2/29/2024	$20,822	$21,717	$11,004
3/31/2024	$21,372	$22,223	$11,106
4/30/2024	$20,855	$21,454	$10,825
5/31/2024	$21,291	$21,978	$11,009
6/30/2024	$21,430	$22,185	$11,113
7/31/2024	$21,560	$22,615	$11,373
8/31/2024	$21,885	$22,914	$11,536
9/30/2024	$22,363	$23,361	$11,690
10/31/2024	$22,347	$23,560	$11,401
11/30/2024	$24,125	$25,157	$11,521
12/31/2024	$23,224	$24,162	$11,332
1/31/2025	$24,146	$24,809	$11,393
2/28/2025	$23,619	$24,316	$11,643
3/31/2025	$22,873	$23,653	$11,648
4/30/2025	$23,319	$23,977	$11,693
5/31/2025	$24,194	$24,761	$11,610
6/30/2025	$25,574	$25,766	$11,788
7/31/2025	$26,021	$26,486	$11,757
8/31/2025	$26,519	$26,950	$11,898
9/30/2025	$27,505	$27,990	$12,028
10/31/2025	$28,969	$28,868	$12,103
11/30/2025	$28,486	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	18.08%	4.32%	11.29%
Class A with sales charge	15.43%	3.85%	11.04%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LACFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1404-A

01/26

Class C

LACCX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.37%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,750	$9,799	$9,968
1/31/2016	$9,115	$9,195	$10,105
2/29/2016	$9,115	$9,219	$10,177
3/31/2016	$9,592	$9,646	$10,270
4/30/2016	$9,703	$9,787	$10,309
5/31/2016	$9,842	$9,954	$10,312
6/30/2016	$9,894	$9,997	$10,497
7/31/2016	$10,414	$10,451	$10,564
8/31/2016	$10,488	$10,481	$10,552
9/30/2016	$10,657	$10,599	$10,545
10/31/2016	$10,406	$10,423	$10,465
11/30/2016	$10,788	$10,661	$10,217
12/31/2016	$10,902	$10,821	$10,232
1/31/2017	$11,281	$11,110	$10,252
2/28/2017	$11,471	$11,322	$10,321
3/31/2017	$11,583	$11,394	$10,315
4/30/2017	$11,678	$11,521	$10,395
5/31/2017	$11,792	$11,601	$10,475
6/30/2017	$11,875	$11,675	$10,464
7/31/2017	$12,104	$11,911	$10,509
8/31/2017	$12,180	$11,954	$10,603
9/30/2017	$12,343	$12,115	$10,553
10/31/2017	$12,601	$12,313	$10,559
11/30/2017	$12,649	$12,328	$10,546
12/31/2017	$12,629	$12,304	$10,594
1/31/2018	$13,015	$12,685	$10,472
2/28/2018	$12,764	$12,541	$10,373
3/31/2018	$12,767	$12,599	$10,439
4/30/2018	$12,709	$12,573	$10,362
5/31/2018	$13,125	$13,019	$10,435
6/30/2018	$13,068	$13,074	$10,423
7/31/2018	$13,019	$13,158	$10,425
8/31/2018	$13,639	$13,621	$10,492
9/30/2018	$13,702	$13,588	$10,425
10/31/2018	$12,616	$12,765	$10,342
11/30/2018	$12,683	$12,928	$10,404
12/31/2018	$12,099	$12,322	$10,595
1/31/2019	$12,923	$13,180	$10,708
2/28/2019	$13,397	$13,587	$10,701
3/31/2019	$13,452	$13,586	$10,907
4/30/2019	$13,824	$13,951	$10,910
5/31/2019	$13,369	$13,494	$11,103
6/30/2019	$14,054	$14,110	$11,243
7/31/2019	$14,303	$14,350	$11,268
8/31/2019	$14,293	$14,173	$11,560
9/30/2019	$13,973	$14,132	$11,498
10/31/2019	$14,191	$14,355	$11,533
11/30/2019	$14,586	$14,807	$11,527
12/31/2019	$14,997	$15,175	$11,519
1/31/2020	$15,591	$15,602	$11,740
2/29/2020	$15,523	$15,162	$11,952
3/31/2020	$13,804	$13,108	$11,881
4/30/2020	$15,295	$14,562	$12,093
5/31/2020	$16,540	$15,546	$12,149
6/30/2020	$17,510	$16,275	$12,225
7/31/2020	$18,901	$17,455	$12,408
8/31/2020	$20,707	$18,950	$12,308
9/30/2020	$20,324	$18,541	$12,301
10/31/2020	$20,234	$18,389	$12,246
11/30/2020	$22,860	$20,728	$12,366
12/31/2020	$24,434	$22,189	$12,383
1/31/2021	$25,187	$22,863	$12,295
2/28/2021	$26,043	$23,566	$12,117
3/31/2021	$24,759	$22,825	$11,966
4/30/2021	$25,148	$23,414	$12,060
5/31/2021	$24,499	$23,020	$12,100
6/30/2021	$24,642	$23,720	$12,185
7/31/2021	$24,538	$23,568	$12,321
8/31/2021	$24,940	$24,005	$12,297
9/30/2021	$24,629	$23,604	$12,191
10/31/2021	$25,420	$24,449	$12,188
11/30/2021	$24,707	$23,581	$12,224
12/31/2021	$24,505	$23,597	$12,192
1/31/2022	$22,464	$22,051	$11,930
2/28/2022	$22,280	$22,057	$11,797
3/31/2022	$22,585	$22,321	$11,469
4/30/2022	$20,635	$20,737	$11,034
5/31/2022	$19,883	$20,067	$11,105
6/30/2022	$18,909	$18,827	$10,931
7/31/2022	$19,955	$19,903	$11,198
8/31/2022	$20,078	$20,087	$10,881
9/30/2022	$18,820	$18,893	$10,411
10/31/2022	$19,036	$19,510	$10,276
11/30/2022	$19,282	$19,821	$10,654
12/31/2022	$18,660	$19,201	$10,606
1/31/2023	$19,331	$20,318	$10,932
2/28/2023	$19,019	$20,056	$10,650
3/31/2023	$19,011	$19,927	$10,920
4/30/2023	$18,714	$19,655	$10,987
5/31/2023	$18,745	$19,830	$10,867
6/30/2023	$19,366	$20,865	$10,828
7/31/2023	$19,492	$21,437	$10,821
8/31/2023	$18,989	$20,885	$10,751
9/30/2023	$18,789	$20,345	$10,478
10/31/2023	$17,891	$19,451	$10,313
11/30/2023	$18,962	$20,466	$10,780
12/31/2023	$19,853	$21,708	$11,193
1/31/2024	$19,916	$21,458	$11,162
2/29/2024	$20,217	$21,717	$11,004
3/31/2024	$20,725	$22,223	$11,106
4/30/2024	$20,234	$21,454	$10,825
5/31/2024	$20,630	$21,978	$11,009
6/30/2024	$20,765	$22,185	$11,113
7/31/2024	$20,877	$22,615	$11,373
8/31/2024	$21,179	$22,914	$11,536
9/30/2024	$21,630	$23,361	$11,690
10/31/2024	$21,614	$23,560	$11,401
11/30/2024	$23,305	$25,157	$11,521
12/31/2024	$22,435	$24,162	$11,332
1/31/2025	$23,303	$24,809	$11,393
2/28/2025	$22,789	$24,316	$11,643
3/31/2025	$22,057	$23,653	$11,648
4/30/2025	$22,476	$23,977	$11,693
5/31/2025	$23,313	$24,761	$11,610
6/30/2025	$24,623	$25,766	$11,788
7/31/2025	$25,043	$26,486	$11,757
8/31/2025	$25,511	$26,950	$11,898
9/30/2025	$26,448	$27,990	$12,028
10/31/2025	$27,839	$28,868	$12,103
11/30/2025	$27,354	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	17.37%	3.65%	10.59%
Class C with sales charge	16.37%	3.65%	10.59%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LACCX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1406-C

01/26

Class F

LBFFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$109	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.17%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,762	$9,799	$9,968
1/31/2016	$9,130	$9,195	$10,105
2/29/2016	$9,130	$9,219	$10,177
3/31/2016	$9,613	$9,646	$10,270
4/30/2016	$9,733	$9,787	$10,309
5/31/2016	$9,881	$9,954	$10,312
6/30/2016	$9,941	$9,997	$10,497
7/31/2016	$10,461	$10,451	$10,564
8/31/2016	$10,544	$10,481	$10,552
9/30/2016	$10,725	$10,599	$10,545
10/31/2016	$10,482	$10,423	$10,465
11/30/2016	$10,874	$10,661	$10,217
12/31/2016	$10,989	$10,821	$10,232
1/31/2017	$11,379	$11,110	$10,252
2/28/2017	$11,570	$11,322	$10,321
3/31/2017	$11,702	$11,394	$10,315
4/30/2017	$11,797	$11,521	$10,395
5/31/2017	$11,921	$11,601	$10,475
6/30/2017	$12,017	$11,675	$10,464
7/31/2017	$12,248	$11,911	$10,509
8/31/2017	$12,334	$11,954	$10,603
9/30/2017	$12,510	$12,115	$10,553
10/31/2017	$12,780	$12,313	$10,559
11/30/2017	$12,838	$12,328	$10,546
12/31/2017	$12,821	$12,304	$10,594
1/31/2018	$13,221	$12,685	$10,472
2/28/2018	$12,977	$12,541	$10,373
3/31/2018	$12,985	$12,599	$10,439
4/30/2018	$12,936	$12,573	$10,362
5/31/2018	$13,367	$13,019	$10,435
6/30/2018	$13,318	$13,074	$10,423
7/31/2018	$13,278	$13,158	$10,425
8/31/2018	$13,917	$13,621	$10,492
9/30/2018	$13,994	$13,588	$10,425
10/31/2018	$12,891	$12,765	$10,342
11/30/2018	$12,960	$12,928	$10,404
12/31/2018	$12,379	$12,322	$10,595
1/31/2019	$13,238	$13,180	$10,708
2/28/2019	$13,720	$13,587	$10,701
3/31/2019	$13,780	$13,586	$10,907
4/30/2019	$14,169	$13,951	$10,910
5/31/2019	$13,716	$13,494	$11,103
6/30/2019	$14,430	$14,110	$11,243
7/31/2019	$14,695	$14,350	$11,268
8/31/2019	$14,695	$14,173	$11,560
9/30/2019	$14,375	$14,132	$11,498
10/31/2019	$14,609	$14,355	$11,533
11/30/2019	$15,023	$14,807	$11,527
12/31/2019	$15,458	$15,175	$11,519
1/31/2020	$16,078	$15,602	$11,740
2/29/2020	$16,021	$15,162	$11,952
3/31/2020	$14,245	$13,108	$11,881
4/30/2020	$15,799	$14,562	$12,093
5/31/2020	$17,099	$15,546	$12,149
6/30/2020	$18,114	$16,275	$12,225
7/31/2020	$19,567	$17,455	$12,408
8/31/2020	$21,446	$18,950	$12,308
9/30/2020	$21,053	$18,541	$12,301
10/31/2020	$20,984	$18,389	$12,246
11/30/2020	$23,711	$20,728	$12,366
12/31/2020	$25,368	$22,189	$12,383
1/31/2021	$26,156	$22,863	$12,295
2/28/2021	$27,065	$23,566	$12,117
3/31/2021	$25,756	$22,825	$11,966
4/30/2021	$26,171	$23,414	$12,060
5/31/2021	$25,516	$23,020	$12,100
6/30/2021	$25,681	$23,720	$12,185
7/31/2021	$25,600	$23,568	$12,321
8/31/2021	$26,029	$24,005	$12,297
9/30/2021	$25,719	$23,604	$12,191
10/31/2021	$26,565	$24,449	$12,188
11/30/2021	$25,840	$23,581	$12,224
12/31/2021	$25,649	$23,597	$12,192
1/31/2022	$23,522	$22,051	$11,930
2/28/2022	$23,347	$22,057	$11,797
3/31/2022	$23,679	$22,321	$11,469
4/30/2022	$21,642	$20,737	$11,034
5/31/2022	$20,862	$20,067	$11,105
6/30/2022	$19,860	$18,827	$10,931
7/31/2022	$20,977	$19,903	$11,198
8/31/2022	$21,121	$20,087	$10,881
9/30/2022	$19,805	$18,893	$10,411
10/31/2022	$20,046	$19,510	$10,276
11/30/2022	$20,303	$19,821	$10,654
12/31/2022	$19,676	$19,201	$10,606
1/31/2023	$20,392	$20,318	$10,932
2/28/2023	$20,083	$20,056	$10,650
3/31/2023	$20,093	$19,927	$10,920
4/30/2023	$19,783	$19,655	$10,987
5/31/2023	$19,815	$19,830	$10,867
6/30/2023	$20,502	$20,865	$10,828
7/31/2023	$20,650	$21,437	$10,821
8/31/2023	$20,123	$20,885	$10,751
9/30/2023	$19,918	$20,345	$10,478
10/31/2023	$18,977	$19,451	$10,313
11/30/2023	$20,116	$20,466	$10,780
12/31/2023	$21,084	$21,708	$11,193
1/31/2024	$21,151	$21,458	$11,162
2/29/2024	$21,500	$21,717	$11,004
3/31/2024	$22,055	$22,223	$11,106
4/30/2024	$21,539	$21,454	$10,825
5/31/2024	$21,972	$21,978	$11,009
6/30/2024	$22,137	$22,185	$11,113
7/31/2024	$22,271	$22,615	$11,373
8/31/2024	$22,606	$22,914	$11,536
9/30/2024	$23,088	$23,361	$11,690
10/31/2024	$23,088	$23,560	$11,401
11/30/2024	$24,922	$25,157	$11,521
12/31/2024	$23,999	$24,162	$11,332
1/31/2025	$24,933	$24,809	$11,393
2/28/2025	$24,407	$24,316	$11,643
3/31/2025	$23,643	$23,653	$11,648
4/30/2025	$24,103	$23,977	$11,693
5/31/2025	$25,007	$24,761	$11,610
6/30/2025	$26,437	$25,766	$11,788
7/31/2025	$26,899	$26,486	$11,757
8/31/2025	$27,412	$26,950	$11,898
9/30/2025	$28,437	$27,990	$12,028
10/31/2025	$29,949	$28,868	$12,103
11/30/2025	$29,450	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	18.17%	4.43%	11.41%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LBFFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1008-F

01/26

Class F3

LOCFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$88	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.45%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,114	$10,127	$10,051
5/31/2017	$10,220	$10,198	$10,128
6/30/2017	$10,304	$10,262	$10,118
7/31/2017	$10,501	$10,470	$10,162
8/31/2017	$10,575	$10,508	$10,253
9/30/2017	$10,727	$10,650	$10,204
10/31/2017	$10,957	$10,824	$10,210
11/30/2017	$11,006	$10,837	$10,197
12/31/2017	$11,003	$10,815	$10,244
1/31/2018	$11,344	$11,151	$10,126
2/28/2018	$11,128	$11,024	$10,030
3/31/2018	$11,137	$11,075	$10,094
4/30/2018	$11,096	$11,052	$10,019
5/31/2018	$11,472	$11,444	$10,091
6/30/2018	$11,432	$11,492	$10,078
7/31/2018	$11,399	$11,566	$10,080
8/31/2018	$11,952	$11,974	$10,145
9/30/2018	$12,013	$11,944	$10,080
10/31/2018	$11,071	$11,221	$10,000
11/30/2018	$11,130	$11,364	$10,060
12/31/2018	$10,629	$10,832	$10,245
1/31/2019	$11,371	$11,586	$10,354
2/28/2019	$11,792	$11,943	$10,348
3/31/2019	$11,836	$11,943	$10,546
4/30/2019	$12,178	$12,264	$10,549
5/31/2019	$11,782	$11,862	$10,736
6/30/2019	$12,404	$12,403	$10,871
7/31/2019	$12,630	$12,614	$10,895
8/31/2019	$12,630	$12,459	$11,177
9/30/2019	$12,360	$12,422	$11,118
10/31/2019	$12,569	$12,619	$11,151
11/30/2019	$12,913	$13,016	$11,146
12/31/2019	$13,288	$13,339	$11,138
1/31/2020	$13,827	$13,715	$11,352
2/29/2020	$13,788	$13,328	$11,557
3/31/2020	$12,256	$11,523	$11,489
4/30/2020	$13,592	$12,801	$11,693
5/31/2020	$14,722	$13,665	$11,747
6/30/2020	$15,593	$14,306	$11,821
7/31/2020	$16,844	$15,344	$11,998
8/31/2020	$18,459	$16,658	$11,901
9/30/2020	$18,127	$16,299	$11,894
10/31/2020	$18,068	$16,165	$11,841
11/30/2020	$20,418	$18,221	$11,958
12/31/2020	$21,848	$19,505	$11,974
1/31/2021	$22,533	$20,097	$11,888
2/28/2021	$23,320	$20,716	$11,716
3/31/2021	$22,185	$20,064	$11,570
4/30/2021	$22,551	$20,582	$11,662
5/31/2021	$21,991	$20,235	$11,700
6/30/2021	$22,138	$20,851	$11,782
7/31/2021	$22,069	$20,717	$11,914
8/31/2021	$22,447	$21,102	$11,891
9/30/2021	$22,177	$20,749	$11,788
10/31/2021	$22,923	$21,492	$11,785
11/30/2021	$22,292	$20,729	$11,820
12/31/2021	$22,121	$20,742	$11,789
1/31/2022	$20,293	$19,383	$11,535
2/28/2022	$20,158	$19,389	$11,407
3/31/2022	$20,447	$19,621	$11,090
4/30/2022	$18,696	$18,228	$10,669
5/31/2022	$18,031	$17,640	$10,738
6/30/2022	$17,156	$16,550	$10,569
7/31/2022	$18,124	$17,495	$10,828
8/31/2022	$18,247	$17,657	$10,522
9/30/2022	$17,102	$16,608	$10,067
10/31/2022	$17,321	$17,150	$9,937
11/30/2022	$17,554	$17,423	$10,302
12/31/2022	$17,010	$16,879	$10,256
1/31/2023	$17,622	$17,860	$10,571
2/28/2023	$17,358	$17,630	$10,298
3/31/2023	$17,375	$17,516	$10,559
4/30/2023	$17,109	$17,277	$10,623
5/31/2023	$17,137	$17,431	$10,508
6/30/2023	$17,728	$18,341	$10,470
7/31/2023	$17,869	$18,844	$10,463
8/31/2023	$17,405	$18,358	$10,396
9/30/2023	$17,235	$17,884	$10,132
10/31/2023	$16,417	$17,098	$9,972
11/30/2023	$17,418	$17,990	$10,424
12/31/2023	$18,251	$19,082	$10,823
1/31/2024	$18,322	$18,862	$10,793
2/29/2024	$18,620	$19,090	$10,640
3/31/2024	$19,115	$19,535	$10,739
4/30/2024	$18,659	$18,859	$10,467
5/31/2024	$19,043	$19,319	$10,645
6/30/2024	$19,190	$19,502	$10,746
7/31/2024	$19,304	$19,880	$10,997
8/31/2024	$19,591	$20,142	$11,155
9/30/2024	$20,022	$20,535	$11,304
10/31/2024	$20,022	$20,710	$11,024
11/30/2024	$21,606	$22,114	$11,140
12/31/2024	$20,807	$21,239	$10,958
1/31/2025	$21,635	$21,808	$11,016
2/28/2025	$21,185	$21,374	$11,258
3/31/2025	$20,522	$20,792	$11,263
4/30/2025	$20,916	$21,076	$11,307
5/31/2025	$21,718	$21,766	$11,226
6/30/2025	$22,962	$22,649	$11,399
7/31/2025	$23,357	$23,282	$11,368
8/31/2025	$23,811	$23,690	$11,504
9/30/2025	$24,694	$24,604	$11,630
10/31/2025	$26,018	$25,376	$11,703
11/30/2025	$25,591	$25,200	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	18.45%	4.62%	11.46%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.27%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOCFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8964-F3

01/26

Class I

LCFYX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.34%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,145	$9,219	$10,177
3/31/2016	$9,629	$9,646	$10,270
4/30/2016	$9,739	$9,787	$10,309
5/31/2016	$9,886	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,477	$10,451	$10,564
8/31/2016	$10,560	$10,481	$10,552
9/30/2016	$10,742	$10,599	$10,545
10/31/2016	$10,491	$10,423	$10,465
11/30/2016	$10,891	$10,661	$10,217
12/31/2016	$11,008	$10,821	$10,232
1/31/2017	$11,397	$11,110	$10,252
2/28/2017	$11,596	$11,322	$10,321
3/31/2017	$11,720	$11,394	$10,315
4/30/2017	$11,815	$11,521	$10,395
5/31/2017	$11,949	$11,601	$10,475
6/30/2017	$12,038	$11,675	$10,464
7/31/2017	$12,277	$11,911	$10,509
8/31/2017	$12,363	$11,954	$10,603
9/30/2017	$12,532	$12,115	$10,553
10/31/2017	$12,810	$12,313	$10,559
11/30/2017	$12,868	$12,328	$10,546
12/31/2017	$12,855	$12,304	$10,594
1/31/2018	$13,263	$12,685	$10,472
2/28/2018	$13,010	$12,541	$10,373
3/31/2018	$13,021	$12,599	$10,439
4/30/2018	$12,972	$12,573	$10,362
5/31/2018	$13,412	$13,019	$10,435
6/30/2018	$13,356	$13,074	$10,423
7/31/2018	$13,317	$13,158	$10,425
8/31/2018	$13,964	$13,621	$10,492
9/30/2018	$14,034	$13,588	$10,425
10/31/2018	$12,934	$12,765	$10,342
11/30/2018	$13,012	$12,928	$10,404
12/31/2018	$12,426	$12,322	$10,595
1/31/2019	$13,284	$13,180	$10,708
2/28/2019	$13,775	$13,587	$10,701
3/31/2019	$13,838	$13,586	$10,907
4/30/2019	$14,227	$13,951	$10,910
5/31/2019	$13,764	$13,494	$11,103
6/30/2019	$14,491	$14,110	$11,243
7/31/2019	$14,755	$14,350	$11,268
8/31/2019	$14,755	$14,173	$11,560
9/30/2019	$14,440	$14,132	$11,498
10/31/2019	$14,673	$14,355	$11,533
11/30/2019	$15,086	$14,807	$11,527
12/31/2019	$15,524	$15,175	$11,519
1/31/2020	$16,154	$15,602	$11,740
2/29/2020	$16,097	$15,162	$11,952
3/31/2020	$14,317	$13,108	$11,881
4/30/2020	$15,880	$14,562	$12,093
5/31/2020	$17,189	$15,546	$12,149
6/30/2020	$18,207	$16,275	$12,225
7/31/2020	$19,669	$17,455	$12,408
8/31/2020	$21,558	$18,950	$12,308
9/30/2020	$21,170	$18,541	$12,301
10/31/2020	$21,101	$18,389	$12,246
11/30/2020	$23,848	$20,728	$12,366
12/31/2020	$25,508	$22,189	$12,383
1/31/2021	$26,308	$22,863	$12,295
2/28/2021	$27,229	$23,566	$12,117
3/31/2021	$25,902	$22,825	$11,966
4/30/2021	$26,329	$23,414	$12,060
5/31/2021	$25,661	$23,020	$12,100
6/30/2021	$25,833	$23,720	$12,185
7/31/2021	$25,752	$23,568	$12,321
8/31/2021	$26,194	$24,005	$12,297
9/30/2021	$25,878	$23,604	$12,191
10/31/2021	$26,736	$24,449	$12,188
11/30/2021	$25,999	$23,581	$12,224
12/31/2021	$25,812	$23,597	$12,192
1/31/2022	$23,674	$22,051	$11,930
2/28/2022	$23,500	$22,057	$11,797
3/31/2022	$23,838	$22,321	$11,469
4/30/2022	$21,789	$20,737	$11,034
5/31/2022	$21,011	$20,067	$11,105
6/30/2022	$20,004	$18,827	$10,931
7/31/2022	$21,120	$19,903	$11,198
8/31/2022	$21,263	$20,087	$10,881
9/30/2022	$19,940	$18,893	$10,411
10/31/2022	$20,197	$19,510	$10,276
11/30/2022	$20,453	$19,821	$10,654
12/31/2022	$19,817	$19,201	$10,606
1/31/2023	$20,548	$20,318	$10,932
2/28/2023	$20,223	$20,056	$10,650
3/31/2023	$20,243	$19,927	$10,920
4/30/2023	$19,932	$19,655	$10,987
5/31/2023	$19,965	$19,830	$10,867
6/30/2023	$20,656	$20,865	$10,828
7/31/2023	$20,804	$21,437	$10,821
8/31/2023	$20,278	$20,885	$10,751
9/30/2023	$20,079	$20,345	$10,478
10/31/2023	$19,122	$19,451	$10,313
11/30/2023	$20,294	$20,466	$10,780
12/31/2023	$21,251	$21,708	$11,193
1/31/2024	$21,334	$21,458	$11,162
2/29/2024	$21,683	$21,717	$11,004
3/31/2024	$22,245	$22,223	$11,106
4/30/2024	$21,728	$21,454	$10,825
5/31/2024	$22,161	$21,978	$11,009
6/30/2024	$22,333	$22,185	$11,113
7/31/2024	$22,467	$22,615	$11,373
8/31/2024	$22,802	$22,914	$11,536
9/30/2024	$23,307	$23,361	$11,690
10/31/2024	$23,290	$23,560	$11,401
11/30/2024	$25,142	$25,157	$11,521
12/31/2024	$24,208	$24,162	$11,332
1/31/2025	$25,177	$24,809	$11,393
2/28/2025	$24,633	$24,316	$11,643
3/31/2025	$23,858	$23,653	$11,648
4/30/2025	$24,335	$23,977	$11,693
5/31/2025	$25,257	$24,761	$11,610
6/30/2025	$26,695	$25,766	$11,788
7/31/2025	$27,158	$26,486	$11,757
8/31/2025	$27,689	$26,950	$11,898
9/30/2025	$28,722	$27,990	$12,028
10/31/2025	$30,253	$28,868	$12,103
11/30/2025	$29,754	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	18.34%	4.53%	11.52%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCFYX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1408-I

01/26

Class P

LCFPX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$146	1.34%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.78%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,761	$9,799	$9,968
1/31/2016	$9,129	$9,195	$10,105
2/29/2016	$9,129	$9,219	$10,177
3/31/2016	$9,611	$9,646	$10,270
4/30/2016	$9,730	$9,787	$10,309
5/31/2016	$9,875	$9,954	$10,312
6/30/2016	$9,929	$9,997	$10,497
7/31/2016	$10,450	$10,451	$10,564
8/31/2016	$10,533	$10,481	$10,552
9/30/2016	$10,710	$10,599	$10,545
10/31/2016	$10,462	$10,423	$10,465
11/30/2016	$10,848	$10,661	$10,217
12/31/2016	$10,961	$10,821	$10,232
1/31/2017	$11,345	$11,110	$10,252
2/28/2017	$11,532	$11,322	$10,321
3/31/2017	$11,660	$11,394	$10,315
4/30/2017	$11,754	$11,521	$10,395
5/31/2017	$11,876	$11,601	$10,475
6/30/2017	$11,970	$11,675	$10,464
7/31/2017	$12,196	$11,911	$10,509
8/31/2017	$12,271	$11,954	$10,603
9/30/2017	$12,442	$12,115	$10,553
10/31/2017	$12,707	$12,313	$10,559
11/30/2017	$12,763	$12,328	$10,546
12/31/2017	$12,747	$12,304	$10,594
1/31/2018	$13,139	$12,685	$10,472
2/28/2018	$12,891	$12,541	$10,373
3/31/2018	$12,897	$12,599	$10,439
4/30/2018	$12,839	$12,573	$10,362
5/31/2018	$13,270	$13,019	$10,435
6/30/2018	$13,220	$13,074	$10,423
7/31/2018	$13,172	$13,158	$10,425
8/31/2018	$13,806	$13,621	$10,492
9/30/2018	$13,870	$13,588	$10,425
10/31/2018	$12,783	$12,765	$10,342
11/30/2018	$12,850	$12,928	$10,404
12/31/2018	$12,262	$12,322	$10,595
1/31/2019	$13,111	$13,180	$10,708
2/28/2019	$13,591	$13,587	$10,701
3/31/2019	$13,637	$13,586	$10,907
4/30/2019	$14,027	$13,951	$10,910
5/31/2019	$13,565	$13,494	$11,103
6/30/2019	$14,269	$14,110	$11,243
7/31/2019	$14,527	$14,350	$11,268
8/31/2019	$14,516	$14,173	$11,560
9/30/2019	$14,213	$14,132	$11,498
10/31/2019	$14,440	$14,355	$11,533
11/30/2019	$14,832	$14,807	$11,527
12/31/2019	$15,254	$15,175	$11,519
1/31/2020	$15,866	$15,602	$11,740
2/29/2020	$15,811	$15,162	$11,952
3/31/2020	$14,055	$13,108	$11,881
4/30/2020	$15,583	$14,562	$12,093
5/31/2020	$16,866	$15,546	$12,149
6/30/2020	$17,848	$16,275	$12,225
7/31/2020	$19,277	$17,455	$12,408
8/31/2020	$21,119	$18,950	$12,308
9/30/2020	$20,732	$18,541	$12,301
10/31/2020	$20,654	$18,389	$12,246
11/30/2020	$23,336	$20,728	$12,366
12/31/2020	$24,954	$22,189	$12,383
1/31/2021	$25,727	$22,863	$12,295
2/28/2021	$26,616	$23,566	$12,117
3/31/2021	$25,315	$22,825	$11,966
4/30/2021	$25,715	$23,414	$12,060
5/31/2021	$25,058	$23,020	$12,100
6/30/2021	$25,221	$23,720	$12,185
7/31/2021	$25,130	$23,568	$12,321
8/31/2021	$25,556	$24,005	$12,297
9/30/2021	$25,234	$23,604	$12,191
10/31/2021	$26,059	$24,449	$12,188
11/30/2021	$25,337	$23,581	$12,224
12/31/2021	$25,134	$23,597	$12,192
1/31/2022	$23,054	$22,051	$11,930
2/28/2022	$22,887	$22,057	$11,797
3/31/2022	$23,201	$22,321	$11,469
4/30/2022	$21,194	$20,737	$11,034
5/31/2022	$20,434	$20,067	$11,105
6/30/2022	$19,446	$18,827	$10,931
7/31/2022	$20,529	$19,903	$11,198
8/31/2022	$20,650	$20,087	$10,881
9/30/2022	$19,362	$18,893	$10,411
10/31/2022	$19,607	$19,510	$10,276
11/30/2022	$19,852	$19,821	$10,654
12/31/2022	$19,222	$19,201	$10,606
1/31/2023	$19,920	$20,318	$10,932
2/28/2023	$19,610	$20,056	$10,650
3/31/2023	$19,606	$19,927	$10,920
4/30/2023	$19,294	$19,655	$10,987
5/31/2023	$19,326	$19,830	$10,867
6/30/2023	$19,993	$20,865	$10,828
7/31/2023	$20,134	$21,437	$10,821
8/31/2023	$19,602	$20,885	$10,751
9/30/2023	$19,407	$20,345	$10,478
10/31/2023	$18,482	$19,451	$10,313
11/30/2023	$19,595	$20,466	$10,780
12/31/2023	$20,532	$21,708	$11,193
1/31/2024	$20,595	$21,458	$11,162
2/29/2024	$20,910	$21,717	$11,004
3/31/2024	$21,452	$22,223	$11,106
4/30/2024	$20,946	$21,454	$10,825
5/31/2024	$21,357	$21,978	$11,009
6/30/2024	$21,511	$22,185	$11,113
7/31/2024	$21,638	$22,615	$11,373
8/31/2024	$21,956	$22,914	$11,536
9/30/2024	$22,426	$23,361	$11,690
10/31/2024	$22,410	$23,560	$11,401
11/30/2024	$24,178	$25,157	$11,521
12/31/2024	$23,280	$24,162	$11,332
1/31/2025	$24,195	$24,809	$11,393
2/28/2025	$23,665	$24,316	$11,643
3/31/2025	$22,924	$23,653	$11,648
4/30/2025	$23,359	$23,977	$11,693
5/31/2025	$24,228	$24,761	$11,610
6/30/2025	$25,607	$25,766	$11,788
7/31/2025	$26,043	$26,486	$11,757
8/31/2025	$26,527	$26,950	$11,898
9/30/2025	$27,504	$27,990	$12,028
10/31/2025	$28,978	$28,868	$12,103
11/30/2025	$28,476	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	17.78%	4.06%	11.03%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LCFPX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1407-P

01/26

Class R2

LBCQX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$163	1.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.62%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,752	$9,799	$9,968
1/31/2016	$9,119	$9,195	$10,105
2/29/2016	$9,119	$9,219	$10,177
3/31/2016	$9,594	$9,646	$10,270
4/30/2016	$9,712	$9,787	$10,309
5/31/2016	$9,848	$9,954	$10,312
6/30/2016	$9,905	$9,997	$10,497
7/31/2016	$10,425	$10,451	$10,564
8/31/2016	$10,498	$10,481	$10,552
9/30/2016	$10,670	$10,599	$10,545
10/31/2016	$10,422	$10,423	$10,465
11/30/2016	$10,807	$10,661	$10,217
12/31/2016	$10,917	$10,821	$10,232
1/31/2017	$11,309	$11,110	$10,252
2/28/2017	$11,496	$11,322	$10,321
3/31/2017	$11,619	$11,394	$10,315
4/30/2017	$11,704	$11,521	$10,395
5/31/2017	$11,825	$11,601	$10,475
6/30/2017	$11,910	$11,675	$10,464
7/31/2017	$12,145	$11,911	$10,509
8/31/2017	$12,220	$11,954	$10,603
9/30/2017	$12,387	$12,115	$10,553
10/31/2017	$12,650	$12,313	$10,559
11/30/2017	$12,697	$12,328	$10,546
12/31/2017	$12,684	$12,304	$10,594
1/31/2018	$13,074	$12,685	$10,472
2/28/2018	$12,827	$12,541	$10,373
3/31/2018	$12,825	$12,599	$10,439
4/30/2018	$12,768	$12,573	$10,362
5/31/2018	$13,197	$13,019	$10,435
6/30/2018	$13,142	$13,074	$10,423
7/31/2018	$13,094	$13,158	$10,425
8/31/2018	$13,725	$13,621	$10,492
9/30/2018	$13,784	$13,588	$10,425
10/31/2018	$12,703	$12,765	$10,342
11/30/2018	$12,770	$12,928	$10,404
12/31/2018	$12,180	$12,322	$10,595
1/31/2019	$13,023	$13,180	$10,708
2/28/2019	$13,500	$13,587	$10,701
3/31/2019	$13,551	$13,586	$10,907
4/30/2019	$13,929	$13,951	$10,910
5/31/2019	$13,470	$13,494	$11,103
6/30/2019	$14,173	$14,110	$11,243
7/31/2019	$14,418	$14,350	$11,268
8/31/2019	$14,408	$14,173	$11,560
9/30/2019	$14,105	$14,132	$11,498
10/31/2019	$14,320	$14,355	$11,533
11/30/2019	$14,720	$14,807	$11,527
12/31/2019	$15,133	$15,175	$11,519
1/31/2020	$15,741	$15,602	$11,740
2/29/2020	$15,686	$15,162	$11,952
3/31/2020	$13,934	$13,108	$11,881
4/30/2020	$15,449	$14,562	$12,093
5/31/2020	$16,710	$15,546	$12,149
6/30/2020	$17,699	$16,275	$12,225
7/31/2020	$19,104	$17,455	$12,408
8/31/2020	$20,929	$18,950	$12,308
9/30/2020	$20,550	$18,541	$12,301
10/31/2020	$20,461	$18,389	$12,246
11/30/2020	$23,118	$20,728	$12,366
12/31/2020	$24,714	$22,189	$12,383
1/31/2021	$25,479	$22,863	$12,295
2/28/2021	$26,360	$23,566	$12,117
3/31/2021	$25,069	$22,825	$11,966
4/30/2021	$25,464	$23,414	$12,060
5/31/2021	$24,814	$23,020	$12,100
6/30/2021	$24,954	$23,720	$12,185
7/31/2021	$24,865	$23,568	$12,321
8/31/2021	$25,286	$24,005	$12,297
9/30/2021	$24,965	$23,604	$12,191
10/31/2021	$25,782	$24,449	$12,188
11/30/2021	$25,067	$23,581	$12,224
12/31/2021	$24,869	$23,597	$12,192
1/31/2022	$22,796	$22,051	$11,930
2/28/2022	$22,630	$22,057	$11,797
3/31/2022	$22,932	$22,321	$11,469
4/30/2022	$20,946	$20,737	$11,034
5/31/2022	$20,193	$20,067	$11,105
6/30/2022	$19,209	$18,827	$10,931
7/31/2022	$20,280	$19,903	$11,198
8/31/2022	$20,400	$20,087	$10,881
9/30/2022	$19,119	$18,893	$10,411
10/31/2022	$19,361	$19,510	$10,276
11/30/2022	$19,603	$19,821	$10,654
12/31/2022	$18,988	$19,201	$10,606
1/31/2023	$19,663	$20,318	$10,932
2/28/2023	$19,356	$20,056	$10,650
3/31/2023	$19,360	$19,927	$10,920
4/30/2023	$19,053	$19,655	$10,987
5/31/2023	$19,083	$19,830	$10,867
6/30/2023	$19,721	$20,865	$10,828
7/31/2023	$19,860	$21,437	$10,821
8/31/2023	$19,350	$20,885	$10,751
9/30/2023	$19,134	$20,345	$10,478
10/31/2023	$18,220	$19,451	$10,313
11/30/2023	$19,320	$20,466	$10,780
12/31/2023	$20,237	$21,708	$11,193
1/31/2024	$20,299	$21,458	$11,162
2/29/2024	$20,626	$21,717	$11,004
3/31/2024	$21,154	$22,223	$11,106
4/30/2024	$20,639	$21,454	$10,825
5/31/2024	$21,045	$21,978	$11,009
6/30/2024	$21,190	$22,185	$11,113
7/31/2024	$21,315	$22,615	$11,373
8/31/2024	$21,628	$22,914	$11,536
9/30/2024	$22,083	$23,361	$11,690
10/31/2024	$22,068	$23,560	$11,401
11/30/2024	$23,811	$25,157	$11,521
12/31/2024	$22,921	$24,162	$11,332
1/31/2025	$23,807	$24,809	$11,393
2/28/2025	$23,301	$24,316	$11,643
3/31/2025	$22,561	$23,653	$11,648
4/30/2025	$22,989	$23,977	$11,693
5/31/2025	$23,846	$24,761	$11,610
6/30/2025	$25,193	$25,766	$11,788
7/31/2025	$25,622	$26,486	$11,757
8/31/2025	$26,099	$26,950	$11,898
9/30/2025	$27,049	$27,990	$12,028
10/31/2025	$28,484	$28,868	$12,103
11/30/2025	$28,006	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	17.62%	3.91%	10.85%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LBCQX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1046-R2

01/26

Class R3

LCFRX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 17.75%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,752	$9,799	$9,968
1/31/2016	$9,118	$9,195	$10,105
2/29/2016	$9,127	$9,219	$10,177
3/31/2016	$9,603	$9,646	$10,270
4/30/2016	$9,714	$9,787	$10,309
5/31/2016	$9,862	$9,954	$10,312
6/30/2016	$9,913	$9,997	$10,497
7/31/2016	$10,433	$10,451	$10,564
8/31/2016	$10,517	$10,481	$10,552
9/30/2016	$10,686	$10,599	$10,545
10/31/2016	$10,434	$10,423	$10,465
11/30/2016	$10,826	$10,661	$10,217
12/31/2016	$10,941	$10,821	$10,232
1/31/2017	$11,321	$11,110	$10,252
2/28/2017	$11,511	$11,322	$10,321
3/31/2017	$11,641	$11,394	$10,315
4/30/2017	$11,727	$11,521	$10,395
5/31/2017	$11,851	$11,601	$10,475
6/30/2017	$11,937	$11,675	$10,464
7/31/2017	$12,176	$11,911	$10,509
8/31/2017	$12,243	$11,954	$10,603
9/30/2017	$12,417	$12,115	$10,553
10/31/2017	$12,676	$12,313	$10,559
11/30/2017	$12,733	$12,328	$10,546
12/31/2017	$12,714	$12,304	$10,594
1/31/2018	$13,112	$12,685	$10,472
2/28/2018	$12,860	$12,541	$10,373
3/31/2018	$12,864	$12,599	$10,439
4/30/2018	$12,815	$12,573	$10,362
5/31/2018	$13,243	$13,019	$10,435
6/30/2018	$13,182	$13,074	$10,423
7/31/2018	$13,143	$13,158	$10,425
8/31/2018	$13,768	$13,621	$10,492
9/30/2018	$13,833	$13,588	$10,425
10/31/2018	$12,748	$12,765	$10,342
11/30/2018	$12,816	$12,928	$10,404
12/31/2018	$12,228	$12,322	$10,595
1/31/2019	$13,071	$13,180	$10,708
2/28/2019	$13,549	$13,587	$10,701
3/31/2019	$13,605	$13,586	$10,907
4/30/2019	$13,981	$13,951	$10,910
5/31/2019	$13,521	$13,494	$11,103
6/30/2019	$14,226	$14,110	$11,243
7/31/2019	$14,488	$14,350	$11,268
8/31/2019	$14,477	$14,173	$11,560
9/30/2019	$14,167	$14,132	$11,498
10/31/2019	$14,387	$14,355	$11,533
11/30/2019	$14,786	$14,807	$11,527
12/31/2019	$15,203	$15,175	$11,519
1/31/2020	$15,816	$15,602	$11,740
2/29/2020	$15,759	$15,162	$11,952
3/31/2020	$14,012	$13,108	$11,881
4/30/2020	$15,523	$14,562	$12,093
5/31/2020	$16,807	$15,546	$12,149
6/30/2020	$17,794	$16,275	$12,225
7/31/2020	$19,217	$17,455	$12,408
8/31/2020	$21,037	$18,950	$12,308
9/30/2020	$20,665	$18,541	$12,301
10/31/2020	$20,585	$18,389	$12,246
11/30/2020	$23,251	$20,728	$12,366
12/31/2020	$24,866	$22,189	$12,383
1/31/2021	$25,630	$22,863	$12,295
2/28/2021	$26,513	$23,566	$12,117
3/31/2021	$25,213	$22,825	$11,966
4/30/2021	$25,621	$23,414	$12,060
5/31/2021	$24,962	$23,020	$12,100
6/30/2021	$25,114	$23,720	$12,185
7/31/2021	$25,022	$23,568	$12,321
8/31/2021	$25,444	$24,005	$12,297
9/30/2021	$25,127	$23,604	$12,191
10/31/2021	$25,959	$24,449	$12,188
11/30/2021	$25,233	$23,581	$12,224
12/31/2021	$25,036	$23,597	$12,192
1/31/2022	$22,960	$22,051	$11,930
2/28/2022	$22,773	$22,057	$11,797
3/31/2022	$23,091	$22,321	$11,469
4/30/2022	$21,106	$20,737	$11,034
5/31/2022	$20,340	$20,067	$11,105
6/30/2022	$19,352	$18,827	$10,931
7/31/2022	$20,433	$19,903	$11,198
8/31/2022	$20,559	$20,087	$10,881
9/30/2022	$19,263	$18,893	$10,411
10/31/2022	$19,515	$19,510	$10,276
11/30/2022	$19,751	$19,821	$10,654
12/31/2022	$19,132	$19,201	$10,606
1/31/2023	$19,818	$20,318	$10,932
2/28/2023	$19,515	$20,056	$10,650
3/31/2023	$19,509	$19,927	$10,920
4/30/2023	$19,205	$19,655	$10,987
5/31/2023	$19,237	$19,830	$10,867
6/30/2023	$19,889	$20,865	$10,828
7/31/2023	$20,034	$21,437	$10,821
8/31/2023	$19,503	$20,885	$10,751
9/30/2023	$19,300	$20,345	$10,478
10/31/2023	$18,381	$19,451	$10,313
11/30/2023	$19,493	$20,466	$10,780
12/31/2023	$20,406	$21,708	$11,193
1/31/2024	$20,487	$21,458	$11,162
2/29/2024	$20,811	$21,717	$11,004
3/31/2024	$21,333	$22,223	$11,106
4/30/2024	$20,830	$21,454	$10,825
5/31/2024	$21,252	$21,978	$11,009
6/30/2024	$21,392	$22,185	$11,113
7/31/2024	$21,506	$22,615	$11,373
8/31/2024	$21,833	$22,914	$11,536
9/30/2024	$22,298	$23,361	$11,690
10/31/2024	$22,281	$23,560	$11,401
11/30/2024	$24,034	$25,157	$11,521
12/31/2024	$23,145	$24,162	$11,332
1/31/2025	$24,037	$24,809	$11,393
2/28/2025	$23,525	$24,316	$11,643
3/31/2025	$22,776	$23,653	$11,648
4/30/2025	$23,223	$23,977	$11,693
5/31/2025	$24,085	$24,761	$11,610
6/30/2025	$25,451	$25,766	$11,788
7/31/2025	$25,883	$26,486	$11,757
8/31/2025	$26,365	$26,950	$11,898
9/30/2025	$27,334	$27,990	$12,028
10/31/2025	$28,784	$28,868	$12,103
11/30/2025	$28,300	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	17.75%	4.01%	10.96%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCFRX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2052-R3

01/26

Class R4

LCFSX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.01%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,759	$9,799	$9,968
1/31/2016	$9,127	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,616	$9,646	$10,270
4/30/2016	$9,727	$9,787	$10,309
5/31/2016	$9,874	$9,954	$10,312
6/30/2016	$9,932	$9,997	$10,497
7/31/2016	$10,451	$10,451	$10,564
8/31/2016	$10,535	$10,481	$10,552
9/30/2016	$10,713	$10,599	$10,545
10/31/2016	$10,462	$10,423	$10,465
11/30/2016	$10,853	$10,661	$10,217
12/31/2016	$10,964	$10,821	$10,232
1/31/2017	$11,363	$11,110	$10,252
2/28/2017	$11,553	$11,322	$10,321
3/31/2017	$11,680	$11,394	$10,315
4/30/2017	$11,776	$11,521	$10,395
5/31/2017	$11,890	$11,601	$10,475
6/30/2017	$11,991	$11,675	$10,464
7/31/2017	$12,221	$11,911	$10,509
8/31/2017	$12,298	$11,954	$10,603
9/30/2017	$12,469	$12,115	$10,553
10/31/2017	$12,738	$12,313	$10,559
11/30/2017	$12,796	$12,328	$10,546
12/31/2017	$12,784	$12,304	$10,594
1/31/2018	$13,183	$12,685	$10,472
2/28/2018	$12,930	$12,541	$10,373
3/31/2018	$12,943	$12,599	$10,439
4/30/2018	$12,884	$12,573	$10,362
5/31/2018	$13,323	$13,019	$10,435
6/30/2018	$13,269	$13,074	$10,423
7/31/2018	$13,220	$13,158	$10,425
8/31/2018	$13,866	$13,621	$10,492
9/30/2018	$13,929	$13,588	$10,425
10/31/2018	$12,840	$12,765	$10,342
11/30/2018	$12,908	$12,928	$10,404
12/31/2018	$12,326	$12,322	$10,595
1/31/2019	$13,171	$13,180	$10,708
2/28/2019	$13,662	$13,587	$10,701
3/31/2019	$13,716	$13,586	$10,907
4/30/2019	$14,104	$13,951	$10,910
5/31/2019	$13,643	$13,494	$11,103
6/30/2019	$14,359	$14,110	$11,243
7/31/2019	$14,611	$14,350	$11,268
8/31/2019	$14,611	$14,173	$11,560
9/30/2019	$14,298	$14,132	$11,498
10/31/2019	$14,531	$14,355	$11,533
11/30/2019	$14,932	$14,807	$11,527
12/31/2019	$15,360	$15,175	$11,519
1/31/2020	$15,976	$15,602	$11,740
2/29/2020	$15,919	$15,162	$11,952
3/31/2020	$14,156	$13,108	$11,881
4/30/2020	$15,699	$14,562	$12,093
5/31/2020	$16,991	$15,546	$12,149
6/30/2020	$17,992	$16,275	$12,225
7/31/2020	$19,435	$17,455	$12,408
8/31/2020	$21,290	$18,950	$12,308
9/30/2020	$20,904	$18,541	$12,301
10/31/2020	$20,835	$18,389	$12,246
11/30/2020	$23,543	$20,728	$12,366
12/31/2020	$25,173	$22,189	$12,383
1/31/2021	$25,956	$22,863	$12,295
2/28/2021	$26,859	$23,566	$12,117
3/31/2021	$25,549	$22,825	$11,966
4/30/2021	$25,961	$23,414	$12,060
5/31/2021	$25,310	$23,020	$12,100
6/30/2021	$25,466	$23,720	$12,185
7/31/2021	$25,386	$23,568	$12,321
8/31/2021	$25,811	$24,005	$12,297
9/30/2021	$25,496	$23,604	$12,191
10/31/2021	$26,335	$24,449	$12,188
11/30/2021	$25,616	$23,581	$12,224
12/31/2021	$25,420	$23,597	$12,192
1/31/2022	$23,311	$22,051	$11,930
2/28/2022	$23,138	$22,057	$11,797
3/31/2022	$23,459	$22,321	$11,469
4/30/2022	$21,440	$20,737	$11,034
5/31/2022	$20,667	$20,067	$11,105
6/30/2022	$19,669	$18,827	$10,931
7/31/2022	$20,776	$19,903	$11,198
8/31/2022	$20,903	$20,087	$10,881
9/30/2022	$19,606	$18,893	$10,411
10/31/2022	$19,844	$19,510	$10,276
11/30/2022	$20,099	$19,821	$10,654
12/31/2022	$19,470	$19,201	$10,606
1/31/2023	$20,179	$20,318	$10,932
2/28/2023	$19,873	$20,056	$10,650
3/31/2023	$19,879	$19,927	$10,920
4/30/2023	$19,571	$19,655	$10,987
5/31/2023	$19,603	$19,830	$10,867
6/30/2023	$20,260	$20,865	$10,828
7/31/2023	$20,423	$21,437	$10,821
8/31/2023	$19,885	$20,885	$10,751
9/30/2023	$19,693	$20,345	$10,478
10/31/2023	$18,746	$19,451	$10,313
11/30/2023	$19,889	$20,466	$10,780
12/31/2023	$20,825	$21,708	$11,193
1/31/2024	$20,907	$21,458	$11,162
2/29/2024	$21,236	$21,717	$11,004
3/31/2024	$21,792	$22,223	$11,106
4/30/2024	$21,264	$21,454	$10,825
5/31/2024	$21,709	$21,978	$11,009
6/30/2024	$21,865	$22,185	$11,113
7/31/2024	$21,981	$22,615	$11,373
8/31/2024	$22,312	$22,914	$11,536
9/30/2024	$22,797	$23,361	$11,690
10/31/2024	$22,780	$23,560	$11,401
11/30/2024	$24,593	$25,157	$11,521
12/31/2024	$23,671	$24,162	$11,332
1/31/2025	$24,610	$24,809	$11,393
2/28/2025	$24,073	$24,316	$11,643
3/31/2025	$23,325	$23,653	$11,648
4/30/2025	$23,779	$23,977	$11,693
5/31/2025	$24,671	$24,761	$11,610
6/30/2025	$26,074	$25,766	$11,788
7/31/2025	$26,530	$26,486	$11,757
8/31/2025	$27,020	$26,950	$11,898
9/30/2025	$28,021	$27,990	$12,028
10/31/2025	$29,513	$28,868	$12,103
11/30/2025	$29,022	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	18.01%	4.27%	11.24%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCFSX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8704-R4

01/26

Class R5

LCFTX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$98	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.28%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,621	$9,646	$10,270
4/30/2016	$9,740	$9,787	$10,309
5/31/2016	$9,887	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,468	$10,451	$10,564
8/31/2016	$10,561	$10,481	$10,552
9/30/2016	$10,733	$10,599	$10,545
10/31/2016	$10,492	$10,423	$10,465
11/30/2016	$10,882	$10,661	$10,217
12/31/2016	$11,000	$10,821	$10,232
1/31/2017	$11,398	$11,110	$10,252
2/28/2017	$11,588	$11,322	$10,321
3/31/2017	$11,722	$11,394	$10,315
4/30/2017	$11,817	$11,521	$10,395
5/31/2017	$11,941	$11,601	$10,475
6/30/2017	$12,039	$11,675	$10,464
7/31/2017	$12,279	$11,911	$10,509
8/31/2017	$12,355	$11,954	$10,603
9/30/2017	$12,533	$12,115	$10,553
10/31/2017	$12,803	$12,313	$10,559
11/30/2017	$12,860	$12,328	$10,546
12/31/2017	$12,856	$12,304	$10,594
1/31/2018	$13,255	$12,685	$10,472
2/28/2018	$13,002	$12,541	$10,373
3/31/2018	$13,013	$12,599	$10,439
4/30/2018	$12,964	$12,573	$10,362
5/31/2018	$13,404	$13,019	$10,435
6/30/2018	$13,356	$13,074	$10,423
7/31/2018	$13,316	$13,158	$10,425
8/31/2018	$13,963	$13,621	$10,492
9/30/2018	$14,034	$13,588	$10,425
10/31/2018	$12,933	$12,765	$10,342
11/30/2018	$13,002	$12,928	$10,404
12/31/2018	$12,416	$12,322	$10,595
1/31/2019	$13,274	$13,180	$10,708
2/28/2019	$13,776	$13,587	$10,701
3/31/2019	$13,828	$13,586	$10,907
4/30/2019	$14,227	$13,951	$10,910
5/31/2019	$13,765	$13,494	$11,103
6/30/2019	$14,481	$14,110	$11,243
7/31/2019	$14,756	$14,350	$11,268
8/31/2019	$14,745	$14,173	$11,560
9/30/2019	$14,440	$14,132	$11,498
10/31/2019	$14,673	$14,355	$11,533
11/30/2019	$15,087	$14,807	$11,527
12/31/2019	$15,525	$15,175	$11,519
1/31/2020	$16,144	$15,602	$11,740
2/29/2020	$16,098	$15,162	$11,952
3/31/2020	$14,318	$13,108	$11,881
4/30/2020	$15,870	$14,562	$12,093
5/31/2020	$17,191	$15,546	$12,149
6/30/2020	$18,197	$16,275	$12,225
7/31/2020	$19,659	$17,455	$12,408
8/31/2020	$21,548	$18,950	$12,308
9/30/2020	$21,160	$18,541	$12,301
10/31/2020	$21,091	$18,389	$12,246
11/30/2020	$23,838	$20,728	$12,366
12/31/2020	$25,499	$22,189	$12,383
1/31/2021	$26,300	$22,863	$12,295
2/28/2021	$27,220	$23,566	$12,117
3/31/2021	$25,893	$22,825	$11,966
4/30/2021	$26,320	$23,414	$12,060
5/31/2021	$25,652	$23,020	$12,100
6/30/2021	$25,824	$23,720	$12,185
7/31/2021	$25,744	$23,568	$12,321
8/31/2021	$26,185	$24,005	$12,297
9/30/2021	$25,869	$23,604	$12,191
10/31/2021	$26,727	$24,449	$12,188
11/30/2021	$26,003	$23,581	$12,224
12/31/2021	$25,803	$23,597	$12,192
1/31/2022	$23,665	$22,051	$11,930
2/28/2022	$23,506	$22,057	$11,797
3/31/2022	$23,844	$22,321	$11,469
4/30/2022	$21,795	$20,737	$11,034
5/31/2022	$21,017	$20,067	$11,105
6/30/2022	$19,993	$18,827	$10,931
7/31/2022	$21,125	$19,903	$11,198
8/31/2022	$21,269	$20,087	$10,881
9/30/2022	$19,946	$18,893	$10,411
10/31/2022	$20,202	$19,510	$10,276
11/30/2022	$20,459	$19,821	$10,654
12/31/2022	$19,822	$19,201	$10,606
1/31/2023	$20,537	$20,318	$10,932
2/28/2023	$20,228	$20,056	$10,650
3/31/2023	$20,232	$19,927	$10,920
4/30/2023	$19,921	$19,655	$10,987
5/31/2023	$19,970	$19,830	$10,867
6/30/2023	$20,645	$20,865	$10,828
7/31/2023	$20,810	$21,437	$10,821
8/31/2023	$20,283	$20,885	$10,751
9/30/2023	$20,068	$20,345	$10,478
10/31/2023	$19,127	$19,451	$10,313
11/30/2023	$20,283	$20,466	$10,780
12/31/2023	$21,257	$21,708	$11,193
1/31/2024	$21,340	$21,458	$11,162
2/29/2024	$21,673	$21,717	$11,004
3/31/2024	$22,251	$22,223	$11,106
4/30/2024	$21,717	$21,454	$10,825
5/31/2024	$22,167	$21,978	$11,009
6/30/2024	$22,322	$22,185	$11,113
7/31/2024	$22,456	$22,615	$11,373
8/31/2024	$22,808	$22,914	$11,536
9/30/2024	$23,296	$23,361	$11,690
10/31/2024	$23,296	$23,560	$11,401
11/30/2024	$25,149	$25,157	$11,521
12/31/2024	$24,214	$24,162	$11,332
1/31/2025	$25,167	$24,809	$11,393
2/28/2025	$24,640	$24,316	$11,643
3/31/2025	$23,864	$23,653	$11,648
4/30/2025	$24,325	$23,977	$11,693
5/31/2025	$25,247	$24,761	$11,610
6/30/2025	$26,703	$25,766	$11,788
7/31/2025	$27,165	$26,486	$11,757
8/31/2025	$27,679	$26,950	$11,898
9/30/2025	$28,713	$27,990	$12,028
10/31/2025	$30,245	$28,868	$12,103
11/30/2025	$29,745	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	18.28%	4.53%	11.52%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCFTX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8736-R5

01/26

Class R6

LCFVX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 18.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 13.95% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Lumentum Holdings, Inc. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Celcuity, Inc.

Top detractors from performance: Security selection within the Communication Services sector detracted from relative performance, led by an overweight allocation to Sea, Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an allocation to Freshpet, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,766	$9,799	$9,968
1/31/2016	$9,136	$9,195	$10,105
2/29/2016	$9,136	$9,219	$10,177
3/31/2016	$9,621	$9,646	$10,270
4/30/2016	$9,740	$9,787	$10,309
5/31/2016	$9,887	$9,954	$10,312
6/30/2016	$9,950	$9,997	$10,497
7/31/2016	$10,478	$10,451	$10,564
8/31/2016	$10,561	$10,481	$10,552
9/30/2016	$10,743	$10,599	$10,545
10/31/2016	$10,492	$10,423	$10,465
11/30/2016	$10,892	$10,661	$10,217
12/31/2016	$11,010	$10,821	$10,232
1/31/2017	$11,398	$11,110	$10,252
2/28/2017	$11,597	$11,322	$10,321
3/31/2017	$11,732	$11,394	$10,315
4/30/2017	$11,827	$11,521	$10,395
5/31/2017	$11,951	$11,601	$10,475
6/30/2017	$12,049	$11,675	$10,464
7/31/2017	$12,289	$11,911	$10,509
8/31/2017	$12,365	$11,954	$10,603
9/30/2017	$12,543	$12,115	$10,553
10/31/2017	$12,813	$12,313	$10,559
11/30/2017	$12,870	$12,328	$10,546
12/31/2017	$12,866	$12,304	$10,594
1/31/2018	$13,266	$12,685	$10,472
2/28/2018	$13,012	$12,541	$10,373
3/31/2018	$13,033	$12,599	$10,439
4/30/2018	$12,984	$12,573	$10,362
5/31/2018	$13,424	$13,019	$10,435
6/30/2018	$13,368	$13,074	$10,423
7/31/2018	$13,329	$13,158	$10,425
8/31/2018	$13,976	$13,621	$10,492
9/30/2018	$14,047	$13,588	$10,425
10/31/2018	$12,946	$12,765	$10,342
11/30/2018	$13,025	$12,928	$10,404
12/31/2018	$12,438	$12,322	$10,595
1/31/2019	$13,296	$13,180	$10,708
2/28/2019	$13,788	$13,587	$10,701
3/31/2019	$13,851	$13,586	$10,907
4/30/2019	$14,250	$13,951	$10,910
5/31/2019	$13,787	$13,494	$11,103
6/30/2019	$14,504	$14,110	$11,243
7/31/2019	$14,778	$14,350	$11,268
8/31/2019	$14,778	$14,173	$11,560
9/30/2019	$14,463	$14,132	$11,498
10/31/2019	$14,696	$14,355	$11,533
11/30/2019	$15,110	$14,807	$11,527
12/31/2019	$15,549	$15,175	$11,519
1/31/2020	$16,167	$15,602	$11,740
2/29/2020	$16,122	$15,162	$11,952
3/31/2020	$14,342	$13,108	$11,881
4/30/2020	$15,904	$14,562	$12,093
5/31/2020	$17,215	$15,546	$12,149
6/30/2020	$18,232	$16,275	$12,225
7/31/2020	$19,695	$17,455	$12,408
8/31/2020	$21,584	$18,950	$12,308
9/30/2020	$21,207	$18,541	$12,301
10/31/2020	$21,138	$18,389	$12,246
11/30/2020	$23,886	$20,728	$12,366
12/31/2020	$25,558	$22,189	$12,383
1/31/2021	$26,359	$22,863	$12,295
2/28/2021	$27,279	$23,566	$12,117
3/31/2021	$25,952	$22,825	$11,966
4/30/2021	$26,380	$23,414	$12,060
5/31/2021	$25,712	$23,020	$12,100
6/30/2021	$25,884	$23,720	$12,185
7/31/2021	$25,803	$23,568	$12,321
8/31/2021	$26,245	$24,005	$12,297
9/30/2021	$25,930	$23,604	$12,191
10/31/2021	$26,801	$24,449	$12,188
11/30/2021	$26,064	$23,581	$12,224
12/31/2021	$25,877	$23,597	$12,192
1/31/2022	$23,740	$22,051	$11,930
2/28/2022	$23,566	$22,057	$11,797
3/31/2022	$23,905	$22,321	$11,469
4/30/2022	$21,857	$20,737	$11,034
5/31/2022	$21,079	$20,067	$11,105
6/30/2022	$20,057	$18,827	$10,931
7/31/2022	$21,188	$19,903	$11,198
8/31/2022	$21,332	$20,087	$10,881
9/30/2022	$20,010	$18,893	$10,411
10/31/2022	$20,266	$19,510	$10,276
11/30/2022	$20,522	$19,821	$10,654
12/31/2022	$19,886	$19,201	$10,606
1/31/2023	$20,617	$20,318	$10,932
2/28/2023	$20,308	$20,056	$10,650
3/31/2023	$20,312	$19,927	$10,920
4/30/2023	$20,002	$19,655	$10,987
5/31/2023	$20,051	$19,830	$10,867
6/30/2023	$20,742	$20,865	$10,828
7/31/2023	$20,890	$21,437	$10,821
8/31/2023	$20,364	$20,885	$10,751
9/30/2023	$20,149	$20,345	$10,478
10/31/2023	$19,209	$19,451	$10,313
11/30/2023	$20,380	$20,466	$10,780
12/31/2023	$21,354	$21,708	$11,193
1/31/2024	$21,437	$21,458	$11,162
2/29/2024	$21,785	$21,717	$11,004
3/31/2024	$22,346	$22,223	$11,106
4/30/2024	$21,830	$21,454	$10,825
5/31/2024	$22,279	$21,978	$11,009
6/30/2024	$22,434	$22,185	$11,113
7/31/2024	$22,568	$22,615	$11,373
8/31/2024	$22,919	$22,914	$11,536
9/30/2024	$23,424	$23,361	$11,690
10/31/2024	$23,407	$23,560	$11,401
11/30/2024	$25,275	$25,157	$11,521
12/31/2024	$24,341	$24,162	$11,332
1/31/2025	$25,309	$24,809	$11,393
2/28/2025	$24,766	$24,316	$11,643
3/31/2025	$23,991	$23,653	$11,648
4/30/2025	$24,469	$23,977	$11,693
5/31/2025	$25,390	$24,761	$11,610
6/30/2025	$26,844	$25,766	$11,788
7/31/2025	$27,323	$26,486	$11,757
8/31/2025	$27,836	$26,950	$11,898
9/30/2025	$28,886	$27,990	$12,028
10/31/2025	$30,433	$28,868	$12,103
11/30/2025	$29,934	$28,668	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	18.43%	4.62%	11.59%
ICE BofA All US Convertibles Index	13.95%	6.70%	11.11%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$649,683,819
# of Portfolio Holdings	84
Portfolio Turnover Rate	151%
Total Advisory Fees Paid	$4,147,526

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.65%
Convertible Bonds	86.88%
Convertible Preferred Stocks	9.44%
Options Purchased	1.39%
Repurchase Agreements	1.64%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCFVX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8768-R6

01/26

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.70%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,775	$10,000
12/31/2015	$9,716	$9,968
1/31/2016	$9,818	$10,105
2/29/2016	$9,855	$10,177
3/31/2016	$9,974	$10,270
4/30/2016	$10,030	$10,309
5/31/2016	$10,029	$10,312
6/30/2016	$10,211	$10,497
7/31/2016	$10,293	$10,564
8/31/2016	$10,285	$10,552
9/30/2016	$10,287	$10,545
10/31/2016	$10,217	$10,465
11/30/2016	$9,970	$10,217
12/31/2016	$9,980	$10,232
1/31/2017	$10,008	$10,252
2/28/2017	$10,073	$10,321
3/31/2017	$10,065	$10,315
4/30/2017	$10,140	$10,395
5/31/2017	$10,206	$10,475
6/30/2017	$10,198	$10,464
7/31/2017	$10,245	$10,509
8/31/2017	$10,330	$10,603
9/30/2017	$10,274	$10,553
10/31/2017	$10,284	$10,559
11/30/2017	$10,266	$10,546
12/31/2017	$10,304	$10,594
1/31/2018	$10,192	$10,472
2/28/2018	$10,108	$10,373
3/31/2018	$10,161	$10,439
4/30/2018	$10,082	$10,362
5/31/2018	$10,128	$10,435
6/30/2018	$10,127	$10,423
7/31/2018	$10,135	$10,425
8/31/2018	$10,191	$10,492
9/30/2018	$10,130	$10,425
10/31/2018	$10,051	$10,342
11/30/2018	$10,097	$10,404
12/31/2018	$10,260	$10,595
1/31/2019	$10,363	$10,708
2/28/2019	$10,356	$10,701
3/31/2019	$10,551	$10,907
4/30/2019	$10,557	$10,910
5/31/2019	$10,731	$11,103
6/30/2019	$10,856	$11,243
7/31/2019	$10,888	$11,268
8/31/2019	$11,145	$11,560
9/30/2019	$11,077	$11,498
10/31/2019	$11,096	$11,533
11/30/2019	$11,085	$11,527
12/31/2019	$11,064	$11,519
1/31/2020	$11,303	$11,740
2/29/2020	$11,493	$11,952
3/31/2020	$11,244	$11,881
4/30/2020	$11,438	$12,093
5/31/2020	$11,519	$12,149
6/30/2020	$11,651	$12,225
7/31/2020	$11,893	$12,408
8/31/2020	$11,810	$12,308
9/30/2020	$11,806	$12,301
10/31/2020	$11,759	$12,246
11/30/2020	$11,905	$12,366
12/31/2020	$11,941	$12,383
1/31/2021	$11,900	$12,295
2/28/2021	$11,753	$12,117
3/31/2021	$11,617	$11,966
4/30/2021	$11,713	$12,060
5/31/2021	$11,748	$12,100
6/30/2021	$11,847	$12,185
7/31/2021	$11,955	$12,321
8/31/2021	$11,936	$12,297
9/30/2021	$11,843	$12,191
10/31/2021	$11,835	$12,188
11/30/2021	$11,869	$12,224
12/31/2021	$11,835	$12,192
1/31/2022	$11,614	$11,930
2/28/2022	$11,490	$11,797
3/31/2022	$11,144	$11,469
4/30/2022	$10,766	$11,034
5/31/2022	$10,767	$11,105
6/30/2022	$10,564	$10,931
7/31/2022	$10,798	$11,198
8/31/2022	$10,525	$10,881
9/30/2022	$10,054	$10,411
10/31/2022	$9,922	$10,276
11/30/2022	$10,262	$10,654
12/31/2022	$10,220	$10,606
1/31/2023	$10,552	$10,932
2/28/2023	$10,298	$10,650
3/31/2023	$10,525	$10,920
4/30/2023	$10,584	$10,987
5/31/2023	$10,454	$10,867
6/30/2023	$10,436	$10,828
7/31/2023	$10,440	$10,821
8/31/2023	$10,376	$10,751
9/30/2023	$10,132	$10,478
10/31/2023	$9,978	$10,313
11/30/2023	$10,418	$10,780
12/31/2023	$10,793	$11,193
1/31/2024	$10,788	$11,162
2/29/2024	$10,642	$11,004
3/31/2024	$10,741	$11,106
4/30/2024	$10,490	$10,825
5/31/2024	$10,672	$11,009
6/30/2024	$10,771	$11,113
7/31/2024	$11,013	$11,373
8/31/2024	$11,172	$11,536
9/30/2024	$11,319	$11,690
10/31/2024	$11,049	$11,401
11/30/2024	$11,173	$11,521
12/31/2024	$11,010	$11,332
1/31/2025	$11,075	$11,393
2/28/2025	$11,310	$11,643
3/31/2025	$11,305	$11,648
4/30/2025	$11,335	$11,693
5/31/2025	$11,255	$11,610
6/30/2025	$11,432	$11,788
7/31/2025	$11,402	$11,757
8/31/2025	$11,544	$11,898
9/30/2025	$11,674	$12,028
10/31/2025	$11,742	$12,103
11/30/2025	$11,809	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	5.70%	(0.16%)	1.91%
Class A with sales charge	3.37%	(0.62%)	1.68%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-273-A

01/26

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.11%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,934	$9,968
1/31/2016	$10,033	$10,105
2/29/2016	$10,066	$10,177
3/31/2016	$10,183	$10,270
4/30/2016	$10,235	$10,309
5/31/2016	$10,228	$10,312
6/30/2016	$10,410	$10,497
7/31/2016	$10,488	$10,564
8/31/2016	$10,474	$10,552
9/30/2016	$10,471	$10,545
10/31/2016	$10,394	$10,465
11/30/2016	$10,136	$10,217
12/31/2016	$10,141	$10,232
1/31/2017	$10,173	$10,252
2/28/2017	$10,225	$10,321
3/31/2017	$10,212	$10,315
4/30/2017	$10,283	$10,395
5/31/2017	$10,344	$10,475
6/30/2017	$10,330	$10,464
7/31/2017	$10,373	$10,509
8/31/2017	$10,454	$10,603
9/30/2017	$10,392	$10,553
10/31/2017	$10,396	$10,559
11/30/2017	$10,372	$10,546
12/31/2017	$10,406	$10,594
1/31/2018	$10,296	$10,472
2/28/2018	$10,197	$10,373
3/31/2018	$10,245	$10,439
4/30/2018	$10,160	$10,362
5/31/2018	$10,210	$10,435
6/30/2018	$10,194	$10,423
7/31/2018	$10,196	$10,425
8/31/2018	$10,247	$10,492
9/30/2018	$10,191	$10,425
10/31/2018	$10,095	$10,342
11/30/2018	$10,147	$10,404
12/31/2018	$10,296	$10,595
1/31/2019	$10,394	$10,708
2/28/2019	$10,382	$10,701
3/31/2019	$10,573	$10,907
4/30/2019	$10,573	$10,910
5/31/2019	$10,743	$11,103
6/30/2019	$10,863	$11,243
7/31/2019	$10,890	$11,268
8/31/2019	$11,142	$11,560
9/30/2019	$11,068	$11,498
10/31/2019	$11,082	$11,533
11/30/2019	$11,065	$11,527
12/31/2019	$11,038	$11,519
1/31/2020	$11,271	$11,740
2/29/2020	$11,456	$11,952
3/31/2020	$11,201	$11,881
4/30/2020	$11,389	$12,093
5/31/2020	$11,464	$12,149
6/30/2020	$11,590	$12,225
7/31/2020	$11,825	$12,408
8/31/2020	$11,736	$12,308
9/30/2020	$11,726	$12,301
10/31/2020	$11,672	$12,246
11/30/2020	$11,802	$12,366
12/31/2020	$11,841	$12,383
1/31/2021	$11,794	$12,295
2/28/2021	$11,641	$12,117
3/31/2021	$11,499	$11,966
4/30/2021	$11,589	$12,060
5/31/2021	$11,617	$12,100
6/30/2021	$11,698	$12,185
7/31/2021	$11,810	$12,321
8/31/2021	$11,785	$12,297
9/30/2021	$11,687	$12,191
10/31/2021	$11,672	$12,188
11/30/2021	$11,689	$12,224
12/31/2021	$11,660	$12,192
1/31/2022	$11,435	$11,930
2/28/2022	$11,307	$11,797
3/31/2022	$10,969	$11,469
4/30/2022	$10,590	$11,034
5/31/2022	$10,575	$11,105
6/30/2022	$10,381	$10,931
7/31/2022	$10,605	$11,198
8/31/2022	$10,330	$10,881
9/30/2022	$9,861	$10,411
10/31/2022	$9,726	$10,276
11/30/2022	$10,056	$10,654
12/31/2022	$9,998	$10,606
1/31/2023	$10,319	$10,932
2/28/2023	$10,065	$10,650
3/31/2023	$10,293	$10,920
4/30/2023	$10,346	$10,987
5/31/2023	$10,213	$10,867
6/30/2023	$10,178	$10,828
7/31/2023	$10,188	$10,821
8/31/2023	$10,120	$10,751
9/30/2023	$9,875	$10,478
10/31/2023	$9,719	$10,313
11/30/2023	$10,145	$10,780
12/31/2023	$10,506	$11,193
1/31/2024	$10,495	$11,162
2/29/2024	$10,348	$11,004
3/31/2024	$10,439	$11,106
4/30/2024	$10,189	$10,825
5/31/2024	$10,348	$11,009
6/30/2024	$10,440	$11,113
7/31/2024	$10,670	$11,373
8/31/2024	$10,831	$11,536
9/30/2024	$10,968	$11,690
10/31/2024	$10,699	$11,401
11/30/2024	$10,802	$11,521
12/31/2024	$10,637	$11,332
1/31/2025	$10,706	$11,393
2/28/2025	$10,929	$11,643
3/31/2025	$10,917	$11,648
4/30/2025	$10,940	$11,693
5/31/2025	$10,857	$11,610
6/30/2025	$11,022	$11,788
7/31/2025	$10,986	$11,757
8/31/2025	$11,117	$11,898
9/30/2025	$11,224	$12,028
10/31/2025	$11,295	$12,103
11/30/2025	$11,354	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.11%	(0.77%)	1.28%
Class C with sales charge	4.11%	(0.77%)	1.28%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-684-C

01/26

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.80%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,941	$9,968
1/31/2016	$10,045	$10,105
2/29/2016	$10,084	$10,177
3/31/2016	$10,207	$10,270
4/30/2016	$10,265	$10,309
5/31/2016	$10,265	$10,312
6/30/2016	$10,452	$10,497
7/31/2016	$10,537	$10,564
8/31/2016	$10,529	$10,552
9/30/2016	$10,533	$10,545
10/31/2016	$10,461	$10,465
11/30/2016	$10,209	$10,217
12/31/2016	$10,220	$10,232
1/31/2017	$10,250	$10,252
2/28/2017	$10,317	$10,321
3/31/2017	$10,310	$10,315
4/30/2017	$10,387	$10,395
5/31/2017	$10,456	$10,475
6/30/2017	$10,448	$10,464
7/31/2017	$10,498	$10,509
8/31/2017	$10,576	$10,603
9/30/2017	$10,529	$10,553
10/31/2017	$10,530	$10,559
11/30/2017	$10,523	$10,546
12/31/2017	$10,564	$10,594
1/31/2018	$10,449	$10,472
2/28/2018	$10,354	$10,373
3/31/2018	$10,410	$10,439
4/30/2018	$10,339	$10,362
5/31/2018	$10,387	$10,435
6/30/2018	$10,377	$10,423
7/31/2018	$10,386	$10,425
8/31/2018	$10,454	$10,492
9/30/2018	$10,392	$10,425
10/31/2018	$10,312	$10,342
11/30/2018	$10,360	$10,404
12/31/2018	$10,529	$10,595
1/31/2019	$10,634	$10,708
2/28/2019	$10,628	$10,701
3/31/2019	$10,819	$10,907
4/30/2019	$10,836	$10,910
5/31/2019	$11,016	$11,103
6/30/2019	$11,144	$11,243
7/31/2019	$11,168	$11,268
8/31/2019	$11,444	$11,560
9/30/2019	$11,375	$11,498
10/31/2019	$11,385	$11,533
11/30/2019	$11,385	$11,527
12/31/2019	$11,354	$11,519
1/31/2020	$11,600	$11,740
2/29/2020	$11,806	$11,952
3/31/2020	$11,551	$11,881
4/30/2020	$11,751	$12,093
5/31/2020	$11,836	$12,149
6/30/2020	$11,972	$12,225
7/31/2020	$12,222	$12,408
8/31/2020	$12,137	$12,308
9/30/2020	$12,134	$12,301
10/31/2020	$12,087	$12,246
11/30/2020	$12,228	$12,366
12/31/2020	$12,276	$12,383
1/31/2021	$12,235	$12,295
2/28/2021	$12,085	$12,117
3/31/2021	$11,945	$11,966
4/30/2021	$12,045	$12,060
5/31/2021	$12,071	$12,100
6/30/2021	$12,174	$12,185
7/31/2021	$12,297	$12,321
8/31/2021	$12,279	$12,297
9/30/2021	$12,173	$12,191
10/31/2021	$12,177	$12,188
11/30/2021	$12,202	$12,224
12/31/2021	$12,180	$12,192
1/31/2022	$11,953	$11,930
2/28/2022	$11,826	$11,797
3/31/2022	$11,471	$11,469
4/30/2022	$11,083	$11,034
5/31/2022	$11,085	$11,105
6/30/2022	$10,877	$10,931
7/31/2022	$11,118	$11,198
8/31/2022	$10,838	$10,881
9/30/2022	$10,354	$10,411
10/31/2022	$10,220	$10,276
11/30/2022	$10,570	$10,654
12/31/2022	$10,517	$10,606
1/31/2023	$10,870	$10,932
2/28/2023	$10,599	$10,650
3/31/2023	$10,844	$10,920
4/30/2023	$10,907	$10,987
5/31/2023	$10,774	$10,867
6/30/2023	$10,755	$10,828
7/31/2023	$10,760	$10,821
8/31/2023	$10,696	$10,751
9/30/2023	$10,445	$10,478
10/31/2023	$10,287	$10,313
11/30/2023	$10,741	$10,780
12/31/2023	$11,129	$11,193
1/31/2024	$11,125	$11,162
2/29/2024	$10,975	$11,004
3/31/2024	$11,078	$11,106
4/30/2024	$10,821	$10,825
5/31/2024	$11,008	$11,009
6/30/2024	$11,112	$11,113
7/31/2024	$11,362	$11,373
8/31/2024	$11,528	$11,536
9/30/2024	$11,680	$11,690
10/31/2024	$11,403	$11,401
11/30/2024	$11,531	$11,521
12/31/2024	$11,351	$11,332
1/31/2025	$11,432	$11,393
2/28/2025	$11,676	$11,643
3/31/2025	$11,671	$11,648
4/30/2025	$11,703	$11,693
5/31/2025	$11,622	$11,610
6/30/2025	$11,806	$11,788
7/31/2025	$11,789	$11,757
8/31/2025	$11,924	$11,898
9/30/2025	$12,058	$12,028
10/31/2025	$12,130	$12,103
11/30/2025	$12,200	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	5.80%	(0.04%)	2.01%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1009-F

01/26

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,055	$10,051
5/31/2017	$10,123	$10,128
6/30/2017	$10,117	$10,118
7/31/2017	$10,167	$10,162
8/31/2017	$10,255	$10,253
9/30/2017	$10,201	$10,204
10/31/2017	$10,204	$10,210
11/30/2017	$10,199	$10,197
12/31/2017	$10,240	$10,244
1/31/2018	$10,131	$10,126
2/28/2018	$10,051	$10,030
3/31/2018	$10,106	$10,094
4/30/2018	$10,030	$10,019
5/31/2018	$10,077	$10,091
6/30/2018	$10,078	$10,078
7/31/2018	$10,088	$10,080
8/31/2018	$10,146	$10,145
9/30/2018	$10,088	$10,080
10/31/2018	$10,010	$10,000
11/30/2018	$10,058	$10,060
12/31/2018	$10,223	$10,245
1/31/2019	$10,328	$10,354
2/28/2019	$10,324	$10,348
3/31/2019	$10,520	$10,546
4/30/2019	$10,529	$10,549
5/31/2019	$10,705	$10,736
6/30/2019	$10,832	$10,871
7/31/2019	$10,857	$10,895
8/31/2019	$11,126	$11,177
9/30/2019	$11,060	$11,118
10/31/2019	$11,082	$11,151
11/30/2019	$11,073	$11,146
12/31/2019	$11,055	$11,138
1/31/2020	$11,296	$11,352
2/29/2020	$11,488	$11,557
3/31/2020	$11,242	$11,489
4/30/2020	$11,438	$11,693
5/31/2020	$11,522	$11,747
6/30/2020	$11,657	$11,821
7/31/2020	$11,902	$11,998
8/31/2020	$11,821	$11,901
9/30/2020	$11,820	$11,894
10/31/2020	$11,775	$11,841
11/30/2020	$11,925	$11,958
12/31/2020	$11,963	$11,974
1/31/2021	$11,925	$11,888
2/28/2021	$11,780	$11,716
3/31/2021	$11,646	$11,570
4/30/2021	$11,745	$11,662
5/31/2021	$11,782	$11,700
6/30/2021	$11,874	$11,782
7/31/2021	$11,996	$11,914
8/31/2021	$11,980	$11,891
9/30/2021	$11,889	$11,788
10/31/2021	$11,884	$11,785
11/30/2021	$11,910	$11,820
12/31/2021	$11,890	$11,789
1/31/2022	$11,671	$11,535
2/28/2022	$11,548	$11,407
3/31/2022	$11,203	$11,090
4/30/2022	$10,826	$10,669
5/31/2022	$10,829	$10,738
6/30/2022	$10,628	$10,569
7/31/2022	$10,865	$10,828
8/31/2022	$10,593	$10,522
9/30/2022	$10,121	$10,067
10/31/2022	$9,991	$9,937
11/30/2022	$10,335	$10,302
12/31/2022	$10,295	$10,256
1/31/2023	$10,631	$10,571
2/28/2023	$10,366	$10,298
3/31/2023	$10,608	$10,559
4/30/2023	$10,670	$10,623
5/31/2023	$10,541	$10,508
6/30/2023	$10,525	$10,470
7/31/2023	$10,531	$10,463
8/31/2023	$10,470	$10,396
9/30/2023	$10,225	$10,132
10/31/2023	$10,072	$9,972
11/30/2023	$10,519	$10,424
12/31/2023	$10,900	$10,823
1/31/2024	$10,897	$10,793
2/29/2024	$10,752	$10,640
3/31/2024	$10,854	$10,739
4/30/2024	$10,603	$10,467
5/31/2024	$10,789	$10,645
6/30/2024	$10,892	$10,746
7/31/2024	$11,139	$10,997
8/31/2024	$11,303	$11,155
9/30/2024	$11,454	$11,304
10/31/2024	$11,183	$11,024
11/30/2024	$11,311	$11,140
12/31/2024	$11,148	$10,958
1/31/2025	$11,217	$11,016
2/28/2025	$11,457	$11,258
3/31/2025	$11,455	$11,263
4/30/2025	$11,488	$11,307
5/31/2025	$11,410	$11,226
6/30/2025	$11,592	$11,399
7/31/2025	$11,564	$11,368
8/31/2025	$11,711	$11,504
9/30/2025	$11,845	$11,630
10/31/2025	$11,916	$11,703
11/30/2025	$11,988	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.98%	0.11%	2.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8965-F3

01/26

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.06%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,942	$9,968
1/31/2016	$10,047	$10,105
2/29/2016	$10,087	$10,177
3/31/2016	$10,211	$10,270
4/30/2016	$10,269	$10,309
5/31/2016	$10,270	$10,312
6/30/2016	$10,458	$10,497
7/31/2016	$10,544	$10,564
8/31/2016	$10,537	$10,552
9/30/2016	$10,542	$10,545
10/31/2016	$10,472	$10,465
11/30/2016	$10,220	$10,217
12/31/2016	$10,232	$10,232
1/31/2017	$10,262	$10,252
2/28/2017	$10,331	$10,321
3/31/2017	$10,324	$10,315
4/30/2017	$10,403	$10,395
5/31/2017	$10,462	$10,475
6/30/2017	$10,465	$10,464
7/31/2017	$10,506	$10,509
8/31/2017	$10,596	$10,603
9/30/2017	$10,549	$10,553
10/31/2017	$10,551	$10,559
11/30/2017	$10,534	$10,546
12/31/2017	$10,585	$10,594
1/31/2018	$10,472	$10,472
2/28/2018	$10,378	$10,373
3/31/2018	$10,434	$10,439
4/30/2018	$10,364	$10,362
5/31/2018	$10,413	$10,435
6/30/2018	$10,405	$10,423
7/31/2018	$10,415	$10,425
8/31/2018	$10,475	$10,492
9/30/2018	$10,424	$10,425
10/31/2018	$10,345	$10,342
11/30/2018	$10,394	$10,404
12/31/2018	$10,555	$10,595
1/31/2019	$10,672	$10,708
2/28/2019	$10,657	$10,701
3/31/2019	$10,860	$10,907
4/30/2019	$10,868	$10,910
5/31/2019	$11,060	$11,103
6/30/2019	$11,190	$11,243
7/31/2019	$11,216	$11,268
8/31/2019	$11,493	$11,560
9/30/2019	$11,426	$11,498
10/31/2019	$11,437	$11,533
11/30/2019	$11,438	$11,527
12/31/2019	$11,409	$11,519
1/31/2020	$11,658	$11,740
2/29/2020	$11,855	$11,952
3/31/2020	$11,611	$11,881
4/30/2020	$11,813	$12,093
5/31/2020	$11,900	$12,149
6/30/2020	$12,038	$12,225
7/31/2020	$12,280	$12,408
8/31/2020	$12,197	$12,308
9/30/2020	$12,206	$12,301
10/31/2020	$12,159	$12,246
11/30/2020	$12,302	$12,366
12/31/2020	$12,342	$12,383
1/31/2021	$12,302	$12,295
2/28/2021	$12,163	$12,117
3/31/2021	$12,024	$11,966
4/30/2021	$12,115	$12,060
5/31/2021	$12,154	$12,100
6/30/2021	$12,259	$12,185
7/31/2021	$12,384	$12,321
8/31/2021	$12,368	$12,297
9/30/2021	$12,263	$12,191
10/31/2021	$12,257	$12,188
11/30/2021	$12,294	$12,224
12/31/2021	$12,262	$12,192
1/31/2022	$12,046	$11,930
2/28/2022	$11,908	$11,797
3/31/2022	$11,563	$11,469
4/30/2022	$11,173	$11,034
5/31/2022	$11,165	$11,105
6/30/2022	$10,968	$10,931
7/31/2022	$11,213	$11,198
8/31/2022	$10,920	$10,881
9/30/2022	$10,433	$10,411
10/31/2022	$10,299	$10,276
11/30/2022	$10,654	$10,654
12/31/2022	$10,612	$10,606
1/31/2023	$10,959	$10,932
2/28/2023	$10,697	$10,650
3/31/2023	$10,947	$10,920
4/30/2023	$11,011	$10,987
5/31/2023	$10,878	$10,867
6/30/2023	$10,849	$10,828
7/31/2023	$10,855	$10,821
8/31/2023	$10,803	$10,751
9/30/2023	$10,539	$10,478
10/31/2023	$10,380	$10,313
11/30/2023	$10,841	$10,780
12/31/2023	$11,246	$11,193
1/31/2024	$11,231	$11,162
2/29/2024	$11,093	$11,004
3/31/2024	$11,186	$11,106
4/30/2024	$10,939	$10,825
5/31/2024	$11,118	$11,009
6/30/2024	$11,224	$11,113
7/31/2024	$11,479	$11,373
8/31/2024	$11,647	$11,536
9/30/2024	$11,815	$11,690
10/31/2024	$11,523	$11,401
11/30/2024	$11,655	$11,521
12/31/2024	$11,486	$11,332
1/31/2025	$11,557	$11,393
2/28/2025	$11,805	$11,643
3/31/2025	$11,802	$11,648
4/30/2025	$11,836	$11,693
5/31/2025	$11,755	$11,610
6/30/2025	$11,942	$11,788
7/31/2025	$11,926	$11,757
8/31/2025	$12,077	$11,898
9/30/2025	$12,202	$12,028
10/31/2025	$12,275	$12,103
11/30/2025	$12,361	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.06%	0.10%	2.14%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-689-I

01/26

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,937	$9,968
1/31/2016	$10,037	$10,105
2/29/2016	$10,072	$10,177
3/31/2016	$10,190	$10,270
4/30/2016	$10,244	$10,309
5/31/2016	$10,240	$10,312
6/30/2016	$10,422	$10,497
7/31/2016	$10,503	$10,564
8/31/2016	$10,500	$10,552
9/30/2016	$10,490	$10,545
10/31/2016	$10,415	$10,465
11/30/2016	$10,159	$10,217
12/31/2016	$10,166	$10,232
1/31/2017	$10,200	$10,252
2/28/2017	$10,264	$10,321
3/31/2017	$10,243	$10,315
4/30/2017	$10,316	$10,395
5/31/2017	$10,379	$10,475
6/30/2017	$10,377	$10,464
7/31/2017	$10,412	$10,509
8/31/2017	$10,495	$10,603
9/30/2017	$10,435	$10,553
10/31/2017	$10,441	$10,559
11/30/2017	$10,419	$10,546
12/31/2017	$10,455	$10,594
1/31/2018	$10,347	$10,472
2/28/2018	$10,249	$10,373
3/31/2018	$10,300	$10,439
4/30/2018	$10,216	$10,362
5/31/2018	$10,269	$10,435
6/30/2018	$10,255	$10,423
7/31/2018	$10,259	$10,425
8/31/2018	$10,312	$10,492
9/30/2018	$10,257	$10,425
10/31/2018	$10,164	$10,342
11/30/2018	$10,207	$10,404
12/31/2018	$10,369	$10,595
1/31/2019	$10,469	$10,708
2/28/2019	$10,459	$10,701
3/31/2019	$10,652	$10,907
4/30/2019	$10,654	$10,910
5/31/2019	$10,827	$11,103
6/30/2019	$10,949	$11,243
7/31/2019	$10,978	$11,268
8/31/2019	$11,234	$11,560
9/30/2019	$11,161	$11,498
10/31/2019	$11,177	$11,533
11/30/2019	$11,162	$11,527
12/31/2019	$11,137	$11,519
1/31/2020	$11,374	$11,740
2/29/2020	$11,561	$11,952
3/31/2020	$11,307	$11,881
4/30/2020	$11,498	$12,093
5/31/2020	$11,587	$12,149
6/30/2020	$11,705	$12,225
7/31/2020	$11,944	$12,408
8/31/2020	$11,856	$12,308
9/30/2020	$11,859	$12,301
10/31/2020	$11,807	$12,246
11/30/2020	$11,940	$12,366
12/31/2020	$11,971	$12,383
1/31/2021	$11,926	$12,295
2/28/2021	$11,786	$12,117
3/31/2021	$11,645	$11,966
4/30/2021	$11,727	$12,060
5/31/2021	$11,758	$12,100
6/30/2021	$11,853	$12,185
7/31/2021	$11,968	$12,321
8/31/2021	$11,935	$12,297
9/30/2021	$11,838	$12,191
10/31/2021	$11,826	$12,188
11/30/2021	$11,856	$12,224
12/31/2021	$11,819	$12,192
1/31/2022	$11,594	$11,930
2/28/2022	$11,467	$11,797
3/31/2022	$11,128	$11,469
4/30/2022	$10,748	$11,034
5/31/2022	$10,734	$11,105
6/30/2022	$10,540	$10,931
7/31/2022	$10,758	$11,198
8/31/2022	$10,482	$10,881
9/30/2022	$10,010	$10,411
10/31/2022	$9,876	$10,276
11/30/2022	$10,211	$10,654
12/31/2022	$10,165	$10,606
1/31/2023	$10,492	$10,932
2/28/2023	$10,236	$10,650
3/31/2023	$10,458	$10,920
4/30/2023	$10,514	$10,987
5/31/2023	$10,381	$10,867
6/30/2023	$10,359	$10,828
7/31/2023	$10,360	$10,821
8/31/2023	$10,305	$10,751
9/30/2023	$10,047	$10,478
10/31/2023	$9,891	$10,313
11/30/2023	$10,324	$10,780
12/31/2023	$10,704	$11,193
1/31/2024	$10,684	$11,162
2/29/2024	$10,548	$11,004
3/31/2024	$10,631	$11,106
4/30/2024	$10,390	$10,825
5/31/2024	$10,555	$11,009
6/30/2024	$10,649	$11,113
7/31/2024	$10,885	$11,373
8/31/2024	$11,039	$11,536
9/30/2024	$11,192	$11,690
10/31/2024	$10,910	$11,401
11/30/2024	$11,028	$11,521
12/31/2024	$10,864	$11,332
1/31/2025	$10,925	$11,393
2/28/2025	$11,153	$11,643
3/31/2025	$11,144	$11,648
4/30/2025	$11,170	$11,693
5/31/2025	$11,088	$11,610
6/30/2025	$11,259	$11,788
7/31/2025	$11,237	$11,757
8/31/2025	$11,361	$11,898
9/30/2025	$11,485	$12,028
10/31/2025	$11,548	$12,103
11/30/2025	$11,623	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.39%	(0.54%)	1.52%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1079-R2

01/26

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$87	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,938	$9,968
1/31/2016	$10,038	$10,105
2/29/2016	$10,074	$10,177
3/31/2016	$10,194	$10,270
4/30/2016	$10,248	$10,309
5/31/2016	$10,245	$10,312
6/30/2016	$10,428	$10,497
7/31/2016	$10,510	$10,564
8/31/2016	$10,508	$10,552
9/30/2016	$10,498	$10,545
10/31/2016	$10,424	$10,465
11/30/2016	$10,170	$10,217
12/31/2016	$10,177	$10,232
1/31/2017	$10,213	$10,252
2/28/2017	$10,267	$10,321
3/31/2017	$10,257	$10,315
4/30/2017	$10,331	$10,395
5/31/2017	$10,395	$10,475
6/30/2017	$10,394	$10,464
7/31/2017	$10,430	$10,509
8/31/2017	$10,515	$10,603
9/30/2017	$10,455	$10,553
10/31/2017	$10,462	$10,559
11/30/2017	$10,441	$10,546
12/31/2017	$10,478	$10,594
1/31/2018	$10,371	$10,472
2/28/2018	$10,274	$10,373
3/31/2018	$10,325	$10,439
4/30/2018	$10,242	$10,362
5/31/2018	$10,295	$10,435
6/30/2018	$10,283	$10,423
7/31/2018	$10,288	$10,425
8/31/2018	$10,342	$10,492
9/30/2018	$10,288	$10,425
10/31/2018	$10,195	$10,342
11/30/2018	$10,239	$10,404
12/31/2018	$10,402	$10,595
1/31/2019	$10,503	$10,708
2/28/2019	$10,494	$10,701
3/31/2019	$10,689	$10,907
4/30/2019	$10,692	$10,910
5/31/2019	$10,866	$11,103
6/30/2019	$10,990	$11,243
7/31/2019	$11,019	$11,268
8/31/2019	$11,277	$11,560
9/30/2019	$11,206	$11,498
10/31/2019	$11,222	$11,533
11/30/2019	$11,208	$11,527
12/31/2019	$11,184	$11,519
1/31/2020	$11,423	$11,740
2/29/2020	$11,612	$11,952
3/31/2020	$11,358	$11,881
4/30/2020	$11,550	$12,093
5/31/2020	$11,640	$12,149
6/30/2020	$11,760	$12,225
7/31/2020	$12,001	$12,408
8/31/2020	$11,914	$12,308
9/30/2020	$11,918	$12,301
10/31/2020	$11,857	$12,246
11/30/2020	$12,001	$12,366
12/31/2020	$12,034	$12,383
1/31/2021	$11,990	$12,295
2/28/2021	$11,850	$12,117
3/31/2021	$11,699	$11,966
4/30/2021	$11,793	$12,060
5/31/2021	$11,825	$12,100
6/30/2021	$11,921	$12,185
7/31/2021	$12,038	$12,321
8/31/2021	$12,006	$12,297
9/30/2021	$11,909	$12,191
10/31/2021	$11,898	$12,188
11/30/2021	$11,929	$12,224
12/31/2021	$11,892	$12,192
1/31/2022	$11,667	$11,930
2/28/2022	$11,540	$11,797
3/31/2022	$11,200	$11,469
4/30/2022	$10,807	$11,034
5/31/2022	$10,805	$11,105
6/30/2022	$10,599	$10,931
7/31/2022	$10,831	$11,198
8/31/2022	$10,554	$10,881
9/30/2022	$10,079	$10,411
10/31/2022	$9,945	$10,276
11/30/2022	$10,283	$10,654
12/31/2022	$10,238	$10,606
1/31/2023	$10,568	$10,932
2/28/2023	$10,311	$10,650
3/31/2023	$10,536	$10,920
4/30/2023	$10,593	$10,987
5/31/2023	$10,460	$10,867
6/30/2023	$10,439	$10,828
7/31/2023	$10,440	$10,821
8/31/2023	$10,374	$10,751
9/30/2023	$10,127	$10,478
10/31/2023	$9,971	$10,313
11/30/2023	$10,408	$10,780
12/31/2023	$10,780	$11,193
1/31/2024	$10,772	$11,162
2/29/2024	$10,624	$11,004
3/31/2024	$10,720	$11,106
4/30/2024	$10,467	$10,825
5/31/2024	$10,645	$11,009
6/30/2024	$10,742	$11,113
7/31/2024	$10,980	$11,373
8/31/2024	$11,137	$11,536
9/30/2024	$11,280	$11,690
10/31/2024	$11,008	$11,401
11/30/2024	$11,129	$11,521
12/31/2024	$10,963	$11,332
1/31/2025	$11,026	$11,393
2/28/2025	$11,257	$11,643
3/31/2025	$11,249	$11,648
4/30/2025	$11,276	$11,693
5/31/2025	$11,194	$11,610
6/30/2025	$11,368	$11,788
7/31/2025	$11,347	$11,757
8/31/2025	$11,473	$11,898
9/30/2025	$11,599	$12,028
10/31/2025	$11,663	$12,103
11/30/2025	$11,728	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.38%	(0.46%)	1.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2053-R3

01/26

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,940	$9,968
1/31/2016	$10,043	$10,105
2/29/2016	$10,082	$10,177
3/31/2016	$10,204	$10,270
4/30/2016	$10,260	$10,309
5/31/2016	$10,259	$10,312
6/30/2016	$10,445	$10,497
7/31/2016	$10,529	$10,564
8/31/2016	$10,519	$10,552
9/30/2016	$10,522	$10,545
10/31/2016	$10,440	$10,465
11/30/2016	$10,197	$10,217
12/31/2016	$10,206	$10,232
1/31/2017	$10,234	$10,252
2/28/2017	$10,301	$10,321
3/31/2017	$10,292	$10,315
4/30/2017	$10,368	$10,395
5/31/2017	$10,435	$10,475
6/30/2017	$10,426	$10,464
7/31/2017	$10,465	$10,509
8/31/2017	$10,552	$10,603
9/30/2017	$10,504	$10,553
10/31/2017	$10,503	$10,559
11/30/2017	$10,494	$10,546
12/31/2017	$10,533	$10,594
1/31/2018	$10,418	$10,472
2/28/2018	$10,322	$10,373
3/31/2018	$10,376	$10,439
4/30/2018	$10,304	$10,362
5/31/2018	$10,351	$10,435
6/30/2018	$10,340	$10,423
7/31/2018	$10,347	$10,425
8/31/2018	$10,404	$10,492
9/30/2018	$10,351	$10,425
10/31/2018	$10,270	$10,342
11/30/2018	$10,317	$10,404
12/31/2018	$10,473	$10,595
1/31/2019	$10,587	$10,708
2/28/2019	$10,580	$10,701
3/31/2019	$10,768	$10,907
4/30/2019	$10,784	$10,910
5/31/2019	$10,962	$11,103
6/30/2019	$11,088	$11,243
7/31/2019	$11,111	$11,268
8/31/2019	$11,383	$11,560
9/30/2019	$11,313	$11,498
10/31/2019	$11,322	$11,533
11/30/2019	$11,321	$11,527
12/31/2019	$11,289	$11,519
1/31/2020	$11,532	$11,740
2/29/2020	$11,736	$11,952
3/31/2020	$11,481	$11,881
4/30/2020	$11,679	$12,093
5/31/2020	$11,761	$12,149
6/30/2020	$11,896	$12,225
7/31/2020	$12,142	$12,408
8/31/2020	$12,057	$12,308
9/30/2020	$12,052	$12,301
10/31/2020	$12,003	$12,246
11/30/2020	$12,142	$12,366
12/31/2020	$12,188	$12,383
1/31/2021	$12,135	$12,295
2/28/2021	$11,996	$12,117
3/31/2021	$11,856	$11,966
4/30/2021	$11,953	$12,060
5/31/2021	$11,978	$12,100
6/30/2021	$12,078	$12,185
7/31/2021	$12,199	$12,321
8/31/2021	$12,180	$12,297
9/30/2021	$12,073	$12,191
10/31/2021	$12,075	$12,188
11/30/2021	$12,099	$12,224
12/31/2021	$12,074	$12,192
1/31/2022	$11,848	$11,930
2/28/2022	$11,721	$11,797
3/31/2022	$11,368	$11,469
4/30/2022	$10,982	$11,034
5/31/2022	$10,971	$11,105
6/30/2022	$10,775	$10,931
7/31/2022	$11,013	$11,198
8/31/2022	$10,734	$10,881
9/30/2022	$10,253	$10,411
10/31/2022	$10,119	$10,276
11/30/2022	$10,465	$10,654
12/31/2022	$10,410	$10,606
1/31/2023	$10,759	$10,932
2/28/2023	$10,489	$10,650
3/31/2023	$10,731	$10,920
4/30/2023	$10,791	$10,987
5/31/2023	$10,658	$10,867
6/30/2023	$10,627	$10,828
7/31/2023	$10,642	$10,821
8/31/2023	$10,577	$10,751
9/30/2023	$10,316	$10,478
10/31/2023	$10,170	$10,313
11/30/2023	$10,618	$10,780
12/31/2023	$11,000	$11,193
1/31/2024	$10,994	$11,162
2/29/2024	$10,846	$11,004
3/31/2024	$10,946	$11,106
4/30/2024	$10,690	$10,825
5/31/2024	$10,874	$11,009
6/30/2024	$10,963	$11,113
7/31/2024	$11,221	$11,373
8/31/2024	$11,383	$11,536
9/30/2024	$11,532	$11,690
10/31/2024	$11,257	$11,401
11/30/2024	$11,370	$11,521
12/31/2024	$11,203	$11,332
1/31/2025	$11,282	$11,393
2/28/2025	$11,520	$11,643
3/31/2025	$11,515	$11,648
4/30/2025	$11,545	$11,693
5/31/2025	$11,463	$11,610
6/30/2025	$11,643	$11,788
7/31/2025	$11,612	$11,757
8/31/2025	$11,756	$11,898
9/30/2025	$11,888	$12,028
10/31/2025	$11,956	$12,103
11/30/2025	$12,024	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.76%	(0.19%)	1.86%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8705-R4

01/26

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.02%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,942	$9,968
1/31/2016	$10,048	$10,105
2/29/2016	$10,088	$10,177
3/31/2016	$10,213	$10,270
4/30/2016	$10,272	$10,309
5/31/2016	$10,273	$10,312
6/30/2016	$10,462	$10,497
7/31/2016	$10,548	$10,564
8/31/2016	$10,541	$10,552
9/30/2016	$10,546	$10,545
10/31/2016	$10,476	$10,465
11/30/2016	$10,224	$10,217
12/31/2016	$10,236	$10,232
1/31/2017	$10,266	$10,252
2/28/2017	$10,335	$10,321
3/31/2017	$10,328	$10,315
4/30/2017	$10,407	$10,395
5/31/2017	$10,476	$10,475
6/30/2017	$10,470	$10,464
7/31/2017	$10,520	$10,509
8/31/2017	$10,610	$10,603
9/30/2017	$10,554	$10,553
10/31/2017	$10,565	$10,559
11/30/2017	$10,548	$10,546
12/31/2017	$10,590	$10,594
1/31/2018	$10,476	$10,472
2/28/2018	$10,392	$10,373
3/31/2018	$10,448	$10,439
4/30/2018	$10,369	$10,362
5/31/2018	$10,417	$10,435
6/30/2018	$10,418	$10,423
7/31/2018	$10,418	$10,425
8/31/2018	$10,487	$10,492
9/30/2018	$10,427	$10,425
10/31/2018	$10,347	$10,342
11/30/2018	$10,396	$10,404
12/31/2018	$10,566	$10,595
1/31/2019	$10,673	$10,708
2/28/2019	$10,668	$10,701
3/31/2019	$10,871	$10,907
4/30/2019	$10,878	$10,910
5/31/2019	$11,060	$11,103
6/30/2019	$11,190	$11,243
7/31/2019	$11,225	$11,268
8/31/2019	$11,492	$11,560
9/30/2019	$11,424	$11,498
10/31/2019	$11,446	$11,533
11/30/2019	$11,436	$11,527
12/31/2019	$11,417	$11,519
1/31/2020	$11,665	$11,740
2/29/2020	$11,863	$11,952
3/31/2020	$11,608	$11,881
4/30/2020	$11,810	$12,093
5/31/2020	$11,896	$12,149
6/30/2020	$12,034	$12,225
7/31/2020	$12,287	$12,408
8/31/2020	$12,203	$12,308
9/30/2020	$12,211	$12,301
10/31/2020	$12,154	$12,246
11/30/2020	$12,307	$12,366
12/31/2020	$12,346	$12,383
1/31/2021	$12,306	$12,295
2/28/2021	$12,156	$12,117
3/31/2021	$12,017	$11,966
4/30/2021	$12,118	$12,060
5/31/2021	$12,156	$12,100
6/30/2021	$12,261	$12,185
7/31/2021	$12,386	$12,321
8/31/2021	$12,358	$12,297
9/30/2021	$12,264	$12,191
10/31/2021	$12,257	$12,188
11/30/2021	$12,294	$12,224
12/31/2021	$12,262	$12,192
1/31/2022	$12,035	$11,930
2/28/2022	$11,908	$11,797
3/31/2022	$11,562	$11,469
4/30/2022	$11,161	$11,034
5/31/2022	$11,164	$11,105
6/30/2022	$10,956	$10,931
7/31/2022	$11,200	$11,198
8/31/2022	$10,919	$10,881
9/30/2022	$10,432	$10,411
10/31/2022	$10,297	$10,276
11/30/2022	$10,652	$10,654
12/31/2022	$10,610	$10,606
1/31/2023	$10,956	$10,932
2/28/2023	$10,694	$10,650
3/31/2023	$10,932	$10,920
4/30/2023	$10,995	$10,987
5/31/2023	$10,862	$10,867
6/30/2023	$10,844	$10,828
7/31/2023	$10,850	$10,821
8/31/2023	$10,798	$10,751
9/30/2023	$10,534	$10,478
10/31/2023	$10,375	$10,313
11/30/2023	$10,835	$10,780
12/31/2023	$11,239	$11,193
1/31/2024	$11,223	$11,162
2/29/2024	$11,086	$11,004
3/31/2024	$11,178	$11,106
4/30/2024	$10,931	$10,825
5/31/2024	$11,110	$11,009
6/30/2024	$11,215	$11,113
7/31/2024	$11,469	$11,373
8/31/2024	$11,637	$11,536
9/30/2024	$11,804	$11,690
10/31/2024	$11,512	$11,401
11/30/2024	$11,643	$11,521
12/31/2024	$11,475	$11,332
1/31/2025	$11,545	$11,393
2/28/2025	$11,792	$11,643
3/31/2025	$11,789	$11,648
4/30/2025	$11,822	$11,693
5/31/2025	$11,741	$11,610
6/30/2025	$11,928	$11,788
7/31/2025	$11,911	$11,757
8/31/2025	$12,061	$11,898
9/30/2025	$12,186	$12,028
10/31/2025	$12,259	$12,103
11/30/2025	$12,344	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.02%	0.06%	2.13%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8737-R5

01/26

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.10%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within agency residential mortgage-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000
12/31/2015	$9,952	$9,968
1/31/2016	$10,058	$10,105
2/29/2016	$10,090	$10,177
3/31/2016	$10,224	$10,270
4/30/2016	$10,284	$10,309
5/31/2016	$10,286	$10,312
6/30/2016	$10,466	$10,497
7/31/2016	$10,562	$10,564
8/31/2016	$10,556	$10,552
9/30/2016	$10,561	$10,545
10/31/2016	$10,483	$10,465
11/30/2016	$10,242	$10,217
12/31/2016	$10,254	$10,232
1/31/2017	$10,286	$10,252
2/28/2017	$10,355	$10,321
3/31/2017	$10,350	$10,315
4/30/2017	$10,420	$10,395
5/31/2017	$10,490	$10,475
6/30/2017	$10,494	$10,464
7/31/2017	$10,536	$10,509
8/31/2017	$10,626	$10,603
9/30/2017	$10,581	$10,553
10/31/2017	$10,584	$10,559
11/30/2017	$10,569	$10,546
12/31/2017	$10,622	$10,594
1/31/2018	$10,509	$10,472
2/28/2018	$10,416	$10,373
3/31/2018	$10,473	$10,439
4/30/2018	$10,403	$10,362
5/31/2018	$10,453	$10,435
6/30/2018	$10,444	$10,423
7/31/2018	$10,454	$10,425
8/31/2018	$10,514	$10,492
9/30/2018	$10,464	$10,425
10/31/2018	$10,384	$10,342
11/30/2018	$10,434	$10,404
12/31/2018	$10,595	$10,595
1/31/2019	$10,713	$10,708
2/28/2019	$10,699	$10,701
3/31/2019	$10,903	$10,907
4/30/2019	$10,911	$10,910
5/31/2019	$11,105	$11,103
6/30/2019	$11,236	$11,243
7/31/2019	$11,262	$11,268
8/31/2019	$11,541	$11,560
9/30/2019	$11,473	$11,498
10/31/2019	$11,485	$11,533
11/30/2019	$11,487	$11,527
12/31/2019	$11,458	$11,519
1/31/2020	$11,708	$11,740
2/29/2020	$11,907	$11,952
3/31/2020	$11,662	$11,881
4/30/2020	$11,866	$12,093
5/31/2020	$11,953	$12,149
6/30/2020	$12,093	$12,225
7/31/2020	$12,336	$12,408
8/31/2020	$12,253	$12,308
9/30/2020	$12,262	$12,301
10/31/2020	$12,216	$12,246
11/30/2020	$12,360	$12,366
12/31/2020	$12,411	$12,383
1/31/2021	$12,360	$12,295
2/28/2021	$12,221	$12,117
3/31/2021	$12,081	$11,966
4/30/2021	$12,173	$12,060
5/31/2021	$12,212	$12,100
6/30/2021	$12,318	$12,185
7/31/2021	$12,445	$12,321
8/31/2021	$12,428	$12,297
9/30/2021	$12,323	$12,191
10/31/2021	$12,317	$12,188
11/30/2021	$12,356	$12,224
12/31/2021	$12,323	$12,192
1/31/2022	$12,107	$11,930
2/28/2022	$11,969	$11,797
3/31/2022	$11,622	$11,469
4/30/2022	$11,230	$11,034
5/31/2022	$11,223	$11,105
6/30/2022	$11,025	$10,931
7/31/2022	$11,260	$11,198
8/31/2022	$10,977	$10,881
9/30/2022	$10,488	$10,411
10/31/2022	$10,353	$10,276
11/30/2022	$10,710	$10,654
12/31/2022	$10,668	$10,606
1/31/2023	$11,017	$10,932
2/28/2023	$10,754	$10,650
3/31/2023	$11,005	$10,920
4/30/2023	$11,069	$10,987
5/31/2023	$10,936	$10,867
6/30/2023	$10,907	$10,828
7/31/2023	$10,913	$10,821
8/31/2023	$10,861	$10,751
9/30/2023	$10,595	$10,478
10/31/2023	$10,437	$10,313
11/30/2023	$10,900	$10,780
12/31/2023	$11,308	$11,193
1/31/2024	$11,292	$11,162
2/29/2024	$11,154	$11,004
3/31/2024	$11,248	$11,106
4/30/2024	$11,000	$10,825
5/31/2024	$11,180	$11,009
6/30/2024	$11,287	$11,113
7/31/2024	$11,543	$11,373
8/31/2024	$11,713	$11,536
9/30/2024	$11,882	$11,690
10/31/2024	$11,589	$11,401
11/30/2024	$11,721	$11,521
12/31/2024	$11,552	$11,332
1/31/2025	$11,624	$11,393
2/28/2025	$11,873	$11,643
3/31/2025	$11,883	$11,648
4/30/2025	$11,905	$11,693
5/31/2025	$11,824	$11,610
6/30/2025	$12,013	$11,788
7/31/2025	$11,997	$11,757
8/31/2025	$12,149	$11,898
9/30/2025	$12,275	$12,028
10/31/2025	$12,349	$12,103
11/30/2025	$12,436	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.10%	0.12%	2.20%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$5,042,839,169
# of Portfolio Holdings	498
Portfolio Turnover Rate	453%
Total Advisory Fees Paid	$9,770,588

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	13.77%
Corporate Bonds	27.84%
Floating Rate Loans	1.36%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.29%
Government Sponsored Enterprises Pass-Throughs	23.39%
Non-Agency Commercial Mortgage-Backed Securities	10.74%
U.S. Treasury Obligations	18.92%
Repurchase Agreements	1.26%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8769-R6

01/26

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.00%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$9,777	$10,000	$10,000
12/31/2015	$9,719	$9,966	$9,973
1/31/2016	$9,690	$10,076	$10,110
2/29/2016	$9,694	$10,147	$10,182
3/31/2016	$9,955	$10,272	$10,275
4/30/2016	$10,098	$10,342	$10,315
5/31/2016	$10,093	$10,350	$10,318
6/30/2016	$10,234	$10,532	$10,503
7/31/2016	$10,390	$10,619	$10,569
8/31/2016	$10,439	$10,630	$10,557
9/30/2016	$10,459	$10,633	$10,551
10/31/2016	$10,434	$10,562	$10,470
11/30/2016	$10,217	$10,325	$10,223
12/31/2016	$10,267	$10,355	$10,237
1/31/2017	$10,349	$10,392	$10,257
2/28/2017	$10,417	$10,472	$10,326
3/31/2017	$10,418	$10,469	$10,321
4/30/2017	$10,515	$10,555	$10,400
5/31/2017	$10,585	$10,637	$10,480
6/30/2017	$10,572	$10,628	$10,470
7/31/2017	$10,649	$10,681	$10,515
8/31/2017	$10,705	$10,773	$10,609
9/30/2017	$10,691	$10,735	$10,559
10/31/2017	$10,713	$10,748	$10,565
11/30/2017	$10,700	$10,732	$10,551
12/31/2017	$10,743	$10,779	$10,600
1/31/2018	$10,680	$10,675	$10,478
2/28/2018	$10,588	$10,574	$10,378
3/31/2018	$10,607	$10,627	$10,445
4/30/2018	$10,556	$10,556	$10,367
5/31/2018	$10,582	$10,614	$10,441
6/30/2018	$10,574	$10,599	$10,428
7/31/2018	$10,616	$10,621	$10,431
8/31/2018	$10,657	$10,673	$10,498
9/30/2018	$10,662	$10,627	$10,430
10/31/2018	$10,572	$10,538	$10,348
11/30/2018	$10,576	$10,586	$10,410
12/31/2018	$10,643	$10,751	$10,601
1/31/2019	$10,846	$10,900	$10,713
2/28/2019	$10,869	$10,911	$10,707
3/31/2019	$11,064	$11,109	$10,913
4/30/2019	$11,118	$11,124	$10,916
5/31/2019	$11,240	$11,295	$11,109
6/30/2019	$11,423	$11,454	$11,249
7/31/2019	$11,475	$11,488	$11,274
8/31/2019	$11,674	$11,748	$11,566
9/30/2019	$11,634	$11,697	$11,504
10/31/2019	$11,669	$11,735	$11,539
11/30/2019	$11,674	$11,733	$11,533
12/31/2019	$11,692	$11,750	$11,525
1/31/2020	$11,920	$11,961	$11,747
2/29/2020	$12,026	$12,140	$11,958
3/31/2020	$11,291	$11,903	$11,888
4/30/2020	$11,551	$12,142	$12,099
5/31/2020	$11,763	$12,255	$12,155
6/30/2020	$11,914	$12,357	$12,232
7/31/2020	$12,267	$12,574	$12,415
8/31/2020	$12,252	$12,502	$12,314
9/30/2020	$12,229	$12,479	$12,308
10/31/2020	$12,205	$12,435	$12,253
11/30/2020	$12,441	$12,597	$12,373
12/31/2020	$12,535	$12,641	$12,390
1/31/2021	$12,509	$12,561	$12,301
2/28/2021	$12,386	$12,399	$12,124
3/31/2021	$12,273	$12,255	$11,972
4/30/2021	$12,401	$12,358	$12,067
5/31/2021	$12,456	$12,405	$12,106
6/30/2021	$12,582	$12,495	$12,191
7/31/2021	$12,697	$12,621	$12,328
8/31/2021	$12,691	$12,612	$12,304
9/30/2021	$12,594	$12,505	$12,198
10/31/2021	$12,586	$12,494	$12,194
11/30/2021	$12,594	$12,510	$12,230
12/31/2021	$12,610	$12,501	$12,199
1/31/2022	$12,357	$12,227	$11,936
2/28/2022	$12,194	$12,060	$11,803
3/31/2022	$11,852	$11,737	$11,475
4/30/2022	$11,434	$11,299	$11,040
5/31/2022	$11,398	$11,361	$11,111
6/30/2022	$11,116	$11,134	$10,936
7/31/2022	$11,428	$11,414	$11,204
8/31/2022	$11,148	$11,117	$10,887
9/30/2022	$10,657	$10,638	$10,417
10/31/2022	$10,550	$10,522	$10,282
11/30/2022	$10,909	$10,914	$10,660
12/31/2022	$10,848	$10,877	$10,612
1/31/2023	$11,203	$11,214	$10,938
2/28/2023	$10,946	$10,939	$10,656
3/31/2023	$11,189	$11,195	$10,926
4/30/2023	$11,251	$11,264	$10,992
5/31/2023	$11,116	$11,147	$10,873
6/30/2023	$11,128	$11,130	$10,834
7/31/2023	$11,167	$11,141	$10,826
8/31/2023	$11,119	$11,074	$10,757
9/30/2023	$10,860	$10,810	$10,484
10/31/2023	$10,698	$10,647	$10,318
11/30/2023	$11,192	$11,126	$10,786
12/31/2023	$11,610	$11,548	$11,199
1/31/2024	$11,617	$11,521	$11,168
2/29/2024	$11,505	$11,383	$11,010
3/31/2024	$11,630	$11,494	$11,112
4/30/2024	$11,382	$11,226	$10,831
5/31/2024	$11,571	$11,412	$11,015
6/30/2024	$11,678	$11,516	$11,119
7/31/2024	$11,952	$11,778	$11,379
8/31/2024	$12,134	$11,951	$11,542
9/30/2024	$12,306	$12,115	$11,697
10/31/2024	$12,040	$11,840	$11,407
11/30/2024	$12,174	$11,964	$11,527
12/31/2024	$12,000	$11,784	$11,339
1/31/2025	$12,090	$11,855	$11,399
2/28/2025	$12,340	$12,100	$11,650
3/31/2025	$12,309	$12,097	$11,654
4/30/2025	$12,295	$12,140	$11,700
5/31/2025	$12,251	$12,078	$11,616
6/30/2025	$12,457	$12,266	$11,795
7/31/2025	$12,452	$12,249	$11,763
8/31/2025	$12,602	$12,396	$11,904
9/30/2025	$12,752	$12,527	$12,034
10/31/2025	$12,823	$12,610	$12,109
11/30/2025	$12,905	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class A at NAV	6.00%	0.73%	2.82%
Class A with sales charge	3.60%	0.28%	2.59%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8796-A

01/26

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.34%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.28%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,966	$9,973
1/31/2016	$9,899	$10,076	$10,110
2/29/2016	$9,897	$10,147	$10,182
3/31/2016	$10,157	$10,272	$10,275
4/30/2016	$10,303	$10,342	$10,315
5/31/2016	$10,284	$10,350	$10,318
6/30/2016	$10,421	$10,532	$10,503
7/31/2016	$10,573	$10,619	$10,569
8/31/2016	$10,616	$10,630	$10,557
9/30/2016	$10,629	$10,633	$10,551
10/31/2016	$10,597	$10,562	$10,470
11/30/2016	$10,377	$10,325	$10,223
12/31/2016	$10,421	$10,355	$10,237
1/31/2017	$10,498	$10,392	$10,257
2/28/2017	$10,562	$10,472	$10,326
3/31/2017	$10,556	$10,469	$10,321
4/30/2017	$10,641	$10,555	$10,400
5/31/2017	$10,712	$10,637	$10,480
6/30/2017	$10,692	$10,628	$10,470
7/31/2017	$10,764	$10,681	$10,515
8/31/2017	$10,807	$10,773	$10,609
9/30/2017	$10,787	$10,735	$10,559
10/31/2017	$10,810	$10,748	$10,565
11/30/2017	$10,790	$10,732	$10,551
12/31/2017	$10,820	$10,779	$10,600
1/31/2018	$10,750	$10,675	$10,478
2/28/2018	$10,653	$10,574	$10,378
3/31/2018	$10,672	$10,627	$10,445
4/30/2018	$10,614	$10,556	$10,367
5/31/2018	$10,635	$10,614	$10,441
6/30/2018	$10,621	$10,599	$10,428
7/31/2018	$10,657	$10,621	$10,431
8/31/2018	$10,692	$10,673	$10,498
9/30/2018	$10,691	$10,627	$10,430
10/31/2018	$10,595	$10,538	$10,348
11/30/2018	$10,593	$10,586	$10,410
12/31/2018	$10,655	$10,751	$10,601
1/31/2019	$10,852	$10,900	$10,713
2/28/2019	$10,870	$10,911	$10,707
3/31/2019	$11,059	$11,109	$10,913
4/30/2019	$11,108	$11,124	$10,916
5/31/2019	$11,224	$11,295	$11,109
6/30/2019	$11,400	$11,454	$11,249
7/31/2019	$11,447	$11,488	$11,274
8/31/2019	$11,632	$11,748	$11,566
9/30/2019	$11,593	$11,697	$11,504
10/31/2019	$11,622	$11,735	$11,539
11/30/2019	$11,613	$11,733	$11,533
12/31/2019	$11,632	$11,750	$11,525
1/31/2020	$11,851	$11,961	$11,747
2/29/2020	$11,950	$12,140	$11,958
3/31/2020	$11,206	$11,903	$11,888
4/30/2020	$11,457	$12,142	$12,099
5/31/2020	$11,661	$12,255	$12,155
6/30/2020	$11,811	$12,357	$12,232
7/31/2020	$12,146	$12,574	$12,415
8/31/2020	$12,125	$12,502	$12,314
9/30/2020	$12,102	$12,479	$12,308
10/31/2020	$12,064	$12,435	$12,253
11/30/2020	$12,290	$12,597	$12,373
12/31/2020	$12,384	$12,641	$12,390
1/31/2021	$12,343	$12,561	$12,301
2/28/2021	$12,224	$12,399	$12,124
3/31/2021	$12,097	$12,255	$11,972
4/30/2021	$12,226	$12,358	$12,067
5/31/2021	$12,265	$12,405	$12,106
6/30/2021	$12,383	$12,495	$12,191
7/31/2021	$12,489	$12,621	$12,328
8/31/2021	$12,476	$12,612	$12,304
9/30/2021	$12,382	$12,505	$12,198
10/31/2021	$12,367	$12,494	$12,194
11/30/2021	$12,360	$12,510	$12,230
12/31/2021	$12,370	$12,501	$12,199
1/31/2022	$12,115	$12,227	$11,936
2/28/2022	$11,949	$12,060	$11,803
3/31/2022	$11,616	$11,737	$11,475
4/30/2022	$11,201	$11,299	$11,040
5/31/2022	$11,160	$11,361	$11,111
6/30/2022	$10,878	$11,134	$10,936
7/31/2022	$11,168	$11,414	$11,204
8/31/2022	$10,897	$11,117	$10,887
9/30/2022	$10,404	$10,638	$10,417
10/31/2022	$10,301	$10,522	$10,282
11/30/2022	$10,638	$10,914	$10,660
12/31/2022	$10,581	$10,877	$10,612
1/31/2023	$10,921	$11,214	$10,938
2/28/2023	$10,665	$10,939	$10,656
3/31/2023	$10,896	$11,195	$10,926
4/30/2023	$10,951	$11,264	$10,992
5/31/2023	$10,813	$11,147	$10,873
6/30/2023	$10,819	$11,130	$10,834
7/31/2023	$10,852	$11,141	$10,826
8/31/2023	$10,799	$11,074	$10,757
9/30/2023	$10,541	$10,810	$10,484
10/31/2023	$10,370	$10,647	$10,318
11/30/2023	$10,843	$11,126	$10,786
12/31/2023	$11,251	$11,548	$11,199
1/31/2024	$11,252	$11,521	$11,168
2/29/2024	$11,130	$11,383	$11,010
3/31/2024	$11,244	$11,494	$11,112
4/30/2024	$11,007	$11,226	$10,831
5/31/2024	$11,184	$11,412	$11,015
6/30/2024	$11,281	$11,516	$11,119
7/31/2024	$11,531	$11,778	$11,379
8/31/2024	$11,700	$11,951	$11,542
9/30/2024	$11,860	$12,115	$11,697
10/31/2024	$11,597	$11,840	$11,407
11/30/2024	$11,729	$11,964	$11,527
12/31/2024	$11,555	$11,784	$11,339
1/31/2025	$11,635	$11,855	$11,399
2/28/2025	$11,860	$12,100	$11,650
3/31/2025	$11,823	$12,097	$11,654
4/30/2025	$11,803	$12,140	$11,700
5/31/2025	$11,754	$12,078	$11,616
6/30/2025	$11,954	$12,266	$11,795
7/31/2025	$11,943	$12,249	$11,763
8/31/2025	$12,079	$12,396	$11,904
9/30/2025	$12,206	$12,527	$12,034
10/31/2025	$12,267	$12,610	$12,109
11/30/2025	$12,348	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class C at NAV	5.28%	0.09%	2.14%
Class C with sales charge	4.28%	0.09%	2.14%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8797-C

01/26

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.11%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,966	$9,973
1/31/2016	$9,913	$10,076	$10,110
2/29/2016	$9,917	$10,147	$10,182
3/31/2016	$10,186	$10,272	$10,275
4/30/2016	$10,332	$10,342	$10,315
5/31/2016	$10,328	$10,350	$10,318
6/30/2016	$10,473	$10,532	$10,503
7/31/2016	$10,634	$10,619	$10,569
8/31/2016	$10,685	$10,630	$10,557
9/30/2016	$10,706	$10,633	$10,551
10/31/2016	$10,682	$10,562	$10,470
11/30/2016	$10,461	$10,325	$10,223
12/31/2016	$10,512	$10,355	$10,237
1/31/2017	$10,597	$10,392	$10,257
2/28/2017	$10,668	$10,472	$10,326
3/31/2017	$10,670	$10,469	$10,321
4/30/2017	$10,770	$10,555	$10,400
5/31/2017	$10,843	$10,637	$10,480
6/30/2017	$10,830	$10,628	$10,470
7/31/2017	$10,910	$10,681	$10,515
8/31/2017	$10,968	$10,773	$10,609
9/30/2017	$10,955	$10,735	$10,559
10/31/2017	$10,979	$10,748	$10,565
11/30/2017	$10,966	$10,732	$10,551
12/31/2017	$11,011	$10,779	$10,600
1/31/2018	$10,947	$10,675	$10,478
2/28/2018	$10,854	$10,574	$10,378
3/31/2018	$10,874	$10,627	$10,445
4/30/2018	$10,822	$10,556	$10,367
5/31/2018	$10,851	$10,614	$10,441
6/30/2018	$10,843	$10,599	$10,428
7/31/2018	$10,894	$10,621	$10,431
8/31/2018	$10,930	$10,673	$10,498
9/30/2018	$10,936	$10,627	$10,430
10/31/2018	$10,845	$10,538	$10,348
11/30/2018	$10,849	$10,586	$10,410
12/31/2018	$10,918	$10,751	$10,601
1/31/2019	$11,127	$10,900	$10,713
2/28/2019	$11,152	$10,911	$10,707
3/31/2019	$11,345	$11,109	$10,913
4/30/2019	$11,401	$11,124	$10,916
5/31/2019	$11,527	$11,295	$11,109
6/30/2019	$11,715	$11,454	$11,249
7/31/2019	$11,770	$11,488	$11,274
8/31/2019	$11,975	$11,748	$11,566
9/30/2019	$11,935	$11,697	$11,504
10/31/2019	$11,972	$11,735	$11,539
11/30/2019	$11,978	$11,733	$11,533
12/31/2019	$11,998	$11,750	$11,525
1/31/2020	$12,232	$11,961	$11,747
2/29/2020	$12,343	$12,140	$11,958
3/31/2020	$11,581	$11,903	$11,888
4/30/2020	$11,856	$12,142	$12,099
5/31/2020	$12,067	$12,255	$12,155
6/30/2020	$12,231	$12,357	$12,232
7/31/2020	$12,595	$12,574	$12,415
8/31/2020	$12,581	$12,502	$12,314
9/30/2020	$12,558	$12,479	$12,308
10/31/2020	$12,527	$12,435	$12,253
11/30/2020	$12,770	$12,597	$12,373
12/31/2020	$12,876	$12,641	$12,390
1/31/2021	$12,841	$12,561	$12,301
2/28/2021	$12,725	$12,399	$12,124
3/31/2021	$12,601	$12,255	$11,972
4/30/2021	$12,742	$12,358	$12,067
5/31/2021	$12,800	$12,405	$12,106
6/30/2021	$12,922	$12,495	$12,191
7/31/2021	$13,041	$12,621	$12,328
8/31/2021	$13,044	$12,612	$12,304
9/30/2021	$12,945	$12,505	$12,198
10/31/2021	$12,937	$12,494	$12,194
11/30/2021	$12,938	$12,510	$12,230
12/31/2021	$12,964	$12,501	$12,199
1/31/2022	$12,705	$12,227	$11,936
2/28/2022	$12,538	$12,060	$11,803
3/31/2022	$12,187	$11,737	$11,475
4/30/2022	$11,759	$11,299	$11,040
5/31/2022	$11,723	$11,361	$11,111
6/30/2022	$11,433	$11,134	$10,936
7/31/2022	$11,746	$11,414	$11,204
8/31/2022	$11,467	$11,117	$10,887
9/30/2022	$10,955	$10,638	$10,417
10/31/2022	$10,853	$10,522	$10,282
11/30/2022	$11,224	$10,914	$10,660
12/31/2022	$11,162	$10,877	$10,612
1/31/2023	$11,529	$11,214	$10,938
2/28/2023	$11,265	$10,939	$10,656
3/31/2023	$11,516	$11,195	$10,926
4/30/2023	$11,581	$11,264	$10,992
5/31/2023	$11,443	$11,147	$10,873
6/30/2023	$11,456	$11,130	$10,834
7/31/2023	$11,497	$11,141	$10,826
8/31/2023	$11,448	$11,074	$10,757
9/30/2023	$11,182	$10,810	$10,484
10/31/2023	$11,016	$10,647	$10,318
11/30/2023	$11,517	$11,126	$10,786
12/31/2023	$11,958	$11,548	$11,199
1/31/2024	$11,966	$11,521	$11,168
2/29/2024	$11,852	$11,383	$11,010
3/31/2024	$11,981	$11,494	$11,112
4/30/2024	$11,726	$11,226	$10,831
5/31/2024	$11,922	$11,412	$11,015
6/30/2024	$12,033	$11,516	$11,119
7/31/2024	$12,307	$11,778	$11,379
8/31/2024	$12,505	$11,951	$11,542
9/30/2024	$12,674	$12,115	$11,697
10/31/2024	$12,401	$11,840	$11,407
11/30/2024	$12,550	$11,964	$11,527
12/31/2024	$12,372	$11,784	$11,339
1/31/2025	$12,465	$11,855	$11,399
2/28/2025	$12,725	$12,100	$11,650
3/31/2025	$12,683	$12,097	$11,654
4/30/2025	$12,670	$12,140	$11,700
5/31/2025	$12,636	$12,078	$11,616
6/30/2025	$12,849	$12,266	$11,795
7/31/2025	$12,845	$12,249	$11,763
8/31/2025	$13,001	$12,396	$11,904
9/30/2025	$13,147	$12,527	$12,034
10/31/2025	$13,232	$12,610	$12,109
11/30/2025	$13,316	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class F at NAV	6.11%	0.84%	2.91%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8798-F

01/26

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,059	$10,051
5/31/2017	$10,147	$10,137	$10,128
6/30/2017	$10,136	$10,128	$10,118
7/31/2017	$10,212	$10,178	$10,162
8/31/2017	$10,261	$10,266	$10,253
9/30/2017	$10,250	$10,230	$10,204
10/31/2017	$10,281	$10,242	$10,210
11/30/2017	$10,271	$10,227	$10,197
12/31/2017	$10,315	$10,272	$10,244
1/31/2018	$10,257	$10,173	$10,126
2/28/2018	$10,171	$10,077	$10,030
3/31/2018	$10,190	$10,127	$10,094
4/30/2018	$10,145	$10,060	$10,019
5/31/2018	$10,179	$10,115	$10,091
6/30/2018	$10,166	$10,100	$10,078
7/31/2018	$10,216	$10,121	$10,080
8/31/2018	$10,250	$10,171	$10,145
9/30/2018	$10,264	$10,127	$10,080
10/31/2018	$10,174	$10,043	$10,000
11/30/2018	$10,186	$10,088	$10,060
12/31/2018	$10,252	$10,246	$10,245
1/31/2019	$10,449	$10,387	$10,354
2/28/2019	$10,473	$10,398	$10,348
3/31/2019	$10,663	$10,586	$10,546
4/30/2019	$10,717	$10,601	$10,549
5/31/2019	$10,837	$10,763	$10,736
6/30/2019	$11,015	$10,916	$10,871
7/31/2019	$11,068	$10,948	$10,895
8/31/2019	$11,262	$11,196	$11,177
9/30/2019	$11,226	$11,147	$11,118
10/31/2019	$11,262	$11,183	$11,151
11/30/2019	$11,269	$11,181	$11,146
12/31/2019	$11,288	$11,198	$11,138
1/31/2020	$11,502	$11,399	$11,352
2/29/2020	$11,607	$11,569	$11,557
3/31/2020	$10,892	$11,343	$11,489
4/30/2020	$11,152	$11,571	$11,693
5/31/2020	$11,359	$11,679	$11,747
6/30/2020	$11,507	$11,776	$11,821
7/31/2020	$11,851	$11,983	$11,998
8/31/2020	$11,840	$11,914	$11,901
9/30/2020	$11,820	$11,892	$11,894
10/31/2020	$11,800	$11,850	$11,841
11/30/2020	$12,023	$12,005	$11,958
12/31/2020	$12,125	$12,046	$11,974
1/31/2021	$12,095	$11,970	$11,888
2/28/2021	$11,986	$11,816	$11,716
3/31/2021	$11,880	$11,678	$11,570
4/30/2021	$12,007	$11,777	$11,662
5/31/2021	$12,063	$11,821	$11,700
6/30/2021	$12,180	$11,908	$11,782
7/31/2021	$12,294	$12,027	$11,914
8/31/2021	$12,299	$12,019	$11,891
9/30/2021	$12,208	$11,917	$11,788
10/31/2021	$12,203	$11,907	$11,785
11/30/2021	$12,205	$11,921	$11,820
12/31/2021	$12,233	$11,913	$11,789
1/31/2022	$11,990	$11,652	$11,535
2/28/2022	$11,835	$11,493	$11,407
3/31/2022	$11,506	$11,185	$11,090
4/30/2022	$11,103	$10,768	$10,669
5/31/2022	$11,071	$10,827	$10,738
6/30/2022	$10,799	$10,610	$10,569
7/31/2022	$11,105	$10,877	$10,828
8/31/2022	$10,836	$10,594	$10,522
9/30/2022	$10,361	$10,138	$10,067
10/31/2022	$10,259	$10,027	$9,937
11/30/2022	$10,611	$10,401	$10,302
12/31/2022	$10,554	$10,365	$10,256
1/31/2023	$10,902	$10,687	$10,571
2/28/2023	$10,653	$10,424	$10,298
3/31/2023	$10,892	$10,669	$10,559
4/30/2023	$10,955	$10,734	$10,623
5/31/2023	$10,826	$10,623	$10,508
6/30/2023	$10,840	$10,606	$10,470
7/31/2023	$10,881	$10,617	$10,463
8/31/2023	$10,836	$10,553	$10,396
9/30/2023	$10,586	$10,301	$10,132
10/31/2023	$10,431	$10,146	$9,972
11/30/2023	$10,915	$10,603	$10,424
12/31/2023	$11,326	$11,005	$10,823
1/31/2024	$11,335	$10,979	$10,793
2/29/2024	$11,229	$10,847	$10,640
3/31/2024	$11,353	$10,954	$10,739
4/30/2024	$11,113	$10,698	$10,467
5/31/2024	$11,301	$10,875	$10,645
6/30/2024	$11,408	$10,975	$10,746
7/31/2024	$11,678	$11,224	$10,997
8/31/2024	$11,858	$11,389	$11,155
9/30/2024	$12,029	$11,545	$11,304
10/31/2024	$11,772	$11,283	$11,024
11/30/2024	$11,906	$11,402	$11,140
12/31/2024	$11,739	$11,230	$10,958
1/31/2025	$11,829	$11,297	$11,016
2/28/2025	$12,077	$11,531	$11,258
3/31/2025	$12,049	$11,528	$11,263
4/30/2025	$12,038	$11,569	$11,307
5/31/2025	$11,999	$11,510	$11,226
6/30/2025	$12,203	$11,689	$11,399
7/31/2025	$12,202	$11,673	$11,368
8/31/2025	$12,352	$11,813	$11,504
9/30/2025	$12,502	$11,938	$11,630
10/31/2025	$12,575	$12,017	$11,703
11/30/2025	$12,658	$12,089	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.32%	1.03%	2.76%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8966-F3

01/26

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,966	$9,973
1/31/2016	$9,914	$10,076	$10,110
2/29/2016	$9,920	$10,147	$10,182
3/31/2016	$10,189	$10,272	$10,275
4/30/2016	$10,336	$10,342	$10,315
5/31/2016	$10,333	$10,350	$10,318
6/30/2016	$10,479	$10,532	$10,503
7/31/2016	$10,641	$10,619	$10,569
8/31/2016	$10,693	$10,630	$10,557
9/30/2016	$10,715	$10,633	$10,551
10/31/2016	$10,691	$10,562	$10,470
11/30/2016	$10,471	$10,325	$10,223
12/31/2016	$10,523	$10,355	$10,237
1/31/2017	$10,609	$10,392	$10,257
2/28/2017	$10,681	$10,472	$10,326
3/31/2017	$10,684	$10,469	$10,321
4/30/2017	$10,785	$10,555	$10,400
5/31/2017	$10,859	$10,637	$10,480
6/30/2017	$10,847	$10,628	$10,470
7/31/2017	$10,928	$10,681	$10,515
8/31/2017	$10,988	$10,773	$10,609
9/30/2017	$10,975	$10,735	$10,559
10/31/2017	$11,000	$10,748	$10,565
11/30/2017	$10,988	$10,732	$10,551
12/31/2017	$11,034	$10,779	$10,600
1/31/2018	$10,971	$10,675	$10,478
2/28/2018	$10,879	$10,574	$10,378
3/31/2018	$10,900	$10,627	$10,445
4/30/2018	$10,849	$10,556	$10,367
5/31/2018	$10,878	$10,614	$10,441
6/30/2018	$10,871	$10,599	$10,428
7/31/2018	$10,917	$10,621	$10,431
8/31/2018	$10,961	$10,673	$10,498
9/30/2018	$10,969	$10,627	$10,430
10/31/2018	$10,878	$10,538	$10,348
11/30/2018	$10,883	$10,586	$10,410
12/31/2018	$10,954	$10,751	$10,601
1/31/2019	$11,164	$10,900	$10,713
2/28/2019	$11,190	$10,911	$10,707
3/31/2019	$11,394	$11,109	$10,913
4/30/2019	$11,452	$11,124	$10,916
5/31/2019	$11,580	$11,295	$11,109
6/30/2019	$11,770	$11,454	$11,249
7/31/2019	$11,826	$11,488	$11,274
8/31/2019	$12,033	$11,748	$11,566
9/30/2019	$11,993	$11,697	$11,504
10/31/2019	$12,031	$11,735	$11,539
11/30/2019	$12,038	$11,733	$11,533
12/31/2019	$12,058	$11,750	$11,525
1/31/2020	$12,295	$11,961	$11,747
2/29/2020	$12,407	$12,140	$11,958
3/31/2020	$11,643	$11,903	$11,888
4/30/2020	$11,920	$12,142	$12,099
5/31/2020	$12,133	$12,255	$12,155
6/30/2020	$12,299	$12,357	$12,232
7/31/2020	$12,657	$12,574	$12,415
8/31/2020	$12,652	$12,502	$12,314
9/30/2020	$12,630	$12,479	$12,308
10/31/2020	$12,600	$12,435	$12,253
11/30/2020	$12,845	$12,597	$12,373
12/31/2020	$12,953	$12,641	$12,390
1/31/2021	$12,920	$12,561	$12,301
2/28/2021	$12,803	$12,399	$12,124
3/31/2021	$12,680	$12,255	$11,972
4/30/2021	$12,823	$12,358	$12,067
5/31/2021	$12,874	$12,405	$12,106
6/30/2021	$13,006	$12,495	$12,191
7/31/2021	$13,127	$12,621	$12,328
8/31/2021	$13,131	$12,612	$12,304
9/30/2021	$13,034	$12,505	$12,198
10/31/2021	$13,027	$12,494	$12,194
11/30/2021	$13,028	$12,510	$12,230
12/31/2021	$13,056	$12,501	$12,199
1/31/2022	$12,796	$12,227	$11,936
2/28/2022	$12,621	$12,060	$11,803
3/31/2022	$12,277	$11,737	$11,475
4/30/2022	$11,847	$11,299	$11,040
5/31/2022	$11,803	$11,361	$11,111
6/30/2022	$11,521	$11,134	$10,936
7/31/2022	$11,837	$11,414	$11,204
8/31/2022	$11,558	$11,117	$10,887
9/30/2022	$11,042	$10,638	$10,417
10/31/2022	$10,941	$10,522	$10,282
11/30/2022	$11,307	$10,914	$10,660
12/31/2022	$11,245	$10,877	$10,612
1/31/2023	$11,616	$11,214	$10,938
2/28/2023	$11,351	$10,939	$10,656
3/31/2023	$11,605	$11,195	$10,926
4/30/2023	$11,672	$11,264	$10,992
5/31/2023	$11,533	$11,147	$10,873
6/30/2023	$11,548	$11,130	$10,834
7/31/2023	$11,590	$11,141	$10,826
8/31/2023	$11,542	$11,074	$10,757
9/30/2023	$11,274	$10,810	$10,484
10/31/2023	$11,108	$10,647	$10,318
11/30/2023	$11,614	$11,126	$10,786
12/31/2023	$12,060	$11,548	$11,199
1/31/2024	$12,068	$11,521	$11,168
2/29/2024	$11,955	$11,383	$11,010
3/31/2024	$12,086	$11,494	$11,112
4/30/2024	$11,830	$11,226	$10,831
5/31/2024	$12,029	$11,412	$11,015
6/30/2024	$12,142	$11,516	$11,119
7/31/2024	$12,429	$11,778	$11,379
8/31/2024	$12,620	$11,951	$11,542
9/30/2024	$12,801	$12,115	$11,697
10/31/2024	$12,517	$11,840	$11,407
11/30/2024	$12,669	$11,964	$11,527
12/31/2024	$12,490	$11,784	$11,339
1/31/2025	$12,585	$11,855	$11,399
2/28/2025	$12,848	$12,100	$11,650
3/31/2025	$12,817	$12,097	$11,654
4/30/2025	$12,805	$12,140	$11,700
5/31/2025	$12,762	$12,078	$11,616
6/30/2025	$12,978	$12,266	$11,795
7/31/2025	$12,975	$12,249	$11,763
8/31/2025	$13,134	$12,396	$11,904
9/30/2025	$13,292	$12,527	$12,034
10/31/2025	$13,369	$12,610	$12,109
11/30/2025	$13,455	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class I at NAV	6.21%	0.93%	3.02%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8799-I

01/26

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.68%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,939	$9,966	$9,973
1/31/2016	$9,907	$10,076	$10,110
2/29/2016	$9,908	$10,147	$10,182
3/31/2016	$10,173	$10,272	$10,275
4/30/2016	$10,316	$10,342	$10,315
5/31/2016	$10,308	$10,350	$10,318
6/30/2016	$10,450	$10,532	$10,503
7/31/2016	$10,607	$10,619	$10,569
8/31/2016	$10,654	$10,630	$10,557
9/30/2016	$10,672	$10,633	$10,551
10/31/2016	$10,643	$10,562	$10,470
11/30/2016	$10,420	$10,325	$10,223
12/31/2016	$10,467	$10,355	$10,237
1/31/2017	$10,548	$10,392	$10,257
2/28/2017	$10,616	$10,472	$10,326
3/31/2017	$10,614	$10,469	$10,321
4/30/2017	$10,710	$10,555	$10,400
5/31/2017	$10,779	$10,637	$10,480
6/30/2017	$10,763	$10,628	$10,470
7/31/2017	$10,839	$10,681	$10,515
8/31/2017	$10,894	$10,773	$10,609
9/30/2017	$10,870	$10,735	$10,559
10/31/2017	$10,896	$10,748	$10,565
11/30/2017	$10,880	$10,732	$10,551
12/31/2017	$10,921	$10,779	$10,600
1/31/2018	$10,847	$10,675	$10,478
2/28/2018	$10,752	$10,574	$10,378
3/31/2018	$10,775	$10,627	$10,445
4/30/2018	$10,720	$10,556	$10,367
5/31/2018	$10,745	$10,614	$10,441
6/30/2018	$10,733	$10,599	$10,428
7/31/2018	$10,773	$10,621	$10,431
8/31/2018	$10,813	$10,673	$10,498
9/30/2018	$10,815	$10,627	$10,430
10/31/2018	$10,721	$10,538	$10,348
11/30/2018	$10,722	$10,586	$10,410
12/31/2018	$10,787	$10,751	$10,601
1/31/2019	$10,989	$10,900	$10,713
2/28/2019	$11,010	$10,911	$10,707
3/31/2019	$11,206	$11,109	$10,913
4/30/2019	$11,258	$11,124	$10,916
5/31/2019	$11,379	$11,295	$11,109
6/30/2019	$11,561	$11,454	$11,249
7/31/2019	$11,612	$11,488	$11,274
8/31/2019	$11,811	$11,748	$11,566
9/30/2019	$11,767	$11,697	$11,504
10/31/2019	$11,800	$11,735	$11,539
11/30/2019	$11,803	$11,733	$11,533
12/31/2019	$11,819	$11,750	$11,525
1/31/2020	$12,046	$11,961	$11,747
2/29/2020	$12,151	$12,140	$11,958
3/31/2020	$11,398	$11,903	$11,888
4/30/2020	$11,665	$12,142	$12,099
5/31/2020	$11,869	$12,255	$12,155
6/30/2020	$12,026	$12,357	$12,232
7/31/2020	$12,371	$12,574	$12,415
8/31/2020	$12,353	$12,502	$12,314
9/30/2020	$12,335	$12,479	$12,308
10/31/2020	$12,300	$12,435	$12,253
11/30/2020	$12,534	$12,597	$12,373
12/31/2020	$12,635	$12,641	$12,390
1/31/2021	$12,596	$12,561	$12,301
2/28/2021	$12,478	$12,399	$12,124
3/31/2021	$12,353	$12,255	$11,972
4/30/2021	$12,487	$12,358	$12,067
5/31/2021	$12,532	$12,405	$12,106
6/30/2021	$12,655	$12,495	$12,191
7/31/2021	$12,767	$12,621	$12,328
8/31/2021	$12,758	$12,612	$12,304
9/30/2021	$12,666	$12,505	$12,198
10/31/2021	$12,654	$12,494	$12,194
11/30/2021	$12,651	$12,510	$12,230
12/31/2021	$12,664	$12,501	$12,199
1/31/2022	$12,407	$12,227	$11,936
2/28/2022	$12,240	$12,060	$11,803
3/31/2022	$11,902	$11,737	$11,475
4/30/2022	$11,480	$11,299	$11,040
5/31/2022	$11,441	$11,361	$11,111
6/30/2022	$11,155	$11,134	$10,936
7/31/2022	$11,456	$11,414	$11,204
8/31/2022	$11,181	$11,117	$10,887
9/30/2022	$10,678	$10,638	$10,417
10/31/2022	$10,576	$10,522	$10,282
11/30/2022	$10,925	$10,914	$10,660
12/31/2022	$10,869	$10,877	$10,612
1/31/2023	$11,223	$11,214	$10,938
2/28/2023	$10,962	$10,939	$10,656
3/31/2023	$11,203	$11,195	$10,926
4/30/2023	$11,263	$11,264	$10,992
5/31/2023	$11,124	$11,147	$10,873
6/30/2023	$11,134	$11,130	$10,834
7/31/2023	$11,170	$11,141	$10,826
8/31/2023	$11,119	$11,074	$10,757
9/30/2023	$10,857	$10,810	$10,484
10/31/2023	$10,692	$10,647	$10,318
11/30/2023	$11,174	$11,126	$10,786
12/31/2023	$11,598	$11,548	$11,199
1/31/2024	$11,602	$11,521	$11,168
2/29/2024	$11,479	$11,383	$11,010
3/31/2024	$11,610	$11,494	$11,112
4/30/2024	$11,359	$11,226	$10,831
5/31/2024	$11,545	$11,412	$11,015
6/30/2024	$11,649	$11,516	$11,119
7/31/2024	$11,910	$11,778	$11,379
8/31/2024	$12,098	$11,951	$11,542
9/30/2024	$12,257	$12,115	$11,697
10/31/2024	$11,989	$11,840	$11,407
11/30/2024	$12,129	$11,964	$11,527
12/31/2024	$11,953	$11,784	$11,339
1/31/2025	$12,039	$11,855	$11,399
2/28/2025	$12,286	$12,100	$11,650
3/31/2025	$12,242	$12,097	$11,654
4/30/2025	$12,225	$12,140	$11,700
5/31/2025	$12,188	$12,078	$11,616
6/30/2025	$12,390	$12,266	$11,795
7/31/2025	$12,382	$12,249	$11,763
8/31/2025	$12,528	$12,396	$11,904
9/30/2025	$12,664	$12,527	$12,034
10/31/2025	$12,741	$12,610	$12,109
11/30/2025	$12,819	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R3 at NAV	5.68%	0.45%	2.52%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8801-R3

01/26

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.95%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,966	$9,973
1/31/2016	$9,911	$10,076	$10,110
2/29/2016	$9,914	$10,147	$10,182
3/31/2016	$10,181	$10,272	$10,275
4/30/2016	$10,326	$10,342	$10,315
5/31/2016	$10,321	$10,350	$10,318
6/30/2016	$10,464	$10,532	$10,503
7/31/2016	$10,624	$10,619	$10,569
8/31/2016	$10,673	$10,630	$10,557
9/30/2016	$10,693	$10,633	$10,551
10/31/2016	$10,667	$10,562	$10,470
11/30/2016	$10,445	$10,325	$10,223
12/31/2016	$10,495	$10,355	$10,237
1/31/2017	$10,578	$10,392	$10,257
2/28/2017	$10,648	$10,472	$10,326
3/31/2017	$10,648	$10,469	$10,321
4/30/2017	$10,747	$10,555	$10,400
5/31/2017	$10,818	$10,637	$10,480
6/30/2017	$10,805	$10,628	$10,470
7/31/2017	$10,883	$10,681	$10,515
8/31/2017	$10,940	$10,773	$10,609
9/30/2017	$10,926	$10,735	$10,559
10/31/2017	$10,947	$10,748	$10,565
11/30/2017	$10,933	$10,732	$10,551
12/31/2017	$10,977	$10,779	$10,600
1/31/2018	$10,904	$10,675	$10,478
2/28/2018	$10,818	$10,574	$10,378
3/31/2018	$10,837	$10,627	$10,445
4/30/2018	$10,784	$10,556	$10,367
5/31/2018	$10,811	$10,614	$10,441
6/30/2018	$10,801	$10,599	$10,428
7/31/2018	$10,844	$10,621	$10,431
8/31/2018	$10,886	$10,673	$10,498
9/30/2018	$10,891	$10,627	$10,430
10/31/2018	$10,798	$10,538	$10,348
11/30/2018	$10,801	$10,586	$10,410
12/31/2018	$10,869	$10,751	$10,601
1/31/2019	$11,075	$10,900	$10,713
2/28/2019	$11,099	$10,911	$10,707
3/31/2019	$11,298	$11,109	$10,913
4/30/2019	$11,353	$11,124	$10,916
5/31/2019	$11,478	$11,295	$11,109
6/30/2019	$11,664	$11,454	$11,249
7/31/2019	$11,717	$11,488	$11,274
8/31/2019	$11,920	$11,748	$11,566
9/30/2019	$11,879	$11,697	$11,504
10/31/2019	$11,915	$11,735	$11,539
11/30/2019	$11,920	$11,733	$11,533
12/31/2019	$11,937	$11,750	$11,525
1/31/2020	$12,170	$11,961	$11,747
2/29/2020	$12,270	$12,140	$11,958
3/31/2020	$11,519	$11,903	$11,888
4/30/2020	$11,783	$12,142	$12,099
5/31/2020	$12,000	$12,255	$12,155
6/30/2020	$12,161	$12,357	$12,232
7/31/2020	$12,513	$12,574	$12,415
8/31/2020	$12,505	$12,502	$12,314
9/30/2020	$12,481	$12,479	$12,308
10/31/2020	$12,448	$12,435	$12,253
11/30/2020	$12,688	$12,597	$12,373
12/31/2020	$12,792	$12,641	$12,390
1/31/2021	$12,756	$12,561	$12,301
2/28/2021	$12,639	$12,399	$12,124
3/31/2021	$12,514	$12,255	$11,972
4/30/2021	$12,654	$12,358	$12,067
5/31/2021	$12,709	$12,405	$12,106
6/30/2021	$12,829	$12,495	$12,191
7/31/2021	$12,945	$12,621	$12,328
8/31/2021	$12,947	$12,612	$12,304
9/30/2021	$12,848	$12,505	$12,198
10/31/2021	$12,838	$12,494	$12,194
11/30/2021	$12,838	$12,510	$12,230
12/31/2021	$12,863	$12,501	$12,199
1/31/2022	$12,604	$12,227	$11,936
2/28/2022	$12,429	$12,060	$11,803
3/31/2022	$12,088	$11,737	$11,475
4/30/2022	$11,662	$11,299	$11,040
5/31/2022	$11,624	$11,361	$11,111
6/30/2022	$11,336	$11,134	$10,936
7/31/2022	$11,653	$11,414	$11,204
8/31/2022	$11,368	$11,117	$10,887
9/30/2022	$10,867	$10,638	$10,417
10/31/2022	$10,756	$10,522	$10,282
11/30/2022	$11,122	$10,914	$10,660
12/31/2022	$11,060	$10,877	$10,612
1/31/2023	$11,422	$11,214	$10,938
2/28/2023	$11,158	$10,939	$10,656
3/31/2023	$11,406	$11,195	$10,926
4/30/2023	$11,478	$11,264	$10,992
5/31/2023	$11,339	$11,147	$10,873
6/30/2023	$11,343	$11,130	$10,834
7/31/2023	$11,391	$11,141	$10,826
8/31/2023	$11,332	$11,074	$10,757
9/30/2023	$11,067	$10,810	$10,484
10/31/2023	$10,902	$10,647	$10,318
11/30/2023	$11,405	$11,126	$10,786
12/31/2023	$11,831	$11,548	$11,199
1/31/2024	$11,837	$11,521	$11,168
2/29/2024	$11,723	$11,383	$11,010
3/31/2024	$11,849	$11,494	$11,112
4/30/2024	$11,596	$11,226	$10,831
5/31/2024	$11,788	$11,412	$11,015
6/30/2024	$11,897	$11,516	$11,119
7/31/2024	$12,175	$11,778	$11,379
8/31/2024	$12,360	$11,951	$11,542
9/30/2024	$12,535	$12,115	$11,697
10/31/2024	$12,254	$11,840	$11,407
11/30/2024	$12,400	$11,964	$11,527
12/31/2024	$12,222	$11,784	$11,339
1/31/2025	$12,313	$11,855	$11,399
2/28/2025	$12,568	$12,100	$11,650
3/31/2025	$12,535	$12,097	$11,654
4/30/2025	$12,521	$12,140	$11,700
5/31/2025	$12,476	$12,078	$11,616
6/30/2025	$12,684	$12,266	$11,795
7/31/2025	$12,679	$12,249	$11,763
8/31/2025	$12,831	$12,396	$11,904
9/30/2025	$12,983	$12,527	$12,034
10/31/2025	$13,055	$12,610	$12,109
11/30/2025	$13,137	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R4 at NAV	5.95%	0.70%	2.77%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8802-R4

01/26

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,966	$9,973
1/31/2016	$9,914	$10,076	$10,110
2/29/2016	$9,920	$10,147	$10,182
3/31/2016	$10,189	$10,272	$10,275
4/30/2016	$10,336	$10,342	$10,315
5/31/2016	$10,333	$10,350	$10,318
6/30/2016	$10,479	$10,532	$10,503
7/31/2016	$10,641	$10,619	$10,569
8/31/2016	$10,692	$10,630	$10,557
9/30/2016	$10,715	$10,633	$10,551
10/31/2016	$10,691	$10,562	$10,470
11/30/2016	$10,470	$10,325	$10,223
12/31/2016	$10,523	$10,355	$10,237
1/31/2017	$10,609	$10,392	$10,257
2/28/2017	$10,681	$10,472	$10,326
3/31/2017	$10,683	$10,469	$10,321
4/30/2017	$10,785	$10,555	$10,400
5/31/2017	$10,858	$10,637	$10,480
6/30/2017	$10,847	$10,628	$10,470
7/31/2017	$10,928	$10,681	$10,515
8/31/2017	$10,987	$10,773	$10,609
9/30/2017	$10,975	$10,735	$10,559
10/31/2017	$10,999	$10,748	$10,565
11/30/2017	$10,988	$10,732	$10,551
12/31/2017	$11,033	$10,779	$10,600
1/31/2018	$10,963	$10,675	$10,478
2/28/2018	$10,878	$10,574	$10,378
3/31/2018	$10,899	$10,627	$10,445
4/30/2018	$10,848	$10,556	$10,367
5/31/2018	$10,878	$10,614	$10,441
6/30/2018	$10,870	$10,599	$10,428
7/31/2018	$10,916	$10,621	$10,431
8/31/2018	$10,960	$10,673	$10,498
9/30/2018	$10,967	$10,627	$10,430
10/31/2018	$10,876	$10,538	$10,348
11/30/2018	$10,881	$10,586	$10,410
12/31/2018	$10,952	$10,751	$10,601
1/31/2019	$11,162	$10,900	$10,713
2/28/2019	$11,188	$10,911	$10,707
3/31/2019	$11,391	$11,109	$10,913
4/30/2019	$11,449	$11,124	$10,916
5/31/2019	$11,577	$11,295	$11,109
6/30/2019	$11,767	$11,454	$11,249
7/31/2019	$11,823	$11,488	$11,274
8/31/2019	$12,031	$11,748	$11,566
9/30/2019	$11,992	$11,697	$11,504
10/31/2019	$12,030	$11,735	$11,539
11/30/2019	$12,038	$11,733	$11,533
12/31/2019	$12,058	$11,750	$11,525
1/31/2020	$12,296	$11,961	$11,747
2/29/2020	$12,407	$12,140	$11,958
3/31/2020	$11,644	$11,903	$11,888
4/30/2020	$11,921	$12,142	$12,099
5/31/2020	$12,142	$12,255	$12,155
6/30/2020	$12,300	$12,357	$12,232
7/31/2020	$12,666	$12,574	$12,415
8/31/2020	$12,654	$12,502	$12,314
9/30/2020	$12,632	$12,479	$12,308
10/31/2020	$12,601	$12,435	$12,253
11/30/2020	$12,847	$12,597	$12,373
12/31/2020	$12,955	$12,641	$12,390
1/31/2021	$12,930	$12,561	$12,301
2/28/2021	$12,805	$12,399	$12,124
3/31/2021	$12,690	$12,255	$11,972
4/30/2021	$12,825	$12,358	$12,067
5/31/2021	$12,884	$12,405	$12,106
6/30/2021	$13,016	$12,495	$12,191
7/31/2021	$13,128	$12,621	$12,328
8/31/2021	$13,133	$12,612	$12,304
9/30/2021	$13,034	$12,505	$12,198
10/31/2021	$13,028	$12,494	$12,194
11/30/2021	$13,038	$12,510	$12,230
12/31/2021	$13,057	$12,501	$12,199
1/31/2022	$12,797	$12,227	$11,936
2/28/2022	$12,631	$12,060	$11,803
3/31/2022	$12,279	$11,737	$11,475
4/30/2022	$11,848	$11,299	$11,040
5/31/2022	$11,813	$11,361	$11,111
6/30/2022	$11,522	$11,134	$10,936
7/31/2022	$11,848	$11,414	$11,204
8/31/2022	$11,560	$11,117	$10,887
9/30/2022	$11,054	$10,638	$10,417
10/31/2022	$10,944	$10,522	$10,282
11/30/2022	$11,319	$10,914	$10,660
12/31/2022	$11,257	$10,877	$10,612
1/31/2023	$11,637	$11,214	$10,938
2/28/2023	$11,363	$10,939	$10,656
3/31/2023	$11,617	$11,195	$10,926
4/30/2023	$11,693	$11,264	$10,992
5/31/2023	$11,554	$11,147	$10,873
6/30/2023	$11,560	$11,130	$10,834
7/31/2023	$11,612	$11,141	$10,826
8/31/2023	$11,554	$11,074	$10,757
9/30/2023	$11,287	$10,810	$10,484
10/31/2023	$11,121	$10,647	$10,318
11/30/2023	$11,636	$11,126	$10,786
12/31/2023	$12,073	$11,548	$11,199
1/31/2024	$12,091	$11,521	$11,168
2/29/2024	$11,968	$11,383	$11,010
3/31/2024	$12,100	$11,494	$11,112
4/30/2024	$11,853	$11,226	$10,831
5/31/2024	$12,043	$11,412	$11,015
6/30/2024	$12,165	$11,516	$11,119
7/31/2024	$12,443	$11,778	$11,379
8/31/2024	$12,634	$11,951	$11,542
9/30/2024	$12,816	$12,115	$11,697
10/31/2024	$12,541	$11,840	$11,407
11/30/2024	$12,683	$11,964	$11,527
12/31/2024	$12,504	$11,784	$11,339
1/31/2025	$12,600	$11,855	$11,399
2/28/2025	$12,863	$12,100	$11,650
3/31/2025	$12,832	$12,097	$11,654
4/30/2025	$12,820	$12,140	$11,700
5/31/2025	$12,776	$12,078	$11,616
6/30/2025	$12,993	$12,266	$11,795
7/31/2025	$12,990	$12,249	$11,763
8/31/2025	$13,149	$12,396	$11,904
9/30/2025	$13,307	$12,527	$12,034
10/31/2025	$13,384	$12,610	$12,109
11/30/2025	$13,471	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R5 at NAV	6.21%	0.95%	3.03%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8803-R5

01/26

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s overweight allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,966	$9,973
1/31/2016	$9,917	$10,076	$10,110
2/29/2016	$9,923	$10,147	$10,182
3/31/2016	$10,194	$10,272	$10,275
4/30/2016	$10,343	$10,342	$10,315
5/31/2016	$10,340	$10,350	$10,318
6/30/2016	$10,488	$10,532	$10,503
7/31/2016	$10,651	$10,619	$10,569
8/31/2016	$10,704	$10,630	$10,557
9/30/2016	$10,728	$10,633	$10,551
10/31/2016	$10,705	$10,562	$10,470
11/30/2016	$10,486	$10,325	$10,223
12/31/2016	$10,539	$10,355	$10,237
1/31/2017	$10,627	$10,392	$10,257
2/28/2017	$10,700	$10,472	$10,326
3/31/2017	$10,704	$10,469	$10,321
4/30/2017	$10,807	$10,555	$10,400
5/31/2017	$10,881	$10,637	$10,480
6/30/2017	$10,870	$10,628	$10,470
7/31/2017	$10,953	$10,681	$10,515
8/31/2017	$11,013	$10,773	$10,609
9/30/2017	$11,001	$10,735	$10,559
10/31/2017	$11,027	$10,748	$10,565
11/30/2017	$11,016	$10,732	$10,551
12/31/2017	$11,062	$10,779	$10,600
1/31/2018	$11,000	$10,675	$10,478
2/28/2018	$10,909	$10,574	$10,378
3/31/2018	$10,928	$10,627	$10,445
4/30/2018	$10,879	$10,556	$10,367
5/31/2018	$10,909	$10,614	$10,441
6/30/2018	$10,902	$10,599	$10,428
7/31/2018	$10,947	$10,621	$10,431
8/31/2018	$10,992	$10,673	$10,498
9/30/2018	$10,999	$10,627	$10,430
10/31/2018	$10,908	$10,538	$10,348
11/30/2018	$10,913	$10,586	$10,410
12/31/2018	$10,984	$10,751	$10,601
1/31/2019	$11,195	$10,900	$10,713
2/28/2019	$11,221	$10,911	$10,707
3/31/2019	$11,424	$11,109	$10,913
4/30/2019	$11,483	$11,124	$10,916
5/31/2019	$11,611	$11,295	$11,109
6/30/2019	$11,802	$11,454	$11,249
7/31/2019	$11,859	$11,488	$11,274
8/31/2019	$12,067	$11,748	$11,566
9/30/2019	$12,028	$11,697	$11,504
10/31/2019	$12,067	$11,735	$11,539
11/30/2019	$12,075	$11,733	$11,533
12/31/2019	$12,096	$11,750	$11,525
1/31/2020	$12,342	$11,961	$11,747
2/29/2020	$12,446	$12,140	$11,958
3/31/2020	$11,688	$11,903	$11,888
4/30/2020	$11,960	$12,142	$12,099
5/31/2020	$12,182	$12,255	$12,155
6/30/2020	$12,350	$12,357	$12,232
7/31/2020	$12,710	$12,574	$12,415
8/31/2020	$12,699	$12,502	$12,314
9/30/2020	$12,686	$12,479	$12,308
10/31/2020	$12,656	$12,435	$12,253
11/30/2020	$12,904	$12,597	$12,373
12/31/2020	$13,005	$12,641	$12,390
1/31/2021	$12,980	$12,561	$12,301
2/28/2021	$12,856	$12,399	$12,124
3/31/2021	$12,742	$12,255	$11,972
4/30/2021	$12,878	$12,358	$12,067
5/31/2021	$12,939	$12,405	$12,106
6/30/2021	$13,073	$12,495	$12,191
7/31/2021	$13,187	$12,621	$12,328
8/31/2021	$13,193	$12,612	$12,304
9/30/2021	$13,096	$12,505	$12,198
10/31/2021	$13,090	$12,494	$12,194
11/30/2021	$13,101	$12,510	$12,230
12/31/2021	$13,122	$12,501	$12,199
1/31/2022	$12,861	$12,227	$11,936
2/28/2022	$12,695	$12,060	$11,803
3/31/2022	$12,342	$11,737	$11,475
4/30/2022	$11,919	$11,299	$11,040
5/31/2022	$11,876	$11,361	$11,111
6/30/2022	$11,593	$11,134	$10,936
7/31/2022	$11,912	$11,414	$11,204
8/31/2022	$11,632	$11,117	$10,887
9/30/2022	$11,114	$10,638	$10,417
10/31/2022	$11,014	$10,522	$10,282
11/30/2022	$11,382	$10,914	$10,660
12/31/2022	$11,321	$10,877	$10,612
1/31/2023	$11,703	$11,214	$10,938
2/28/2023	$11,427	$10,939	$10,656
3/31/2023	$11,693	$11,195	$10,926
4/30/2023	$11,760	$11,264	$10,992
5/31/2023	$11,621	$11,147	$10,873
6/30/2023	$11,628	$11,130	$10,834
7/31/2023	$11,681	$11,141	$10,826
8/31/2023	$11,623	$11,074	$10,757
9/30/2023	$11,355	$10,810	$10,484
10/31/2023	$11,189	$10,647	$10,318
11/30/2023	$11,709	$11,126	$10,786
12/31/2023	$12,159	$11,548	$11,199
1/31/2024	$12,168	$11,521	$11,168
2/29/2024	$12,045	$11,383	$11,010
3/31/2024	$12,178	$11,494	$11,112
4/30/2024	$11,921	$11,226	$10,831
5/31/2024	$12,122	$11,412	$11,015
6/30/2024	$12,237	$11,516	$11,119
7/31/2024	$12,527	$11,778	$11,379
8/31/2024	$12,720	$11,951	$11,542
9/30/2024	$12,903	$12,115	$11,697
10/31/2024	$12,627	$11,840	$11,407
11/30/2024	$12,771	$11,964	$11,527
12/31/2024	$12,592	$11,784	$11,339
1/31/2025	$12,689	$11,855	$11,399
2/28/2025	$12,954	$12,100	$11,650
3/31/2025	$12,924	$12,097	$11,654
4/30/2025	$12,913	$12,140	$11,700
5/31/2025	$12,871	$12,078	$11,616
6/30/2025	$13,090	$12,266	$11,795
7/31/2025	$13,088	$12,249	$11,763
8/31/2025	$13,249	$12,396	$11,904
9/30/2025	$13,410	$12,527	$12,034
10/31/2025	$13,489	$12,610	$12,109
11/30/2025	$13,578	$12,686	$12,184

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R6 at NAV	6.32%	1.02%	3.11%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.41%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	2.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,431,550,565
# of Portfolio Holdings	672
Portfolio Turnover Rate	448%
Total Advisory Fees Paid	$10,873,365

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.15%
Common Stocks	0.01%
Corporate Bonds	39.00%
Floating Rate Loans	1.56%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.22%
Government Sponsored Enterprises Pass-Throughs	20.28%
Non-Agency Commercial Mortgage-Backed Securities	8.34%
U.S. Treasury Obligations	16.90%
Repurchase Agreements	0.78%
Money Market FundsFootnote Reference(a)	0.22%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8804-R6

01/26

Class A

LFRAX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.75%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,780	$10,000	$10,000	$10,000
12/31/2015	$9,717	$9,895	$9,905	$9,968
1/31/2016	$9,665	$9,830	$9,833	$10,105
2/29/2016	$9,645	$9,779	$9,778	$10,177
3/31/2016	$9,883	$10,048	$10,037	$10,270
4/30/2016	$10,066	$10,248	$10,227	$10,309
5/31/2016	$10,150	$10,339	$10,320	$10,312
6/30/2016	$10,157	$10,341	$10,324	$10,497
7/31/2016	$10,299	$10,489	$10,469	$10,564
8/31/2016	$10,387	$10,568	$10,551	$10,552
9/30/2016	$10,459	$10,659	$10,644	$10,545
10/31/2016	$10,520	$10,747	$10,725	$10,465
11/30/2016	$10,558	$10,775	$10,760	$10,217
12/31/2016	$10,678	$10,900	$10,883	$10,232
1/31/2017	$10,741	$10,961	$10,941	$10,252
2/28/2017	$10,781	$11,016	$11,006	$10,321
3/31/2017	$10,775	$11,025	$11,014	$10,315
4/30/2017	$10,815	$11,073	$11,062	$10,395
5/31/2017	$10,843	$11,114	$11,104	$10,475
6/30/2017	$10,823	$11,109	$11,097	$10,464
7/31/2017	$10,911	$11,185	$11,184	$10,509
8/31/2017	$10,892	$11,180	$11,169	$10,603
9/30/2017	$10,944	$11,224	$11,214	$10,553
10/31/2017	$11,021	$11,291	$11,288	$10,559
11/30/2017	$11,049	$11,304	$11,302	$10,546
12/31/2017	$11,090	$11,349	$11,346	$10,594
1/31/2018	$11,206	$11,458	$11,468	$10,472
2/28/2018	$11,211	$11,481	$11,489	$10,373
3/31/2018	$11,220	$11,513	$11,525	$10,439
4/30/2018	$11,279	$11,561	$11,581	$10,362
5/31/2018	$11,290	$11,580	$11,604	$10,435
6/30/2018	$11,301	$11,594	$11,615	$10,423
7/31/2018	$11,375	$11,679	$11,712	$10,425
8/31/2018	$11,425	$11,726	$11,760	$10,492
9/30/2018	$11,499	$11,807	$11,840	$10,425
10/31/2018	$11,463	$11,803	$11,841	$10,342
11/30/2018	$11,352	$11,697	$11,744	$10,404
12/31/2018	$11,065	$11,399	$11,475	$10,595
1/31/2019	$11,274	$11,689	$11,739	$10,708
2/28/2019	$11,463	$11,875	$11,923	$10,701
3/31/2019	$11,442	$11,855	$11,909	$10,907
4/30/2019	$11,636	$12,050	$12,098	$10,910
5/31/2019	$11,588	$12,024	$12,070	$11,103
6/30/2019	$11,629	$12,053	$12,097	$11,243
7/31/2019	$11,712	$12,150	$12,192	$11,268
8/31/2019	$11,661	$12,117	$12,157	$11,560
9/30/2019	$11,700	$12,173	$12,209	$11,498
10/31/2019	$11,607	$12,118	$12,149	$11,533
11/30/2019	$11,681	$12,190	$12,216	$11,527
12/31/2019	$11,877	$12,384	$12,413	$11,519
1/31/2020	$11,900	$12,453	$12,479	$11,740
2/29/2020	$11,676	$12,289	$12,310	$11,952
3/31/2020	$10,006	$10,769	$10,776	$11,881
4/30/2020	$10,283	$11,253	$11,238	$12,093
5/31/2020	$10,679	$11,681	$11,666	$12,149
6/30/2020	$10,761	$11,814	$11,823	$12,225
7/31/2020	$10,966	$12,045	$12,045	$12,408
8/31/2020	$11,132	$12,225	$12,226	$12,308
9/30/2020	$11,168	$12,302	$12,310	$12,301
10/31/2020	$11,192	$12,327	$12,332	$12,246
11/30/2020	$11,497	$12,602	$12,595	$12,366
12/31/2020	$11,675	$12,771	$12,758	$12,383
1/31/2021	$11,799	$12,923	$12,920	$12,295
2/28/2021	$11,879	$12,999	$13,007	$12,117
3/31/2021	$11,888	$12,999	$13,014	$11,966
4/30/2021	$11,937	$13,065	$13,081	$12,060
5/31/2021	$12,020	$13,141	$13,148	$12,100
6/30/2021	$12,102	$13,190	$13,202	$12,185
7/31/2021	$12,070	$13,188	$13,202	$12,321
8/31/2021	$12,138	$13,251	$13,266	$12,297
9/30/2021	$12,220	$13,336	$13,352	$12,191
10/31/2021	$12,245	$13,372	$13,383	$12,188
11/30/2021	$12,195	$13,350	$13,363	$12,224
12/31/2021	$12,274	$13,436	$13,447	$12,192
1/31/2022	$12,295	$13,484	$13,495	$11,930
2/28/2022	$12,226	$13,415	$13,428	$11,797
3/31/2022	$12,263	$13,422	$13,434	$11,469
4/30/2022	$12,241	$13,451	$13,457	$11,034
5/31/2022	$11,940	$13,107	$13,119	$11,105
6/30/2022	$11,626	$12,823	$12,849	$10,931
7/31/2022	$11,869	$13,096	$13,089	$11,198
8/31/2022	$12,027	$13,294	$13,290	$10,881
9/30/2022	$11,768	$12,991	$13,002	$10,411
10/31/2022	$11,893	$13,120	$13,112	$10,276
11/30/2022	$12,035	$13,277	$13,258	$10,654
12/31/2022	$12,048	$13,332	$13,305	$10,606
1/31/2023	$12,324	$13,688	$13,646	$10,932
2/28/2023	$12,390	$13,766	$13,732	$10,650
3/31/2023	$12,407	$13,762	$13,719	$10,920
4/30/2023	$12,520	$13,907	$13,849	$10,987
5/31/2023	$12,500	$13,881	$13,837	$10,867
6/30/2023	$12,808	$14,196	$14,147	$10,828
7/31/2023	$12,962	$14,378	$14,331	$10,821
8/31/2023	$13,106	$14,547	$14,496	$10,751
9/30/2023	$13,198	$14,687	$14,623	$10,478
10/31/2023	$13,164	$14,684	$14,628	$10,313
11/30/2023	$13,357	$14,863	$14,802	$10,780
12/31/2023	$13,571	$15,108	$15,040	$11,193
1/31/2024	$13,669	$15,210	$15,158	$11,162
2/29/2024	$13,796	$15,348	$15,293	$11,004
3/31/2024	$13,932	$15,479	$15,420	$11,106
4/30/2024	$14,024	$15,572	$15,525	$10,825
5/31/2024	$14,136	$15,718	$15,666	$11,009
6/30/2024	$14,186	$15,773	$15,709	$11,113
7/31/2024	$14,285	$15,881	$15,824	$11,373
8/31/2024	$14,369	$15,978	$15,918	$11,536
9/30/2024	$14,467	$16,096	$16,035	$11,690
10/31/2024	$14,578	$16,234	$16,171	$11,401
11/30/2024	$14,707	$16,365	$16,306	$11,521
12/31/2024	$14,764	$16,461	$16,401	$11,332
1/31/2025	$14,853	$16,575	$16,520	$11,393
2/28/2025	$14,881	$16,592	$16,545	$11,643
3/31/2025	$14,824	$16,540	$16,502	$11,648
4/30/2025	$14,769	$16,531	$16,491	$11,693
5/31/2025	$15,008	$16,784	$16,753	$11,610
6/30/2025	$15,132	$16,923	$16,887	$11,788
7/31/2025	$15,235	$17,071	$17,026	$11,757
8/31/2025	$15,305	$17,140	$17,089	$11,898
9/30/2025	$15,395	$17,222	$17,171	$12,028
10/31/2025	$15,465	$17,260	$17,222	$12,103
11/30/2025	$15,552	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	5.75%	6.23%	4.75%
Class A with sales charge	3.35%	5.74%	4.51%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFRAX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2081-A

01/26

Class C

LARCX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.22%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,895	$9,905	$9,968
1/31/2016	$9,883	$9,830	$9,833	$10,105
2/29/2016	$9,858	$9,779	$9,778	$10,177
3/31/2016	$10,096	$10,048	$10,037	$10,270
4/30/2016	$10,277	$10,248	$10,227	$10,309
5/31/2016	$10,358	$10,339	$10,320	$10,312
6/30/2016	$10,359	$10,341	$10,324	$10,497
7/31/2016	$10,487	$10,489	$10,469	$10,564
8/31/2016	$10,571	$10,568	$10,551	$10,552
9/30/2016	$10,651	$10,659	$10,644	$10,545
10/31/2016	$10,695	$10,747	$10,725	$10,465
11/30/2016	$10,729	$10,775	$10,760	$10,217
12/31/2016	$10,856	$10,900	$10,883	$10,232
1/31/2017	$10,903	$10,961	$10,941	$10,252
2/28/2017	$10,950	$11,016	$11,006	$10,321
3/31/2017	$10,939	$11,025	$11,014	$10,315
4/30/2017	$10,973	$11,073	$11,062	$10,395
5/31/2017	$10,995	$11,114	$11,104	$10,475
6/30/2017	$10,970	$11,109	$11,097	$10,464
7/31/2017	$11,041	$11,185	$11,184	$10,509
8/31/2017	$11,028	$11,180	$11,169	$10,603
9/30/2017	$11,074	$11,224	$11,214	$10,553
10/31/2017	$11,146	$11,291	$11,288	$10,559
11/30/2017	$11,156	$11,304	$11,302	$10,546
12/31/2017	$11,191	$11,349	$11,346	$10,594
1/31/2018	$11,314	$11,458	$11,468	$10,472
2/28/2018	$11,301	$11,481	$11,489	$10,373
3/31/2018	$11,317	$11,513	$11,525	$10,439
4/30/2018	$11,370	$11,561	$11,581	$10,362
5/31/2018	$11,375	$11,580	$11,604	$10,435
6/30/2018	$11,380	$11,594	$11,615	$10,423
7/31/2018	$11,449	$11,679	$11,712	$10,425
8/31/2018	$11,493	$11,726	$11,760	$10,492
9/30/2018	$11,562	$11,807	$11,840	$10,425
10/31/2018	$11,520	$11,803	$11,841	$10,342
11/30/2018	$11,390	$11,697	$11,744	$10,404
12/31/2018	$11,095	$11,399	$11,475	$10,595
1/31/2019	$11,312	$11,689	$11,739	$10,708
2/28/2019	$11,496	$11,875	$11,923	$10,701
3/31/2019	$11,469	$11,855	$11,909	$10,907
4/30/2019	$11,644	$12,050	$12,098	$10,910
5/31/2019	$11,603	$12,024	$12,070	$11,103
6/30/2019	$11,625	$12,053	$12,097	$11,243
7/31/2019	$11,714	$12,150	$12,192	$11,268
8/31/2019	$11,645	$12,117	$12,157	$11,560
9/30/2019	$11,691	$12,173	$12,209	$11,498
10/31/2019	$11,592	$12,118	$12,149	$11,533
11/30/2019	$11,660	$12,190	$12,216	$11,527
12/31/2019	$11,835	$12,384	$12,413	$11,519
1/31/2020	$11,865	$12,453	$12,479	$11,740
2/29/2020	$11,636	$12,289	$12,310	$11,952
3/31/2020	$9,968	$10,769	$10,776	$11,881
4/30/2020	$10,239	$11,253	$11,238	$12,093
5/31/2020	$10,627	$11,681	$11,666	$12,149
6/30/2020	$10,703	$11,814	$11,823	$12,225
7/31/2020	$10,888	$12,045	$12,045	$12,408
8/31/2020	$11,046	$12,225	$12,226	$12,308
9/30/2020	$11,091	$12,302	$12,310	$12,301
10/31/2020	$11,109	$12,327	$12,332	$12,246
11/30/2020	$11,391	$12,602	$12,595	$12,366
12/31/2020	$11,562	$12,771	$12,758	$12,383
1/31/2021	$11,678	$12,923	$12,920	$12,295
2/28/2021	$11,752	$12,999	$13,007	$12,117
3/31/2021	$11,754	$12,999	$13,014	$11,966
4/30/2021	$11,811	$13,065	$13,081	$12,060
5/31/2021	$11,887	$13,141	$13,148	$12,100
6/30/2021	$11,948	$13,190	$13,202	$12,185
7/31/2021	$11,925	$13,188	$13,202	$12,321
8/31/2021	$11,972	$13,251	$13,266	$12,297
9/30/2021	$12,061	$13,336	$13,352	$12,191
10/31/2021	$12,064	$13,372	$13,383	$12,188
11/30/2021	$12,009	$13,350	$13,363	$12,224
12/31/2021	$12,096	$13,436	$13,447	$12,192
1/31/2022	$12,109	$13,484	$13,495	$11,930
2/28/2022	$12,036	$13,415	$13,428	$11,797
3/31/2022	$12,066	$13,422	$13,434	$11,469
4/30/2022	$12,023	$13,451	$13,457	$11,034
5/31/2022	$11,736	$13,107	$13,119	$11,105
6/30/2022	$11,421	$12,823	$12,849	$10,931
7/31/2022	$11,654	$13,096	$13,089	$11,198
8/31/2022	$11,788	$13,294	$13,290	$10,881
9/30/2022	$11,543	$12,991	$13,002	$10,411
10/31/2022	$11,659	$13,120	$13,112	$10,276
11/30/2022	$11,777	$13,277	$13,258	$10,654
12/31/2022	$11,784	$13,332	$13,305	$10,606
1/31/2023	$12,062	$13,688	$13,646	$10,932
2/28/2023	$12,120	$13,766	$13,732	$10,650
3/31/2023	$12,115	$13,762	$13,719	$10,920
4/30/2023	$12,219	$13,907	$13,849	$10,987
5/31/2023	$12,209	$13,881	$13,837	$10,867
6/30/2023	$12,487	$14,196	$14,147	$10,828
7/31/2023	$12,647	$14,378	$14,331	$10,821
8/31/2023	$12,765	$14,547	$14,496	$10,751
9/30/2023	$12,863	$14,687	$14,623	$10,478
10/31/2023	$12,823	$14,684	$14,628	$10,313
11/30/2023	$13,005	$14,863	$14,802	$10,780
12/31/2023	$13,206	$15,108	$15,040	$11,193
1/31/2024	$13,278	$15,210	$15,158	$11,162
2/29/2024	$13,396	$15,348	$15,293	$11,004
3/31/2024	$13,537	$15,479	$15,420	$11,106
4/30/2024	$13,603	$15,572	$15,525	$10,825
5/31/2024	$13,722	$15,718	$15,666	$11,009
6/30/2024	$13,746	$15,773	$15,709	$11,113
7/31/2024	$13,835	$15,881	$15,824	$11,373
8/31/2024	$13,910	$15,978	$15,918	$11,536
9/30/2024	$13,998	$16,096	$16,035	$11,690
10/31/2024	$14,115	$16,234	$16,171	$11,401
11/30/2024	$14,215	$16,365	$16,306	$11,521
12/31/2024	$14,280	$16,461	$16,401	$11,332
1/31/2025	$14,359	$16,575	$16,520	$11,393
2/28/2025	$14,379	$16,592	$16,545	$11,643
3/31/2025	$14,317	$16,540	$16,502	$11,648
4/30/2025	$14,238	$16,531	$16,491	$11,693
5/31/2025	$14,479	$16,784	$16,753	$11,610
6/30/2025	$14,592	$16,923	$16,887	$11,788
7/31/2025	$14,683	$17,071	$17,026	$11,757
8/31/2025	$14,743	$17,140	$17,089	$11,898
9/30/2025	$14,822	$17,222	$17,171	$12,028
10/31/2025	$14,863	$17,260	$17,222	$12,103
11/30/2025	$14,958	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.22%	5.60%	4.11%
Class C with sales charge	4.24%	5.60%	4.11%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LARCX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2083-C

01/26

Class F

LFRFX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,895	$9,905	$9,968
1/31/2016	$9,883	$9,830	$9,833	$10,105
2/29/2016	$9,875	$9,779	$9,778	$10,177
3/31/2016	$10,109	$10,048	$10,037	$10,270
4/30/2016	$10,296	$10,248	$10,227	$10,309
5/31/2016	$10,384	$10,339	$10,320	$10,312
6/30/2016	$10,391	$10,341	$10,324	$10,497
7/31/2016	$10,537	$10,489	$10,469	$10,564
8/31/2016	$10,628	$10,568	$10,551	$10,552
9/30/2016	$10,703	$10,659	$10,644	$10,545
10/31/2016	$10,766	$10,747	$10,725	$10,465
11/30/2016	$10,806	$10,775	$10,760	$10,217
12/31/2016	$10,929	$10,900	$10,883	$10,232
1/31/2017	$10,995	$10,961	$10,941	$10,252
2/28/2017	$11,049	$11,016	$11,006	$10,321
3/31/2017	$11,032	$11,025	$11,014	$10,315
4/30/2017	$11,073	$11,073	$11,062	$10,395
5/31/2017	$11,102	$11,114	$11,104	$10,475
6/30/2017	$11,083	$11,109	$11,097	$10,464
7/31/2017	$11,175	$11,185	$11,184	$10,509
8/31/2017	$11,156	$11,180	$11,169	$10,603
9/30/2017	$11,210	$11,224	$11,214	$10,553
10/31/2017	$11,290	$11,291	$11,288	$10,559
11/30/2017	$11,319	$11,304	$11,302	$10,546
12/31/2017	$11,362	$11,349	$11,346	$10,594
1/31/2018	$11,482	$11,458	$11,468	$10,472
2/28/2018	$11,488	$11,481	$11,489	$10,373
3/31/2018	$11,498	$11,513	$11,525	$10,439
4/30/2018	$11,559	$11,561	$11,581	$10,362
5/31/2018	$11,572	$11,580	$11,604	$10,435
6/30/2018	$11,583	$11,594	$11,615	$10,423
7/31/2018	$11,660	$11,679	$11,712	$10,425
8/31/2018	$11,713	$11,726	$11,760	$10,492
9/30/2018	$11,790	$11,807	$11,840	$10,425
10/31/2018	$11,754	$11,803	$11,841	$10,342
11/30/2018	$11,641	$11,697	$11,744	$10,404
12/31/2018	$11,346	$11,399	$11,475	$10,595
1/31/2019	$11,562	$11,689	$11,739	$10,708
2/28/2019	$11,757	$11,875	$11,923	$10,701
3/31/2019	$11,736	$11,855	$11,909	$10,907
4/30/2019	$11,937	$12,050	$12,098	$10,910
5/31/2019	$11,888	$12,024	$12,070	$11,103
6/30/2019	$11,931	$12,053	$12,097	$11,243
7/31/2019	$12,017	$12,150	$12,192	$11,268
8/31/2019	$11,966	$12,117	$12,157	$11,560
9/30/2019	$12,007	$12,173	$12,209	$11,498
10/31/2019	$11,912	$12,118	$12,149	$11,533
11/30/2019	$11,989	$12,190	$12,216	$11,527
12/31/2019	$12,192	$12,384	$12,413	$11,519
1/31/2020	$12,216	$12,453	$12,479	$11,740
2/29/2020	$11,986	$12,289	$12,310	$11,952
3/31/2020	$10,271	$10,769	$10,776	$11,881
4/30/2020	$10,557	$11,253	$11,238	$12,093
5/31/2020	$10,964	$11,681	$11,666	$12,149
6/30/2020	$11,049	$11,814	$11,823	$12,225
7/31/2020	$11,261	$12,045	$12,045	$12,408
8/31/2020	$11,432	$12,225	$12,226	$12,308
9/30/2020	$11,471	$12,302	$12,310	$12,301
10/31/2020	$11,496	$12,327	$12,332	$12,246
11/30/2020	$11,810	$12,602	$12,595	$12,366
12/31/2020	$11,995	$12,771	$12,758	$12,383
1/31/2021	$12,123	$12,923	$12,920	$12,295
2/28/2021	$12,206	$12,999	$13,007	$12,117
3/31/2021	$12,216	$12,999	$13,014	$11,966
4/30/2021	$12,268	$13,065	$13,081	$12,060
5/31/2021	$12,369	$13,141	$13,148	$12,100
6/30/2021	$12,439	$13,190	$13,202	$12,185
7/31/2021	$12,422	$13,188	$13,202	$12,321
8/31/2021	$12,479	$13,251	$13,266	$12,297
9/30/2021	$12,564	$13,336	$13,352	$12,191
10/31/2021	$12,590	$13,372	$13,383	$12,188
11/30/2021	$12,539	$13,350	$13,363	$12,224
12/31/2021	$12,637	$13,436	$13,447	$12,192
1/31/2022	$12,644	$13,484	$13,495	$11,930
2/28/2022	$12,574	$13,415	$13,428	$11,797
3/31/2022	$12,614	$13,422	$13,434	$11,469
4/30/2022	$12,592	$13,451	$13,457	$11,034
5/31/2022	$12,283	$13,107	$13,119	$11,105
6/30/2022	$11,975	$12,823	$12,849	$10,931
7/31/2022	$12,227	$13,096	$13,089	$11,198
8/31/2022	$12,375	$13,294	$13,290	$10,881
9/30/2022	$12,125	$12,991	$13,002	$10,411
10/31/2022	$12,255	$13,120	$13,112	$10,276
11/30/2022	$12,386	$13,277	$13,258	$10,654
12/31/2022	$12,401	$13,332	$13,305	$10,606
1/31/2023	$12,702	$13,688	$13,646	$10,932
2/28/2023	$12,770	$13,766	$13,732	$10,650
3/31/2023	$12,773	$13,762	$13,719	$10,920
4/30/2023	$12,891	$13,907	$13,849	$10,987
5/31/2023	$12,887	$13,881	$13,837	$10,867
6/30/2023	$13,189	$14,196	$14,147	$10,828
7/31/2023	$13,350	$14,378	$14,331	$10,821
8/31/2023	$13,500	$14,547	$14,496	$10,751
9/30/2023	$13,595	$14,687	$14,623	$10,478
10/31/2023	$13,561	$14,684	$14,628	$10,313
11/30/2023	$13,779	$14,863	$14,802	$10,780
12/31/2023	$13,983	$15,108	$15,040	$11,193
1/31/2024	$14,085	$15,210	$15,158	$11,162
2/29/2024	$14,217	$15,348	$15,293	$11,004
3/31/2024	$14,359	$15,479	$15,420	$11,106
4/30/2024	$14,454	$15,572	$15,525	$10,825
5/31/2024	$14,572	$15,718	$15,666	$11,009
6/30/2024	$14,624	$15,773	$15,709	$11,113
7/31/2024	$14,727	$15,881	$15,824	$11,373
8/31/2024	$14,816	$15,978	$15,918	$11,536
9/30/2024	$14,918	$16,096	$16,035	$11,690
10/31/2024	$15,052	$16,234	$16,171	$11,401
11/30/2024	$15,168	$16,365	$16,306	$11,521
12/31/2024	$15,246	$16,461	$16,401	$11,332
1/31/2025	$15,340	$16,575	$16,520	$11,393
2/28/2025	$15,370	$16,592	$16,545	$11,643
3/31/2025	$15,293	$16,540	$16,502	$11,648
4/30/2025	$15,237	$16,531	$16,491	$11,693
5/31/2025	$15,504	$16,784	$16,753	$11,610
6/30/2025	$15,634	$16,923	$16,887	$11,788
7/31/2025	$15,741	$17,071	$17,026	$11,757
8/31/2025	$15,815	$17,140	$17,089	$11,898
9/30/2025	$15,909	$17,222	$17,171	$12,028
10/31/2025	$15,963	$17,260	$17,222	$12,103
11/30/2025	$16,074	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	5.98%	6.36%	4.86%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFRFX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2085-F

01/26

Class F3

LFROX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,034	$10,037	$10,036	$10,051
5/31/2017	$10,062	$10,074	$10,074	$10,128
6/30/2017	$10,056	$10,069	$10,068	$10,118
7/31/2017	$10,130	$10,139	$10,147	$10,162
8/31/2017	$10,126	$10,134	$10,133	$10,253
9/30/2017	$10,176	$10,174	$10,174	$10,204
10/31/2017	$10,239	$10,235	$10,241	$10,210
11/30/2017	$10,267	$10,246	$10,253	$10,197
12/31/2017	$10,307	$10,287	$10,293	$10,244
1/31/2018	$10,417	$10,386	$10,404	$10,126
2/28/2018	$10,423	$10,407	$10,423	$10,030
3/31/2018	$10,434	$10,436	$10,456	$10,094
4/30/2018	$10,491	$10,479	$10,507	$10,019
5/31/2018	$10,515	$10,497	$10,527	$10,091
6/30/2018	$10,516	$10,509	$10,538	$10,078
7/31/2018	$10,587	$10,587	$10,625	$10,080
8/31/2018	$10,636	$10,629	$10,669	$10,145
9/30/2018	$10,707	$10,702	$10,741	$10,080
10/31/2018	$10,676	$10,699	$10,742	$10,000
11/30/2018	$10,575	$10,602	$10,655	$10,060
12/31/2018	$10,310	$10,332	$10,411	$10,245
1/31/2019	$10,519	$10,596	$10,650	$10,354
2/28/2019	$10,686	$10,764	$10,817	$10,348
3/31/2019	$10,668	$10,745	$10,804	$10,546
4/30/2019	$10,852	$10,923	$10,975	$10,549
5/31/2019	$10,809	$10,899	$10,951	$10,736
6/30/2019	$10,850	$10,926	$10,975	$10,871
7/31/2019	$10,930	$11,013	$11,061	$10,895
8/31/2019	$10,885	$10,983	$11,029	$11,177
9/30/2019	$10,924	$11,034	$11,076	$11,118
10/31/2019	$10,839	$10,984	$11,022	$11,151
11/30/2019	$10,911	$11,049	$11,083	$11,146
12/31/2019	$11,096	$11,225	$11,262	$11,138
1/31/2020	$11,120	$11,288	$11,322	$11,352
2/29/2020	$10,913	$11,139	$11,168	$11,557
3/31/2020	$9,356	$9,761	$9,776	$11,489
4/30/2020	$9,617	$10,200	$10,196	$11,693
5/31/2020	$10,002	$10,588	$10,583	$11,747
6/30/2020	$10,067	$10,708	$10,726	$11,821
7/31/2020	$10,262	$10,918	$10,928	$11,998
8/31/2020	$10,419	$11,081	$11,092	$11,901
9/30/2020	$10,455	$11,151	$11,168	$11,894
10/31/2020	$10,493	$11,174	$11,188	$11,841
11/30/2020	$10,766	$11,422	$11,426	$11,958
12/31/2020	$10,936	$11,576	$11,575	$11,974
1/31/2021	$11,054	$11,714	$11,721	$11,888
2/28/2021	$11,132	$11,783	$11,800	$11,716
3/31/2021	$11,142	$11,782	$11,807	$11,570
4/30/2021	$11,191	$11,843	$11,867	$11,662
5/31/2021	$11,284	$11,912	$11,929	$11,700
6/30/2021	$11,350	$11,956	$11,977	$11,782
7/31/2021	$11,336	$11,954	$11,977	$11,914
8/31/2021	$11,389	$12,011	$12,035	$11,891
9/30/2021	$11,468	$12,088	$12,113	$11,788
10/31/2021	$11,494	$12,120	$12,142	$11,785
11/30/2021	$11,449	$12,101	$12,123	$11,820
12/31/2021	$11,541	$12,178	$12,199	$11,789
1/31/2022	$11,562	$12,223	$12,243	$11,535
2/28/2022	$11,486	$12,160	$12,182	$11,407
3/31/2022	$11,523	$12,166	$12,187	$11,090
4/30/2022	$11,505	$12,192	$12,208	$10,669
5/31/2022	$11,225	$11,880	$11,902	$10,738
6/30/2022	$10,932	$11,623	$11,657	$10,569
7/31/2022	$11,178	$11,871	$11,874	$10,828
8/31/2022	$11,315	$12,050	$12,057	$10,522
9/30/2022	$11,074	$11,775	$11,795	$10,067
10/31/2022	$11,209	$11,892	$11,896	$9,937
11/30/2022	$11,331	$12,035	$12,028	$10,302
12/31/2022	$11,346	$12,084	$12,071	$10,256
1/31/2023	$11,622	$12,407	$12,380	$10,571
2/28/2023	$11,672	$12,478	$12,458	$10,298
3/31/2023	$11,691	$12,474	$12,446	$10,559
4/30/2023	$11,801	$12,606	$12,564	$10,623
5/31/2023	$11,799	$12,582	$12,553	$10,508
6/30/2023	$12,077	$12,867	$12,834	$10,470
7/31/2023	$12,225	$13,033	$13,001	$10,463
8/31/2023	$12,364	$13,185	$13,151	$10,396
9/30/2023	$12,453	$13,312	$13,267	$10,132
10/31/2023	$12,423	$13,310	$13,271	$9,972
11/30/2023	$12,608	$13,472	$13,429	$10,424
12/31/2023	$12,813	$13,694	$13,645	$10,823
1/31/2024	$12,908	$13,787	$13,752	$10,793
2/29/2024	$13,031	$13,912	$13,874	$10,640
3/31/2024	$13,162	$14,030	$13,990	$10,739
4/30/2024	$13,252	$14,115	$14,084	$10,467
5/31/2024	$13,361	$14,247	$14,212	$10,645
6/30/2024	$13,411	$14,297	$14,251	$10,746
7/31/2024	$13,508	$14,395	$14,356	$10,997
8/31/2024	$13,591	$14,482	$14,441	$11,155
9/30/2024	$13,686	$14,589	$14,547	$11,304
10/31/2024	$13,811	$14,715	$14,670	$11,024
11/30/2024	$13,919	$14,833	$14,793	$11,140
12/31/2024	$13,994	$14,920	$14,880	$10,958
1/31/2025	$14,081	$15,024	$14,987	$11,016
2/28/2025	$14,093	$15,039	$15,010	$11,258
3/31/2025	$14,043	$14,992	$14,971	$11,263
4/30/2025	$13,994	$14,984	$14,961	$11,307
5/31/2025	$14,241	$15,214	$15,198	$11,226
6/30/2025	$14,345	$15,339	$15,320	$11,399
7/31/2025	$14,463	$15,474	$15,446	$11,368
8/31/2025	$14,533	$15,536	$15,504	$11,504
9/30/2025	$14,622	$15,611	$15,578	$11,630
10/31/2025	$14,674	$15,645	$15,624	$11,703
11/30/2025	$14,760	$15,695	$15,657	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.04%	6.51%	4.60%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.34%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.31%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LFROX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8969-F3

01/26

Class I

LFRIX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,948	$9,895	$9,905	$9,968
1/31/2016	$9,897	$9,830	$9,833	$10,105
2/29/2016	$9,878	$9,779	$9,778	$10,177
3/31/2016	$10,123	$10,048	$10,037	$10,270
4/30/2016	$10,312	$10,248	$10,227	$10,309
5/31/2016	$10,400	$10,339	$10,320	$10,312
6/30/2016	$10,408	$10,341	$10,324	$10,497
7/31/2016	$10,544	$10,489	$10,469	$10,564
8/31/2016	$10,635	$10,568	$10,551	$10,552
9/30/2016	$10,711	$10,659	$10,644	$10,545
10/31/2016	$10,776	$10,747	$10,725	$10,465
11/30/2016	$10,816	$10,775	$10,760	$10,217
12/31/2016	$10,952	$10,900	$10,883	$10,232
1/31/2017	$11,008	$10,961	$10,941	$10,252
2/28/2017	$11,062	$11,016	$11,006	$10,321
3/31/2017	$11,046	$11,025	$11,014	$10,315
4/30/2017	$11,089	$11,073	$11,062	$10,395
5/31/2017	$11,131	$11,114	$11,104	$10,475
6/30/2017	$11,112	$11,109	$11,097	$10,464
7/31/2017	$11,192	$11,185	$11,184	$10,509
8/31/2017	$11,187	$11,180	$11,169	$10,603
9/30/2017	$11,242	$11,224	$11,214	$10,553
10/31/2017	$11,323	$11,291	$11,288	$10,559
11/30/2017	$11,341	$11,304	$11,302	$10,546
12/31/2017	$11,385	$11,349	$11,346	$10,594
1/31/2018	$11,506	$11,458	$11,468	$10,472
2/28/2018	$11,512	$11,481	$11,489	$10,373
3/31/2018	$11,536	$11,513	$11,525	$10,439
4/30/2018	$11,599	$11,561	$11,581	$10,362
5/31/2018	$11,612	$11,580	$11,604	$10,435
6/30/2018	$11,612	$11,594	$11,615	$10,423
7/31/2018	$11,703	$11,679	$11,712	$10,425
8/31/2018	$11,744	$11,726	$11,760	$10,492
9/30/2018	$11,822	$11,807	$11,840	$10,425
10/31/2018	$11,800	$11,803	$11,841	$10,342
11/30/2018	$11,675	$11,697	$11,744	$10,404
12/31/2018	$11,381	$11,399	$11,475	$10,595
1/31/2019	$11,611	$11,689	$11,739	$10,708
2/28/2019	$11,795	$11,875	$11,923	$10,701
3/31/2019	$11,788	$11,855	$11,909	$10,907
4/30/2019	$11,976	$12,050	$12,098	$10,910
5/31/2019	$11,929	$12,024	$12,070	$11,103
6/30/2019	$11,973	$12,053	$12,097	$11,243
7/31/2019	$12,060	$12,150	$12,192	$11,268
8/31/2019	$12,010	$12,117	$12,157	$11,560
9/30/2019	$12,066	$12,173	$12,209	$11,498
10/31/2019	$11,972	$12,118	$12,149	$11,533
11/30/2019	$12,051	$12,190	$12,216	$11,527
12/31/2019	$12,241	$12,384	$12,413	$11,519
1/31/2020	$12,280	$12,453	$12,479	$11,740
2/29/2020	$12,037	$12,289	$12,310	$11,952
3/31/2020	$10,331	$10,769	$10,776	$11,881
4/30/2020	$10,619	$11,253	$11,238	$12,093
5/31/2020	$11,029	$11,681	$11,666	$12,149
6/30/2020	$11,101	$11,814	$11,823	$12,225
7/31/2020	$11,315	$12,045	$12,045	$12,408
8/31/2020	$11,487	$12,225	$12,226	$12,308
9/30/2020	$11,541	$12,302	$12,310	$12,301
10/31/2020	$11,568	$12,327	$12,332	$12,246
11/30/2020	$11,870	$12,602	$12,595	$12,366
12/31/2020	$12,056	$12,771	$12,758	$12,383
1/31/2021	$12,186	$12,923	$12,920	$12,295
2/28/2021	$12,270	$12,999	$13,007	$12,117
3/31/2021	$12,281	$12,999	$13,014	$11,966
4/30/2021	$12,334	$13,065	$13,081	$12,060
5/31/2021	$12,437	$13,141	$13,148	$12,100
6/30/2021	$12,509	$13,190	$13,202	$12,185
7/31/2021	$12,493	$13,188	$13,202	$12,321
8/31/2021	$12,551	$13,251	$13,266	$12,297
9/30/2021	$12,652	$13,336	$13,352	$12,191
10/31/2021	$12,665	$13,372	$13,383	$12,188
11/30/2021	$12,615	$13,350	$13,363	$12,224
12/31/2021	$12,715	$13,436	$13,447	$12,192
1/31/2022	$12,738	$13,484	$13,495	$11,930
2/28/2022	$12,669	$13,415	$13,428	$11,797
3/31/2022	$12,710	$13,422	$13,434	$11,469
4/30/2022	$12,673	$13,451	$13,457	$11,034
5/31/2022	$12,380	$13,107	$13,119	$11,105
6/30/2022	$12,056	$12,823	$12,849	$10,931
7/31/2022	$12,310	$13,096	$13,089	$11,198
8/31/2022	$12,461	$13,294	$13,290	$10,881
9/30/2022	$12,210	$12,991	$13,002	$10,411
10/31/2022	$12,342	$13,120	$13,112	$10,276
11/30/2022	$12,475	$13,277	$13,258	$10,654
12/31/2022	$12,491	$13,332	$13,305	$10,606
1/31/2023	$12,795	$13,688	$13,646	$10,932
2/28/2023	$12,865	$13,766	$13,732	$10,650
3/31/2023	$12,869	$13,762	$13,719	$10,920
4/30/2023	$12,989	$13,907	$13,849	$10,987
5/31/2023	$12,986	$13,881	$13,837	$10,867
6/30/2023	$13,292	$14,196	$14,147	$10,828
7/31/2023	$13,471	$14,378	$14,331	$10,821
8/31/2023	$13,606	$14,547	$14,496	$10,751
9/30/2023	$13,721	$14,687	$14,623	$10,478
10/31/2023	$13,687	$14,684	$14,628	$10,313
11/30/2023	$13,891	$14,863	$14,802	$10,780
12/31/2023	$14,115	$15,108	$15,040	$11,193
1/31/2024	$14,202	$15,210	$15,158	$11,162
2/29/2024	$14,336	$15,348	$15,293	$11,004
3/31/2024	$14,480	$15,479	$15,420	$11,106
4/30/2024	$14,578	$15,572	$15,525	$10,825
5/31/2024	$14,715	$15,718	$15,666	$11,009
6/30/2024	$14,751	$15,773	$15,709	$11,113
7/31/2024	$14,857	$15,881	$15,824	$11,373
8/31/2024	$14,947	$15,978	$15,918	$11,536
9/30/2024	$15,052	$16,096	$16,035	$11,690
10/31/2024	$15,188	$16,234	$16,171	$11,401
11/30/2024	$15,306	$16,365	$16,306	$11,521
12/31/2024	$15,387	$16,461	$16,401	$11,332
1/31/2025	$15,483	$16,575	$16,520	$11,393
2/28/2025	$15,514	$16,592	$16,545	$11,643
3/31/2025	$15,438	$16,540	$16,502	$11,648
4/30/2025	$15,383	$16,531	$16,491	$11,693
5/31/2025	$15,654	$16,784	$16,753	$11,610
6/30/2025	$15,787	$16,923	$16,887	$11,788
7/31/2025	$15,896	$17,071	$17,026	$11,757
8/31/2025	$15,972	$17,140	$17,089	$11,898
9/30/2025	$16,068	$17,222	$17,171	$12,028
10/31/2025	$16,124	$17,260	$17,222	$12,103
11/30/2025	$16,238	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.09%	6.47%	4.97%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LFRIX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2084-I

01/26

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$124	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.33%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,932	$9,895	$9,905	$9,968
1/31/2016	$9,876	$9,830	$9,833	$10,105
2/29/2016	$9,853	$9,779	$9,778	$10,177
3/31/2016	$10,092	$10,048	$10,037	$10,270
4/30/2016	$10,276	$10,248	$10,227	$10,309
5/31/2016	$10,358	$10,339	$10,320	$10,312
6/30/2016	$10,361	$10,341	$10,324	$10,497
7/31/2016	$10,503	$10,489	$10,469	$10,564
8/31/2016	$10,589	$10,568	$10,551	$10,552
9/30/2016	$10,659	$10,659	$10,644	$10,545
10/31/2016	$10,718	$10,747	$10,725	$10,465
11/30/2016	$10,753	$10,775	$10,760	$10,217
12/31/2016	$10,871	$10,900	$10,883	$10,232
1/31/2017	$10,932	$10,961	$10,941	$10,252
2/28/2017	$10,970	$11,016	$11,006	$10,321
3/31/2017	$10,960	$11,025	$11,014	$10,315
4/30/2017	$10,997	$11,073	$11,062	$10,395
5/31/2017	$11,021	$11,114	$11,104	$10,475
6/30/2017	$10,998	$11,109	$11,097	$10,464
7/31/2017	$11,084	$11,185	$11,184	$10,509
8/31/2017	$11,061	$11,180	$11,169	$10,603
9/30/2017	$11,110	$11,224	$11,214	$10,553
10/31/2017	$11,184	$11,291	$11,288	$10,559
11/30/2017	$11,209	$11,304	$11,302	$10,546
12/31/2017	$11,246	$11,349	$11,346	$10,594
1/31/2018	$11,361	$11,458	$11,468	$10,472
2/28/2018	$11,362	$11,481	$11,489	$10,373
3/31/2018	$11,367	$11,513	$11,525	$10,439
4/30/2018	$11,423	$11,561	$11,581	$10,362
5/31/2018	$11,431	$11,580	$11,604	$10,435
6/30/2018	$11,438	$11,594	$11,615	$10,423
7/31/2018	$11,510	$11,679	$11,712	$10,425
8/31/2018	$11,556	$11,726	$11,760	$10,492
9/30/2018	$11,628	$11,807	$11,840	$10,425
10/31/2018	$11,588	$11,803	$11,841	$10,342
11/30/2018	$11,472	$11,697	$11,744	$10,404
12/31/2018	$11,165	$11,399	$11,475	$10,595
1/31/2019	$11,385	$11,689	$11,739	$10,708
2/28/2019	$11,573	$11,875	$11,923	$10,701
3/31/2019	$11,547	$11,855	$11,909	$10,907
4/30/2019	$11,727	$12,050	$12,098	$10,910
5/31/2019	$11,687	$12,024	$12,070	$11,103
6/30/2019	$11,725	$12,053	$12,097	$11,243
7/31/2019	$11,804	$12,150	$12,192	$11,268
8/31/2019	$11,736	$12,117	$12,157	$11,560
9/30/2019	$11,785	$12,173	$12,209	$11,498
10/31/2019	$11,687	$12,118	$12,149	$11,533
11/30/2019	$11,758	$12,190	$12,216	$11,527
12/31/2019	$11,951	$12,384	$12,413	$11,519
1/31/2020	$11,970	$12,453	$12,479	$11,740
2/29/2020	$11,741	$12,289	$12,310	$11,952
3/31/2020	$10,060	$10,769	$10,776	$11,881
4/30/2020	$10,336	$11,253	$11,238	$12,093
5/31/2020	$10,730	$11,681	$11,666	$12,149
6/30/2020	$10,808	$11,814	$11,823	$12,225
7/31/2020	$11,010	$12,045	$12,045	$12,408
8/31/2020	$11,159	$12,225	$12,226	$12,308
9/30/2020	$11,206	$12,302	$12,310	$12,301
10/31/2020	$11,226	$12,327	$12,332	$12,246
11/30/2020	$11,513	$12,602	$12,595	$12,366
12/31/2020	$11,702	$12,771	$12,758	$12,383
1/31/2021	$11,822	$12,923	$12,920	$12,295
2/28/2021	$11,884	$12,999	$13,007	$12,117
3/31/2021	$11,889	$12,999	$13,014	$11,966
4/30/2021	$11,949	$13,065	$13,081	$12,060
5/31/2021	$12,028	$13,141	$13,148	$12,100
6/30/2021	$12,106	$13,190	$13,202	$12,185
7/31/2021	$12,070	$13,188	$13,202	$12,321
8/31/2021	$12,134	$13,251	$13,266	$12,297
9/30/2021	$12,212	$13,336	$13,352	$12,191
10/31/2021	$12,218	$13,372	$13,383	$12,188
11/30/2021	$12,178	$13,350	$13,363	$12,224
12/31/2021	$12,254	$13,436	$13,447	$12,192
1/31/2022	$12,270	$13,484	$13,495	$11,930
2/28/2022	$12,198	$13,415	$13,428	$11,797
3/31/2022	$12,231	$13,422	$13,434	$11,469
4/30/2022	$12,205	$13,451	$13,457	$11,034
5/31/2022	$11,901	$13,107	$13,119	$11,105
6/30/2022	$11,584	$12,823	$12,849	$10,931
7/31/2022	$11,823	$13,096	$13,089	$11,198
8/31/2022	$11,976	$13,294	$13,290	$10,881
9/30/2022	$11,714	$12,991	$13,002	$10,411
10/31/2022	$11,835	$13,120	$13,112	$10,276
11/30/2022	$11,972	$13,277	$13,258	$10,654
12/31/2022	$11,981	$13,332	$13,305	$10,606
1/31/2023	$12,251	$13,688	$13,646	$10,932
2/28/2023	$12,312	$13,766	$13,732	$10,650
3/31/2023	$12,325	$13,762	$13,719	$10,920
4/30/2023	$12,434	$13,907	$13,849	$10,987
5/31/2023	$12,410	$13,881	$13,837	$10,867
6/30/2023	$12,695	$14,196	$14,147	$10,828
7/31/2023	$12,860	$14,378	$14,331	$10,821
8/31/2023	$12,998	$14,547	$14,496	$10,751
9/30/2023	$13,085	$14,687	$14,623	$10,478
10/31/2023	$13,047	$14,684	$14,628	$10,313
11/30/2023	$13,234	$14,863	$14,802	$10,780
12/31/2023	$13,441	$15,108	$15,040	$11,193
1/31/2024	$13,517	$15,210	$15,158	$11,162
2/29/2024	$13,639	$15,348	$15,293	$11,004
3/31/2024	$13,785	$15,479	$15,420	$11,106
4/30/2024	$13,854	$15,572	$15,525	$10,825
5/31/2024	$13,978	$15,718	$15,666	$11,009
6/30/2024	$14,005	$15,773	$15,709	$11,113
7/31/2024	$14,116	$15,881	$15,824	$11,373
8/31/2024	$14,194	$15,978	$15,918	$11,536
9/30/2024	$14,269	$16,096	$16,035	$11,690
10/31/2024	$14,391	$16,234	$16,171	$11,401
11/30/2024	$14,513	$16,365	$16,306	$11,521
12/31/2024	$14,565	$16,461	$16,401	$11,332
1/31/2025	$14,648	$16,575	$16,520	$11,393
2/28/2025	$14,671	$16,592	$16,545	$11,643
3/31/2025	$14,610	$16,540	$16,502	$11,648
4/30/2025	$14,551	$16,531	$16,491	$11,693
5/31/2025	$14,781	$16,784	$16,753	$11,610
6/30/2025	$14,899	$16,923	$16,887	$11,788
7/31/2025	$14,995	$17,071	$17,026	$11,757
8/31/2025	$15,059	$17,140	$17,089	$11,898
9/30/2025	$15,142	$17,222	$17,171	$12,028
10/31/2025	$15,187	$17,260	$17,222	$12,103
11/30/2025	$15,287	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.33%	5.83%	4.34%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2086-R2

01/26

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$114	1.11%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.56%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,895	$9,905	$9,968
1/31/2016	$9,877	$9,830	$9,833	$10,105
2/29/2016	$9,866	$9,779	$9,778	$10,177
3/31/2016	$10,107	$10,048	$10,037	$10,270
4/30/2016	$10,291	$10,248	$10,227	$10,309
5/31/2016	$10,375	$10,339	$10,320	$10,312
6/30/2016	$10,379	$10,341	$10,324	$10,497
7/31/2016	$10,510	$10,489	$10,469	$10,564
8/31/2016	$10,597	$10,568	$10,551	$10,552
9/30/2016	$10,668	$10,659	$10,644	$10,545
10/31/2016	$10,728	$10,747	$10,725	$10,465
11/30/2016	$10,764	$10,775	$10,760	$10,217
12/31/2016	$10,895	$10,900	$10,883	$10,232
1/31/2017	$10,946	$10,961	$10,941	$10,252
2/28/2017	$10,996	$11,016	$11,006	$10,321
3/31/2017	$10,976	$11,025	$11,014	$10,315
4/30/2017	$11,014	$11,073	$11,062	$10,395
5/31/2017	$11,051	$11,114	$11,104	$10,475
6/30/2017	$11,028	$11,109	$11,097	$10,464
7/31/2017	$11,103	$11,185	$11,184	$10,509
8/31/2017	$11,093	$11,180	$11,169	$10,603
9/30/2017	$11,143	$11,224	$11,214	$10,553
10/31/2017	$11,219	$11,291	$11,288	$10,559
11/30/2017	$11,232	$11,304	$11,302	$10,546
12/31/2017	$11,271	$11,349	$11,346	$10,594
1/31/2018	$11,386	$11,458	$11,468	$10,472
2/28/2018	$11,388	$11,481	$11,489	$10,373
3/31/2018	$11,407	$11,513	$11,525	$10,439
4/30/2018	$11,452	$11,561	$11,581	$10,362
5/31/2018	$11,473	$11,580	$11,604	$10,435
6/30/2018	$11,468	$11,594	$11,615	$10,423
7/31/2018	$11,541	$11,679	$11,712	$10,425
8/31/2018	$11,589	$11,726	$11,760	$10,492
9/30/2018	$11,661	$11,807	$11,840	$10,425
10/31/2018	$11,635	$11,803	$11,841	$10,342
11/30/2018	$11,507	$11,697	$11,744	$10,404
12/31/2018	$11,213	$11,399	$11,475	$10,595
1/31/2019	$11,434	$11,689	$11,739	$10,708
2/28/2019	$11,611	$11,875	$11,923	$10,701
3/31/2019	$11,586	$11,855	$11,909	$10,907
4/30/2019	$11,780	$12,050	$12,098	$10,910
5/31/2019	$11,728	$12,024	$12,070	$11,103
6/30/2019	$11,767	$12,053	$12,097	$11,243
7/31/2019	$11,848	$12,150	$12,192	$11,268
8/31/2019	$11,794	$12,117	$12,157	$11,560
9/30/2019	$11,844	$12,173	$12,209	$11,498
10/31/2019	$11,734	$12,118	$12,149	$11,533
11/30/2019	$11,819	$12,190	$12,216	$11,527
12/31/2019	$12,001	$12,384	$12,413	$11,519
1/31/2020	$12,034	$12,453	$12,479	$11,740
2/29/2020	$11,791	$12,289	$12,310	$11,952
3/31/2020	$10,102	$10,769	$10,776	$11,881
4/30/2020	$10,380	$11,253	$11,238	$12,093
5/31/2020	$10,791	$11,681	$11,666	$12,149
6/30/2020	$10,856	$11,814	$11,823	$12,225
7/31/2020	$11,061	$12,045	$12,045	$12,408
8/31/2020	$11,225	$12,225	$12,226	$12,308
9/30/2020	$11,259	$12,302	$12,310	$12,301
10/31/2020	$11,295	$12,327	$12,332	$12,246
11/30/2020	$11,584	$12,602	$12,595	$12,366
12/31/2020	$11,762	$12,771	$12,758	$12,383
1/31/2021	$11,883	$12,923	$12,920	$12,295
2/28/2021	$11,961	$12,999	$13,007	$12,117
3/31/2021	$11,967	$12,999	$13,014	$11,966
4/30/2021	$12,014	$13,065	$13,081	$12,060
5/31/2021	$12,109	$13,141	$13,148	$12,100
6/30/2021	$12,174	$13,190	$13,202	$12,185
7/31/2021	$12,153	$13,188	$13,202	$12,321
8/31/2021	$12,204	$13,251	$13,266	$12,297
9/30/2021	$12,298	$13,336	$13,352	$12,191
10/31/2021	$12,305	$13,372	$13,383	$12,188
11/30/2021	$12,252	$13,350	$13,363	$12,224
12/31/2021	$12,344	$13,436	$13,447	$12,192
1/31/2022	$12,361	$13,484	$13,495	$11,930
2/28/2022	$12,274	$13,415	$13,428	$11,797
3/31/2022	$12,309	$13,422	$13,434	$11,469
4/30/2022	$12,283	$13,451	$13,457	$11,034
5/31/2022	$11,979	$13,107	$13,119	$11,105
6/30/2022	$11,675	$12,823	$12,849	$10,931
7/31/2022	$11,916	$13,096	$13,089	$11,198
8/31/2022	$12,057	$13,294	$13,290	$10,881
9/30/2022	$11,809	$12,991	$13,002	$10,411
10/31/2022	$11,932	$13,120	$13,112	$10,276
11/30/2022	$12,055	$13,277	$13,258	$10,654
12/31/2022	$12,066	$13,332	$13,305	$10,606
1/31/2023	$12,354	$13,688	$13,646	$10,932
2/28/2023	$12,417	$13,766	$13,732	$10,650
3/31/2023	$12,416	$13,762	$13,719	$10,920
4/30/2023	$12,526	$13,907	$13,849	$10,987
5/31/2023	$12,518	$13,881	$13,837	$10,867
6/30/2023	$12,807	$14,196	$14,147	$10,828
7/31/2023	$12,959	$14,378	$14,331	$10,821
8/31/2023	$13,100	$14,547	$14,496	$10,751
9/30/2023	$13,188	$14,687	$14,623	$10,478
10/31/2023	$13,167	$14,684	$14,628	$10,313
11/30/2023	$13,357	$14,863	$14,802	$10,780
12/31/2023	$13,551	$15,108	$15,040	$11,193
1/31/2024	$13,645	$15,210	$15,158	$11,162
2/29/2024	$13,769	$15,348	$15,293	$11,004
3/31/2024	$13,901	$15,479	$15,420	$11,106
4/30/2024	$13,989	$15,572	$15,525	$10,825
5/31/2024	$14,098	$15,718	$15,666	$11,009
6/30/2024	$14,144	$15,773	$15,709	$11,113
7/31/2024	$14,239	$15,881	$15,824	$11,373
8/31/2024	$14,319	$15,978	$15,918	$11,536
9/30/2024	$14,414	$16,096	$16,035	$11,690
10/31/2024	$14,538	$16,234	$16,171	$11,401
11/30/2024	$14,645	$16,365	$16,306	$11,521
12/31/2024	$14,716	$16,461	$16,401	$11,332
1/31/2025	$14,801	$16,575	$16,520	$11,393
2/28/2025	$14,826	$16,592	$16,545	$11,643
3/31/2025	$14,747	$16,540	$16,502	$11,648
4/30/2025	$14,688	$16,531	$16,491	$11,693
5/31/2025	$14,941	$16,784	$16,753	$11,610
6/30/2025	$15,061	$16,923	$16,887	$11,788
7/31/2025	$15,159	$17,071	$17,026	$11,757
8/31/2025	$15,225	$17,140	$17,089	$11,898
9/30/2025	$15,310	$17,222	$17,171	$12,028
10/31/2025	$15,358	$17,260	$17,222	$12,103
11/30/2025	$15,459	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.56%	5.94%	4.45%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2087-R3

01/26

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$88	0.86%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.69%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,935	$9,895	$9,905	$9,968
1/31/2016	$9,881	$9,830	$9,833	$10,105
2/29/2016	$9,861	$9,779	$9,778	$10,177
3/31/2016	$10,104	$10,048	$10,037	$10,270
4/30/2016	$10,291	$10,248	$10,227	$10,309
5/31/2016	$10,376	$10,339	$10,320	$10,312
6/30/2016	$10,382	$10,341	$10,324	$10,497
7/31/2016	$10,527	$10,489	$10,469	$10,564
8/31/2016	$10,617	$10,568	$10,551	$10,552
9/30/2016	$10,690	$10,659	$10,644	$10,545
10/31/2016	$10,752	$10,747	$10,725	$10,465
11/30/2016	$10,790	$10,775	$10,760	$10,217
12/31/2016	$10,924	$10,900	$10,883	$10,232
1/31/2017	$10,976	$10,961	$10,941	$10,252
2/28/2017	$11,029	$11,016	$11,006	$10,321
3/31/2017	$11,011	$11,025	$11,014	$10,315
4/30/2017	$11,051	$11,073	$11,062	$10,395
5/31/2017	$11,078	$11,114	$11,104	$10,475
6/30/2017	$11,070	$11,109	$11,097	$10,464
7/31/2017	$11,148	$11,185	$11,184	$10,509
8/31/2017	$11,128	$11,180	$11,169	$10,603
9/30/2017	$11,180	$11,224	$11,214	$10,553
10/31/2017	$11,259	$11,291	$11,288	$10,559
11/30/2017	$11,286	$11,304	$11,302	$10,546
12/31/2017	$11,327	$11,349	$11,346	$10,594
1/31/2018	$11,446	$11,458	$11,468	$10,472
2/28/2018	$11,450	$11,481	$11,489	$10,373
3/31/2018	$11,459	$11,513	$11,525	$10,439
4/30/2018	$11,519	$11,561	$11,581	$10,362
5/31/2018	$11,530	$11,580	$11,604	$10,435
6/30/2018	$11,540	$11,594	$11,615	$10,423
7/31/2018	$11,616	$11,679	$11,712	$10,425
8/31/2018	$11,667	$11,726	$11,760	$10,492
9/30/2018	$11,742	$11,807	$11,840	$10,425
10/31/2018	$11,705	$11,803	$11,841	$10,342
11/30/2018	$11,591	$11,697	$11,744	$10,404
12/31/2018	$11,297	$11,399	$11,475	$10,595
1/31/2019	$11,510	$11,689	$11,739	$10,708
2/28/2019	$11,703	$11,875	$11,923	$10,701
3/31/2019	$11,681	$11,855	$11,909	$10,907
4/30/2019	$11,879	$12,050	$12,098	$10,910
5/31/2019	$11,829	$12,024	$12,070	$11,103
6/30/2019	$11,870	$12,053	$12,097	$11,243
7/31/2019	$11,954	$12,150	$12,192	$11,268
8/31/2019	$11,902	$12,117	$12,157	$11,560
9/30/2019	$11,942	$12,173	$12,209	$11,498
10/31/2019	$11,846	$12,118	$12,149	$11,533
11/30/2019	$11,921	$12,190	$12,216	$11,527
12/31/2019	$12,121	$12,384	$12,413	$11,519
1/31/2020	$12,143	$12,453	$12,479	$11,740
2/29/2020	$11,914	$12,289	$12,310	$11,952
3/31/2020	$10,209	$10,769	$10,776	$11,881
4/30/2020	$10,492	$11,253	$11,238	$12,093
5/31/2020	$10,896	$11,681	$11,666	$12,149
6/30/2020	$10,978	$11,814	$11,823	$12,225
7/31/2020	$11,188	$12,045	$12,045	$12,408
8/31/2020	$11,356	$12,225	$12,226	$12,308
9/30/2020	$11,393	$12,302	$12,310	$12,301
10/31/2020	$11,417	$12,327	$12,332	$12,246
11/30/2020	$11,727	$12,602	$12,595	$12,366
12/31/2020	$11,909	$12,771	$12,758	$12,383
1/31/2021	$12,034	$12,923	$12,920	$12,295
2/28/2021	$12,115	$12,999	$13,007	$12,117
3/31/2021	$12,124	$12,999	$13,014	$11,966
4/30/2021	$12,174	$13,065	$13,081	$12,060
5/31/2021	$12,258	$13,141	$13,148	$12,100
6/30/2021	$12,341	$13,190	$13,202	$12,185
7/31/2021	$12,308	$13,188	$13,202	$12,321
8/31/2021	$12,377	$13,251	$13,266	$12,297
9/30/2021	$12,460	$13,336	$13,352	$12,191
10/31/2021	$12,470	$13,372	$13,383	$12,188
11/30/2021	$12,433	$13,350	$13,363	$12,224
12/31/2021	$12,514	$13,436	$13,447	$12,192
1/31/2022	$12,534	$13,484	$13,495	$11,930
2/28/2022	$12,464	$13,415	$13,428	$11,797
3/31/2022	$12,501	$13,422	$13,434	$11,469
4/30/2022	$12,478	$13,451	$13,457	$11,034
5/31/2022	$12,171	$13,107	$13,119	$11,105
6/30/2022	$11,850	$12,823	$12,849	$10,931
7/31/2022	$12,097	$13,096	$13,089	$11,198
8/31/2022	$12,258	$13,294	$13,290	$10,881
9/30/2022	$11,993	$12,991	$13,002	$10,411
10/31/2022	$12,136	$13,120	$13,112	$10,276
11/30/2022	$12,264	$13,277	$13,258	$10,654
12/31/2022	$12,277	$13,332	$13,305	$10,606
1/31/2023	$12,557	$13,688	$13,646	$10,932
2/28/2023	$12,624	$13,766	$13,732	$10,650
3/31/2023	$12,641	$13,762	$13,719	$10,920
4/30/2023	$12,756	$13,907	$13,849	$10,987
5/31/2023	$12,735	$13,881	$13,837	$10,867
6/30/2023	$13,048	$14,196	$14,147	$10,828
7/31/2023	$13,205	$14,378	$14,331	$10,821
8/31/2023	$13,351	$14,547	$14,496	$10,751
9/30/2023	$13,444	$14,687	$14,623	$10,478
10/31/2023	$13,408	$14,684	$14,628	$10,313
11/30/2023	$13,605	$14,863	$14,802	$10,780
12/31/2023	$13,822	$15,108	$15,040	$11,193
1/31/2024	$13,921	$15,210	$15,158	$11,162
2/29/2024	$14,050	$15,348	$15,293	$11,004
3/31/2024	$14,188	$15,479	$15,420	$11,106
4/30/2024	$14,281	$15,572	$15,525	$10,825
5/31/2024	$14,395	$15,718	$15,666	$11,009
6/30/2024	$14,445	$15,773	$15,709	$11,113
7/31/2024	$14,545	$15,881	$15,824	$11,373
8/31/2024	$14,630	$15,978	$15,918	$11,536
9/30/2024	$14,730	$16,096	$16,035	$11,690
10/31/2024	$14,859	$16,234	$16,171	$11,401
11/30/2024	$14,972	$16,365	$16,306	$11,521
12/31/2024	$15,048	$16,461	$16,401	$11,332
1/31/2025	$15,138	$16,575	$16,520	$11,393
2/28/2025	$15,147	$16,592	$16,545	$11,643
3/31/2025	$15,089	$16,540	$16,502	$11,648
4/30/2025	$15,032	$16,531	$16,491	$11,693
5/31/2025	$15,293	$16,784	$16,753	$11,610
6/30/2025	$15,400	$16,923	$16,887	$11,788
7/31/2025	$15,523	$17,071	$17,026	$11,757
8/31/2025	$15,594	$17,140	$17,089	$11,898
9/30/2025	$15,665	$17,222	$17,171	$12,028
10/31/2025	$15,736	$17,260	$17,222	$12,103
11/30/2025	$15,824	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.69%	6.18%	4.70%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8724-R4

01/26

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,937	$9,895	$9,905	$9,968
1/31/2016	$9,886	$9,830	$9,833	$10,105
2/29/2016	$9,879	$9,779	$9,778	$10,177
3/31/2016	$10,113	$10,048	$10,037	$10,270
4/30/2016	$10,302	$10,248	$10,227	$10,309
5/31/2016	$10,390	$10,339	$10,320	$10,312
6/30/2016	$10,398	$10,341	$10,324	$10,497
7/31/2016	$10,545	$10,489	$10,469	$10,564
8/31/2016	$10,637	$10,568	$10,551	$10,552
9/30/2016	$10,713	$10,659	$10,644	$10,545
10/31/2016	$10,777	$10,747	$10,725	$10,465
11/30/2016	$10,818	$10,775	$10,760	$10,217
12/31/2016	$10,955	$10,900	$10,883	$10,232
1/31/2017	$11,010	$10,961	$10,941	$10,252
2/28/2017	$11,065	$11,016	$11,006	$10,321
3/31/2017	$11,049	$11,025	$11,014	$10,315
4/30/2017	$11,092	$11,073	$11,062	$10,395
5/31/2017	$11,134	$11,114	$11,104	$10,475
6/30/2017	$11,116	$11,109	$11,097	$10,464
7/31/2017	$11,196	$11,185	$11,184	$10,509
8/31/2017	$11,191	$11,180	$11,169	$10,603
9/30/2017	$11,246	$11,224	$11,214	$10,553
10/31/2017	$11,327	$11,291	$11,288	$10,559
11/30/2017	$11,345	$11,304	$11,302	$10,546
12/31/2017	$11,389	$11,349	$11,346	$10,594
1/31/2018	$11,510	$11,458	$11,468	$10,472
2/28/2018	$11,517	$11,481	$11,489	$10,373
3/31/2018	$11,541	$11,513	$11,525	$10,439
4/30/2018	$11,603	$11,561	$11,581	$10,362
5/31/2018	$11,617	$11,580	$11,604	$10,435
6/30/2018	$11,617	$11,594	$11,615	$10,423
7/31/2018	$11,709	$11,679	$11,712	$10,425
8/31/2018	$11,749	$11,726	$11,760	$10,492
9/30/2018	$11,828	$11,807	$11,840	$10,425
10/31/2018	$11,806	$11,803	$11,841	$10,342
11/30/2018	$11,681	$11,697	$11,744	$10,404
12/31/2018	$11,388	$11,399	$11,475	$10,595
1/31/2019	$11,617	$11,689	$11,739	$10,708
2/28/2019	$11,801	$11,875	$11,923	$10,701
3/31/2019	$11,781	$11,855	$11,909	$10,907
4/30/2019	$11,983	$12,050	$12,098	$10,910
5/31/2019	$11,935	$12,024	$12,070	$11,103
6/30/2019	$11,980	$12,053	$12,097	$11,243
7/31/2019	$12,067	$12,150	$12,192	$11,268
8/31/2019	$12,017	$12,117	$12,157	$11,560
9/30/2019	$12,073	$12,173	$12,209	$11,498
10/31/2019	$11,966	$12,118	$12,149	$11,533
11/30/2019	$12,058	$12,190	$12,216	$11,527
12/31/2019	$12,248	$12,384	$12,413	$11,519
1/31/2020	$12,274	$12,453	$12,479	$11,740
2/29/2020	$12,045	$12,289	$12,310	$11,952
3/31/2020	$10,326	$10,769	$10,776	$11,881
4/30/2020	$10,614	$11,253	$11,238	$12,093
5/31/2020	$11,024	$11,681	$11,666	$12,149
6/30/2020	$11,110	$11,814	$11,823	$12,225
7/31/2020	$11,324	$12,045	$12,045	$12,408
8/31/2020	$11,496	$12,225	$12,226	$12,308
9/30/2020	$11,536	$12,302	$12,310	$12,301
10/31/2020	$11,563	$12,327	$12,332	$12,246
11/30/2020	$11,879	$12,602	$12,595	$12,366
12/31/2020	$12,065	$12,771	$12,758	$12,383
1/31/2021	$12,195	$12,923	$12,920	$12,295
2/28/2021	$12,279	$12,999	$13,007	$12,117
3/31/2021	$12,291	$12,999	$13,014	$11,966
4/30/2021	$12,344	$13,065	$13,081	$12,060
5/31/2021	$12,446	$13,141	$13,148	$12,100
6/30/2021	$12,518	$13,190	$13,202	$12,185
7/31/2021	$12,502	$13,188	$13,202	$12,321
8/31/2021	$12,560	$13,251	$13,266	$12,297
9/30/2021	$12,647	$13,336	$13,352	$12,191
10/31/2021	$12,675	$13,372	$13,383	$12,188
11/30/2021	$12,625	$13,350	$13,363	$12,224
12/31/2021	$12,725	$13,436	$13,447	$12,192
1/31/2022	$12,733	$13,484	$13,495	$11,930
2/28/2022	$12,664	$13,415	$13,428	$11,797
3/31/2022	$12,705	$13,422	$13,434	$11,469
4/30/2022	$12,684	$13,451	$13,457	$11,034
5/31/2022	$12,375	$13,107	$13,119	$11,105
6/30/2022	$12,051	$12,823	$12,849	$10,931
7/31/2022	$12,321	$13,096	$13,089	$11,198
8/31/2022	$12,471	$13,294	$13,290	$10,881
9/30/2022	$12,205	$12,991	$13,002	$10,411
10/31/2022	$12,352	$13,120	$13,112	$10,276
11/30/2022	$12,485	$13,277	$13,258	$10,654
12/31/2022	$12,502	$13,332	$13,305	$10,606
1/31/2023	$12,805	$13,688	$13,646	$10,932
2/28/2023	$12,860	$13,766	$13,732	$10,650
3/31/2023	$12,880	$13,762	$13,719	$10,920
4/30/2023	$12,999	$13,907	$13,849	$10,987
5/31/2023	$12,997	$13,881	$13,837	$10,867
6/30/2023	$13,302	$14,196	$14,147	$10,828
7/31/2023	$13,465	$14,378	$14,331	$10,821
8/31/2023	$13,617	$14,547	$14,496	$10,751
9/30/2023	$13,715	$14,687	$14,623	$10,478
10/31/2023	$13,681	$14,684	$14,628	$10,313
11/30/2023	$13,885	$14,863	$14,802	$10,780
12/31/2023	$14,109	$15,108	$15,040	$11,193
1/31/2024	$14,213	$15,210	$15,158	$11,162
2/29/2024	$14,348	$15,348	$15,293	$11,004
3/31/2024	$14,492	$15,479	$15,420	$11,106
4/30/2024	$14,589	$15,572	$15,525	$10,825
5/31/2024	$14,709	$15,718	$15,666	$11,009
6/30/2024	$14,763	$15,773	$15,709	$11,113
7/31/2024	$14,869	$15,881	$15,824	$11,373
8/31/2024	$14,959	$15,978	$15,918	$11,536
9/30/2024	$15,064	$16,096	$16,035	$11,690
10/31/2024	$15,200	$16,234	$16,171	$11,401
11/30/2024	$15,318	$16,365	$16,306	$11,521
12/31/2024	$15,399	$16,461	$16,401	$11,332
1/31/2025	$15,495	$16,575	$16,520	$11,393
2/28/2025	$15,526	$16,592	$16,545	$11,643
3/31/2025	$15,450	$16,540	$16,502	$11,648
4/30/2025	$15,395	$16,531	$16,491	$11,693
5/31/2025	$15,667	$16,784	$16,753	$11,610
6/30/2025	$15,799	$16,923	$16,887	$11,788
7/31/2025	$15,909	$17,071	$17,026	$11,757
8/31/2025	$15,984	$17,140	$17,089	$11,898
9/30/2025	$16,081	$17,222	$17,171	$12,028
10/31/2025	$16,137	$17,260	$17,222	$12,103
11/30/2025	$16,250	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.09%	6.47%	4.98%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8756-R5

01/26

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.04%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.81% return of a securities market index with investment characteristics similar to those of the Fund, the Morningstar LSTA US Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within CCC-rated loans was a contributor to relative performance. Security selection within Automobiles and Components and Capital Goods sectors were contributors to relative performance.

Top detractors from performance: Security selection within the Consumer Discretionary Distribution and Retail and Transportation sectors were detractors from relative performance. An allocation to Cash and Cash Equivalents detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,938	$9,895	$9,905	$9,968
1/31/2016	$9,887	$9,830	$9,833	$10,105
2/29/2016	$9,869	$9,779	$9,778	$10,177
3/31/2016	$10,115	$10,048	$10,037	$10,270
4/30/2016	$10,304	$10,248	$10,227	$10,309
5/31/2016	$10,393	$10,339	$10,320	$10,312
6/30/2016	$10,401	$10,341	$10,324	$10,497
7/31/2016	$10,549	$10,489	$10,469	$10,564
8/31/2016	$10,641	$10,568	$10,551	$10,552
9/30/2016	$10,718	$10,659	$10,644	$10,545
10/31/2016	$10,783	$10,747	$10,725	$10,465
11/30/2016	$10,824	$10,775	$10,760	$10,217
12/31/2016	$10,949	$10,900	$10,883	$10,232
1/31/2017	$11,017	$10,961	$10,941	$10,252
2/28/2017	$11,060	$11,016	$11,006	$10,321
3/31/2017	$11,056	$11,025	$11,014	$10,315
4/30/2017	$11,099	$11,073	$11,062	$10,395
5/31/2017	$11,130	$11,114	$11,104	$10,475
6/30/2017	$11,112	$11,109	$11,097	$10,464
7/31/2017	$11,206	$11,185	$11,184	$10,509
8/31/2017	$11,189	$11,180	$11,169	$10,603
9/30/2017	$11,245	$11,224	$11,214	$10,553
10/31/2017	$11,326	$11,291	$11,288	$10,559
11/30/2017	$11,357	$11,304	$11,302	$10,546
12/31/2017	$11,402	$11,349	$11,346	$10,594
1/31/2018	$11,524	$11,458	$11,468	$10,472
2/28/2018	$11,531	$11,481	$11,489	$10,373
3/31/2018	$11,543	$11,513	$11,525	$10,439
4/30/2018	$11,606	$11,561	$11,581	$10,362
5/31/2018	$11,620	$11,580	$11,604	$10,435
6/30/2018	$11,633	$11,594	$11,615	$10,423
7/31/2018	$11,712	$11,679	$11,712	$10,425
8/31/2018	$11,766	$11,726	$11,760	$10,492
9/30/2018	$11,845	$11,807	$11,840	$10,425
10/31/2018	$11,811	$11,803	$11,841	$10,342
11/30/2018	$11,699	$11,697	$11,744	$10,404
12/31/2018	$11,406	$11,399	$11,475	$10,595
1/31/2019	$11,623	$11,689	$11,739	$10,708
2/28/2019	$11,821	$11,875	$11,923	$10,701
3/31/2019	$11,802	$11,855	$11,909	$10,907
4/30/2019	$11,991	$12,050	$12,098	$10,910
5/31/2019	$11,957	$12,024	$12,070	$11,103
6/30/2019	$12,002	$12,053	$12,097	$11,243
7/31/2019	$12,090	$12,150	$12,192	$11,268
8/31/2019	$12,040	$12,117	$12,157	$11,560
9/30/2019	$12,083	$12,173	$12,209	$11,498
10/31/2019	$11,990	$12,118	$12,149	$11,533
11/30/2019	$12,069	$12,190	$12,216	$11,527
12/31/2019	$12,273	$12,384	$12,413	$11,519
1/31/2020	$12,299	$12,453	$12,479	$11,740
2/29/2020	$12,070	$12,289	$12,310	$11,952
3/31/2020	$10,348	$10,769	$10,776	$11,881
4/30/2020	$10,638	$11,253	$11,238	$12,093
5/31/2020	$11,049	$11,681	$11,666	$12,149
6/30/2020	$11,136	$11,814	$11,823	$12,225
7/31/2020	$11,351	$12,045	$12,045	$12,408
8/31/2020	$11,524	$12,225	$12,226	$12,308
9/30/2020	$11,564	$12,302	$12,310	$12,301
10/31/2020	$11,592	$12,327	$12,332	$12,246
11/30/2020	$11,894	$12,602	$12,595	$12,366
12/31/2020	$12,097	$12,771	$12,758	$12,383
1/31/2021	$12,227	$12,923	$12,920	$12,295
2/28/2021	$12,313	$12,999	$13,007	$12,117
3/31/2021	$12,325	$12,999	$13,014	$11,966
4/30/2021	$12,378	$13,065	$13,081	$12,060
5/31/2021	$12,467	$13,141	$13,148	$12,100
6/30/2021	$12,555	$13,190	$13,202	$12,185
7/31/2021	$12,524	$13,188	$13,202	$12,321
8/31/2021	$12,598	$13,251	$13,266	$12,297
9/30/2021	$12,686	$13,336	$13,352	$12,191
10/31/2021	$12,699	$13,372	$13,383	$12,188
11/30/2021	$12,665	$13,350	$13,363	$12,224
12/31/2021	$12,751	$13,436	$13,447	$12,192
1/31/2022	$12,775	$13,484	$13,495	$11,930
2/28/2022	$12,706	$13,415	$13,428	$11,797
3/31/2022	$12,747	$13,422	$13,434	$11,469
4/30/2022	$12,727	$13,451	$13,457	$11,034
5/31/2022	$12,417	$13,107	$13,119	$11,105
6/30/2022	$12,093	$12,823	$12,849	$10,931
7/31/2022	$12,349	$13,096	$13,089	$11,198
8/31/2022	$12,516	$13,294	$13,290	$10,881
9/30/2022	$12,250	$12,991	$13,002	$10,411
10/31/2022	$12,384	$13,120	$13,112	$10,276
11/30/2022	$12,534	$13,277	$13,258	$10,654
12/31/2022	$12,551	$13,332	$13,305	$10,606
1/31/2023	$12,841	$13,688	$13,646	$10,932
2/28/2023	$12,912	$13,766	$13,732	$10,650
3/31/2023	$12,933	$13,762	$13,719	$10,920
4/30/2023	$13,054	$13,907	$13,849	$10,987
5/31/2023	$13,036	$13,881	$13,837	$10,867
6/30/2023	$13,343	$14,196	$14,147	$10,828
7/31/2023	$13,523	$14,378	$14,331	$10,821
8/31/2023	$13,677	$14,547	$14,496	$10,751
9/30/2023	$13,775	$14,687	$14,623	$10,478
10/31/2023	$13,742	$14,684	$14,628	$10,313
11/30/2023	$13,947	$14,863	$14,802	$10,780
12/31/2023	$14,173	$15,108	$15,040	$11,193
1/31/2024	$14,261	$15,210	$15,158	$11,162
2/29/2024	$14,415	$15,348	$15,293	$11,004
3/31/2024	$14,560	$15,479	$15,420	$11,106
4/30/2024	$14,641	$15,572	$15,525	$10,825
5/31/2024	$14,780	$15,718	$15,666	$11,009
6/30/2024	$14,817	$15,773	$15,709	$11,113
7/31/2024	$14,942	$15,881	$15,824	$11,373
8/31/2024	$15,034	$15,978	$15,918	$11,536
9/30/2024	$15,121	$16,096	$16,035	$11,690
10/31/2024	$15,259	$16,234	$16,171	$11,401
11/30/2024	$15,398	$16,365	$16,306	$11,521
12/31/2024	$15,461	$16,461	$16,401	$11,332
1/31/2025	$15,558	$16,575	$16,520	$11,393
2/28/2025	$15,590	$16,592	$16,545	$11,643
3/31/2025	$15,535	$16,540	$16,502	$11,648
4/30/2025	$15,480	$16,531	$16,491	$11,693
5/31/2025	$15,734	$16,784	$16,753	$11,610
6/30/2025	$15,869	$16,923	$16,887	$11,788
7/31/2025	$15,980	$17,071	$17,026	$11,757
8/31/2025	$16,057	$17,140	$17,089	$11,898
9/30/2025	$16,155	$17,222	$17,171	$12,028
10/31/2025	$16,233	$17,260	$17,222	$12,103
11/30/2025	$16,328	$17,315	$17,258	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.04%	6.54%	5.03%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference*	5.81%	6.56%	5.64%
S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index)	5.84%	6.50%	5.61%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	The Fund's securities market index with investment characteristics similar to those of the Fund changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Morningstar LSTA US Leveraged Loan Index. The Morningstar LSTA US Leveraged Loan Index more closely reflects the Fund's investment universe, as the publication, calculation and governance of the S&P UBS Leveraged Loan Index has changed.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$4,570,815,757
# of Portfolio Holdings	470
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$21,895,114

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.43%
Common Stocks	0.56%
Corporate Bonds	7.87%
Exchange-Traded Funds	1.31%
Floating Rate Loans	80.18%
Preferred Stocks	0.58%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	6.08%
Money Market FundsFootnote Reference(a)	0.89%
Time DepositsFootnote Reference(a)	0.10%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8788-R6

01/26

Class A

LHYAX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.22%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,780	$10,000	$10,000
12/31/2015	$9,539	$9,742	$9,968
1/31/2016	$9,338	$9,588	$10,105
2/29/2016	$9,372	$9,633	$10,177
3/31/2016	$9,730	$10,058	$10,270
4/30/2016	$10,063	$10,460	$10,309
5/31/2016	$10,158	$10,536	$10,312
6/30/2016	$10,267	$10,650	$10,497
7/31/2016	$10,548	$10,919	$10,564
8/31/2016	$10,759	$11,162	$10,552
9/30/2016	$10,827	$11,234	$10,545
10/31/2016	$10,852	$11,270	$10,465
11/30/2016	$10,849	$11,225	$10,217
12/31/2016	$11,050	$11,446	$10,232
1/31/2017	$11,236	$11,599	$10,252
2/28/2017	$11,395	$11,780	$10,321
3/31/2017	$11,362	$11,756	$10,315
4/30/2017	$11,506	$11,888	$10,395
5/31/2017	$11,577	$11,994	$10,475
6/30/2017	$11,586	$12,007	$10,464
7/31/2017	$11,746	$12,146	$10,509
8/31/2017	$11,740	$12,143	$10,603
9/30/2017	$11,870	$12,252	$10,553
10/31/2017	$11,940	$12,299	$10,559
11/30/2017	$11,948	$12,267	$10,546
12/31/2017	$11,988	$12,302	$10,594
1/31/2018	$12,060	$12,381	$10,472
2/28/2018	$11,928	$12,266	$10,373
3/31/2018	$11,860	$12,190	$10,439
4/30/2018	$11,869	$12,271	$10,362
5/31/2018	$11,847	$12,269	$10,435
6/30/2018	$11,855	$12,312	$10,423
7/31/2018	$11,961	$12,449	$10,425
8/31/2018	$12,100	$12,539	$10,492
9/30/2018	$12,157	$12,612	$10,425
10/31/2018	$11,858	$12,406	$10,342
11/30/2018	$11,705	$12,293	$10,404
12/31/2018	$11,371	$12,024	$10,595
1/31/2019	$11,909	$12,576	$10,708
2/28/2019	$12,116	$12,788	$10,701
3/31/2019	$12,224	$12,913	$10,907
4/30/2019	$12,449	$13,094	$10,910
5/31/2019	$12,322	$12,928	$11,103
6/30/2019	$12,685	$13,244	$11,243
7/31/2019	$12,777	$13,312	$11,268
8/31/2019	$12,714	$13,364	$11,560
9/30/2019	$12,721	$13,406	$11,498
10/31/2019	$12,727	$13,438	$11,533
11/30/2019	$12,802	$13,475	$11,527
12/31/2019	$13,084	$13,756	$11,519
1/31/2020	$13,074	$13,757	$11,740
2/29/2020	$12,869	$13,543	$11,952
3/31/2020	$10,906	$11,950	$11,881
4/30/2020	$11,372	$12,404	$12,093
5/31/2020	$11,964	$12,967	$12,149
6/30/2020	$12,075	$13,090	$12,225
7/31/2020	$12,689	$13,711	$12,408
8/31/2020	$12,924	$13,848	$12,308
9/30/2020	$12,762	$13,705	$12,301
10/31/2020	$12,849	$13,766	$12,246
11/30/2020	$13,397	$14,318	$12,366
12/31/2020	$13,672	$14,591	$12,383
1/31/2021	$13,762	$14,648	$12,295
2/28/2021	$13,927	$14,698	$12,117
3/31/2021	$13,907	$14,724	$11,966
4/30/2021	$14,075	$14,885	$12,060
5/31/2021	$14,132	$14,928	$12,100
6/30/2021	$14,339	$15,132	$12,185
7/31/2021	$14,358	$15,185	$12,321
8/31/2021	$14,432	$15,269	$12,297
9/30/2021	$14,430	$15,275	$12,191
10/31/2021	$14,487	$15,246	$12,188
11/30/2021	$14,301	$15,088	$12,224
12/31/2021	$14,512	$15,372	$12,192
1/31/2022	$14,086	$14,950	$11,930
2/28/2022	$13,875	$14,816	$11,797
3/31/2022	$13,724	$14,681	$11,469
4/30/2022	$13,236	$14,148	$11,034
5/31/2022	$13,200	$14,181	$11,105
6/30/2022	$12,253	$13,215	$10,931
7/31/2022	$12,911	$14,011	$11,198
8/31/2022	$12,614	$13,678	$10,881
9/30/2022	$12,072	$13,130	$10,411
10/31/2022	$12,393	$13,505	$10,276
11/30/2022	$12,638	$13,758	$10,654
12/31/2022	$12,517	$13,656	$10,606
1/31/2023	$12,907	$14,190	$10,932
2/28/2023	$12,685	$14,009	$10,650
3/31/2023	$12,853	$14,165	$10,920
4/30/2023	$12,964	$14,304	$10,987
5/31/2023	$12,804	$14,169	$10,867
6/30/2023	$13,000	$14,401	$10,828
7/31/2023	$13,178	$14,607	$10,821
8/31/2023	$13,125	$14,651	$10,751
9/30/2023	$12,943	$14,480	$10,478
10/31/2023	$12,760	$14,300	$10,313
11/30/2023	$13,333	$14,953	$10,780
12/31/2023	$13,826	$15,506	$11,193
1/31/2024	$13,861	$15,510	$11,162
2/29/2024	$13,902	$15,556	$11,004
3/31/2024	$14,087	$15,743	$11,106
4/30/2024	$13,950	$15,586	$10,825
5/31/2024	$14,149	$15,765	$11,009
6/30/2024	$14,257	$15,918	$11,113
7/31/2024	$14,502	$16,231	$11,373
8/31/2024	$14,727	$16,490	$11,536
9/30/2024	$14,952	$16,760	$11,690
10/31/2024	$14,879	$16,669	$11,401
11/30/2024	$15,061	$16,861	$11,521
12/31/2024	$14,986	$16,789	$11,332
1/31/2025	$15,166	$17,022	$11,393
2/28/2025	$15,249	$17,134	$11,643
3/31/2025	$15,032	$16,951	$11,648
4/30/2025	$14,885	$16,953	$11,693
5/31/2025	$15,167	$17,238	$11,610
6/30/2025	$15,453	$17,560	$11,788
7/31/2025	$15,544	$17,631	$11,757
8/31/2025	$15,737	$17,847	$11,898
9/30/2025	$15,882	$17,985	$12,028
10/31/2025	$15,903	$18,021	$12,103
11/30/2025	$15,998	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.22%	3.61%	5.04%
Class A with sales charge	3.81%	3.14%	4.81%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LHYAX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-266-A

01/26

Class C

LHYCX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.38%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,733	$9,742	$9,968
1/31/2016	$9,535	$9,588	$10,105
2/29/2016	$9,566	$9,633	$10,177
3/31/2016	$9,927	$10,058	$10,270
4/30/2016	$10,248	$10,460	$10,309
5/31/2016	$10,339	$10,536	$10,312
6/30/2016	$10,445	$10,650	$10,497
7/31/2016	$10,727	$10,919	$10,564
8/31/2016	$10,936	$11,162	$10,552
9/30/2016	$11,000	$11,234	$10,545
10/31/2016	$11,019	$11,270	$10,465
11/30/2016	$11,024	$11,225	$10,217
12/31/2016	$11,208	$11,446	$10,232
1/31/2017	$11,391	$11,599	$10,252
2/28/2017	$11,546	$11,780	$10,321
3/31/2017	$11,506	$11,756	$10,315
4/30/2017	$11,647	$11,888	$10,395
5/31/2017	$11,711	$11,994	$10,475
6/30/2017	$11,714	$12,007	$10,464
7/31/2017	$11,870	$12,146	$10,509
8/31/2017	$11,857	$12,143	$10,603
9/30/2017	$11,982	$12,252	$10,553
10/31/2017	$12,046	$12,299	$10,559
11/30/2017	$12,047	$12,267	$10,546
12/31/2017	$12,082	$12,302	$10,594
1/31/2018	$12,147	$12,381	$10,472
2/28/2018	$12,008	$12,266	$10,373
3/31/2018	$11,932	$12,190	$10,439
4/30/2018	$11,934	$12,271	$10,362
5/31/2018	$11,905	$12,269	$10,435
6/30/2018	$11,907	$12,312	$10,423
7/31/2018	$12,006	$12,449	$10,425
8/31/2018	$12,140	$12,539	$10,492
9/30/2018	$12,191	$12,612	$10,425
10/31/2018	$11,883	$12,406	$10,342
11/30/2018	$11,722	$12,293	$10,404
12/31/2018	$11,396	$12,024	$10,595
1/31/2019	$11,930	$12,576	$10,708
2/28/2019	$12,116	$12,788	$10,701
3/31/2019	$12,218	$12,913	$10,907
4/30/2019	$12,437	$13,094	$10,910
5/31/2019	$12,303	$12,928	$11,103
6/30/2019	$12,661	$13,244	$11,243
7/31/2019	$12,746	$13,312	$11,268
8/31/2019	$12,676	$13,364	$11,560
9/30/2019	$12,676	$13,406	$11,498
10/31/2019	$12,676	$13,438	$11,533
11/30/2019	$12,743	$13,475	$11,527
12/31/2019	$13,019	$13,756	$11,519
1/31/2020	$13,002	$13,757	$11,740
2/29/2020	$12,790	$13,543	$11,952
3/31/2020	$10,822	$11,950	$11,881
4/30/2020	$11,282	$12,404	$12,093
5/31/2020	$11,883	$12,967	$12,149
6/30/2020	$11,988	$13,090	$12,225
7/31/2020	$12,575	$13,711	$12,408
8/31/2020	$12,803	$13,848	$12,308
9/30/2020	$12,634	$13,705	$12,301
10/31/2020	$12,714	$13,766	$12,246
11/30/2020	$13,271	$14,318	$12,366
12/31/2020	$13,518	$14,591	$12,383
1/31/2021	$13,600	$14,648	$12,295
2/28/2021	$13,758	$14,698	$12,117
3/31/2021	$13,730	$14,724	$11,966
4/30/2021	$13,889	$14,885	$12,060
5/31/2021	$13,938	$14,928	$12,100
6/30/2021	$14,136	$15,132	$12,185
7/31/2021	$14,146	$15,185	$12,321
8/31/2021	$14,212	$15,269	$12,297
9/30/2021	$14,203	$15,275	$12,191
10/31/2021	$14,251	$15,246	$12,188
11/30/2021	$14,059	$15,088	$12,224
12/31/2021	$14,261	$15,372	$12,192
1/31/2022	$13,833	$14,950	$11,930
2/28/2022	$13,637	$14,816	$11,797
3/31/2022	$13,460	$14,681	$11,469
4/30/2022	$12,973	$14,148	$11,034
5/31/2022	$12,930	$14,181	$11,105
6/30/2022	$11,989	$13,215	$10,931
7/31/2022	$12,631	$14,011	$11,198
8/31/2022	$12,332	$13,678	$10,881
9/30/2022	$11,812	$13,130	$10,411
10/31/2022	$12,121	$13,505	$10,276
11/30/2022	$12,355	$13,758	$10,654
12/31/2022	$12,209	$13,656	$10,606
1/31/2023	$12,605	$14,190	$10,932
2/28/2023	$12,382	$14,009	$10,650
3/31/2023	$12,539	$14,165	$10,920
4/30/2023	$12,641	$14,304	$10,987
5/31/2023	$12,477	$14,169	$10,867
6/30/2023	$12,663	$14,401	$10,828
7/31/2023	$12,809	$14,607	$10,821
8/31/2023	$12,771	$14,651	$10,751
9/30/2023	$12,587	$14,480	$10,478
10/31/2023	$12,401	$14,300	$10,313
11/30/2023	$12,954	$14,953	$10,780
12/31/2023	$13,428	$15,506	$11,193
1/31/2024	$13,455	$15,510	$11,162
2/29/2024	$13,488	$15,556	$11,004
3/31/2024	$13,661	$15,743	$11,106
4/30/2024	$13,499	$15,586	$10,825
5/31/2024	$13,685	$15,765	$11,009
6/30/2024	$13,805	$15,918	$11,113
7/31/2024	$14,035	$16,231	$11,373
8/31/2024	$14,224	$16,490	$11,536
9/30/2024	$14,457	$16,760	$11,690
10/31/2024	$14,379	$16,669	$11,401
11/30/2024	$14,548	$16,861	$11,521
12/31/2024	$14,467	$16,789	$11,332
1/31/2025	$14,611	$17,022	$11,393
2/28/2025	$14,683	$17,134	$11,643
3/31/2025	$14,488	$16,951	$11,648
4/30/2025	$14,338	$16,953	$11,693
5/31/2025	$14,603	$17,238	$11,610
6/30/2025	$14,871	$17,560	$11,788
7/31/2025	$14,927	$17,631	$11,757
8/31/2025	$15,129	$17,847	$11,898
9/30/2025	$15,260	$17,985	$12,028
10/31/2025	$15,247	$18,021	$12,103
11/30/2025	$15,331	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.38%	2.93%	4.37%
Class C with sales charge	4.39%	2.93%	4.37%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LHYCX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-681-C

01/26

Class F

LHYFX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,754	$9,742	$9,968
1/31/2016	$9,549	$9,588	$10,105
2/29/2016	$9,585	$9,633	$10,177
3/31/2016	$9,966	$10,058	$10,270
4/30/2016	$10,293	$10,460	$10,309
5/31/2016	$10,391	$10,536	$10,312
6/30/2016	$10,504	$10,650	$10,497
7/31/2016	$10,792	$10,919	$10,564
8/31/2016	$11,010	$11,162	$10,552
9/30/2016	$11,080	$11,234	$10,545
10/31/2016	$11,107	$11,270	$10,465
11/30/2016	$11,119	$11,225	$10,217
12/31/2016	$11,311	$11,446	$10,232
1/31/2017	$11,503	$11,599	$10,252
2/28/2017	$11,666	$11,780	$10,321
3/31/2017	$11,633	$11,756	$10,315
4/30/2017	$11,782	$11,888	$10,395
5/31/2017	$11,855	$11,994	$10,475
6/30/2017	$11,866	$12,007	$10,464
7/31/2017	$12,031	$12,146	$10,509
8/31/2017	$12,026	$12,143	$10,603
9/30/2017	$12,159	$12,252	$10,553
10/31/2017	$12,233	$12,299	$10,559
11/30/2017	$12,242	$12,267	$10,546
12/31/2017	$12,284	$12,302	$10,594
1/31/2018	$12,359	$12,381	$10,472
2/28/2018	$12,224	$12,266	$10,373
3/31/2018	$12,155	$12,190	$10,439
4/30/2018	$12,165	$12,271	$10,362
5/31/2018	$12,143	$12,269	$10,435
6/30/2018	$12,153	$12,312	$10,423
7/31/2018	$12,262	$12,449	$10,425
8/31/2018	$12,407	$12,539	$10,492
9/30/2018	$12,466	$12,612	$10,425
10/31/2018	$12,160	$12,406	$10,342
11/30/2018	$12,003	$12,293	$10,404
12/31/2018	$11,661	$12,024	$10,595
1/31/2019	$12,231	$12,576	$10,708
2/28/2019	$12,428	$12,788	$10,701
3/31/2019	$12,540	$12,913	$10,907
4/30/2019	$12,772	$13,094	$10,910
5/31/2019	$12,642	$12,928	$11,103
6/30/2019	$13,017	$13,244	$11,243
7/31/2019	$13,112	$13,312	$11,268
8/31/2019	$13,048	$13,364	$11,560
9/30/2019	$13,056	$13,406	$11,498
10/31/2019	$13,064	$13,438	$11,533
11/30/2019	$13,141	$13,475	$11,527
12/31/2019	$13,433	$13,756	$11,519
1/31/2020	$13,423	$13,757	$11,740
2/29/2020	$13,213	$13,543	$11,952
3/31/2020	$11,196	$11,950	$11,881
4/30/2020	$11,676	$12,404	$12,093
5/31/2020	$12,285	$12,967	$12,149
6/30/2020	$12,400	$13,090	$12,225
7/31/2020	$13,032	$13,711	$12,408
8/31/2020	$13,275	$13,848	$12,308
9/30/2020	$13,109	$13,705	$12,301
10/31/2020	$13,200	$13,766	$12,246
11/30/2020	$13,784	$14,318	$12,366
12/31/2020	$14,048	$14,591	$12,383
1/31/2021	$14,142	$14,648	$12,295
2/28/2021	$14,314	$14,698	$12,117
3/31/2021	$14,294	$14,724	$11,966
4/30/2021	$14,468	$14,885	$12,060
5/31/2021	$14,527	$14,928	$12,100
6/30/2021	$14,742	$15,132	$12,185
7/31/2021	$14,762	$15,185	$12,321
8/31/2021	$14,840	$15,269	$12,297
9/30/2021	$14,839	$15,275	$12,191
10/31/2021	$14,899	$15,246	$12,188
11/30/2021	$14,708	$15,088	$12,224
12/31/2021	$14,927	$15,372	$12,192
1/31/2022	$14,490	$14,950	$11,930
2/28/2022	$14,294	$14,816	$11,797
3/31/2022	$14,119	$14,681	$11,469
4/30/2022	$13,618	$14,148	$11,034
5/31/2022	$13,581	$14,181	$11,105
6/30/2022	$12,606	$13,215	$10,931
7/31/2022	$13,285	$14,011	$11,198
8/31/2022	$12,980	$13,678	$10,881
9/30/2022	$12,443	$13,130	$10,411
10/31/2022	$12,775	$13,505	$10,276
11/30/2022	$13,008	$13,758	$10,654
12/31/2022	$12,884	$13,656	$10,606
1/31/2023	$13,287	$14,190	$10,932
2/28/2023	$13,080	$14,009	$10,650
3/31/2023	$13,233	$14,165	$10,920
4/30/2023	$13,348	$14,304	$10,987
5/31/2023	$13,184	$14,169	$10,867
6/30/2023	$13,388	$14,401	$10,828
7/31/2023	$13,572	$14,607	$10,821
8/31/2023	$13,519	$14,651	$10,751
9/30/2023	$13,332	$14,480	$10,478
10/31/2023	$13,144	$14,300	$10,313
11/30/2023	$13,759	$14,953	$10,780
12/31/2023	$14,246	$15,506	$11,193
1/31/2024	$14,284	$15,510	$11,162
2/29/2024	$14,327	$15,556	$11,004
3/31/2024	$14,518	$15,743	$11,106
4/30/2024	$14,379	$15,586	$10,825
5/31/2024	$14,585	$15,765	$11,009
6/30/2024	$14,698	$15,918	$11,113
7/31/2024	$14,951	$16,231	$11,373
8/31/2024	$15,185	$16,490	$11,536
9/30/2024	$15,442	$16,760	$11,690
10/31/2024	$15,344	$16,669	$11,401
11/30/2024	$15,534	$16,861	$11,521
12/31/2024	$15,457	$16,789	$11,332
1/31/2025	$15,644	$17,022	$11,393
2/28/2025	$15,731	$17,134	$11,643
3/31/2025	$15,508	$16,951	$11,648
4/30/2025	$15,382	$16,953	$11,693
5/31/2025	$15,650	$17,238	$11,610
6/30/2025	$15,972	$17,560	$11,788
7/31/2025	$16,041	$17,631	$11,757
8/31/2025	$16,268	$17,847	$11,898
9/30/2025	$16,393	$17,985	$12,028
10/31/2025	$16,416	$18,021	$12,103
11/30/2025	$16,516	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.32%	3.68%	5.15%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LHYFX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1010-F

01/26

Class F3

LHYOX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$64	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,197	$10,212	$10,118
7/31/2017	$10,327	$10,330	$10,162
8/31/2017	$10,338	$10,328	$10,253
9/30/2017	$10,454	$10,420	$10,204
10/31/2017	$10,519	$10,461	$10,210
11/30/2017	$10,528	$10,433	$10,197
12/31/2017	$10,566	$10,463	$10,244
1/31/2018	$10,632	$10,531	$10,126
2/28/2018	$10,518	$10,432	$10,030
3/31/2018	$10,461	$10,368	$10,094
4/30/2018	$10,472	$10,437	$10,019
5/31/2018	$10,455	$10,435	$10,091
6/30/2018	$10,465	$10,471	$10,078
7/31/2018	$10,561	$10,588	$10,080
8/31/2018	$10,672	$10,665	$10,145
9/30/2018	$10,725	$10,727	$10,080
10/31/2018	$10,465	$10,551	$10,000
11/30/2018	$10,333	$10,456	$10,060
12/31/2018	$10,043	$10,226	$10,245
1/31/2019	$10,533	$10,696	$10,354
2/28/2019	$10,704	$10,877	$10,348
3/31/2019	$10,816	$10,983	$10,546
4/30/2019	$11,002	$11,137	$10,549
5/31/2019	$10,908	$10,995	$10,736
6/30/2019	$11,231	$11,265	$10,871
7/31/2019	$11,299	$11,323	$10,895
8/31/2019	$11,262	$11,367	$11,177
9/30/2019	$11,271	$11,403	$11,118
10/31/2019	$11,280	$11,429	$11,151
11/30/2019	$11,348	$11,461	$11,146
12/31/2019	$11,585	$11,700	$11,138
1/31/2020	$11,594	$11,701	$11,352
2/29/2020	$11,417	$11,519	$11,557
3/31/2020	$9,672	$10,164	$11,489
4/30/2020	$10,087	$10,550	$11,693
5/31/2020	$10,612	$11,029	$11,747
6/30/2020	$10,713	$11,133	$11,821
7/31/2020	$11,257	$11,662	$11,998
8/31/2020	$11,468	$11,778	$11,901
9/30/2020	$11,328	$11,656	$11,894
10/31/2020	$11,408	$11,709	$11,841
11/30/2020	$11,912	$12,178	$11,958
12/31/2020	$12,141	$12,411	$11,974
1/31/2021	$12,241	$12,458	$11,888
2/28/2021	$12,374	$12,502	$11,716
3/31/2021	$12,376	$12,524	$11,570
4/30/2021	$12,511	$12,661	$11,662
5/31/2021	$12,581	$12,697	$11,700
6/30/2021	$12,751	$12,870	$11,782
7/31/2021	$12,771	$12,915	$11,914
8/31/2021	$12,840	$12,987	$11,891
9/30/2021	$12,858	$12,992	$11,788
10/31/2021	$12,912	$12,967	$11,785
11/30/2021	$12,733	$12,833	$11,820
12/31/2021	$12,924	$13,074	$11,789
1/31/2022	$12,567	$12,716	$11,535
2/28/2022	$12,383	$12,602	$11,407
3/31/2022	$12,234	$12,486	$11,090
4/30/2022	$11,805	$12,033	$10,669
5/31/2022	$11,776	$12,062	$10,738
6/30/2022	$10,938	$11,240	$10,569
7/31/2022	$11,526	$11,917	$10,828
8/31/2022	$11,266	$11,634	$10,522
9/30/2022	$10,786	$11,167	$10,067
10/31/2022	$11,075	$11,486	$9,937
11/30/2022	$11,296	$11,702	$10,302
12/31/2022	$11,191	$11,615	$10,256
1/31/2023	$11,541	$12,069	$10,571
2/28/2023	$11,347	$11,915	$10,298
3/31/2023	$11,499	$12,048	$10,559
4/30/2023	$11,601	$12,166	$10,623
5/31/2023	$11,462	$12,051	$10,508
6/30/2023	$11,640	$12,248	$10,470
7/31/2023	$11,783	$12,424	$10,463
8/31/2023	$11,758	$12,461	$10,396
9/30/2023	$11,599	$12,316	$10,132
10/31/2023	$11,439	$12,163	$9,972
11/30/2023	$11,954	$12,718	$10,424
12/31/2023	$12,397	$13,189	$10,823
1/31/2024	$12,432	$13,192	$10,793
2/29/2024	$12,472	$13,231	$10,640
3/31/2024	$12,641	$13,390	$10,739
4/30/2024	$12,523	$13,257	$10,467
5/31/2024	$12,704	$13,408	$10,645
6/30/2024	$12,804	$13,539	$10,746
7/31/2024	$13,026	$13,805	$10,997
8/31/2024	$13,231	$14,025	$11,155
9/30/2024	$13,457	$14,255	$11,304
10/31/2024	$13,396	$14,178	$11,024
11/30/2024	$13,542	$14,341	$11,140
12/31/2024	$13,478	$14,280	$10,958
1/31/2025	$13,643	$14,478	$11,016
2/28/2025	$13,720	$14,573	$11,258
3/31/2025	$13,530	$14,418	$11,263
4/30/2025	$13,424	$14,419	$11,307
5/31/2025	$13,659	$14,662	$11,226
6/30/2025	$13,941	$14,935	$11,399
7/31/2025	$14,004	$14,996	$11,368
8/31/2025	$14,203	$15,180	$11,504
9/30/2025	$14,315	$15,297	$11,630
10/31/2025	$14,338	$15,328	$11,703
11/30/2025	$14,428	$15,405	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.54%	3.91%	4.32%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	5.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LHYOX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8972-F3

01/26

Class I

LAHYX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.44%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,757	$9,742	$9,968
1/31/2016	$9,554	$9,588	$10,105
2/29/2016	$9,591	$9,633	$10,177
3/31/2016	$9,957	$10,058	$10,270
4/30/2016	$10,298	$10,460	$10,309
5/31/2016	$10,397	$10,536	$10,312
6/30/2016	$10,510	$10,650	$10,497
7/31/2016	$10,799	$10,919	$10,564
8/31/2016	$11,016	$11,162	$10,552
9/30/2016	$11,088	$11,234	$10,545
10/31/2016	$11,115	$11,270	$10,465
11/30/2016	$11,129	$11,225	$10,217
12/31/2016	$11,322	$11,446	$10,232
1/31/2017	$11,514	$11,599	$10,252
2/28/2017	$11,678	$11,780	$10,321
3/31/2017	$11,646	$11,756	$10,315
4/30/2017	$11,796	$11,888	$10,395
5/31/2017	$11,870	$11,994	$10,475
6/30/2017	$11,882	$12,007	$10,464
7/31/2017	$12,048	$12,146	$10,509
8/31/2017	$12,044	$12,143	$10,603
9/30/2017	$12,179	$12,252	$10,553
10/31/2017	$12,253	$12,299	$10,559
11/30/2017	$12,263	$12,267	$10,546
12/31/2017	$12,323	$12,302	$10,594
1/31/2018	$12,399	$12,381	$10,472
2/28/2018	$12,250	$12,266	$10,373
3/31/2018	$12,182	$12,190	$10,439
4/30/2018	$12,209	$12,271	$10,362
5/31/2018	$12,172	$12,269	$10,435
6/30/2018	$12,183	$12,312	$10,423
7/31/2018	$12,293	$12,449	$10,425
8/31/2018	$12,438	$12,539	$10,492
9/30/2018	$12,498	$12,612	$10,425
10/31/2018	$12,195	$12,406	$10,342
11/30/2018	$12,040	$12,293	$10,404
12/31/2018	$11,700	$12,024	$10,595
1/31/2019	$12,270	$12,576	$10,708
2/28/2019	$12,467	$12,788	$10,701
3/31/2019	$12,580	$12,913	$10,907
4/30/2019	$12,813	$13,094	$10,910
5/31/2019	$12,685	$12,928	$11,103
6/30/2019	$13,060	$13,244	$11,243
7/31/2019	$13,156	$13,312	$11,268
8/31/2019	$13,095	$13,364	$11,560
9/30/2019	$13,103	$13,406	$11,498
10/31/2019	$13,113	$13,438	$11,533
11/30/2019	$13,191	$13,475	$11,527
12/31/2019	$13,484	$13,756	$11,519
1/31/2020	$13,476	$13,757	$11,740
2/29/2020	$13,268	$13,543	$11,952
3/31/2020	$11,236	$11,950	$11,881
4/30/2020	$11,717	$12,404	$12,093
5/31/2020	$12,345	$12,967	$12,149
6/30/2020	$12,462	$13,090	$12,225
7/31/2020	$13,094	$13,711	$12,408
8/31/2020	$13,338	$13,848	$12,308
9/30/2020	$13,174	$13,705	$12,301
10/31/2020	$13,266	$13,766	$12,246
11/30/2020	$13,851	$14,318	$12,366
12/31/2020	$14,116	$14,591	$12,383
1/31/2021	$14,212	$14,648	$12,295
2/28/2021	$14,385	$14,698	$12,117
3/31/2021	$14,367	$14,724	$11,966
4/30/2021	$14,542	$14,885	$12,060
5/31/2021	$14,603	$14,928	$12,100
6/30/2021	$14,819	$15,132	$12,185
7/31/2021	$14,841	$15,185	$12,321
8/31/2021	$14,920	$15,269	$12,297
9/30/2021	$14,940	$15,275	$12,191
10/31/2021	$15,002	$15,246	$12,188
11/30/2021	$14,793	$15,088	$12,224
12/31/2021	$15,014	$15,372	$12,192
1/31/2022	$14,578	$14,950	$11,930
2/28/2022	$14,383	$14,816	$11,797
3/31/2022	$14,209	$14,681	$11,469
4/30/2022	$13,710	$14,148	$11,034
5/31/2022	$13,675	$14,181	$11,105
6/30/2022	$12,700	$13,215	$10,931
7/31/2022	$13,382	$14,011	$11,198
8/31/2022	$13,078	$13,678	$10,881
9/30/2022	$12,521	$13,130	$10,411
10/31/2022	$12,855	$13,505	$10,276
11/30/2022	$13,110	$13,758	$10,654
12/31/2022	$12,966	$13,656	$10,606
1/31/2023	$13,393	$14,190	$10,932
2/28/2023	$13,166	$14,009	$10,650
3/31/2023	$13,342	$14,165	$10,920
4/30/2023	$13,459	$14,304	$10,987
5/31/2023	$13,296	$14,169	$10,867
6/30/2023	$13,502	$14,401	$10,828
7/31/2023	$13,666	$14,607	$10,821
8/31/2023	$13,636	$14,651	$10,751
9/30/2023	$13,451	$14,480	$10,478
10/31/2023	$13,264	$14,300	$10,313
11/30/2023	$13,860	$14,953	$10,780
12/31/2023	$14,372	$15,506	$11,193
1/31/2024	$14,411	$15,510	$11,162
2/29/2024	$14,456	$15,556	$11,004
3/31/2024	$14,650	$15,743	$11,106
4/30/2024	$14,512	$15,586	$10,825
5/31/2024	$14,720	$15,765	$11,009
6/30/2024	$14,835	$15,918	$11,113
7/31/2024	$15,091	$16,231	$11,373
8/31/2024	$15,327	$16,490	$11,536
9/30/2024	$15,587	$16,760	$11,690
10/31/2024	$15,491	$16,669	$11,401
11/30/2024	$15,683	$16,861	$11,521
12/31/2024	$15,608	$16,789	$11,332
1/31/2025	$15,798	$17,022	$11,393
2/28/2025	$15,886	$17,134	$11,643
3/31/2025	$15,664	$16,951	$11,648
4/30/2025	$15,515	$16,953	$11,693
5/31/2025	$15,811	$17,238	$11,610
6/30/2025	$16,111	$17,560	$11,788
7/31/2025	$16,208	$17,631	$11,757
8/31/2025	$16,412	$17,847	$11,898
9/30/2025	$16,565	$17,985	$12,028
10/31/2025	$16,590	$18,021	$12,103
11/30/2025	$16,692	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.44%	3.80%	5.26%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAHYX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-694-I

01/26

Class R2

LHYQX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$136	1.32%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.64%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,738	$9,742	$9,968
1/31/2016	$9,532	$9,588	$10,105
2/29/2016	$9,564	$9,633	$10,177
3/31/2016	$9,924	$10,058	$10,270
4/30/2016	$10,259	$10,460	$10,309
5/31/2016	$10,352	$10,536	$10,312
6/30/2016	$10,460	$10,650	$10,497
7/31/2016	$10,742	$10,919	$10,564
8/31/2016	$10,952	$11,162	$10,552
9/30/2016	$11,019	$11,234	$10,545
10/31/2016	$11,040	$11,270	$10,465
11/30/2016	$11,049	$11,225	$10,217
12/31/2016	$11,249	$11,446	$10,232
1/31/2017	$11,419	$11,599	$10,252
2/28/2017	$11,591	$11,780	$10,321
3/31/2017	$11,554	$11,756	$10,315
4/30/2017	$11,682	$11,888	$10,395
5/31/2017	$11,765	$11,994	$10,475
6/30/2017	$11,756	$12,007	$10,464
7/31/2017	$11,914	$12,146	$10,509
8/31/2017	$11,904	$12,143	$10,603
9/30/2017	$12,047	$12,252	$10,553
10/31/2017	$12,098	$12,299	$10,559
11/30/2017	$12,118	$12,267	$10,546
12/31/2017	$12,155	$12,302	$10,594
1/31/2018	$12,224	$12,381	$10,472
2/28/2018	$12,088	$12,266	$10,373
3/31/2018	$12,016	$12,190	$10,439
4/30/2018	$12,021	$12,271	$10,362
5/31/2018	$11,979	$12,269	$10,435
6/30/2018	$11,984	$12,312	$10,423
7/31/2018	$12,087	$12,449	$10,425
8/31/2018	$12,224	$12,539	$10,492
9/30/2018	$12,277	$12,612	$10,425
10/31/2018	$11,973	$12,406	$10,342
11/30/2018	$11,816	$12,293	$10,404
12/31/2018	$11,477	$12,024	$10,595
1/31/2019	$12,030	$12,576	$10,708
2/28/2019	$12,218	$12,788	$10,701
3/31/2019	$12,322	$12,913	$10,907
4/30/2019	$12,544	$13,094	$10,910
5/31/2019	$12,413	$12,928	$11,103
6/30/2019	$12,790	$13,244	$11,243
7/31/2019	$12,861	$13,312	$11,268
8/31/2019	$12,795	$13,364	$11,560
9/30/2019	$12,797	$13,406	$11,498
10/31/2019	$12,817	$13,438	$11,533
11/30/2019	$12,870	$13,475	$11,527
12/31/2019	$13,149	$13,756	$11,519
1/31/2020	$13,135	$13,757	$11,740
2/29/2020	$12,926	$13,543	$11,952
3/31/2020	$10,944	$11,950	$11,881
4/30/2020	$11,406	$12,404	$12,093
5/31/2020	$12,011	$12,967	$12,149
6/30/2020	$12,119	$13,090	$12,225
7/31/2020	$12,726	$13,711	$12,408
8/31/2020	$12,958	$13,848	$12,308
9/30/2020	$12,792	$13,705	$12,301
10/31/2020	$12,875	$13,766	$12,246
11/30/2020	$13,435	$14,318	$12,366
12/31/2020	$13,686	$14,591	$12,383
1/31/2021	$13,771	$14,648	$12,295
2/28/2021	$13,932	$14,698	$12,117
3/31/2021	$13,926	$14,724	$11,966
4/30/2021	$14,070	$14,885	$12,060
5/31/2021	$14,141	$14,928	$12,100
6/30/2021	$14,324	$15,132	$12,185
7/31/2021	$14,338	$15,185	$12,321
8/31/2021	$14,407	$15,269	$12,297
9/30/2021	$14,420	$15,275	$12,191
10/31/2021	$14,472	$15,246	$12,188
11/30/2021	$14,264	$15,088	$12,224
12/31/2021	$14,469	$15,372	$12,192
1/31/2022	$14,042	$14,950	$11,930
2/28/2022	$13,849	$14,816	$11,797
3/31/2022	$13,675	$14,681	$11,469
4/30/2022	$13,188	$14,148	$11,034
5/31/2022	$13,148	$14,181	$11,105
6/30/2022	$12,186	$13,215	$10,931
7/31/2022	$12,854	$14,011	$11,198
8/31/2022	$12,536	$13,678	$10,881
9/30/2022	$12,016	$13,130	$10,411
10/31/2022	$12,330	$13,505	$10,276
11/30/2022	$12,569	$13,758	$10,654
12/31/2022	$12,425	$13,656	$10,606
1/31/2023	$12,826	$14,190	$10,932
2/28/2023	$12,604	$14,009	$10,650
3/31/2023	$12,765	$14,165	$10,920
4/30/2023	$12,871	$14,304	$10,987
5/31/2023	$12,709	$14,169	$10,867
6/30/2023	$12,899	$14,401	$10,828
7/31/2023	$13,050	$14,607	$10,821
8/31/2023	$13,014	$14,651	$10,751
9/30/2023	$12,831	$14,480	$10,478
10/31/2023	$12,626	$14,300	$10,313
11/30/2023	$13,208	$14,953	$10,780
12/31/2023	$13,688	$15,506	$11,193
1/31/2024	$13,719	$15,510	$11,162
2/29/2024	$13,756	$15,556	$11,004
3/31/2024	$13,933	$15,743	$11,106
4/30/2024	$13,773	$15,586	$10,825
5/31/2024	$13,964	$15,765	$11,009
6/30/2024	$14,088	$15,918	$11,113
7/31/2024	$14,324	$16,231	$11,373
8/31/2024	$14,518	$16,490	$11,536
9/30/2024	$14,757	$16,760	$11,690
10/31/2024	$14,681	$16,669	$11,401
11/30/2024	$14,856	$16,861	$11,521
12/31/2024	$14,778	$16,789	$11,332
1/31/2025	$14,949	$17,022	$11,393
2/28/2025	$15,003	$17,134	$11,643
3/31/2025	$14,809	$16,951	$11,648
4/30/2025	$14,661	$16,953	$11,693
5/31/2025	$14,933	$17,238	$11,610
6/30/2025	$15,209	$17,560	$11,788
7/31/2025	$15,293	$17,631	$11,757
8/31/2025	$15,477	$17,847	$11,898
9/30/2025	$15,613	$17,985	$12,028
10/31/2025	$15,605	$18,021	$12,103
11/30/2025	$15,694	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.64%	3.16%	4.61%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LHYQX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1080-R2

01/26

Class R3

LHYRX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.75%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,753	$9,742	$9,968
1/31/2016	$9,547	$9,588	$10,105
2/29/2016	$9,580	$9,633	$10,177
3/31/2016	$9,942	$10,058	$10,270
4/30/2016	$10,278	$10,460	$10,309
5/31/2016	$10,372	$10,536	$10,312
6/30/2016	$10,481	$10,650	$10,497
7/31/2016	$10,764	$10,919	$10,564
8/31/2016	$10,976	$11,162	$10,552
9/30/2016	$11,043	$11,234	$10,545
10/31/2016	$11,066	$11,270	$10,465
11/30/2016	$11,075	$11,225	$10,217
12/31/2016	$11,276	$11,446	$10,232
1/31/2017	$11,448	$11,599	$10,252
2/28/2017	$11,621	$11,780	$10,321
3/31/2017	$11,586	$11,756	$10,315
4/30/2017	$11,715	$11,888	$10,395
5/31/2017	$11,799	$11,994	$10,475
6/30/2017	$11,790	$12,007	$10,464
7/31/2017	$11,950	$12,146	$10,509
8/31/2017	$11,941	$12,143	$10,603
9/30/2017	$12,085	$12,252	$10,553
10/31/2017	$12,138	$12,299	$10,559
11/30/2017	$12,143	$12,267	$10,546
12/31/2017	$12,197	$12,302	$10,594
1/31/2018	$12,267	$12,381	$10,472
2/28/2018	$12,132	$12,266	$10,373
3/31/2018	$12,044	$12,190	$10,439
4/30/2018	$12,067	$12,271	$10,362
5/31/2018	$12,026	$12,269	$10,435
6/30/2018	$12,032	$12,312	$10,423
7/31/2018	$12,135	$12,449	$10,425
8/31/2018	$12,274	$12,539	$10,492
9/30/2018	$12,328	$12,612	$10,425
10/31/2018	$12,024	$12,406	$10,342
11/30/2018	$11,867	$12,293	$10,404
12/31/2018	$11,528	$12,024	$10,595
1/31/2019	$12,084	$12,576	$10,708
2/28/2019	$12,274	$12,788	$10,701
3/31/2019	$12,379	$12,913	$10,907
4/30/2019	$12,603	$13,094	$10,910
5/31/2019	$12,473	$12,928	$11,103
6/30/2019	$12,836	$13,244	$11,243
7/31/2019	$12,925	$13,312	$11,268
8/31/2019	$12,859	$13,364	$11,560
9/30/2019	$12,863	$13,406	$11,498
10/31/2019	$12,867	$13,438	$11,533
11/30/2019	$12,938	$13,475	$11,527
12/31/2019	$13,220	$13,756	$11,519
1/31/2020	$13,206	$13,757	$11,740
2/29/2020	$12,998	$13,543	$11,952
3/31/2020	$11,006	$11,950	$11,881
4/30/2020	$11,472	$12,404	$12,093
5/31/2020	$12,081	$12,967	$12,149
6/30/2020	$12,190	$13,090	$12,225
7/31/2020	$12,802	$13,711	$12,408
8/31/2020	$13,036	$13,848	$12,308
9/30/2020	$12,871	$13,705	$12,301
10/31/2020	$12,955	$13,766	$12,246
11/30/2020	$13,520	$14,318	$12,366
12/31/2020	$13,773	$14,591	$12,383
1/31/2021	$13,861	$14,648	$12,295
2/28/2021	$14,024	$14,698	$12,117
3/31/2021	$14,000	$14,724	$11,966
4/30/2021	$14,165	$14,885	$12,060
5/31/2021	$14,219	$14,928	$12,100
6/30/2021	$14,423	$15,132	$12,185
7/31/2021	$14,438	$15,185	$12,321
8/31/2021	$14,509	$15,269	$12,297
9/30/2021	$14,504	$15,275	$12,191
10/31/2021	$14,558	$15,246	$12,188
11/30/2021	$14,368	$15,088	$12,224
12/31/2021	$14,576	$15,372	$12,192
1/31/2022	$14,148	$14,950	$11,930
2/28/2022	$13,934	$14,816	$11,797
3/31/2022	$13,779	$14,681	$11,469
4/30/2022	$13,290	$14,148	$11,034
5/31/2022	$13,251	$14,181	$11,105
6/30/2022	$12,283	$13,215	$10,931
7/31/2022	$12,937	$14,011	$11,198
8/31/2022	$12,638	$13,678	$10,881
9/30/2022	$12,114	$13,130	$10,411
10/31/2022	$12,431	$13,505	$10,276
11/30/2022	$12,673	$13,758	$10,654
12/31/2022	$12,529	$13,656	$10,606
1/31/2023	$12,935	$14,190	$10,932
2/28/2023	$12,712	$14,009	$10,650
3/31/2023	$12,876	$14,165	$10,920
4/30/2023	$12,983	$14,304	$10,987
5/31/2023	$12,821	$14,169	$10,867
6/30/2023	$13,014	$14,401	$10,828
7/31/2023	$13,167	$14,607	$10,821
8/31/2023	$13,111	$14,651	$10,751
9/30/2023	$12,949	$14,480	$10,478
10/31/2023	$12,743	$14,300	$10,313
11/30/2023	$13,331	$14,953	$10,780
12/31/2023	$13,817	$15,506	$11,193
1/31/2024	$13,850	$15,510	$11,162
2/29/2024	$13,887	$15,556	$11,004
3/31/2024	$14,067	$15,743	$11,106
4/30/2024	$13,907	$15,586	$10,825
5/31/2024	$14,101	$15,765	$11,009
6/30/2024	$14,228	$15,918	$11,113
7/31/2024	$14,467	$16,231	$11,373
8/31/2024	$14,664	$16,490	$11,536
9/30/2024	$14,907	$16,760	$11,690
10/31/2024	$14,832	$16,669	$11,401
11/30/2024	$15,009	$16,861	$11,521
12/31/2024	$14,932	$16,789	$11,332
1/31/2025	$15,106	$17,022	$11,393
2/28/2025	$15,162	$17,134	$11,643
3/31/2025	$14,967	$16,951	$11,648
4/30/2025	$14,819	$16,953	$11,693
5/31/2025	$15,095	$17,238	$11,610
6/30/2025	$15,374	$17,560	$11,788
7/31/2025	$15,437	$17,631	$11,757
8/31/2025	$15,648	$17,847	$11,898
9/30/2025	$15,788	$17,985	$12,028
10/31/2025	$15,780	$18,021	$12,103
11/30/2025	$15,872	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.75%	3.26%	4.73%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LHYRX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2054-R3

01/26

Class R4

LHYSX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.00%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,753	$9,742	$9,968
1/31/2016	$9,548	$9,588	$10,105
2/29/2016	$9,583	$9,633	$10,177
3/31/2016	$9,949	$10,058	$10,270
4/30/2016	$10,289	$10,460	$10,309
5/31/2016	$10,371	$10,536	$10,312
6/30/2016	$10,482	$10,650	$10,497
7/31/2016	$10,784	$10,919	$10,564
8/31/2016	$11,000	$11,162	$10,552
9/30/2016	$11,069	$11,234	$10,545
10/31/2016	$11,094	$11,270	$10,465
11/30/2016	$11,091	$11,225	$10,217
12/31/2016	$11,296	$11,446	$10,232
1/31/2017	$11,486	$11,599	$10,252
2/28/2017	$11,648	$11,780	$10,321
3/31/2017	$11,614	$11,756	$10,315
4/30/2017	$11,761	$11,888	$10,395
5/31/2017	$11,833	$11,994	$10,475
6/30/2017	$11,842	$12,007	$10,464
7/31/2017	$11,990	$12,146	$10,509
8/31/2017	$11,999	$12,143	$10,603
9/30/2017	$12,131	$12,252	$10,553
10/31/2017	$12,202	$12,299	$10,559
11/30/2017	$12,210	$12,267	$10,546
12/31/2017	$12,251	$12,302	$10,594
1/31/2018	$12,324	$12,381	$10,472
2/28/2018	$12,189	$12,266	$10,373
3/31/2018	$12,119	$12,190	$10,439
4/30/2018	$12,127	$12,271	$10,362
5/31/2018	$12,104	$12,269	$10,435
6/30/2018	$12,113	$12,312	$10,423
7/31/2018	$12,220	$12,449	$10,425
8/31/2018	$12,345	$12,539	$10,492
9/30/2018	$12,403	$12,612	$10,425
10/31/2018	$12,114	$12,406	$10,342
11/30/2018	$11,940	$12,293	$10,404
12/31/2018	$11,615	$12,024	$10,595
1/31/2019	$12,164	$12,576	$10,708
2/28/2019	$12,376	$12,788	$10,701
3/31/2019	$12,485	$12,913	$10,907
4/30/2019	$12,697	$13,094	$10,910
5/31/2019	$12,584	$12,928	$11,103
6/30/2019	$12,955	$13,244	$11,243
7/31/2019	$13,031	$13,312	$11,268
8/31/2019	$12,984	$13,364	$11,560
9/30/2019	$12,990	$13,406	$11,498
10/31/2019	$12,996	$13,438	$11,533
11/30/2019	$13,071	$13,475	$11,527
12/31/2019	$13,342	$13,756	$11,519
1/31/2020	$13,349	$13,757	$11,740
2/29/2020	$13,139	$13,543	$11,952
3/31/2020	$11,116	$11,950	$11,881
4/30/2020	$11,592	$12,404	$12,093
5/31/2020	$12,214	$12,967	$12,149
6/30/2020	$12,327	$13,090	$12,225
7/31/2020	$12,934	$13,711	$12,408
8/31/2020	$13,192	$13,848	$12,308
9/30/2020	$13,026	$13,705	$12,301
10/31/2020	$13,115	$13,766	$12,246
11/30/2020	$13,674	$14,318	$12,366
12/31/2020	$13,953	$14,591	$12,383
1/31/2021	$14,045	$14,648	$12,295
2/28/2021	$14,213	$14,698	$12,117
3/31/2021	$14,192	$14,724	$11,966
4/30/2021	$14,363	$14,885	$12,060
5/31/2021	$14,420	$14,928	$12,100
6/30/2021	$14,631	$15,132	$12,185
7/31/2021	$14,630	$15,185	$12,321
8/31/2021	$14,725	$15,269	$12,297
9/30/2021	$14,722	$15,275	$12,191
10/31/2021	$14,780	$15,246	$12,188
11/30/2021	$14,589	$15,088	$12,224
12/31/2021	$14,804	$15,372	$12,192
1/31/2022	$14,370	$14,950	$11,930
2/28/2022	$14,154	$14,816	$11,797
3/31/2022	$13,998	$14,681	$11,469
4/30/2022	$13,501	$14,148	$11,034
5/31/2022	$13,463	$14,181	$11,105
6/30/2022	$12,496	$13,215	$10,931
7/31/2022	$13,167	$14,011	$11,198
8/31/2022	$12,864	$13,678	$10,881
9/30/2022	$12,310	$13,130	$10,411
10/31/2022	$12,637	$13,505	$10,276
11/30/2022	$12,887	$13,758	$10,654
12/31/2022	$12,763	$13,656	$10,606
1/31/2023	$13,160	$14,190	$10,932
2/28/2023	$12,933	$14,009	$10,650
3/31/2023	$13,104	$14,165	$10,920
4/30/2023	$13,216	$14,304	$10,987
5/31/2023	$13,052	$14,169	$10,867
6/30/2023	$13,252	$14,401	$10,828
7/31/2023	$13,411	$14,607	$10,821
8/31/2023	$13,378	$14,651	$10,751
9/30/2023	$13,192	$14,480	$10,478
10/31/2023	$13,005	$14,300	$10,313
11/30/2023	$13,589	$14,953	$10,780
12/31/2023	$14,090	$15,506	$11,193
1/31/2024	$14,126	$15,510	$11,162
2/29/2024	$14,167	$15,556	$11,004
3/31/2024	$14,354	$15,743	$11,106
4/30/2024	$14,215	$15,586	$10,825
5/31/2024	$14,417	$15,765	$11,009
6/30/2024	$14,526	$15,918	$11,113
7/31/2024	$14,775	$16,231	$11,373
8/31/2024	$14,980	$16,490	$11,536
9/30/2024	$15,232	$16,760	$11,690
10/31/2024	$15,157	$16,669	$11,401
11/30/2024	$15,343	$16,861	$11,521
12/31/2024	$15,265	$16,789	$11,332
1/31/2025	$15,448	$17,022	$11,393
2/28/2025	$15,531	$17,134	$11,643
3/31/2025	$15,310	$16,951	$11,648
4/30/2025	$15,159	$16,953	$11,693
5/31/2025	$15,446	$17,238	$11,610
6/30/2025	$15,737	$17,560	$11,788
7/31/2025	$15,829	$17,631	$11,757
8/31/2025	$16,025	$17,847	$11,898
9/30/2025	$16,171	$17,985	$12,028
10/31/2025	$16,166	$18,021	$12,103
11/30/2025	$16,263	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.00%	3.53%	4.98%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LHYSX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8706-R4

01/26

Class R5

LHYTX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.27%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,757	$9,742	$9,968
1/31/2016	$9,554	$9,588	$10,105
2/29/2016	$9,592	$9,633	$10,177
3/31/2016	$9,958	$10,058	$10,270
4/30/2016	$10,285	$10,460	$10,309
5/31/2016	$10,384	$10,536	$10,312
6/30/2016	$10,497	$10,650	$10,497
7/31/2016	$10,800	$10,919	$10,564
8/31/2016	$11,018	$11,162	$10,552
9/30/2016	$11,090	$11,234	$10,545
10/31/2016	$11,117	$11,270	$10,465
11/30/2016	$11,116	$11,225	$10,217
12/31/2016	$11,324	$11,446	$10,232
1/31/2017	$11,516	$11,599	$10,252
2/28/2017	$11,680	$11,780	$10,321
3/31/2017	$11,649	$11,756	$10,315
4/30/2017	$11,799	$11,888	$10,395
5/31/2017	$11,873	$11,994	$10,475
6/30/2017	$11,885	$12,007	$10,464
7/31/2017	$12,051	$12,146	$10,509
8/31/2017	$12,047	$12,143	$10,603
9/30/2017	$12,182	$12,252	$10,553
10/31/2017	$12,256	$12,299	$10,559
11/30/2017	$12,266	$12,267	$10,546
12/31/2017	$12,326	$12,302	$10,594
1/31/2018	$12,386	$12,381	$10,472
2/28/2018	$12,253	$12,266	$10,373
3/31/2018	$12,186	$12,190	$10,439
4/30/2018	$12,197	$12,271	$10,362
5/31/2018	$12,177	$12,269	$10,435
6/30/2018	$12,188	$12,312	$10,423
7/31/2018	$12,298	$12,449	$10,425
8/31/2018	$12,444	$12,539	$10,492
9/30/2018	$12,488	$12,612	$10,425
10/31/2018	$12,200	$12,406	$10,342
11/30/2018	$12,029	$12,293	$10,404
12/31/2018	$11,706	$12,024	$10,595
1/31/2019	$12,259	$12,576	$10,708
2/28/2019	$12,474	$12,788	$10,701
3/31/2019	$12,587	$12,913	$10,907
4/30/2019	$12,820	$13,094	$10,910
5/31/2019	$12,692	$12,928	$11,103
6/30/2019	$13,068	$13,244	$11,243
7/31/2019	$13,164	$13,312	$11,268
8/31/2019	$13,102	$13,364	$11,560
9/30/2019	$13,111	$13,406	$11,498
10/31/2019	$13,121	$13,438	$11,533
11/30/2019	$13,199	$13,475	$11,527
12/31/2019	$13,492	$13,756	$11,519
1/31/2020	$13,484	$13,757	$11,740
2/29/2020	$13,276	$13,543	$11,952
3/31/2020	$11,244	$11,950	$11,881
4/30/2020	$11,725	$12,404	$12,093
5/31/2020	$12,354	$12,967	$12,149
6/30/2020	$12,471	$13,090	$12,225
7/31/2020	$13,085	$13,711	$12,408
8/31/2020	$13,348	$13,848	$12,308
9/30/2020	$13,184	$13,705	$12,301
10/31/2020	$13,276	$13,766	$12,246
11/30/2020	$13,843	$14,318	$12,366
12/31/2020	$14,127	$14,591	$12,383
1/31/2021	$14,223	$14,648	$12,295
2/28/2021	$14,396	$14,698	$12,117
3/31/2021	$14,378	$14,724	$11,966
4/30/2021	$14,553	$14,885	$12,060
5/31/2021	$14,614	$14,928	$12,100
6/30/2021	$14,831	$15,132	$12,185
7/31/2021	$14,853	$15,185	$12,321
8/31/2021	$14,932	$15,269	$12,297
9/30/2021	$14,933	$15,275	$12,191
10/31/2021	$14,994	$15,246	$12,188
11/30/2021	$14,805	$15,088	$12,224
12/31/2021	$15,025	$15,372	$12,192
1/31/2022	$14,589	$14,950	$11,930
2/28/2022	$14,374	$14,816	$11,797
3/31/2022	$14,220	$14,681	$11,469
4/30/2022	$13,700	$14,148	$11,034
5/31/2022	$13,685	$14,181	$11,105
6/30/2022	$12,689	$13,215	$10,931
7/31/2022	$13,372	$14,011	$11,198
8/31/2022	$13,067	$13,678	$10,881
9/30/2022	$12,531	$13,130	$10,411
10/31/2022	$12,865	$13,505	$10,276
11/30/2022	$13,099	$13,758	$10,654
12/31/2022	$12,976	$13,656	$10,606
1/31/2023	$13,403	$14,190	$10,932
2/28/2023	$13,176	$14,009	$10,650
3/31/2023	$13,331	$14,165	$10,920
4/30/2023	$13,448	$14,304	$10,987
5/31/2023	$13,307	$14,169	$10,867
6/30/2023	$13,491	$14,401	$10,828
7/31/2023	$13,677	$14,607	$10,821
8/31/2023	$13,625	$14,651	$10,751
9/30/2023	$13,439	$14,480	$10,478
10/31/2023	$13,252	$14,300	$10,313
11/30/2023	$13,870	$14,953	$10,780
12/31/2023	$14,361	$15,506	$11,193
1/31/2024	$14,423	$15,510	$11,162
2/29/2024	$14,468	$15,556	$11,004
3/31/2024	$14,639	$15,743	$11,106
4/30/2024	$14,500	$15,586	$10,825
5/31/2024	$14,709	$15,765	$11,009
6/30/2024	$14,847	$15,918	$11,113
7/31/2024	$15,103	$16,231	$11,373
8/31/2024	$15,315	$16,490	$11,536
9/30/2024	$15,575	$16,760	$11,690
10/31/2024	$15,503	$16,669	$11,401
11/30/2024	$15,695	$16,861	$11,521
12/31/2024	$15,620	$16,789	$11,332
1/31/2025	$15,785	$17,022	$11,393
2/28/2025	$15,874	$17,134	$11,643
3/31/2025	$15,677	$16,951	$11,648
4/30/2025	$15,527	$16,953	$11,693
5/31/2025	$15,823	$17,238	$11,610
6/30/2025	$16,123	$17,560	$11,788
7/31/2025	$16,195	$17,631	$11,757
8/31/2025	$16,424	$17,847	$11,898
9/30/2025	$16,552	$17,985	$12,028
10/31/2025	$16,577	$18,021	$12,103
11/30/2025	$16,679	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.27%	3.80%	5.25%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LHYTX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8738-R5

01/26

Class R6

LHYVX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 7.42% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period.The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top detractors from performance: An overweight to CCC-rated bonds and underweight to BB-rated bonds detracted from relative performance. Credit selection within the Healthcare and Real Estate sectors detracted from relative performance. Duration positioning was a detractor from relative performance.

Top contributors to performance: Credit selection within CCC-rated bonds was a contributor to relative performance. Security selection within the Capital Goods and Telecommunications sectors contributed to relative performance. An allocation to bank loans was a contributor to relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,744	$9,742	$9,968
1/31/2016	$9,542	$9,588	$10,105
2/29/2016	$9,580	$9,633	$10,177
3/31/2016	$9,961	$10,058	$10,270
4/30/2016	$10,303	$10,460	$10,309
5/31/2016	$10,388	$10,536	$10,312
6/30/2016	$10,502	$10,650	$10,497
7/31/2016	$10,806	$10,919	$10,564
8/31/2016	$11,010	$11,162	$10,552
9/30/2016	$11,082	$11,234	$10,545
10/31/2016	$11,111	$11,270	$10,465
11/30/2016	$11,126	$11,225	$10,217
12/31/2016	$11,334	$11,446	$10,232
1/31/2017	$11,512	$11,599	$10,252
2/28/2017	$11,691	$11,780	$10,321
3/31/2017	$11,660	$11,756	$10,315
4/30/2017	$11,795	$11,888	$10,395
5/31/2017	$11,885	$11,994	$10,475
6/30/2017	$11,898	$12,007	$10,464
7/31/2017	$12,050	$12,146	$10,509
8/31/2017	$12,062	$12,143	$10,603
9/30/2017	$12,198	$12,252	$10,553
10/31/2017	$12,273	$12,299	$10,559
11/30/2017	$12,285	$12,267	$10,546
12/31/2017	$12,329	$12,302	$10,594
1/31/2018	$12,406	$12,381	$10,472
2/28/2018	$12,274	$12,266	$10,373
3/31/2018	$12,208	$12,190	$10,439
4/30/2018	$12,220	$12,271	$10,362
5/31/2018	$12,200	$12,269	$10,435
6/30/2018	$12,213	$12,312	$10,423
7/31/2018	$12,324	$12,449	$10,425
8/31/2018	$12,454	$12,539	$10,492
9/30/2018	$12,515	$12,612	$10,425
10/31/2018	$12,212	$12,406	$10,342
11/30/2018	$12,058	$12,293	$10,404
12/31/2018	$11,720	$12,024	$10,595
1/31/2019	$12,292	$12,576	$10,708
2/28/2019	$12,491	$12,788	$10,701
3/31/2019	$12,621	$12,913	$10,907
4/30/2019	$12,839	$13,094	$10,910
5/31/2019	$12,729	$12,928	$11,103
6/30/2019	$13,106	$13,244	$11,243
7/31/2019	$13,186	$13,312	$11,268
8/31/2019	$13,143	$13,364	$11,560
9/30/2019	$13,152	$13,406	$11,498
10/31/2019	$13,163	$13,438	$11,533
11/30/2019	$13,243	$13,475	$11,527
12/31/2019	$13,519	$13,756	$11,519
1/31/2020	$13,530	$13,757	$11,740
2/29/2020	$13,323	$13,543	$11,952
3/31/2020	$11,269	$11,950	$11,881
4/30/2020	$11,771	$12,404	$12,093
5/31/2020	$12,384	$12,967	$12,149
6/30/2020	$12,502	$13,090	$12,225
7/31/2020	$13,137	$13,711	$12,408
8/31/2020	$13,384	$13,848	$12,308
9/30/2020	$13,220	$13,705	$12,301
10/31/2020	$13,313	$13,766	$12,246
11/30/2020	$13,901	$14,318	$12,366
12/31/2020	$14,188	$14,591	$12,383
1/31/2021	$14,285	$14,648	$12,295
2/28/2021	$14,440	$14,698	$12,117
3/31/2021	$14,442	$14,724	$11,966
4/30/2021	$14,600	$14,885	$12,060
5/31/2021	$14,682	$14,928	$12,100
6/30/2021	$14,881	$15,132	$12,185
7/31/2021	$14,904	$15,185	$12,321
8/31/2021	$14,984	$15,269	$12,297
9/30/2021	$15,006	$15,275	$12,191
10/31/2021	$15,069	$15,246	$12,188
11/30/2021	$14,860	$15,088	$12,224
12/31/2021	$15,083	$15,372	$12,192
1/31/2022	$14,667	$14,950	$11,930
2/28/2022	$14,452	$14,816	$11,797
3/31/2022	$14,278	$14,681	$11,469
4/30/2022	$13,777	$14,148	$11,034
5/31/2022	$13,744	$14,181	$11,105
6/30/2022	$12,765	$13,215	$10,931
7/31/2022	$13,452	$14,011	$11,198
8/31/2022	$13,148	$13,678	$10,881
9/30/2022	$12,589	$13,130	$10,411
10/31/2022	$12,925	$13,505	$10,276
11/30/2022	$13,183	$13,758	$10,654
12/31/2022	$13,061	$13,656	$10,606
1/31/2023	$13,469	$14,190	$10,932
2/28/2023	$13,243	$14,009	$10,650
3/31/2023	$13,421	$14,165	$10,920
4/30/2023	$13,539	$14,304	$10,987
5/31/2023	$13,377	$14,169	$10,867
6/30/2023	$13,585	$14,401	$10,828
7/31/2023	$13,774	$14,607	$10,821
8/31/2023	$13,722	$14,651	$10,751
9/30/2023	$13,537	$14,480	$10,478
10/31/2023	$13,351	$14,300	$10,313
11/30/2023	$13,951	$14,953	$10,780
12/31/2023	$14,468	$15,506	$11,193
1/31/2024	$14,510	$15,510	$11,162
2/29/2024	$14,556	$15,556	$11,004
3/31/2024	$14,753	$15,743	$11,106
4/30/2024	$14,615	$15,586	$10,825
5/31/2024	$14,827	$15,765	$11,009
6/30/2024	$14,967	$15,918	$11,113
7/31/2024	$15,203	$16,231	$11,373
8/31/2024	$15,442	$16,490	$11,536
9/30/2024	$15,705	$16,760	$11,690
10/31/2024	$15,634	$16,669	$11,401
11/30/2024	$15,829	$16,861	$11,521
12/31/2024	$15,754	$16,789	$11,332
1/31/2025	$15,922	$17,022	$11,393
2/28/2025	$16,013	$17,134	$11,643
3/31/2025	$15,815	$16,951	$11,648
4/30/2025	$15,666	$16,953	$11,693
5/31/2025	$15,966	$17,238	$11,610
6/30/2025	$16,270	$17,560	$11,788
7/31/2025	$16,344	$17,631	$11,757
8/31/2025	$16,576	$17,847	$11,898
9/30/2025	$16,707	$17,985	$12,028
10/31/2025	$16,733	$18,021	$12,103
11/30/2025	$16,838	$18,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.38%	3.91%	5.35%
ICE BofA US High Yield Constrained Index	7.42%	4.81%	6.12%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,375,810,546
# of Portfolio Holdings	681
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$18,702,968

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Common Stocks	0.39%
Convertible Bonds	0.03%
Corporate Bonds	91.78%
Floating Rate Loans	3.72%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.18%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	0.46%
Money Market FundsFootnote Reference(a)	2.83%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LHYVX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8770-R6

01/26

Class A

LAGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,783	$10,000	$10,000	$10,000
12/31/2015	$9,640	$9,923	$9,873	$9,968
1/31/2016	$9,533	$9,975	$9,848	$10,105
2/29/2016	$9,535	$10,059	$9,921	$10,177
3/31/2016	$9,936	$10,312	$10,281	$10,270
4/30/2016	$10,154	$10,438	$10,473	$10,309
5/31/2016	$10,151	$10,434	$10,462	$10,312
6/30/2016	$10,369	$10,672	$10,718	$10,497
7/31/2016	$10,550	$10,811	$10,902	$10,564
8/31/2016	$10,621	$10,833	$10,945	$10,552
9/30/2016	$10,654	$10,803	$10,939	$10,545
10/31/2016	$10,645	$10,711	$10,869	$10,465
11/30/2016	$10,376	$10,419	$10,580	$10,217
12/31/2016	$10,482	$10,482	$10,667	$10,232
1/31/2017	$10,588	$10,517	$10,720	$10,252
2/28/2017	$10,695	$10,634	$10,850	$10,321
3/31/2017	$10,727	$10,618	$10,826	$10,315
4/30/2017	$10,797	$10,724	$10,949	$10,395
5/31/2017	$10,904	$10,839	$11,085	$10,475
6/30/2017	$10,935	$10,868	$11,121	$10,464
7/31/2017	$11,043	$10,947	$11,213	$10,509
8/31/2017	$11,076	$11,039	$11,286	$10,603
9/30/2017	$11,109	$11,014	$11,283	$10,553
10/31/2017	$11,142	$11,052	$11,335	$10,559
11/30/2017	$11,137	$11,042	$11,315	$10,546
12/31/2017	$11,209	$11,130	$11,424	$10,594
1/31/2018	$11,164	$11,026	$11,349	$10,472
2/28/2018	$11,044	$10,859	$11,161	$10,373
3/31/2018	$11,042	$10,893	$11,179	$10,439
4/30/2018	$10,961	$10,793	$11,074	$10,362
5/31/2018	$10,999	$10,848	$11,121	$10,435
6/30/2018	$10,958	$10,797	$11,048	$10,423
7/31/2018	$11,035	$10,875	$11,162	$10,425
8/31/2018	$11,033	$10,930	$11,209	$10,492
9/30/2018	$11,031	$10,893	$11,190	$10,425
10/31/2018	$10,908	$10,741	$11,011	$10,342
11/30/2018	$10,827	$10,733	$10,965	$10,404
12/31/2018	$10,907	$10,895	$11,099	$10,595
1/31/2019	$11,149	$11,130	$11,384	$10,708
2/28/2019	$11,230	$11,154	$11,426	$10,701
3/31/2019	$11,474	$11,426	$11,734	$10,907
4/30/2019	$11,554	$11,482	$11,839	$10,910
5/31/2019	$11,634	$11,651	$11,980	$11,103
6/30/2019	$11,881	$11,914	$12,305	$11,243
7/31/2019	$11,961	$11,975	$12,385	$11,268
8/31/2019	$12,207	$12,350	$12,752	$11,560
9/30/2019	$12,162	$12,269	$12,689	$11,498
10/31/2019	$12,199	$12,339	$12,778	$11,533
11/30/2019	$12,236	$12,362	$12,826	$11,527
12/31/2019	$12,316	$12,398	$12,903	$11,519
1/31/2020	$12,565	$12,688	$13,197	$11,740
2/29/2020	$12,645	$12,860	$13,331	$11,952
3/31/2020	$11,195	$12,008	$11,987	$11,881
4/30/2020	$11,791	$12,558	$12,755	$12,093
5/31/2020	$12,131	$12,762	$13,036	$12,149
6/30/2020	$12,428	$12,995	$13,366	$12,225
7/31/2020	$12,854	$13,396	$13,819	$12,408
8/31/2020	$12,805	$13,226	$13,674	$12,308
9/30/2020	$12,798	$13,190	$13,634	$12,301
10/31/2020	$12,745	$13,160	$13,636	$12,246
11/30/2020	$13,172	$13,495	$14,079	$12,366
12/31/2020	$13,295	$13,557	$14,178	$12,383
1/31/2021	$13,285	$13,396	$14,022	$12,295
2/28/2021	$13,143	$13,163	$13,802	$12,117
3/31/2021	$12,956	$12,954	$13,589	$11,966
4/30/2021	$13,123	$13,091	$13,738	$12,060
5/31/2021	$13,201	$13,186	$13,856	$12,100
6/30/2021	$13,412	$13,384	$14,098	$12,185
7/31/2021	$13,580	$13,558	$14,297	$12,321
8/31/2021	$13,569	$13,525	$14,255	$12,297
9/30/2021	$13,467	$13,381	$14,114	$12,191
10/31/2021	$13,455	$13,410	$14,147	$12,188
11/30/2021	$13,486	$13,421	$14,142	$12,224
12/31/2021	$13,468	$13,411	$14,146	$12,192
1/31/2022	$13,178	$12,980	$13,658	$11,930
2/28/2022	$12,936	$12,735	$13,371	$11,797
3/31/2022	$12,601	$12,415	$13,023	$11,469
4/30/2022	$12,080	$11,765	$12,293	$11,034
5/31/2022	$12,024	$11,869	$12,394	$11,105
6/30/2022	$11,643	$11,559	$12,008	$10,931
7/31/2022	$12,011	$11,910	$12,406	$11,198
8/31/2022	$11,680	$11,573	$12,056	$10,881
9/30/2022	$11,063	$10,987	$11,431	$10,411
10/31/2022	$10,963	$10,874	$11,345	$10,276
11/30/2022	$11,434	$11,414	$11,943	$10,654
12/31/2022	$11,382	$11,365	$11,897	$10,606
1/31/2023	$11,856	$11,798	$12,396	$10,932
2/28/2023	$11,516	$11,443	$11,993	$10,650
3/31/2023	$11,805	$11,757	$12,322	$10,920
4/30/2023	$11,901	$11,849	$12,415	$10,987
5/31/2023	$11,754	$11,684	$12,237	$10,867
6/30/2023	$11,753	$11,720	$12,310	$10,828
7/31/2023	$11,851	$11,756	$12,372	$10,821
8/31/2023	$11,753	$11,671	$12,283	$10,751
9/30/2023	$11,458	$11,368	$11,977	$10,478
10/31/2023	$11,262	$11,166	$11,757	$10,313
11/30/2023	$11,863	$11,799	$12,474	$10,780
12/31/2023	$12,368	$12,294	$13,028	$11,193
1/31/2024	$12,372	$12,272	$13,023	$11,162
2/29/2024	$12,223	$12,095	$12,833	$11,004
3/31/2024	$12,431	$12,244	$13,010	$11,106
4/30/2024	$12,131	$11,939	$12,694	$10,825
5/31/2024	$12,393	$12,157	$12,940	$11,009
6/30/2024	$12,503	$12,238	$13,020	$11,113
7/31/2024	$12,768	$12,525	$13,329	$11,373
8/31/2024	$12,983	$12,720	$13,536	$11,536
9/30/2024	$13,143	$12,937	$13,770	$11,690
10/31/2024	$12,887	$12,625	$13,465	$11,401
11/30/2024	$13,049	$12,785	$13,663	$11,521
12/31/2024	$12,792	$12,544	$13,414	$11,332
1/31/2025	$12,907	$12,614	$13,492	$11,393
2/28/2025	$13,180	$12,871	$13,762	$11,643
3/31/2025	$13,080	$12,840	$13,711	$11,648
4/30/2025	$13,034	$12,848	$13,681	$11,693
5/31/2025	$13,040	$12,839	$13,718	$11,610
6/30/2025	$13,318	$13,074	$13,979	$11,788
7/31/2025	$13,324	$13,081	$13,995	$11,757
8/31/2025	$13,494	$13,219	$14,143	$11,898
9/30/2025	$13,666	$13,409	$14,357	$12,028
10/31/2025	$13,783	$13,469	$14,401	$12,103
11/30/2025	$13,844	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.09%	1.00%	3.53%
Class A with sales charge	3.57%	0.54%	3.31%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-12-A

01/26

Class C

LAUSX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,849	$9,923	$9,873	$9,968
1/31/2016	$9,772	$9,975	$9,848	$10,105
2/29/2016	$9,732	$10,059	$9,921	$10,177
3/31/2016	$10,172	$10,312	$10,281	$10,270
4/30/2016	$10,351	$10,438	$10,473	$10,309
5/31/2016	$10,342	$10,434	$10,462	$10,312
6/30/2016	$10,559	$10,672	$10,718	$10,497
7/31/2016	$10,737	$10,811	$10,902	$10,564
8/31/2016	$10,842	$10,833	$10,945	$10,552
9/30/2016	$10,831	$10,803	$10,939	$10,545
10/31/2016	$10,817	$10,711	$10,869	$10,465
11/30/2016	$10,577	$10,419	$10,580	$10,217
12/31/2016	$10,641	$10,482	$10,667	$10,232
1/31/2017	$10,743	$10,517	$10,720	$10,252
2/28/2017	$10,885	$10,634	$10,850	$10,321
3/31/2017	$10,873	$10,618	$10,826	$10,315
4/30/2017	$10,976	$10,724	$10,949	$10,395
5/31/2017	$11,079	$10,839	$11,085	$10,475
6/30/2017	$11,066	$10,868	$11,121	$10,464
7/31/2017	$11,170	$10,947	$11,213	$10,509
8/31/2017	$11,236	$11,039	$11,286	$10,603
9/30/2017	$11,225	$11,014	$11,283	$10,553
10/31/2017	$11,252	$11,052	$11,335	$10,559
11/30/2017	$11,241	$11,042	$11,315	$10,546
12/31/2017	$11,308	$11,130	$11,424	$10,594
1/31/2018	$11,297	$11,026	$11,349	$10,472
2/28/2018	$11,131	$10,859	$11,161	$10,373
3/31/2018	$11,124	$10,893	$11,179	$10,439
4/30/2018	$11,077	$10,793	$11,074	$10,362
5/31/2018	$11,070	$10,848	$11,121	$10,435
6/30/2018	$11,023	$10,797	$11,048	$10,423
7/31/2018	$11,095	$10,875	$11,162	$10,425
8/31/2018	$11,127	$10,930	$11,209	$10,492
9/30/2018	$11,120	$10,893	$11,190	$10,425
10/31/2018	$10,951	$10,741	$11,011	$10,342
11/30/2018	$10,904	$10,733	$10,965	$10,404
12/31/2018	$10,979	$10,895	$11,099	$10,595
1/31/2019	$11,215	$11,130	$11,384	$10,708
2/28/2019	$11,250	$11,154	$11,426	$10,701
3/31/2019	$11,488	$11,426	$11,734	$10,907
4/30/2019	$11,562	$11,482	$11,839	$10,910
5/31/2019	$11,678	$11,651	$11,980	$11,103
6/30/2019	$11,917	$11,914	$12,305	$11,243
7/31/2019	$11,991	$11,975	$12,385	$11,268
8/31/2019	$12,188	$12,350	$12,752	$11,560
9/30/2019	$12,138	$12,269	$12,689	$11,498
10/31/2019	$12,210	$12,339	$12,778	$11,533
11/30/2019	$12,241	$12,362	$12,826	$11,527
12/31/2019	$12,272	$12,398	$12,903	$11,519
1/31/2020	$12,555	$12,688	$13,197	$11,740
2/29/2020	$12,586	$12,860	$13,331	$11,952
3/31/2020	$11,142	$12,008	$11,987	$11,881
4/30/2020	$11,728	$12,558	$12,755	$12,093
5/31/2020	$12,101	$12,762	$13,036	$12,149
6/30/2020	$12,346	$12,995	$13,366	$12,225
7/31/2020	$12,761	$13,396	$13,819	$12,408
8/31/2020	$12,748	$13,226	$13,674	$12,308
9/30/2020	$12,692	$13,190	$13,634	$12,301
10/31/2020	$12,676	$13,160	$13,636	$12,246
11/30/2020	$13,049	$13,495	$14,079	$12,366
12/31/2020	$13,206	$13,557	$14,178	$12,383
1/31/2021	$13,146	$13,396	$14,022	$12,295
2/28/2021	$13,000	$13,163	$13,802	$12,117
3/31/2021	$12,809	$12,954	$13,589	$11,966
4/30/2021	$12,966	$13,091	$13,738	$12,060
5/31/2021	$13,037	$13,186	$13,856	$12,100
6/30/2021	$13,238	$13,384	$14,098	$12,185
7/31/2021	$13,396	$13,558	$14,297	$12,321
8/31/2021	$13,378	$13,525	$14,255	$12,297
9/30/2021	$13,271	$13,381	$14,114	$12,191
10/31/2021	$13,296	$13,410	$14,147	$12,188
11/30/2021	$13,276	$13,421	$14,142	$12,224
12/31/2021	$13,296	$13,411	$14,146	$12,192
1/31/2022	$12,960	$12,980	$13,658	$11,930
2/28/2022	$12,716	$12,735	$13,371	$11,797
3/31/2022	$12,382	$12,415	$13,023	$11,469
4/30/2022	$11,867	$11,765	$12,293	$11,034
5/31/2022	$11,805	$11,869	$12,394	$11,105
6/30/2022	$11,427	$11,559	$12,008	$10,931
7/31/2022	$11,781	$11,910	$12,406	$11,198
8/31/2022	$11,451	$11,573	$12,056	$10,881
9/30/2022	$10,843	$10,987	$11,431	$10,411
10/31/2022	$10,741	$10,874	$11,345	$10,276
11/30/2022	$11,194	$11,414	$11,943	$10,654
12/31/2022	$11,138	$11,365	$11,897	$10,606
1/31/2023	$11,595	$11,798	$12,396	$10,932
2/28/2023	$11,258	$11,443	$11,993	$10,650
3/31/2023	$11,533	$11,757	$12,322	$10,920
4/30/2023	$11,621	$11,849	$12,415	$10,987
5/31/2023	$11,472	$11,684	$12,237	$10,867
6/30/2023	$11,466	$11,720	$12,310	$10,828
7/31/2023	$11,555	$11,756	$12,372	$10,821
8/31/2023	$11,454	$11,671	$12,283	$10,751
9/30/2023	$11,163	$11,368	$11,977	$10,478
10/31/2023	$10,919	$11,166	$11,757	$10,313
11/30/2023	$11,544	$11,799	$12,474	$10,780
12/31/2023	$12,028	$12,294	$13,028	$11,193
1/31/2024	$12,025	$12,272	$13,023	$11,162
2/29/2024	$11,875	$12,095	$12,833	$11,004
3/31/2024	$12,071	$12,244	$13,010	$11,106
4/30/2024	$11,775	$11,939	$12,694	$10,825
5/31/2024	$12,022	$12,157	$12,940	$11,009
6/30/2024	$12,123	$12,238	$13,020	$11,113
7/31/2024	$12,372	$12,525	$13,329	$11,373
8/31/2024	$12,573	$12,720	$13,536	$11,536
9/30/2024	$12,722	$12,937	$13,770	$11,690
10/31/2024	$12,468	$12,625	$13,465	$11,401
11/30/2024	$12,619	$12,785	$13,663	$11,521
12/31/2024	$12,364	$12,544	$13,414	$11,332
1/31/2025	$12,469	$12,614	$13,492	$11,393
2/28/2025	$12,726	$12,871	$13,762	$11,643
3/31/2025	$12,623	$12,840	$13,711	$11,648
4/30/2025	$12,571	$12,848	$13,681	$11,693
5/31/2025	$12,571	$12,839	$13,718	$11,610
6/30/2025	$12,830	$13,074	$13,979	$11,788
7/31/2025	$12,829	$13,081	$13,995	$11,757
8/31/2025	$12,985	$13,219	$14,143	$11,898
9/30/2025	$13,142	$13,409	$14,357	$12,028
10/31/2025	$13,248	$13,469	$14,401	$12,103
11/30/2025	$13,299	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.39%	0.38%	2.89%
Class C with sales charge	4.39%	0.38%	2.89%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAUSX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-665-C

01/26

Class F

LAUFX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$63	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.63%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,854	$9,923	$9,873	$9,968
1/31/2016	$9,746	$9,975	$9,848	$10,105
2/29/2016	$9,748	$10,059	$9,921	$10,177
3/31/2016	$10,159	$10,312	$10,281	$10,270
4/30/2016	$10,383	$10,438	$10,473	$10,309
5/31/2016	$10,380	$10,434	$10,462	$10,312
6/30/2016	$10,604	$10,672	$10,718	$10,497
7/31/2016	$10,791	$10,811	$10,902	$10,564
8/31/2016	$10,864	$10,833	$10,945	$10,552
9/30/2016	$10,898	$10,803	$10,939	$10,545
10/31/2016	$10,891	$10,711	$10,869	$10,465
11/30/2016	$10,616	$10,419	$10,580	$10,217
12/31/2016	$10,725	$10,482	$10,667	$10,232
1/31/2017	$10,835	$10,517	$10,720	$10,252
2/28/2017	$10,945	$10,634	$10,850	$10,321
3/31/2017	$10,978	$10,618	$10,826	$10,315
4/30/2017	$11,050	$10,724	$10,949	$10,395
5/31/2017	$11,160	$10,839	$11,085	$10,475
6/30/2017	$11,193	$10,868	$11,121	$10,464
7/31/2017	$11,305	$10,947	$11,213	$10,509
8/31/2017	$11,339	$11,039	$11,286	$10,603
9/30/2017	$11,374	$11,014	$11,283	$10,553
10/31/2017	$11,409	$11,052	$11,335	$10,559
11/30/2017	$11,404	$11,042	$11,315	$10,546
12/31/2017	$11,479	$11,130	$11,424	$10,594
1/31/2018	$11,435	$11,026	$11,349	$10,472
2/28/2018	$11,312	$10,859	$11,161	$10,373
3/31/2018	$11,311	$10,893	$11,179	$10,439
4/30/2018	$11,229	$10,793	$11,074	$10,362
5/31/2018	$11,269	$10,848	$11,121	$10,435
6/30/2018	$11,228	$10,797	$11,048	$10,423
7/31/2018	$11,308	$10,875	$11,162	$10,425
8/31/2018	$11,307	$10,930	$11,209	$10,492
9/30/2018	$11,306	$10,893	$11,190	$10,425
10/31/2018	$11,181	$10,741	$11,011	$10,342
11/30/2018	$11,139	$10,733	$10,965	$10,404
12/31/2018	$11,181	$10,895	$11,099	$10,595
1/31/2019	$11,430	$11,130	$11,384	$10,708
2/28/2019	$11,514	$11,154	$11,426	$10,701
3/31/2019	$11,765	$11,426	$11,734	$10,907
4/30/2019	$11,848	$11,482	$11,839	$10,910
5/31/2019	$11,931	$11,651	$11,980	$11,103
6/30/2019	$12,184	$11,914	$12,305	$11,243
7/31/2019	$12,267	$11,975	$12,385	$11,268
8/31/2019	$12,521	$12,350	$12,752	$11,560
9/30/2019	$12,476	$12,269	$12,689	$11,498
10/31/2019	$12,558	$12,339	$12,778	$11,533
11/30/2019	$12,597	$12,362	$12,826	$11,527
12/31/2019	$12,637	$12,398	$12,903	$11,519
1/31/2020	$12,894	$12,688	$13,197	$11,740
2/29/2020	$12,976	$12,860	$13,331	$11,952
3/31/2020	$11,489	$12,008	$11,987	$11,881
4/30/2020	$12,102	$12,558	$12,755	$12,093
5/31/2020	$12,452	$12,762	$13,036	$12,149
6/30/2020	$12,758	$12,995	$13,366	$12,225
7/31/2020	$13,196	$13,396	$13,819	$12,408
8/31/2020	$13,147	$13,226	$13,674	$12,308
9/30/2020	$13,141	$13,190	$13,634	$12,301
10/31/2020	$13,087	$13,160	$13,636	$12,246
11/30/2020	$13,527	$13,495	$14,079	$12,366
12/31/2020	$13,654	$13,557	$14,178	$12,383
1/31/2021	$13,646	$13,396	$14,022	$12,295
2/28/2021	$13,500	$13,163	$13,802	$12,117
3/31/2021	$13,310	$12,954	$13,589	$11,966
4/30/2021	$13,482	$13,091	$13,738	$12,060
5/31/2021	$13,563	$13,186	$13,856	$12,100
6/30/2021	$13,781	$13,384	$14,098	$12,185
7/31/2021	$13,955	$13,558	$14,297	$12,321
8/31/2021	$13,945	$13,525	$14,255	$12,297
9/30/2021	$13,841	$13,381	$14,114	$12,191
10/31/2021	$13,830	$13,410	$14,147	$12,188
11/30/2021	$13,863	$13,421	$14,142	$12,224
12/31/2021	$13,893	$13,411	$14,146	$12,192
1/31/2022	$13,549	$12,980	$13,658	$11,930
2/28/2022	$13,300	$12,735	$13,371	$11,797
3/31/2022	$12,958	$12,415	$13,023	$11,469
4/30/2022	$12,423	$11,765	$12,293	$11,034
5/31/2022	$12,366	$11,869	$12,394	$11,105
6/30/2022	$11,975	$11,559	$12,008	$10,931
7/31/2022	$12,355	$11,910	$12,406	$11,198
8/31/2022	$12,015	$11,573	$12,056	$10,881
9/30/2022	$11,381	$10,987	$11,431	$10,411
10/31/2022	$11,280	$10,874	$11,345	$10,276
11/30/2022	$11,765	$11,414	$11,943	$10,654
12/31/2022	$11,713	$11,365	$11,897	$10,606
1/31/2023	$12,202	$11,798	$12,396	$10,932
2/28/2023	$11,853	$11,443	$11,993	$10,650
3/31/2023	$12,150	$11,757	$12,322	$10,920
4/30/2023	$12,250	$11,849	$12,415	$10,987
5/31/2023	$12,100	$11,684	$12,237	$10,867
6/30/2023	$12,100	$11,720	$12,310	$10,828
7/31/2023	$12,202	$11,756	$12,372	$10,821
8/31/2023	$12,102	$11,671	$12,283	$10,751
9/30/2023	$11,799	$11,368	$11,977	$10,478
10/31/2023	$11,547	$11,166	$11,757	$10,313
11/30/2023	$12,167	$11,799	$12,474	$10,780
12/31/2023	$12,688	$12,294	$13,028	$11,193
1/31/2024	$12,693	$12,272	$13,023	$11,162
2/29/2024	$12,592	$12,095	$12,833	$11,004
3/31/2024	$12,756	$12,244	$13,010	$11,106
4/30/2024	$12,500	$11,939	$12,694	$10,825
5/31/2024	$12,718	$12,157	$12,940	$11,009
6/30/2024	$12,833	$12,238	$13,020	$11,113
7/31/2024	$13,160	$12,525	$13,329	$11,373
8/31/2024	$13,329	$12,720	$13,536	$11,536
9/30/2024	$13,549	$12,937	$13,770	$11,690
10/31/2024	$13,232	$12,625	$13,465	$11,401
11/30/2024	$13,400	$12,785	$13,663	$11,521
12/31/2024	$13,191	$12,544	$13,414	$11,332
1/31/2025	$13,255	$12,614	$13,492	$11,393
2/28/2025	$13,538	$12,871	$13,762	$11,643
3/31/2025	$13,491	$12,840	$13,711	$11,648
4/30/2025	$13,389	$12,848	$13,681	$11,693
5/31/2025	$13,452	$12,839	$13,718	$11,610
6/30/2025	$13,739	$13,074	$13,979	$11,788
7/31/2025	$13,747	$13,081	$13,995	$11,757
8/31/2025	$13,924	$13,219	$14,143	$11,898
9/30/2025	$14,102	$13,409	$14,357	$12,028
10/31/2025	$14,167	$13,469	$14,401	$12,103
11/30/2025	$14,288	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.63%	1.10%	3.63%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAUFX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1013-F

01/26

Class F3

LOGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$44	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,099	$10,073	$10,086	$10,051
5/31/2017	$10,166	$10,182	$10,211	$10,128
6/30/2017	$10,198	$10,208	$10,244	$10,118
7/31/2017	$10,266	$10,283	$10,329	$10,162
8/31/2017	$10,335	$10,369	$10,396	$10,253
9/30/2017	$10,333	$10,346	$10,394	$10,204
10/31/2017	$10,402	$10,381	$10,442	$10,210
11/30/2017	$10,399	$10,372	$10,423	$10,197
12/31/2017	$10,469	$10,454	$10,524	$10,244
1/31/2018	$10,430	$10,357	$10,454	$10,126
2/28/2018	$10,320	$10,200	$10,281	$10,030
3/31/2018	$10,320	$10,232	$10,298	$10,094
4/30/2018	$10,247	$10,138	$10,201	$10,019
5/31/2018	$10,285	$10,190	$10,244	$10,091
6/30/2018	$10,249	$10,142	$10,177	$10,078
7/31/2018	$10,287	$10,215	$10,282	$10,080
8/31/2018	$10,325	$10,267	$10,326	$10,145
9/30/2018	$10,325	$10,232	$10,308	$10,080
10/31/2018	$10,213	$10,089	$10,143	$10,000
11/30/2018	$10,138	$10,082	$10,101	$10,060
12/31/2018	$10,216	$10,234	$10,224	$10,245
1/31/2019	$10,446	$10,455	$10,487	$10,354
2/28/2019	$10,524	$10,477	$10,525	$10,348
3/31/2019	$10,755	$10,732	$10,809	$10,546
4/30/2019	$10,832	$10,785	$10,906	$10,549
5/31/2019	$10,910	$10,944	$11,036	$10,736
6/30/2019	$11,143	$11,191	$11,335	$10,871
7/31/2019	$11,221	$11,249	$11,409	$10,895
8/31/2019	$11,454	$11,600	$11,746	$11,177
9/30/2019	$11,415	$11,524	$11,689	$11,118
10/31/2019	$11,452	$11,590	$11,771	$11,151
11/30/2019	$11,490	$11,612	$11,815	$11,146
12/31/2019	$11,567	$11,645	$11,886	$11,138
1/31/2020	$11,804	$11,918	$12,157	$11,352
2/29/2020	$11,881	$12,080	$12,280	$11,557
3/31/2020	$10,521	$11,279	$11,042	$11,489
4/30/2020	$11,085	$11,796	$11,749	$11,693
5/31/2020	$11,407	$11,987	$12,008	$11,747
6/30/2020	$11,689	$12,206	$12,313	$11,821
7/31/2020	$12,092	$12,583	$12,730	$11,998
8/31/2020	$12,049	$12,423	$12,596	$11,901
9/30/2020	$12,045	$12,389	$12,559	$11,894
10/31/2020	$11,998	$12,362	$12,561	$11,841
11/30/2020	$12,403	$12,677	$12,969	$11,958
12/31/2020	$12,521	$12,734	$13,060	$11,974
1/31/2021	$12,515	$12,583	$12,916	$11,888
2/28/2021	$12,384	$12,365	$12,714	$11,716
3/31/2021	$12,210	$12,168	$12,517	$11,570
4/30/2021	$12,370	$12,297	$12,655	$11,662
5/31/2021	$12,447	$12,386	$12,764	$11,700
6/30/2021	$12,649	$12,572	$12,987	$11,782
7/31/2021	$12,810	$12,735	$13,170	$11,914
8/31/2021	$12,803	$12,705	$13,131	$11,891
9/30/2021	$12,710	$12,569	$13,001	$11,788
10/31/2021	$12,701	$12,596	$13,031	$11,785
11/30/2021	$12,733	$12,607	$13,027	$11,820
12/31/2021	$12,719	$12,597	$13,031	$11,789
1/31/2022	$12,449	$12,193	$12,581	$11,535
2/28/2022	$12,222	$11,963	$12,317	$11,407
3/31/2022	$11,909	$11,662	$11,997	$11,090
4/30/2022	$11,420	$11,051	$11,324	$10,669
5/31/2022	$11,369	$11,149	$11,417	$10,738
6/30/2022	$11,011	$10,858	$11,061	$10,569
7/31/2022	$11,363	$11,187	$11,428	$10,828
8/31/2022	$11,052	$10,871	$11,105	$10,522
9/30/2022	$10,471	$10,320	$10,530	$10,067
10/31/2022	$10,379	$10,214	$10,451	$9,937
11/30/2022	$10,826	$10,721	$11,001	$10,302
12/31/2022	$10,781	$10,675	$10,959	$10,256
1/31/2023	$11,232	$11,082	$11,419	$10,571
2/28/2023	$10,912	$10,749	$11,047	$10,298
3/31/2023	$11,188	$11,043	$11,350	$10,559
4/30/2023	$11,281	$11,130	$11,436	$10,623
5/31/2023	$11,145	$10,975	$11,272	$10,508
6/30/2023	$11,146	$11,009	$11,339	$10,470
7/31/2023	$11,242	$11,043	$11,396	$10,463
8/31/2023	$11,151	$10,963	$11,315	$10,396
9/30/2023	$10,874	$10,678	$11,032	$10,132
10/31/2023	$10,690	$10,488	$10,830	$9,972
11/30/2023	$11,263	$11,083	$11,490	$10,424
12/31/2023	$11,745	$11,548	$12,001	$10,823
1/31/2024	$11,751	$11,528	$11,996	$10,793
2/29/2024	$11,612	$11,361	$11,821	$10,640
3/31/2024	$11,812	$11,501	$11,984	$10,739
4/30/2024	$11,530	$11,215	$11,693	$10,467
5/31/2024	$11,782	$11,419	$11,919	$10,645
6/30/2024	$11,889	$11,495	$11,994	$10,746
7/31/2024	$12,143	$11,765	$12,278	$10,997
8/31/2024	$12,351	$11,948	$12,468	$11,155
9/30/2024	$12,506	$12,152	$12,685	$11,304
10/31/2024	$12,265	$11,859	$12,403	$11,024
11/30/2024	$12,422	$12,010	$12,586	$11,140
12/31/2024	$12,180	$11,783	$12,357	$10,958
1/31/2025	$12,292	$11,849	$12,428	$11,016
2/28/2025	$12,555	$12,090	$12,677	$11,258
3/31/2025	$12,514	$12,061	$12,630	$11,263
4/30/2025	$12,421	$12,069	$12,602	$11,307
5/31/2025	$12,430	$12,060	$12,636	$11,226
6/30/2025	$12,697	$12,280	$12,877	$11,399
7/31/2025	$12,706	$12,287	$12,892	$11,368
8/31/2025	$12,872	$12,416	$13,028	$11,504
9/30/2025	$13,038	$12,596	$13,225	$11,630
10/31/2025	$13,154	$12,651	$13,266	$11,703
11/30/2025	$13,215	$12,730	$13,348	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.38%	1.28%	3.27%
Bloomberg US Credit Bond Index	6.00%	0.08%	2.83%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8973-F3

01/26

Class I

LAUYX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,923	$9,873	$9,968
1/31/2016	$9,747	$9,975	$9,848	$10,105
2/29/2016	$9,750	$10,059	$9,921	$10,177
3/31/2016	$10,162	$10,312	$10,281	$10,270
4/30/2016	$10,387	$10,438	$10,473	$10,309
5/31/2016	$10,385	$10,434	$10,462	$10,312
6/30/2016	$10,611	$10,672	$10,718	$10,497
7/31/2016	$10,798	$10,811	$10,902	$10,564
8/31/2016	$10,873	$10,833	$10,945	$10,552
9/30/2016	$10,907	$10,803	$10,939	$10,545
10/31/2016	$10,901	$10,711	$10,869	$10,465
11/30/2016	$10,627	$10,419	$10,580	$10,217
12/31/2016	$10,737	$10,482	$10,667	$10,232
1/31/2017	$10,848	$10,517	$10,720	$10,252
2/28/2017	$10,959	$10,634	$10,850	$10,321
3/31/2017	$10,993	$10,618	$10,826	$10,315
4/30/2017	$11,066	$10,724	$10,949	$10,395
5/31/2017	$11,178	$10,839	$11,085	$10,475
6/30/2017	$11,212	$10,868	$11,121	$10,464
7/31/2017	$11,285	$10,947	$11,213	$10,509
8/31/2017	$11,360	$11,039	$11,286	$10,603
9/30/2017	$11,396	$11,014	$11,283	$10,553
10/31/2017	$11,432	$11,052	$11,335	$10,559
11/30/2017	$11,428	$11,042	$11,315	$10,546
12/31/2017	$11,504	$11,130	$11,424	$10,594
1/31/2018	$11,460	$11,026	$11,349	$10,472
2/28/2018	$11,338	$10,859	$11,161	$10,373
3/31/2018	$11,338	$10,893	$11,179	$10,439
4/30/2018	$11,257	$10,793	$11,074	$10,362
5/31/2018	$11,298	$10,848	$11,121	$10,435
6/30/2018	$11,257	$10,797	$11,048	$10,423
7/31/2018	$11,338	$10,875	$11,162	$10,425
8/31/2018	$11,339	$10,930	$11,209	$10,492
9/30/2018	$11,338	$10,893	$11,190	$10,425
10/31/2018	$11,214	$10,741	$11,011	$10,342
11/30/2018	$11,132	$10,733	$10,965	$10,404
12/31/2018	$11,216	$10,895	$11,099	$10,595
1/31/2019	$11,467	$11,130	$11,384	$10,708
2/28/2019	$11,552	$11,154	$11,426	$10,701
3/31/2019	$11,805	$11,426	$11,734	$10,907
4/30/2019	$11,889	$11,482	$11,839	$10,910
5/31/2019	$11,974	$11,651	$11,980	$11,103
6/30/2019	$12,229	$11,914	$12,305	$11,243
7/31/2019	$12,313	$11,975	$12,385	$11,268
8/31/2019	$12,569	$12,350	$12,752	$11,560
9/30/2019	$12,525	$12,269	$12,689	$11,498
10/31/2019	$12,608	$12,339	$12,778	$11,533
11/30/2019	$12,649	$12,362	$12,826	$11,527
12/31/2019	$12,689	$12,398	$12,903	$11,519
1/31/2020	$12,949	$12,688	$13,197	$11,740
2/29/2020	$13,033	$12,860	$13,331	$11,952
3/31/2020	$11,540	$12,008	$11,987	$11,881
4/30/2020	$12,157	$12,558	$12,755	$12,093
5/31/2020	$12,509	$12,762	$13,036	$12,149
6/30/2020	$12,818	$12,995	$13,366	$12,225
7/31/2020	$13,259	$13,396	$13,819	$12,408
8/31/2020	$13,210	$13,226	$13,674	$12,308
9/30/2020	$13,205	$13,190	$13,634	$12,301
10/31/2020	$13,153	$13,160	$13,636	$12,246
11/30/2020	$13,596	$13,495	$14,079	$12,366
12/31/2020	$13,725	$13,557	$14,178	$12,383
1/31/2021	$13,718	$13,396	$14,022	$12,295
2/28/2021	$13,573	$13,163	$13,802	$12,117
3/31/2021	$13,382	$12,954	$13,589	$11,966
4/30/2021	$13,556	$13,091	$13,738	$12,060
5/31/2021	$13,639	$13,186	$13,856	$12,100
6/30/2021	$13,860	$13,384	$14,098	$12,185
7/31/2021	$14,036	$13,558	$14,297	$12,321
8/31/2021	$14,027	$13,525	$14,255	$12,297
9/30/2021	$13,924	$13,381	$14,114	$12,191
10/31/2021	$13,960	$13,410	$14,147	$12,188
11/30/2021	$13,948	$13,421	$14,142	$12,224
12/31/2021	$13,979	$13,411	$14,146	$12,192
1/31/2022	$13,634	$12,980	$13,658	$11,930
2/28/2022	$13,433	$12,735	$13,371	$11,797
3/31/2022	$13,041	$12,415	$13,023	$11,469
4/30/2022	$12,504	$11,765	$12,293	$11,034
5/31/2022	$12,448	$11,869	$12,394	$11,105
6/30/2022	$12,055	$11,559	$12,008	$10,931
7/31/2022	$12,439	$11,910	$12,406	$11,198
8/31/2022	$12,098	$11,573	$12,056	$10,881
9/30/2022	$11,461	$10,987	$11,431	$10,411
10/31/2022	$11,360	$10,874	$11,345	$10,276
11/30/2022	$11,849	$11,414	$11,943	$10,654
12/31/2022	$11,798	$11,365	$11,897	$10,606
1/31/2023	$12,291	$11,798	$12,396	$10,932
2/28/2023	$11,941	$11,443	$11,993	$10,650
3/31/2023	$12,292	$11,757	$12,322	$10,920
4/30/2023	$12,393	$11,849	$12,415	$10,987
5/31/2023	$12,193	$11,684	$12,237	$10,867
6/30/2023	$12,245	$11,720	$12,310	$10,828
7/31/2023	$12,297	$11,756	$12,372	$10,821
8/31/2023	$12,249	$11,671	$12,283	$10,751
9/30/2023	$11,893	$11,368	$11,977	$10,478
10/31/2023	$11,692	$11,166	$11,757	$10,313
11/30/2023	$12,318	$11,799	$12,474	$10,780
12/31/2023	$12,845	$12,294	$13,028	$11,193
1/31/2024	$12,850	$12,272	$13,023	$11,162
2/29/2024	$12,750	$12,095	$12,833	$11,004
3/31/2024	$12,916	$12,244	$13,010	$11,106
4/30/2024	$12,607	$11,939	$12,694	$10,825
5/31/2024	$12,881	$12,157	$12,940	$11,009
6/30/2024	$12,998	$12,238	$13,020	$11,113
7/31/2024	$13,275	$12,525	$13,329	$11,373
8/31/2024	$13,501	$12,720	$13,536	$11,536
9/30/2024	$13,670	$12,937	$13,770	$11,690
10/31/2024	$13,406	$12,625	$13,465	$11,401
11/30/2024	$13,577	$12,785	$13,663	$11,521
12/31/2024	$13,312	$12,544	$13,414	$11,332
1/31/2025	$13,434	$12,614	$13,492	$11,393
2/28/2025	$13,720	$12,871	$13,762	$11,643
3/31/2025	$13,674	$12,840	$13,711	$11,648
4/30/2025	$13,572	$12,848	$13,681	$11,693
5/31/2025	$13,581	$12,839	$13,718	$11,610
6/30/2025	$13,872	$13,074	$13,979	$11,788
7/31/2025	$13,881	$13,081	$13,995	$11,757
8/31/2025	$14,061	$13,219	$14,143	$11,898
9/30/2025	$14,299	$13,409	$14,357	$12,028
10/31/2025	$14,367	$13,469	$14,401	$12,103
11/30/2025	$14,490	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.73%	1.28%	3.78%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAUYX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1427-I

01/26

Class R2

LAUQX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$114	1.11%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.66%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$9,923	$9,873	$9,968
1/31/2016	$9,777	$9,975	$9,848	$10,105
2/29/2016	$9,738	$10,059	$9,921	$10,177
3/31/2016	$10,179	$10,312	$10,281	$10,270
4/30/2016	$10,359	$10,438	$10,473	$10,309
5/31/2016	$10,353	$10,434	$10,462	$10,312
6/30/2016	$10,571	$10,672	$10,718	$10,497
7/31/2016	$10,751	$10,811	$10,902	$10,564
8/31/2016	$10,857	$10,833	$10,945	$10,552
9/30/2016	$10,849	$10,803	$10,939	$10,545
10/31/2016	$10,837	$10,711	$10,869	$10,465
11/30/2016	$10,599	$10,419	$10,580	$10,217
12/31/2016	$10,665	$10,482	$10,667	$10,232
1/31/2017	$10,769	$10,517	$10,720	$10,252
2/28/2017	$10,912	$10,634	$10,850	$10,321
3/31/2017	$10,902	$10,618	$10,826	$10,315
4/30/2017	$11,008	$10,724	$10,949	$10,395
5/31/2017	$11,112	$10,839	$11,085	$10,475
6/30/2017	$11,102	$10,868	$11,121	$10,464
7/31/2017	$11,208	$10,947	$11,213	$10,509
8/31/2017	$11,276	$11,039	$11,286	$10,603
9/30/2017	$11,267	$11,014	$11,283	$10,553
10/31/2017	$11,297	$11,052	$11,335	$10,559
11/30/2017	$11,288	$11,042	$11,315	$10,546
12/31/2017	$11,356	$11,130	$11,424	$10,594
1/31/2018	$11,348	$11,026	$11,349	$10,472
2/28/2018	$11,184	$10,859	$11,161	$10,373
3/31/2018	$11,178	$10,893	$11,179	$10,439
4/30/2018	$11,134	$10,793	$11,074	$10,362
5/31/2018	$11,129	$10,848	$11,121	$10,435
6/30/2018	$11,084	$10,797	$11,048	$10,423
7/31/2018	$11,158	$10,875	$11,162	$10,425
8/31/2018	$11,193	$10,930	$11,209	$10,492
9/30/2018	$11,187	$10,893	$11,190	$10,425
10/31/2018	$11,020	$10,741	$11,011	$10,342
11/30/2018	$10,976	$10,733	$10,965	$10,404
12/31/2018	$11,053	$10,895	$11,099	$10,595
1/31/2019	$11,292	$11,130	$11,384	$10,708
2/28/2019	$11,329	$11,154	$11,426	$10,701
3/31/2019	$11,570	$11,426	$11,734	$10,907
4/30/2019	$11,647	$11,482	$11,839	$10,910
5/31/2019	$11,765	$11,651	$11,980	$11,103
6/30/2019	$12,007	$11,914	$12,305	$11,243
7/31/2019	$12,084	$11,975	$12,385	$11,268
8/31/2019	$12,284	$12,350	$12,752	$11,560
9/30/2019	$12,236	$12,269	$12,689	$11,498
10/31/2019	$12,311	$12,339	$12,778	$11,533
11/30/2019	$12,344	$12,362	$12,826	$11,527
12/31/2019	$12,378	$12,398	$12,903	$11,519
1/31/2020	$12,623	$12,688	$13,197	$11,740
2/29/2020	$12,699	$12,860	$13,331	$11,952
3/31/2020	$11,248	$12,008	$11,987	$11,881
4/30/2020	$11,840	$12,558	$12,755	$12,093
5/31/2020	$12,175	$12,762	$13,036	$12,149
6/30/2020	$12,467	$12,995	$13,366	$12,225
7/31/2020	$12,887	$13,396	$13,819	$12,408
8/31/2020	$12,877	$13,226	$13,674	$12,308
9/30/2020	$12,823	$13,190	$13,634	$12,301
10/31/2020	$12,767	$13,160	$13,636	$12,246
11/30/2020	$13,188	$13,495	$14,079	$12,366
12/31/2020	$13,349	$13,557	$14,178	$12,383
1/31/2021	$13,292	$13,396	$14,022	$12,295
2/28/2021	$13,146	$13,163	$13,802	$12,117
3/31/2021	$12,956	$12,954	$13,589	$11,966
4/30/2021	$13,118	$13,091	$13,738	$12,060
5/31/2021	$13,191	$13,186	$13,856	$12,100
6/30/2021	$13,397	$13,384	$14,098	$12,185
7/31/2021	$13,559	$13,558	$14,297	$12,321
8/31/2021	$13,544	$13,525	$14,255	$12,297
9/30/2021	$13,439	$13,381	$14,114	$12,191
10/31/2021	$13,422	$13,410	$14,147	$12,188
11/30/2021	$13,449	$13,421	$14,142	$12,224
12/31/2021	$13,472	$13,411	$14,146	$12,192
1/31/2022	$13,136	$12,980	$13,658	$11,930
2/28/2022	$12,892	$12,735	$13,371	$11,797
3/31/2022	$12,557	$12,415	$13,023	$11,469
4/30/2022	$12,038	$11,765	$12,293	$11,034
5/31/2022	$11,978	$11,869	$12,394	$11,105
6/30/2022	$11,598	$11,559	$12,008	$10,931
7/31/2022	$11,958	$11,910	$12,406	$11,198
8/31/2022	$11,627	$11,573	$12,056	$10,881
9/30/2022	$11,015	$10,987	$11,431	$10,411
10/31/2022	$10,913	$10,874	$11,345	$10,276
11/30/2022	$11,374	$11,414	$11,943	$10,654
12/31/2022	$11,320	$11,365	$11,897	$10,606
1/31/2023	$11,783	$11,798	$12,396	$10,932
2/28/2023	$11,445	$11,443	$11,993	$10,650
3/31/2023	$11,725	$11,757	$12,322	$10,920
4/30/2023	$11,816	$11,849	$12,415	$10,987
5/31/2023	$11,620	$11,684	$12,237	$10,867
6/30/2023	$11,664	$11,720	$12,310	$10,828
7/31/2023	$11,757	$11,756	$12,372	$10,821
8/31/2023	$11,657	$11,671	$12,283	$10,751
9/30/2023	$11,363	$11,368	$11,977	$10,478
10/31/2023	$11,118	$11,166	$11,757	$10,313
11/30/2023	$11,706	$11,799	$12,474	$10,780
12/31/2023	$12,248	$12,294	$13,028	$11,193
1/31/2024	$12,247	$12,272	$13,023	$11,162
2/29/2024	$12,097	$12,095	$12,833	$11,004
3/31/2024	$12,298	$12,244	$13,010	$11,106
4/30/2024	$12,000	$11,939	$12,694	$10,825
5/31/2024	$12,204	$12,157	$12,940	$11,009
6/30/2024	$12,308	$12,238	$13,020	$11,113
7/31/2024	$12,614	$12,525	$13,329	$11,373
8/31/2024	$12,821	$12,720	$13,536	$11,536
9/30/2024	$12,975	$12,937	$13,770	$11,690
10/31/2024	$12,668	$12,625	$13,465	$11,401
11/30/2024	$12,875	$12,785	$13,663	$11,521
12/31/2024	$12,619	$12,544	$13,414	$11,332
1/31/2025	$12,728	$12,614	$13,492	$11,393
2/28/2025	$12,992	$12,871	$13,762	$11,643
3/31/2025	$12,890	$12,840	$13,711	$11,648
4/30/2025	$12,841	$12,848	$13,681	$11,693
5/31/2025	$12,843	$12,839	$13,718	$11,610
6/30/2025	$13,111	$13,074	$13,979	$11,788
7/31/2025	$13,113	$13,081	$13,995	$11,757
8/31/2025	$13,275	$13,219	$14,143	$11,898
9/30/2025	$13,438	$13,409	$14,357	$12,028
10/31/2025	$13,549	$13,469	$14,401	$12,103
11/30/2025	$13,604	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.66%	0.62%	3.13%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAUQX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1083-R2

01/26

Class R3

LAURX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$104	1.01%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.77%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$9,923	$9,873	$9,968
1/31/2016	$9,740	$9,975	$9,848	$10,105
2/29/2016	$9,740	$10,059	$9,921	$10,177
3/31/2016	$10,146	$10,312	$10,281	$10,270
4/30/2016	$10,365	$10,438	$10,473	$10,309
5/31/2016	$10,359	$10,434	$10,462	$10,312
6/30/2016	$10,579	$10,672	$10,718	$10,497
7/31/2016	$10,761	$10,811	$10,902	$10,564
8/31/2016	$10,830	$10,833	$10,945	$10,552
9/30/2016	$10,861	$10,803	$10,939	$10,545
10/31/2016	$10,849	$10,711	$10,869	$10,465
11/30/2016	$10,573	$10,419	$10,580	$10,217
12/31/2016	$10,678	$10,482	$10,667	$10,232
1/31/2017	$10,784	$10,517	$10,720	$10,252
2/28/2017	$10,890	$10,634	$10,850	$10,321
3/31/2017	$10,881	$10,618	$10,826	$10,315
4/30/2017	$10,988	$10,724	$10,949	$10,395
5/31/2017	$11,093	$10,839	$11,085	$10,475
6/30/2017	$11,122	$10,868	$11,121	$10,464
7/31/2017	$11,191	$10,947	$11,213	$10,509
8/31/2017	$11,260	$11,039	$11,286	$10,603
9/30/2017	$11,252	$11,014	$11,283	$10,553
10/31/2017	$11,322	$11,052	$11,335	$10,559
11/30/2017	$11,313	$11,042	$11,315	$10,546
12/31/2017	$11,384	$11,130	$11,424	$10,594
1/31/2018	$11,336	$11,026	$11,349	$10,472
2/28/2018	$11,212	$10,859	$11,161	$10,373
3/31/2018	$11,207	$10,893	$11,179	$10,439
4/30/2018	$11,123	$10,793	$11,074	$10,362
5/31/2018	$11,119	$10,848	$11,121	$10,435
6/30/2018	$11,114	$10,797	$11,048	$10,423
7/31/2018	$11,150	$10,875	$11,162	$10,425
8/31/2018	$11,186	$10,930	$11,209	$10,492
9/30/2018	$11,181	$10,893	$11,190	$10,425
10/31/2018	$11,054	$10,741	$11,011	$10,342
11/30/2018	$10,969	$10,733	$10,965	$10,404
12/31/2018	$11,047	$10,895	$11,099	$10,595
1/31/2019	$11,289	$11,130	$11,384	$10,708
2/28/2019	$11,368	$11,154	$11,426	$10,701
3/31/2019	$11,570	$11,426	$11,734	$10,907
4/30/2019	$11,690	$11,482	$11,839	$10,910
5/31/2019	$11,768	$11,651	$11,980	$11,103
6/30/2019	$12,013	$11,914	$12,305	$11,243
7/31/2019	$12,091	$11,975	$12,385	$11,268
8/31/2019	$12,336	$12,350	$12,752	$11,560
9/30/2019	$12,288	$12,269	$12,689	$11,498
10/31/2019	$12,322	$12,339	$12,778	$11,533
11/30/2019	$12,357	$12,362	$12,826	$11,527
12/31/2019	$12,434	$12,398	$12,903	$11,519
1/31/2020	$12,682	$12,688	$13,197	$11,740
2/29/2020	$12,759	$12,860	$13,331	$11,952
3/31/2020	$11,298	$12,008	$11,987	$11,881
4/30/2020	$11,895	$12,558	$12,755	$12,093
5/31/2020	$12,233	$12,762	$13,036	$12,149
6/30/2020	$12,529	$12,995	$13,366	$12,225
7/31/2020	$12,954	$13,396	$13,819	$12,408
8/31/2020	$12,901	$13,226	$13,674	$12,308
9/30/2020	$12,891	$13,190	$13,634	$12,301
10/31/2020	$12,835	$13,160	$13,636	$12,246
11/30/2020	$13,261	$13,495	$14,079	$12,366
12/31/2020	$13,380	$13,557	$14,178	$12,383
1/31/2021	$13,368	$13,396	$14,022	$12,295
2/28/2021	$13,222	$13,163	$13,802	$12,117
3/31/2021	$13,031	$12,954	$13,589	$11,966
4/30/2021	$13,195	$13,091	$13,738	$12,060
5/31/2021	$13,270	$13,186	$13,856	$12,100
6/30/2021	$13,479	$13,384	$14,098	$12,185
7/31/2021	$13,644	$13,558	$14,297	$12,321
8/31/2021	$13,629	$13,525	$14,255	$12,297
9/30/2021	$13,524	$13,381	$14,114	$12,191
10/31/2021	$13,508	$13,410	$14,147	$12,188
11/30/2021	$13,537	$13,421	$14,142	$12,224
12/31/2021	$13,515	$13,411	$14,146	$12,192
1/31/2022	$13,222	$12,980	$13,658	$11,930
2/28/2022	$12,977	$12,735	$13,371	$11,797
3/31/2022	$12,640	$12,415	$13,023	$11,469
4/30/2022	$12,070	$11,765	$12,293	$11,034
5/31/2022	$12,057	$11,869	$12,394	$11,105
6/30/2022	$11,673	$11,559	$12,008	$10,931
7/31/2022	$12,039	$11,910	$12,406	$11,198
8/31/2022	$11,705	$11,573	$12,056	$10,881
9/30/2022	$11,086	$10,987	$11,431	$10,411
10/31/2022	$10,984	$10,874	$11,345	$10,276
11/30/2022	$11,451	$11,414	$11,943	$10,654
12/31/2022	$11,397	$11,365	$11,897	$10,606
1/31/2023	$11,867	$11,798	$12,396	$10,932
2/28/2023	$11,525	$11,443	$11,993	$10,650
3/31/2023	$11,810	$11,757	$12,322	$10,920
4/30/2023	$11,903	$11,849	$12,415	$10,987
5/31/2023	$11,753	$11,684	$12,237	$10,867
6/30/2023	$11,750	$11,720	$12,310	$10,828
7/31/2023	$11,845	$11,756	$12,372	$10,821
8/31/2023	$11,744	$11,671	$12,283	$10,751
9/30/2023	$11,448	$11,368	$11,977	$10,478
10/31/2023	$11,201	$11,166	$11,757	$10,313
11/30/2023	$11,796	$11,799	$12,474	$10,780
12/31/2023	$12,345	$12,294	$13,028	$11,193
1/31/2024	$12,296	$12,272	$13,023	$11,162
2/29/2024	$12,195	$12,095	$12,833	$11,004
3/31/2024	$12,349	$12,244	$13,010	$11,106
4/30/2024	$12,099	$11,939	$12,694	$10,825
5/31/2024	$12,305	$12,157	$12,940	$11,009
6/30/2024	$12,412	$12,238	$13,020	$11,113
7/31/2024	$12,722	$12,525	$13,329	$11,373
8/31/2024	$12,882	$12,720	$13,536	$11,536
9/30/2024	$13,089	$12,937	$13,770	$11,690
10/31/2024	$12,780	$12,625	$13,465	$11,401
11/30/2024	$12,990	$12,785	$13,663	$11,521
12/31/2024	$12,732	$12,544	$13,414	$11,332
1/31/2025	$12,843	$12,614	$13,492	$11,393
2/28/2025	$13,111	$12,871	$13,762	$11,643
3/31/2025	$13,009	$12,840	$13,711	$11,648
4/30/2025	$12,907	$12,848	$13,681	$11,693
5/31/2025	$12,963	$12,839	$13,718	$11,610
6/30/2025	$13,235	$13,074	$13,979	$11,788
7/31/2025	$13,238	$13,081	$13,995	$11,757
8/31/2025	$13,404	$13,219	$14,143	$11,898
9/30/2025	$13,570	$13,409	$14,357	$12,028
10/31/2025	$13,628	$13,469	$14,401	$12,103
11/30/2025	$13,740	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.77%	0.71%	3.23%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAURX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2057-R3

01/26

Class R4

LAUKX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$78	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,853	$9,923	$9,873	$9,968
1/31/2016	$9,743	$9,975	$9,848	$10,105
2/29/2016	$9,744	$10,059	$9,921	$10,177
3/31/2016	$10,192	$10,312	$10,281	$10,270
4/30/2016	$10,377	$10,438	$10,473	$10,309
5/31/2016	$10,373	$10,434	$10,462	$10,312
6/30/2016	$10,596	$10,672	$10,718	$10,497
7/31/2016	$10,781	$10,811	$10,902	$10,564
8/31/2016	$10,891	$10,833	$10,945	$10,552
9/30/2016	$10,885	$10,803	$10,939	$10,545
10/31/2016	$10,876	$10,711	$10,869	$10,465
11/30/2016	$10,639	$10,419	$10,580	$10,217
12/31/2016	$10,709	$10,482	$10,667	$10,232
1/31/2017	$10,817	$10,517	$10,720	$10,252
2/28/2017	$10,926	$10,634	$10,850	$10,321
3/31/2017	$10,958	$10,618	$10,826	$10,315
4/30/2017	$11,067	$10,724	$10,949	$10,395
5/31/2017	$11,176	$10,839	$11,085	$10,475
6/30/2017	$11,169	$10,868	$11,121	$10,464
7/31/2017	$11,279	$10,947	$11,213	$10,509
8/31/2017	$11,351	$11,039	$11,286	$10,603
9/30/2017	$11,346	$11,014	$11,283	$10,553
10/31/2017	$11,379	$11,052	$11,335	$10,559
11/30/2017	$11,372	$11,042	$11,315	$10,546
12/31/2017	$11,446	$11,130	$11,424	$10,594
1/31/2018	$11,400	$11,026	$11,349	$10,472
2/28/2018	$11,277	$10,859	$11,161	$10,373
3/31/2018	$11,274	$10,893	$11,179	$10,439
4/30/2018	$11,192	$10,793	$11,074	$10,362
5/31/2018	$11,230	$10,848	$11,121	$10,435
6/30/2018	$11,187	$10,797	$11,048	$10,423
7/31/2018	$11,266	$10,875	$11,162	$10,425
8/31/2018	$11,264	$10,930	$11,209	$10,492
9/30/2018	$11,261	$10,893	$11,190	$10,425
10/31/2018	$11,135	$10,741	$11,011	$10,342
11/30/2018	$11,051	$10,733	$10,965	$10,404
12/31/2018	$11,132	$10,895	$11,099	$10,595
1/31/2019	$11,379	$11,130	$11,384	$10,708
2/28/2019	$11,461	$11,154	$11,426	$10,701
3/31/2019	$11,710	$11,426	$11,734	$10,907
4/30/2019	$11,791	$11,482	$11,839	$10,910
5/31/2019	$11,873	$11,651	$11,980	$11,103
6/30/2019	$12,124	$11,914	$12,305	$11,243
7/31/2019	$12,205	$11,975	$12,385	$11,268
8/31/2019	$12,456	$12,350	$12,752	$11,560
9/30/2019	$12,409	$12,269	$12,689	$11,498
10/31/2019	$12,447	$12,339	$12,778	$11,533
11/30/2019	$12,484	$12,362	$12,826	$11,527
12/31/2019	$12,565	$12,398	$12,903	$11,519
1/31/2020	$12,819	$12,688	$13,197	$11,740
2/29/2020	$12,899	$12,860	$13,331	$11,952
3/31/2020	$11,420	$12,008	$11,987	$11,881
4/30/2020	$12,028	$12,558	$12,755	$12,093
5/31/2020	$12,374	$12,762	$13,036	$12,149
6/30/2020	$12,676	$12,995	$13,366	$12,225
7/31/2020	$13,110	$13,396	$13,819	$12,408
8/31/2020	$13,059	$13,226	$13,674	$12,308
9/30/2020	$13,052	$13,190	$13,634	$12,301
10/31/2020	$12,997	$13,160	$13,636	$12,246
11/30/2020	$13,433	$13,495	$14,079	$12,366
12/31/2020	$13,557	$13,557	$14,178	$12,383
1/31/2021	$13,547	$13,396	$14,022	$12,295
2/28/2021	$13,401	$13,163	$13,802	$12,117
3/31/2021	$13,210	$12,954	$13,589	$11,966
4/30/2021	$13,379	$13,091	$13,738	$12,060
5/31/2021	$13,458	$13,186	$13,856	$12,100
6/30/2021	$13,673	$13,384	$14,098	$12,185
7/31/2021	$13,844	$13,558	$14,297	$12,321
8/31/2021	$13,832	$13,525	$14,255	$12,297
9/30/2021	$13,728	$13,381	$14,114	$12,191
10/31/2021	$13,714	$13,410	$14,147	$12,188
11/30/2021	$13,746	$13,421	$14,142	$12,224
12/31/2021	$13,774	$13,411	$14,146	$12,192
1/31/2022	$13,431	$12,980	$13,658	$11,930
2/28/2022	$13,183	$12,735	$13,371	$11,797
3/31/2022	$12,842	$12,415	$13,023	$11,469
4/30/2022	$12,311	$11,765	$12,293	$11,034
5/31/2022	$12,253	$11,869	$12,394	$11,105
6/30/2022	$11,864	$11,559	$12,008	$10,931
7/31/2022	$12,239	$11,910	$12,406	$11,198
8/31/2022	$11,901	$11,573	$12,056	$10,881
9/30/2022	$11,320	$10,987	$11,431	$10,411
10/31/2022	$11,170	$10,874	$11,345	$10,276
11/30/2022	$11,648	$11,414	$11,943	$10,654
12/31/2022	$11,596	$11,365	$11,897	$10,606
1/31/2023	$12,078	$11,798	$12,396	$10,932
2/28/2023	$11,731	$11,443	$11,993	$10,650
3/31/2023	$12,073	$11,757	$12,322	$10,920
4/30/2023	$12,171	$11,849	$12,415	$10,987
5/31/2023	$11,971	$11,684	$12,237	$10,867
6/30/2023	$12,020	$11,720	$12,310	$10,828
7/31/2023	$12,069	$11,756	$12,372	$10,821
8/31/2023	$12,019	$11,671	$12,283	$10,751
9/30/2023	$11,668	$11,368	$11,977	$10,478
10/31/2023	$11,468	$11,166	$11,757	$10,313
11/30/2023	$12,079	$11,799	$12,474	$10,780
12/31/2023	$12,593	$12,294	$13,028	$11,193
1/31/2024	$12,596	$12,272	$13,023	$11,162
2/29/2024	$12,496	$12,095	$12,833	$11,004
3/31/2024	$12,656	$12,244	$13,010	$11,106
4/30/2024	$12,350	$11,939	$12,694	$10,825
5/31/2024	$12,616	$12,157	$12,940	$11,009
6/30/2024	$12,728	$12,238	$13,020	$11,113
7/31/2024	$12,996	$12,525	$13,329	$11,373
8/31/2024	$13,215	$12,720	$13,536	$11,536
9/30/2024	$13,378	$12,937	$13,770	$11,690
10/31/2024	$13,116	$12,625	$13,465	$11,401
11/30/2024	$13,281	$12,785	$13,663	$11,521
12/31/2024	$13,019	$12,544	$13,414	$11,332
1/31/2025	$13,136	$12,614	$13,492	$11,393
2/28/2025	$13,413	$12,871	$13,762	$11,643
3/31/2025	$13,365	$12,840	$13,711	$11,648
4/30/2025	$13,263	$12,848	$13,681	$11,693
5/31/2025	$13,269	$12,839	$13,718	$11,610
6/30/2025	$13,551	$13,074	$13,979	$11,788
7/31/2025	$13,557	$13,081	$13,995	$11,757
8/31/2025	$13,730	$13,219	$14,143	$11,898
9/30/2025	$13,959	$13,409	$14,357	$12,028
10/31/2025	$14,022	$13,469	$14,401	$12,103
11/30/2025	$14,140	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.46%	1.03%	3.52%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAUKX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8709-R4

01/26

Class R5

LAUTX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$53	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.73%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,855	$9,923	$9,873	$9,968
1/31/2016	$9,748	$9,975	$9,848	$10,105
2/29/2016	$9,751	$10,059	$9,921	$10,177
3/31/2016	$10,163	$10,312	$10,281	$10,270
4/30/2016	$10,387	$10,438	$10,473	$10,309
5/31/2016	$10,386	$10,434	$10,462	$10,312
6/30/2016	$10,611	$10,672	$10,718	$10,497
7/31/2016	$10,799	$10,811	$10,902	$10,564
8/31/2016	$10,873	$10,833	$10,945	$10,552
9/30/2016	$10,908	$10,803	$10,939	$10,545
10/31/2016	$10,902	$10,711	$10,869	$10,465
11/30/2016	$10,628	$10,419	$10,580	$10,217
12/31/2016	$10,738	$10,482	$10,667	$10,232
1/31/2017	$10,849	$10,517	$10,720	$10,252
2/28/2017	$10,960	$10,634	$10,850	$10,321
3/31/2017	$10,994	$10,618	$10,826	$10,315
4/30/2017	$11,068	$10,724	$10,949	$10,395
5/31/2017	$11,179	$10,839	$11,085	$10,475
6/30/2017	$11,213	$10,868	$11,121	$10,464
7/31/2017	$11,327	$10,947	$11,213	$10,509
8/31/2017	$11,362	$11,039	$11,286	$10,603
9/30/2017	$11,398	$11,014	$11,283	$10,553
10/31/2017	$11,434	$11,052	$11,335	$10,559
11/30/2017	$11,430	$11,042	$11,315	$10,546
12/31/2017	$11,506	$11,130	$11,424	$10,594
1/31/2018	$11,462	$11,026	$11,349	$10,472
2/28/2018	$11,340	$10,859	$11,161	$10,373
3/31/2018	$11,340	$10,893	$11,179	$10,439
4/30/2018	$11,259	$10,793	$11,074	$10,362
5/31/2018	$11,300	$10,848	$11,121	$10,435
6/30/2018	$11,259	$10,797	$11,048	$10,423
7/31/2018	$11,341	$10,875	$11,162	$10,425
8/31/2018	$11,382	$10,930	$11,209	$10,492
9/30/2018	$11,341	$10,893	$11,190	$10,425
10/31/2018	$11,216	$10,741	$11,011	$10,342
11/30/2018	$11,176	$10,733	$10,965	$10,404
12/31/2018	$11,260	$10,895	$11,099	$10,595
1/31/2019	$11,469	$11,130	$11,384	$10,708
2/28/2019	$11,554	$11,154	$11,426	$10,701
3/31/2019	$11,807	$11,426	$11,734	$10,907
4/30/2019	$11,892	$11,482	$11,839	$10,910
5/31/2019	$11,977	$11,651	$11,980	$11,103
6/30/2019	$12,232	$11,914	$12,305	$11,243
7/31/2019	$12,316	$11,975	$12,385	$11,268
8/31/2019	$12,572	$12,350	$12,752	$11,560
9/30/2019	$12,528	$12,269	$12,689	$11,498
10/31/2019	$12,612	$12,339	$12,778	$11,533
11/30/2019	$12,652	$12,362	$12,826	$11,527
12/31/2019	$12,693	$12,398	$12,903	$11,519
1/31/2020	$12,952	$12,688	$13,197	$11,740
2/29/2020	$13,036	$12,860	$13,331	$11,952
3/31/2020	$11,543	$12,008	$11,987	$11,881
4/30/2020	$12,161	$12,558	$12,755	$12,093
5/31/2020	$12,513	$12,762	$13,036	$12,149
6/30/2020	$12,822	$12,995	$13,366	$12,225
7/31/2020	$13,263	$13,396	$13,819	$12,408
8/31/2020	$13,215	$13,226	$13,674	$12,308
9/30/2020	$13,210	$13,190	$13,634	$12,301
10/31/2020	$13,157	$13,160	$13,636	$12,246
11/30/2020	$13,601	$13,495	$14,079	$12,366
12/31/2020	$13,775	$13,557	$14,178	$12,383
1/31/2021	$13,722	$13,396	$14,022	$12,295
2/28/2021	$13,577	$13,163	$13,802	$12,117
3/31/2021	$13,386	$12,954	$13,589	$11,966
4/30/2021	$13,561	$13,091	$13,738	$12,060
5/31/2021	$13,644	$13,186	$13,856	$12,100
6/30/2021	$13,865	$13,384	$14,098	$12,185
7/31/2021	$14,041	$13,558	$14,297	$12,321
8/31/2021	$14,032	$13,525	$14,255	$12,297
9/30/2021	$13,929	$13,381	$14,114	$12,191
10/31/2021	$13,965	$13,410	$14,147	$12,188
11/30/2021	$13,953	$13,421	$14,142	$12,224
12/31/2021	$13,984	$13,411	$14,146	$12,192
1/31/2022	$13,639	$12,980	$13,658	$11,930
2/28/2022	$13,438	$12,735	$13,371	$11,797
3/31/2022	$13,046	$12,415	$13,023	$11,469
4/30/2022	$12,509	$11,765	$12,293	$11,034
5/31/2022	$12,501	$11,869	$12,394	$11,105
6/30/2022	$12,060	$11,559	$12,008	$10,931
7/31/2022	$12,444	$11,910	$12,406	$11,198
8/31/2022	$12,103	$11,573	$12,056	$10,881
9/30/2022	$11,465	$10,987	$11,431	$10,411
10/31/2022	$11,364	$10,874	$11,345	$10,276
11/30/2022	$11,853	$11,414	$11,943	$10,654
12/31/2022	$11,802	$11,365	$11,897	$10,606
1/31/2023	$12,296	$11,798	$12,396	$10,932
2/28/2023	$11,945	$11,443	$11,993	$10,650
3/31/2023	$12,246	$11,757	$12,322	$10,920
4/30/2023	$12,348	$11,849	$12,415	$10,987
5/31/2023	$12,197	$11,684	$12,237	$10,867
6/30/2023	$12,199	$11,720	$12,310	$10,828
7/31/2023	$12,302	$11,756	$12,372	$10,821
8/31/2023	$12,203	$11,671	$12,283	$10,751
9/30/2023	$11,898	$11,368	$11,977	$10,478
10/31/2023	$11,697	$11,166	$11,757	$10,313
11/30/2023	$12,323	$11,799	$12,474	$10,780
12/31/2023	$12,850	$12,294	$13,028	$11,193
1/31/2024	$12,856	$12,272	$13,023	$11,162
2/29/2024	$12,703	$12,095	$12,833	$11,004
3/31/2024	$12,922	$12,244	$13,010	$11,106
4/30/2024	$12,612	$11,939	$12,694	$10,825
5/31/2024	$12,887	$12,157	$12,940	$11,009
6/30/2024	$13,003	$12,238	$13,020	$11,113
7/31/2024	$13,281	$12,525	$13,329	$11,373
8/31/2024	$13,507	$12,720	$13,536	$11,536
9/30/2024	$13,676	$12,937	$13,770	$11,690
10/31/2024	$13,411	$12,625	$13,465	$11,401
11/30/2024	$13,583	$12,785	$13,663	$11,521
12/31/2024	$13,317	$12,544	$13,414	$11,332
1/31/2025	$13,439	$12,614	$13,492	$11,393
2/28/2025	$13,726	$12,871	$13,762	$11,643
3/31/2025	$13,680	$12,840	$13,711	$11,648
4/30/2025	$13,577	$12,848	$13,681	$11,693
5/31/2025	$13,586	$12,839	$13,718	$11,610
6/30/2025	$13,878	$13,074	$13,979	$11,788
7/31/2025	$13,886	$13,081	$13,995	$11,757
8/31/2025	$14,067	$13,219	$14,143	$11,898
9/30/2025	$14,247	$13,409	$14,357	$12,028
10/31/2025	$14,373	$13,469	$14,401	$12,103
11/30/2025	$14,496	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	6.73%	1.28%	3.78%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAUTX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8741-R5

01/26

Class R6

LAUVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.38%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s underweight allocation to emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,856	$9,923	$9,873	$9,968
1/31/2016	$9,749	$9,975	$9,848	$10,105
2/29/2016	$9,753	$10,059	$9,921	$10,177
3/31/2016	$10,166	$10,312	$10,281	$10,270
4/30/2016	$10,391	$10,438	$10,473	$10,309
5/31/2016	$10,391	$10,434	$10,462	$10,312
6/30/2016	$10,617	$10,672	$10,718	$10,497
7/31/2016	$10,805	$10,811	$10,902	$10,564
8/31/2016	$10,881	$10,833	$10,945	$10,552
9/30/2016	$10,917	$10,803	$10,939	$10,545
10/31/2016	$10,911	$10,711	$10,869	$10,465
11/30/2016	$10,638	$10,419	$10,580	$10,217
12/31/2016	$10,749	$10,482	$10,667	$10,232
1/31/2017	$10,861	$10,517	$10,720	$10,252
2/28/2017	$10,974	$10,634	$10,850	$10,321
3/31/2017	$10,970	$10,618	$10,826	$10,315
4/30/2017	$11,083	$10,724	$10,949	$10,395
5/31/2017	$11,196	$10,839	$11,085	$10,475
6/30/2017	$11,231	$10,868	$11,121	$10,464
7/31/2017	$11,306	$10,947	$11,213	$10,509
8/31/2017	$11,382	$11,039	$11,286	$10,603
9/30/2017	$11,379	$11,014	$11,283	$10,553
10/31/2017	$11,456	$11,052	$11,335	$10,559
11/30/2017	$11,453	$11,042	$11,315	$10,546
12/31/2017	$11,530	$11,130	$11,424	$10,594
1/31/2018	$11,487	$11,026	$11,349	$10,472
2/28/2018	$11,366	$10,859	$11,161	$10,373
3/31/2018	$11,366	$10,893	$11,179	$10,439
4/30/2018	$11,286	$10,793	$11,074	$10,362
5/31/2018	$11,287	$10,848	$11,121	$10,435
6/30/2018	$11,288	$10,797	$11,048	$10,423
7/31/2018	$11,330	$10,875	$11,162	$10,425
8/31/2018	$11,372	$10,930	$11,209	$10,492
9/30/2018	$11,372	$10,893	$11,190	$10,425
10/31/2018	$11,248	$10,741	$11,011	$10,342
11/30/2018	$11,167	$10,733	$10,965	$10,404
12/31/2018	$11,252	$10,895	$11,099	$10,595
1/31/2019	$11,505	$11,130	$11,384	$10,708
2/28/2019	$11,591	$11,154	$11,426	$10,701
3/31/2019	$11,803	$11,426	$11,734	$10,907
4/30/2019	$11,931	$11,482	$11,839	$10,910
5/31/2019	$12,017	$11,651	$11,980	$11,103
6/30/2019	$12,274	$11,914	$12,305	$11,243
7/31/2019	$12,359	$11,975	$12,385	$11,268
8/31/2019	$12,617	$12,350	$12,752	$11,560
9/30/2019	$12,573	$12,269	$12,689	$11,498
10/31/2019	$12,615	$12,339	$12,778	$11,533
11/30/2019	$12,656	$12,362	$12,826	$11,527
12/31/2019	$12,741	$12,398	$12,903	$11,519
1/31/2020	$13,003	$12,688	$13,197	$11,740
2/29/2020	$13,088	$12,860	$13,331	$11,952
3/31/2020	$11,590	$12,008	$11,987	$11,881
4/30/2020	$12,210	$12,558	$12,755	$12,093
5/31/2020	$12,565	$12,762	$13,036	$12,149
6/30/2020	$12,876	$12,995	$13,366	$12,225
7/31/2020	$13,320	$13,396	$13,819	$12,408
8/31/2020	$13,272	$13,226	$13,674	$12,308
9/30/2020	$13,268	$13,190	$13,634	$12,301
10/31/2020	$13,216	$13,160	$13,636	$12,246
11/30/2020	$13,663	$13,495	$14,079	$12,366
12/31/2020	$13,793	$13,557	$14,178	$12,383
1/31/2021	$13,786	$13,396	$14,022	$12,295
2/28/2021	$13,642	$13,163	$13,802	$12,117
3/31/2021	$13,451	$12,954	$13,589	$11,966
4/30/2021	$13,627	$13,091	$13,738	$12,060
5/31/2021	$13,711	$13,186	$13,856	$12,100
6/30/2021	$13,934	$13,384	$14,098	$12,185
7/31/2021	$14,112	$13,558	$14,297	$12,321
8/31/2021	$14,104	$13,525	$14,255	$12,297
9/30/2021	$14,001	$13,381	$14,114	$12,191
10/31/2021	$13,991	$13,410	$14,147	$12,188
11/30/2021	$14,028	$13,421	$14,142	$12,224
12/31/2021	$14,012	$13,411	$14,146	$12,192
1/31/2022	$13,714	$12,980	$13,658	$11,930
2/28/2022	$13,465	$12,735	$13,371	$11,797
3/31/2022	$13,120	$12,415	$13,023	$11,469
4/30/2022	$12,581	$11,765	$12,293	$11,034
5/31/2022	$12,525	$11,869	$12,394	$11,105
6/30/2022	$12,131	$11,559	$12,008	$10,931
7/31/2022	$12,518	$11,910	$12,406	$11,198
8/31/2022	$12,175	$11,573	$12,056	$10,881
9/30/2022	$11,535	$10,987	$11,431	$10,411
10/31/2022	$11,434	$10,874	$11,345	$10,276
11/30/2022	$11,927	$11,414	$11,943	$10,654
12/31/2022	$11,876	$11,365	$11,897	$10,606
1/31/2023	$12,374	$11,798	$12,396	$10,932
2/28/2023	$12,022	$11,443	$11,993	$10,650
3/31/2023	$12,325	$11,757	$12,322	$10,920
4/30/2023	$12,428	$11,849	$12,415	$10,987
5/31/2023	$12,278	$11,684	$12,237	$10,867
6/30/2023	$12,280	$11,720	$12,310	$10,828
7/31/2023	$12,384	$11,756	$12,372	$10,821
8/31/2023	$12,285	$11,671	$12,283	$10,751
9/30/2023	$11,979	$11,368	$11,977	$10,478
10/31/2023	$11,777	$11,166	$11,757	$10,313
11/30/2023	$12,408	$11,799	$12,474	$10,780
12/31/2023	$12,939	$12,294	$13,028	$11,193
1/31/2024	$12,946	$12,272	$13,023	$11,162
2/29/2024	$12,792	$12,095	$12,833	$11,004
3/31/2024	$13,013	$12,244	$13,010	$11,106
4/30/2024	$12,702	$11,939	$12,694	$10,825
5/31/2024	$12,979	$12,157	$12,940	$11,009
6/30/2024	$13,098	$12,238	$13,020	$11,113
7/31/2024	$13,378	$12,525	$13,329	$11,373
8/31/2024	$13,607	$12,720	$13,536	$11,536
9/30/2024	$13,778	$12,937	$13,770	$11,690
10/31/2024	$13,512	$12,625	$13,465	$11,401
11/30/2024	$13,685	$12,785	$13,663	$11,521
12/31/2024	$13,419	$12,544	$13,414	$11,332
1/31/2025	$13,542	$12,614	$13,492	$11,393
2/28/2025	$13,831	$12,871	$13,762	$11,643
3/31/2025	$13,786	$12,840	$13,711	$11,648
4/30/2025	$13,684	$12,848	$13,681	$11,693
5/31/2025	$13,694	$12,839	$13,718	$11,610
6/30/2025	$13,988	$13,074	$13,979	$11,788
7/31/2025	$13,998	$13,081	$13,995	$11,757
8/31/2025	$14,181	$13,219	$14,143	$11,898
9/30/2025	$14,364	$13,409	$14,357	$12,028
10/31/2025	$14,491	$13,469	$14,401	$12,103
11/30/2025	$14,558	$13,552	$14,490	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.38%	1.28%	3.83%
Bloomberg US Credit Bond Index	6.00%	0.08%	3.09%
Bloomberg Baa Corporate Bond Index	6.05%	0.58%	3.78%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$6,149,369,688
# of Portfolio Holdings	525
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$20,921,269

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.21%
Convertible Bonds	0.18%
Corporate Bonds	66.50%
Floating Rate Loans	11.19%
Foreign Government Obligations	2.64%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	2.81%
Non-Agency Commercial Mortgage-Backed Securities	0.19%
U.S. Treasury Obligations	3.33%
Repurchase Agreements	0.44%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAUVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8773-R6

01/26

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.82%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,777	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,706	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,463	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,384	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,619	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,738	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,666	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,557	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,595	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,657	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,791	$10,311	$10,235	$10,172	$10,545
10/31/2016	$9,958	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,137	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,187	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,251	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,248	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,262	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,261	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,149	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,105	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,170	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,153	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,220	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,241	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,266	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,323	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,397	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,386	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,365	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,451	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,422	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,464	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,513	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,512	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,537	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,419	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,364	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,191	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,369	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,448	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,456	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,576	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,446	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,499	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,560	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,394	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,355	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,397	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,487	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,686	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,617	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,450	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,105	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,592	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,774	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,065	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,325	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,773	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,683	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,795	$11,364	$11,551	$10,971	$12,246
11/30/2020	$10,997	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,319	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,553	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,606	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,801	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,927	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,019	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,992	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,142	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,175	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,264	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,412	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,382	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,484	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,400	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,484	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,423	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,443	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,366	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,923	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,321	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,203	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,653	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,859	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,947	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,879	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,042	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,025	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,199	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,179	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,073	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,063	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,177	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,093	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,040	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,048	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,176	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,365	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,440	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,427	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,524	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,504	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,635	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,693	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,771	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,853	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,991	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,917	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,979	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,971	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,122	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,272	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,392	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,437	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,445	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,547	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,623	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,842	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,839	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,833	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,865	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.82%	4.74%	3.55%
Class A with sales charge	4.40%	4.27%	3.32%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3329-A

01/26

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.34%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.27%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,914	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,669	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,584	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,811	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,935	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,849	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,741	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,775	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,833	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,964	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,129	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,306	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,351	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,411	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,403	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,411	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,397	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,286	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,228	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,288	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,264	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,335	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,351	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,370	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,413	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,491	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,475	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,447	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,520	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,493	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,530	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,564	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,558	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,587	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,463	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,402	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,214	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,396	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,461	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,472	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,587	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,451	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,489	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,545	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,374	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,339	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,374	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,459	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,652	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,568	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,397	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,064	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,535	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,710	$11,084	$11,354	$10,803	$12,149
6/30/2020	$9,995	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,256	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,685	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,601	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,706	$11,364	$11,551	$10,971	$12,246
11/30/2020	$10,901	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,204	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,440	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,477	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,674	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,792	$11,805	$11,641	$11,252	$12,060
5/31/2021	$11,876	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,834	$11,894	$11,657	$11,448	$12,185
7/31/2021	$11,985	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,000	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,091	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,229	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,193	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,276	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,195	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,271	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,203	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,206	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,123	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,692	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,074	$12,195	$11,218	$12,483	$11,198
8/31/2022	$11,941	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,406	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,601	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,680	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,606	$11,717	$11,150	$12,505	$10,606
1/31/2023	$11,758	$11,802	$11,266	$12,605	$10,932
2/28/2023	$11,726	$11,728	$11,196	$12,675	$10,650
3/31/2023	$11,888	$11,982	$11,295	$12,718	$10,920
4/30/2023	$11,872	$12,009	$11,364	$12,782	$10,987
5/31/2023	$11,752	$11,905	$11,345	$12,814	$10,867
6/30/2023	$11,735	$11,867	$11,330	$12,855	$10,828
7/31/2023	$11,840	$11,928	$11,407	$12,880	$10,821
8/31/2023	$11,762	$11,932	$11,442	$12,936	$10,751
9/30/2023	$11,693	$11,895	$11,435	$12,968	$10,478
10/31/2023	$11,705	$11,937	$11,461	$12,963	$10,313
11/30/2023	$11,823	$12,079	$11,629	$12,937	$10,780
12/31/2023	$11,991	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,057	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,038	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,126	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,101	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,221	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,271	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,351	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,424	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,551	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,473	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,516	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,513	$12,775	$12,426	$13,298	$11,332
1/31/2025	$12,651	$12,906	$12,490	$13,385	$11,393
2/28/2025	$12,790	$13,071	$12,581	$13,444	$11,643
3/31/2025	$12,888	$13,209	$12,632	$13,474	$11,648
4/30/2025	$12,936	$13,327	$12,703	$13,516	$11,693
5/31/2025	$12,937	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,029	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,084	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,288	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,289	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,277	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,301	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.27%	4.06%	2.89%
Class C with sales charge	5.27%	4.06%	2.89%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3330-C

01/26

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$65	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,920	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,680	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,601	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,834	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,964	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,883	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,772	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,821	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,877	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,023	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,195	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,379	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,430	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,496	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,494	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,508	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,508	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,394	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,350	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,418	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,401	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,470	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,493	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,520	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,579	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,656	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,645	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,624	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,713	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,684	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,737	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,779	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,779	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,815	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,686	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,639	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,454	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,637	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,719	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,737	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,852	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,729	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,775	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,839	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,669	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,630	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,673	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,767	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,982	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,902	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,731	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,353	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,853	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,040	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,341	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,618	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,068	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,977	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,102	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,311	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,633	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,884	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,929	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,141	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,271	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,366	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,340	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,495	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,530	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,622	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,775	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,746	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,852	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,767	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,865	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,792	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,814	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,737	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,282	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,693	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,572	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,007	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,221	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,312	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,243	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,412	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,385	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,565	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,556	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,448	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,439	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,547	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,472	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,407	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,428	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,560	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,746	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,824	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,811	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,913	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,904	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,040	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,101	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,183	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,269	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,412	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,337	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,391	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,396	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,552	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,708	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,833	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,881	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,889	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,996	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,064	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,303	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,301	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,297	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,330	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	7.01%	4.85%	3.66%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3331-F

01/26

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.23%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,006	$9,993	$10,020	$10,030	$10,051
5/31/2017	$9,900	$9,984	$10,047	$10,038	$10,128
6/30/2017	$9,852	$9,934	$10,054	$10,048	$10,118
7/31/2017	$9,919	$9,965	$10,094	$10,041	$10,162
8/31/2017	$9,913	$9,996	$10,114	$10,071	$10,253
9/30/2017	$9,981	$9,981	$10,115	$10,124	$10,204
10/31/2017	$10,005	$9,997	$10,124	$10,117	$10,210
11/30/2017	$10,033	$9,974	$10,103	$10,118	$10,197
12/31/2017	$10,082	$9,994	$10,113	$10,112	$10,244
1/31/2018	$10,167	$9,956	$10,096	$10,167	$10,126
2/28/2018	$10,159	$9,947	$10,073	$10,213	$10,030
3/31/2018	$10,141	$10,005	$10,075	$10,236	$10,094
4/30/2018	$10,219	$9,999	$10,084	$10,277	$10,019
5/31/2018	$10,201	$10,036	$10,122	$10,320	$10,091
6/30/2018	$10,244	$10,052	$10,122	$10,336	$10,078
7/31/2018	$10,286	$10,031	$10,146	$10,337	$10,080
8/31/2018	$10,287	$10,085	$10,188	$10,342	$10,145
9/30/2018	$10,323	$10,053	$10,195	$10,354	$10,080
10/31/2018	$10,209	$10,009	$10,197	$10,373	$10,000
11/30/2018	$10,158	$10,012	$10,206	$10,338	$10,060
12/31/2018	$9,991	$10,034	$10,277	$10,305	$10,245
1/31/2019	$10,168	$10,110	$10,350	$10,324	$10,354
2/28/2019	$10,239	$10,125	$10,386	$10,368	$10,348
3/31/2019	$10,257	$10,210	$10,467	$10,427	$10,546
4/30/2019	$10,378	$10,260	$10,501	$10,482	$10,549
5/31/2019	$10,252	$10,320	$10,560	$10,504	$10,736
6/30/2019	$10,306	$10,395	$10,635	$10,506	$10,871
7/31/2019	$10,360	$10,396	$10,647	$10,524	$10,895
8/31/2019	$10,208	$10,457	$10,728	$10,523	$11,177
9/30/2019	$10,172	$10,424	$10,741	$10,532	$11,118
10/31/2019	$10,215	$10,453	$10,788	$10,556	$11,151
11/30/2019	$10,306	$10,462	$10,798	$10,550	$11,146
12/31/2019	$10,504	$10,544	$10,835	$10,540	$11,138
1/31/2020	$10,439	$10,599	$10,897	$10,581	$11,352
2/29/2020	$10,276	$10,661	$10,960	$10,610	$11,557
3/31/2020	$8,956	$10,466	$10,654	$10,587	$11,489
4/30/2020	$9,438	$10,611	$10,907	$10,516	$11,693
5/31/2020	$9,609	$10,685	$11,032	$10,516	$11,747
6/30/2020	$9,899	$10,777	$11,121	$10,574	$11,821
7/31/2020	$10,166	$10,870	$11,177	$10,628	$11,998
8/31/2020	$10,609	$11,005	$11,205	$10,661	$11,901
9/30/2020	$10,522	$10,982	$11,204	$10,676	$11,894
10/31/2020	$10,635	$10,955	$11,224	$10,680	$11,841
11/30/2020	$10,845	$11,028	$11,262	$10,674	$11,958
12/31/2020	$11,156	$11,145	$11,286	$10,684	$11,974
1/31/2021	$11,399	$11,211	$11,293	$10,729	$11,888
2/28/2021	$11,443	$11,221	$11,297	$10,788	$11,716
3/31/2021	$11,648	$11,274	$11,288	$10,865	$11,570
4/30/2021	$11,774	$11,381	$11,311	$10,954	$11,662
5/31/2021	$11,867	$11,471	$11,336	$11,042	$11,700
6/30/2021	$11,843	$11,466	$11,326	$11,144	$11,782
7/31/2021	$11,993	$11,635	$11,346	$11,198	$11,914
8/31/2021	$12,027	$11,634	$11,350	$11,221	$11,891
9/30/2021	$12,118	$11,626	$11,347	$11,251	$11,788
10/31/2021	$12,267	$11,708	$11,310	$11,345	$11,785
11/30/2021	$12,240	$11,714	$11,293	$11,401	$11,820
12/31/2021	$12,343	$11,762	$11,285	$11,436	$11,789
1/31/2022	$12,263	$11,679	$11,201	$11,532	$11,535
2/28/2022	$12,358	$11,800	$11,114	$11,637	$11,407
3/31/2022	$12,290	$11,685	$10,929	$11,792	$11,090
4/30/2022	$12,313	$11,678	$10,849	$11,858	$10,669
5/31/2022	$12,240	$11,717	$10,912	$11,989	$10,738
6/30/2022	$11,805	$11,510	$10,819	$12,154	$10,569
7/31/2022	$12,212	$11,757	$10,901	$12,153	$10,828
8/31/2022	$12,088	$11,557	$10,839	$12,148	$10,522
9/30/2022	$11,546	$11,150	$10,682	$12,174	$10,067
10/31/2022	$11,754	$11,266	$10,659	$12,224	$9,937
11/30/2022	$11,844	$11,331	$10,800	$12,211	$10,302
12/31/2022	$11,789	$11,296	$10,834	$12,174	$10,256
1/31/2023	$11,944	$11,377	$10,947	$12,271	$10,571
2/28/2023	$11,930	$11,307	$10,879	$12,340	$10,298
3/31/2023	$12,105	$11,552	$10,975	$12,381	$10,559
4/30/2023	$12,088	$11,577	$11,042	$12,443	$10,623
5/31/2023	$11,986	$11,477	$11,023	$12,475	$10,508
6/30/2023	$11,978	$11,440	$11,009	$12,515	$10,470
7/31/2023	$12,094	$11,499	$11,084	$12,539	$10,463
8/31/2023	$12,014	$11,503	$11,118	$12,594	$10,396
9/30/2023	$11,962	$11,467	$11,111	$12,625	$10,132
10/31/2023	$11,973	$11,508	$11,137	$12,620	$9,972
11/30/2023	$12,102	$11,645	$11,300	$12,594	$10,424
12/31/2023	$12,293	$11,798	$11,450	$12,582	$10,823
1/31/2024	$12,371	$11,844	$11,510	$12,651	$10,793
2/29/2024	$12,361	$11,795	$11,488	$12,729	$10,640
3/31/2024	$12,460	$11,871	$11,548	$12,811	$10,739
4/30/2024	$12,443	$11,832	$11,526	$12,861	$10,467
5/31/2024	$12,577	$11,958	$11,620	$12,882	$10,645
6/30/2024	$12,637	$12,040	$11,678	$12,887	$10,746
7/31/2024	$12,718	$12,166	$11,827	$12,902	$10,997
8/31/2024	$12,803	$12,240	$11,939	$12,912	$11,155
9/30/2024	$12,943	$12,376	$12,048	$12,933	$11,304
10/31/2024	$12,883	$12,294	$11,995	$12,947	$11,024
11/30/2024	$12,937	$12,347	$12,047	$12,941	$11,140
12/31/2024	$12,932	$12,315	$12,074	$12,945	$10,958
1/31/2025	$13,085	$12,442	$12,137	$13,030	$11,016
2/28/2025	$13,250	$12,602	$12,224	$13,088	$11,258
3/31/2025	$13,361	$12,734	$12,274	$13,117	$11,263
4/30/2025	$13,421	$12,848	$12,343	$13,158	$11,307
5/31/2025	$13,420	$12,792	$12,364	$13,186	$11,226
6/30/2025	$13,537	$12,865	$12,455	$13,231	$11,399
7/31/2025	$13,605	$12,906	$12,473	$13,251	$11,368
8/31/2025	$13,827	$13,096	$12,583	$13,289	$11,504
9/30/2025	$13,827	$13,080	$12,637	$13,322	$11,630
10/31/2025	$13,826	$13,085	$12,681	$13,295	$11,703
11/30/2025	$13,873	$13,119	$12,741	$13,295	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.23%	5.05%	3.85%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.19%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.84%
Consumer Price IndexFootnote Reference*Footnote Reference†	2.74%	4.49%	3.34%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%
Footnote	Description
Footnote*	Class F3 shares commenced operations on 4/4/2017. Performance for Consumer Price Index ("CPI") is from 3/31/2017.
Footnote†	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, CPI data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8974-F3

01/26

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.12%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,929	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,682	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,603	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,845	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,968	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,896	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,786	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,827	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,892	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,039	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,213	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,398	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,451	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,518	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,516	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,532	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,524	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,420	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,368	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,436	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,420	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,499	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,523	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,551	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,602	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,689	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,680	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,659	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,741	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,721	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,766	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,810	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,810	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,848	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,728	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,673	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,488	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,682	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,756	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,775	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,901	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,768	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,815	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,880	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,711	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,682	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,727	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,821	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,029	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,949	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,779	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,403	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,907	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,086	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,389	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,669	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,123	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,042	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,159	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,370	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,695	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,949	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,996	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,200	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,332	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,429	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,404	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,561	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,597	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,691	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,846	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,818	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,916	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,841	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,931	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,869	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,881	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,804	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,358	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,772	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,642	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,083	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,300	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,393	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,324	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,495	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,469	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,652	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,644	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,525	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,527	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,637	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,563	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,498	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,520	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,655	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,843	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,923	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,911	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,014	$12,314	$11,885	$13,160	$11,106
4/30/2024	$13,007	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,134	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,197	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,292	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,379	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,525	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,451	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,506	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,511	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,670	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,829	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,944	$13,209	$12,632	$13,474	$11,648
4/30/2025	$14,006	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,016	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,124	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,194	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,425	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,436	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,433	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,468	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	7.12%	4.94%	3.76%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3332-I

01/26

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$117	1.13%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.50%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,924	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,672	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,596	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,825	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,944	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,867	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,752	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,796	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,848	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,990	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,157	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,328	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,376	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,446	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,431	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,441	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,437	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,319	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,271	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,334	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,312	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,377	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,396	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,418	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,472	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,544	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,529	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,504	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,588	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,555	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,594	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,640	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,635	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,658	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,534	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,484	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,297	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,473	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,550	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,563	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,673	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,546	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,587	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,646	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,465	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,432	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,470	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,557	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,755	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,680	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,508	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,152	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,639	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,802	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,092	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,358	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,795	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,701	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,809	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,009	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,338	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,569	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,609	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,801	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,924	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,012	$11,898	$11,666	$11,342	$12,100
6/30/2021	$11,982	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,128	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,157	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,242	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,386	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,325	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,413	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,335	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,415	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,349	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,355	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,284	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,838	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,231	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,109	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,566	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,768	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,842	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,779	$11,717	$11,150	$12,505	$10,606
1/31/2023	$11,927	$11,802	$11,266	$12,605	$10,932
2/28/2023	$11,907	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,076	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,052	$12,009	$11,364	$12,782	$10,987
5/31/2023	$11,942	$11,905	$11,345	$12,814	$10,867
6/30/2023	$11,938	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,037	$11,928	$11,407	$12,880	$10,821
8/31/2023	$11,960	$11,932	$11,442	$12,936	$10,751
9/30/2023	$11,892	$11,895	$11,435	$12,968	$10,478
10/31/2023	$11,907	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,029	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,203	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,273	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,255	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,347	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,323	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,448	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,502	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,575	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,652	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,794	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,717	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,763	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,750	$12,775	$12,426	$13,298	$11,332
1/31/2025	$12,894	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,050	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,152	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,204	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,195	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,302	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,361	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,572	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,565	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,554	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,592	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.50%	4.31%	3.12%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3333-R2

01/26

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.59%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,917	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,673	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,591	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,820	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,948	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,864	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,758	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,795	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,856	$10,236	$10,227	$10,148	$10,552
9/30/2016	$9,990	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,158	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,339	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,387	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,450	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,444	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,455	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,444	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,335	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,280	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,343	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,331	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,397	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,416	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,439	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,494	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,567	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,554	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,529	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,615	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,582	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,622	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,660	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,657	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,689	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,566	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,517	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,330	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,508	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,586	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,599	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,710	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,584	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,626	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,686	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,515	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,473	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,512	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,601	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,809	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,727	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,555	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,195	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,685	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,865	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,157	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,426	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,866	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,773	$11,392	$11,530	$10,967	$12,301
10/31/2020	$10,883	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,094	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,406	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,649	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,680	$11,639	$11,626	$11,082	$12,117
3/31/2021	$11,874	$11,694	$11,617	$11,160	$11,966
4/30/2021	$11,998	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,087	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,058	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,205	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,235	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,322	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,467	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,444	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,534	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,446	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,538	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,463	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,480	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,400	$12,154	$11,230	$12,316	$11,105
6/30/2022	$11,953	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,359	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,227	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,682	$11,566	$10,994	$12,506	$10,411
10/31/2022	$11,876	$11,686	$10,970	$12,556	$10,276
11/30/2022	$11,962	$11,754	$11,115	$12,544	$10,654
12/31/2022	$11,900	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,060	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,031	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,202	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,179	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,070	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,056	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,168	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,081	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,024	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,040	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,165	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,340	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,412	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,406	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,489	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,477	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,604	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,659	$12,489	$12,018	$13,238	$11,113
7/31/2024	$12,734	$12,620	$12,172	$13,253	$11,373
8/31/2024	$12,813	$12,696	$12,287	$13,264	$11,536
9/30/2024	$12,947	$12,837	$12,399	$13,285	$11,690
10/31/2024	$12,870	$12,753	$12,345	$13,300	$11,401
11/30/2024	$12,918	$12,807	$12,398	$13,293	$11,521
12/31/2024	$12,918	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,064	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,211	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,327	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,369	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,372	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,471	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,531	$13,387	$12,836	$13,611	$11,757
8/31/2025	$13,757	$13,585	$12,950	$13,650	$11,898
9/30/2025	$13,751	$13,568	$13,006	$13,685	$12,028
10/31/2025	$13,742	$13,573	$13,051	$13,685	$12,103
11/30/2025	$13,770	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.59%	4.42%	3.25%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-3334-R3

01/26

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.86%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,927	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,677	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,605	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,837	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,958	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,884	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,771	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,810	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,873	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,009	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,180	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,363	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,421	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,486	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,482	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,487	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,486	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,371	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,326	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,392	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,374	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,442	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,472	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,489	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,546	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,622	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,610	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,588	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,676	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,645	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,697	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,738	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,736	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,771	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,641	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,593	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,407	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,589	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,669	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,686	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,799	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,675	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,719	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,782	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,612	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,571	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,613	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,704	$10,852	$11,113	$10,837	$11,527
12/31/2019	$10,917	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,837	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,665	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,302	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,790	$11,007	$11,224	$10,803	$12,093
5/31/2020	$9,974	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,272	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,546	$11,275	$11,502	$10,917	$12,408
8/31/2020	$10,993	$11,415	$11,531	$10,951	$12,308
9/30/2020	$10,901	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,014	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,230	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,548	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,797	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,830	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,040	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,168	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,261	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,224	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,376	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,409	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,510	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,660	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,629	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,723	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,647	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,733	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,669	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,679	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,600	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,148	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,564	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,432	$11,988	$11,155	$12,479	$10,881
9/30/2022	$11,881	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,091	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,180	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,110	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,275	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,248	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,424	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,414	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,295	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,283	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,400	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,324	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,258	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,277	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,407	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,589	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,665	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,650	$12,235	$11,823	$13,075	$11,004
3/31/2024	$12,749	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,727	$12,273	$11,862	$13,211	$10,825
5/31/2024	$12,860	$12,404	$11,958	$13,233	$11,009
6/30/2024	$12,919	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,010	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,093	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,232	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,157	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,208	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,211	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,352	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,516	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,626	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,683	$13,327	$12,703	$13,516	$11,693
5/31/2025	$13,690	$13,269	$12,725	$13,545	$11,610
6/30/2025	$13,793	$13,345	$12,818	$13,591	$11,788
7/31/2025	$13,858	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,081	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,089	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,083	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,114	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	6.86%	4.68%	3.51%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8726-R4

01/26

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.13%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,929	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,682	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,611	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,845	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,968	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,896	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,785	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,827	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,892	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,030	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,204	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,389	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,442	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,509	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,508	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,523	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,516	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,411	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,360	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,428	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,420	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,491	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,515	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,542	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,602	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,681	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,671	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,651	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,741	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,713	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,758	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,801	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,802	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,840	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,721	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,666	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,481	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,675	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,749	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,768	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,893	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,761	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,817	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,883	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,713	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,675	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,719	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,814	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,022	$10,937	$11,151	$10,827	$11,519
1/31/2020	$10,952	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,781	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,396	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,900	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,079	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,382	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,662	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,116	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,035	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,152	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,363	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,688	$11,561	$11,615	$10,975	$12,383
1/31/2021	$11,942	$11,630	$11,622	$11,021	$12,295
2/28/2021	$11,979	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,194	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,326	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,423	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,388	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,545	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,581	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,675	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,831	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,812	$12,151	$11,622	$11,711	$12,224
12/31/2021	$12,910	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,825	$12,115	$11,527	$11,846	$11,930
2/28/2022	$12,925	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,852	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,875	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,798	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,351	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,766	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,635	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,077	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,293	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,387	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,317	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,489	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,463	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,645	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,626	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,519	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,510	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,631	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,557	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,492	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,513	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,648	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,837	$12,238	$11,783	$12,924	$11,193
1/31/2024	$12,917	$12,285	$11,846	$12,995	$11,162
2/29/2024	$12,904	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,008	$12,314	$11,885	$13,160	$11,106
4/30/2024	$12,989	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,127	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,190	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,285	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,373	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,518	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,444	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,499	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,504	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,652	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,822	$13,071	$12,581	$13,444	$11,643
3/31/2025	$13,937	$13,209	$12,632	$13,474	$11,648
4/30/2025	$13,999	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,009	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,117	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,187	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,418	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,429	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,426	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,461	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	7.13%	4.94%	3.76%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8758-R5

01/26

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.24%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.26% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to CPI swaps contributed to relative performance. CPI swaps are designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance. The Fund’s allocation to investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. There were no other significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,930	$9,971	$9,975	$9,966	$9,968
1/31/2016	$9,684	$10,042	$10,002	$9,982	$10,105
2/29/2016	$9,614	$10,069	$10,012	$9,990	$10,177
3/31/2016	$9,849	$10,185	$10,096	$10,033	$10,270
4/30/2016	$9,974	$10,190	$10,138	$10,081	$10,309
5/31/2016	$9,904	$10,170	$10,139	$10,122	$10,312
6/30/2016	$9,795	$10,282	$10,201	$10,156	$10,497
7/31/2016	$9,838	$10,272	$10,224	$10,139	$10,564
8/31/2016	$9,905	$10,236	$10,227	$10,148	$10,552
9/30/2016	$10,046	$10,311	$10,235	$10,172	$10,545
10/31/2016	$10,222	$10,316	$10,240	$10,185	$10,465
11/30/2016	$10,409	$10,251	$10,197	$10,169	$10,217
12/31/2016	$10,464	$10,284	$10,213	$10,172	$10,232
1/31/2017	$10,534	$10,339	$10,243	$10,232	$10,252
2/28/2017	$10,534	$10,348	$10,277	$10,264	$10,321
3/31/2017	$10,552	$10,364	$10,285	$10,272	$10,315
4/30/2017	$10,546	$10,365	$10,312	$10,303	$10,395
5/31/2017	$10,442	$10,357	$10,340	$10,311	$10,475
6/30/2017	$10,392	$10,304	$10,347	$10,321	$10,464
7/31/2017	$10,461	$10,337	$10,388	$10,314	$10,509
8/31/2017	$10,455	$10,368	$10,409	$10,345	$10,603
9/30/2017	$10,528	$10,353	$10,410	$10,399	$10,553
10/31/2017	$10,553	$10,370	$10,419	$10,393	$10,559
11/30/2017	$10,582	$10,346	$10,397	$10,393	$10,546
12/31/2017	$10,644	$10,366	$10,408	$10,387	$10,594
1/31/2018	$10,724	$10,327	$10,390	$10,444	$10,472
2/28/2018	$10,716	$10,317	$10,367	$10,491	$10,373
3/31/2018	$10,697	$10,378	$10,369	$10,514	$10,439
4/30/2018	$10,789	$10,371	$10,378	$10,557	$10,362
5/31/2018	$10,761	$10,411	$10,417	$10,600	$10,435
6/30/2018	$10,806	$10,427	$10,417	$10,617	$10,423
7/31/2018	$10,859	$10,405	$10,441	$10,618	$10,425
8/31/2018	$10,860	$10,461	$10,485	$10,624	$10,492
9/30/2018	$10,889	$10,428	$10,492	$10,636	$10,425
10/31/2018	$10,769	$10,382	$10,495	$10,655	$10,342
11/30/2018	$10,724	$10,385	$10,504	$10,619	$10,404
12/31/2018	$10,539	$10,408	$10,577	$10,585	$10,595
1/31/2019	$10,726	$10,487	$10,651	$10,605	$10,708
2/28/2019	$10,810	$10,503	$10,689	$10,651	$10,701
3/31/2019	$10,829	$10,591	$10,772	$10,710	$10,907
4/30/2019	$10,947	$10,642	$10,807	$10,767	$10,910
5/31/2019	$10,824	$10,704	$10,868	$10,790	$11,103
6/30/2019	$10,872	$10,783	$10,944	$10,792	$11,243
7/31/2019	$10,938	$10,783	$10,958	$10,810	$11,268
8/31/2019	$10,768	$10,847	$11,041	$10,810	$11,560
9/30/2019	$10,730	$10,812	$11,054	$10,818	$11,498
10/31/2019	$10,775	$10,843	$11,103	$10,843	$11,533
11/30/2019	$10,871	$10,852	$11,113	$10,837	$11,527
12/31/2019	$11,080	$10,937	$11,151	$10,827	$11,519
1/31/2020	$11,011	$10,995	$11,215	$10,869	$11,740
2/29/2020	$10,840	$11,058	$11,279	$10,899	$11,952
3/31/2020	$9,448	$10,856	$10,964	$10,876	$11,881
4/30/2020	$9,956	$11,007	$11,224	$10,803	$12,093
5/31/2020	$10,147	$11,084	$11,354	$10,803	$12,149
6/30/2020	$10,452	$11,178	$11,445	$10,862	$12,225
7/31/2020	$10,723	$11,275	$11,502	$10,917	$12,408
8/31/2020	$11,191	$11,415	$11,531	$10,951	$12,308
9/30/2020	$11,100	$11,392	$11,530	$10,967	$12,301
10/31/2020	$11,218	$11,364	$11,551	$10,971	$12,246
11/30/2020	$11,441	$11,439	$11,590	$10,964	$12,366
12/31/2020	$11,769	$11,561	$11,615	$10,975	$12,383
1/31/2021	$12,025	$11,630	$11,622	$11,021	$12,295
2/28/2021	$12,062	$11,639	$11,626	$11,082	$12,117
3/31/2021	$12,269	$11,694	$11,617	$11,160	$11,966
4/30/2021	$12,402	$11,805	$11,641	$11,252	$12,060
5/31/2021	$12,510	$11,898	$11,666	$11,342	$12,100
6/30/2021	$12,475	$11,894	$11,657	$11,448	$12,185
7/31/2021	$12,634	$12,069	$11,676	$11,502	$12,321
8/31/2021	$12,670	$12,068	$11,681	$11,527	$12,297
9/30/2021	$12,766	$12,059	$11,678	$11,558	$12,191
10/31/2021	$12,923	$12,144	$11,640	$11,654	$12,188
11/30/2021	$12,895	$12,151	$11,622	$11,711	$12,224
12/31/2021	$13,005	$12,200	$11,614	$11,747	$12,192
1/31/2022	$12,920	$12,115	$11,527	$11,846	$11,930
2/28/2022	$13,010	$12,240	$11,438	$11,954	$11,797
3/31/2022	$12,949	$12,120	$11,248	$12,113	$11,469
4/30/2022	$12,973	$12,113	$11,166	$12,181	$11,034
5/31/2022	$12,896	$12,154	$11,230	$12,316	$11,105
6/30/2022	$12,436	$11,939	$11,134	$12,485	$10,931
7/31/2022	$12,855	$12,195	$11,218	$12,483	$11,198
8/31/2022	$12,735	$11,988	$11,155	$12,479	$10,881
9/30/2022	$12,163	$11,566	$10,994	$12,506	$10,411
10/31/2022	$12,382	$11,686	$10,970	$12,556	$10,276
11/30/2022	$12,478	$11,754	$11,115	$12,544	$10,654
12/31/2022	$12,420	$11,717	$11,150	$12,505	$10,606
1/31/2023	$12,582	$11,802	$11,266	$12,605	$10,932
2/28/2023	$12,568	$11,728	$11,196	$12,675	$10,650
3/31/2023	$12,753	$11,982	$11,295	$12,718	$10,920
4/30/2023	$12,735	$12,009	$11,364	$12,782	$10,987
5/31/2023	$12,627	$11,905	$11,345	$12,814	$10,867
6/30/2023	$12,618	$11,867	$11,330	$12,855	$10,828
7/31/2023	$12,741	$11,928	$11,407	$12,880	$10,821
8/31/2023	$12,655	$11,932	$11,442	$12,936	$10,751
9/30/2023	$12,601	$11,895	$11,435	$12,968	$10,478
10/31/2023	$12,624	$11,937	$11,461	$12,963	$10,313
11/30/2023	$12,748	$12,079	$11,629	$12,937	$10,780
12/31/2023	$12,950	$12,238	$11,783	$12,924	$11,193
1/31/2024	$13,032	$12,285	$11,846	$12,995	$11,162
2/29/2024	$13,021	$12,235	$11,823	$13,075	$11,004
3/31/2024	$13,126	$12,314	$11,885	$13,160	$11,106
4/30/2024	$13,108	$12,273	$11,862	$13,211	$10,825
5/31/2024	$13,249	$12,404	$11,958	$13,233	$11,009
6/30/2024	$13,313	$12,489	$12,018	$13,238	$11,113
7/31/2024	$13,398	$12,620	$12,172	$13,253	$11,373
8/31/2024	$13,488	$12,696	$12,287	$13,264	$11,536
9/30/2024	$13,635	$12,837	$12,399	$13,285	$11,690
10/31/2024	$13,572	$12,753	$12,345	$13,300	$11,401
11/30/2024	$13,629	$12,807	$12,398	$13,293	$11,521
12/31/2024	$13,624	$12,775	$12,426	$13,298	$11,332
1/31/2025	$13,785	$12,906	$12,490	$13,385	$11,393
2/28/2025	$13,959	$13,071	$12,581	$13,444	$11,643
3/31/2025	$14,076	$13,209	$12,632	$13,474	$11,648
4/30/2025	$14,139	$13,327	$12,703	$13,516	$11,693
5/31/2025	$14,138	$13,269	$12,725	$13,545	$11,610
6/30/2025	$14,261	$13,345	$12,818	$13,591	$11,788
7/31/2025	$14,333	$13,387	$12,836	$13,611	$11,757
8/31/2025	$14,567	$13,585	$12,950	$13,650	$11,898
9/30/2025	$14,567	$13,568	$13,006	$13,685	$12,028
10/31/2025	$14,566	$13,573	$13,051	$13,685	$12,103
11/30/2025	$14,615	$13,608	$13,113	$13,656	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	7.24%	5.02%	3.87%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.26%	3.53%	3.13%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Consumer Price IndexFootnote Reference*	2.74%	4.49%	3.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%
Footnote	Description
Footnote*	Due to a lapse in federal appropriations, for the period from October 1, 2025 through November 12, 2025, Consumer Price Index (“CPI”) data collection was suspended. Accordingly, the 11/30/25 value reflects a carryforward of 9/30/25 CPI data to 10/31/25, resulting in a 0% return for 10/31/25.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$778,741,568
# of Portfolio Holdings	704
Portfolio Turnover Rate	175%
Total Advisory Fees Paid	$2,246,781

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	19.61%
Commercial Paper	0.29%
Convertible Bonds	0.15%
Corporate Bonds	49.46%
Floating Rate Loans	4.07%
Foreign Government Obligations	1.76%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%Footnote Reference**
Government Sponsored Enterprises Pass-Throughs	4.57%
Municipal Bonds	0.15%
Non-Agency Commercial Mortgage-Backed Securities	6.87%
U.S. Treasury Obligations	12.55%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: Due to increases in the Fund's assets, the total annual fund operating expenses of the Fund have changed.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8790-R6

01/26

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$9,775	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,568	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,164	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,122	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,615	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,785	$9,989	$10,049	$10,176	$10,014
5/31/2016	$9,861	$10,164	$10,115	$10,255	$10,193
6/30/2016	$9,895	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,194	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,283	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,347	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,273	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,496	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,675	$11,004	$10,582	$10,769	$11,019
1/31/2017	$10,818	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,030	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,018	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,087	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,131	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,188	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,313	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,242	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,440	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,576	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,727	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,794	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,155	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,766	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,695	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,675	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,757	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,712	$13,772	$12,088	$12,284	$13,781
7/31/2018	$11,882	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,123	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,193	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,384	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,471	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,762	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,541	$13,818	$12,033	$12,414	$13,865
2/28/2019	$11,890	$14,286	$12,266	$12,654	$14,310
3/31/2019	$11,954	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,245	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,836	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,297	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,391	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,229	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,243	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,374	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,640	$16,286	$13,282	$13,916	$16,384
12/31/2019	$12,931	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,889	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,344	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,748	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,606	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,296	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,727	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,283	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,792	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,563	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,492	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,800	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,436	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,385	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,910	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,127	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,539	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,712	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,622	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,668	$23,784	$16,691	$17,405	$23,579
8/31/2021	$16,960	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,518	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,096	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,707	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,059	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,210	$24,186	$16,569	$17,263	$24,389
2/28/2022	$15,985	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,965	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,019	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,144	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,011	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,815	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,473	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,658	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,123	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,702	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,301	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,835	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,524	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,670	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,802	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,592	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,093	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,384	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,206	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,699	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,403	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,388	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,003	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,200	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,767	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,219	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,661	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,159	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,311	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,653	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,124	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,373	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,235	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,017	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,421	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,951	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,907	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,346	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,322	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,837	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,466	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,654	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,018	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,462	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,601	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,746	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	9.09%	6.99%	7.82%
Class A with sales charge	6.66%	6.51%	7.57%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-259-A

01/26

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,781	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,360	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,312	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,811	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,980	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,052	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,080	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,371	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,465	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,524	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,442	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,653	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,829	$11,004	$10,582	$10,769	$11,019
1/31/2017	$10,968	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,178	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,158	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,232	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,260	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,311	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,431	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,351	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,546	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,676	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,821	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,883	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,241	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,840	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,760	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,733	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,806	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,753	$13,772	$12,088	$12,284	$13,781
7/31/2018	$11,917	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,153	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,216	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,404	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,484	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,764	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,531	$13,818	$12,033	$12,414	$13,865
2/28/2019	$11,875	$14,286	$12,266	$12,654	$14,310
3/31/2019	$11,922	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,217	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,798	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,256	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,340	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,169	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,177	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,300	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,558	$16,286	$13,282	$13,916	$16,384
12/31/2019	$12,841	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,779	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,238	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,650	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,488	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,168	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,589	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,123	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,623	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,386	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,308	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,589	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,209	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,151	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,665	$20,685	$15,384	$16,126	$20,327
3/31/2021	$15,857	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,254	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,418	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,317	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,341	$23,784	$16,691	$17,405	$23,579
8/31/2021	$16,633	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,186	$23,348	$16,421	$17,228	$23,166
10/31/2021	$16,736	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,341	$24,633	$16,733	$17,542	$24,617
12/31/2021	$16,678	$25,631	$17,196	$17,969	$25,720
1/31/2022	$15,846	$24,186	$16,569	$17,263	$24,389
2/28/2022	$15,614	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,583	$24,316	$16,404	$17,023	$24,537
4/30/2022	$14,643	$22,149	$15,510	$15,990	$22,398
5/31/2022	$14,771	$22,115	$15,569	$16,033	$22,439
6/30/2022	$13,660	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,428	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,082	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,287	$19,329	$14,007	$14,409	$19,581
10/31/2022	$13,721	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,279	$22,008	$15,249	$15,690	$22,350
12/31/2022	$13,878	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,390	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,090	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,208	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,328	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,128	$22,656	$15,364	$16,186	$23,094
6/30/2023	$14,593	$24,186	$15,902	$16,734	$24,620
7/31/2023	$14,868	$25,018	$16,255	$17,063	$25,411
8/31/2023	$14,698	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,181	$23,425	$15,483	$16,314	$23,814
10/31/2023	$13,896	$22,859	$15,175	$15,972	$23,314
11/30/2023	$14,831	$24,994	$16,128	$17,081	$25,443
12/31/2023	$15,420	$26,228	$16,816	$17,831	$26,599
1/31/2024	$15,600	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,126	$28,030	$17,272	$18,283	$28,490
3/31/2024	$16,555	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,002	$27,697	$17,144	$18,131	$28,205
5/31/2024	$16,474	$29,002	$17,683	$18,679	$29,604
6/30/2024	$16,611	$29,961	$17,921	$18,986	$30,666
7/31/2024	$16,931	$30,397	$18,272	$19,360	$31,039
8/31/2024	$17,376	$31,118	$18,584	$19,752	$31,792
9/30/2024	$17,591	$31,783	$18,876	$20,084	$32,471
10/31/2024	$17,462	$31,561	$18,589	$19,748	$32,177
11/30/2024	$18,192	$33,593	$19,249	$20,354	$34,066
12/31/2024	$17,619	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,103	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,049	$33,107	$19,152	$20,469	$33,734
3/31/2025	$17,499	$31,191	$18,658	$19,947	$31,833
4/30/2025	$17,478	$31,005	$18,574	$20,017	$31,617
5/31/2025	$17,962	$32,984	$19,152	$20,647	$33,607
6/30/2025	$18,541	$34,655	$19,782	$21,284	$35,316
7/31/2025	$18,709	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,032	$36,170	$20,307	$21,846	$36,841
9/30/2025	$19,460	$37,424	$20,731	$22,296	$38,185
10/31/2025	$19,580	$38,232	$20,957	$22,566	$39,079
11/30/2025	$19,694	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	8.26%	6.18%	7.01%
Class C with sales charge	7.26%	6.18%	7.01%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-667-C

01/26

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.33%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.25%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,789	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,376	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,335	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,840	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,016	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,095	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,131	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,439	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,531	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,608	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,533	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,754	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,939	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,087	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,306	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,295	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,376	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,414	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,474	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,603	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,532	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,737	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,878	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,034	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,115	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,488	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,089	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,017	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,988	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,084	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,039	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,205	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,466	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,528	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,709	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,800	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,071	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,863	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,235	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,291	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,604	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,184	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,659	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,758	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,592	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,609	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,746	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,021	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,322	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,281	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,721	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,078	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,964	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,676	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,122	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,697	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,223	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,989	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,917	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,268	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,926	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,876	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,419	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,645	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,072	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,253	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,162	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,212	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,516	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,061	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,660	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,261	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,627	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,752	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,520	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,502	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,527	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,657	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,487	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,320	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,969	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,127	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,610	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,211	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,798	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,352	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,032	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,184	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,322	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,107	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,627	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,931	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,763	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,225	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,920	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,942	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,597	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,788	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,377	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,848	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,271	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,790	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,949	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,306	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,797	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,057	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,917	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,730	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,114	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,667	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,623	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,043	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,021	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,573	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,213	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,411	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,791	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,255	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,402	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,555	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	9.25%	7.14%	7.98%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1014-F

01/26

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$17	0.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.38%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,119	$10,207	$10,115	$10,112
5/31/2017	$10,116	$10,248	$10,299	$10,246	$10,254
6/30/2017	$10,170	$10,319	$10,346	$10,273	$10,318
7/31/2017	$10,286	$10,524	$10,500	$10,421	$10,530
8/31/2017	$10,224	$10,557	$10,515	$10,461	$10,562
9/30/2017	$10,406	$10,781	$10,659	$10,580	$10,780
10/31/2017	$10,532	$11,029	$10,770	$10,704	$11,032
11/30/2017	$10,672	$11,365	$10,919	$10,836	$11,370
12/31/2017	$10,735	$11,492	$11,020	$10,923	$11,496
1/31/2018	$11,076	$12,123	$11,328	$11,194	$12,155
2/28/2018	$10,724	$11,677	$10,981	$10,926	$11,707
3/31/2018	$10,661	$11,412	$10,882	$10,816	$11,409
4/30/2018	$10,636	$11,451	$10,902	$10,847	$11,453
5/31/2018	$10,722	$11,744	$11,009	$10,958	$11,729
6/30/2018	$10,683	$11,819	$11,007	$10,976	$11,801
7/31/2018	$10,832	$12,227	$11,223	$11,180	$12,240
8/31/2018	$11,064	$12,649	$11,360	$11,351	$12,639
9/30/2018	$11,120	$12,697	$11,354	$11,370	$12,711
10/31/2018	$10,395	$11,798	$10,787	$10,893	$11,842
11/30/2018	$10,476	$12,038	$10,914	$10,980	$12,083
12/31/2018	$9,831	$10,942	$10,374	$10,540	$10,992
1/31/2019	$10,545	$11,859	$10,957	$11,093	$11,873
2/28/2019	$10,866	$12,260	$11,169	$11,307	$12,254
3/31/2019	$10,927	$12,474	$11,298	$11,481	$12,493
4/30/2019	$11,205	$12,978	$11,550	$11,733	$12,998
5/31/2019	$10,833	$12,151	$11,154	$11,412	$12,172
6/30/2019	$11,256	$13,004	$11,631	$11,900	$13,030
7/31/2019	$11,345	$13,206	$11,700	$11,979	$13,218
8/31/2019	$11,199	$12,964	$11,625	$11,962	$13,008
9/30/2019	$11,215	$13,188	$11,742	$12,069	$13,252
10/31/2019	$11,338	$13,468	$11,879	$12,231	$13,539
11/30/2019	$11,583	$13,977	$12,094	$12,435	$14,030
12/31/2019	$11,862	$14,381	$12,336	$12,668	$14,453
1/31/2020	$11,816	$14,396	$12,309	$12,721	$14,448
2/29/2020	$11,320	$13,220	$11,721	$12,219	$13,258
3/31/2020	$9,862	$11,473	$10,521	$11,102	$11,621
4/30/2020	$10,650	$12,989	$11,311	$11,906	$13,111
5/31/2020	$11,284	$13,674	$11,705	$12,334	$13,735
6/30/2020	$11,692	$13,976	$11,892	$12,532	$14,008
7/31/2020	$12,204	$14,795	$12,338	$13,030	$14,798
8/31/2020	$12,673	$15,881	$12,752	$13,475	$15,862
9/30/2020	$12,466	$15,300	$12,479	$13,213	$15,259
10/31/2020	$12,403	$14,931	$12,313	$13,027	$14,853
11/30/2020	$13,606	$16,690	$13,309	$13,986	$16,479
12/31/2020	$14,192	$17,395	$13,747	$14,347	$17,113
1/31/2021	$14,160	$17,252	$13,710	$14,264	$16,940
2/28/2021	$14,645	$17,752	$14,009	$14,410	$17,407
3/31/2021	$14,847	$18,424	$14,322	$14,614	$18,169
4/30/2021	$15,229	$19,415	$14,779	$15,040	$19,139
5/31/2021	$15,391	$19,508	$14,923	$15,143	$19,273
6/30/2021	$15,312	$19,996	$15,059	$15,351	$19,723
7/31/2021	$15,357	$20,412	$15,199	$15,553	$20,191
8/31/2021	$15,641	$21,003	$15,433	$15,769	$20,805
9/30/2021	$15,238	$20,038	$14,953	$15,395	$19,838
10/31/2021	$15,772	$21,428	$15,492	$15,853	$21,227
11/30/2021	$15,408	$21,141	$15,237	$15,676	$21,080
12/31/2021	$15,733	$21,997	$15,659	$16,057	$22,025
1/31/2022	$14,969	$20,757	$15,087	$15,425	$20,885
2/28/2022	$14,765	$20,187	$14,835	$15,150	$20,260
3/31/2022	$14,750	$20,869	$14,938	$15,212	$21,012
4/30/2022	$13,871	$19,008	$14,124	$14,289	$19,180
5/31/2022	$14,001	$18,979	$14,177	$14,327	$19,215
6/30/2022	$12,949	$17,390	$13,348	$13,452	$17,629
7/31/2022	$13,705	$19,010	$14,020	$14,281	$19,254
8/31/2022	$13,394	$18,280	$13,618	$13,805	$18,469
9/30/2022	$12,633	$16,588	$12,755	$12,876	$16,768
10/31/2022	$13,065	$17,919	$13,260	$13,382	$18,126
11/30/2022	$13,614	$18,888	$13,886	$14,020	$19,139
12/31/2022	$13,248	$17,790	$13,492	$13,656	$18,036
1/31/2023	$13,730	$18,982	$14,121	$14,366	$19,169
2/28/2023	$13,459	$18,531	$13,776	$14,051	$18,702
3/31/2023	$13,597	$19,117	$14,004	$14,404	$19,388
4/30/2023	$13,721	$19,354	$14,118	$14,572	$19,691
5/31/2023	$13,531	$19,444	$13,990	$14,464	$19,777
6/30/2023	$13,996	$20,757	$14,480	$14,953	$21,083
7/31/2023	$14,268	$21,471	$14,801	$15,247	$21,761
8/31/2023	$14,121	$21,095	$14,582	$15,062	$21,414
9/30/2023	$13,642	$20,104	$14,099	$14,578	$20,393
10/31/2023	$13,371	$19,618	$13,818	$14,273	$19,964
11/30/2023	$14,298	$21,450	$14,686	$15,263	$21,788
12/31/2023	$14,869	$22,509	$15,313	$15,934	$22,777
1/31/2024	$15,054	$22,823	$15,362	$16,020	$23,160
2/29/2024	$15,581	$24,056	$15,728	$16,337	$24,397
3/31/2024	$16,002	$24,827	$16,126	$16,686	$25,182
4/30/2024	$15,489	$23,770	$15,611	$16,202	$24,153
5/31/2024	$15,953	$24,890	$16,102	$16,691	$25,351
6/30/2024	$16,096	$25,713	$16,319	$16,966	$26,260
7/31/2024	$16,430	$26,088	$16,638	$17,300	$26,580
8/31/2024	$16,869	$26,706	$16,923	$17,650	$27,225
9/30/2024	$17,103	$27,277	$17,189	$17,947	$27,806
10/31/2024	$16,980	$27,086	$16,927	$17,646	$27,554
11/30/2024	$17,720	$28,830	$17,528	$18,188	$29,172
12/31/2024	$17,172	$28,026	$17,046	$17,839	$28,476
1/31/2025	$17,667	$28,919	$17,445	$18,238	$29,269
2/28/2025	$17,629	$28,413	$17,440	$18,290	$28,887
3/31/2025	$17,113	$26,768	$16,990	$17,825	$27,260
4/30/2025	$17,094	$26,609	$16,914	$17,887	$27,075
5/31/2025	$17,589	$28,308	$17,440	$18,450	$28,779
6/30/2025	$18,176	$29,741	$18,013	$19,019	$30,243
7/31/2025	$18,355	$30,402	$18,161	$19,162	$30,921
8/31/2025	$18,696	$31,042	$18,492	$19,521	$31,548
9/30/2025	$19,126	$32,118	$18,878	$19,924	$32,700
10/31/2025	$19,259	$32,811	$19,084	$20,165	$33,465
11/30/2025	$19,382	$32,891	$19,229	$20,255	$33,547

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.38%	7.33%	7.94%
Russell 1000 Index	14.09%	14.53%	8.66%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.84%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.49%
S&P 500 Index	15.00%	15.28%	15.00%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8978-F3

01/26

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.36%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,378	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,338	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,844	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,020	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,100	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,128	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,437	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,530	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,607	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,533	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,755	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,941	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,090	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,319	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,309	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,382	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,431	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,481	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,621	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,552	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,757	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,900	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,057	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,129	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,503	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,105	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,034	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,016	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,103	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,059	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,236	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,488	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,562	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,732	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,824	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,094	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,889	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,263	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,320	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,634	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,214	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,691	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,792	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,627	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,645	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,772	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,060	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,363	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,323	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,762	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,115	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,005	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,721	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,169	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,747	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,276	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,043	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,971	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,317	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,991	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,942	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,489	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,718	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,148	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,331	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,241	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,280	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,600	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,144	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,747	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,348	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,717	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,839	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,607	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,591	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,611	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,744	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,570	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,408	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,056	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,211	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,683	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,304	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,889	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,448	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,128	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,283	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,423	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,208	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,733	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,040	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,858	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,332	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,026	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,057	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,702	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,911	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,507	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,982	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,403	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,927	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,089	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,450	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,947	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,210	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,071	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,892	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,273	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,832	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,790	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,206	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,185	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,728	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,391	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,593	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,979	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,449	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,599	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,754	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	9.36%	7.27%	8.08%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1428-I

01/26

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.86%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,786	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,370	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,325	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,829	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,002	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,079	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,102	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,408	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,497	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,570	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,493	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,710	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,892	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,037	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,252	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,238	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,306	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,350	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,406	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,532	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,458	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,659	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,796	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,948	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,016	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,383	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,983	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,908	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,876	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,967	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,919	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,091	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,336	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,394	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,576	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,663	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,937	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,720	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,085	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,138	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,444	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,024	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,493	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,575	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,418	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,432	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,552	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,821	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,127	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,070	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,524	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,907	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,768	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,458	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,906	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,459	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,975	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,739	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,664	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,982	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,626	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,583	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,115	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,321	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,737	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,911	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,816	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,847	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,154	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,701	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,286	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,888	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,231	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,379	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,146	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,137	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,159	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,298	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,144	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,959	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,608	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,778	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,248	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,833	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,425	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,949	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,646	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,791	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,923	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,708	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,198	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,492	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,323	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,792	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,503	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,498	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,115	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,296	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,867	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,322	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,754	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,240	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,391	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,749	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,207	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,456	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,313	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,101	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,495	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,027	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,980	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,410	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,383	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,915	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,533	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,719	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,068	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,528	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,665	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,793	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	8.86%	6.77%	7.59%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-582-P

01/26

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$87	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,779	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,361	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,326	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,826	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,994	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,068	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,098	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,403	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,489	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,559	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,472	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,693	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,878	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,018	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,236	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,220	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,286	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,326	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,379	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,510	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,427	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,629	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,761	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,908	$13,243	$11,991	$12,126	$13,277
12/31/2017	$11,982	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,346	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,946	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,871	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,838	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,925	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,877	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,042	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,279	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,344	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,528	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,611	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,885	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,673	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,026	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,087	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,381	$15,122	$12,684	$13,131	$15,179
5/31/2019	$11,962	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,426	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,514	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,350	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,361	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,486	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,755	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,049	$16,756	$13,547	$14,177	$16,878
1/31/2020	$12,993	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,440	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,832	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,696	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,382	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,813	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,364	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,882	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,642	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,557	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,871	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,512	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,458	$20,102	$15,056	$15,963	$19,782
2/28/2021	$15,979	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,186	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,596	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,772	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,679	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,707	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,012	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,562	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,134	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,737	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,075	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,232	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,008	$23,522	$16,292	$16,954	$23,659
3/31/2022	$15,983	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,020	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,150	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,005	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,808	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,458	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,635	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,097	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,680	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,274	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,800	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,495	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,631	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,755	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,548	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,029	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,320	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,143	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,621	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,330	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,305	$24,994	$16,128	$17,081	$25,443
12/31/2023	$15,922	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,106	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,662	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,107	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,549	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,038	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,179	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,517	$30,397	$18,272	$19,360	$31,039
8/31/2024	$17,979	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,213	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,089	$31,561	$18,589	$19,748	$32,177
11/30/2024	$18,849	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,257	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,774	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,726	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,154	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,140	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,643	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,255	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,443	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,786	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,234	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,360	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,494	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.72%	6.62%	7.44%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1084-R2

01/26

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$76	0.73%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.76%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,786	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,370	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,326	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,829	$9,935	$9,943	$10,032	$9,975
4/30/2016	$9,991	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,077	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,100	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,404	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,493	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,566	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,488	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,705	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,886	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,030	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,244	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,229	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,307	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,341	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,397	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,532	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,448	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,647	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,784	$12,851	$11,828	$11,978	$12,882
11/30/2017	$11,935	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,002	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,377	$14,125	$12,440	$12,527	$14,194
2/28/2018	$11,978	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,903	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,871	$13,343	$11,972	$12,139	$13,374
5/31/2018	$11,961	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,913	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,073	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,327	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,385	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,570	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,656	$14,027	$11,985	$12,288	$14,111
12/31/2018	$10,931	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,722	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,075	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,127	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,431	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,012	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,479	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,572	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,404	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,417	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,547	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,814	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,107	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,050	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,506	$15,404	$12,872	$13,675	$15,483
3/31/2020	$10,895	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,752	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,450	$15,933	$12,854	$13,803	$16,039
6/30/2020	$12,884	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,445	$17,239	$13,550	$14,582	$17,281
8/31/2020	$13,958	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,723	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,647	$17,398	$13,521	$14,579	$17,345
11/30/2020	$14,959	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,599	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,556	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,084	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,288	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,702	$22,623	$16,230	$16,832	$22,350
5/31/2021	$16,874	$22,730	$16,388	$16,946	$22,506
6/30/2021	$16,790	$23,300	$16,537	$17,179	$23,032
7/31/2021	$16,821	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,126	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,674	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,255	$24,968	$17,013	$17,741	$24,789
11/30/2021	$16,847	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,199	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,338	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,121	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,097	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,125	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,262	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,115	$20,263	$14,659	$15,054	$20,587
7/31/2022	$14,923	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,575	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,749	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,202	$20,879	$14,562	$14,975	$21,167
11/30/2022	$14,796	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,389	$20,729	$14,816	$15,282	$21,062
1/31/2023	$14,909	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,609	$21,592	$15,129	$15,724	$21,839
3/31/2023	$14,752	$22,275	$15,379	$16,119	$22,641
4/30/2023	$14,882	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,668	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,155	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,445	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,277	$24,580	$16,014	$16,856	$25,007
9/30/2023	$14,749	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,462	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,451	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,066	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,260	$26,594	$16,870	$17,928	$27,046
2/29/2024	$16,812	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,264	$28,928	$17,709	$18,674	$29,406
4/30/2024	$16,698	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,195	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,344	$29,961	$17,921	$18,986	$30,666
7/31/2024	$17,684	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,153	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,399	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,257	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,038	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,436	$32,657	$18,720	$19,964	$33,254
1/31/2025	$18,963	$33,696	$19,158	$20,410	$34,180
2/28/2025	$18,915	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,349	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,321	$31,005	$18,574	$20,017	$31,617
5/31/2025	$18,848	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,460	$34,655	$19,782	$21,284	$35,316
7/31/2025	$19,644	$35,425	$19,944	$21,444	$36,109
8/31/2025	$19,989	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,445	$37,424	$20,731	$22,296	$38,185
10/31/2025	$20,579	$38,232	$20,957	$22,566	$39,079
11/30/2025	$20,706	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.76%	6.72%	7.55%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2058-R3

01/26

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,789	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,375	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,333	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,837	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,011	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,089	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,124	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,430	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,521	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,596	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,520	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,739	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,923	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,069	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,286	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,275	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,356	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,392	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,450	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,578	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,506	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,709	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,849	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,003	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,072	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,452	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,044	$13,607	$12,059	$12,228	$13,671
3/31/2018	$11,971	$13,298	$11,951	$12,104	$13,323
4/30/2018	$11,951	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,035	$13,684	$12,090	$12,263	$13,696
6/30/2018	$11,989	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,163	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,421	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,481	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,664	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,743	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,016	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,814	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,172	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,237	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,535	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,116	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,599	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,684	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,529	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,533	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,667	$15,693	$13,045	$13,688	$15,810
11/30/2019	$12,939	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,248	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,194	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,636	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,003	$13,368	$11,554	$12,425	$13,570
4/30/2020	$11,881	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,587	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,029	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,598	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,130	$18,504	$14,004	$15,079	$18,523
9/30/2020	$13,884	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,811	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,150	$19,447	$14,616	$15,651	$19,244
12/31/2020	$15,800	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,749	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,298	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,508	$21,467	$15,729	$16,354	$21,218
4/30/2021	$16,929	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,107	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,014	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,061	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,361	$24,472	$16,948	$17,646	$24,296
9/30/2021	$16,907	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,499	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,101	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,462	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,593	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,362	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,341	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,374	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,501	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,342	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,164	$22,150	$15,397	$15,982	$22,485
8/31/2022	$14,814	$21,300	$14,955	$15,449	$21,568
9/30/2022	$13,980	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,456	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,048	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,638	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,184	$22,118	$15,508	$16,076	$22,385
2/28/2023	$14,881	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,015	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,150	$22,551	$15,504	$16,307	$22,994
5/31/2023	$14,951	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,448	$24,186	$15,902	$16,734	$24,620
7/31/2023	$15,747	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,579	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,046	$23,425	$15,483	$16,314	$23,814
10/31/2023	$14,742	$22,859	$15,175	$15,972	$23,314
11/30/2023	$15,750	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,395	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,581	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,162	$28,030	$17,272	$18,283	$28,490
3/31/2024	$17,625	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,053	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,563	$29,002	$17,683	$18,679	$29,604
6/30/2024	$17,718	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,068	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,551	$31,118	$18,584	$19,752	$31,792
9/30/2024	$18,805	$31,783	$18,876	$20,084	$32,471
10/31/2024	$18,664	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,465	$33,593	$19,249	$20,354	$34,066
12/31/2024	$18,854	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,396	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,351	$33,107	$19,152	$20,469	$33,734
3/31/2025	$18,777	$31,191	$18,658	$19,947	$31,833
4/30/2025	$18,752	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,295	$32,984	$19,152	$20,647	$33,607
6/30/2025	$19,923	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,116	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,488	$36,170	$20,307	$21,846	$36,841
9/30/2025	$20,959	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,085	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,233	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	9.09%	6.98%	7.82%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8710-R4

01/26

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.33%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,378	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,337	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,844	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,019	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,100	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,137	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,445	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,538	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,616	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,537	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,769	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,954	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,094	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,323	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,313	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,386	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,434	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,495	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,625	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,555	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,761	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,903	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,060	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,132	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,516	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,108	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,037	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,019	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,106	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,062	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,239	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,501	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,564	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,735	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,837	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,098	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,904	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,266	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,334	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,648	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,218	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,705	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,795	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,641	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,647	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,786	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,073	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,376	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,325	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,776	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,130	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,019	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,723	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,183	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,761	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,289	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,056	$17,828	$13,704	$14,787	$17,819
10/31/2020	$13,984	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,341	$19,447	$14,616	$15,651	$19,244
12/31/2020	$16,002	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,953	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,512	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,728	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,158	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,353	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,263	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,302	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,621	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,166	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,769	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,357	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,724	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,847	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,630	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,614	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,621	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,768	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,580	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,418	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,081	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,222	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,709	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,328	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,900	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,458	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,152	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,292	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,447	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,233	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,742	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,048	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,882	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,342	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,036	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,081	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,725	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,934	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,528	$28,030	$17,272	$18,283	$28,490
3/31/2024	$18,004	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,425	$27,697	$17,144	$18,131	$28,205
5/31/2024	$17,948	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,110	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,471	$30,397	$18,272	$19,360	$31,039
8/31/2024	$18,967	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,230	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,091	$31,561	$18,589	$19,748	$32,177
11/30/2024	$19,911	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,292	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,851	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,808	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,225	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,204	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,763	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,425	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,626	$35,425	$19,944	$21,444	$36,109
8/31/2025	$20,995	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,480	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,630	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,770	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.33%	7.25%	8.09%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8742-R5

01/26

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.17%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 9.39%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.09% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 15.00% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,791	$9,820	$9,836	$9,853	$9,842
1/31/2016	$9,379	$9,292	$9,515	$9,580	$9,354
2/29/2016	$9,338	$9,288	$9,496	$9,590	$9,341
3/31/2016	$9,845	$9,935	$9,943	$10,032	$9,975
4/30/2016	$10,012	$9,989	$10,049	$10,176	$10,014
5/31/2016	$10,092	$10,164	$10,115	$10,255	$10,193
6/30/2016	$10,130	$10,187	$10,161	$10,307	$10,220
7/31/2016	$10,438	$10,575	$10,431	$10,588	$10,597
8/31/2016	$10,532	$10,589	$10,457	$10,638	$10,612
9/30/2016	$10,600	$10,598	$10,478	$10,667	$10,614
10/31/2016	$10,526	$10,391	$10,325	$10,544	$10,420
11/30/2016	$10,758	$10,801	$10,450	$10,607	$10,806
12/31/2016	$10,944	$11,004	$10,582	$10,769	$11,019
1/31/2017	$11,094	$11,225	$10,741	$10,922	$11,228
2/28/2017	$11,313	$11,660	$10,961	$11,163	$11,674
3/31/2017	$11,313	$11,667	$10,988	$11,192	$11,688
4/30/2017	$11,386	$11,790	$11,209	$11,319	$11,808
5/31/2017	$11,435	$11,941	$11,310	$11,467	$11,974
6/30/2017	$11,486	$12,024	$11,361	$11,496	$12,049
7/31/2017	$11,626	$12,262	$11,530	$11,662	$12,297
8/31/2017	$11,557	$12,301	$11,547	$11,707	$12,334
9/30/2017	$11,763	$12,563	$11,705	$11,840	$12,589
10/31/2017	$11,905	$12,851	$11,828	$11,978	$12,882
11/30/2017	$12,063	$13,243	$11,991	$12,126	$13,277
12/31/2017	$12,135	$13,390	$12,102	$12,224	$13,425
1/31/2018	$12,509	$14,125	$12,440	$12,527	$14,194
2/28/2018	$12,111	$13,607	$12,059	$12,228	$13,671
3/31/2018	$12,040	$13,298	$11,951	$12,104	$13,323
4/30/2018	$12,023	$13,343	$11,972	$12,139	$13,374
5/31/2018	$12,110	$13,684	$12,090	$12,263	$13,696
6/30/2018	$12,076	$13,772	$12,088	$12,284	$13,781
7/31/2018	$12,244	$14,247	$12,324	$12,512	$14,294
8/31/2018	$12,506	$14,738	$12,475	$12,703	$14,759
9/30/2018	$12,570	$14,794	$12,468	$12,724	$14,843
10/31/2018	$11,750	$13,747	$11,846	$12,191	$13,829
11/30/2018	$11,842	$14,027	$11,985	$12,288	$14,111
12/31/2018	$11,101	$12,750	$11,393	$11,795	$12,837
1/31/2019	$11,908	$13,818	$12,033	$12,414	$13,865
2/28/2019	$12,271	$14,286	$12,266	$12,654	$14,310
3/31/2019	$12,340	$14,535	$12,408	$12,849	$14,588
4/30/2019	$12,655	$15,122	$12,684	$13,131	$15,179
5/31/2019	$12,234	$14,158	$12,249	$12,771	$14,215
6/30/2019	$12,712	$15,152	$12,773	$13,317	$15,216
7/31/2019	$12,802	$15,387	$12,849	$13,405	$15,435
8/31/2019	$12,648	$15,105	$12,766	$13,387	$15,190
9/30/2019	$12,666	$15,367	$12,895	$13,506	$15,475
10/31/2019	$12,793	$15,693	$13,045	$13,688	$15,810
11/30/2019	$13,082	$16,286	$13,282	$13,916	$16,384
12/31/2019	$13,385	$16,756	$13,547	$14,177	$16,878
1/31/2020	$13,345	$16,774	$13,518	$14,236	$16,872
2/29/2020	$12,785	$15,404	$12,872	$13,675	$15,483
3/31/2020	$11,136	$13,368	$11,554	$12,425	$13,570
4/30/2020	$12,027	$15,135	$12,421	$13,323	$15,310
5/31/2020	$12,744	$15,933	$12,854	$13,803	$16,039
6/30/2020	$13,205	$16,285	$13,060	$14,025	$16,358
7/31/2020	$13,772	$17,239	$13,550	$14,582	$17,281
8/31/2020	$14,314	$18,504	$14,004	$15,079	$18,523
9/30/2020	$14,080	$17,828	$13,704	$14,787	$17,819
10/31/2020	$14,009	$17,398	$13,521	$14,579	$17,345
11/30/2020	$15,368	$19,447	$14,616	$15,651	$19,244
12/31/2020	$16,031	$20,269	$15,097	$16,055	$19,984
1/31/2021	$15,995	$20,102	$15,056	$15,963	$19,782
2/28/2021	$16,543	$20,685	$15,384	$16,126	$20,327
3/31/2021	$16,760	$21,467	$15,729	$16,354	$21,218
4/30/2021	$17,203	$22,623	$16,230	$16,832	$22,350
5/31/2021	$17,386	$22,730	$16,388	$16,946	$22,506
6/30/2021	$17,297	$23,300	$16,537	$17,179	$23,032
7/31/2021	$17,336	$23,784	$16,691	$17,405	$23,579
8/31/2021	$17,657	$24,472	$16,948	$17,646	$24,296
9/30/2021	$17,201	$23,348	$16,421	$17,228	$23,166
10/31/2021	$17,805	$24,968	$17,013	$17,741	$24,789
11/30/2021	$17,406	$24,633	$16,733	$17,542	$24,617
12/31/2021	$17,776	$25,631	$17,196	$17,969	$25,720
1/31/2022	$16,897	$24,186	$16,569	$17,263	$24,389
2/28/2022	$16,666	$23,522	$16,292	$16,954	$23,659
3/31/2022	$16,664	$24,316	$16,404	$17,023	$24,537
4/30/2022	$15,670	$22,149	$15,510	$15,990	$22,398
5/31/2022	$15,803	$22,115	$15,569	$16,033	$22,439
6/30/2022	$14,628	$20,263	$14,659	$15,054	$20,587
7/31/2022	$15,468	$22,150	$15,397	$15,982	$22,485
8/31/2022	$15,116	$21,300	$14,955	$15,449	$21,568
9/30/2022	$14,270	$19,329	$14,007	$14,409	$19,581
10/31/2022	$14,758	$20,879	$14,562	$14,975	$21,167
11/30/2022	$15,365	$22,008	$15,249	$15,690	$22,350
12/31/2022	$14,950	$20,729	$14,816	$15,282	$21,062
1/31/2023	$15,510	$22,118	$15,508	$16,076	$22,385
2/28/2023	$15,204	$21,592	$15,129	$15,724	$21,839
3/31/2023	$15,345	$22,275	$15,379	$16,119	$22,641
4/30/2023	$15,501	$22,551	$15,504	$16,307	$22,994
5/31/2023	$15,286	$22,656	$15,364	$16,186	$23,094
6/30/2023	$15,797	$24,186	$15,902	$16,734	$24,620
7/31/2023	$16,119	$25,018	$16,255	$17,063	$25,411
8/31/2023	$15,938	$24,580	$16,014	$16,856	$25,007
9/30/2023	$15,396	$23,425	$15,483	$16,314	$23,814
10/31/2023	$15,105	$22,859	$15,175	$15,972	$23,314
11/30/2023	$16,137	$24,994	$16,128	$17,081	$25,443
12/31/2023	$16,799	$26,228	$16,816	$17,831	$26,599
1/31/2024	$16,992	$26,594	$16,870	$17,928	$27,046
2/29/2024	$17,588	$28,030	$17,272	$18,283	$28,490
3/31/2024	$18,080	$28,928	$17,709	$18,674	$29,406
4/30/2024	$17,500	$27,697	$17,144	$18,131	$28,205
5/31/2024	$18,025	$29,002	$17,683	$18,679	$29,604
6/30/2024	$18,187	$29,961	$17,921	$18,986	$30,666
7/31/2024	$18,549	$30,397	$18,272	$19,360	$31,039
8/31/2024	$19,061	$31,118	$18,584	$19,752	$31,792
9/30/2024	$19,309	$31,783	$18,876	$20,084	$32,471
10/31/2024	$19,186	$31,561	$18,589	$19,748	$32,177
11/30/2024	$20,008	$33,593	$19,249	$20,354	$34,066
12/31/2024	$19,387	$32,657	$18,720	$19,964	$33,254
1/31/2025	$19,947	$33,696	$19,158	$20,410	$34,180
2/28/2025	$19,905	$33,107	$19,152	$20,469	$33,734
3/31/2025	$19,321	$31,191	$18,658	$19,947	$31,833
4/30/2025	$19,300	$31,005	$18,574	$20,017	$31,617
5/31/2025	$19,859	$32,984	$19,152	$20,647	$33,607
6/30/2025	$20,523	$34,655	$19,782	$21,284	$35,316
7/31/2025	$20,725	$35,425	$19,944	$21,444	$36,109
8/31/2025	$21,111	$36,170	$20,307	$21,846	$36,841
9/30/2025	$21,582	$37,424	$20,731	$22,296	$38,185
10/31/2025	$21,747	$38,232	$20,957	$22,566	$39,079
11/30/2025	$21,887	$38,325	$21,117	$22,668	$39,175

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.39%	7.33%	8.15%
Russell 1000 Index	14.09%	14.53%	14.38%
Morningstar Moderate Allocation Average	9.70%	7.64%	7.76%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	11.37%	7.69%	8.53%
S&P 500 Index	15.00%	15.28%	14.63%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$2,020,246,742
# of Portfolio Holdings	13
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,754,386

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	9.15%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.76%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	27.41%
Lord Abbett Investment Trust-High Yield Fund - Class I	6.04%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.67%
Lord Abbett Private Credit Fund	1.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	14.31%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	12.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.15%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.47%
Lord Abbett Securities Trust-International Value Fund - Class I	3.98%
Repurchase Agreements	0.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8774-R6

01/26

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.34%, reflecting performance at the net asset value (NAV) of Class A shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,774	$10,000	$10,000	$10,000
12/31/2015	$9,608	$9,854	$9,872	$9,968
1/31/2016	$9,362	$9,652	$9,716	$10,105
2/29/2016	$9,324	$9,653	$9,740	$10,177
3/31/2016	$9,657	$10,032	$10,088	$10,270
4/30/2016	$9,819	$10,151	$10,248	$10,309
5/31/2016	$9,870	$10,198	$10,295	$10,312
6/30/2016	$9,928	$10,299	$10,377	$10,497
7/31/2016	$10,155	$10,514	$10,604	$10,564
8/31/2016	$10,264	$10,541	$10,661	$10,552
9/30/2016	$10,323	$10,566	$10,691	$10,545
10/31/2016	$10,313	$10,448	$10,599	$10,465
11/30/2016	$10,369	$10,447	$10,538	$10,217
12/31/2016	$10,500	$10,571	$10,672	$10,232
1/31/2017	$10,649	$10,699	$10,792	$10,252
2/28/2017	$10,787	$10,877	$10,965	$10,321
3/31/2017	$10,808	$10,898	$10,990	$10,315
4/30/2017	$10,893	$10,994	$11,111	$10,395
5/31/2017	$10,952	$11,090	$11,245	$10,475
6/30/2017	$10,981	$11,117	$11,257	$10,464
7/31/2017	$11,101	$11,254	$11,388	$10,509
8/31/2017	$11,085	$11,289	$11,440	$10,603
9/30/2017	$11,213	$11,393	$11,519	$10,553
10/31/2017	$11,336	$11,474	$11,604	$10,559
11/30/2017	$11,421	$11,563	$11,673	$10,546
12/31/2017	$11,463	$11,647	$11,750	$10,594
1/31/2018	$11,732	$11,843	$11,896	$10,472
2/28/2018	$11,487	$11,564	$11,677	$10,373
3/31/2018	$11,435	$11,518	$11,620	$10,439
4/30/2018	$11,435	$11,516	$11,636	$10,362
5/31/2018	$11,529	$11,585	$11,707	$10,435
6/30/2018	$11,491	$11,572	$11,712	$10,423
7/31/2018	$11,574	$11,737	$11,856	$10,425
8/31/2018	$11,766	$11,805	$11,971	$10,492
9/30/2018	$11,812	$11,794	$11,973	$10,425
10/31/2018	$11,196	$11,383	$11,617	$10,342
11/30/2018	$11,217	$11,468	$11,668	$10,404
12/31/2018	$10,729	$11,136	$11,432	$10,595
1/31/2019	$11,330	$11,613	$11,884	$10,708
2/28/2019	$11,593	$11,777	$12,042	$10,701
3/31/2019	$11,622	$11,926	$12,227	$10,907
4/30/2019	$11,847	$12,098	$12,405	$10,910
5/31/2019	$11,598	$11,889	$12,249	$11,103
6/30/2019	$11,926	$12,262	$12,638	$11,243
7/31/2019	$11,984	$12,308	$12,690	$11,268
8/31/2019	$11,862	$12,321	$12,772	$11,560
9/30/2019	$11,882	$12,399	$12,832	$11,498
10/31/2019	$11,997	$12,507	$12,958	$11,533
11/30/2019	$12,171	$12,624	$13,077	$11,527
12/31/2019	$12,431	$12,821	$13,259	$11,519
1/31/2020	$12,384	$12,847	$13,349	$11,740
2/29/2020	$12,057	$12,475	$13,067	$11,952
3/31/2020	$10,754	$11,371	$12,130	$11,881
4/30/2020	$11,329	$11,984	$12,742	$12,093
5/31/2020	$11,820	$12,333	$13,104	$12,149
6/30/2020	$12,181	$12,512	$13,275	$12,225
7/31/2020	$12,623	$12,893	$13,709	$12,408
8/31/2020	$12,955	$13,143	$13,965	$12,308
9/30/2020	$12,796	$12,972	$13,787	$12,301
10/31/2020	$12,740	$12,848	$13,654	$12,246
11/30/2020	$13,671	$13,596	$14,384	$12,366
12/31/2020	$14,148	$13,903	$14,651	$12,383
1/31/2021	$14,128	$13,865	$14,578	$12,295
2/28/2021	$14,454	$13,997	$14,613	$12,117
3/31/2021	$14,602	$14,176	$14,683	$11,966
4/30/2021	$14,872	$14,500	$14,979	$12,060
5/31/2021	$15,063	$14,642	$15,076	$12,100
6/30/2021	$14,965	$14,724	$15,234	$12,185
7/31/2021	$14,989	$14,836	$15,399	$12,321
8/31/2021	$15,182	$14,974	$15,524	$12,297
9/30/2021	$14,880	$14,678	$15,278	$12,191
10/31/2021	$15,244	$14,980	$15,519	$12,188
11/30/2021	$14,961	$14,787	$15,386	$12,224
12/31/2021	$15,214	$15,104	$15,644	$12,192
1/31/2022	$14,638	$14,688	$15,133	$11,930
2/28/2022	$14,451	$14,460	$14,914	$11,797
3/31/2022	$14,363	$14,424	$14,805	$11,469
4/30/2022	$13,674	$13,765	$14,060	$11,034
5/31/2022	$13,753	$13,807	$14,117	$11,105
6/30/2022	$12,862	$13,124	$13,410	$10,931
7/31/2022	$13,474	$13,670	$14,076	$11,198
8/31/2022	$13,198	$13,318	$13,639	$10,881
9/30/2022	$12,576	$12,533	$12,857	$10,411
10/31/2022	$12,809	$12,840	$13,150	$10,276
11/30/2022	$13,281	$13,428	$13,719	$10,654
12/31/2022	$13,038	$13,176	$13,508	$10,606
1/31/2023	$13,475	$13,731	$14,118	$10,932
2/28/2023	$13,210	$13,404	$13,812	$10,650
3/31/2023	$13,375	$13,607	$14,132	$10,920
4/30/2023	$13,474	$13,718	$14,281	$10,987
5/31/2023	$13,283	$13,526	$14,132	$10,867
6/30/2023	$13,541	$13,836	$14,423	$10,828
7/31/2023	$13,715	$14,050	$14,616	$10,821
8/31/2023	$13,593	$13,863	$14,478	$10,751
9/30/2023	$13,218	$13,471	$14,086	$10,478
10/31/2023	$12,989	$13,219	$13,817	$10,313
11/30/2023	$13,693	$13,961	$14,643	$10,780
12/31/2023	$14,215	$14,522	$15,253	$11,193
1/31/2024	$14,303	$14,540	$15,286	$11,162
2/29/2024	$14,565	$14,694	$15,394	$11,004
3/31/2024	$14,873	$14,996	$15,655	$11,106
4/30/2024	$14,479	$14,600	$15,267	$10,825
5/31/2024	$14,820	$14,965	$15,632	$11,009
6/30/2024	$14,908	$15,105	$15,815	$11,113
7/31/2024	$15,211	$15,435	$16,151	$11,373
8/31/2024	$15,585	$15,696	$16,450	$11,536
9/30/2024	$15,779	$15,928	$16,702	$11,690
10/31/2024	$15,572	$15,628	$16,379	$11,401
11/30/2024	$16,020	$16,034	$16,706	$11,521
12/31/2024	$15,629	$15,646	$16,435	$11,332
1/31/2025	$15,951	$15,934	$16,722	$11,393
2/28/2025	$16,059	$16,039	$16,889	$11,643
3/31/2025	$15,790	$15,760	$16,646	$11,648
4/30/2025	$15,798	$15,673	$16,735	$11,693
5/31/2025	$16,056	$15,991	$17,044	$11,610
6/30/2025	$16,486	$16,433	$17,452	$11,788
7/31/2025	$16,554	$16,525	$17,502	$11,757
8/31/2025	$16,832	$16,835	$17,798	$11,898
9/30/2025	$17,132	$17,130	$18,078	$12,028
10/31/2025	$17,255	$17,264	$18,238	$12,103
11/30/2025	$17,356	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.34%	4.89%	5.91%
Class A with sales charge	5.90%	4.41%	5.67%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1440-A

01/26

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 7.56%, reflecting performance at the net asset value (NAV) of Class C shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,820	$9,854	$9,872	$9,968
1/31/2016	$9,565	$9,652	$9,716	$10,105
2/29/2016	$9,522	$9,653	$9,740	$10,177
3/31/2016	$9,857	$10,032	$10,088	$10,270
4/30/2016	$10,014	$10,151	$10,248	$10,309
5/31/2016	$10,060	$10,198	$10,295	$10,312
6/30/2016	$10,119	$10,299	$10,377	$10,497
7/31/2016	$10,341	$10,514	$10,604	$10,564
8/31/2016	$10,443	$10,541	$10,661	$10,552
9/30/2016	$10,503	$10,566	$10,691	$10,545
10/31/2016	$10,480	$10,448	$10,599	$10,465
11/30/2016	$10,536	$10,447	$10,538	$10,217
12/31/2016	$10,661	$10,571	$10,672	$10,232
1/31/2017	$10,802	$10,699	$10,792	$10,252
2/28/2017	$10,934	$10,877	$10,965	$10,321
3/31/2017	$10,948	$10,898	$10,990	$10,315
4/30/2017	$11,026	$10,994	$11,111	$10,395
5/31/2017	$11,086	$11,090	$11,245	$10,475
6/30/2017	$11,107	$11,117	$11,257	$10,464
7/31/2017	$11,220	$11,254	$11,388	$10,509
8/31/2017	$11,196	$11,289	$11,440	$10,603
9/30/2017	$11,318	$11,393	$11,519	$10,553
10/31/2017	$11,432	$11,474	$11,604	$10,559
11/30/2017	$11,510	$11,563	$11,673	$10,546
12/31/2017	$11,544	$11,647	$11,750	$10,594
1/31/2018	$11,811	$11,843	$11,896	$10,472
2/28/2018	$11,553	$11,564	$11,677	$10,373
3/31/2018	$11,502	$11,518	$11,620	$10,439
4/30/2018	$11,496	$11,516	$11,636	$10,362
5/31/2018	$11,573	$11,585	$11,707	$10,435
6/30/2018	$11,528	$11,572	$11,712	$10,423
7/31/2018	$11,609	$11,737	$11,856	$10,425
8/31/2018	$11,792	$11,805	$11,971	$10,492
9/30/2018	$11,831	$11,794	$11,973	$10,425
10/31/2018	$11,207	$11,383	$11,617	$10,342
11/30/2018	$11,221	$11,468	$11,668	$10,404
12/31/2018	$10,725	$11,136	$11,432	$10,595
1/31/2019	$11,326	$11,613	$11,884	$10,708
2/28/2019	$11,570	$11,777	$12,042	$10,701
3/31/2019	$11,599	$11,926	$12,227	$10,907
4/30/2019	$11,812	$12,098	$12,405	$10,910
5/31/2019	$11,560	$11,889	$12,249	$11,103
6/30/2019	$11,876	$12,262	$12,638	$11,243
7/31/2019	$11,932	$12,308	$12,690	$11,268
8/31/2019	$11,805	$12,321	$12,772	$11,560
9/30/2019	$11,818	$12,399	$12,832	$11,498
10/31/2019	$11,921	$12,507	$12,958	$11,533
11/30/2019	$12,085	$12,624	$13,077	$11,527
12/31/2019	$12,331	$12,821	$13,259	$11,519
1/31/2020	$12,277	$12,847	$13,349	$11,740
2/29/2020	$11,950	$12,475	$13,067	$11,952
3/31/2020	$10,647	$11,371	$12,130	$11,881
4/30/2020	$11,217	$11,984	$12,742	$12,093
5/31/2020	$11,697	$12,333	$13,104	$12,149
6/30/2020	$12,040	$12,512	$13,275	$12,225
7/31/2020	$12,468	$12,893	$13,709	$12,408
8/31/2020	$12,791	$13,143	$13,965	$12,308
9/30/2020	$12,628	$12,972	$13,787	$12,301
10/31/2020	$12,565	$12,848	$13,654	$12,246
11/30/2020	$13,471	$13,596	$14,384	$12,366
12/31/2020	$13,939	$13,903	$14,651	$12,383
1/31/2021	$13,902	$13,865	$14,578	$12,295
2/28/2021	$14,226	$13,997	$14,613	$12,117
3/31/2021	$14,359	$14,176	$14,683	$11,966
4/30/2021	$14,611	$14,500	$14,979	$12,060
5/31/2021	$14,787	$14,642	$15,076	$12,100
6/30/2021	$14,690	$14,724	$15,234	$12,185
7/31/2021	$14,704	$14,836	$15,399	$12,321
8/31/2021	$14,880	$14,974	$15,524	$12,297
9/30/2021	$14,571	$14,678	$15,278	$12,191
10/31/2021	$14,921	$14,980	$15,519	$12,188
11/30/2021	$14,638	$14,787	$15,386	$12,224
12/31/2021	$14,872	$15,104	$15,644	$12,192
1/31/2022	$14,301	$14,688	$15,133	$11,930
2/28/2022	$14,105	$14,460	$14,914	$11,797
3/31/2022	$14,009	$14,424	$14,805	$11,469
4/30/2022	$13,331	$13,765	$14,060	$11,034
5/31/2022	$13,399	$13,807	$14,117	$11,105
6/30/2022	$12,528	$13,124	$13,410	$10,931
7/31/2022	$13,123	$13,670	$14,076	$11,198
8/31/2022	$12,840	$13,318	$13,639	$10,881
9/30/2022	$12,229	$12,533	$12,857	$10,411
10/31/2022	$12,444	$12,840	$13,150	$10,276
11/30/2022	$12,893	$13,428	$13,719	$10,654
12/31/2022	$12,645	$13,176	$13,508	$10,606
1/31/2023	$13,069	$13,731	$14,118	$10,932
2/28/2023	$12,801	$13,404	$13,812	$10,650
3/31/2023	$12,948	$13,607	$14,132	$10,920
4/30/2023	$13,043	$13,718	$14,281	$10,987
5/31/2023	$12,853	$13,526	$14,132	$10,867
6/30/2023	$13,088	$13,836	$14,423	$10,828
7/31/2023	$13,254	$14,050	$14,616	$10,821
8/31/2023	$13,119	$13,863	$14,478	$10,751
9/30/2023	$12,747	$13,471	$14,086	$10,478
10/31/2023	$12,530	$13,219	$13,817	$10,313
11/30/2023	$13,196	$13,961	$14,643	$10,780
12/31/2023	$13,691	$14,522	$15,253	$11,193
1/31/2024	$13,763	$14,540	$15,286	$11,162
2/29/2024	$14,002	$14,694	$15,394	$11,004
3/31/2024	$14,293	$14,996	$15,655	$11,106
4/30/2024	$13,903	$14,600	$15,267	$10,825
5/31/2024	$14,223	$14,965	$15,632	$11,009
6/30/2024	$14,306	$15,105	$15,815	$11,113
7/31/2024	$14,581	$15,435	$16,151	$11,373
8/31/2024	$14,932	$15,696	$16,450	$11,536
9/30/2024	$15,115	$15,928	$16,702	$11,690
10/31/2024	$14,900	$15,628	$16,379	$11,401
11/30/2024	$15,320	$16,034	$16,706	$11,521
12/31/2024	$14,935	$15,646	$16,435	$11,332
1/31/2025	$15,235	$15,934	$16,722	$11,393
2/28/2025	$15,335	$16,039	$16,889	$11,643
3/31/2025	$15,065	$15,760	$16,646	$11,648
4/30/2025	$15,062	$15,673	$16,735	$11,693
5/31/2025	$15,302	$15,991	$17,044	$11,610
6/30/2025	$15,694	$16,433	$17,452	$11,788
7/31/2025	$15,755	$16,525	$17,502	$11,757
8/31/2025	$16,004	$16,835	$17,798	$11,898
9/30/2025	$16,282	$17,130	$18,078	$12,028
10/31/2025	$16,384	$17,264	$18,238	$12,103
11/30/2025	$16,479	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.56%	4.11%	5.12%
Class C with sales charge	6.56%	4.11%	5.12%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1442-C

01/26

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.34%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.50%, reflecting performance at the net asset value (NAV) of Class F shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,580	$9,652	$9,716	$10,105
2/29/2016	$9,550	$9,653	$9,740	$10,177
3/31/2016	$9,885	$10,032	$10,088	$10,270
4/30/2016	$10,059	$10,151	$10,248	$10,309
5/31/2016	$10,113	$10,198	$10,295	$10,312
6/30/2016	$10,174	$10,299	$10,377	$10,497
7/31/2016	$10,408	$10,514	$10,604	$10,564
8/31/2016	$10,520	$10,541	$10,661	$10,552
9/30/2016	$10,582	$10,566	$10,691	$10,545
10/31/2016	$10,574	$10,448	$10,599	$10,465
11/30/2016	$10,632	$10,447	$10,538	$10,217
12/31/2016	$10,768	$10,571	$10,672	$10,232
1/31/2017	$10,915	$10,699	$10,792	$10,252
2/28/2017	$11,057	$10,877	$10,965	$10,321
3/31/2017	$11,089	$10,898	$10,990	$10,315
4/30/2017	$11,177	$10,994	$11,111	$10,395
5/31/2017	$11,239	$11,090	$11,245	$10,475
6/30/2017	$11,270	$11,117	$11,257	$10,464
7/31/2017	$11,394	$11,254	$11,388	$10,509
8/31/2017	$11,379	$11,289	$11,440	$10,603
9/30/2017	$11,513	$11,393	$11,519	$10,553
10/31/2017	$11,632	$11,474	$11,604	$10,559
11/30/2017	$11,729	$11,563	$11,673	$10,546
12/31/2017	$11,774	$11,647	$11,750	$10,594
1/31/2018	$12,051	$11,843	$11,896	$10,472
2/28/2018	$11,793	$11,564	$11,677	$10,373
3/31/2018	$11,749	$11,518	$11,620	$10,439
4/30/2018	$11,750	$11,516	$11,636	$10,362
5/31/2018	$11,841	$11,585	$11,707	$10,435
6/30/2018	$11,803	$11,572	$11,712	$10,423
7/31/2018	$11,897	$11,737	$11,856	$10,425
8/31/2018	$12,097	$11,805	$11,971	$10,492
9/30/2018	$12,146	$11,794	$11,973	$10,425
10/31/2018	$11,506	$11,383	$11,617	$10,342
11/30/2018	$11,537	$11,468	$11,668	$10,404
12/31/2018	$11,036	$11,136	$11,432	$10,595
1/31/2019	$11,656	$11,613	$11,884	$10,708
2/28/2019	$11,920	$11,777	$12,042	$10,701
3/31/2019	$11,959	$11,926	$12,227	$10,907
4/30/2019	$12,192	$12,098	$12,405	$10,910
5/31/2019	$11,938	$11,889	$12,249	$11,103
6/30/2019	$12,268	$12,262	$12,638	$11,243
7/31/2019	$12,338	$12,308	$12,690	$11,268
8/31/2019	$12,214	$12,321	$12,772	$11,560
9/30/2019	$12,236	$12,399	$12,832	$11,498
10/31/2019	$12,356	$12,507	$12,958	$11,533
11/30/2019	$12,537	$12,624	$13,077	$11,527
12/31/2019	$12,805	$12,821	$13,259	$11,519
1/31/2020	$12,751	$12,847	$13,349	$11,740
2/29/2020	$12,424	$12,475	$13,067	$11,952
3/31/2020	$11,074	$11,371	$12,130	$11,881
4/30/2020	$11,677	$11,984	$12,742	$12,093
5/31/2020	$12,184	$12,333	$13,104	$12,149
6/30/2020	$12,558	$12,512	$13,275	$12,225
7/31/2020	$13,015	$12,893	$13,709	$12,408
8/31/2020	$13,358	$13,143	$13,965	$12,308
9/30/2020	$13,196	$12,972	$13,787	$12,301
10/31/2020	$13,140	$12,848	$13,654	$12,246
11/30/2020	$14,103	$13,596	$14,384	$12,366
12/31/2020	$14,596	$13,903	$14,651	$12,383
1/31/2021	$14,569	$13,865	$14,578	$12,295
2/28/2021	$14,916	$13,997	$14,613	$12,117
3/31/2021	$15,071	$14,176	$14,683	$11,966
4/30/2021	$15,351	$14,500	$14,979	$12,060
5/31/2021	$15,549	$14,642	$15,076	$12,100
6/30/2021	$15,451	$14,724	$15,234	$12,185
7/31/2021	$15,477	$14,836	$15,399	$12,321
8/31/2021	$15,670	$14,974	$15,524	$12,297
9/30/2021	$15,368	$14,678	$15,278	$12,191
10/31/2021	$15,746	$14,980	$15,519	$12,188
11/30/2021	$15,456	$14,787	$15,386	$12,224
12/31/2021	$15,719	$15,104	$15,644	$12,192
1/31/2022	$15,126	$14,688	$15,133	$11,930
2/28/2022	$14,925	$14,460	$14,914	$11,797
3/31/2022	$14,845	$14,424	$14,805	$11,469
4/30/2022	$14,135	$13,765	$14,060	$11,034
5/31/2022	$14,218	$13,807	$14,117	$11,105
6/30/2022	$13,298	$13,124	$13,410	$10,931
7/31/2022	$13,942	$13,670	$14,076	$11,198
8/31/2022	$13,649	$13,318	$13,639	$10,881
9/30/2022	$13,007	$12,533	$12,857	$10,411
10/31/2022	$13,250	$12,840	$13,150	$10,276
11/30/2022	$13,740	$13,428	$13,719	$10,654
12/31/2022	$13,490	$13,176	$13,508	$10,606
1/31/2023	$13,943	$13,731	$14,118	$10,932
2/28/2023	$13,671	$13,404	$13,812	$10,650
3/31/2023	$13,843	$13,607	$14,132	$10,920
4/30/2023	$13,947	$13,718	$14,281	$10,987
5/31/2023	$13,752	$13,526	$14,132	$10,867
6/30/2023	$14,020	$13,836	$14,423	$10,828
7/31/2023	$14,201	$14,050	$14,616	$10,821
8/31/2023	$14,076	$13,863	$14,478	$10,751
9/30/2023	$13,690	$13,471	$14,086	$10,478
10/31/2023	$13,465	$13,219	$13,817	$10,313
11/30/2023	$14,185	$13,961	$14,643	$10,780
12/31/2023	$14,729	$14,522	$15,253	$11,193
1/31/2024	$14,821	$14,540	$15,286	$11,162
2/29/2024	$15,095	$14,694	$15,394	$11,004
3/31/2024	$15,415	$14,996	$15,655	$11,106
4/30/2024	$15,009	$14,600	$15,267	$10,825
5/31/2024	$15,364	$14,965	$15,632	$11,009
6/30/2024	$15,457	$15,105	$15,815	$11,113
7/31/2024	$15,774	$15,435	$16,151	$11,373
8/31/2024	$16,164	$15,696	$16,450	$11,536
9/30/2024	$16,367	$15,928	$16,702	$11,690
10/31/2024	$16,154	$15,628	$16,379	$11,401
11/30/2024	$16,621	$16,034	$16,706	$11,521
12/31/2024	$16,217	$15,646	$16,435	$11,332
1/31/2025	$16,554	$15,934	$16,722	$11,393
2/28/2025	$16,667	$16,039	$16,889	$11,643
3/31/2025	$16,390	$15,760	$16,646	$11,648
4/30/2025	$16,401	$15,673	$16,735	$11,693
5/31/2025	$16,681	$15,991	$17,044	$11,610
6/30/2025	$17,119	$16,433	$17,452	$11,788
7/31/2025	$17,202	$16,525	$17,502	$11,757
8/31/2025	$17,482	$16,835	$17,798	$11,898
9/30/2025	$17,797	$17,130	$18,078	$12,028
10/31/2025	$17,926	$17,264	$18,238	$12,103
11/30/2025	$18,033	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.50%	5.04%	6.07%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1015-F

01/26

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class F3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,088	$10,085	$10,104	$10,051
5/31/2017	$10,145	$10,174	$10,226	$10,128
6/30/2017	$10,174	$10,198	$10,237	$10,118
7/31/2017	$10,288	$10,324	$10,357	$10,162
8/31/2017	$10,275	$10,356	$10,404	$10,253
9/30/2017	$10,398	$10,451	$10,476	$10,204
10/31/2017	$10,507	$10,526	$10,553	$10,210
11/30/2017	$10,596	$10,607	$10,615	$10,197
12/31/2017	$10,637	$10,684	$10,686	$10,244
1/31/2018	$10,891	$10,864	$10,818	$10,126
2/28/2018	$10,664	$10,608	$10,619	$10,030
3/31/2018	$10,618	$10,566	$10,567	$10,094
4/30/2018	$10,628	$10,564	$10,581	$10,019
5/31/2018	$10,711	$10,627	$10,647	$10,091
6/30/2018	$10,677	$10,616	$10,651	$10,078
7/31/2018	$10,757	$10,767	$10,782	$10,080
8/31/2018	$10,939	$10,829	$10,886	$10,145
9/30/2018	$10,985	$10,819	$10,889	$10,080
10/31/2018	$10,411	$10,442	$10,565	$10,000
11/30/2018	$10,441	$10,521	$10,611	$10,060
12/31/2018	$9,986	$10,216	$10,396	$10,245
1/31/2019	$10,551	$10,653	$10,807	$10,354
2/28/2019	$10,792	$10,804	$10,951	$10,348
3/31/2019	$10,828	$10,941	$11,119	$10,546
4/30/2019	$11,034	$11,098	$11,281	$10,549
5/31/2019	$10,811	$10,906	$11,139	$10,736
6/30/2019	$11,113	$11,248	$11,493	$10,871
7/31/2019	$11,177	$11,290	$11,540	$10,895
8/31/2019	$11,065	$11,302	$11,614	$11,177
9/30/2019	$11,087	$11,374	$11,670	$11,118
10/31/2019	$11,197	$11,473	$11,784	$11,151
11/30/2019	$11,362	$11,581	$11,892	$11,146
12/31/2019	$11,601	$11,762	$12,058	$11,138
1/31/2020	$11,560	$11,785	$12,140	$11,352
2/29/2020	$11,263	$11,444	$11,883	$11,557
3/31/2020	$10,042	$10,431	$11,031	$11,489
4/30/2020	$10,592	$10,994	$11,587	$11,693
5/31/2020	$11,056	$11,313	$11,916	$11,747
6/30/2020	$11,389	$11,478	$12,072	$11,821
7/31/2020	$11,807	$11,827	$12,466	$11,998
8/31/2020	$12,121	$12,057	$12,700	$11,901
9/30/2020	$11,975	$11,900	$12,538	$11,894
10/31/2020	$11,925	$11,786	$12,417	$11,841
11/30/2020	$12,803	$12,472	$13,081	$11,958
12/31/2020	$13,254	$12,754	$13,323	$11,974
1/31/2021	$13,231	$12,719	$13,257	$11,888
2/28/2021	$13,549	$12,840	$13,289	$11,716
3/31/2021	$13,683	$13,005	$13,353	$11,570
4/30/2021	$13,948	$13,301	$13,622	$11,662
5/31/2021	$14,131	$13,432	$13,710	$11,700
6/30/2021	$14,042	$13,507	$13,854	$11,782
7/31/2021	$14,067	$13,610	$14,004	$11,914
8/31/2021	$14,245	$13,736	$14,117	$11,891
9/30/2021	$13,971	$13,465	$13,894	$11,788
10/31/2021	$14,309	$13,742	$14,113	$11,785
11/30/2021	$14,054	$13,565	$13,992	$11,820
12/31/2021	$14,295	$13,856	$14,227	$11,789
1/31/2022	$13,764	$13,474	$13,762	$11,535
2/28/2022	$13,581	$13,265	$13,563	$11,407
3/31/2022	$13,501	$13,232	$13,464	$11,090
4/30/2022	$12,854	$12,627	$12,786	$10,669
5/31/2022	$12,940	$12,666	$12,838	$10,738
6/30/2022	$12,101	$12,039	$12,195	$10,569
7/31/2022	$12,690	$12,541	$12,801	$10,828
8/31/2022	$12,432	$12,217	$12,403	$10,522
9/30/2022	$11,847	$11,497	$11,692	$10,067
10/31/2022	$12,061	$11,779	$11,958	$9,937
11/30/2022	$12,510	$12,318	$12,476	$10,302
12/31/2022	$12,284	$12,087	$12,284	$10,256
1/31/2023	$12,699	$12,596	$12,839	$10,571
2/28/2023	$12,460	$12,296	$12,561	$10,298
3/31/2023	$12,610	$12,482	$12,851	$10,559
4/30/2023	$12,715	$12,584	$12,987	$10,623
5/31/2023	$12,538	$12,408	$12,852	$10,508
6/30/2023	$12,785	$12,692	$13,116	$10,470
7/31/2023	$12,952	$12,889	$13,292	$10,463
8/31/2023	$12,839	$12,717	$13,167	$10,396
9/30/2023	$12,487	$12,358	$12,809	$10,132
10/31/2023	$12,281	$12,126	$12,565	$9,972
11/30/2023	$12,942	$12,807	$13,316	$10,424
12/31/2023	$13,441	$13,321	$13,871	$10,823
1/31/2024	$13,526	$13,338	$13,901	$10,793
2/29/2024	$13,778	$13,479	$13,999	$10,640
3/31/2024	$14,064	$13,756	$14,237	$10,739
4/30/2024	$13,702	$13,394	$13,883	$10,467
5/31/2024	$14,029	$13,728	$14,215	$10,645
6/30/2024	$14,115	$13,857	$14,382	$10,746
7/31/2024	$14,406	$14,159	$14,688	$10,997
8/31/2024	$14,765	$14,399	$14,959	$11,155
9/30/2024	$14,952	$14,612	$15,189	$11,304
10/31/2024	$14,758	$14,336	$14,895	$11,024
11/30/2024	$15,187	$14,709	$15,192	$11,140
12/31/2024	$14,828	$14,353	$14,945	$10,958
1/31/2025	$15,128	$14,617	$15,207	$11,016
2/28/2025	$15,243	$14,713	$15,359	$11,258
3/31/2025	$14,990	$14,458	$15,138	$11,263
4/30/2025	$14,992	$14,378	$15,218	$11,307
5/31/2025	$15,250	$14,669	$15,499	$11,226
6/30/2025	$15,662	$15,075	$15,870	$11,399
7/31/2025	$15,730	$15,159	$15,916	$11,368
8/31/2025	$15,998	$15,444	$16,186	$11,504
9/30/2025	$16,288	$15,714	$16,440	$11,630
10/31/2025	$16,408	$15,837	$16,585	$11,703
11/30/2025	$16,507	$15,965	$16,671	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.69%	5.21%	5.96%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.55%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.08%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8980-F3

01/26

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.61%, reflecting performance at the net asset value (NAV) of Class I shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,580	$9,652	$9,716	$10,105
2/29/2016	$9,544	$9,653	$9,740	$10,177
3/31/2016	$9,888	$10,032	$10,088	$10,270
4/30/2016	$10,057	$10,151	$10,248	$10,309
5/31/2016	$10,112	$10,198	$10,295	$10,312
6/30/2016	$10,174	$10,299	$10,377	$10,497
7/31/2016	$10,409	$10,514	$10,604	$10,564
8/31/2016	$10,516	$10,541	$10,661	$10,552
9/30/2016	$10,587	$10,566	$10,691	$10,545
10/31/2016	$10,572	$10,448	$10,599	$10,465
11/30/2016	$10,639	$10,447	$10,538	$10,217
12/31/2016	$10,777	$10,571	$10,672	$10,232
1/31/2017	$10,925	$10,699	$10,792	$10,252
2/28/2017	$11,069	$10,877	$10,965	$10,321
3/31/2017	$11,094	$10,898	$10,990	$10,315
4/30/2017	$11,183	$10,994	$11,111	$10,395
5/31/2017	$11,247	$11,090	$11,245	$10,475
6/30/2017	$11,279	$11,117	$11,257	$10,464
7/31/2017	$11,405	$11,254	$11,388	$10,509
8/31/2017	$11,391	$11,289	$11,440	$10,603
9/30/2017	$11,526	$11,393	$11,519	$10,553
10/31/2017	$11,647	$11,474	$11,604	$10,559
11/30/2017	$11,739	$11,563	$11,673	$10,546
12/31/2017	$11,784	$11,647	$11,750	$10,594
1/31/2018	$12,073	$11,843	$11,896	$10,472
2/28/2018	$11,813	$11,564	$11,677	$10,373
3/31/2018	$11,770	$11,518	$11,620	$10,439
4/30/2018	$11,772	$11,516	$11,636	$10,362
5/31/2018	$11,865	$11,585	$11,707	$10,435
6/30/2018	$11,827	$11,572	$11,712	$10,423
7/31/2018	$11,924	$11,737	$11,856	$10,425
8/31/2018	$12,117	$11,805	$11,971	$10,492
9/30/2018	$12,168	$11,794	$11,973	$10,425
10/31/2018	$11,532	$11,383	$11,617	$10,342
11/30/2018	$11,564	$11,468	$11,668	$10,404
12/31/2018	$11,060	$11,136	$11,432	$10,595
1/31/2019	$11,686	$11,613	$11,884	$10,708
2/28/2019	$11,954	$11,777	$12,042	$10,701
3/31/2019	$11,994	$11,926	$12,227	$10,907
4/30/2019	$12,221	$12,098	$12,405	$10,910
5/31/2019	$11,966	$11,889	$12,249	$11,103
6/30/2019	$12,309	$12,262	$12,638	$11,243
7/31/2019	$12,372	$12,308	$12,690	$11,268
8/31/2019	$12,256	$12,321	$12,772	$11,560
9/30/2019	$12,280	$12,399	$12,832	$11,498
10/31/2019	$12,393	$12,507	$12,958	$11,533
11/30/2019	$12,576	$12,624	$13,077	$11,527
12/31/2019	$12,849	$12,821	$13,259	$11,519
1/31/2020	$12,804	$12,847	$13,349	$11,740
2/29/2020	$12,465	$12,475	$13,067	$11,952
3/31/2020	$11,121	$11,371	$12,130	$11,881
4/30/2020	$11,722	$11,984	$12,742	$12,093
5/31/2020	$12,236	$12,333	$13,104	$12,149
6/30/2020	$12,605	$12,512	$13,275	$12,225
7/31/2020	$13,068	$12,893	$13,709	$12,408
8/31/2020	$13,407	$13,143	$13,965	$12,308
9/30/2020	$13,253	$12,972	$13,787	$12,301
10/31/2020	$13,198	$12,848	$13,654	$12,246
11/30/2020	$14,163	$13,596	$14,384	$12,366
12/31/2020	$14,662	$13,903	$14,651	$12,383
1/31/2021	$14,636	$13,865	$14,578	$12,295
2/28/2021	$14,988	$13,997	$14,613	$12,117
3/31/2021	$15,137	$14,176	$14,683	$11,966
4/30/2021	$15,422	$14,500	$14,979	$12,060
5/31/2021	$15,624	$14,642	$15,076	$12,100
6/30/2021	$15,525	$14,724	$15,234	$12,185
7/31/2021	$15,553	$14,836	$15,399	$12,321
8/31/2021	$15,758	$14,974	$15,524	$12,297
9/30/2021	$15,446	$14,678	$15,278	$12,191
10/31/2021	$15,829	$14,980	$15,519	$12,188
11/30/2021	$15,537	$14,787	$15,386	$12,224
12/31/2021	$15,805	$15,104	$15,644	$12,192
1/31/2022	$15,215	$14,688	$15,133	$11,930
2/28/2022	$15,013	$14,460	$14,914	$11,797
3/31/2022	$14,924	$14,424	$14,805	$11,469
4/30/2022	$14,216	$13,765	$14,060	$11,034
5/31/2022	$14,292	$13,807	$14,117	$11,105
6/30/2022	$13,372	$13,124	$13,410	$10,931
7/31/2022	$14,016	$13,670	$14,076	$11,198
8/31/2022	$13,730	$13,318	$13,639	$10,881
9/30/2022	$13,090	$12,533	$12,857	$10,411
10/31/2022	$13,328	$12,840	$13,150	$10,276
11/30/2022	$13,825	$13,428	$13,719	$10,654
12/31/2022	$13,573	$13,176	$13,508	$10,606
1/31/2023	$14,034	$13,731	$14,118	$10,932
2/28/2023	$13,759	$13,404	$13,812	$10,650
3/31/2023	$13,935	$13,607	$14,132	$10,920
4/30/2023	$14,041	$13,718	$14,281	$10,987
5/31/2023	$13,845	$13,526	$14,132	$10,867
6/30/2023	$14,118	$13,836	$14,423	$10,828
7/31/2023	$14,303	$14,050	$14,616	$10,821
8/31/2023	$14,178	$13,863	$14,478	$10,751
9/30/2023	$13,787	$13,471	$14,086	$10,478
10/31/2023	$13,560	$13,219	$13,817	$10,313
11/30/2023	$14,292	$13,961	$14,643	$10,780
12/31/2023	$14,835	$14,522	$15,253	$11,193
1/31/2024	$14,940	$14,540	$15,286	$11,162
2/29/2024	$15,209	$14,694	$15,394	$11,004
3/31/2024	$15,525	$14,996	$15,655	$11,106
4/30/2024	$15,124	$14,600	$15,267	$10,825
5/31/2024	$15,486	$14,965	$15,632	$11,009
6/30/2024	$15,582	$15,105	$15,815	$11,113
7/31/2024	$15,905	$15,435	$16,151	$11,373
8/31/2024	$16,292	$15,696	$16,450	$11,536
9/30/2024	$16,510	$15,928	$16,702	$11,690
10/31/2024	$16,285	$15,628	$16,379	$11,401
11/30/2024	$16,760	$16,034	$16,706	$11,521
12/31/2024	$16,352	$15,646	$16,435	$11,332
1/31/2025	$16,695	$15,934	$16,722	$11,393
2/28/2025	$16,812	$16,039	$16,889	$11,643
3/31/2025	$16,532	$15,760	$16,646	$11,648
4/30/2025	$16,544	$15,673	$16,735	$11,693
5/31/2025	$16,819	$15,991	$17,044	$11,610
6/30/2025	$17,266	$16,433	$17,452	$11,788
7/31/2025	$17,352	$16,525	$17,502	$11,757
8/31/2025	$17,638	$16,835	$17,798	$11,898
9/30/2025	$17,960	$17,130	$18,078	$12,028
10/31/2025	$18,093	$17,264	$18,238	$12,103
11/30/2025	$18,203	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	8.61%	5.15%	6.17%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1444-I

01/26

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$87	0.84%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.01%, reflecting performance at the net asset value (NAV) of Class R2 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,825	$9,854	$9,872	$9,968
1/31/2016	$9,569	$9,652	$9,716	$10,105
2/29/2016	$9,534	$9,653	$9,740	$10,177
3/31/2016	$9,863	$10,032	$10,088	$10,270
4/30/2016	$10,028	$10,151	$10,248	$10,309
5/31/2016	$10,077	$10,198	$10,295	$10,312
6/30/2016	$10,139	$10,299	$10,377	$10,497
7/31/2016	$10,362	$10,514	$10,604	$10,564
8/31/2016	$10,473	$10,541	$10,661	$10,552
9/30/2016	$10,536	$10,566	$10,691	$10,545
10/31/2016	$10,517	$10,448	$10,599	$10,465
11/30/2016	$10,576	$10,447	$10,538	$10,217
12/31/2016	$10,711	$10,571	$10,672	$10,232
1/31/2017	$10,848	$10,699	$10,792	$10,252
2/28/2017	$10,989	$10,877	$10,965	$10,321
3/31/2017	$11,007	$10,898	$10,990	$10,315
4/30/2017	$11,088	$10,994	$11,111	$10,395
5/31/2017	$11,151	$11,090	$11,245	$10,475
6/30/2017	$11,176	$11,117	$11,257	$10,464
7/31/2017	$11,298	$11,254	$11,388	$10,509
8/31/2017	$11,271	$11,289	$11,440	$10,603
9/30/2017	$11,403	$11,393	$11,519	$10,553
10/31/2017	$11,521	$11,474	$11,604	$10,559
11/30/2017	$11,602	$11,563	$11,673	$10,546
12/31/2017	$11,640	$11,647	$11,750	$10,594
1/31/2018	$11,917	$11,843	$11,896	$10,472
2/28/2018	$11,656	$11,564	$11,677	$10,373
3/31/2018	$11,610	$11,518	$11,620	$10,439
4/30/2018	$11,606	$11,516	$11,636	$10,362
5/31/2018	$11,696	$11,585	$11,707	$10,435
6/30/2018	$11,647	$11,572	$11,712	$10,423
7/31/2018	$11,732	$11,737	$11,856	$10,425
8/31/2018	$11,926	$11,805	$11,971	$10,492
9/30/2018	$11,969	$11,794	$11,973	$10,425
10/31/2018	$11,342	$11,383	$11,617	$10,342
11/30/2018	$11,360	$11,468	$11,668	$10,404
12/31/2018	$10,859	$11,136	$11,432	$10,595
1/31/2019	$11,471	$11,613	$11,884	$10,708
2/28/2019	$11,727	$11,777	$12,042	$10,701
3/31/2019	$11,760	$11,926	$12,227	$10,907
4/30/2019	$11,978	$12,098	$12,405	$10,910
5/31/2019	$11,722	$11,889	$12,249	$11,103
6/30/2019	$12,049	$12,262	$12,638	$11,243
7/31/2019	$12,110	$12,308	$12,690	$11,268
8/31/2019	$11,986	$12,321	$12,772	$11,560
9/30/2019	$12,003	$12,399	$12,832	$11,498
10/31/2019	$12,112	$12,507	$12,958	$11,533
11/30/2019	$12,280	$12,624	$13,077	$11,527
12/31/2019	$12,539	$12,821	$13,259	$11,519
1/31/2020	$12,489	$12,847	$13,349	$11,740
2/29/2020	$12,156	$12,475	$13,067	$11,952
3/31/2020	$10,834	$11,371	$12,130	$11,881
4/30/2020	$11,418	$11,984	$12,742	$12,093
5/31/2020	$11,912	$12,333	$13,104	$12,149
6/30/2020	$12,269	$12,512	$13,275	$12,225
7/31/2020	$12,706	$12,893	$13,709	$12,408
8/31/2020	$13,035	$13,143	$13,965	$12,308
9/30/2020	$12,876	$12,972	$13,787	$12,301
10/31/2020	$12,817	$12,848	$13,654	$12,246
11/30/2020	$13,749	$13,596	$14,384	$12,366
12/31/2020	$14,226	$13,903	$14,651	$12,383
1/31/2021	$14,194	$13,865	$14,578	$12,295
2/28/2021	$14,525	$13,997	$14,613	$12,117
3/31/2021	$14,665	$14,176	$14,683	$11,966
4/30/2021	$14,932	$14,500	$14,979	$12,060
5/31/2021	$15,122	$14,642	$15,076	$12,100
6/30/2021	$15,022	$14,724	$15,234	$12,185
7/31/2021	$15,040	$14,836	$15,399	$12,321
8/31/2021	$15,224	$14,974	$15,524	$12,297
9/30/2021	$14,916	$14,678	$15,278	$12,191
10/31/2021	$15,275	$14,980	$15,519	$12,188
11/30/2021	$14,995	$14,787	$15,386	$12,224
12/31/2021	$15,245	$15,104	$15,644	$12,192
1/31/2022	$14,665	$14,688	$15,133	$11,930
2/28/2022	$14,462	$14,460	$14,914	$11,797
3/31/2022	$14,371	$14,424	$14,805	$11,469
4/30/2022	$13,681	$13,765	$14,060	$11,034
5/31/2022	$13,755	$13,807	$14,117	$11,105
6/30/2022	$12,860	$13,124	$13,410	$10,931
7/31/2022	$13,476	$13,670	$14,076	$11,198
8/31/2022	$13,195	$13,318	$13,639	$10,881
9/30/2022	$12,571	$12,533	$12,857	$10,411
10/31/2022	$12,794	$12,840	$13,150	$10,276
11/30/2022	$13,264	$13,428	$13,719	$10,654
12/31/2022	$13,017	$13,176	$13,508	$10,606
1/31/2023	$13,452	$13,731	$14,118	$10,932
2/28/2023	$13,184	$13,404	$13,812	$10,650
3/31/2023	$13,340	$13,607	$14,132	$10,920
4/30/2023	$13,440	$13,718	$14,281	$10,987
5/31/2023	$13,244	$13,526	$14,132	$10,867
6/30/2023	$13,497	$13,836	$14,423	$10,828
7/31/2023	$13,670	$14,050	$14,616	$10,821
8/31/2023	$13,539	$13,863	$14,478	$10,751
9/30/2023	$13,165	$13,471	$14,086	$10,478
10/31/2023	$12,931	$13,219	$13,817	$10,313
11/30/2023	$13,624	$13,961	$14,643	$10,780
12/31/2023	$14,141	$14,522	$15,253	$11,193
1/31/2024	$14,230	$14,540	$15,286	$11,162
2/29/2024	$14,479	$14,694	$15,394	$11,004
3/31/2024	$14,780	$14,996	$15,655	$11,106
4/30/2024	$14,387	$14,600	$15,267	$10,825
5/31/2024	$14,720	$14,965	$15,632	$11,009
6/30/2024	$14,809	$15,105	$15,815	$11,113
7/31/2024	$15,106	$15,435	$16,151	$11,373
8/31/2024	$15,470	$15,696	$16,450	$11,536
9/30/2024	$15,661	$15,928	$16,702	$11,690
10/31/2024	$15,447	$15,628	$16,379	$11,401
11/30/2024	$15,883	$16,034	$16,706	$11,521
12/31/2024	$15,494	$15,646	$16,435	$11,332
1/31/2025	$15,807	$15,934	$16,722	$11,393
2/28/2025	$15,915	$16,039	$16,889	$11,643
3/31/2025	$15,644	$15,760	$16,646	$11,648
4/30/2025	$15,647	$15,673	$16,735	$11,693
5/31/2025	$15,898	$15,991	$17,044	$11,610
6/30/2025	$16,314	$16,433	$17,452	$11,788
7/31/2025	$16,381	$16,525	$17,502	$11,757
8/31/2025	$16,650	$16,835	$17,798	$11,898
9/30/2025	$16,941	$17,130	$18,078	$12,028
10/31/2025	$17,053	$17,264	$18,238	$12,103
11/30/2025	$17,154	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.01%	4.53%	5.54%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1085-R2

01/26

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	0.74%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.13%, reflecting performance at the net asset value (NAV) of Class R3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,829	$9,854	$9,872	$9,968
1/31/2016	$9,575	$9,652	$9,716	$10,105
2/29/2016	$9,535	$9,653	$9,740	$10,177
3/31/2016	$9,873	$10,032	$10,088	$10,270
4/30/2016	$10,036	$10,151	$10,248	$10,309
5/31/2016	$10,087	$10,198	$10,295	$10,312
6/30/2016	$10,144	$10,299	$10,377	$10,497
7/31/2016	$10,374	$10,514	$10,604	$10,564
8/31/2016	$10,483	$10,541	$10,661	$10,552
9/30/2016	$10,541	$10,566	$10,691	$10,545
10/31/2016	$10,529	$10,448	$10,599	$10,465
11/30/2016	$10,584	$10,447	$10,538	$10,217
12/31/2016	$10,723	$10,571	$10,672	$10,232
1/31/2017	$10,865	$10,699	$10,792	$10,252
2/28/2017	$11,003	$10,877	$10,965	$10,321
3/31/2017	$11,023	$10,898	$10,990	$10,315
4/30/2017	$11,107	$10,994	$11,111	$10,395
5/31/2017	$11,166	$11,090	$11,245	$10,475
6/30/2017	$11,192	$11,117	$11,257	$10,464
7/31/2017	$11,312	$11,254	$11,388	$10,509
8/31/2017	$11,293	$11,289	$11,440	$10,603
9/30/2017	$11,423	$11,393	$11,519	$10,553
10/31/2017	$11,545	$11,474	$11,604	$10,559
11/30/2017	$11,630	$11,563	$11,673	$10,546
12/31/2017	$11,670	$11,647	$11,750	$10,594
1/31/2018	$11,941	$11,843	$11,896	$10,472
2/28/2018	$11,689	$11,564	$11,677	$10,373
3/31/2018	$11,634	$11,518	$11,620	$10,439
4/30/2018	$11,632	$11,516	$11,636	$10,362
5/31/2018	$11,725	$11,585	$11,707	$10,435
6/30/2018	$11,684	$11,572	$11,712	$10,423
7/31/2018	$11,765	$11,737	$11,856	$10,425
8/31/2018	$11,958	$11,805	$11,971	$10,492
9/30/2018	$12,003	$11,794	$11,973	$10,425
10/31/2018	$11,374	$11,383	$11,617	$10,342
11/30/2018	$11,394	$11,468	$11,668	$10,404
12/31/2018	$10,895	$11,136	$11,432	$10,595
1/31/2019	$11,504	$11,613	$11,884	$10,708
2/28/2019	$11,761	$11,777	$12,042	$10,701
3/31/2019	$11,795	$11,926	$12,227	$10,907
4/30/2019	$12,021	$12,098	$12,405	$10,910
5/31/2019	$11,766	$11,889	$12,249	$11,103
6/30/2019	$12,097	$12,262	$12,638	$11,243
7/31/2019	$12,153	$12,308	$12,690	$11,268
8/31/2019	$12,027	$12,321	$12,772	$11,560
9/30/2019	$12,045	$12,399	$12,832	$11,498
10/31/2019	$12,158	$12,507	$12,958	$11,533
11/30/2019	$12,333	$12,624	$13,077	$11,527
12/31/2019	$12,593	$12,821	$13,259	$11,519
1/31/2020	$12,543	$12,847	$13,349	$11,740
2/29/2020	$12,209	$12,475	$13,067	$11,952
3/31/2020	$10,887	$11,371	$12,130	$11,881
4/30/2020	$11,467	$11,984	$12,742	$12,093
5/31/2020	$11,962	$12,333	$13,104	$12,149
6/30/2020	$12,324	$12,512	$13,275	$12,225
7/31/2020	$12,768	$12,893	$13,709	$12,408
8/31/2020	$13,101	$13,143	$13,965	$12,308
9/30/2020	$12,937	$12,972	$13,787	$12,301
10/31/2020	$12,878	$12,848	$13,654	$12,246
11/30/2020	$13,817	$13,596	$14,384	$12,366
12/31/2020	$14,295	$13,903	$14,651	$12,383
1/31/2021	$14,272	$13,865	$14,578	$12,295
2/28/2021	$14,607	$13,997	$14,613	$12,117
3/31/2021	$14,745	$14,176	$14,683	$11,966
4/30/2021	$15,015	$14,500	$14,979	$12,060
5/31/2021	$15,204	$14,642	$15,076	$12,100
6/30/2021	$15,102	$14,724	$15,234	$12,185
7/31/2021	$15,123	$14,836	$15,399	$12,321
8/31/2021	$15,315	$14,974	$15,524	$12,297
9/30/2021	$15,006	$14,678	$15,278	$12,191
10/31/2021	$15,371	$14,980	$15,519	$12,188
11/30/2021	$15,082	$14,787	$15,386	$12,224
12/31/2021	$15,334	$15,104	$15,644	$12,192
1/31/2022	$14,751	$14,688	$15,133	$11,930
2/28/2022	$14,559	$14,460	$14,914	$11,797
3/31/2022	$14,466	$14,424	$14,805	$11,469
4/30/2022	$13,770	$13,765	$14,060	$11,034
5/31/2022	$13,847	$13,807	$14,117	$11,105
6/30/2022	$12,947	$13,124	$13,410	$10,931
7/31/2022	$13,569	$13,670	$14,076	$11,198
8/31/2022	$13,288	$13,318	$13,639	$10,881
9/30/2022	$12,659	$12,533	$12,857	$10,411
10/31/2022	$12,882	$12,840	$13,150	$10,276
11/30/2022	$13,354	$13,428	$13,719	$10,654
12/31/2022	$13,107	$13,176	$13,508	$10,606
1/31/2023	$13,543	$13,731	$14,118	$10,932
2/28/2023	$13,284	$13,404	$13,812	$10,650
3/31/2023	$13,437	$13,607	$14,132	$10,920
4/30/2023	$13,534	$13,718	$14,281	$10,987
5/31/2023	$13,349	$13,526	$14,132	$10,867
6/30/2023	$13,605	$13,836	$14,423	$10,828
7/31/2023	$13,767	$14,050	$14,616	$10,821
8/31/2023	$13,641	$13,863	$14,478	$10,751
9/30/2023	$13,262	$13,471	$14,086	$10,478
10/31/2023	$13,039	$13,219	$13,817	$10,313
11/30/2023	$13,733	$13,961	$14,643	$10,780
12/31/2023	$14,254	$14,522	$15,253	$11,193
1/31/2024	$14,348	$14,540	$15,286	$11,162
2/29/2024	$14,599	$14,694	$15,394	$11,004
3/31/2024	$14,904	$14,996	$15,655	$11,106
4/30/2024	$14,506	$14,600	$15,267	$10,825
5/31/2024	$14,845	$14,965	$15,632	$11,009
6/30/2024	$14,930	$15,105	$15,815	$11,113
7/31/2024	$15,230	$15,435	$16,151	$11,373
8/31/2024	$15,601	$15,696	$16,450	$11,536
9/30/2024	$15,803	$15,928	$16,702	$11,690
10/31/2024	$15,581	$15,628	$16,379	$11,401
11/30/2024	$16,027	$16,034	$16,706	$11,521
12/31/2024	$15,633	$15,646	$16,435	$11,332
1/31/2025	$15,951	$15,934	$16,722	$11,393
2/28/2025	$16,065	$16,039	$16,889	$11,643
3/31/2025	$15,784	$15,760	$16,646	$11,648
4/30/2025	$15,788	$15,673	$16,735	$11,693
5/31/2025	$16,052	$15,991	$17,044	$11,610
6/30/2025	$16,469	$16,433	$17,452	$11,788
7/31/2025	$16,543	$16,525	$17,502	$11,757
8/31/2025	$16,807	$16,835	$17,798	$11,898
9/30/2025	$17,113	$17,130	$18,078	$12,028
10/31/2025	$17,222	$17,264	$18,238	$12,103
11/30/2025	$17,330	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.13%	4.63%	5.65%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2059-R3

01/26

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.34%, reflecting performance at the net asset value (NAV) of Class R4 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,831	$9,854	$9,872	$9,968
1/31/2016	$9,579	$9,652	$9,716	$10,105
2/29/2016	$9,541	$9,653	$9,740	$10,177
3/31/2016	$9,881	$10,032	$10,088	$10,270
4/30/2016	$10,047	$10,151	$10,248	$10,309
5/31/2016	$10,100	$10,198	$10,295	$10,312
6/30/2016	$10,159	$10,299	$10,377	$10,497
7/31/2016	$10,391	$10,514	$10,604	$10,564
8/31/2016	$10,502	$10,541	$10,661	$10,552
9/30/2016	$10,570	$10,566	$10,691	$10,545
10/31/2016	$10,553	$10,448	$10,599	$10,465
11/30/2016	$10,618	$10,447	$10,538	$10,217
12/31/2016	$10,752	$10,571	$10,672	$10,232
1/31/2017	$10,897	$10,699	$10,792	$10,252
2/28/2017	$11,039	$10,877	$10,965	$10,321
3/31/2017	$11,062	$10,898	$10,990	$10,315
4/30/2017	$11,149	$10,994	$11,111	$10,395
5/31/2017	$11,210	$11,090	$11,245	$10,475
6/30/2017	$11,240	$11,117	$11,257	$10,464
7/31/2017	$11,362	$11,254	$11,388	$10,509
8/31/2017	$11,346	$11,289	$11,440	$10,603
9/30/2017	$11,478	$11,393	$11,519	$10,553
10/31/2017	$11,603	$11,474	$11,604	$10,559
11/30/2017	$11,691	$11,563	$11,673	$10,546
12/31/2017	$11,734	$11,647	$11,750	$10,594
1/31/2018	$12,009	$11,843	$11,896	$10,472
2/28/2018	$11,758	$11,564	$11,677	$10,373
3/31/2018	$11,707	$11,518	$11,620	$10,439
4/30/2018	$11,707	$11,516	$11,636	$10,362
5/31/2018	$11,796	$11,585	$11,707	$10,435
6/30/2018	$11,756	$11,572	$11,712	$10,423
7/31/2018	$11,849	$11,737	$11,856	$10,425
8/31/2018	$12,046	$11,805	$11,971	$10,492
9/30/2018	$12,093	$11,794	$11,973	$10,425
10/31/2018	$11,462	$11,383	$11,617	$10,342
11/30/2018	$11,484	$11,468	$11,668	$10,404
12/31/2018	$10,984	$11,136	$11,432	$10,595
1/31/2019	$11,600	$11,613	$11,884	$10,708
2/28/2019	$11,861	$11,777	$12,042	$10,701
3/31/2019	$11,898	$11,926	$12,227	$10,907
4/30/2019	$12,129	$12,098	$12,405	$10,910
5/31/2019	$11,874	$11,889	$12,249	$11,103
6/30/2019	$12,202	$12,262	$12,638	$11,243
7/31/2019	$12,269	$12,308	$12,690	$11,268
8/31/2019	$12,144	$12,321	$12,772	$11,560
9/30/2019	$12,165	$12,399	$12,832	$11,498
10/31/2019	$12,282	$12,507	$12,958	$11,533
11/30/2019	$12,461	$12,624	$13,077	$11,527
12/31/2019	$12,726	$12,821	$13,259	$11,519
1/31/2020	$12,670	$12,847	$13,349	$11,740
2/29/2020	$12,343	$12,475	$13,067	$11,952
3/31/2020	$11,001	$11,371	$12,130	$11,881
4/30/2020	$11,599	$11,984	$12,742	$12,093
5/31/2020	$12,102	$12,333	$13,104	$12,149
6/30/2020	$12,471	$12,512	$13,275	$12,225
7/31/2020	$12,923	$12,893	$13,709	$12,408
8/31/2020	$13,263	$13,143	$13,965	$12,308
9/30/2020	$13,100	$12,972	$13,787	$12,301
10/31/2020	$13,043	$12,848	$13,654	$12,246
11/30/2020	$13,997	$13,596	$14,384	$12,366
12/31/2020	$14,484	$13,903	$14,651	$12,383
1/31/2021	$14,455	$13,865	$14,578	$12,295
2/28/2021	$14,798	$13,997	$14,613	$12,117
3/31/2021	$14,950	$14,176	$14,683	$11,966
4/30/2021	$15,226	$14,500	$14,979	$12,060
5/31/2021	$15,421	$14,642	$15,076	$12,100
6/30/2021	$15,321	$14,724	$15,234	$12,185
7/31/2021	$15,345	$14,836	$15,399	$12,321
8/31/2021	$15,543	$14,974	$15,524	$12,297
9/30/2021	$15,233	$14,678	$15,278	$12,191
10/31/2021	$15,606	$14,980	$15,519	$12,188
11/30/2021	$15,316	$14,787	$15,386	$12,224
12/31/2021	$15,575	$15,104	$15,644	$12,192
1/31/2022	$14,986	$14,688	$15,133	$11,930
2/28/2022	$14,785	$14,460	$14,914	$11,797
3/31/2022	$14,703	$14,424	$14,805	$11,469
4/30/2022	$13,998	$13,765	$14,060	$11,034
5/31/2022	$14,080	$13,807	$14,117	$11,105
6/30/2022	$13,167	$13,124	$13,410	$10,931
7/31/2022	$13,794	$13,670	$14,076	$11,198
8/31/2022	$13,511	$13,318	$13,639	$10,881
9/30/2022	$12,874	$12,533	$12,857	$10,411
10/31/2022	$13,104	$12,840	$13,150	$10,276
11/30/2022	$13,596	$13,428	$13,719	$10,654
12/31/2022	$13,348	$13,176	$13,508	$10,606
1/31/2023	$13,794	$13,731	$14,118	$10,932
2/28/2023	$13,523	$13,404	$13,812	$10,650
3/31/2023	$13,692	$13,607	$14,132	$10,920
4/30/2023	$13,793	$13,718	$14,281	$10,987
5/31/2023	$13,598	$13,526	$14,132	$10,867
6/30/2023	$13,862	$13,836	$14,423	$10,828
7/31/2023	$14,040	$14,050	$14,616	$10,821
8/31/2023	$13,915	$13,863	$14,478	$10,751
9/30/2023	$13,531	$13,471	$14,086	$10,478
10/31/2023	$13,297	$13,219	$13,817	$10,313
11/30/2023	$14,017	$13,961	$14,643	$10,780
12/31/2023	$14,552	$14,522	$15,253	$11,193
1/31/2024	$14,641	$14,540	$15,286	$11,162
2/29/2024	$14,910	$14,694	$15,394	$11,004
3/31/2024	$15,225	$14,996	$15,655	$11,106
4/30/2024	$14,821	$14,600	$15,267	$10,825
5/31/2024	$15,170	$14,965	$15,632	$11,009
6/30/2024	$15,260	$15,105	$15,815	$11,113
7/31/2024	$15,571	$15,435	$16,151	$11,373
8/31/2024	$15,954	$15,696	$16,450	$11,536
9/30/2024	$16,152	$15,928	$16,702	$11,690
10/31/2024	$15,940	$15,628	$16,379	$11,401
11/30/2024	$16,399	$16,034	$16,706	$11,521
12/31/2024	$15,999	$15,646	$16,435	$11,332
1/31/2025	$16,328	$15,934	$16,722	$11,393
2/28/2025	$16,439	$16,039	$16,889	$11,643
3/31/2025	$16,163	$15,760	$16,646	$11,648
4/30/2025	$16,172	$15,673	$16,735	$11,693
5/31/2025	$16,436	$15,991	$17,044	$11,610
6/30/2025	$16,876	$16,433	$17,452	$11,788
7/31/2025	$16,955	$16,525	$17,502	$11,757
8/31/2025	$17,229	$16,835	$17,798	$11,898
9/30/2025	$17,537	$17,130	$18,078	$12,028
10/31/2025	$17,663	$17,264	$18,238	$12,103
11/30/2025	$17,766	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	8.34%	4.89%	5.92%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8711-R4

01/26

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class R5 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,587	$9,652	$9,716	$10,105
2/29/2016	$9,550	$9,653	$9,740	$10,177
3/31/2016	$9,888	$10,032	$10,088	$10,270
4/30/2016	$10,056	$10,151	$10,248	$10,309
5/31/2016	$10,111	$10,198	$10,295	$10,312
6/30/2016	$10,181	$10,299	$10,377	$10,497
7/31/2016	$10,409	$10,514	$10,604	$10,564
8/31/2016	$10,523	$10,541	$10,661	$10,552
9/30/2016	$10,594	$10,566	$10,691	$10,545
10/31/2016	$10,579	$10,448	$10,599	$10,465
11/30/2016	$10,646	$10,447	$10,538	$10,217
12/31/2016	$10,784	$10,571	$10,672	$10,232
1/31/2017	$10,932	$10,699	$10,792	$10,252
2/28/2017	$11,076	$10,877	$10,965	$10,321
3/31/2017	$11,101	$10,898	$10,990	$10,315
4/30/2017	$11,190	$10,994	$11,111	$10,395
5/31/2017	$11,255	$11,090	$11,245	$10,475
6/30/2017	$11,286	$11,117	$11,257	$10,464
7/31/2017	$11,412	$11,254	$11,388	$10,509
8/31/2017	$11,398	$11,289	$11,440	$10,603
9/30/2017	$11,534	$11,393	$11,519	$10,553
10/31/2017	$11,655	$11,474	$11,604	$10,559
11/30/2017	$11,754	$11,563	$11,673	$10,546
12/31/2017	$11,799	$11,647	$11,750	$10,594
1/31/2018	$12,080	$11,843	$11,896	$10,472
2/28/2018	$11,829	$11,564	$11,677	$10,373
3/31/2018	$11,777	$11,518	$11,620	$10,439
4/30/2018	$11,780	$11,516	$11,636	$10,362
5/31/2018	$11,872	$11,585	$11,707	$10,435
6/30/2018	$11,835	$11,572	$11,712	$10,423
7/31/2018	$11,931	$11,737	$11,856	$10,425
8/31/2018	$12,133	$11,805	$11,971	$10,492
9/30/2018	$12,183	$11,794	$11,973	$10,425
10/31/2018	$11,547	$11,383	$11,617	$10,342
11/30/2018	$11,572	$11,468	$11,668	$10,404
12/31/2018	$11,067	$11,136	$11,432	$10,595
1/31/2019	$11,694	$11,613	$11,884	$10,708
2/28/2019	$11,961	$11,777	$12,042	$10,701
3/31/2019	$12,001	$11,926	$12,227	$10,907
4/30/2019	$12,229	$12,098	$12,405	$10,910
5/31/2019	$11,982	$11,889	$12,249	$11,103
6/30/2019	$12,317	$12,262	$12,638	$11,243
7/31/2019	$12,388	$12,308	$12,690	$11,268
8/31/2019	$12,263	$12,321	$12,772	$11,560
9/30/2019	$12,287	$12,399	$12,832	$11,498
10/31/2019	$12,400	$12,507	$12,958	$11,533
11/30/2019	$12,584	$12,624	$13,077	$11,527
12/31/2019	$12,857	$12,821	$13,259	$11,519
1/31/2020	$12,811	$12,847	$13,349	$11,740
2/29/2020	$12,473	$12,475	$13,067	$11,952
3/31/2020	$11,128	$11,371	$12,130	$11,881
4/30/2020	$11,729	$11,984	$12,742	$12,093
5/31/2020	$12,243	$12,333	$13,104	$12,149
6/30/2020	$12,613	$12,512	$13,275	$12,225
7/31/2020	$13,076	$12,893	$13,709	$12,408
8/31/2020	$13,424	$13,143	$13,965	$12,308
9/30/2020	$13,262	$12,972	$13,787	$12,301
10/31/2020	$13,206	$12,848	$13,654	$12,246
11/30/2020	$14,172	$13,596	$14,384	$12,366
12/31/2020	$14,671	$13,903	$14,651	$12,383
1/31/2021	$14,654	$13,865	$14,578	$12,295
2/28/2021	$14,997	$13,997	$14,613	$12,117
3/31/2021	$15,155	$14,176	$14,683	$11,966
4/30/2021	$15,440	$14,500	$14,979	$12,060
5/31/2021	$15,642	$14,642	$15,076	$12,100
6/30/2021	$15,543	$14,724	$15,234	$12,185
7/31/2021	$15,571	$14,836	$15,399	$12,321
8/31/2021	$15,768	$14,974	$15,524	$12,297
9/30/2021	$15,464	$14,678	$15,278	$12,191
10/31/2021	$15,839	$14,980	$15,519	$12,188
11/30/2021	$15,555	$14,787	$15,386	$12,224
12/31/2021	$15,823	$15,104	$15,644	$12,192
1/31/2022	$15,224	$14,688	$15,133	$11,930
2/28/2022	$15,031	$14,460	$14,914	$11,797
3/31/2022	$14,942	$14,424	$14,805	$11,469
4/30/2022	$14,224	$13,765	$14,060	$11,034
5/31/2022	$14,310	$13,807	$14,117	$11,105
6/30/2022	$13,389	$13,124	$13,410	$10,931
7/31/2022	$14,033	$13,670	$14,076	$11,198
8/31/2022	$13,747	$13,318	$13,639	$10,881
9/30/2022	$13,107	$12,533	$12,857	$10,411
10/31/2022	$13,344	$12,840	$13,150	$10,276
11/30/2022	$13,842	$13,428	$13,719	$10,654
12/31/2022	$13,590	$13,176	$13,508	$10,606
1/31/2023	$14,051	$13,731	$14,118	$10,932
2/28/2023	$13,776	$13,404	$13,812	$10,650
3/31/2023	$13,952	$13,607	$14,132	$10,920
4/30/2023	$14,058	$13,718	$14,281	$10,987
5/31/2023	$13,862	$13,526	$14,132	$10,867
6/30/2023	$14,135	$13,836	$14,423	$10,828
7/31/2023	$14,320	$14,050	$14,616	$10,821
8/31/2023	$14,195	$13,863	$14,478	$10,751
9/30/2023	$13,805	$13,471	$14,086	$10,478
10/31/2023	$13,577	$13,219	$13,817	$10,313
11/30/2023	$14,310	$13,961	$14,643	$10,780
12/31/2023	$14,852	$14,522	$15,253	$11,193
1/31/2024	$14,957	$14,540	$15,286	$11,162
2/29/2024	$15,227	$14,694	$15,394	$11,004
3/31/2024	$15,554	$14,996	$15,655	$11,106
4/30/2024	$15,143	$14,600	$15,267	$10,825
5/31/2024	$15,505	$14,965	$15,632	$11,009
6/30/2024	$15,600	$15,105	$15,815	$11,113
7/31/2024	$15,923	$15,435	$16,151	$11,373
8/31/2024	$16,321	$15,696	$16,450	$11,536
9/30/2024	$16,528	$15,928	$16,702	$11,690
10/31/2024	$16,313	$15,628	$16,379	$11,401
11/30/2024	$16,779	$16,034	$16,706	$11,521
12/31/2024	$16,381	$15,646	$16,435	$11,332
1/31/2025	$16,714	$15,934	$16,722	$11,393
2/28/2025	$16,841	$16,039	$16,889	$11,643
3/31/2025	$16,561	$15,760	$16,646	$11,648
4/30/2025	$16,563	$15,673	$16,735	$11,693
5/31/2025	$16,848	$15,991	$17,044	$11,610
6/30/2025	$17,295	$16,433	$17,452	$11,788
7/31/2025	$17,381	$16,525	$17,502	$11,757
8/31/2025	$17,668	$16,835	$17,798	$11,898
9/30/2025	$17,990	$17,130	$18,078	$12,028
10/31/2025	$18,123	$17,264	$18,238	$12,103
11/30/2025	$18,233	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	8.67%	5.17%	6.19%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8743-R5

01/26

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.17%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class R6 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  5.70% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and reports reflecting economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to market uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to international stocks through its investments in the Lord Abbett International Equity Fund and the Lord Abbett International Value Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,832	$9,854	$9,872	$9,968
1/31/2016	$9,588	$9,652	$9,716	$10,105
2/29/2016	$9,551	$9,653	$9,740	$10,177
3/31/2016	$9,889	$10,032	$10,088	$10,270
4/30/2016	$10,058	$10,151	$10,248	$10,309
5/31/2016	$10,113	$10,198	$10,295	$10,312
6/30/2016	$10,183	$10,299	$10,377	$10,497
7/31/2016	$10,411	$10,514	$10,604	$10,564
8/31/2016	$10,526	$10,541	$10,661	$10,552
9/30/2016	$10,589	$10,566	$10,691	$10,545
10/31/2016	$10,582	$10,448	$10,599	$10,465
11/30/2016	$10,642	$10,447	$10,538	$10,217
12/31/2016	$10,780	$10,571	$10,672	$10,232
1/31/2017	$10,928	$10,699	$10,792	$10,252
2/28/2017	$11,073	$10,877	$10,965	$10,321
3/31/2017	$11,105	$10,898	$10,990	$10,315
4/30/2017	$11,195	$10,994	$11,111	$10,395
5/31/2017	$11,259	$11,090	$11,245	$10,475
6/30/2017	$11,291	$11,117	$11,257	$10,464
7/31/2017	$11,417	$11,254	$11,388	$10,509
8/31/2017	$11,403	$11,289	$11,440	$10,603
9/30/2017	$11,539	$11,393	$11,519	$10,553
10/31/2017	$11,660	$11,474	$11,604	$10,559
11/30/2017	$11,759	$11,563	$11,673	$10,546
12/31/2017	$11,805	$11,647	$11,750	$10,594
1/31/2018	$12,086	$11,843	$11,896	$10,472
2/28/2018	$11,834	$11,564	$11,677	$10,373
3/31/2018	$11,783	$11,518	$11,620	$10,439
4/30/2018	$11,786	$11,516	$11,636	$10,362
5/31/2018	$11,887	$11,585	$11,707	$10,435
6/30/2018	$11,849	$11,572	$11,712	$10,423
7/31/2018	$11,938	$11,737	$11,856	$10,425
8/31/2018	$12,140	$11,805	$11,971	$10,492
9/30/2018	$12,190	$11,794	$11,973	$10,425
10/31/2018	$11,554	$11,383	$11,617	$10,342
11/30/2018	$11,587	$11,468	$11,668	$10,404
12/31/2018	$11,082	$11,136	$11,432	$10,595
1/31/2019	$11,709	$11,613	$11,884	$10,708
2/28/2019	$11,977	$11,777	$12,042	$10,701
3/31/2019	$12,017	$11,926	$12,227	$10,907
4/30/2019	$12,245	$12,098	$12,405	$10,910
5/31/2019	$11,998	$11,889	$12,249	$11,103
6/30/2019	$12,333	$12,262	$12,638	$11,243
7/31/2019	$12,404	$12,308	$12,690	$11,268
8/31/2019	$12,280	$12,321	$12,772	$11,560
9/30/2019	$12,304	$12,399	$12,832	$11,498
10/31/2019	$12,426	$12,507	$12,958	$11,533
11/30/2019	$12,610	$12,624	$13,077	$11,527
12/31/2019	$12,874	$12,821	$13,259	$11,519
1/31/2020	$12,829	$12,847	$13,349	$11,740
2/29/2020	$12,499	$12,475	$13,067	$11,952
3/31/2020	$11,144	$11,371	$12,130	$11,881
4/30/2020	$11,755	$11,984	$12,742	$12,093
5/31/2020	$12,269	$12,333	$13,104	$12,149
6/30/2020	$12,639	$12,512	$13,275	$12,225
7/31/2020	$13,103	$12,893	$13,709	$12,408
8/31/2020	$13,452	$13,143	$13,965	$12,308
9/30/2020	$13,289	$12,972	$13,787	$12,301
10/31/2020	$13,234	$12,848	$13,654	$12,246
11/30/2020	$14,209	$13,596	$14,384	$12,366
12/31/2020	$14,709	$13,903	$14,651	$12,383
1/31/2021	$14,683	$13,865	$14,578	$12,295
2/28/2021	$15,036	$13,997	$14,613	$12,117
3/31/2021	$15,185	$14,176	$14,683	$11,966
4/30/2021	$15,470	$14,500	$14,979	$12,060
5/31/2021	$15,673	$14,642	$15,076	$12,100
6/30/2021	$15,583	$14,724	$15,234	$12,185
7/31/2021	$15,611	$14,836	$15,399	$12,321
8/31/2021	$15,808	$14,974	$15,524	$12,297
9/30/2021	$15,504	$14,678	$15,278	$12,191
10/31/2021	$15,880	$14,980	$15,519	$12,188
11/30/2021	$15,596	$14,787	$15,386	$12,224
12/31/2021	$15,864	$15,104	$15,644	$12,192
1/31/2022	$15,265	$14,688	$15,133	$11,930
2/28/2022	$15,072	$14,460	$14,914	$11,797
3/31/2022	$14,983	$14,424	$14,805	$11,469
4/30/2022	$14,264	$13,765	$14,060	$11,034
5/31/2022	$14,351	$13,807	$14,117	$11,105
6/30/2022	$13,429	$13,124	$13,410	$10,931
7/31/2022	$14,083	$13,670	$14,076	$11,198
8/31/2022	$13,797	$13,318	$13,639	$10,881
9/30/2022	$13,147	$12,533	$12,857	$10,411
10/31/2022	$13,385	$12,840	$13,150	$10,276
11/30/2022	$13,883	$13,428	$13,719	$10,654
12/31/2022	$13,632	$13,176	$13,508	$10,606
1/31/2023	$14,093	$13,731	$14,118	$10,932
2/28/2023	$13,828	$13,404	$13,812	$10,650
3/31/2023	$13,994	$13,607	$14,132	$10,920
4/30/2023	$14,111	$13,718	$14,281	$10,987
5/31/2023	$13,914	$13,526	$14,132	$10,867
6/30/2023	$14,188	$13,836	$14,423	$10,828
7/31/2023	$14,373	$14,050	$14,616	$10,821
8/31/2023	$14,239	$13,863	$14,478	$10,751
9/30/2023	$13,857	$13,471	$14,086	$10,478
10/31/2023	$13,629	$13,219	$13,817	$10,313
11/30/2023	$14,363	$13,961	$14,643	$10,780
12/31/2023	$14,906	$14,522	$15,253	$11,193
1/31/2024	$15,011	$14,540	$15,286	$11,162
2/29/2024	$15,281	$14,694	$15,394	$11,004
3/31/2024	$15,608	$14,996	$15,655	$11,106
4/30/2024	$15,206	$14,600	$15,267	$10,825
5/31/2024	$15,569	$14,965	$15,632	$11,009
6/30/2024	$15,664	$15,105	$15,815	$11,113
7/31/2024	$15,988	$15,435	$16,151	$11,373
8/31/2024	$16,385	$15,696	$16,450	$11,536
9/30/2024	$16,593	$15,928	$16,702	$11,690
10/31/2024	$16,378	$15,628	$16,379	$11,401
11/30/2024	$16,854	$16,034	$16,706	$11,521
12/31/2024	$16,446	$15,646	$16,435	$11,332
1/31/2025	$16,789	$15,934	$16,722	$11,393
2/28/2025	$16,906	$16,039	$16,889	$11,643
3/31/2025	$16,625	$15,760	$16,646	$11,648
4/30/2025	$16,638	$15,673	$16,735	$11,693
5/31/2025	$16,924	$15,991	$17,044	$11,610
6/30/2025	$17,371	$16,433	$17,452	$11,788
7/31/2025	$17,457	$16,525	$17,502	$11,757
8/31/2025	$17,754	$16,835	$17,798	$11,898
9/30/2025	$18,076	$17,130	$18,078	$12,028
10/31/2025	$18,199	$17,264	$18,238	$12,103
11/30/2025	$18,320	$17,404	$18,332	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	8.69%	5.21%	6.24%
Morningstar Moderately Conservative Allocation Average	8.54%	5.06%	5.70%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	9.73%	4.97%	6.25%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$793,959,563
# of Portfolio Holdings	12
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$689,853

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.25%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.51%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	46.52%
Lord Abbett Investment Trust-High Yield Fund - Class I	8.86%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.49%
Lord Abbett Securities Trust-International Equity Fund - Class I	5.05%
Lord Abbett Securities Trust-International Value Fund - Class I	4.04%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8775-R6

01/26

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.28%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$9,775	$10,000	$10,000
4/30/2017	$9,779	$9,992	$9,967
5/31/2017	$9,809	$10,008	$10,044
6/30/2017	$9,800	$10,005	$10,034
7/31/2017	$9,831	$10,030	$10,077
8/31/2017	$9,861	$10,050	$10,167
9/30/2017	$9,841	$10,038	$10,119
10/31/2017	$9,852	$10,036	$10,125
11/30/2017	$9,843	$10,014	$10,112
12/31/2017	$9,846	$10,017	$10,158
1/31/2018	$9,828	$9,991	$10,041
2/28/2018	$9,820	$9,981	$9,946
3/31/2018	$9,833	$9,997	$10,010
4/30/2018	$9,828	$9,987	$9,935
5/31/2018	$9,863	$10,024	$10,006
6/30/2018	$9,870	$10,025	$9,994
7/31/2018	$9,886	$10,031	$9,996
8/31/2018	$9,924	$10,066	$10,061
9/30/2018	$9,922	$10,059	$9,996
10/31/2018	$9,928	$10,070	$9,917
11/30/2018	$9,946	$10,099	$9,976
12/31/2018	$9,993	$10,177	$10,159
1/31/2019	$10,059	$10,217	$10,267
2/28/2019	$10,084	$10,233	$10,261
3/31/2019	$10,161	$10,300	$10,458
4/30/2019	$10,188	$10,324	$10,461
5/31/2019	$10,247	$10,395	$10,647
6/30/2019	$10,306	$10,453	$10,780
7/31/2019	$10,322	$10,447	$10,804
8/31/2019	$10,388	$10,531	$11,084
9/30/2019	$10,390	$10,525	$11,025
10/31/2019	$10,426	$10,562	$11,058
11/30/2019	$10,430	$10,562	$11,053
12/31/2019	$10,459	$10,587	$11,045
1/31/2020	$10,533	$10,646	$11,258
2/29/2020	$10,578	$10,733	$11,460
3/31/2020	$10,136	$10,766	$11,393
4/30/2020	$10,331	$10,834	$11,595
5/31/2020	$10,431	$10,870	$11,649
6/30/2020	$10,547	$10,892	$11,723
7/31/2020	$10,598	$10,913	$11,898
8/31/2020	$10,627	$10,917	$11,802
9/30/2020	$10,643	$10,918	$11,795
10/31/2020	$10,648	$10,920	$11,743
11/30/2020	$10,686	$10,930	$11,858
12/31/2020	$10,725	$10,940	$11,874
1/31/2021	$10,752	$10,944	$11,789
2/28/2021	$10,745	$10,941	$11,619
3/31/2021	$10,727	$10,936	$11,474
4/30/2021	$10,753	$10,944	$11,564
5/31/2021	$10,766	$10,957	$11,602
6/30/2021	$10,758	$10,940	$11,684
7/31/2021	$10,783	$10,959	$11,814
8/31/2021	$10,775	$10,959	$11,792
9/30/2021	$10,770	$10,950	$11,690
10/31/2021	$10,754	$10,914	$11,686
11/30/2021	$10,738	$10,905	$11,721
12/31/2021	$10,732	$10,889	$11,691
1/31/2022	$10,671	$10,811	$11,439
2/28/2022	$10,600	$10,763	$11,312
3/31/2022	$10,475	$10,618	$10,997
4/30/2022	$10,407	$10,561	$10,580
5/31/2022	$10,418	$10,625	$10,648
6/30/2022	$10,329	$10,551	$10,481
7/31/2022	$10,408	$10,606	$10,737
8/31/2022	$10,347	$10,523	$10,434
9/30/2022	$10,207	$10,395	$9,983
10/31/2022	$10,181	$10,382	$9,854
11/30/2022	$10,292	$10,467	$10,216
12/31/2022	$10,327	$10,487	$10,170
1/31/2023	$10,454	$10,572	$10,483
2/28/2023	$10,400	$10,493	$10,212
3/31/2023	$10,507	$10,646	$10,471
4/30/2023	$10,559	$10,682	$10,535
5/31/2023	$10,520	$10,649	$10,420
6/30/2023	$10,493	$10,606	$10,383
7/31/2023	$10,558	$10,650	$10,376
8/31/2023	$10,602	$10,688	$10,309
9/30/2023	$10,598	$10,683	$10,047
10/31/2023	$10,619	$10,717	$9,889
11/30/2023	$10,759	$10,841	$10,337
12/31/2023	$10,899	$10,971	$10,732
1/31/2024	$10,955	$11,014	$10,703
2/29/2024	$10,940	$10,973	$10,552
3/31/2024	$10,998	$11,017	$10,649
4/30/2024	$10,971	$10,980	$10,380
5/31/2024	$11,065	$11,060	$10,556
6/30/2024	$11,122	$11,122	$10,656
7/31/2024	$11,241	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,429	$11,451	$11,210
10/31/2024	$11,376	$11,386	$10,932
11/30/2024	$11,431	$11,424	$11,047
12/31/2024	$11,450	$11,449	$10,866
1/31/2025	$11,506	$11,501	$10,924
2/28/2025	$11,586	$11,582	$11,164
3/31/2025	$11,629	$11,635	$11,169
4/30/2025	$11,698	$11,723	$11,213
5/31/2025	$11,705	$11,708	$11,132
6/30/2025	$11,787	$11,783	$11,303
7/31/2025	$11,780	$11,780	$11,274
8/31/2025	$11,889	$11,883	$11,409
9/30/2025	$11,934	$11,923	$11,533
10/31/2025	$11,966	$11,963	$11,605
11/30/2025	$12,035	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class A at NAV	5.28%	2.41%	2.44%
Class A with sales charge	2.92%	1.94%	2.17%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8874-A

01/26

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.58%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,003	$9,992	$9,967
5/31/2017	$10,016	$10,008	$10,044
6/30/2017	$10,011	$10,005	$10,034
7/31/2017	$10,035	$10,030	$10,077
8/31/2017	$10,058	$10,050	$10,167
9/30/2017	$10,032	$10,038	$10,119
10/31/2017	$10,037	$10,036	$10,125
11/30/2017	$10,022	$10,014	$10,112
12/31/2017	$10,018	$10,017	$10,158
1/31/2018	$9,994	$9,991	$10,041
2/28/2018	$9,980	$9,981	$9,946
3/31/2018	$9,987	$9,997	$10,010
4/30/2018	$9,975	$9,987	$9,935
5/31/2018	$10,004	$10,024	$10,006
6/30/2018	$10,004	$10,025	$9,994
7/31/2018	$10,014	$10,031	$9,996
8/31/2018	$10,046	$10,066	$10,061
9/30/2018	$10,037	$10,059	$9,996
10/31/2018	$10,037	$10,070	$9,917
11/30/2018	$10,049	$10,099	$9,976
12/31/2018	$10,092	$10,177	$10,159
1/31/2019	$10,151	$10,217	$10,267
2/28/2019	$10,171	$10,233	$10,261
3/31/2019	$10,232	$10,300	$10,458
4/30/2019	$10,264	$10,324	$10,461
5/31/2019	$10,318	$10,395	$10,647
6/30/2019	$10,371	$10,453	$10,780
7/31/2019	$10,382	$10,447	$10,804
8/31/2019	$10,432	$10,531	$11,084
9/30/2019	$10,438	$10,525	$11,025
10/31/2019	$10,469	$10,562	$11,058
11/30/2019	$10,466	$10,562	$11,053
12/31/2019	$10,489	$10,587	$11,045
1/31/2020	$10,547	$10,646	$11,258
2/29/2020	$10,586	$10,733	$11,460
3/31/2020	$10,147	$10,766	$11,393
4/30/2020	$10,337	$10,834	$11,595
5/31/2020	$10,420	$10,870	$11,649
6/30/2020	$10,530	$10,892	$11,723
7/31/2020	$10,586	$10,913	$11,898
8/31/2020	$10,609	$10,917	$11,802
9/30/2020	$10,608	$10,918	$11,795
10/31/2020	$10,607	$10,920	$11,743
11/30/2020	$10,650	$10,930	$11,858
12/31/2020	$10,672	$10,940	$11,874
1/31/2021	$10,693	$10,944	$11,789
2/28/2021	$10,692	$10,941	$11,619
3/31/2021	$10,668	$10,936	$11,474
4/30/2021	$10,677	$10,944	$11,564
5/31/2021	$10,684	$10,957	$11,602
6/30/2021	$10,681	$10,940	$11,684
7/31/2021	$10,688	$10,959	$11,814
8/31/2021	$10,686	$10,959	$11,792
9/30/2021	$10,674	$10,950	$11,690
10/31/2021	$10,641	$10,914	$11,686
11/30/2021	$10,619	$10,905	$11,721
12/31/2021	$10,608	$10,889	$11,691
1/31/2022	$10,552	$10,811	$11,439
2/28/2022	$10,476	$10,763	$11,312
3/31/2022	$10,336	$10,618	$10,997
4/30/2022	$10,263	$10,561	$10,580
5/31/2022	$10,268	$10,625	$10,648
6/30/2022	$10,186	$10,551	$10,481
7/31/2022	$10,247	$10,606	$10,737
8/31/2022	$10,192	$10,523	$10,434
9/30/2022	$10,049	$10,395	$9,983
10/31/2022	$10,018	$10,382	$9,854
11/30/2022	$10,110	$10,467	$10,216
12/31/2022	$10,150	$10,487	$10,170
1/31/2023	$10,259	$10,572	$10,483
2/28/2023	$10,200	$10,493	$10,212
3/31/2023	$10,300	$10,646	$10,471
4/30/2023	$10,346	$10,682	$10,535
5/31/2023	$10,313	$10,649	$10,420
6/30/2023	$10,269	$10,606	$10,383
7/31/2023	$10,328	$10,650	$10,376
8/31/2023	$10,377	$10,688	$10,309
9/30/2023	$10,356	$10,683	$10,047
10/31/2023	$10,383	$10,717	$9,889
11/30/2023	$10,514	$10,841	$10,337
12/31/2023	$10,645	$10,971	$10,732
1/31/2024	$10,695	$11,014	$10,703
2/29/2024	$10,662	$10,973	$10,552
3/31/2024	$10,713	$11,017	$10,649
4/30/2024	$10,693	$10,980	$10,380
5/31/2024	$10,768	$11,060	$10,556
6/30/2024	$10,818	$11,122	$10,656
7/31/2024	$10,939	$11,254	$10,905
8/31/2024	$11,025	$11,356	$11,062
9/30/2024	$11,111	$11,451	$11,210
10/31/2024	$11,052	$11,386	$10,932
11/30/2024	$11,088	$11,424	$11,047
12/31/2024	$11,112	$11,449	$10,866
1/31/2025	$11,148	$11,501	$10,924
2/28/2025	$11,220	$11,582	$11,164
3/31/2025	$11,255	$11,635	$11,169
4/30/2025	$11,316	$11,723	$11,213
5/31/2025	$11,316	$11,708	$11,132
6/30/2025	$11,389	$11,783	$11,303
7/31/2025	$11,388	$11,780	$11,274
8/31/2025	$11,487	$11,883	$11,409
9/30/2025	$11,523	$11,923	$11,533
10/31/2025	$11,548	$11,963	$11,605
11/30/2025	$11,596	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class C at NAV	4.58%	1.72%	1.73%
Class C with sales charge	3.58%	1.72%	1.73%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8875-C

01/26

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$51	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.39%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,026	$10,008	$10,044
6/30/2017	$10,028	$10,005	$10,034
7/31/2017	$10,060	$10,030	$10,077
8/31/2017	$10,092	$10,050	$10,167
9/30/2017	$10,073	$10,038	$10,119
10/31/2017	$10,085	$10,036	$10,125
11/30/2017	$10,077	$10,014	$10,112
12/31/2017	$10,080	$10,017	$10,158
1/31/2018	$10,063	$9,991	$10,041
2/28/2018	$10,056	$9,981	$9,946
3/31/2018	$10,070	$9,997	$10,010
4/30/2018	$10,066	$9,987	$9,935
5/31/2018	$10,103	$10,024	$10,006
6/30/2018	$10,110	$10,025	$9,994
7/31/2018	$10,128	$10,031	$9,996
8/31/2018	$10,157	$10,066	$10,061
9/30/2018	$10,166	$10,059	$9,996
10/31/2018	$10,174	$10,070	$9,917
11/30/2018	$10,192	$10,099	$9,976
12/31/2018	$10,242	$10,177	$10,159
1/31/2019	$10,310	$10,217	$10,267
2/28/2019	$10,336	$10,233	$10,261
3/31/2019	$10,406	$10,300	$10,458
4/30/2019	$10,445	$10,324	$10,461
5/31/2019	$10,506	$10,395	$10,647
6/30/2019	$10,567	$10,453	$10,780
7/31/2019	$10,585	$10,447	$10,804
8/31/2019	$10,642	$10,531	$11,084
9/30/2019	$10,645	$10,525	$11,025
10/31/2019	$10,683	$10,562	$11,058
11/30/2019	$10,698	$10,562	$11,053
12/31/2019	$10,729	$10,587	$11,045
1/31/2020	$10,795	$10,646	$11,258
2/29/2020	$10,842	$10,733	$11,460
3/31/2020	$10,399	$10,766	$11,393
4/30/2020	$10,590	$10,834	$11,595
5/31/2020	$10,692	$10,870	$11,649
6/30/2020	$10,812	$10,892	$11,723
7/31/2020	$10,876	$10,913	$11,898
8/31/2020	$10,906	$10,917	$11,802
9/30/2020	$10,912	$10,918	$11,795
10/31/2020	$10,918	$10,920	$11,743
11/30/2020	$10,969	$10,930	$11,858
12/31/2020	$10,999	$10,940	$11,874
1/31/2021	$11,028	$10,944	$11,789
2/28/2021	$11,022	$10,941	$11,619
3/31/2021	$11,015	$10,936	$11,474
4/30/2021	$11,031	$10,944	$11,564
5/31/2021	$11,046	$10,957	$11,602
6/30/2021	$11,050	$10,940	$11,684
7/31/2021	$11,065	$10,959	$11,814
8/31/2021	$11,070	$10,959	$11,792
9/30/2021	$11,065	$10,950	$11,690
10/31/2021	$11,038	$10,914	$11,686
11/30/2021	$11,022	$10,905	$11,721
12/31/2021	$11,018	$10,889	$11,691
1/31/2022	$10,967	$10,811	$11,439
2/28/2022	$10,895	$10,763	$11,312
3/31/2022	$10,756	$10,618	$10,997
4/30/2022	$10,687	$10,561	$10,580
5/31/2022	$10,699	$10,625	$10,648
6/30/2022	$10,620	$10,551	$10,481
7/31/2022	$10,691	$10,606	$10,737
8/31/2022	$10,640	$10,523	$10,434
9/30/2022	$10,497	$10,395	$9,983
10/31/2022	$10,471	$10,382	$9,854
11/30/2022	$10,574	$10,467	$10,216
12/31/2022	$10,623	$10,487	$10,170
1/31/2023	$10,743	$10,572	$10,483
2/28/2023	$10,688	$10,493	$10,212
3/31/2023	$10,799	$10,646	$10,471
4/30/2023	$10,853	$10,682	$10,535
5/31/2023	$10,826	$10,649	$10,420
6/30/2023	$10,787	$10,606	$10,383
7/31/2023	$10,855	$10,650	$10,376
8/31/2023	$10,900	$10,688	$10,309
9/30/2023	$10,897	$10,683	$10,047
10/31/2023	$10,931	$10,717	$9,889
11/30/2023	$11,076	$10,841	$10,337
12/31/2023	$11,221	$10,971	$10,732
1/31/2024	$11,281	$11,014	$10,703
2/29/2024	$11,253	$10,973	$10,552
3/31/2024	$11,314	$11,017	$10,649
4/30/2024	$11,299	$10,980	$10,380
5/31/2024	$11,385	$11,060	$10,556
6/30/2024	$11,445	$11,122	$10,656
7/31/2024	$11,580	$11,254	$10,905
8/31/2024	$11,679	$11,356	$11,062
9/30/2024	$11,776	$11,451	$11,210
10/31/2024	$11,722	$11,386	$10,932
11/30/2024	$11,768	$11,424	$11,047
12/31/2024	$11,788	$11,449	$10,866
1/31/2025	$11,846	$11,501	$10,924
2/28/2025	$11,929	$11,582	$11,164
3/31/2025	$11,975	$11,635	$11,169
4/30/2025	$12,047	$11,723	$11,213
5/31/2025	$12,055	$11,708	$11,132
6/30/2025	$12,141	$11,783	$11,303
7/31/2025	$12,148	$11,780	$11,274
8/31/2025	$12,261	$11,883	$11,409
9/30/2025	$12,308	$11,923	$11,533
10/31/2025	$12,343	$11,963	$11,605
11/30/2025	$12,402	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class F at NAV	5.39%	2.49%	2.53%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8876-F

01/26

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.59%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,195	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,770	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,444	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,931	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,034	$10,930	$11,858
12/31/2020	$11,077	$10,940	$11,874
1/31/2021	$11,108	$10,944	$11,789
2/28/2021	$11,104	$10,941	$11,619
3/31/2021	$11,088	$10,936	$11,474
4/30/2021	$11,118	$10,944	$11,564
5/31/2021	$11,134	$10,957	$11,602
6/30/2021	$11,140	$10,940	$11,684
7/31/2021	$11,157	$10,959	$11,814
8/31/2021	$11,153	$10,959	$11,792
9/30/2021	$11,161	$10,950	$11,690
10/31/2021	$11,136	$10,914	$11,686
11/30/2021	$11,122	$10,905	$11,721
12/31/2021	$11,119	$10,889	$11,691
1/31/2022	$11,058	$10,811	$11,439
2/28/2022	$10,998	$10,763	$11,312
3/31/2022	$10,859	$10,618	$10,997
4/30/2022	$10,791	$10,561	$10,580
5/31/2022	$10,804	$10,625	$10,648
6/30/2022	$10,726	$10,551	$10,481
7/31/2022	$10,800	$10,606	$10,737
8/31/2022	$10,749	$10,523	$10,434
9/30/2022	$10,607	$10,395	$9,983
10/31/2022	$10,582	$10,382	$9,854
11/30/2022	$10,688	$10,467	$10,216
12/31/2022	$10,738	$10,487	$10,170
1/31/2023	$10,861	$10,572	$10,483
2/28/2023	$10,807	$10,493	$10,212
3/31/2023	$10,921	$10,646	$10,471
4/30/2023	$10,978	$10,682	$10,535
5/31/2023	$10,952	$10,649	$10,420
6/30/2023	$10,914	$10,606	$10,383
7/31/2023	$10,985	$10,650	$10,376
8/31/2023	$11,033	$10,688	$10,309
9/30/2023	$11,032	$10,683	$10,047
10/31/2023	$11,056	$10,717	$9,889
11/30/2023	$11,205	$10,841	$10,337
12/31/2023	$11,354	$10,971	$10,732
1/31/2024	$11,428	$11,014	$10,703
2/29/2024	$11,402	$10,973	$10,552
3/31/2024	$11,465	$11,017	$10,649
4/30/2024	$11,440	$10,980	$10,380
5/31/2024	$11,541	$11,060	$10,556
6/30/2024	$11,604	$11,122	$10,656
7/31/2024	$11,730	$11,254	$10,905
8/31/2024	$11,845	$11,356	$11,062
9/30/2024	$11,946	$11,451	$11,210
10/31/2024	$11,892	$11,386	$10,932
11/30/2024	$11,940	$11,424	$11,047
12/31/2024	$11,963	$11,449	$10,866
1/31/2025	$12,024	$11,501	$10,924
2/28/2025	$12,110	$11,582	$11,164
3/31/2025	$12,158	$11,635	$11,169
4/30/2025	$12,234	$11,723	$11,213
5/31/2025	$12,244	$11,708	$11,132
6/30/2025	$12,333	$11,783	$11,303
7/31/2025	$12,342	$11,780	$11,274
8/31/2025	$12,459	$11,883	$11,409
9/30/2025	$12,509	$11,923	$11,533
10/31/2025	$12,546	$11,963	$11,605
11/30/2025	$12,608	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class F3 at NAV	5.59%	2.70%	2.73%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8879-F3

01/26

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,096	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,065	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,123	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,171	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,189	$10,070	$9,917
11/30/2018	$10,197	$10,099	$9,976
12/31/2018	$10,248	$10,177	$10,159
1/31/2019	$10,317	$10,217	$10,267
2/28/2019	$10,354	$10,233	$10,261
3/31/2019	$10,425	$10,300	$10,458
4/30/2019	$10,465	$10,324	$10,461
5/31/2019	$10,527	$10,395	$10,647
6/30/2019	$10,590	$10,453	$10,780
7/31/2019	$10,608	$10,447	$10,804
8/31/2019	$10,678	$10,531	$11,084
9/30/2019	$10,681	$10,525	$11,025
10/31/2019	$10,721	$10,562	$11,058
11/30/2019	$10,726	$10,562	$11,053
12/31/2019	$10,758	$10,587	$11,045
1/31/2020	$10,836	$10,646	$11,258
2/29/2020	$10,883	$10,733	$11,460
3/31/2020	$10,430	$10,766	$11,393
4/30/2020	$10,633	$10,834	$11,595
5/31/2020	$10,737	$10,870	$11,649
6/30/2020	$10,858	$10,892	$11,723
7/31/2020	$10,912	$10,913	$11,898
8/31/2020	$10,943	$10,917	$11,802
9/30/2020	$10,961	$10,918	$11,795
10/31/2020	$10,968	$10,920	$11,743
11/30/2020	$11,010	$10,930	$11,858
12/31/2020	$11,052	$10,940	$11,874
1/31/2021	$11,082	$10,944	$11,789
2/28/2021	$11,076	$10,941	$11,619
3/31/2021	$11,059	$10,936	$11,474
4/30/2021	$11,076	$10,944	$11,564
5/31/2021	$11,092	$10,957	$11,602
6/30/2021	$11,097	$10,940	$11,684
7/31/2021	$11,113	$10,959	$11,814
8/31/2021	$11,118	$10,959	$11,792
9/30/2021	$11,114	$10,950	$11,690
10/31/2021	$11,088	$10,914	$11,686
11/30/2021	$11,085	$10,905	$11,721
12/31/2021	$11,070	$10,889	$11,691
1/31/2022	$11,020	$10,811	$11,439
2/28/2022	$10,948	$10,763	$11,312
3/31/2022	$10,810	$10,618	$10,997
4/30/2022	$10,753	$10,561	$10,580
5/31/2022	$10,754	$10,625	$10,648
6/30/2022	$10,676	$10,551	$10,481
7/31/2022	$10,748	$10,606	$10,737
8/31/2022	$10,697	$10,523	$10,434
9/30/2022	$10,555	$10,395	$9,983
10/31/2022	$10,530	$10,382	$9,854
11/30/2022	$10,634	$10,467	$10,216
12/31/2022	$10,684	$10,487	$10,170
1/31/2023	$10,806	$10,572	$10,483
2/28/2023	$10,751	$10,493	$10,212
3/31/2023	$10,864	$10,646	$10,471
4/30/2023	$10,919	$10,682	$10,535
5/31/2023	$10,893	$10,649	$10,420
6/30/2023	$10,854	$10,606	$10,383
7/31/2023	$10,924	$10,650	$10,376
8/31/2023	$10,983	$10,688	$10,309
9/30/2023	$10,969	$10,683	$10,047
10/31/2023	$11,004	$10,717	$9,889
11/30/2023	$11,151	$10,841	$10,337
12/31/2023	$11,286	$10,971	$10,732
1/31/2024	$11,359	$11,014	$10,703
2/29/2024	$11,332	$10,973	$10,552
3/31/2024	$11,394	$11,017	$10,649
4/30/2024	$11,380	$10,980	$10,380
5/31/2024	$11,468	$11,060	$10,556
6/30/2024	$11,529	$11,122	$10,656
7/31/2024	$11,666	$11,254	$10,905
8/31/2024	$11,767	$11,356	$11,062
9/30/2024	$11,866	$11,451	$11,210
10/31/2024	$11,812	$11,386	$10,932
11/30/2024	$11,859	$11,424	$11,047
12/31/2024	$11,880	$11,449	$10,866
1/31/2025	$11,941	$11,501	$10,924
2/28/2025	$12,025	$11,582	$11,164
3/31/2025	$12,072	$11,635	$11,169
4/30/2025	$12,146	$11,723	$11,213
5/31/2025	$12,155	$11,708	$11,132
6/30/2025	$12,242	$11,783	$11,303
7/31/2025	$12,251	$11,780	$11,274
8/31/2025	$12,366	$11,883	$11,409
9/30/2025	$12,414	$11,923	$11,533
10/31/2025	$12,450	$11,963	$11,605
11/30/2025	$12,511	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class I at NAV	5.49%	2.59%	2.63%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8877-I

01/26

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.97%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,022	$10,008	$10,044
6/30/2017	$10,021	$10,005	$10,034
7/31/2017	$10,049	$10,030	$10,077
8/31/2017	$10,078	$10,050	$10,167
9/30/2017	$10,055	$10,038	$10,119
10/31/2017	$10,064	$10,036	$10,125
11/30/2017	$10,053	$10,014	$10,112
12/31/2017	$10,053	$10,017	$10,158
1/31/2018	$10,032	$9,991	$10,041
2/28/2018	$10,022	$9,981	$9,946
3/31/2018	$10,033	$9,997	$10,010
4/30/2018	$10,025	$9,987	$9,935
5/31/2018	$10,059	$10,024	$10,006
6/30/2018	$10,063	$10,025	$9,994
7/31/2018	$10,077	$10,031	$9,996
8/31/2018	$10,103	$10,066	$10,061
9/30/2018	$10,108	$10,059	$9,996
10/31/2018	$10,113	$10,070	$9,917
11/30/2018	$10,128	$10,099	$9,976
12/31/2018	$10,174	$10,177	$10,159
1/31/2019	$10,239	$10,217	$10,267
2/28/2019	$10,262	$10,233	$10,261
3/31/2019	$10,327	$10,300	$10,458
4/30/2019	$10,363	$10,324	$10,461
5/31/2019	$10,420	$10,395	$10,647
6/30/2019	$10,478	$10,453	$10,780
7/31/2019	$10,491	$10,447	$10,804
8/31/2019	$10,545	$10,531	$11,084
9/30/2019	$10,555	$10,525	$11,025
10/31/2019	$10,590	$10,562	$11,058
11/30/2019	$10,590	$10,562	$11,053
12/31/2019	$10,618	$10,587	$11,045
1/31/2020	$10,680	$10,646	$11,258
2/29/2020	$10,723	$10,733	$11,460
3/31/2020	$10,282	$10,766	$11,393
4/30/2020	$10,479	$10,834	$11,595
5/31/2020	$10,566	$10,870	$11,649
6/30/2020	$10,681	$10,892	$11,723
7/31/2020	$10,741	$10,913	$11,898
8/31/2020	$10,767	$10,917	$11,802
9/30/2020	$10,770	$10,918	$11,795
10/31/2020	$10,773	$10,920	$11,743
11/30/2020	$10,820	$10,930	$11,858
12/31/2020	$10,845	$10,940	$11,874
1/31/2021	$10,870	$10,944	$11,789
2/28/2021	$10,871	$10,941	$11,619
3/31/2021	$10,851	$10,936	$11,474
4/30/2021	$10,863	$10,944	$11,564
5/31/2021	$10,874	$10,957	$11,602
6/30/2021	$10,874	$10,940	$11,684
7/31/2021	$10,885	$10,959	$11,814
8/31/2021	$10,886	$10,959	$11,792
9/30/2021	$10,878	$10,950	$11,690
10/31/2021	$10,848	$10,914	$11,686
11/30/2021	$10,829	$10,905	$11,721
12/31/2021	$10,821	$10,889	$11,691
1/31/2022	$10,767	$10,811	$11,439
2/28/2022	$10,693	$10,763	$11,312
3/31/2022	$10,553	$10,618	$10,997
4/30/2022	$10,482	$10,561	$10,580
5/31/2022	$10,490	$10,625	$10,648
6/30/2022	$10,409	$10,551	$10,481
7/31/2022	$10,475	$10,606	$10,737
8/31/2022	$10,422	$10,523	$10,434
9/30/2022	$10,279	$10,395	$9,983
10/31/2022	$10,250	$10,382	$9,854
11/30/2022	$10,347	$10,467	$10,216
12/31/2022	$10,391	$10,487	$10,170
1/31/2023	$10,505	$10,572	$10,483
2/28/2023	$10,448	$10,493	$10,212
3/31/2023	$10,553	$10,646	$10,471
4/30/2023	$10,603	$10,682	$10,535
5/31/2023	$10,573	$10,649	$10,420
6/30/2023	$10,531	$10,606	$10,383
7/31/2023	$10,594	$10,650	$10,376
8/31/2023	$10,635	$10,688	$10,309
9/30/2023	$10,628	$10,683	$10,047
10/31/2023	$10,647	$10,717	$9,889
11/30/2023	$10,784	$10,841	$10,337
12/31/2023	$10,922	$10,971	$10,732
1/31/2024	$10,988	$11,014	$10,703
2/29/2024	$10,958	$10,973	$10,552
3/31/2024	$11,013	$11,017	$10,649
4/30/2024	$10,983	$10,980	$10,380
5/31/2024	$11,074	$11,060	$10,556
6/30/2024	$11,128	$11,122	$10,656
7/31/2024	$11,244	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,440	$11,451	$11,210
10/31/2024	$11,383	$11,386	$10,932
11/30/2024	$11,423	$11,424	$11,047
12/31/2024	$11,439	$11,449	$10,866
1/31/2025	$11,492	$11,501	$10,924
2/28/2025	$11,569	$11,582	$11,164
3/31/2025	$11,609	$11,635	$11,169
4/30/2025	$11,676	$11,723	$11,213
5/31/2025	$11,679	$11,708	$11,132
6/30/2025	$11,758	$11,783	$11,303
7/31/2025	$11,762	$11,780	$11,274
8/31/2025	$11,867	$11,883	$11,409
9/30/2025	$11,909	$11,923	$11,533
10/31/2025	$11,938	$11,963	$11,605
11/30/2025	$11,991	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R3 at NAV	4.97%	2.08%	2.13%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8881-R3

01/26

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.23%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,024	$10,008	$10,044
6/30/2017	$10,025	$10,005	$10,034
7/31/2017	$10,056	$10,030	$10,077
8/31/2017	$10,087	$10,050	$10,167
9/30/2017	$10,066	$10,038	$10,119
10/31/2017	$10,078	$10,036	$10,125
11/30/2017	$10,068	$10,014	$10,112
12/31/2017	$10,070	$10,017	$10,158
1/31/2018	$10,052	$9,991	$10,041
2/28/2018	$10,043	$9,981	$9,946
3/31/2018	$10,056	$9,997	$10,010
4/30/2018	$10,051	$9,987	$9,935
5/31/2018	$10,086	$10,024	$10,006
6/30/2018	$10,093	$10,025	$9,994
7/31/2018	$10,109	$10,031	$9,996
8/31/2018	$10,137	$10,066	$10,061
9/30/2018	$10,145	$10,059	$9,996
10/31/2018	$10,151	$10,070	$9,917
11/30/2018	$10,169	$10,099	$9,976
12/31/2018	$10,217	$10,177	$10,159
1/31/2019	$10,284	$10,217	$10,267
2/28/2019	$10,309	$10,233	$10,261
3/31/2019	$10,377	$10,300	$10,458
4/30/2019	$10,415	$10,324	$10,461
5/31/2019	$10,475	$10,395	$10,647
6/30/2019	$10,534	$10,453	$10,780
7/31/2019	$10,550	$10,447	$10,804
8/31/2019	$10,607	$10,531	$11,084
9/30/2019	$10,619	$10,525	$11,025
10/31/2019	$10,656	$10,562	$11,058
11/30/2019	$10,659	$10,562	$11,053
12/31/2019	$10,689	$10,587	$11,045
1/31/2020	$10,754	$10,646	$11,258
2/29/2020	$10,799	$10,733	$11,460
3/31/2020	$10,357	$10,766	$11,393
4/30/2020	$10,557	$10,834	$11,595
5/31/2020	$10,657	$10,870	$11,649
6/30/2020	$10,776	$10,892	$11,723
7/31/2020	$10,827	$10,913	$11,898
8/31/2020	$10,856	$10,917	$11,802
9/30/2020	$10,872	$10,918	$11,795
10/31/2020	$10,866	$10,920	$11,743
11/30/2020	$10,916	$10,930	$11,858
12/31/2020	$10,944	$10,940	$11,874
1/31/2021	$10,972	$10,944	$11,789
2/28/2021	$10,975	$10,941	$11,619
3/31/2021	$10,957	$10,936	$11,474
4/30/2021	$10,971	$10,944	$11,564
5/31/2021	$10,984	$10,957	$11,602
6/30/2021	$10,987	$10,940	$11,684
7/31/2021	$11,000	$10,959	$11,814
8/31/2021	$11,004	$10,959	$11,792
9/30/2021	$10,998	$10,950	$11,690
10/31/2021	$10,970	$10,914	$11,686
11/30/2021	$10,964	$10,905	$11,721
12/31/2021	$10,947	$10,889	$11,691
1/31/2022	$10,895	$10,811	$11,439
2/28/2022	$10,822	$10,763	$11,312
3/31/2022	$10,683	$10,618	$10,997
4/30/2022	$10,624	$10,561	$10,580
5/31/2022	$10,623	$10,625	$10,648
6/30/2022	$10,544	$10,551	$10,481
7/31/2022	$10,613	$10,606	$10,737
8/31/2022	$10,561	$10,523	$10,434
9/30/2022	$10,418	$10,395	$9,983
10/31/2022	$10,391	$10,382	$9,854
11/30/2022	$10,492	$10,467	$10,216
12/31/2022	$10,538	$10,487	$10,170
1/31/2023	$10,667	$10,572	$10,483
2/28/2023	$10,600	$10,493	$10,212
3/31/2023	$10,721	$10,646	$10,471
4/30/2023	$10,761	$10,682	$10,535
5/31/2023	$10,733	$10,649	$10,420
6/30/2023	$10,704	$10,606	$10,383
7/31/2023	$10,771	$10,650	$10,376
8/31/2023	$10,815	$10,688	$10,309
9/30/2023	$10,811	$10,683	$10,047
10/31/2023	$10,831	$10,717	$9,889
11/30/2023	$10,974	$10,841	$10,337
12/31/2023	$11,116	$10,971	$10,732
1/31/2024	$11,173	$11,014	$10,703
2/29/2024	$11,157	$10,973	$10,552
3/31/2024	$11,203	$11,017	$10,649
4/30/2024	$11,187	$10,980	$10,380
5/31/2024	$11,271	$11,060	$10,556
6/30/2024	$11,341	$11,122	$10,656
7/31/2024	$11,461	$11,254	$10,905
8/31/2024	$11,557	$11,356	$11,062
9/30/2024	$11,652	$11,451	$11,210
10/31/2024	$11,597	$11,386	$10,932
11/30/2024	$11,641	$11,424	$11,047
12/31/2024	$11,672	$11,449	$10,866
1/31/2025	$11,716	$11,501	$10,924
2/28/2025	$11,797	$11,582	$11,164
3/31/2025	$11,853	$11,635	$11,169
4/30/2025	$11,910	$11,723	$11,213
5/31/2025	$11,916	$11,708	$11,132
6/30/2025	$12,000	$11,783	$11,303
7/31/2025	$12,005	$11,780	$11,274
8/31/2025	$12,116	$11,883	$11,409
9/30/2025	$12,161	$11,923	$11,533
10/31/2025	$12,193	$11,963	$11,605
11/30/2025	$12,250	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R4 at NAV	5.23%	2.33%	2.38%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8882-R4

01/26

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.49%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,095	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,064	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,122	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,181	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,190	$10,070	$9,917
11/30/2018	$10,209	$10,099	$9,976
12/31/2018	$10,260	$10,177	$10,159
1/31/2019	$10,329	$10,217	$10,267
2/28/2019	$10,356	$10,233	$10,261
3/31/2019	$10,427	$10,300	$10,458
4/30/2019	$10,467	$10,324	$10,461
5/31/2019	$10,529	$10,395	$10,647
6/30/2019	$10,591	$10,453	$10,780
7/31/2019	$10,610	$10,447	$10,804
8/31/2019	$10,669	$10,531	$11,084
9/30/2019	$10,683	$10,525	$11,025
10/31/2019	$10,723	$10,562	$11,058
11/30/2019	$10,728	$10,562	$11,053
12/31/2019	$10,760	$10,587	$11,045
1/31/2020	$10,828	$10,646	$11,258
2/29/2020	$10,886	$10,733	$11,460
3/31/2020	$10,433	$10,766	$11,393
4/30/2020	$10,636	$10,834	$11,595
5/31/2020	$10,739	$10,870	$11,649
6/30/2020	$10,861	$10,892	$11,723
7/31/2020	$10,915	$10,913	$11,898
8/31/2020	$10,946	$10,917	$11,802
9/30/2020	$10,965	$10,918	$11,795
10/31/2020	$10,961	$10,920	$11,743
11/30/2020	$11,013	$10,930	$11,858
12/31/2020	$11,055	$10,940	$11,874
1/31/2021	$11,074	$10,944	$11,789
2/28/2021	$11,080	$10,941	$11,619
3/31/2021	$11,063	$10,936	$11,474
4/30/2021	$11,080	$10,944	$11,564
5/31/2021	$11,096	$10,957	$11,602
6/30/2021	$11,100	$10,940	$11,684
7/31/2021	$11,116	$10,959	$11,814
8/31/2021	$11,122	$10,959	$11,792
9/30/2021	$11,118	$10,950	$11,690
10/31/2021	$11,092	$10,914	$11,686
11/30/2021	$11,088	$10,905	$11,721
12/31/2021	$11,073	$10,889	$11,691
1/31/2022	$11,023	$10,811	$11,439
2/28/2022	$10,951	$10,763	$11,312
3/31/2022	$10,813	$10,618	$10,997
4/30/2022	$10,756	$10,561	$10,580
5/31/2022	$10,757	$10,625	$10,648
6/30/2022	$10,679	$10,551	$10,481
7/31/2022	$10,751	$10,606	$10,737
8/31/2022	$10,700	$10,523	$10,434
9/30/2022	$10,558	$10,395	$9,983
10/31/2022	$10,533	$10,382	$9,854
11/30/2022	$10,637	$10,467	$10,216
12/31/2022	$10,687	$10,487	$10,170
1/31/2023	$10,820	$10,572	$10,483
2/28/2023	$10,754	$10,493	$10,212
3/31/2023	$10,879	$10,646	$10,471
4/30/2023	$10,922	$10,682	$10,535
5/31/2023	$10,896	$10,649	$10,420
6/30/2023	$10,869	$10,606	$10,383
7/31/2023	$10,938	$10,650	$10,376
8/31/2023	$10,986	$10,688	$10,309
9/30/2023	$10,971	$10,683	$10,047
10/31/2023	$11,007	$10,717	$9,889
11/30/2023	$11,154	$10,841	$10,337
12/31/2023	$11,301	$10,971	$10,732
1/31/2024	$11,361	$11,014	$10,703
2/29/2024	$11,335	$10,973	$10,552
3/31/2024	$11,397	$11,017	$10,649
4/30/2024	$11,383	$10,980	$10,380
5/31/2024	$11,470	$11,060	$10,556
6/30/2024	$11,544	$11,122	$10,656
7/31/2024	$11,669	$11,254	$10,905
8/31/2024	$11,769	$11,356	$11,062
9/30/2024	$11,868	$11,451	$11,210
10/31/2024	$11,814	$11,386	$10,932
11/30/2024	$11,861	$11,424	$11,047
12/31/2024	$11,895	$11,449	$10,866
1/31/2025	$11,943	$11,501	$10,924
2/28/2025	$12,027	$11,582	$11,164
3/31/2025	$12,074	$11,635	$11,169
4/30/2025	$12,148	$11,723	$11,213
5/31/2025	$12,157	$11,708	$11,132
6/30/2025	$12,244	$11,783	$11,303
7/31/2025	$12,253	$11,780	$11,274
8/31/2025	$12,368	$11,883	$11,409
9/30/2025	$12,416	$11,923	$11,533
10/31/2025	$12,452	$11,963	$11,605
11/30/2025	$12,513	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R5 at NAV	5.49%	2.59%	2.64%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8883-R5

01/26

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.59%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.21% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency commercial mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,184	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,781	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,455	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,943	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,044	$10,930	$11,858
12/31/2020	$11,075	$10,940	$11,874
1/31/2021	$11,106	$10,944	$11,789
2/28/2021	$11,101	$10,941	$11,619
3/31/2021	$11,096	$10,936	$11,474
4/30/2021	$11,114	$10,944	$11,564
5/31/2021	$11,130	$10,957	$11,602
6/30/2021	$11,136	$10,940	$11,684
7/31/2021	$11,152	$10,959	$11,814
8/31/2021	$11,159	$10,959	$11,792
9/30/2021	$11,155	$10,950	$11,690
10/31/2021	$11,130	$10,914	$11,686
11/30/2021	$11,116	$10,905	$11,721
12/31/2021	$11,113	$10,889	$11,691
1/31/2022	$11,063	$10,811	$11,439
2/28/2022	$10,992	$10,763	$11,312
3/31/2022	$10,853	$10,618	$10,997
4/30/2022	$10,785	$10,561	$10,580
5/31/2022	$10,798	$10,625	$10,648
6/30/2022	$10,720	$10,551	$10,481
7/31/2022	$10,794	$10,606	$10,737
8/31/2022	$10,743	$10,523	$10,434
9/30/2022	$10,601	$10,395	$9,983
10/31/2022	$10,577	$10,382	$9,854
11/30/2022	$10,682	$10,467	$10,216
12/31/2022	$10,732	$10,487	$10,170
1/31/2023	$10,855	$10,572	$10,483
2/28/2023	$10,801	$10,493	$10,212
3/31/2023	$10,915	$10,646	$10,471
4/30/2023	$10,972	$10,682	$10,535
5/31/2023	$10,946	$10,649	$10,420
6/30/2023	$10,908	$10,606	$10,383
7/31/2023	$10,979	$10,650	$10,376
8/31/2023	$11,039	$10,688	$10,309
9/30/2023	$11,026	$10,683	$10,047
10/31/2023	$11,051	$10,717	$9,889
11/30/2023	$11,199	$10,841	$10,337
12/31/2023	$11,348	$10,971	$10,732
1/31/2024	$11,422	$11,014	$10,703
2/29/2024	$11,396	$10,973	$10,552
3/31/2024	$11,459	$11,017	$10,649
4/30/2024	$11,434	$10,980	$10,380
5/31/2024	$11,535	$11,060	$10,556
6/30/2024	$11,597	$11,122	$10,656
7/31/2024	$11,724	$11,254	$10,905
8/31/2024	$11,839	$11,356	$11,062
9/30/2024	$11,939	$11,451	$11,210
10/31/2024	$11,886	$11,386	$10,932
11/30/2024	$11,934	$11,424	$11,047
12/31/2024	$11,956	$11,449	$10,866
1/31/2025	$12,018	$11,501	$10,924
2/28/2025	$12,104	$11,582	$11,164
3/31/2025	$12,152	$11,635	$11,169
4/30/2025	$12,227	$11,723	$11,213
5/31/2025	$12,237	$11,708	$11,132
6/30/2025	$12,326	$11,783	$11,303
7/31/2025	$12,336	$11,780	$11,274
8/31/2025	$12,452	$11,883	$11,409
9/30/2025	$12,489	$11,923	$11,533
10/31/2025	$12,539	$11,963	$11,605
11/30/2025	$12,601	$12,019	$11,677

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R6 at NAV	5.59%	2.67%	2.72%
Bloomberg US Govt/Credit 1-3 Year Index	5.21%	1.92%	2.16%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.82%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$637,155,604
# of Portfolio Holdings	491
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$1,154,635

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	26.56%
Corporate Bonds	40.68%
Floating Rate Loans	2.29%
Foreign Government Obligations	1.90%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.94%
Government Sponsored Enterprises Pass-Throughs	2.97%
Non-Agency Commercial Mortgage-Backed Securities	5.20%
U.S. Treasury Obligations	18.54%
Repurchase Agreements	0.72%
Money Market FundsFootnote Reference(a)	0.18%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8884-R6

01/26

Class A

LALDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.69%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,775	$10,000	$10,000
12/31/2015	$9,717	$9,975	$9,968
1/31/2016	$9,705	$10,002	$10,105
2/29/2016	$9,715	$10,012	$10,177
3/31/2016	$9,838	$10,096	$10,270
4/30/2016	$9,916	$10,138	$10,309
5/31/2016	$9,925	$10,139	$10,312
6/30/2016	$10,004	$10,201	$10,497
7/31/2016	$10,058	$10,224	$10,564
8/31/2016	$10,069	$10,227	$10,552
9/30/2016	$10,102	$10,235	$10,545
10/31/2016	$10,111	$10,240	$10,465
11/30/2016	$10,074	$10,197	$10,217
12/31/2016	$10,106	$10,213	$10,232
1/31/2017	$10,138	$10,243	$10,252
2/28/2017	$10,171	$10,277	$10,321
3/31/2017	$10,179	$10,285	$10,315
4/30/2017	$10,211	$10,312	$10,395
5/31/2017	$10,242	$10,340	$10,475
6/30/2017	$10,250	$10,347	$10,464
7/31/2017	$10,280	$10,388	$10,509
8/31/2017	$10,312	$10,409	$10,603
9/30/2017	$10,319	$10,410	$10,553
10/31/2017	$10,324	$10,419	$10,559
11/30/2017	$10,331	$10,397	$10,546
12/31/2017	$10,338	$10,408	$10,594
1/31/2018	$10,320	$10,390	$10,472
2/28/2018	$10,303	$10,367	$10,373
3/31/2018	$10,335	$10,369	$10,439
4/30/2018	$10,320	$10,378	$10,362
5/31/2018	$10,353	$10,417	$10,435
6/30/2018	$10,362	$10,417	$10,423
7/31/2018	$10,395	$10,441	$10,425
8/31/2018	$10,429	$10,485	$10,492
9/30/2018	$10,439	$10,492	$10,425
10/31/2018	$10,422	$10,495	$10,342
11/30/2018	$10,431	$10,504	$10,404
12/31/2018	$10,465	$10,577	$10,595
1/31/2019	$10,574	$10,651	$10,708
2/28/2019	$10,608	$10,689	$10,701
3/31/2019	$10,692	$10,772	$10,907
4/30/2019	$10,727	$10,807	$10,910
5/31/2019	$10,786	$10,868	$11,103
6/30/2019	$10,870	$10,944	$11,243
7/31/2019	$10,877	$10,958	$11,268
8/31/2019	$10,935	$11,041	$11,560
9/30/2019	$10,942	$11,054	$11,498
10/31/2019	$10,972	$11,103	$11,533
11/30/2019	$11,003	$11,113	$11,527
12/31/2019	$11,032	$11,151	$11,519
1/31/2020	$11,114	$11,215	$11,740
2/29/2020	$11,142	$11,279	$11,952
3/31/2020	$10,434	$10,964	$11,881
4/30/2020	$10,728	$11,224	$12,093
5/31/2020	$10,888	$11,354	$12,149
6/30/2020	$11,049	$11,445	$12,225
7/31/2020	$11,128	$11,502	$12,408
8/31/2020	$11,180	$11,531	$12,308
9/30/2020	$11,178	$11,530	$12,301
10/31/2020	$11,201	$11,551	$12,246
11/30/2020	$11,307	$11,590	$12,366
12/31/2020	$11,357	$11,615	$12,383
1/31/2021	$11,381	$11,622	$12,295
2/28/2021	$11,404	$11,626	$12,117
3/31/2021	$11,400	$11,617	$11,966
4/30/2021	$11,451	$11,641	$12,060
5/31/2021	$11,474	$11,666	$12,100
6/30/2021	$11,496	$11,657	$12,185
7/31/2021	$11,491	$11,676	$12,321
8/31/2021	$11,513	$11,681	$12,297
9/30/2021	$11,506	$11,678	$12,191
10/31/2021	$11,472	$11,640	$12,188
11/30/2021	$11,465	$11,622	$12,224
12/31/2021	$11,486	$11,614	$12,192
1/31/2022	$11,397	$11,527	$11,930
2/28/2022	$11,310	$11,438	$11,797
3/31/2022	$11,167	$11,248	$11,469
4/30/2022	$11,082	$11,166	$11,034
5/31/2022	$11,107	$11,230	$11,105
6/30/2022	$10,967	$11,134	$10,931
7/31/2022	$11,078	$11,218	$11,198
8/31/2022	$10,998	$11,155	$10,881
9/30/2022	$10,805	$10,994	$10,411
10/31/2022	$10,783	$10,970	$10,276
11/30/2022	$10,904	$11,115	$10,654
12/31/2022	$10,940	$11,150	$10,606
1/31/2023	$11,064	$11,266	$10,932
2/28/2023	$11,014	$11,196	$10,650
3/31/2023	$11,112	$11,295	$10,920
4/30/2023	$11,153	$11,364	$10,987
5/31/2023	$11,137	$11,345	$10,867
6/30/2023	$11,093	$11,330	$10,828
7/31/2023	$11,164	$11,407	$10,821
8/31/2023	$11,208	$11,442	$10,751
9/30/2023	$11,193	$11,435	$10,478
10/31/2023	$11,179	$11,461	$10,313
11/30/2023	$11,343	$11,629	$10,780
12/31/2023	$11,506	$11,783	$11,193
1/31/2024	$11,554	$11,846	$11,162
2/29/2024	$11,538	$11,823	$11,004
3/31/2024	$11,617	$11,885	$11,106
4/30/2024	$11,574	$11,862	$10,825
5/31/2024	$11,683	$11,958	$11,009
6/30/2024	$11,732	$12,018	$11,113
7/31/2024	$11,873	$12,172	$11,373
8/31/2024	$11,953	$12,287	$11,536
9/30/2024	$12,065	$12,399	$11,690
10/31/2024	$12,021	$12,345	$11,401
11/30/2024	$12,072	$12,398	$11,521
12/31/2024	$12,121	$12,426	$11,332
1/31/2025	$12,171	$12,490	$11,393
2/28/2025	$12,252	$12,581	$11,643
3/31/2025	$12,303	$12,632	$11,648
4/30/2025	$12,355	$12,703	$11,693
5/31/2025	$12,378	$12,725	$11,610
6/30/2025	$12,496	$12,818	$11,788
7/31/2025	$12,485	$12,836	$11,757
8/31/2025	$12,604	$12,950	$11,898
9/30/2025	$12,656	$13,006	$12,028
10/31/2025	$12,708	$13,051	$12,103
11/30/2025	$12,759	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	5.69%	2.45%	2.70%
Class A with sales charge	3.29%	1.96%	2.47%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LALDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-249-A

01/26

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.02%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,935	$9,975	$9,968
1/31/2016	$9,918	$10,002	$10,105
2/29/2016	$9,900	$10,012	$10,177
3/31/2016	$10,043	$10,096	$10,270
4/30/2016	$10,118	$10,138	$10,309
5/31/2016	$10,121	$10,139	$10,312
6/30/2016	$10,196	$10,201	$10,497
7/31/2016	$10,223	$10,224	$10,564
8/31/2016	$10,252	$10,227	$10,552
9/30/2016	$10,280	$10,235	$10,545
10/31/2016	$10,284	$10,240	$10,465
11/30/2016	$10,242	$10,197	$10,217
12/31/2016	$10,245	$10,213	$10,232
1/31/2017	$10,296	$10,243	$10,252
2/28/2017	$10,323	$10,277	$10,321
3/31/2017	$10,326	$10,285	$10,315
4/30/2017	$10,353	$10,312	$10,395
5/31/2017	$10,379	$10,340	$10,475
6/30/2017	$10,382	$10,347	$10,464
7/31/2017	$10,407	$10,388	$10,509
8/31/2017	$10,433	$10,409	$10,603
9/30/2017	$10,435	$10,410	$10,553
10/31/2017	$10,435	$10,419	$10,559
11/30/2017	$10,437	$10,397	$10,546
12/31/2017	$10,438	$10,408	$10,594
1/31/2018	$10,415	$10,390	$10,472
2/28/2018	$10,393	$10,367	$10,373
3/31/2018	$10,395	$10,369	$10,439
4/30/2018	$10,399	$10,378	$10,362
5/31/2018	$10,426	$10,417	$10,435
6/30/2018	$10,431	$10,417	$10,423
7/31/2018	$10,433	$10,441	$10,425
8/31/2018	$10,463	$10,485	$10,492
9/30/2018	$10,467	$10,492	$10,425
10/31/2018	$10,445	$10,495	$10,342
11/30/2018	$10,474	$10,504	$10,404
12/31/2018	$10,502	$10,577	$10,595
1/31/2019	$10,580	$10,651	$10,708
2/28/2019	$10,634	$10,689	$10,701
3/31/2019	$10,688	$10,772	$10,907
4/30/2019	$10,742	$10,807	$10,910
5/31/2019	$10,795	$10,868	$11,103
6/30/2019	$10,848	$10,944	$11,243
7/31/2019	$10,876	$10,958	$11,268
8/31/2019	$10,928	$11,041	$11,560
9/30/2019	$10,929	$11,054	$11,498
10/31/2019	$10,954	$11,103	$11,533
11/30/2019	$10,952	$11,113	$11,527
12/31/2019	$11,002	$11,151	$11,519
1/31/2020	$11,077	$11,215	$11,740
2/29/2020	$11,100	$11,279	$11,952
3/31/2020	$10,393	$10,964	$11,881
4/30/2020	$10,652	$11,224	$12,093
5/31/2020	$10,805	$11,354	$12,149
6/30/2020	$10,958	$11,445	$12,225
7/31/2020	$11,030	$11,502	$12,408
8/31/2020	$11,102	$11,531	$12,308
9/30/2020	$11,094	$11,530	$12,301
10/31/2020	$11,111	$11,551	$12,246
11/30/2020	$11,183	$11,590	$12,366
12/31/2020	$11,253	$11,615	$12,383
1/31/2021	$11,270	$11,622	$12,295
2/28/2021	$11,287	$11,626	$12,117
3/31/2021	$11,277	$11,617	$11,966
4/30/2021	$11,295	$11,641	$12,060
5/31/2021	$11,338	$11,666	$12,100
6/30/2021	$11,327	$11,657	$12,185
7/31/2021	$11,343	$11,676	$12,321
8/31/2021	$11,331	$11,681	$12,297
9/30/2021	$11,319	$11,678	$12,191
10/31/2021	$11,306	$11,640	$12,188
11/30/2021	$11,294	$11,622	$12,224
12/31/2021	$11,281	$11,614	$12,192
1/31/2022	$11,188	$11,527	$11,930
2/28/2022	$11,124	$11,438	$11,797
3/31/2022	$10,980	$11,248	$11,469
4/30/2022	$10,890	$11,166	$11,034
5/31/2022	$10,882	$11,230	$11,105
6/30/2022	$10,740	$11,134	$10,931
7/31/2022	$10,843	$11,218	$11,198
8/31/2022	$10,787	$11,155	$10,881
9/30/2022	$10,594	$10,994	$10,411
10/31/2022	$10,539	$10,970	$10,276
11/30/2022	$10,651	$11,115	$10,654
12/31/2022	$10,681	$11,150	$10,606
1/31/2023	$10,823	$11,266	$10,932
2/28/2023	$10,743	$11,196	$10,650
3/31/2023	$10,832	$11,295	$10,920
4/30/2023	$10,895	$11,364	$10,987
5/31/2023	$10,846	$11,345	$10,867
6/30/2023	$10,798	$11,330	$10,828
7/31/2023	$10,861	$11,407	$10,821
8/31/2023	$10,898	$11,442	$10,751
9/30/2023	$10,879	$11,435	$10,478
10/31/2023	$10,888	$11,461	$10,313
11/30/2023	$11,012	$11,629	$10,780
12/31/2023	$11,165	$11,783	$11,193
1/31/2024	$11,234	$11,846	$11,162
2/29/2024	$11,214	$11,823	$11,004
3/31/2024	$11,255	$11,885	$11,106
4/30/2024	$11,238	$11,862	$10,825
5/31/2024	$11,309	$11,958	$11,009
6/30/2024	$11,380	$12,018	$11,113
7/31/2024	$11,480	$12,172	$11,373
8/31/2024	$11,581	$12,287	$11,536
9/30/2024	$11,653	$12,399	$11,690
10/31/2024	$11,606	$12,345	$11,401
11/30/2024	$11,678	$12,398	$11,521
12/31/2024	$11,690	$12,426	$11,332
1/31/2025	$11,732	$12,490	$11,393
2/28/2025	$11,834	$12,581	$11,643
3/31/2025	$11,847	$12,632	$11,648
4/30/2025	$11,891	$12,703	$11,693
5/31/2025	$11,937	$12,725	$11,610
6/30/2025	$12,014	$12,818	$11,788
7/31/2025	$12,028	$12,836	$11,757
8/31/2025	$12,136	$12,950	$11,898
9/30/2025	$12,179	$13,006	$12,028
10/31/2025	$12,223	$13,051	$12,103
11/30/2025	$12,265	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.02%	1.87%	2.06%
Class C with sales charge	4.02%	1.87%	2.06%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-668-C

01/26

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.80%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,975	$9,968
1/31/2016	$9,930	$10,002	$10,105
2/29/2016	$9,917	$10,012	$10,177
3/31/2016	$10,067	$10,096	$10,270
4/30/2016	$10,148	$10,138	$10,309
5/31/2016	$10,157	$10,139	$10,312
6/30/2016	$10,239	$10,201	$10,497
7/31/2016	$10,272	$10,224	$10,564
8/31/2016	$10,308	$10,227	$10,552
9/30/2016	$10,342	$10,235	$10,545
10/31/2016	$10,352	$10,240	$10,465
11/30/2016	$10,315	$10,197	$10,217
12/31/2016	$10,325	$10,213	$10,232
1/31/2017	$10,382	$10,243	$10,252
2/28/2017	$10,416	$10,277	$10,321
3/31/2017	$10,426	$10,285	$10,315
4/30/2017	$10,459	$10,312	$10,395
5/31/2017	$10,492	$10,340	$10,475
6/30/2017	$10,501	$10,347	$10,464
7/31/2017	$10,533	$10,388	$10,509
8/31/2017	$10,566	$10,409	$10,603
9/30/2017	$10,574	$10,410	$10,553
10/31/2017	$10,581	$10,419	$10,559
11/30/2017	$10,589	$10,397	$10,546
12/31/2017	$10,596	$10,408	$10,594
1/31/2018	$10,579	$10,390	$10,472
2/28/2018	$10,562	$10,367	$10,373
3/31/2018	$10,570	$10,369	$10,439
4/30/2018	$10,581	$10,378	$10,362
5/31/2018	$10,615	$10,417	$10,435
6/30/2018	$10,626	$10,417	$10,423
7/31/2018	$10,635	$10,441	$10,425
8/31/2018	$10,671	$10,485	$10,492
9/30/2018	$10,682	$10,492	$10,425
10/31/2018	$10,665	$10,495	$10,342
11/30/2018	$10,701	$10,504	$10,404
12/31/2018	$10,737	$10,577	$10,595
1/31/2019	$10,823	$10,651	$10,708
2/28/2019	$10,885	$10,689	$10,701
3/31/2019	$10,973	$10,772	$10,907
4/30/2019	$11,008	$10,807	$10,910
5/31/2019	$11,070	$10,868	$11,103
6/30/2019	$11,131	$10,944	$11,243
7/31/2019	$11,166	$10,958	$11,268
8/31/2019	$11,226	$11,041	$11,560
9/30/2019	$11,234	$11,054	$11,498
10/31/2019	$11,266	$11,103	$11,533
11/30/2019	$11,298	$11,113	$11,527
12/31/2019	$11,330	$11,151	$11,519
1/31/2020	$11,415	$11,215	$11,740
2/29/2020	$11,444	$11,279	$11,952
3/31/2020	$10,718	$10,964	$11,881
4/30/2020	$10,993	$11,224	$12,093
5/31/2020	$11,186	$11,354	$12,149
6/30/2020	$11,325	$11,445	$12,225
7/31/2020	$11,407	$11,502	$12,408
8/31/2020	$11,489	$11,531	$12,308
9/30/2020	$11,488	$11,530	$12,301
10/31/2020	$11,513	$11,551	$12,246
11/30/2020	$11,594	$11,590	$12,366
12/31/2020	$11,675	$11,615	$12,383
1/31/2021	$11,700	$11,622	$12,295
2/28/2021	$11,725	$11,626	$12,117
3/31/2021	$11,722	$11,617	$11,966
4/30/2021	$11,775	$11,641	$12,060
5/31/2021	$11,799	$11,666	$12,100
6/30/2021	$11,795	$11,657	$12,185
7/31/2021	$11,819	$11,676	$12,321
8/31/2021	$11,814	$11,681	$12,297
9/30/2021	$11,836	$11,678	$12,191
10/31/2021	$11,802	$11,640	$12,188
11/30/2021	$11,796	$11,622	$12,224
12/31/2021	$11,790	$11,614	$12,192
1/31/2022	$11,728	$11,527	$11,930
2/28/2022	$11,639	$11,438	$11,797
3/31/2022	$11,493	$11,248	$11,469
4/30/2022	$11,406	$11,166	$11,034
5/31/2022	$11,433	$11,230	$11,105
6/30/2022	$11,290	$11,134	$10,931
7/31/2022	$11,406	$11,218	$11,198
8/31/2022	$11,324	$11,155	$10,881
9/30/2022	$11,126	$10,994	$10,411
10/31/2022	$11,104	$10,970	$10,276
11/30/2022	$11,200	$11,115	$10,654
12/31/2022	$11,239	$11,150	$10,606
1/31/2023	$11,396	$11,266	$10,932
2/28/2023	$11,346	$11,196	$10,650
3/31/2023	$11,448	$11,295	$10,920
4/30/2023	$11,491	$11,364	$10,987
5/31/2023	$11,476	$11,345	$10,867
6/30/2023	$11,431	$11,330	$10,828
7/31/2023	$11,505	$11,407	$10,821
8/31/2023	$11,551	$11,442	$10,751
9/30/2023	$11,537	$11,435	$10,478
10/31/2023	$11,523	$11,461	$10,313
11/30/2023	$11,693	$11,629	$10,780
12/31/2023	$11,863	$11,783	$11,193
1/31/2024	$11,913	$11,846	$11,162
2/29/2024	$11,898	$11,823	$11,004
3/31/2024	$11,980	$11,885	$11,106
4/30/2024	$11,937	$11,862	$10,825
5/31/2024	$12,050	$11,958	$11,009
6/30/2024	$12,102	$12,018	$11,113
7/31/2024	$12,248	$12,172	$11,373
8/31/2024	$12,332	$12,287	$11,536
9/30/2024	$12,448	$12,399	$11,690
10/31/2024	$12,404	$12,345	$11,401
11/30/2024	$12,457	$12,398	$11,521
12/31/2024	$12,477	$12,426	$11,332
1/31/2025	$12,562	$12,490	$11,393
2/28/2025	$12,646	$12,581	$11,643
3/31/2025	$12,667	$12,632	$11,648
4/30/2025	$12,755	$12,703	$11,693
5/31/2025	$12,780	$12,725	$11,610
6/30/2025	$12,903	$12,818	$11,788
7/31/2025	$12,893	$12,836	$11,757
8/31/2025	$13,017	$12,950	$11,898
9/30/2025	$13,071	$13,006	$12,028
10/31/2025	$13,126	$13,051	$12,103
11/30/2025	$13,179	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	5.80%	2.60%	2.80%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1011-F

01/26

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.98%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,029	$10,020	$10,051
5/31/2017	$10,085	$10,047	$10,128
6/30/2017	$10,071	$10,054	$10,118
7/31/2017	$10,127	$10,094	$10,162
8/31/2017	$10,160	$10,114	$10,253
9/30/2017	$10,170	$10,115	$10,204
10/31/2017	$10,177	$10,124	$10,210
11/30/2017	$10,162	$10,103	$10,197
12/31/2017	$10,171	$10,113	$10,244
1/31/2018	$10,180	$10,096	$10,126
2/28/2018	$10,165	$10,073	$10,030
3/31/2018	$10,175	$10,075	$10,094
4/30/2018	$10,186	$10,084	$10,019
5/31/2018	$10,220	$10,122	$10,091
6/30/2018	$10,232	$10,122	$10,078
7/31/2018	$10,242	$10,146	$10,080
8/31/2018	$10,278	$10,188	$10,145
9/30/2018	$10,290	$10,195	$10,080
10/31/2018	$10,276	$10,197	$10,000
11/30/2018	$10,287	$10,206	$10,060
12/31/2018	$10,347	$10,277	$10,245
1/31/2019	$10,432	$10,350	$10,354
2/28/2019	$10,492	$10,386	$10,348
3/31/2019	$10,553	$10,467	$10,546
4/30/2019	$10,614	$10,501	$10,549
5/31/2019	$10,675	$10,560	$10,736
6/30/2019	$10,735	$10,635	$10,871
7/31/2019	$10,770	$10,647	$10,895
8/31/2019	$10,830	$10,728	$11,177
9/30/2019	$10,839	$10,741	$11,118
10/31/2019	$10,872	$10,788	$11,151
11/30/2019	$10,878	$10,798	$11,146
12/31/2019	$10,936	$10,835	$11,138
1/31/2020	$10,993	$10,897	$11,352
2/29/2020	$11,049	$10,960	$11,557
3/31/2020	$10,351	$10,654	$11,489
4/30/2020	$10,618	$10,907	$11,693
5/31/2020	$10,779	$11,032	$11,747
6/30/2020	$10,940	$11,121	$11,821
7/31/2020	$11,021	$11,177	$11,998
8/31/2020	$11,075	$11,205	$11,901
9/30/2020	$11,102	$11,204	$11,894
10/31/2020	$11,101	$11,224	$11,841
11/30/2020	$11,208	$11,262	$11,958
12/31/2020	$11,288	$11,286	$11,974
1/31/2021	$11,313	$11,293	$11,888
2/28/2021	$11,339	$11,297	$11,716
3/31/2021	$11,337	$11,288	$11,570
4/30/2021	$11,363	$11,311	$11,662
5/31/2021	$11,415	$11,336	$11,700
6/30/2021	$11,413	$11,326	$11,782
7/31/2021	$11,438	$11,346	$11,914
8/31/2021	$11,435	$11,350	$11,891
9/30/2021	$11,431	$11,347	$11,788
10/31/2021	$11,426	$11,310	$11,785
11/30/2021	$11,422	$11,293	$11,820
12/31/2021	$11,418	$11,285	$11,789
1/31/2022	$11,332	$11,201	$11,535
2/28/2022	$11,275	$11,114	$11,407
3/31/2022	$11,136	$10,929	$11,090
4/30/2022	$11,053	$10,849	$10,669
5/31/2022	$11,053	$10,912	$10,738
6/30/2022	$10,916	$10,819	$10,569
7/31/2022	$11,030	$10,901	$10,828
8/31/2022	$10,981	$10,839	$10,522
9/30/2022	$10,791	$10,682	$10,067
10/31/2022	$10,743	$10,659	$9,937
11/30/2022	$10,866	$10,800	$10,302
12/31/2022	$10,905	$10,834	$10,256
1/31/2023	$11,059	$10,947	$10,571
2/28/2023	$10,983	$10,879	$10,298
3/31/2023	$11,083	$10,975	$10,559
4/30/2023	$11,156	$11,042	$10,623
5/31/2023	$11,114	$11,023	$10,508
6/30/2023	$11,072	$11,009	$10,470
7/31/2023	$11,145	$11,084	$10,463
8/31/2023	$11,192	$11,118	$10,396
9/30/2023	$11,179	$11,111	$10,132
10/31/2023	$11,197	$11,137	$9,972
11/30/2023	$11,334	$11,300	$10,424
12/31/2023	$11,500	$11,450	$10,823
1/31/2024	$11,580	$11,510	$10,793
2/29/2024	$11,568	$11,488	$10,640
3/31/2024	$11,619	$11,548	$10,739
4/30/2024	$11,609	$11,526	$10,467
5/31/2024	$11,691	$11,620	$10,645
6/30/2024	$11,773	$11,678	$10,746
7/31/2024	$11,886	$11,827	$10,997
8/31/2024	$12,000	$11,939	$11,155
9/30/2024	$12,114	$12,048	$11,304
10/31/2024	$12,043	$11,995	$11,024
11/30/2024	$12,127	$12,047	$11,140
12/31/2024	$12,148	$12,074	$10,958
1/31/2025	$12,201	$12,137	$11,016
2/28/2025	$12,316	$12,224	$11,258
3/31/2025	$12,338	$12,274	$11,263
4/30/2025	$12,426	$12,343	$11,307
5/31/2025	$12,451	$12,364	$11,226
6/30/2025	$12,541	$12,455	$11,399
7/31/2025	$12,566	$12,473	$11,368
8/31/2025	$12,688	$12,583	$11,504
9/30/2025	$12,743	$12,637	$11,630
10/31/2025	$12,799	$12,681	$11,703
11/30/2025	$12,853	$12,741	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.98%	2.78%	2.94%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.84%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8981-F3

01/26

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,931	$10,002	$10,105
2/29/2016	$9,920	$10,012	$10,177
3/31/2016	$10,070	$10,096	$10,270
4/30/2016	$10,152	$10,138	$10,309
5/31/2016	$10,162	$10,139	$10,312
6/30/2016	$10,245	$10,201	$10,497
7/31/2016	$10,279	$10,224	$10,564
8/31/2016	$10,315	$10,227	$10,552
9/30/2016	$10,327	$10,235	$10,545
10/31/2016	$10,362	$10,240	$10,465
11/30/2016	$10,326	$10,197	$10,217
12/31/2016	$10,336	$10,213	$10,232
1/31/2017	$10,395	$10,243	$10,252
2/28/2017	$10,429	$10,277	$10,321
3/31/2017	$10,440	$10,285	$10,315
4/30/2017	$10,474	$10,312	$10,395
5/31/2017	$10,507	$10,340	$10,475
6/30/2017	$10,517	$10,347	$10,464
7/31/2017	$10,550	$10,388	$10,509
8/31/2017	$10,584	$10,409	$10,603
9/30/2017	$10,593	$10,410	$10,553
10/31/2017	$10,601	$10,419	$10,559
11/30/2017	$10,585	$10,397	$10,546
12/31/2017	$10,618	$10,408	$10,594
1/31/2018	$10,602	$10,390	$10,472
2/28/2018	$10,586	$10,367	$10,373
3/31/2018	$10,595	$10,369	$10,439
4/30/2018	$10,606	$10,378	$10,362
5/31/2018	$10,642	$10,417	$10,435
6/30/2018	$10,653	$10,417	$10,423
7/31/2018	$10,663	$10,441	$10,425
8/31/2018	$10,701	$10,485	$10,492
9/30/2018	$10,712	$10,492	$10,425
10/31/2018	$10,696	$10,495	$10,342
11/30/2018	$10,733	$10,504	$10,404
12/31/2018	$10,770	$10,577	$10,595
1/31/2019	$10,857	$10,651	$10,708
2/28/2019	$10,920	$10,689	$10,701
3/31/2019	$10,983	$10,772	$10,907
4/30/2019	$11,046	$10,807	$10,910
5/31/2019	$11,109	$10,868	$11,103
6/30/2019	$11,171	$10,944	$11,243
7/31/2019	$11,207	$10,958	$11,268
8/31/2019	$11,268	$11,041	$11,560
9/30/2019	$11,277	$11,054	$11,498
10/31/2019	$11,310	$11,103	$11,533
11/30/2019	$11,317	$11,113	$11,527
12/31/2019	$11,376	$11,151	$11,519
1/31/2020	$11,462	$11,215	$11,740
2/29/2020	$11,493	$11,279	$11,952
3/31/2020	$10,764	$10,964	$11,881
4/30/2020	$11,042	$11,224	$12,093
5/31/2020	$11,236	$11,354	$12,149
6/30/2020	$11,377	$11,445	$12,225
7/31/2020	$11,460	$11,502	$12,408
8/31/2020	$11,544	$11,531	$12,308
9/30/2020	$11,543	$11,530	$12,301
10/31/2020	$11,569	$11,551	$12,246
11/30/2020	$11,652	$11,590	$12,366
12/31/2020	$11,734	$11,615	$12,383
1/31/2021	$11,761	$11,622	$12,295
2/28/2021	$11,786	$11,626	$12,117
3/31/2021	$11,784	$11,617	$11,966
4/30/2021	$11,839	$11,641	$12,060
5/31/2021	$11,864	$11,666	$12,100
6/30/2021	$11,861	$11,657	$12,185
7/31/2021	$11,886	$11,676	$12,321
8/31/2021	$11,882	$11,681	$12,297
9/30/2021	$11,877	$11,678	$12,191
10/31/2021	$11,872	$11,640	$12,188
11/30/2021	$11,867	$11,622	$12,224
12/31/2021	$11,863	$11,614	$12,192
1/31/2022	$11,801	$11,527	$11,930
2/28/2022	$11,712	$11,438	$11,797
3/31/2022	$11,567	$11,248	$11,469
4/30/2022	$11,480	$11,166	$11,034
5/31/2022	$11,479	$11,230	$11,105
6/30/2022	$11,365	$11,134	$10,931
7/31/2022	$11,482	$11,218	$11,198
8/31/2022	$11,401	$11,155	$10,881
9/30/2022	$11,203	$10,994	$10,411
10/31/2022	$11,182	$10,970	$10,276
11/30/2022	$11,280	$11,115	$10,654
12/31/2022	$11,319	$11,150	$10,606
1/31/2023	$11,479	$11,266	$10,932
2/28/2023	$11,399	$11,196	$10,650
3/31/2023	$11,503	$11,295	$10,920
4/30/2023	$11,577	$11,364	$10,987
5/31/2023	$11,533	$11,345	$10,867
6/30/2023	$11,519	$11,330	$10,828
7/31/2023	$11,594	$11,407	$10,821
8/31/2023	$11,642	$11,442	$10,751
9/30/2023	$11,628	$11,435	$10,478
10/31/2023	$11,615	$11,461	$10,313
11/30/2023	$11,787	$11,629	$10,780
12/31/2023	$11,929	$11,783	$11,193
1/31/2024	$12,011	$11,846	$11,162
2/29/2024	$11,997	$11,823	$11,004
3/31/2024	$12,049	$11,885	$11,106
4/30/2024	$12,038	$11,862	$10,825
5/31/2024	$12,154	$11,958	$11,009
6/30/2024	$12,207	$12,018	$11,113
7/31/2024	$12,355	$12,172	$11,373
8/31/2024	$12,441	$12,287	$11,536
9/30/2024	$12,558	$12,399	$11,690
10/31/2024	$12,516	$12,345	$11,401
11/30/2024	$12,570	$12,398	$11,521
12/31/2024	$12,591	$12,426	$11,332
1/31/2025	$12,678	$12,490	$11,393
2/28/2025	$12,764	$12,581	$11,643
3/31/2025	$12,786	$12,632	$11,648
4/30/2025	$12,876	$12,703	$11,693
5/31/2025	$12,902	$12,725	$11,610
6/30/2025	$12,993	$12,818	$11,788
7/31/2025	$13,018	$12,836	$11,757
8/31/2025	$13,144	$12,950	$11,898
9/30/2025	$13,200	$13,006	$12,028
10/31/2025	$13,257	$13,051	$12,103
11/30/2025	$13,312	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	5.90%	2.70%	2.90%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1425-I

01/26

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$102	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.27%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,937	$9,975	$9,968
1/31/2016	$9,921	$10,002	$10,105
2/29/2016	$9,928	$10,012	$10,177
3/31/2016	$10,051	$10,096	$10,270
4/30/2016	$10,128	$10,138	$10,309
5/31/2016	$10,133	$10,139	$10,312
6/30/2016	$10,210	$10,201	$10,497
7/31/2016	$10,262	$10,224	$10,564
8/31/2016	$10,270	$10,227	$10,552
9/30/2016	$10,301	$10,235	$10,545
10/31/2016	$10,306	$10,240	$10,465
11/30/2016	$10,266	$10,197	$10,217
12/31/2016	$10,295	$10,213	$10,232
1/31/2017	$10,324	$10,243	$10,252
2/28/2017	$10,354	$10,277	$10,321
3/31/2017	$10,359	$10,285	$10,315
4/30/2017	$10,412	$10,312	$10,395
5/31/2017	$10,440	$10,340	$10,475
6/30/2017	$10,420	$10,347	$10,464
7/31/2017	$10,472	$10,388	$10,509
8/31/2017	$10,501	$10,409	$10,603
9/30/2017	$10,480	$10,410	$10,553
10/31/2017	$10,506	$10,419	$10,559
11/30/2017	$10,486	$10,397	$10,546
12/31/2017	$10,489	$10,408	$10,594
1/31/2018	$10,467	$10,390	$10,472
2/28/2018	$10,471	$10,367	$10,373
3/31/2018	$10,476	$10,369	$10,439
4/30/2018	$10,457	$10,378	$10,362
5/31/2018	$10,486	$10,417	$10,435
6/30/2018	$10,493	$10,417	$10,423
7/31/2018	$10,522	$10,441	$10,425
8/31/2018	$10,554	$10,485	$10,492
9/30/2018	$10,560	$10,492	$10,425
10/31/2018	$10,539	$10,495	$10,342
11/30/2018	$10,545	$10,504	$10,404
12/31/2018	$10,576	$10,577	$10,595
1/31/2019	$10,682	$10,651	$10,708
2/28/2019	$10,713	$10,689	$10,701
3/31/2019	$10,795	$10,772	$10,907
4/30/2019	$10,826	$10,807	$10,910
5/31/2019	$10,882	$10,868	$11,103
6/30/2019	$10,964	$10,944	$11,243
7/31/2019	$10,968	$10,958	$11,268
8/31/2019	$11,022	$11,041	$11,560
9/30/2019	$11,052	$11,054	$11,498
10/31/2019	$11,079	$11,103	$11,533
11/30/2019	$11,079	$11,113	$11,527
12/31/2019	$11,105	$11,151	$11,519
1/31/2020	$11,184	$11,215	$11,740
2/29/2020	$11,235	$11,279	$11,952
3/31/2020	$10,519	$10,964	$11,881
4/30/2020	$10,785	$11,224	$12,093
5/31/2020	$10,942	$11,354	$12,149
6/30/2020	$11,100	$11,445	$12,225
7/31/2020	$11,176	$11,502	$12,408
8/31/2020	$11,224	$11,531	$12,308
9/30/2020	$11,219	$11,530	$12,301
10/31/2020	$11,238	$11,551	$12,246
11/30/2020	$11,340	$11,590	$12,366
12/31/2020	$11,387	$11,615	$12,383
1/31/2021	$11,434	$11,622	$12,295
2/28/2021	$11,454	$11,626	$12,117
3/31/2021	$11,446	$11,617	$11,966
4/30/2021	$11,466	$11,641	$12,060
5/31/2021	$11,485	$11,666	$12,100
6/30/2021	$11,504	$11,657	$12,185
7/31/2021	$11,522	$11,676	$12,321
8/31/2021	$11,513	$11,681	$12,297
9/30/2021	$11,502	$11,678	$12,191
10/31/2021	$11,491	$11,640	$12,188
11/30/2021	$11,454	$11,622	$12,224
12/31/2021	$11,471	$11,614	$12,192
1/31/2022	$11,378	$11,527	$11,930
2/28/2022	$11,315	$11,438	$11,797
3/31/2022	$11,141	$11,248	$11,469
4/30/2022	$11,052	$11,166	$11,034
5/31/2022	$11,074	$11,230	$11,105
6/30/2022	$10,930	$11,134	$10,931
7/31/2022	$11,038	$11,218	$11,198
8/31/2022	$10,954	$11,155	$10,881
9/30/2022	$10,758	$10,994	$10,411
10/31/2022	$10,733	$10,970	$10,276
11/30/2022	$10,849	$11,115	$10,654
12/31/2022	$10,882	$11,150	$10,606
1/31/2023	$11,001	$11,266	$10,932
2/28/2023	$10,948	$11,196	$10,650
3/31/2023	$11,042	$11,295	$10,920
4/30/2023	$11,079	$11,364	$10,987
5/31/2023	$11,060	$11,345	$10,867
6/30/2023	$11,012	$11,330	$10,828
7/31/2023	$11,079	$11,407	$10,821
8/31/2023	$11,119	$11,442	$10,751
9/30/2023	$11,100	$11,435	$10,478
10/31/2023	$11,111	$11,461	$10,313
11/30/2023	$11,241	$11,629	$10,780
12/31/2023	$11,399	$11,783	$11,193
1/31/2024	$11,472	$11,846	$11,162
2/29/2024	$11,424	$11,823	$11,004
3/31/2024	$11,497	$11,885	$11,106
4/30/2024	$11,451	$11,862	$10,825
5/31/2024	$11,556	$11,958	$11,009
6/30/2024	$11,631	$12,018	$11,113
7/31/2024	$11,736	$12,172	$11,373
8/31/2024	$11,841	$12,287	$11,536
9/30/2024	$11,917	$12,399	$11,690
10/31/2024	$11,870	$12,345	$11,401
11/30/2024	$11,947	$12,398	$11,521
12/31/2024	$11,961	$12,426	$11,332
1/31/2025	$12,006	$12,490	$11,393
2/28/2025	$12,082	$12,581	$11,643
3/31/2025	$12,128	$12,632	$11,648
4/30/2025	$12,176	$12,703	$11,693
5/31/2025	$12,194	$12,725	$11,610
6/30/2025	$12,306	$12,818	$11,788
7/31/2025	$12,324	$12,836	$11,757
8/31/2025	$12,436	$12,950	$11,898
9/30/2025	$12,483	$13,006	$12,028
10/31/2025	$12,531	$13,051	$12,103
11/30/2025	$12,576	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.27%	2.09%	2.32%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1081-R2

01/26

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$91	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.37%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,961	$9,975	$9,968
1/31/2016	$9,946	$10,002	$10,105
2/29/2016	$9,931	$10,012	$10,177
3/31/2016	$10,055	$10,096	$10,270
4/30/2016	$10,132	$10,138	$10,309
5/31/2016	$10,162	$10,139	$10,312
6/30/2016	$10,240	$10,201	$10,497
7/31/2016	$10,270	$10,224	$10,564
8/31/2016	$10,279	$10,227	$10,552
9/30/2016	$10,310	$10,235	$10,545
10/31/2016	$10,317	$10,240	$10,465
11/30/2016	$10,277	$10,197	$10,217
12/31/2016	$10,307	$10,213	$10,232
1/31/2017	$10,337	$10,243	$10,252
2/28/2017	$10,391	$10,277	$10,321
3/31/2017	$10,397	$10,285	$10,315
4/30/2017	$10,427	$10,312	$10,395
5/31/2017	$10,456	$10,340	$10,475
6/30/2017	$10,462	$10,347	$10,464
7/31/2017	$10,490	$10,388	$10,509
8/31/2017	$10,520	$10,409	$10,603
9/30/2017	$10,525	$10,410	$10,553
10/31/2017	$10,528	$10,419	$10,559
11/30/2017	$10,508	$10,397	$10,546
12/31/2017	$10,512	$10,408	$10,594
1/31/2018	$10,516	$10,390	$10,472
2/28/2018	$10,496	$10,367	$10,373
3/31/2018	$10,501	$10,369	$10,439
4/30/2018	$10,508	$10,378	$10,362
5/31/2018	$10,539	$10,417	$10,435
6/30/2018	$10,521	$10,417	$10,423
7/31/2018	$10,551	$10,441	$10,425
8/31/2018	$10,584	$10,485	$10,492
9/30/2018	$10,591	$10,492	$10,425
10/31/2018	$10,571	$10,495	$10,342
11/30/2018	$10,578	$10,504	$10,404
12/31/2018	$10,635	$10,577	$10,595
1/31/2019	$10,717	$10,651	$10,708
2/28/2019	$10,749	$10,689	$10,701
3/31/2019	$10,832	$10,772	$10,907
4/30/2019	$10,890	$10,807	$10,910
5/31/2019	$10,922	$10,868	$11,103
6/30/2019	$11,004	$10,944	$11,243
7/31/2019	$11,035	$10,958	$11,268
8/31/2019	$11,091	$11,041	$11,560
9/30/2019	$11,095	$11,054	$11,498
10/31/2019	$11,123	$11,103	$11,533
11/30/2019	$11,125	$11,113	$11,527
12/31/2019	$11,152	$11,151	$11,519
1/31/2020	$11,232	$11,215	$11,740
2/29/2020	$11,285	$11,279	$11,952
3/31/2020	$10,566	$10,964	$11,881
4/30/2020	$10,834	$11,224	$12,093
5/31/2020	$10,993	$11,354	$12,149
6/30/2020	$11,152	$11,445	$12,225
7/31/2020	$11,229	$11,502	$12,408
8/31/2020	$11,279	$11,531	$12,308
9/30/2020	$11,302	$11,530	$12,301
10/31/2020	$11,295	$11,551	$12,246
11/30/2020	$11,399	$11,590	$12,366
12/31/2020	$11,447	$11,615	$12,383
1/31/2021	$11,495	$11,622	$12,295
2/28/2021	$11,516	$11,626	$12,117
3/31/2021	$11,509	$11,617	$11,966
4/30/2021	$11,530	$11,641	$12,060
5/31/2021	$11,577	$11,666	$12,100
6/30/2021	$11,570	$11,657	$12,185
7/31/2021	$11,590	$11,676	$12,321
8/31/2021	$11,581	$11,681	$12,297
9/30/2021	$11,571	$11,678	$12,191
10/31/2021	$11,561	$11,640	$12,188
11/30/2021	$11,524	$11,622	$12,224
12/31/2021	$11,542	$11,614	$12,192
1/31/2022	$11,450	$11,527	$11,930
2/28/2022	$11,387	$11,438	$11,797
3/31/2022	$11,241	$11,248	$11,469
4/30/2022	$11,153	$11,166	$11,034
5/31/2022	$11,147	$11,230	$11,105
6/30/2022	$11,004	$11,134	$10,931
7/31/2022	$11,113	$11,218	$11,198
8/31/2022	$11,058	$11,155	$10,881
9/30/2022	$10,862	$10,994	$10,411
10/31/2022	$10,809	$10,970	$10,276
11/30/2022	$10,927	$11,115	$10,654
12/31/2022	$10,961	$11,150	$10,606
1/31/2023	$11,110	$11,266	$10,932
2/28/2023	$11,029	$11,196	$10,650
3/31/2023	$11,125	$11,295	$10,920
4/30/2023	$11,192	$11,364	$10,987
5/31/2023	$11,145	$11,345	$10,867
6/30/2023	$11,097	$11,330	$10,828
7/31/2023	$11,166	$11,407	$10,821
8/31/2023	$11,207	$11,442	$10,751
9/30/2023	$11,189	$11,435	$10,478
10/31/2023	$11,201	$11,461	$10,313
11/30/2023	$11,333	$11,629	$10,780
12/31/2023	$11,494	$11,783	$11,193
1/31/2024	$11,568	$11,846	$11,162
2/29/2024	$11,550	$11,823	$11,004
3/31/2024	$11,595	$11,885	$11,106
4/30/2024	$11,580	$11,862	$10,825
5/31/2024	$11,656	$11,958	$11,009
6/30/2024	$11,732	$12,018	$11,113
7/31/2024	$11,840	$12,172	$11,373
8/31/2024	$11,947	$12,287	$11,536
9/30/2024	$12,055	$12,399	$11,690
10/31/2024	$11,978	$12,345	$11,401
11/30/2024	$12,057	$12,398	$11,521
12/31/2024	$12,072	$12,426	$11,332
1/31/2025	$12,118	$12,490	$11,393
2/28/2025	$12,227	$12,581	$11,643
3/31/2025	$12,244	$12,632	$11,648
4/30/2025	$12,292	$12,703	$11,693
5/31/2025	$12,344	$12,725	$11,610
6/30/2025	$12,426	$12,818	$11,788
7/31/2025	$12,445	$12,836	$11,757
8/31/2025	$12,560	$12,950	$11,898
9/30/2025	$12,608	$13,006	$12,028
10/31/2025	$12,657	$13,051	$12,103
11/30/2025	$12,704	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.37%	2.19%	2.42%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2055-R3

01/26

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.64%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,940	$9,975	$9,968
1/31/2016	$9,927	$10,002	$10,105
2/29/2016	$9,937	$10,012	$10,177
3/31/2016	$10,062	$10,096	$10,270
4/30/2016	$10,142	$10,138	$10,309
5/31/2016	$10,150	$10,139	$10,312
6/30/2016	$10,230	$10,201	$10,497
7/31/2016	$10,262	$10,224	$10,564
8/31/2016	$10,296	$10,227	$10,552
9/30/2016	$10,330	$10,235	$10,545
10/31/2016	$10,338	$10,240	$10,465
11/30/2016	$10,300	$10,197	$10,217
12/31/2016	$10,309	$10,213	$10,232
1/31/2017	$10,365	$10,243	$10,252
2/28/2017	$10,398	$10,277	$10,321
3/31/2017	$10,406	$10,285	$10,315
4/30/2017	$10,438	$10,312	$10,395
5/31/2017	$10,469	$10,340	$10,475
6/30/2017	$10,477	$10,347	$10,464
7/31/2017	$10,507	$10,388	$10,509
8/31/2017	$10,539	$10,409	$10,603
9/30/2017	$10,546	$10,410	$10,553
10/31/2017	$10,552	$10,419	$10,559
11/30/2017	$10,558	$10,397	$10,546
12/31/2017	$10,565	$10,408	$10,594
1/31/2018	$10,546	$10,390	$10,472
2/28/2018	$10,528	$10,367	$10,373
3/31/2018	$10,536	$10,369	$10,439
4/30/2018	$10,545	$10,378	$10,362
5/31/2018	$10,578	$10,417	$10,435
6/30/2018	$10,588	$10,417	$10,423
7/31/2018	$10,595	$10,441	$10,425
8/31/2018	$10,630	$10,485	$10,492
9/30/2018	$10,640	$10,492	$10,425
10/31/2018	$10,622	$10,495	$10,342
11/30/2018	$10,656	$10,504	$10,404
12/31/2018	$10,690	$10,577	$10,595
1/31/2019	$10,775	$10,651	$10,708
2/28/2019	$10,835	$10,689	$10,701
3/31/2019	$10,921	$10,772	$10,907
4/30/2019	$10,956	$10,807	$10,910
5/31/2019	$11,016	$10,868	$11,103
6/30/2019	$11,101	$10,944	$11,243
7/31/2019	$11,108	$10,958	$11,268
8/31/2019	$11,167	$11,041	$11,560
9/30/2019	$11,174	$11,054	$11,498
10/31/2019	$11,204	$11,103	$11,533
11/30/2019	$11,235	$11,113	$11,527
12/31/2019	$11,265	$11,151	$11,519
1/31/2020	$11,348	$11,215	$11,740
2/29/2020	$11,376	$11,279	$11,952
3/31/2020	$10,654	$10,964	$11,881
4/30/2020	$10,926	$11,224	$12,093
5/31/2020	$11,116	$11,354	$12,149
6/30/2020	$11,252	$11,445	$12,225
7/31/2020	$11,332	$11,502	$12,408
8/31/2020	$11,412	$11,531	$12,308
9/30/2020	$11,410	$11,530	$12,301
10/31/2020	$11,433	$11,551	$12,246
11/30/2020	$11,513	$11,590	$12,366
12/31/2020	$11,592	$11,615	$12,383
1/31/2021	$11,616	$11,622	$12,295
2/28/2021	$11,640	$11,626	$12,117
3/31/2021	$11,636	$11,617	$11,966
4/30/2021	$11,688	$11,641	$12,060
5/31/2021	$11,712	$11,666	$12,100
6/30/2021	$11,707	$11,657	$12,185
7/31/2021	$11,730	$11,676	$12,321
8/31/2021	$11,724	$11,681	$12,297
9/30/2021	$11,746	$11,678	$12,191
10/31/2021	$11,711	$11,640	$12,188
11/30/2021	$11,705	$11,622	$12,224
12/31/2021	$11,698	$11,614	$12,192
1/31/2022	$11,628	$11,527	$11,930
2/28/2022	$11,538	$11,438	$11,797
3/31/2022	$11,393	$11,248	$11,469
4/30/2022	$11,305	$11,166	$11,034
5/31/2022	$11,330	$11,230	$11,105
6/30/2022	$11,187	$11,134	$10,931
7/31/2022	$11,300	$11,218	$11,198
8/31/2022	$11,219	$11,155	$10,881
9/30/2022	$11,022	$10,994	$10,411
10/31/2022	$10,999	$10,970	$10,276
11/30/2022	$11,092	$11,115	$10,654
12/31/2022	$11,129	$11,150	$10,606
1/31/2023	$11,283	$11,266	$10,932
2/28/2023	$11,203	$11,196	$10,650
3/31/2023	$11,331	$11,295	$10,920
4/30/2023	$11,373	$11,364	$10,987
5/31/2023	$11,327	$11,345	$10,867
6/30/2023	$11,311	$11,330	$10,828
7/31/2023	$11,383	$11,407	$10,821
8/31/2023	$11,427	$11,442	$10,751
9/30/2023	$11,412	$11,435	$10,478
10/31/2023	$11,397	$11,461	$10,313
11/30/2023	$11,563	$11,629	$10,780
12/31/2023	$11,729	$11,783	$11,193
1/31/2024	$11,777	$11,846	$11,162
2/29/2024	$11,761	$11,823	$11,004
3/31/2024	$11,810	$11,885	$11,106
4/30/2024	$11,797	$11,862	$10,825
5/31/2024	$11,907	$11,958	$11,009
6/30/2024	$11,957	$12,018	$11,113
7/31/2024	$12,100	$12,172	$11,373
8/31/2024	$12,181	$12,287	$11,536
9/30/2024	$12,293	$12,399	$11,690
10/31/2024	$12,249	$12,345	$11,401
11/30/2024	$12,300	$12,398	$11,521
12/31/2024	$12,318	$12,426	$11,332
1/31/2025	$12,400	$12,490	$11,393
2/28/2025	$12,482	$12,581	$11,643
3/31/2025	$12,501	$12,632	$11,648
4/30/2025	$12,586	$12,703	$11,693
5/31/2025	$12,609	$12,725	$11,610
6/30/2025	$12,696	$12,818	$11,788
7/31/2025	$12,717	$12,836	$11,757
8/31/2025	$12,837	$12,950	$11,898
9/30/2025	$12,889	$13,006	$12,028
10/31/2025	$12,942	$13,051	$12,103
11/30/2025	$12,993	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.64%	2.45%	2.65%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8707-R4

01/26

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$40	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,908	$10,002	$10,105
2/29/2016	$9,919	$10,012	$10,177
3/31/2016	$10,046	$10,096	$10,270
4/30/2016	$10,128	$10,138	$10,309
5/31/2016	$10,139	$10,139	$10,312
6/30/2016	$10,222	$10,201	$10,497
7/31/2016	$10,279	$10,224	$10,564
8/31/2016	$10,292	$10,227	$10,552
9/30/2016	$10,328	$10,235	$10,545
10/31/2016	$10,339	$10,240	$10,465
11/30/2016	$10,303	$10,197	$10,217
12/31/2016	$10,337	$10,213	$10,232
1/31/2017	$10,371	$10,243	$10,252
2/28/2017	$10,406	$10,277	$10,321
3/31/2017	$10,416	$10,285	$10,315
4/30/2017	$10,475	$10,312	$10,395
5/31/2017	$10,509	$10,340	$10,475
6/30/2017	$10,494	$10,347	$10,464
7/31/2017	$10,551	$10,388	$10,509
8/31/2017	$10,586	$10,409	$10,603
9/30/2017	$10,570	$10,410	$10,553
10/31/2017	$10,602	$10,419	$10,559
11/30/2017	$10,587	$10,397	$10,546
12/31/2017	$10,595	$10,408	$10,594
1/31/2018	$10,578	$10,390	$10,472
2/28/2018	$10,587	$10,367	$10,373
3/31/2018	$10,597	$10,369	$10,439
4/30/2018	$10,583	$10,378	$10,362
5/31/2018	$10,644	$10,417	$10,435
6/30/2018	$10,630	$10,417	$10,423
7/31/2018	$10,665	$10,441	$10,425
8/31/2018	$10,703	$10,485	$10,492
9/30/2018	$10,714	$10,492	$10,425
10/31/2018	$10,699	$10,495	$10,342
11/30/2018	$10,710	$10,504	$10,404
12/31/2018	$10,746	$10,577	$10,595
1/31/2019	$10,860	$10,651	$10,708
2/28/2019	$10,897	$10,689	$10,701
3/31/2019	$10,986	$10,772	$10,907
4/30/2019	$11,023	$10,807	$10,910
5/31/2019	$11,086	$10,868	$11,103
6/30/2019	$11,174	$10,944	$11,243
7/31/2019	$11,210	$10,958	$11,268
8/31/2019	$11,272	$11,041	$11,560
9/30/2019	$11,281	$11,054	$11,498
10/31/2019	$11,314	$11,103	$11,533
11/30/2019	$11,320	$11,113	$11,527
12/31/2019	$11,353	$11,151	$11,519
1/31/2020	$11,439	$11,215	$11,740
2/29/2020	$11,497	$11,279	$11,952
3/31/2020	$10,768	$10,964	$11,881
4/30/2020	$11,046	$11,224	$12,093
5/31/2020	$11,213	$11,354	$12,149
6/30/2020	$11,381	$11,445	$12,225
7/31/2020	$11,464	$11,502	$12,408
8/31/2020	$11,520	$11,531	$12,308
9/30/2020	$11,520	$11,530	$12,301
10/31/2020	$11,546	$11,551	$12,246
11/30/2020	$11,657	$11,590	$12,366
12/31/2020	$11,712	$11,615	$12,383
1/31/2021	$11,767	$11,622	$12,295
2/28/2021	$11,793	$11,626	$12,117
3/31/2021	$11,792	$11,617	$11,966
4/30/2021	$11,819	$11,641	$12,060
5/31/2021	$11,845	$11,666	$12,100
6/30/2021	$11,871	$11,657	$12,185
7/31/2021	$11,897	$11,676	$12,321
8/31/2021	$11,893	$11,681	$12,297
9/30/2021	$11,889	$11,678	$12,191
10/31/2021	$11,884	$11,640	$12,188
11/30/2021	$11,852	$11,622	$12,224
12/31/2021	$11,876	$11,614	$12,192
1/31/2022	$11,777	$11,527	$11,930
2/28/2022	$11,716	$11,438	$11,797
3/31/2022	$11,571	$11,248	$11,469
4/30/2022	$11,455	$11,166	$11,034
5/31/2022	$11,484	$11,230	$11,105
6/30/2022	$11,340	$11,134	$10,931
7/31/2022	$11,458	$11,218	$11,198
8/31/2022	$11,376	$11,155	$10,881
9/30/2022	$11,207	$10,994	$10,411
10/31/2022	$11,157	$10,970	$10,276
11/30/2022	$11,284	$11,115	$10,654
12/31/2022	$11,323	$11,150	$10,606
1/31/2023	$11,483	$11,266	$10,932
2/28/2023	$11,403	$11,196	$10,650
3/31/2023	$11,507	$11,295	$10,920
4/30/2023	$11,581	$11,364	$10,987
5/31/2023	$11,537	$11,345	$10,867
6/30/2023	$11,493	$11,330	$10,828
7/31/2023	$11,568	$11,407	$10,821
8/31/2023	$11,616	$11,442	$10,751
9/30/2023	$11,602	$11,435	$10,478
10/31/2023	$11,620	$11,461	$10,313
11/30/2023	$11,761	$11,629	$10,780
12/31/2023	$11,933	$11,783	$11,193
1/31/2024	$12,016	$11,846	$11,162
2/29/2024	$12,001	$11,823	$11,004
3/31/2024	$12,054	$11,885	$11,106
4/30/2024	$12,042	$11,862	$10,825
5/31/2024	$12,127	$11,958	$11,009
6/30/2024	$12,211	$12,018	$11,113
7/31/2024	$12,328	$12,172	$11,373
8/31/2024	$12,445	$12,287	$11,536
9/30/2024	$12,531	$12,399	$11,690
10/31/2024	$12,488	$12,345	$11,401
11/30/2024	$12,575	$12,398	$11,521
12/31/2024	$12,596	$12,426	$11,332
1/31/2025	$12,650	$12,490	$11,393
2/28/2025	$12,736	$12,581	$11,643
3/31/2025	$12,791	$12,632	$11,648
4/30/2025	$12,847	$12,703	$11,693
5/31/2025	$12,873	$12,725	$11,610
6/30/2025	$12,998	$12,818	$11,788
7/31/2025	$13,023	$12,836	$11,757
8/31/2025	$13,149	$12,950	$11,898
9/30/2025	$13,205	$13,006	$12,028
10/31/2025	$13,228	$13,051	$12,103
11/30/2025	$13,317	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	5.90%	2.70%	2.91%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8739-R5

01/26

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.99%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds contributed to relative performance. Security selection within investment grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to non-agency commercial mortgage-backed securities detracted from relative performance. The Fund’s allocation to agency residential mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,975	$9,968
1/31/2016	$9,933	$10,002	$10,105
2/29/2016	$9,945	$10,012	$10,177
3/31/2016	$10,073	$10,096	$10,270
4/30/2016	$10,156	$10,138	$10,309
5/31/2016	$10,167	$10,139	$10,312
6/30/2016	$10,250	$10,201	$10,497
7/31/2016	$10,308	$10,224	$10,564
8/31/2016	$10,321	$10,227	$10,552
9/30/2016	$10,358	$10,235	$10,545
10/31/2016	$10,369	$10,240	$10,465
11/30/2016	$10,334	$10,197	$10,217
12/31/2016	$10,369	$10,213	$10,232
1/31/2017	$10,404	$10,243	$10,252
2/28/2017	$10,440	$10,277	$10,321
3/31/2017	$10,450	$10,285	$10,315
4/30/2017	$10,485	$10,312	$10,395
5/31/2017	$10,519	$10,340	$10,475
6/30/2017	$10,530	$10,347	$10,464
7/31/2017	$10,563	$10,388	$10,509
8/31/2017	$10,598	$10,409	$10,603
9/30/2017	$10,608	$10,410	$10,553
10/31/2017	$10,616	$10,419	$10,559
11/30/2017	$10,625	$10,397	$10,546
12/31/2017	$10,634	$10,408	$10,594
1/31/2018	$10,619	$10,390	$10,472
2/28/2018	$10,603	$10,367	$10,373
3/31/2018	$10,613	$10,369	$10,439
4/30/2018	$10,625	$10,378	$10,362
5/31/2018	$10,661	$10,417	$10,435
6/30/2018	$10,673	$10,417	$10,423
7/31/2018	$10,684	$10,441	$10,425
8/31/2018	$10,722	$10,485	$10,492
9/30/2018	$10,734	$10,492	$10,425
10/31/2018	$10,745	$10,495	$10,342
11/30/2018	$10,756	$10,504	$10,404
12/31/2018	$10,794	$10,577	$10,595
1/31/2019	$10,882	$10,651	$10,708
2/28/2019	$10,946	$10,689	$10,701
3/31/2019	$11,036	$10,772	$10,907
4/30/2019	$11,073	$10,807	$10,910
5/31/2019	$11,137	$10,868	$11,103
6/30/2019	$11,226	$10,944	$11,243
7/31/2019	$11,236	$10,958	$11,268
8/31/2019	$11,298	$11,041	$11,560
9/30/2019	$11,308	$11,054	$11,498
10/31/2019	$11,342	$11,103	$11,533
11/30/2019	$11,376	$11,113	$11,527
12/31/2019	$11,409	$11,151	$11,519
1/31/2020	$11,496	$11,215	$11,740
2/29/2020	$11,528	$11,279	$11,952
3/31/2020	$10,797	$10,964	$11,881
4/30/2020	$11,077	$11,224	$12,093
5/31/2020	$11,272	$11,354	$12,149
6/30/2020	$11,414	$11,445	$12,225
7/31/2020	$11,498	$11,502	$12,408
8/31/2020	$11,583	$11,531	$12,308
9/30/2020	$11,583	$11,530	$12,301
10/31/2020	$11,610	$11,551	$12,246
11/30/2020	$11,694	$11,590	$12,366
12/31/2020	$11,777	$11,615	$12,383
1/31/2021	$11,804	$11,622	$12,295
2/28/2021	$11,830	$11,626	$12,117
3/31/2021	$11,829	$11,617	$11,966
4/30/2021	$11,884	$11,641	$12,060
5/31/2021	$11,910	$11,666	$12,100
6/30/2021	$11,908	$11,657	$12,185
7/31/2021	$11,934	$11,676	$12,321
8/31/2021	$11,930	$11,681	$12,297
9/30/2021	$11,955	$11,678	$12,191
10/31/2021	$11,921	$11,640	$12,188
11/30/2021	$11,918	$11,622	$12,224
12/31/2021	$11,914	$11,614	$12,192
1/31/2022	$11,853	$11,527	$11,930
2/28/2022	$11,764	$11,438	$11,797
3/31/2022	$11,618	$11,248	$11,469
4/30/2022	$11,532	$11,166	$11,034
5/31/2022	$11,561	$11,230	$11,105
6/30/2022	$11,417	$11,134	$10,931
7/31/2022	$11,536	$11,218	$11,198
8/31/2022	$11,456	$11,155	$10,881
9/30/2022	$11,257	$10,994	$10,411
10/31/2022	$11,236	$10,970	$10,276
11/30/2022	$11,335	$11,115	$10,654
12/31/2022	$11,375	$11,150	$10,606
1/31/2023	$11,536	$11,266	$10,932
2/28/2023	$11,457	$11,196	$10,650
3/31/2023	$11,592	$11,295	$10,920
4/30/2023	$11,637	$11,364	$10,987
5/31/2023	$11,593	$11,345	$10,867
6/30/2023	$11,580	$11,330	$10,828
7/31/2023	$11,657	$11,407	$10,821
8/31/2023	$11,705	$11,442	$10,751
9/30/2023	$11,692	$11,435	$10,478
10/31/2023	$11,680	$11,461	$10,313
11/30/2023	$11,854	$11,629	$10,780
12/31/2023	$12,028	$11,783	$11,193
1/31/2024	$12,080	$11,846	$11,162
2/29/2024	$12,067	$11,823	$11,004
3/31/2024	$12,120	$11,885	$11,106
4/30/2024	$12,110	$11,862	$10,825
5/31/2024	$12,227	$11,958	$11,009
6/30/2024	$12,281	$12,018	$11,113
7/31/2024	$12,431	$12,172	$11,373
8/31/2024	$12,518	$12,287	$11,536
9/30/2024	$12,637	$12,399	$11,690
10/31/2024	$12,595	$12,345	$11,401
11/30/2024	$12,651	$12,398	$11,521
12/31/2024	$12,673	$12,426	$11,332
1/31/2025	$12,760	$12,490	$11,393
2/28/2025	$12,848	$12,581	$11,643
3/31/2025	$12,871	$12,632	$11,648
4/30/2025	$12,962	$12,703	$11,693
5/31/2025	$12,989	$12,725	$11,610
6/30/2025	$13,116	$12,818	$11,788
7/31/2025	$13,108	$12,836	$11,757
8/31/2025	$13,236	$12,950	$11,898
9/30/2025	$13,294	$13,006	$12,028
10/31/2025	$13,352	$13,051	$12,103
11/30/2025	$13,408	$13,113	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	5.99%	2.77%	2.98%
ICE BofA 1–3 Year U.S. Corporate Index	5.76%	2.50%	2.75%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$43,016,607,299
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$107,356,017

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	22.86%
Commercial Paper	0.31%
Convertible Bonds	0.14%
Corporate Bonds	50.53%
Floating Rate Loans	7.41%
Foreign Government Obligations	1.93%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.01%
Government Sponsored Enterprises Pass-Throughs	4.06%
Municipal Bonds	0.01%
Non-Agency Commercial Mortgage-Backed Securities	8.43%
U.S. Treasury Obligations	3.84%
Repurchase Agreements	0.43%
Money Market FundsFootnote Reference(a)	0.04%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8771-R6

01/26

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.87%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,004	$10,002	$9,975
11/30/2016	$10,015	$10,002	$9,739
12/31/2016	$10,015	$10,006	$9,753
1/31/2017	$10,033	$10,012	$9,772
2/28/2017	$10,042	$10,016	$9,838
3/31/2017	$10,050	$10,017	$9,832
4/30/2017	$10,059	$10,023	$9,908
5/31/2017	$10,079	$10,028	$9,984
6/30/2017	$10,089	$10,036	$9,974
7/31/2017	$10,100	$10,044	$10,017
8/31/2017	$10,111	$10,054	$10,107
9/30/2017	$10,122	$10,063	$10,059
10/31/2017	$10,134	$10,071	$10,065
11/30/2017	$10,145	$10,078	$10,052
12/31/2017	$10,158	$10,088	$10,098
1/31/2018	$10,171	$10,099	$9,982
2/28/2018	$10,174	$10,107	$9,887
3/31/2018	$10,190	$10,121	$9,951
4/30/2018	$10,207	$10,135	$9,877
5/31/2018	$10,226	$10,151	$9,947
6/30/2018	$10,244	$10,167	$9,935
7/31/2018	$10,263	$10,183	$9,937
8/31/2018	$10,293	$10,203	$10,001
9/30/2018	$10,312	$10,218	$9,937
10/31/2018	$10,322	$10,236	$9,858
11/30/2018	$10,332	$10,256	$9,917
12/31/2018	$10,354	$10,277	$10,099
1/31/2019	$10,387	$10,299	$10,207
2/28/2019	$10,419	$10,318	$10,201
3/31/2019	$10,442	$10,341	$10,396
4/30/2019	$10,475	$10,361	$10,399
5/31/2019	$10,498	$10,386	$10,584
6/30/2019	$10,519	$10,410	$10,717
7/31/2019	$10,541	$10,429	$10,740
8/31/2019	$10,572	$10,451	$11,019
9/30/2019	$10,581	$10,468	$10,960
10/31/2019	$10,611	$10,490	$10,993
11/30/2019	$10,629	$10,503	$10,987
12/31/2019	$10,646	$10,518	$10,980
1/31/2020	$10,664	$10,533	$11,191
2/29/2020	$10,679	$10,552	$11,392
3/31/2020	$10,503	$10,587	$11,325
4/30/2020	$10,623	$10,587	$11,527
5/31/2020	$10,677	$10,587	$11,580
6/30/2020	$10,728	$10,589	$11,653
7/31/2020	$10,746	$10,591	$11,827
8/31/2020	$10,751	$10,592	$11,732
9/30/2020	$10,755	$10,593	$11,725
10/31/2020	$10,758	$10,594	$11,673
11/30/2020	$10,762	$10,595	$11,788
12/31/2020	$10,764	$10,596	$11,804
1/31/2021	$10,767	$10,597	$11,719
2/28/2021	$10,770	$10,598	$11,550
3/31/2021	$10,762	$10,599	$11,406
4/30/2021	$10,766	$10,599	$11,496
5/31/2021	$10,769	$10,600	$11,533
6/30/2021	$10,773	$10,599	$11,614
7/31/2021	$10,776	$10,600	$11,744
8/31/2021	$10,779	$10,601	$11,722
9/30/2021	$10,772	$10,601	$11,620
10/31/2021	$10,765	$10,601	$11,617
11/30/2021	$10,758	$10,601	$11,652
12/31/2021	$10,754	$10,602	$11,622
1/31/2022	$10,736	$10,599	$11,371
2/28/2022	$10,719	$10,599	$11,245
3/31/2022	$10,670	$10,599	$10,932
4/30/2022	$10,656	$10,601	$10,517
5/31/2022	$10,643	$10,607	$10,585
6/30/2022	$10,610	$10,607	$10,419
7/31/2022	$10,646	$10,614	$10,674
8/31/2022	$10,664	$10,631	$10,372
9/30/2022	$10,630	$10,651	$9,924
10/31/2022	$10,631	$10,668	$9,795
11/30/2022	$10,691	$10,702	$10,156
12/31/2022	$10,742	$10,743	$10,110
1/31/2023	$10,828	$10,778	$10,421
2/28/2023	$10,860	$10,813	$10,151
3/31/2023	$10,895	$10,864	$10,409
4/30/2023	$10,943	$10,900	$10,472
5/31/2023	$10,971	$10,940	$10,358
6/30/2023	$11,010	$10,989	$10,321
7/31/2023	$11,075	$11,034	$10,314
8/31/2023	$11,130	$11,084	$10,248
9/30/2023	$11,162	$11,134	$9,988
10/31/2023	$11,206	$11,184	$9,830
11/30/2023	$11,284	$11,236	$10,275
12/31/2023	$11,365	$11,290	$10,669
1/31/2024	$11,436	$11,339	$10,639
2/29/2024	$11,482	$11,383	$10,489
3/31/2024	$11,531	$11,435	$10,586
4/30/2024	$11,580	$11,482	$10,319
5/31/2024	$11,642	$11,538	$10,493
6/30/2024	$11,691	$11,586	$10,593
7/31/2024	$11,777	$11,640	$10,840
8/31/2024	$11,840	$11,698	$10,996
9/30/2024	$11,901	$11,751	$11,143
10/31/2024	$11,938	$11,795	$10,867
11/30/2024	$11,998	$11,840	$10,982
12/31/2024	$12,046	$11,889	$10,802
1/31/2025	$12,093	$11,933	$10,859
2/28/2025	$12,150	$11,972	$11,098
3/31/2025	$12,186	$12,013	$11,102
4/30/2025	$12,233	$12,055	$11,146
5/31/2025	$12,280	$12,097	$11,066
6/30/2025	$12,339	$12,139	$11,236
7/31/2025	$12,373	$12,181	$11,207
8/31/2025	$12,445	$12,232	$11,341
9/30/2025	$12,491	$12,274	$11,465
10/31/2025	$12,537	$12,318	$11,536
11/30/2025	$12,582	$12,356	$11,608

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class A at NAV	4.87%	3.17%	2.55%
Class A with sales charge	4.87%	3.17%	2.55%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8805-A

01/26

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$55	0.54%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.76%, reflecting performance at the net asset value (NAV) of Class A1 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A1	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/2019	$9,853	$10,000	$10,000
8/31/2019	$9,881	$10,021	$10,259
9/30/2019	$9,889	$10,038	$10,205
10/31/2019	$9,915	$10,059	$10,235
11/30/2019	$9,930	$10,071	$10,230
12/31/2019	$9,945	$10,086	$10,223
1/31/2020	$9,960	$10,100	$10,420
2/29/2020	$9,984	$10,118	$10,607
3/31/2020	$9,818	$10,151	$10,545
4/30/2020	$9,920	$10,152	$10,732
5/31/2020	$9,979	$10,152	$10,782
6/30/2020	$10,016	$10,153	$10,850
7/31/2020	$10,032	$10,156	$11,012
8/31/2020	$10,036	$10,156	$10,923
9/30/2020	$10,039	$10,158	$10,917
10/31/2020	$10,042	$10,159	$10,869
11/30/2020	$10,044	$10,160	$10,975
12/31/2020	$10,046	$10,161	$10,990
1/31/2021	$10,048	$10,161	$10,911
2/28/2021	$10,050	$10,162	$10,754
3/31/2021	$10,042	$10,163	$10,620
4/30/2021	$10,045	$10,164	$10,704
5/31/2021	$10,057	$10,164	$10,738
6/30/2021	$10,049	$10,164	$10,814
7/31/2021	$10,052	$10,164	$10,935
8/31/2021	$10,054	$10,165	$10,914
9/30/2021	$10,057	$10,165	$10,820
10/31/2021	$10,039	$10,165	$10,817
11/30/2021	$10,032	$10,165	$10,849
12/31/2021	$10,037	$10,166	$10,821
1/31/2022	$10,020	$10,163	$10,588
2/28/2022	$9,993	$10,163	$10,470
3/31/2022	$9,947	$10,163	$10,179
4/30/2022	$9,932	$10,165	$9,792
5/31/2022	$9,929	$10,171	$9,856
6/30/2022	$9,899	$10,170	$9,701
7/31/2022	$9,921	$10,178	$9,938
8/31/2022	$9,936	$10,194	$9,657
9/30/2022	$9,914	$10,213	$9,240
10/31/2022	$9,905	$10,229	$9,120
11/30/2022	$9,959	$10,262	$9,456
12/31/2022	$10,006	$10,301	$9,413
1/31/2023	$10,086	$10,335	$9,703
2/28/2023	$10,115	$10,369	$9,452
3/31/2023	$10,146	$10,417	$9,692
4/30/2023	$10,190	$10,452	$9,751
5/31/2023	$10,225	$10,490	$9,644
6/30/2023	$10,251	$10,537	$9,610
7/31/2023	$10,310	$10,580	$9,603
8/31/2023	$10,360	$10,628	$9,542
9/30/2023	$10,390	$10,676	$9,299
10/31/2023	$10,430	$10,724	$9,153
11/30/2023	$10,512	$10,774	$9,567
12/31/2023	$10,587	$10,826	$9,933
1/31/2024	$10,652	$10,872	$9,906
2/29/2024	$10,683	$10,915	$9,766
3/31/2024	$10,738	$10,964	$9,856
4/30/2024	$10,772	$11,010	$9,607
5/31/2024	$10,829	$11,063	$9,770
6/30/2024	$10,885	$11,109	$9,863
7/31/2024	$10,953	$11,161	$10,093
8/31/2024	$11,011	$11,217	$10,238
9/30/2024	$11,078	$11,268	$10,375
10/31/2024	$11,100	$11,310	$10,118
11/30/2024	$11,155	$11,353	$10,225
12/31/2024	$11,198	$11,400	$10,058
1/31/2025	$11,241	$11,442	$10,111
2/28/2025	$11,294	$11,479	$10,333
3/31/2025	$11,326	$11,519	$10,337
4/30/2025	$11,369	$11,559	$10,378
5/31/2025	$11,411	$11,600	$10,304
6/30/2025	$11,465	$11,640	$10,462
7/31/2025	$11,496	$11,680	$10,434
8/31/2025	$11,562	$11,728	$10,559
9/30/2025	$11,604	$11,770	$10,674
10/31/2025	$11,646	$11,812	$10,741
11/30/2025	$11,686	$11,847	$10,808

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A1 at NAV	4.76%	3.07%	2.73%
Class A1 with sales charge	3.22%	2.77%	2.49%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.71%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.23%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-9120-A1

01/26

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 4.92%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,016	$10,002	$9,739
12/31/2016	$10,016	$10,006	$9,753
1/31/2017	$10,035	$10,012	$9,772
2/28/2017	$10,044	$10,016	$9,838
3/31/2017	$10,052	$10,017	$9,832
4/30/2017	$10,062	$10,023	$9,908
5/31/2017	$10,082	$10,028	$9,984
6/30/2017	$10,092	$10,036	$9,974
7/31/2017	$10,103	$10,044	$10,017
8/31/2017	$10,115	$10,054	$10,107
9/30/2017	$10,126	$10,063	$10,059
10/31/2017	$10,138	$10,071	$10,065
11/30/2017	$10,150	$10,078	$10,052
12/31/2017	$10,163	$10,088	$10,098
1/31/2018	$10,177	$10,099	$9,982
2/28/2018	$10,191	$10,107	$9,887
3/31/2018	$10,196	$10,121	$9,951
4/30/2018	$10,214	$10,135	$9,877
5/31/2018	$10,243	$10,151	$9,947
6/30/2018	$10,252	$10,167	$9,935
7/31/2018	$10,282	$10,183	$9,937
8/31/2018	$10,301	$10,203	$10,001
9/30/2018	$10,321	$10,218	$9,937
10/31/2018	$10,331	$10,236	$9,858
11/30/2018	$10,351	$10,256	$9,917
12/31/2018	$10,363	$10,277	$10,099
1/31/2019	$10,397	$10,299	$10,207
2/28/2019	$10,429	$10,318	$10,201
3/31/2019	$10,453	$10,341	$10,396
4/30/2019	$10,486	$10,361	$10,399
5/31/2019	$10,510	$10,386	$10,584
6/30/2019	$10,542	$10,410	$10,717
7/31/2019	$10,564	$10,429	$10,740
8/31/2019	$10,585	$10,451	$11,019
9/30/2019	$10,605	$10,468	$10,960
10/31/2019	$10,625	$10,490	$10,993
11/30/2019	$10,644	$10,503	$10,987
12/31/2019	$10,662	$10,518	$10,980
1/31/2020	$10,679	$10,533	$11,191
2/29/2020	$10,695	$10,552	$11,392
3/31/2020	$10,519	$10,587	$11,325
4/30/2020	$10,640	$10,587	$11,527
5/31/2020	$10,694	$10,587	$11,580
6/30/2020	$10,746	$10,589	$11,653
7/31/2020	$10,764	$10,591	$11,827
8/31/2020	$10,770	$10,592	$11,732
9/30/2020	$10,774	$10,593	$11,725
10/31/2020	$10,778	$10,594	$11,673
11/30/2020	$10,782	$10,595	$11,788
12/31/2020	$10,785	$10,596	$11,804
1/31/2021	$10,788	$10,597	$11,719
2/28/2021	$10,792	$10,598	$11,550
3/31/2021	$10,784	$10,599	$11,406
4/30/2021	$10,788	$10,599	$11,496
5/31/2021	$10,803	$10,600	$11,533
6/30/2021	$10,796	$10,599	$11,614
7/31/2021	$10,800	$10,600	$11,744
8/31/2021	$10,804	$10,601	$11,722
9/30/2021	$10,808	$10,601	$11,620
10/31/2021	$10,790	$10,601	$11,617
11/30/2021	$10,784	$10,601	$11,652
12/31/2021	$10,791	$10,602	$11,622
1/31/2022	$10,774	$10,599	$11,371
2/28/2022	$10,747	$10,599	$11,245
3/31/2022	$10,698	$10,599	$10,932
4/30/2022	$10,684	$10,601	$10,517
5/31/2022	$10,682	$10,607	$10,585
6/30/2022	$10,639	$10,607	$10,419
7/31/2022	$10,675	$10,614	$10,674
8/31/2022	$10,694	$10,631	$10,372
9/30/2022	$10,671	$10,651	$9,924
10/31/2022	$10,662	$10,668	$9,795
11/30/2022	$10,722	$10,702	$10,156
12/31/2022	$10,774	$10,743	$10,110
1/31/2023	$10,861	$10,778	$10,421
2/28/2023	$10,893	$10,813	$10,151
3/31/2023	$10,929	$10,864	$10,409
4/30/2023	$10,977	$10,900	$10,472
5/31/2023	$11,006	$10,940	$10,358
6/30/2023	$11,046	$10,989	$10,321
7/31/2023	$11,111	$11,034	$10,314
8/31/2023	$11,166	$11,084	$10,248
9/30/2023	$11,199	$11,134	$9,988
10/31/2023	$11,244	$11,184	$9,830
11/30/2023	$11,323	$11,236	$10,275
12/31/2023	$11,405	$11,290	$10,669
1/31/2024	$11,476	$11,339	$10,639
2/29/2024	$11,523	$11,383	$10,489
3/31/2024	$11,572	$11,435	$10,586
4/30/2024	$11,622	$11,482	$10,319
5/31/2024	$11,684	$11,538	$10,493
6/30/2024	$11,735	$11,586	$10,593
7/31/2024	$11,821	$11,640	$10,840
8/31/2024	$11,885	$11,698	$10,996
9/30/2024	$11,947	$11,751	$11,143
10/31/2024	$11,985	$11,795	$10,867
11/30/2024	$12,045	$11,840	$10,982
12/31/2024	$12,093	$11,889	$10,802
1/31/2025	$12,141	$11,933	$10,859
2/28/2025	$12,199	$11,972	$11,098
3/31/2025	$12,236	$12,013	$11,102
4/30/2025	$12,283	$12,055	$11,146
5/31/2025	$12,331	$12,097	$11,066
6/30/2025	$12,390	$12,139	$11,236
7/31/2025	$12,426	$12,181	$11,207
8/31/2025	$12,499	$12,232	$11,341
9/30/2025	$12,545	$12,274	$11,465
10/31/2025	$12,579	$12,318	$11,536
11/30/2025	$12,637	$12,356	$11,608

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class F at NAV	4.92%	3.23%	2.60%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8806-F

01/26

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.09%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,010	$10,006	$10,051
5/31/2017	$10,031	$10,010	$10,128
6/30/2017	$10,033	$10,019	$10,118
7/31/2017	$10,045	$10,026	$10,162
8/31/2017	$10,057	$10,037	$10,253
9/30/2017	$10,070	$10,045	$10,204
10/31/2017	$10,083	$10,053	$10,210
11/30/2017	$10,096	$10,060	$10,197
12/31/2017	$10,110	$10,070	$10,244
1/31/2018	$10,125	$10,081	$10,126
2/28/2018	$10,130	$10,090	$10,030
3/31/2018	$10,147	$10,104	$10,094
4/30/2018	$10,166	$10,118	$10,019
5/31/2018	$10,196	$10,133	$10,091
6/30/2018	$10,216	$10,150	$10,078
7/31/2018	$10,237	$10,166	$10,080
8/31/2018	$10,258	$10,185	$10,145
9/30/2018	$10,278	$10,200	$10,080
10/31/2018	$10,299	$10,218	$10,000
11/30/2018	$10,311	$10,238	$10,060
12/31/2018	$10,324	$10,259	$10,245
1/31/2019	$10,359	$10,281	$10,354
2/28/2019	$10,392	$10,300	$10,348
3/31/2019	$10,427	$10,323	$10,546
4/30/2019	$10,451	$10,343	$10,549
5/31/2019	$10,476	$10,367	$10,736
6/30/2019	$10,510	$10,392	$10,871
7/31/2019	$10,533	$10,411	$10,895
8/31/2019	$10,555	$10,433	$11,177
9/30/2019	$10,577	$10,450	$11,118
10/31/2019	$10,598	$10,472	$11,151
11/30/2019	$10,617	$10,484	$11,146
12/31/2019	$10,637	$10,500	$11,138
1/31/2020	$10,656	$10,514	$11,352
2/29/2020	$10,673	$10,534	$11,557
3/31/2020	$10,499	$10,568	$11,489
4/30/2020	$10,620	$10,569	$11,693
5/31/2020	$10,676	$10,569	$11,747
6/30/2020	$10,728	$10,570	$11,821
7/31/2020	$10,748	$10,573	$11,998
8/31/2020	$10,755	$10,573	$11,901
9/30/2020	$10,760	$10,575	$11,894
10/31/2020	$10,766	$10,576	$11,841
11/30/2020	$10,771	$10,577	$11,958
12/31/2020	$10,775	$10,578	$11,974
1/31/2021	$10,780	$10,578	$11,888
2/28/2021	$10,784	$10,579	$11,716
3/31/2021	$10,778	$10,580	$11,570
4/30/2021	$10,784	$10,581	$11,662
5/31/2021	$10,789	$10,581	$11,700
6/30/2021	$10,794	$10,581	$11,782
7/31/2021	$10,799	$10,581	$11,914
8/31/2021	$10,804	$10,582	$11,891
9/30/2021	$10,799	$10,582	$11,788
10/31/2021	$10,794	$10,582	$11,785
11/30/2021	$10,788	$10,582	$11,820
12/31/2021	$10,786	$10,583	$11,789
1/31/2022	$10,770	$10,580	$11,535
2/28/2022	$10,754	$10,580	$11,407
3/31/2022	$10,707	$10,580	$11,090
4/30/2022	$10,694	$10,582	$10,669
5/31/2022	$10,683	$10,589	$10,738
6/30/2022	$10,653	$10,588	$10,569
7/31/2022	$10,690	$10,596	$10,828
8/31/2022	$10,710	$10,612	$10,522
9/30/2022	$10,677	$10,632	$10,067
10/31/2022	$10,680	$10,649	$9,937
11/30/2022	$10,742	$10,683	$10,302
12/31/2022	$10,795	$10,724	$10,256
1/31/2023	$10,884	$10,759	$10,571
2/28/2023	$10,906	$10,794	$10,298
3/31/2023	$10,955	$10,845	$10,559
4/30/2023	$11,004	$10,881	$10,623
5/31/2023	$11,034	$10,920	$10,508
6/30/2023	$11,075	$10,969	$10,470
7/31/2023	$11,142	$11,014	$10,463
8/31/2023	$11,199	$11,064	$10,396
9/30/2023	$11,233	$11,114	$10,132
10/31/2023	$11,280	$11,164	$9,972
11/30/2023	$11,360	$11,216	$10,424
12/31/2023	$11,444	$11,271	$10,823
1/31/2024	$11,517	$11,319	$10,793
2/29/2024	$11,565	$11,363	$10,640
3/31/2024	$11,616	$11,415	$10,739
4/30/2024	$11,667	$11,462	$10,467
5/31/2024	$11,732	$11,518	$10,645
6/30/2024	$11,784	$11,565	$10,746
7/31/2024	$11,872	$11,619	$10,997
8/31/2024	$11,938	$11,678	$11,155
9/30/2024	$12,001	$11,731	$11,304
10/31/2024	$12,041	$11,774	$11,024
11/30/2024	$12,103	$11,820	$11,140
12/31/2024	$12,153	$11,868	$10,958
1/31/2025	$12,203	$11,912	$11,016
2/28/2025	$12,263	$11,951	$11,258
3/31/2025	$12,301	$11,992	$11,263
4/30/2025	$12,350	$12,034	$11,307
5/31/2025	$12,400	$12,076	$11,226
6/30/2025	$12,461	$12,118	$11,399
7/31/2025	$12,499	$12,160	$11,368
8/31/2025	$12,574	$12,210	$11,504
9/30/2025	$12,622	$12,253	$11,630
10/31/2025	$12,658	$12,297	$11,703
11/30/2025	$12,718	$12,334	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	5.09%	3.38%	2.82%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.45%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8993-F3

01/26

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.13%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,090	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,113	$10,044	$10,017
8/31/2017	$10,126	$10,054	$10,107
9/30/2017	$10,138	$10,063	$10,059
10/31/2017	$10,151	$10,071	$10,065
11/30/2017	$10,164	$10,078	$10,052
12/31/2017	$10,178	$10,088	$10,098
1/31/2018	$10,192	$10,099	$9,982
2/28/2018	$10,197	$10,107	$9,887
3/31/2018	$10,214	$10,121	$9,951
4/30/2018	$10,232	$10,135	$9,877
5/31/2018	$10,252	$10,151	$9,947
6/30/2018	$10,272	$10,167	$9,935
7/31/2018	$10,292	$10,183	$9,937
8/31/2018	$10,323	$10,203	$10,001
9/30/2018	$10,344	$10,218	$9,937
10/31/2018	$10,355	$10,236	$9,858
11/30/2018	$10,366	$10,256	$9,917
12/31/2018	$10,389	$10,277	$10,099
1/31/2019	$10,424	$10,299	$10,207
2/28/2019	$10,457	$10,318	$10,201
3/31/2019	$10,482	$10,341	$10,396
4/30/2019	$10,516	$10,361	$10,399
5/31/2019	$10,540	$10,386	$10,584
6/30/2019	$10,563	$10,410	$10,717
7/31/2019	$10,586	$10,429	$10,740
8/31/2019	$10,608	$10,451	$11,019
9/30/2019	$10,629	$10,468	$10,960
10/31/2019	$10,661	$10,490	$10,993
11/30/2019	$10,680	$10,503	$10,987
12/31/2019	$10,699	$10,518	$10,980
1/31/2020	$10,718	$10,533	$11,191
2/29/2020	$10,735	$10,552	$11,392
3/31/2020	$10,559	$10,587	$11,325
4/30/2020	$10,681	$10,587	$11,527
5/31/2020	$10,736	$10,587	$11,580
6/30/2020	$10,778	$10,589	$11,653
7/31/2020	$10,808	$10,591	$11,827
8/31/2020	$10,815	$10,592	$11,732
9/30/2020	$10,820	$10,593	$11,725
10/31/2020	$10,825	$10,594	$11,673
11/30/2020	$10,830	$10,595	$11,788
12/31/2020	$10,834	$10,596	$11,804
1/31/2021	$10,838	$10,597	$11,719
2/28/2021	$10,842	$10,598	$11,550
3/31/2021	$10,836	$10,599	$11,406
4/30/2021	$10,841	$10,599	$11,496
5/31/2021	$10,845	$10,600	$11,533
6/30/2021	$10,850	$10,599	$11,614
7/31/2021	$10,855	$10,600	$11,744
8/31/2021	$10,860	$10,601	$11,722
9/30/2021	$10,854	$10,601	$11,620
10/31/2021	$10,848	$10,601	$11,617
11/30/2021	$10,843	$10,601	$11,652
12/31/2021	$10,840	$10,602	$11,622
1/31/2022	$10,823	$10,599	$11,371
2/28/2022	$10,807	$10,599	$11,245
3/31/2022	$10,760	$10,599	$10,932
4/30/2022	$10,746	$10,601	$10,517
5/31/2022	$10,734	$10,607	$10,585
6/30/2022	$10,703	$10,607	$10,419
7/31/2022	$10,740	$10,614	$10,674
8/31/2022	$10,760	$10,631	$10,372
9/30/2022	$10,726	$10,651	$9,924
10/31/2022	$10,730	$10,668	$9,795
11/30/2022	$10,791	$10,702	$10,156
12/31/2022	$10,844	$10,743	$10,110
1/31/2023	$10,933	$10,778	$10,421
2/28/2023	$10,966	$10,813	$10,151
3/31/2023	$11,003	$10,864	$10,409
4/30/2023	$11,052	$10,900	$10,472
5/31/2023	$11,082	$10,940	$10,358
6/30/2023	$11,123	$10,989	$10,321
7/31/2023	$11,189	$11,034	$10,314
8/31/2023	$11,247	$11,084	$10,248
9/30/2023	$11,281	$11,134	$9,988
10/31/2023	$11,327	$11,184	$9,830
11/30/2023	$11,407	$11,236	$10,275
12/31/2023	$11,490	$11,290	$10,669
1/31/2024	$11,563	$11,339	$10,639
2/29/2024	$11,611	$11,383	$10,489
3/31/2024	$11,662	$11,435	$10,586
4/30/2024	$11,713	$11,482	$10,319
5/31/2024	$11,777	$11,538	$10,493
6/30/2024	$11,829	$11,586	$10,593
7/31/2024	$11,917	$11,640	$10,840
8/31/2024	$11,982	$11,698	$10,996
9/30/2024	$12,046	$11,751	$11,143
10/31/2024	$12,085	$11,795	$10,867
11/30/2024	$12,134	$11,840	$10,982
12/31/2024	$12,196	$11,889	$10,802
1/31/2025	$12,246	$11,933	$10,859
2/28/2025	$12,305	$11,972	$11,098
3/31/2025	$12,343	$12,013	$11,102
4/30/2025	$12,392	$12,055	$11,146
5/31/2025	$12,441	$12,097	$11,066
6/30/2025	$12,502	$12,139	$11,236
7/31/2025	$12,539	$12,181	$11,207
8/31/2025	$12,613	$12,232	$11,341
9/30/2025	$12,662	$12,274	$11,465
10/31/2025	$12,697	$12,318	$11,536
11/30/2025	$12,756	$12,356	$11,608

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class I at NAV	5.13%	3.33%	2.71%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8807-I

01/26

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,091	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,114	$10,044	$10,017
8/31/2017	$10,127	$10,054	$10,107
9/30/2017	$10,139	$10,063	$10,059
10/31/2017	$10,152	$10,071	$10,065
11/30/2017	$10,165	$10,078	$10,052
12/31/2017	$10,179	$10,088	$10,098
1/31/2018	$10,194	$10,099	$9,982
2/28/2018	$10,209	$10,107	$9,887
3/31/2018	$10,216	$10,121	$9,951
4/30/2018	$10,245	$10,135	$9,877
5/31/2018	$10,265	$10,151	$9,947
6/30/2018	$10,285	$10,167	$9,935
7/31/2018	$10,306	$10,183	$9,937
8/31/2018	$10,327	$10,203	$10,001
9/30/2018	$10,347	$10,218	$9,937
10/31/2018	$10,369	$10,236	$9,858
11/30/2018	$10,380	$10,256	$9,917
12/31/2018	$10,393	$10,277	$10,099
1/31/2019	$10,428	$10,299	$10,207
2/28/2019	$10,462	$10,318	$10,201
3/31/2019	$10,497	$10,341	$10,396
4/30/2019	$10,521	$10,361	$10,399
5/31/2019	$10,545	$10,386	$10,584
6/30/2019	$10,579	$10,410	$10,717
7/31/2019	$10,602	$10,429	$10,740
8/31/2019	$10,624	$10,451	$11,019
9/30/2019	$10,645	$10,468	$10,960
10/31/2019	$10,666	$10,490	$10,993
11/30/2019	$10,685	$10,503	$10,987
12/31/2019	$10,704	$10,518	$10,980
1/31/2020	$10,723	$10,533	$11,191
2/29/2020	$10,740	$10,552	$11,392
3/31/2020	$10,564	$10,587	$11,325
4/30/2020	$10,687	$10,587	$11,527
5/31/2020	$10,742	$10,587	$11,580
6/30/2020	$10,795	$10,589	$11,653
7/31/2020	$10,814	$10,591	$11,827
8/31/2020	$10,821	$10,592	$11,732
9/30/2020	$10,826	$10,593	$11,725
10/31/2020	$10,831	$10,594	$11,673
11/30/2020	$10,836	$10,595	$11,788
12/31/2020	$10,840	$10,596	$11,804
1/31/2021	$10,844	$10,597	$11,719
2/28/2021	$10,848	$10,598	$11,550
3/31/2021	$10,842	$10,599	$11,406
4/30/2021	$10,846	$10,599	$11,496
5/31/2021	$10,862	$10,600	$11,533
6/30/2021	$10,856	$10,599	$11,614
7/31/2021	$10,861	$10,600	$11,744
8/31/2021	$10,866	$10,601	$11,722
9/30/2021	$10,860	$10,601	$11,620
10/31/2021	$10,854	$10,601	$11,617
11/30/2021	$10,848	$10,601	$11,652
12/31/2021	$10,846	$10,602	$11,622
1/31/2022	$10,840	$10,599	$11,371
2/28/2022	$10,814	$10,599	$11,245
3/31/2022	$10,766	$10,599	$10,932
4/30/2022	$10,752	$10,601	$10,517
5/31/2022	$10,741	$10,607	$10,585
6/30/2022	$10,709	$10,607	$10,419
7/31/2022	$10,747	$10,614	$10,674
8/31/2022	$10,766	$10,631	$10,372
9/30/2022	$10,744	$10,651	$9,924
10/31/2022	$10,736	$10,668	$9,795
11/30/2022	$10,797	$10,702	$10,156
12/31/2022	$10,850	$10,743	$10,110
1/31/2023	$10,939	$10,778	$10,421
2/28/2023	$10,972	$10,813	$10,151
3/31/2023	$11,009	$10,864	$10,409
4/30/2023	$11,059	$10,900	$10,472
5/31/2023	$11,088	$10,940	$10,358
6/30/2023	$11,130	$10,989	$10,321
7/31/2023	$11,196	$11,034	$10,314
8/31/2023	$11,253	$11,084	$10,248
9/30/2023	$11,287	$11,134	$9,988
10/31/2023	$11,334	$11,184	$9,830
11/30/2023	$11,426	$11,236	$10,275
12/31/2023	$11,497	$11,290	$10,669
1/31/2024	$11,570	$11,339	$10,639
2/29/2024	$11,618	$11,383	$10,489
3/31/2024	$11,669	$11,435	$10,586
4/30/2024	$11,720	$11,482	$10,319
5/31/2024	$11,784	$11,538	$10,493
6/30/2024	$11,848	$11,586	$10,593
7/31/2024	$11,924	$11,640	$10,840
8/31/2024	$11,989	$11,698	$10,996
9/30/2024	$12,053	$11,751	$11,143
10/31/2024	$12,092	$11,795	$10,867
11/30/2024	$12,154	$11,840	$10,982
12/31/2024	$12,204	$11,889	$10,802
1/31/2025	$12,253	$11,933	$10,859
2/28/2025	$12,313	$11,972	$11,098
3/31/2025	$12,351	$12,013	$11,102
4/30/2025	$12,400	$12,055	$11,146
5/31/2025	$12,449	$12,097	$11,066
6/30/2025	$12,510	$12,139	$11,236
7/31/2025	$12,547	$12,181	$11,207
8/31/2025	$12,621	$12,232	$11,341
9/30/2025	$12,670	$12,274	$11,465
10/31/2025	$12,718	$12,318	$11,536
11/30/2025	$12,764	$12,356	$11,608

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class R5 at NAV	5.03%	3.33%	2.71%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8808-R5

01/26

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.09%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 4.35% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 5.70% over the same period. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to fixed and floating rate investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: There were no significant detractors from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,018	$10,002	$9,739
12/31/2016	$10,020	$10,006	$9,753
1/31/2017	$10,040	$10,012	$9,772
2/28/2017	$10,050	$10,016	$9,838
3/31/2017	$10,061	$10,017	$9,832
4/30/2017	$10,082	$10,023	$9,908
5/31/2017	$10,094	$10,028	$9,984
6/30/2017	$10,106	$10,036	$9,974
7/31/2017	$10,118	$10,044	$10,017
8/31/2017	$10,131	$10,054	$10,107
9/30/2017	$10,144	$10,063	$10,059
10/31/2017	$10,158	$10,071	$10,065
11/30/2017	$10,171	$10,078	$10,052
12/31/2017	$10,185	$10,088	$10,098
1/31/2018	$10,201	$10,099	$9,982
2/28/2018	$10,216	$10,107	$9,887
3/31/2018	$10,223	$10,121	$9,951
4/30/2018	$10,252	$10,135	$9,877
5/31/2018	$10,272	$10,151	$9,947
6/30/2018	$10,292	$10,167	$9,935
7/31/2018	$10,313	$10,183	$9,937
8/31/2018	$10,334	$10,203	$10,001
9/30/2018	$10,355	$10,218	$9,937
10/31/2018	$10,376	$10,236	$9,858
11/30/2018	$10,387	$10,256	$9,917
12/31/2018	$10,400	$10,277	$10,099
1/31/2019	$10,446	$10,299	$10,207
2/28/2019	$10,469	$10,318	$10,201
3/31/2019	$10,493	$10,341	$10,396
4/30/2019	$10,528	$10,361	$10,399
5/31/2019	$10,552	$10,386	$10,584
6/30/2019	$10,586	$10,410	$10,717
7/31/2019	$10,610	$10,429	$10,740
8/31/2019	$10,632	$10,451	$11,019
9/30/2019	$10,654	$10,468	$10,960
10/31/2019	$10,675	$10,490	$10,993
11/30/2019	$10,695	$10,503	$10,987
12/31/2019	$10,714	$10,518	$10,980
1/31/2020	$10,744	$10,533	$11,191
2/29/2020	$10,762	$10,552	$11,392
3/31/2020	$10,586	$10,587	$11,325
4/30/2020	$10,709	$10,587	$11,527
5/31/2020	$10,765	$10,587	$11,580
6/30/2020	$10,807	$10,589	$11,653
7/31/2020	$10,827	$10,591	$11,827
8/31/2020	$10,834	$10,592	$11,732
9/30/2020	$10,840	$10,593	$11,725
10/31/2020	$10,845	$10,594	$11,673
11/30/2020	$10,850	$10,595	$11,788
12/31/2020	$10,855	$10,596	$11,804
1/31/2021	$10,859	$10,597	$11,719
2/28/2021	$10,864	$10,598	$11,550
3/31/2021	$10,858	$10,599	$11,406
4/30/2021	$10,863	$10,599	$11,496
5/31/2021	$10,879	$10,600	$11,533
6/30/2021	$10,873	$10,599	$11,614
7/31/2021	$10,879	$10,600	$11,744
8/31/2021	$10,884	$10,601	$11,722
9/30/2021	$10,889	$10,601	$11,620
10/31/2021	$10,873	$10,601	$11,617
11/30/2021	$10,868	$10,601	$11,652
12/31/2021	$10,876	$10,602	$11,622
1/31/2022	$10,860	$10,599	$11,371
2/28/2022	$10,834	$10,599	$11,245
3/31/2022	$10,786	$10,599	$10,932
4/30/2022	$10,773	$10,601	$10,517
5/31/2022	$10,773	$10,607	$10,585
6/30/2022	$10,731	$10,607	$10,419
7/31/2022	$10,769	$10,614	$10,674
8/31/2022	$10,789	$10,631	$10,372
9/30/2022	$10,767	$10,651	$9,924
10/31/2022	$10,759	$10,668	$9,795
11/30/2022	$10,821	$10,702	$10,156
12/31/2022	$10,874	$10,743	$10,110
1/31/2023	$10,964	$10,778	$10,421
2/28/2023	$10,998	$10,813	$10,151
3/31/2023	$11,035	$10,864	$10,409
4/30/2023	$11,086	$10,900	$10,472
5/31/2023	$11,116	$10,940	$10,358
6/30/2023	$11,157	$10,989	$10,321
7/31/2023	$11,224	$11,034	$10,314
8/31/2023	$11,282	$11,084	$10,248
9/30/2023	$11,316	$11,134	$9,988
10/31/2023	$11,363	$11,184	$9,830
11/30/2023	$11,456	$11,236	$10,275
12/31/2023	$11,528	$11,290	$10,669
1/31/2024	$11,602	$11,339	$10,639
2/29/2024	$11,651	$11,383	$10,489
3/31/2024	$11,702	$11,435	$10,586
4/30/2024	$11,754	$11,482	$10,319
5/31/2024	$11,818	$11,538	$10,493
6/30/2024	$11,883	$11,586	$10,593
7/31/2024	$11,960	$11,640	$10,840
8/31/2024	$12,026	$11,698	$10,996
9/30/2024	$12,090	$11,751	$11,143
10/31/2024	$12,130	$11,795	$10,867
11/30/2024	$12,192	$11,840	$10,982
12/31/2024	$12,243	$11,889	$10,802
1/31/2025	$12,293	$11,933	$10,859
2/28/2025	$12,353	$11,972	$11,098
3/31/2025	$12,392	$12,013	$11,102
4/30/2025	$12,441	$12,055	$11,146
5/31/2025	$12,491	$12,097	$11,066
6/30/2025	$12,553	$12,139	$11,236
7/31/2025	$12,591	$12,181	$11,207
8/31/2025	$12,666	$12,232	$11,341
9/30/2025	$12,716	$12,274	$11,465
10/31/2025	$12,765	$12,318	$11,536
11/30/2025	$12,812	$12,356	$11,608

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class R6 at NAV	5.09%	3.38%	2.75%
ICE BofA US Treasury Bill Index	4.35%	3.12%	2.35%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.65%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$15,000,358,590
# of Portfolio Holdings	586
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$22,364,505

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	28.80%
Commercial Paper	11.33%
Corporate Bonds	47.18%
Floating Rate Loans	4.34%
Foreign Government Obligations	0.56%
Non-Agency Commercial Mortgage-Backed Securities	4.81%
U.S. Treasury Obligations	2.75%
Repurchase Agreements	0.20%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8809-R6

01/26

Class A

LTRAX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.78%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$9,772	$10,000	$10,000
12/31/2015	$9,699	$9,950	$9,968
1/31/2016	$9,752	$10,060	$10,105
2/29/2016	$9,805	$10,131	$10,177
3/31/2016	$9,972	$10,255	$10,270
4/30/2016	$10,064	$10,325	$10,309
5/31/2016	$10,067	$10,334	$10,312
6/30/2016	$10,243	$10,515	$10,497
7/31/2016	$10,342	$10,602	$10,564
8/31/2016	$10,365	$10,613	$10,552
9/30/2016	$10,360	$10,616	$10,545
10/31/2016	$10,307	$10,546	$10,465
11/30/2016	$10,068	$10,308	$10,217
12/31/2016	$10,092	$10,339	$10,232
1/31/2017	$10,133	$10,376	$10,252
2/28/2017	$10,214	$10,456	$10,321
3/31/2017	$10,207	$10,452	$10,315
4/30/2017	$10,288	$10,539	$10,395
5/31/2017	$10,350	$10,620	$10,475
6/30/2017	$10,353	$10,611	$10,464
7/31/2017	$10,405	$10,664	$10,509
8/31/2017	$10,478	$10,756	$10,603
9/30/2017	$10,439	$10,718	$10,553
10/31/2017	$10,442	$10,731	$10,559
11/30/2017	$10,435	$10,715	$10,546
12/31/2017	$10,478	$10,762	$10,594
1/31/2018	$10,380	$10,659	$10,472
2/28/2018	$10,282	$10,557	$10,373
3/31/2018	$10,320	$10,611	$10,439
4/30/2018	$10,257	$10,540	$10,362
5/31/2018	$10,296	$10,597	$10,435
6/30/2018	$10,283	$10,582	$10,423
7/31/2018	$10,302	$10,604	$10,425
8/31/2018	$10,342	$10,656	$10,492
9/30/2018	$10,310	$10,611	$10,425
10/31/2018	$10,226	$10,522	$10,342
11/30/2018	$10,256	$10,569	$10,404
12/31/2018	$10,380	$10,735	$10,595
1/31/2019	$10,533	$10,883	$10,708
2/28/2019	$10,538	$10,894	$10,701
3/31/2019	$10,715	$11,091	$10,907
4/30/2019	$10,733	$11,107	$10,910
5/31/2019	$10,890	$11,277	$11,103
6/30/2019	$11,036	$11,436	$11,243
7/31/2019	$11,072	$11,470	$11,268
8/31/2019	$11,266	$11,730	$11,560
9/30/2019	$11,219	$11,679	$11,498
10/31/2019	$11,242	$11,717	$11,533
11/30/2019	$11,242	$11,715	$11,527
12/31/2019	$11,244	$11,732	$11,519
1/31/2020	$11,471	$11,943	$11,740
2/29/2020	$11,613	$12,121	$11,952
3/31/2020	$11,112	$11,885	$11,881
4/30/2020	$11,335	$12,123	$12,093
5/31/2020	$11,480	$12,236	$12,149
6/30/2020	$11,615	$12,338	$12,225
7/31/2020	$11,890	$12,555	$12,408
8/31/2020	$11,848	$12,482	$12,308
9/30/2020	$11,827	$12,460	$12,301
10/31/2020	$11,792	$12,415	$12,246
11/30/2020	$11,988	$12,577	$12,366
12/31/2020	$12,071	$12,621	$12,383
1/31/2021	$12,021	$12,541	$12,295
2/28/2021	$11,894	$12,380	$12,117
3/31/2021	$11,779	$12,236	$11,966
4/30/2021	$11,889	$12,339	$12,060
5/31/2021	$11,934	$12,386	$12,100
6/30/2021	$12,047	$12,476	$12,185
7/31/2021	$12,159	$12,601	$12,321
8/31/2021	$12,145	$12,593	$12,297
9/30/2021	$12,052	$12,485	$12,191
10/31/2021	$12,049	$12,475	$12,188
11/30/2021	$12,069	$12,490	$12,224
12/31/2021	$12,058	$12,482	$12,192
1/31/2022	$11,826	$12,208	$11,930
2/28/2022	$11,686	$12,042	$11,797
3/31/2022	$11,364	$11,718	$11,469
4/30/2022	$10,970	$11,281	$11,034
5/31/2022	$10,939	$11,344	$11,105
6/30/2022	$10,676	$11,117	$10,931
7/31/2022	$10,953	$11,396	$11,198
8/31/2022	$10,693	$11,100	$10,881
9/30/2022	$10,196	$10,622	$10,411
10/31/2022	$10,064	$10,505	$10,276
11/30/2022	$10,406	$10,897	$10,654
12/31/2022	$10,361	$10,860	$10,606
1/31/2023	$10,719	$11,197	$10,932
2/28/2023	$10,466	$10,922	$10,650
3/31/2023	$10,686	$11,178	$10,920
4/30/2023	$10,749	$11,246	$10,987
5/31/2023	$10,619	$11,130	$10,867
6/30/2023	$10,610	$11,112	$10,828
7/31/2023	$10,638	$11,123	$10,821
8/31/2023	$10,581	$11,056	$10,751
9/30/2023	$10,327	$10,793	$10,478
10/31/2023	$10,172	$10,630	$10,313
11/30/2023	$10,610	$11,109	$10,780
12/31/2023	$11,013	$11,530	$11,193
1/31/2024	$11,006	$11,503	$11,162
2/29/2024	$10,885	$11,365	$11,004
3/31/2024	$10,992	$11,476	$11,106
4/30/2024	$10,745	$11,208	$10,825
5/31/2024	$10,916	$11,394	$11,009
6/30/2024	$11,023	$11,498	$11,113
7/31/2024	$11,272	$11,759	$11,373
8/31/2024	$11,458	$11,932	$11,536
9/30/2024	$11,605	$12,096	$11,690
10/31/2024	$11,338	$11,821	$11,401
11/30/2024	$11,473	$11,946	$11,521
12/31/2024	$11,296	$11,765	$11,332
1/31/2025	$11,380	$11,836	$11,393
2/28/2025	$11,608	$12,081	$11,643
3/31/2025	$11,589	$12,078	$11,648
4/30/2025	$11,583	$12,121	$11,693
5/31/2025	$11,536	$12,059	$11,610
6/30/2025	$11,727	$12,247	$11,788
7/31/2025	$11,710	$12,230	$11,757
8/31/2025	$11,850	$12,377	$11,898
9/30/2025	$11,990	$12,508	$12,028
10/31/2025	$12,063	$12,590	$12,103
11/30/2025	$12,136	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	5.78%	0.25%	2.19%
Class A with sales charge	3.43%	(0.21%)	1.95%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LTRAX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-275-A

01/26

Class C

LTRCX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.11%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,920	$9,950	$9,968
1/31/2016	$9,968	$10,060	$10,105
2/29/2016	$10,017	$10,131	$10,177
3/31/2016	$10,183	$10,255	$10,270
4/30/2016	$10,271	$10,325	$10,309
5/31/2016	$10,268	$10,334	$10,312
6/30/2016	$10,443	$10,515	$10,497
7/31/2016	$10,538	$10,602	$10,564
8/31/2016	$10,556	$10,613	$10,552
9/30/2016	$10,545	$10,616	$10,545
10/31/2016	$10,485	$10,546	$10,465
11/30/2016	$10,236	$10,308	$10,217
12/31/2016	$10,255	$10,339	$10,232
1/31/2017	$10,292	$10,376	$10,252
2/28/2017	$10,369	$10,456	$10,321
3/31/2017	$10,356	$10,452	$10,315
4/30/2017	$10,433	$10,539	$10,395
5/31/2017	$10,490	$10,620	$10,475
6/30/2017	$10,487	$10,611	$10,464
7/31/2017	$10,535	$10,664	$10,509
8/31/2017	$10,603	$10,756	$10,603
9/30/2017	$10,558	$10,718	$10,553
10/31/2017	$10,555	$10,731	$10,559
11/30/2017	$10,543	$10,715	$10,546
12/31/2017	$10,580	$10,762	$10,594
1/31/2018	$10,476	$10,659	$10,472
2/28/2018	$10,372	$10,557	$10,373
3/31/2018	$10,404	$10,611	$10,439
4/30/2018	$10,336	$10,540	$10,362
5/31/2018	$10,369	$10,597	$10,435
6/30/2018	$10,352	$10,582	$10,423
7/31/2018	$10,365	$10,604	$10,425
8/31/2018	$10,400	$10,656	$10,492
9/30/2018	$10,362	$10,611	$10,425
10/31/2018	$10,272	$10,522	$10,342
11/30/2018	$10,298	$10,569	$10,404
12/31/2018	$10,417	$10,735	$10,595
1/31/2019	$10,565	$10,883	$10,708
2/28/2019	$10,565	$10,894	$10,701
3/31/2019	$10,737	$11,091	$10,907
4/30/2019	$10,750	$11,107	$10,910
5/31/2019	$10,901	$11,277	$11,103
6/30/2019	$11,042	$11,436	$11,243
7/31/2019	$11,073	$11,470	$11,268
8/31/2019	$11,260	$11,730	$11,560
9/30/2019	$11,207	$11,679	$11,498
10/31/2019	$11,225	$11,717	$11,533
11/30/2019	$11,220	$11,715	$11,527
12/31/2019	$11,215	$11,732	$11,519
1/31/2020	$11,436	$11,943	$11,740
2/29/2020	$11,572	$12,121	$11,952
3/31/2020	$11,067	$11,885	$11,881
4/30/2020	$11,283	$12,123	$12,093
5/31/2020	$11,422	$12,236	$12,149
6/30/2020	$11,550	$12,338	$12,225
7/31/2020	$11,818	$12,555	$12,408
8/31/2020	$11,770	$12,482	$12,308
9/30/2020	$11,743	$12,460	$12,301
10/31/2020	$11,702	$12,415	$12,246
11/30/2020	$11,890	$12,577	$12,366
12/31/2020	$11,966	$12,621	$12,383
1/31/2021	$11,921	$12,541	$12,295
2/28/2021	$11,779	$12,380	$12,117
3/31/2021	$11,658	$12,236	$11,966
4/30/2021	$11,761	$12,339	$12,060
5/31/2021	$11,799	$12,386	$12,100
6/30/2021	$11,904	$12,476	$12,185
7/31/2021	$12,008	$12,601	$12,321
8/31/2021	$11,989	$12,593	$12,297
9/30/2021	$11,891	$12,485	$12,191
10/31/2021	$11,882	$12,475	$12,188
11/30/2021	$11,895	$12,490	$12,224
12/31/2021	$11,890	$12,482	$12,192
1/31/2022	$11,643	$12,208	$11,930
2/28/2022	$11,500	$12,042	$11,797
3/31/2022	$11,176	$11,718	$11,469
4/30/2022	$10,795	$11,281	$11,034
5/31/2022	$10,759	$11,344	$11,105
6/30/2022	$10,495	$11,117	$10,931
7/31/2022	$10,750	$11,396	$11,198
8/31/2022	$10,489	$11,100	$10,881
9/30/2022	$10,007	$10,622	$10,411
10/31/2022	$9,861	$10,505	$10,276
11/30/2022	$10,192	$10,897	$10,654
12/31/2022	$10,154	$10,860	$10,606
1/31/2023	$10,487	$11,197	$10,932
2/28/2023	$10,235	$10,922	$10,650
3/31/2023	$10,444	$11,178	$10,920
4/30/2023	$10,501	$11,246	$10,987
5/31/2023	$10,380	$11,130	$10,867
6/30/2023	$10,366	$11,112	$10,828
7/31/2023	$10,388	$11,123	$10,821
8/31/2023	$10,315	$11,056	$10,751
9/30/2023	$10,062	$10,793	$10,478
10/31/2023	$9,906	$10,630	$10,313
11/30/2023	$10,328	$11,109	$10,780
12/31/2023	$10,715	$11,530	$11,193
1/31/2024	$10,703	$11,503	$11,162
2/29/2024	$10,580	$11,365	$11,004
3/31/2024	$10,678	$11,476	$11,106
4/30/2024	$10,433	$11,208	$10,825
5/31/2024	$10,606	$11,394	$11,009
6/30/2024	$10,705	$11,498	$11,113
7/31/2024	$10,929	$11,759	$11,373
8/31/2024	$11,103	$11,932	$11,536
9/30/2024	$11,240	$12,096	$11,690
10/31/2024	$10,976	$11,821	$11,401
11/30/2024	$11,100	$11,946	$11,521
12/31/2024	$10,923	$11,765	$11,332
1/31/2025	$10,999	$11,836	$11,393
2/28/2025	$11,227	$12,081	$11,643
3/31/2025	$11,190	$12,078	$11,648
4/30/2025	$11,178	$12,121	$11,693
5/31/2025	$11,126	$12,059	$11,610
6/30/2025	$11,305	$12,247	$11,788
7/31/2025	$11,295	$12,230	$11,757
8/31/2025	$11,424	$12,377	$11,898
9/30/2025	$11,540	$12,508	$12,028
10/31/2025	$11,604	$12,590	$12,103
11/30/2025	$11,668	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.11%	(0.38%)	1.55%
Class C with sales charge	4.11%	(0.38%)	1.55%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LTRCX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-585-C

01/26

Class F

LTRFX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,926	$9,950	$9,968
1/31/2016	$9,981	$10,060	$10,105
2/29/2016	$10,036	$10,131	$10,177
3/31/2016	$10,208	$10,255	$10,270
4/30/2016	$10,303	$10,325	$10,309
5/31/2016	$10,306	$10,334	$10,312
6/30/2016	$10,478	$10,515	$10,497
7/31/2016	$10,590	$10,602	$10,564
8/31/2016	$10,604	$10,613	$10,552
9/30/2016	$10,610	$10,616	$10,545
10/31/2016	$10,546	$10,546	$10,465
11/30/2016	$10,312	$10,308	$10,217
12/31/2016	$10,337	$10,339	$10,232
1/31/2017	$10,380	$10,376	$10,252
2/28/2017	$10,454	$10,456	$10,321
3/31/2017	$10,457	$10,452	$10,315
4/30/2017	$10,542	$10,539	$10,395
5/31/2017	$10,606	$10,620	$10,475
6/30/2017	$10,609	$10,611	$10,464
7/31/2017	$10,654	$10,664	$10,509
8/31/2017	$10,739	$10,756	$10,603
9/30/2017	$10,700	$10,718	$10,553
10/31/2017	$10,704	$10,731	$10,559
11/30/2017	$10,698	$10,715	$10,546
12/31/2017	$10,743	$10,762	$10,594
1/31/2018	$10,643	$10,659	$10,472
2/28/2018	$10,544	$10,557	$10,373
3/31/2018	$10,583	$10,611	$10,439
4/30/2018	$10,519	$10,540	$10,362
5/31/2018	$10,560	$10,597	$10,435
6/30/2018	$10,549	$10,582	$10,423
7/31/2018	$10,569	$10,604	$10,425
8/31/2018	$10,611	$10,656	$10,492
9/30/2018	$10,578	$10,611	$10,425
10/31/2018	$10,493	$10,522	$10,342
11/30/2018	$10,525	$10,569	$10,404
12/31/2018	$10,653	$10,735	$10,595
1/31/2019	$10,811	$10,883	$10,708
2/28/2019	$10,817	$10,894	$10,701
3/31/2019	$10,999	$11,091	$10,907
4/30/2019	$11,019	$11,107	$10,910
5/31/2019	$11,180	$11,277	$11,103
6/30/2019	$11,331	$11,436	$11,243
7/31/2019	$11,370	$11,470	$11,268
8/31/2019	$11,569	$11,730	$11,560
9/30/2019	$11,522	$11,679	$11,498
10/31/2019	$11,546	$11,717	$11,533
11/30/2019	$11,537	$11,715	$11,527
12/31/2019	$11,550	$11,732	$11,519
1/31/2020	$11,785	$11,943	$11,740
2/29/2020	$11,932	$12,121	$11,952
3/31/2020	$11,418	$11,885	$11,881
4/30/2020	$11,648	$12,123	$12,093
5/31/2020	$11,798	$12,236	$12,149
6/30/2020	$11,926	$12,338	$12,225
7/31/2020	$12,221	$12,555	$12,408
8/31/2020	$12,179	$12,482	$12,308
9/30/2020	$12,159	$12,460	$12,301
10/31/2020	$12,124	$12,415	$12,246
11/30/2020	$12,326	$12,577	$12,366
12/31/2020	$12,401	$12,621	$12,383
1/31/2021	$12,362	$12,541	$12,295
2/28/2021	$12,233	$12,380	$12,117
3/31/2021	$12,103	$12,236	$11,966
4/30/2021	$12,230	$12,339	$12,060
5/31/2021	$12,276	$12,386	$12,100
6/30/2021	$12,394	$12,476	$12,185
7/31/2021	$12,510	$12,601	$12,321
8/31/2021	$12,497	$12,593	$12,297
9/30/2021	$12,402	$12,485	$12,191
10/31/2021	$12,400	$12,475	$12,188
11/30/2021	$12,422	$12,490	$12,224
12/31/2021	$12,412	$12,482	$12,192
1/31/2022	$12,174	$12,208	$11,930
2/28/2022	$12,031	$12,042	$11,797
3/31/2022	$11,700	$11,718	$11,469
4/30/2022	$11,296	$11,281	$11,034
5/31/2022	$11,265	$11,344	$11,105
6/30/2022	$10,995	$11,117	$10,931
7/31/2022	$11,281	$11,396	$11,198
8/31/2022	$11,014	$11,100	$10,881
9/30/2022	$10,503	$10,622	$10,411
10/31/2022	$10,368	$10,505	$10,276
11/30/2022	$10,721	$10,897	$10,654
12/31/2022	$10,676	$10,860	$10,606
1/31/2023	$11,045	$11,197	$10,932
2/28/2023	$10,773	$10,922	$10,650
3/31/2023	$11,013	$11,178	$10,920
4/30/2023	$11,079	$11,246	$10,987
5/31/2023	$10,945	$11,130	$10,867
6/30/2023	$10,938	$11,112	$10,828
7/31/2023	$10,967	$11,123	$10,821
8/31/2023	$10,909	$11,056	$10,751
9/30/2023	$10,636	$10,793	$10,478
10/31/2023	$10,476	$10,630	$10,313
11/30/2023	$10,942	$11,109	$10,780
12/31/2023	$11,346	$11,530	$11,193
1/31/2024	$11,352	$11,503	$11,162
2/29/2024	$11,229	$11,365	$11,004
3/31/2024	$11,339	$11,476	$11,106
4/30/2024	$11,086	$11,208	$10,825
5/31/2024	$11,263	$11,394	$11,009
6/30/2024	$11,375	$11,498	$11,113
7/31/2024	$11,633	$11,759	$11,373
8/31/2024	$11,812	$11,932	$11,536
9/30/2024	$11,978	$12,096	$11,690
10/31/2024	$11,704	$11,821	$11,401
11/30/2024	$11,843	$11,946	$11,521
12/31/2024	$11,662	$11,765	$11,332
1/31/2025	$11,736	$11,836	$11,393
2/28/2025	$11,986	$12,081	$11,643
3/31/2025	$11,954	$12,078	$11,648
4/30/2025	$11,962	$12,121	$11,693
5/31/2025	$11,914	$12,059	$11,610
6/30/2025	$12,113	$12,247	$11,788
7/31/2025	$12,096	$12,230	$11,757
8/31/2025	$12,242	$12,377	$11,898
9/30/2025	$12,388	$12,508	$12,028
10/31/2025	$12,464	$12,590	$12,103
11/30/2025	$12,540	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	5.89%	0.35%	2.29%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LTRFX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1012-F

01/26

Class F3

LTROX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$37	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.21%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,059	$10,051
5/31/2017	$10,132	$10,137	$10,128
6/30/2017	$10,128	$10,128	$10,118
7/31/2017	$10,183	$10,178	$10,162
8/31/2017	$10,266	$10,266	$10,253
9/30/2017	$10,221	$10,230	$10,204
10/31/2017	$10,236	$10,242	$10,210
11/30/2017	$10,222	$10,227	$10,197
12/31/2017	$10,266	$10,272	$10,244
1/31/2018	$10,173	$10,173	$10,126
2/28/2018	$10,090	$10,077	$10,030
3/31/2018	$10,129	$10,127	$10,094
4/30/2018	$10,060	$10,060	$10,019
5/31/2018	$10,101	$10,115	$10,091
6/30/2018	$10,091	$10,100	$10,078
7/31/2018	$10,122	$10,121	$10,080
8/31/2018	$10,154	$10,171	$10,145
9/30/2018	$10,135	$10,127	$10,080
10/31/2018	$10,045	$10,043	$10,000
11/30/2018	$10,087	$10,088	$10,060
12/31/2018	$10,202	$10,246	$10,245
1/31/2019	$10,354	$10,387	$10,354
2/28/2019	$10,362	$10,398	$10,348
3/31/2019	$10,549	$10,586	$10,546
4/30/2019	$10,559	$10,601	$10,549
5/31/2019	$10,716	$10,763	$10,736
6/30/2019	$10,872	$10,916	$10,871
7/31/2019	$10,901	$10,948	$10,895
8/31/2019	$11,104	$11,196	$11,177
9/30/2019	$11,050	$11,147	$11,118
10/31/2019	$11,076	$11,183	$11,151
11/30/2019	$11,079	$11,181	$11,146
12/31/2019	$11,094	$11,198	$11,138
1/31/2020	$11,310	$11,399	$11,352
2/29/2020	$11,453	$11,569	$11,557
3/31/2020	$10,962	$11,343	$11,489
4/30/2020	$11,184	$11,571	$11,693
5/31/2020	$11,331	$11,679	$11,747
6/30/2020	$11,466	$11,776	$11,821
7/31/2020	$11,751	$11,983	$11,998
8/31/2020	$11,713	$11,914	$11,901
9/30/2020	$11,695	$11,892	$11,894
10/31/2020	$11,664	$11,850	$11,841
11/30/2020	$11,849	$12,005	$11,958
12/31/2020	$11,934	$12,046	$11,974
1/31/2021	$11,899	$11,970	$11,888
2/28/2021	$11,765	$11,816	$11,716
3/31/2021	$11,653	$11,678	$11,570
4/30/2021	$11,777	$11,777	$11,662
5/31/2021	$11,824	$11,821	$11,700
6/30/2021	$11,927	$11,908	$11,782
7/31/2021	$12,041	$12,027	$11,914
8/31/2021	$12,042	$12,019	$11,891
9/30/2021	$11,942	$11,917	$11,788
10/31/2021	$11,941	$11,907	$11,785
11/30/2021	$11,964	$11,921	$11,820
12/31/2021	$11,968	$11,913	$11,789
1/31/2022	$11,729	$11,652	$11,535
2/28/2022	$11,604	$11,493	$11,407
3/31/2022	$11,276	$11,185	$11,090
4/30/2022	$10,900	$10,768	$10,669
5/31/2022	$10,872	$10,827	$10,738
6/30/2022	$10,613	$10,610	$10,569
7/31/2022	$10,880	$10,877	$10,828
8/31/2022	$10,624	$10,594	$10,522
9/30/2022	$10,144	$10,138	$10,067
10/31/2022	$10,016	$10,027	$9,937
11/30/2022	$10,358	$10,401	$10,302
12/31/2022	$10,316	$10,365	$10,256
1/31/2023	$10,663	$10,687	$10,571
2/28/2023	$10,413	$10,424	$10,298
3/31/2023	$10,635	$10,669	$10,559
4/30/2023	$10,700	$10,734	$10,623
5/31/2023	$10,585	$10,623	$10,508
6/30/2023	$10,580	$10,606	$10,470
7/31/2023	$10,610	$10,617	$10,463
8/31/2023	$10,543	$10,553	$10,396
9/30/2023	$10,293	$10,301	$10,132
10/31/2023	$10,141	$10,146	$9,972
11/30/2023	$10,580	$10,603	$10,424
12/31/2023	$10,985	$11,005	$10,823
1/31/2024	$10,980	$10,979	$10,793
2/29/2024	$10,862	$10,847	$10,640
3/31/2024	$10,971	$10,954	$10,739
4/30/2024	$10,740	$10,698	$10,467
5/31/2024	$10,913	$10,875	$10,645
6/30/2024	$11,024	$10,975	$10,746
7/31/2024	$11,263	$11,224	$10,997
8/31/2024	$11,451	$11,389	$11,155
9/30/2024	$11,614	$11,545	$11,304
10/31/2024	$11,350	$11,283	$11,024
11/30/2024	$11,474	$11,402	$11,140
12/31/2024	$11,300	$11,230	$10,958
1/31/2025	$11,387	$11,297	$11,016
2/28/2025	$11,631	$11,531	$11,258
3/31/2025	$11,602	$11,528	$11,263
4/30/2025	$11,598	$11,569	$11,307
5/31/2025	$11,554	$11,510	$11,226
6/30/2025	$11,749	$11,689	$11,399
7/31/2025	$11,748	$11,673	$11,368
8/31/2025	$11,891	$11,813	$11,504
9/30/2025	$12,021	$11,938	$11,630
10/31/2025	$12,098	$12,017	$11,703
11/30/2025	$12,187	$12,089	$11,775

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.21%	0.56%	2.31%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.91%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LTROX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8982-F3

01/26

Class I

LTRYX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.03%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,927	$9,950	$9,968
1/31/2016	$9,983	$10,060	$10,105
2/29/2016	$10,038	$10,131	$10,177
3/31/2016	$10,212	$10,255	$10,270
4/30/2016	$10,307	$10,325	$10,309
5/31/2016	$10,312	$10,334	$10,312
6/30/2016	$10,494	$10,515	$10,497
7/31/2016	$10,597	$10,602	$10,564
8/31/2016	$10,622	$10,613	$10,552
9/30/2016	$10,618	$10,616	$10,545
10/31/2016	$10,566	$10,546	$10,465
11/30/2016	$10,323	$10,308	$10,217
12/31/2016	$10,350	$10,339	$10,232
1/31/2017	$10,393	$10,376	$10,252
2/28/2017	$10,478	$10,456	$10,321
3/31/2017	$10,472	$10,452	$10,315
4/30/2017	$10,558	$10,539	$10,395
5/31/2017	$10,623	$10,620	$10,475
6/30/2017	$10,627	$10,611	$10,464
7/31/2017	$10,683	$10,664	$10,509
8/31/2017	$10,759	$10,756	$10,603
9/30/2017	$10,721	$10,718	$10,553
10/31/2017	$10,726	$10,731	$10,559
11/30/2017	$10,721	$10,715	$10,546
12/31/2017	$10,756	$10,762	$10,594
1/31/2018	$10,668	$10,659	$10,472
2/28/2018	$10,569	$10,557	$10,373
3/31/2018	$10,610	$10,611	$10,439
4/30/2018	$10,547	$10,540	$10,362
5/31/2018	$10,590	$10,597	$10,435
6/30/2018	$10,579	$10,582	$10,423
7/31/2018	$10,600	$10,604	$10,425
8/31/2018	$10,644	$10,656	$10,492
9/30/2018	$10,613	$10,611	$10,425
10/31/2018	$10,518	$10,522	$10,342
11/30/2018	$10,562	$10,569	$10,404
12/31/2018	$10,692	$10,735	$10,595
1/31/2019	$10,851	$10,883	$10,708
2/28/2019	$10,858	$10,894	$10,701
3/31/2019	$11,043	$11,091	$10,907
4/30/2019	$11,063	$11,107	$10,910
5/31/2019	$11,227	$11,277	$11,103
6/30/2019	$11,379	$11,436	$11,243
7/31/2019	$11,419	$11,470	$11,268
8/31/2019	$11,621	$11,730	$11,560
9/30/2019	$11,575	$11,679	$11,498
10/31/2019	$11,601	$11,717	$11,533
11/30/2019	$11,593	$11,715	$11,527
12/31/2019	$11,608	$11,732	$11,519
1/31/2020	$11,844	$11,943	$11,740
2/29/2020	$11,993	$12,121	$11,952
3/31/2020	$11,479	$11,885	$11,881
4/30/2020	$11,711	$12,123	$12,093
5/31/2020	$11,863	$12,236	$12,149
6/30/2020	$12,004	$12,338	$12,225
7/31/2020	$12,291	$12,555	$12,408
8/31/2020	$12,250	$12,482	$12,308
9/30/2020	$12,231	$12,460	$12,301
10/31/2020	$12,198	$12,415	$12,246
11/30/2020	$12,402	$12,577	$12,366
12/31/2020	$12,491	$12,621	$12,383
1/31/2021	$12,453	$12,541	$12,295
2/28/2021	$12,313	$12,380	$12,117
3/31/2021	$12,196	$12,236	$11,966
4/30/2021	$12,313	$12,339	$12,060
5/31/2021	$12,361	$12,386	$12,100
6/30/2021	$12,480	$12,476	$12,185
7/31/2021	$12,599	$12,601	$12,321
8/31/2021	$12,588	$12,593	$12,297
9/30/2021	$12,494	$12,485	$12,191
10/31/2021	$12,493	$12,475	$12,188
11/30/2021	$12,516	$12,490	$12,224
12/31/2021	$12,508	$12,482	$12,192
1/31/2022	$12,270	$12,208	$11,930
2/28/2022	$12,128	$12,042	$11,797
3/31/2022	$11,796	$11,718	$11,469
4/30/2022	$11,391	$11,281	$11,034
5/31/2022	$11,361	$11,344	$11,105
6/30/2022	$11,091	$11,117	$10,931
7/31/2022	$11,381	$11,396	$11,198
8/31/2022	$11,101	$11,100	$10,881
9/30/2022	$10,600	$10,622	$10,411
10/31/2022	$10,465	$10,505	$10,276
11/30/2022	$10,822	$10,897	$10,654
12/31/2022	$10,778	$10,860	$10,606
1/31/2023	$11,151	$11,197	$10,932
2/28/2023	$10,879	$10,922	$10,650
3/31/2023	$11,122	$11,178	$10,920
4/30/2023	$11,189	$11,246	$10,987
5/31/2023	$11,056	$11,130	$10,867
6/30/2023	$11,050	$11,112	$10,828
7/31/2023	$11,081	$11,123	$10,821
8/31/2023	$11,011	$11,056	$10,751
9/30/2023	$10,750	$10,793	$10,478
10/31/2023	$10,591	$10,630	$10,313
11/30/2023	$11,061	$11,109	$10,780
12/31/2023	$11,470	$11,530	$11,193
1/31/2024	$11,478	$11,503	$11,162
2/29/2024	$11,355	$11,365	$11,004
3/31/2024	$11,455	$11,476	$11,106
4/30/2024	$11,213	$11,208	$10,825
5/31/2024	$11,394	$11,394	$11,009
6/30/2024	$11,508	$11,498	$11,113
7/31/2024	$11,770	$11,759	$11,373
8/31/2024	$11,952	$11,932	$11,536
9/30/2024	$12,121	$12,096	$11,690
10/31/2024	$11,846	$11,821	$11,401
11/30/2024	$11,988	$11,946	$11,521
12/31/2024	$11,806	$11,765	$11,332
1/31/2025	$11,883	$11,836	$11,393
2/28/2025	$12,137	$12,081	$11,643
3/31/2025	$12,106	$12,078	$11,648
4/30/2025	$12,116	$12,121	$11,693
5/31/2025	$12,055	$12,059	$11,610
6/30/2025	$12,272	$12,247	$11,788
7/31/2025	$12,256	$12,230	$11,757
8/31/2025	$12,405	$12,377	$11,898
9/30/2025	$12,554	$12,508	$12,028
10/31/2025	$12,633	$12,590	$12,103
11/30/2025	$12,712	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.03%	0.49%	2.43%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LTRYX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-691-I

01/26

Class P

LTRPX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.50%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,924	$9,950	$9,968
1/31/2016	$9,976	$10,060	$10,105
2/29/2016	$10,027	$10,131	$10,177
3/31/2016	$10,196	$10,255	$10,270
4/30/2016	$10,288	$10,325	$10,309
5/31/2016	$10,288	$10,334	$10,312
6/30/2016	$10,465	$10,515	$10,497
7/31/2016	$10,564	$10,602	$10,564
8/31/2016	$10,585	$10,613	$10,552
9/30/2016	$10,578	$10,616	$10,545
10/31/2016	$10,522	$10,546	$10,465
11/30/2016	$10,276	$10,308	$10,217
12/31/2016	$10,299	$10,339	$10,232
1/31/2017	$10,339	$10,376	$10,252
2/28/2017	$10,409	$10,456	$10,321
3/31/2017	$10,409	$10,452	$10,315
4/30/2017	$10,490	$10,539	$10,395
5/31/2017	$10,551	$10,620	$10,475
6/30/2017	$10,551	$10,611	$10,464
7/31/2017	$10,603	$10,664	$10,509
8/31/2017	$10,674	$10,756	$10,603
9/30/2017	$10,633	$10,718	$10,553
10/31/2017	$10,633	$10,731	$10,559
11/30/2017	$10,624	$10,715	$10,546
12/31/2017	$10,655	$10,762	$10,594
1/31/2018	$10,564	$10,659	$10,472
2/28/2018	$10,463	$10,557	$10,373
3/31/2018	$10,499	$10,611	$10,439
4/30/2018	$10,434	$10,540	$10,362
5/31/2018	$10,471	$10,597	$10,435
6/30/2018	$10,457	$10,582	$10,423
7/31/2018	$10,473	$10,604	$10,425
8/31/2018	$10,512	$10,656	$10,492
9/30/2018	$10,477	$10,611	$10,425
10/31/2018	$10,380	$10,522	$10,342
11/30/2018	$10,419	$10,569	$10,404
12/31/2018	$10,532	$10,735	$10,595
1/31/2019	$10,695	$10,883	$10,708
2/28/2019	$10,698	$10,894	$10,701
3/31/2019	$10,875	$11,091	$10,907
4/30/2019	$10,891	$11,107	$10,910
5/31/2019	$11,047	$11,277	$11,103
6/30/2019	$11,192	$11,436	$11,243
7/31/2019	$11,227	$11,470	$11,268
8/31/2019	$11,420	$11,730	$11,560
9/30/2019	$11,370	$11,679	$11,498
10/31/2019	$11,391	$11,717	$11,533
11/30/2019	$11,379	$11,715	$11,527
12/31/2019	$11,388	$11,732	$11,519
1/31/2020	$11,615	$11,943	$11,740
2/29/2020	$11,756	$12,121	$11,952
3/31/2020	$11,249	$11,885	$11,881
4/30/2020	$11,472	$12,123	$12,093
5/31/2020	$11,616	$12,236	$12,149
6/30/2020	$11,749	$12,338	$12,225
7/31/2020	$12,024	$12,555	$12,408
8/31/2020	$11,979	$12,482	$12,308
9/30/2020	$11,956	$12,460	$12,301
10/31/2020	$11,918	$12,415	$12,246
11/30/2020	$12,113	$12,577	$12,366
12/31/2020	$12,194	$12,621	$12,383
1/31/2021	$12,152	$12,541	$12,295
2/28/2021	$12,011	$12,380	$12,117
3/31/2021	$11,893	$12,236	$11,966
4/30/2021	$12,001	$12,339	$12,060
5/31/2021	$12,044	$12,386	$12,100
6/30/2021	$12,155	$12,476	$12,185
7/31/2021	$12,265	$12,601	$12,321
8/31/2021	$12,249	$12,593	$12,297
9/30/2021	$12,153	$12,485	$12,191
10/31/2021	$12,148	$12,475	$12,188
11/30/2021	$12,165	$12,490	$12,224
12/31/2021	$12,152	$12,482	$12,192
1/31/2022	$11,916	$12,208	$11,930
2/28/2022	$11,774	$12,042	$11,797
3/31/2022	$11,448	$11,718	$11,469
4/30/2022	$11,052	$11,281	$11,034
5/31/2022	$11,018	$11,344	$11,105
6/30/2022	$10,753	$11,117	$10,931
7/31/2022	$11,028	$11,396	$11,198
8/31/2022	$10,754	$11,100	$10,881
9/30/2022	$10,266	$10,622	$10,411
10/31/2022	$10,120	$10,505	$10,276
11/30/2022	$10,461	$10,897	$10,654
12/31/2022	$10,425	$10,860	$10,606
1/31/2023	$10,769	$11,197	$10,932
2/28/2023	$10,514	$10,922	$10,650
3/31/2023	$10,732	$11,178	$10,920
4/30/2023	$10,793	$11,246	$10,987
5/31/2023	$10,673	$11,130	$10,867
6/30/2023	$10,662	$11,112	$10,828
7/31/2023	$10,687	$11,123	$10,821
8/31/2023	$10,616	$11,056	$10,751
9/30/2023	$10,361	$10,793	$10,478
10/31/2023	$10,204	$10,630	$10,313
11/30/2023	$10,639	$11,109	$10,780
12/31/2023	$11,039	$11,530	$11,193
1/31/2024	$11,030	$11,503	$11,162
2/29/2024	$10,908	$11,365	$11,004
3/31/2024	$11,012	$11,476	$11,106
4/30/2024	$10,763	$11,208	$10,825
5/31/2024	$10,932	$11,394	$11,009
6/30/2024	$11,037	$11,498	$11,113
7/31/2024	$11,283	$11,759	$11,373
8/31/2024	$11,453	$11,932	$11,536
9/30/2024	$11,610	$12,096	$11,690
10/31/2024	$11,343	$11,821	$11,401
11/30/2024	$11,474	$11,946	$11,521
12/31/2024	$11,296	$11,765	$11,332
1/31/2025	$11,365	$11,836	$11,393
2/28/2025	$11,603	$12,081	$11,643
3/31/2025	$11,581	$12,078	$11,648
4/30/2025	$11,572	$12,121	$11,693
5/31/2025	$11,523	$12,059	$11,610
6/30/2025	$11,711	$12,247	$11,788
7/31/2025	$11,691	$12,230	$11,757
8/31/2025	$11,829	$12,377	$11,898
9/30/2025	$11,966	$12,508	$12,028
10/31/2025	$12,036	$12,590	$12,103
11/30/2025	$12,106	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	5.50%	(0.01%)	1.93%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LTRPX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-597-P

01/26

Class R2

LTRQX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$108	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.48%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,922	$9,950	$9,968
1/31/2016	$9,973	$10,060	$10,105
2/29/2016	$10,024	$10,131	$10,177
3/31/2016	$10,192	$10,255	$10,270
4/30/2016	$10,282	$10,325	$10,309
5/31/2016	$10,281	$10,334	$10,312
6/30/2016	$10,448	$10,515	$10,497
7/31/2016	$10,556	$10,602	$10,564
8/31/2016	$10,565	$10,613	$10,552
9/30/2016	$10,566	$10,616	$10,545
10/31/2016	$10,499	$10,546	$10,465
11/30/2016	$10,262	$10,308	$10,217
12/31/2016	$10,283	$10,339	$10,232
1/31/2017	$10,321	$10,376	$10,252
2/28/2017	$10,390	$10,456	$10,321
3/31/2017	$10,390	$10,452	$10,315
4/30/2017	$10,469	$10,539	$10,395
5/31/2017	$10,529	$10,620	$10,475
6/30/2017	$10,528	$10,611	$10,464
7/31/2017	$10,568	$10,664	$10,509
8/31/2017	$10,648	$10,756	$10,603
9/30/2017	$10,605	$10,718	$10,553
10/31/2017	$10,604	$10,731	$10,559
11/30/2017	$10,594	$10,715	$10,546
12/31/2017	$10,624	$10,762	$10,594
1/31/2018	$10,531	$10,659	$10,472
2/28/2018	$10,428	$10,557	$10,373
3/31/2018	$10,463	$10,611	$10,439
4/30/2018	$10,396	$10,540	$10,362
5/31/2018	$10,432	$10,597	$10,435
6/30/2018	$10,416	$10,582	$10,423
7/31/2018	$10,431	$10,604	$10,425
8/31/2018	$10,468	$10,656	$10,492
9/30/2018	$10,432	$10,611	$10,425
10/31/2018	$10,333	$10,522	$10,342
11/30/2018	$10,371	$10,569	$10,404
12/31/2018	$10,482	$10,735	$10,595
1/31/2019	$10,644	$10,883	$10,708
2/28/2019	$10,635	$10,894	$10,701
3/31/2019	$10,821	$11,091	$10,907
4/30/2019	$10,836	$11,107	$10,910
5/31/2019	$10,979	$11,277	$11,103
6/30/2019	$11,134	$11,436	$11,243
7/31/2019	$11,167	$11,470	$11,268
8/31/2019	$11,358	$11,730	$11,560
9/30/2019	$11,296	$11,679	$11,498
10/31/2019	$11,315	$11,717	$11,533
11/30/2019	$11,312	$11,715	$11,527
12/31/2019	$11,321	$11,732	$11,519
1/31/2020	$11,545	$11,943	$11,740
2/29/2020	$11,685	$12,121	$11,952
3/31/2020	$11,177	$11,885	$11,881
4/30/2020	$11,387	$12,123	$12,093
5/31/2020	$11,540	$12,236	$12,149
6/30/2020	$11,660	$12,338	$12,225
7/31/2020	$11,944	$12,555	$12,408
8/31/2020	$11,898	$12,482	$12,308
9/30/2020	$11,873	$12,460	$12,301
10/31/2020	$11,834	$12,415	$12,246
11/30/2020	$12,015	$12,577	$12,366
12/31/2020	$12,094	$12,621	$12,383
1/31/2021	$12,051	$12,541	$12,295
2/28/2021	$11,921	$12,380	$12,117
3/31/2021	$11,789	$12,236	$11,966
4/30/2021	$11,907	$12,339	$12,060
5/31/2021	$11,948	$12,386	$12,100
6/30/2021	$12,057	$12,476	$12,185
7/31/2021	$12,165	$12,601	$12,321
8/31/2021	$12,147	$12,593	$12,297
9/30/2021	$12,039	$12,485	$12,191
10/31/2021	$12,043	$12,475	$12,188
11/30/2021	$12,059	$12,490	$12,224
12/31/2021	$12,044	$12,482	$12,192
1/31/2022	$11,808	$12,208	$11,930
2/28/2022	$11,665	$12,042	$11,797
3/31/2022	$11,339	$11,718	$11,469
4/30/2022	$10,943	$11,281	$11,034
5/31/2022	$10,908	$11,344	$11,105
6/30/2022	$10,642	$11,117	$10,931
7/31/2022	$10,915	$11,396	$11,198
8/31/2022	$10,641	$11,100	$10,881
9/30/2022	$10,153	$10,622	$10,411
10/31/2022	$10,019	$10,505	$10,276
11/30/2022	$10,356	$10,897	$10,654
12/31/2022	$10,307	$10,860	$10,606
1/31/2023	$10,660	$11,197	$10,932
2/28/2023	$10,393	$10,922	$10,650
3/31/2023	$10,620	$11,178	$10,920
4/30/2023	$10,667	$11,246	$10,987
5/31/2023	$10,546	$11,130	$10,867
6/30/2023	$10,535	$11,112	$10,828
7/31/2023	$10,558	$11,123	$10,821
8/31/2023	$10,486	$11,056	$10,751
9/30/2023	$10,231	$10,793	$10,478
10/31/2023	$10,073	$10,630	$10,313
11/30/2023	$10,517	$11,109	$10,780
12/31/2023	$10,901	$11,530	$11,193
1/31/2024	$10,902	$11,503	$11,162
2/29/2024	$10,779	$11,365	$11,004
3/31/2024	$10,868	$11,476	$11,106
4/30/2024	$10,633	$11,208	$10,825
5/31/2024	$10,798	$11,394	$11,009
6/30/2024	$10,901	$11,498	$11,113
7/31/2024	$11,144	$11,759	$11,373
8/31/2024	$11,311	$11,932	$11,536
9/30/2024	$11,465	$12,096	$11,690
10/31/2024	$11,198	$11,821	$11,401
11/30/2024	$11,314	$11,946	$11,521
12/31/2024	$11,148	$11,765	$11,332
1/31/2025	$11,214	$11,836	$11,393
2/28/2025	$11,449	$12,081	$11,643
3/31/2025	$11,414	$12,078	$11,648
4/30/2025	$11,417	$12,121	$11,693
5/31/2025	$11,353	$12,059	$11,610
6/30/2025	$11,551	$12,247	$11,788
7/31/2025	$11,530	$12,230	$11,757
8/31/2025	$11,664	$12,377	$11,898
9/30/2025	$11,798	$12,508	$12,028
10/31/2025	$11,853	$12,590	$12,103
11/30/2025	$11,934	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	5.48%	(0.14%)	1.78%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LTRQX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-1082-R2

01/26

Class R3

LTRRX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.47%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,923	$9,950	$9,968
1/31/2016	$9,975	$10,060	$10,105
2/29/2016	$10,026	$10,131	$10,177
3/31/2016	$10,195	$10,255	$10,270
4/30/2016	$10,277	$10,325	$10,309
5/31/2016	$10,286	$10,334	$10,312
6/30/2016	$10,454	$10,515	$10,497
7/31/2016	$10,563	$10,602	$10,564
8/31/2016	$10,573	$10,613	$10,552
9/30/2016	$10,575	$10,616	$10,545
10/31/2016	$10,509	$10,546	$10,465
11/30/2016	$10,272	$10,308	$10,217
12/31/2016	$10,294	$10,339	$10,232
1/31/2017	$10,333	$10,376	$10,252
2/28/2017	$10,403	$10,456	$10,321
3/31/2017	$10,403	$10,452	$10,315
4/30/2017	$10,474	$10,539	$10,395
5/31/2017	$10,544	$10,620	$10,475
6/30/2017	$10,545	$10,611	$10,464
7/31/2017	$10,586	$10,664	$10,509
8/31/2017	$10,667	$10,756	$10,603
9/30/2017	$10,625	$10,718	$10,553
10/31/2017	$10,625	$10,731	$10,559
11/30/2017	$10,615	$10,715	$10,546
12/31/2017	$10,646	$10,762	$10,594
1/31/2018	$10,554	$10,659	$10,472
2/28/2018	$10,452	$10,557	$10,373
3/31/2018	$10,487	$10,611	$10,439
4/30/2018	$10,421	$10,540	$10,362
5/31/2018	$10,447	$10,597	$10,435
6/30/2018	$10,443	$10,582	$10,423
7/31/2018	$10,459	$10,604	$10,425
8/31/2018	$10,497	$10,656	$10,492
9/30/2018	$10,462	$10,611	$10,425
10/31/2018	$10,363	$10,522	$10,342
11/30/2018	$10,402	$10,569	$10,404
12/31/2018	$10,515	$10,735	$10,595
1/31/2019	$10,677	$10,883	$10,708
2/28/2019	$10,670	$10,894	$10,701
3/31/2019	$10,857	$11,091	$10,907
4/30/2019	$10,873	$11,107	$10,910
5/31/2019	$11,018	$11,277	$11,103
6/30/2019	$11,174	$11,436	$11,243
7/31/2019	$11,208	$11,470	$11,268
8/31/2019	$11,401	$11,730	$11,560
9/30/2019	$11,339	$11,679	$11,498
10/31/2019	$11,360	$11,717	$11,533
11/30/2019	$11,358	$11,715	$11,527
12/31/2019	$11,367	$11,732	$11,519
1/31/2020	$11,594	$11,943	$11,740
2/29/2020	$11,735	$12,121	$11,952
3/31/2020	$11,226	$11,885	$11,881
4/30/2020	$11,437	$12,123	$12,093
5/31/2020	$11,592	$12,236	$12,149
6/30/2020	$11,714	$12,338	$12,225
7/31/2020	$12,000	$12,555	$12,408
8/31/2020	$11,955	$12,482	$12,308
9/30/2020	$11,930	$12,460	$12,301
10/31/2020	$11,892	$12,415	$12,246
11/30/2020	$12,076	$12,577	$12,366
12/31/2020	$12,156	$12,621	$12,383
1/31/2021	$12,114	$12,541	$12,295
2/28/2021	$11,983	$12,380	$12,117
3/31/2021	$11,852	$12,236	$11,966
4/30/2021	$11,972	$12,339	$12,060
5/31/2021	$12,014	$12,386	$12,100
6/30/2021	$12,125	$12,476	$12,185
7/31/2021	$12,234	$12,601	$12,321
8/31/2021	$12,218	$12,593	$12,297
9/30/2021	$12,121	$12,485	$12,191
10/31/2021	$12,115	$12,475	$12,188
11/30/2021	$12,132	$12,490	$12,224
12/31/2021	$12,119	$12,482	$12,192
1/31/2022	$11,882	$12,208	$11,930
2/28/2022	$11,739	$12,042	$11,797
3/31/2022	$11,412	$11,718	$11,469
4/30/2022	$11,014	$11,281	$11,034
5/31/2022	$10,980	$11,344	$11,105
6/30/2022	$10,713	$11,117	$10,931
7/31/2022	$10,989	$11,396	$11,198
8/31/2022	$10,713	$11,100	$10,881
9/30/2022	$10,224	$10,622	$10,411
10/31/2022	$10,089	$10,505	$10,276
11/30/2022	$10,429	$10,897	$10,654
12/31/2022	$10,381	$10,860	$10,606
1/31/2023	$10,737	$11,197	$10,932
2/28/2023	$10,469	$10,922	$10,650
3/31/2023	$10,699	$11,178	$10,920
4/30/2023	$10,759	$11,246	$10,987
5/31/2023	$10,626	$11,130	$10,867
6/30/2023	$10,615	$11,112	$10,828
7/31/2023	$10,640	$11,123	$10,821
8/31/2023	$10,581	$11,056	$10,751
9/30/2023	$10,312	$10,793	$10,478
10/31/2023	$10,154	$10,630	$10,313
11/30/2023	$10,602	$11,109	$10,780
12/31/2023	$10,990	$11,530	$11,193
1/31/2024	$10,992	$11,503	$11,162
2/29/2024	$10,869	$11,365	$11,004
3/31/2024	$10,972	$11,476	$11,106
4/30/2024	$10,723	$11,208	$10,825
5/31/2024	$10,891	$11,394	$11,009
6/30/2024	$10,996	$11,498	$11,113
7/31/2024	$11,241	$11,759	$11,373
8/31/2024	$11,411	$11,932	$11,536
9/30/2024	$11,567	$12,096	$11,690
10/31/2024	$11,298	$11,821	$11,401
11/30/2024	$11,430	$11,946	$11,521
12/31/2024	$11,250	$11,765	$11,332
1/31/2025	$11,318	$11,836	$11,393
2/28/2025	$11,556	$12,081	$11,643
3/31/2025	$11,535	$12,078	$11,648
4/30/2025	$11,525	$12,121	$11,693
5/31/2025	$11,475	$12,059	$11,610
6/30/2025	$11,663	$12,247	$11,788
7/31/2025	$11,643	$12,230	$11,757
8/31/2025	$11,779	$12,377	$11,898
9/30/2025	$11,916	$12,508	$12,028
10/31/2025	$11,985	$12,590	$12,103
11/30/2025	$12,054	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	5.47%	(0.04%)	1.89%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LTRRX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-2056-R3

01/26

Class R4

LTRKX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.73%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,925	$9,950	$9,968
1/31/2016	$9,989	$10,060	$10,105
2/29/2016	$10,033	$10,131	$10,177
3/31/2016	$10,204	$10,255	$10,270
4/30/2016	$10,297	$10,325	$10,309
5/31/2016	$10,300	$10,334	$10,312
6/30/2016	$10,480	$10,515	$10,497
7/31/2016	$10,581	$10,602	$10,564
8/31/2016	$10,603	$10,613	$10,552
9/30/2016	$10,598	$10,616	$10,545
10/31/2016	$10,543	$10,546	$10,465
11/30/2016	$10,298	$10,308	$10,217
12/31/2016	$10,322	$10,339	$10,232
1/31/2017	$10,364	$10,376	$10,252
2/28/2017	$10,446	$10,456	$10,321
3/31/2017	$10,439	$10,452	$10,315
4/30/2017	$10,522	$10,539	$10,395
5/31/2017	$10,585	$10,620	$10,475
6/30/2017	$10,587	$10,611	$10,464
7/31/2017	$10,641	$10,664	$10,509
8/31/2017	$10,714	$10,756	$10,603
9/30/2017	$10,674	$10,718	$10,553
10/31/2017	$10,687	$10,731	$10,559
11/30/2017	$10,669	$10,715	$10,546
12/31/2017	$10,712	$10,762	$10,594
1/31/2018	$10,612	$10,659	$10,472
2/28/2018	$10,512	$10,557	$10,373
3/31/2018	$10,549	$10,611	$10,439
4/30/2018	$10,485	$10,540	$10,362
5/31/2018	$10,524	$10,597	$10,435
6/30/2018	$10,511	$10,582	$10,423
7/31/2018	$10,530	$10,604	$10,425
8/31/2018	$10,570	$10,656	$10,492
9/30/2018	$10,537	$10,611	$10,425
10/31/2018	$10,450	$10,522	$10,342
11/30/2018	$10,481	$10,569	$10,404
12/31/2018	$10,608	$10,735	$10,595
1/31/2019	$10,763	$10,883	$10,708
2/28/2019	$10,768	$10,894	$10,701
3/31/2019	$10,948	$11,091	$10,907
4/30/2019	$10,966	$11,107	$10,910
5/31/2019	$11,126	$11,277	$11,103
6/30/2019	$11,275	$11,436	$11,243
7/31/2019	$11,312	$11,470	$11,268
8/31/2019	$11,509	$11,730	$11,560
9/30/2019	$11,460	$11,679	$11,498
10/31/2019	$11,483	$11,717	$11,533
11/30/2019	$11,484	$11,715	$11,527
12/31/2019	$11,484	$11,732	$11,519
1/31/2020	$11,716	$11,943	$11,740
2/29/2020	$11,861	$12,121	$11,952
3/31/2020	$11,349	$11,885	$11,881
4/30/2020	$11,576	$12,123	$12,093
5/31/2020	$11,724	$12,236	$12,149
6/30/2020	$11,861	$12,338	$12,225
7/31/2020	$12,141	$12,555	$12,408
8/31/2020	$12,098	$12,482	$12,308
9/30/2020	$12,076	$12,460	$12,301
10/31/2020	$12,040	$12,415	$12,246
11/30/2020	$12,239	$12,577	$12,366
12/31/2020	$12,312	$12,621	$12,383
1/31/2021	$12,272	$12,541	$12,295
2/28/2021	$12,142	$12,380	$12,117
3/31/2021	$12,024	$12,236	$11,966
4/30/2021	$12,136	$12,339	$12,060
5/31/2021	$12,181	$12,386	$12,100
6/30/2021	$12,296	$12,476	$12,185
7/31/2021	$12,409	$12,601	$12,321
8/31/2021	$12,395	$12,593	$12,297
9/30/2021	$12,300	$12,485	$12,191
10/31/2021	$12,296	$12,475	$12,188
11/30/2021	$12,316	$12,490	$12,224
12/31/2021	$12,305	$12,482	$12,192
1/31/2022	$12,067	$12,208	$11,930
2/28/2022	$11,924	$12,042	$11,797
3/31/2022	$11,594	$11,718	$11,469
4/30/2022	$11,193	$11,281	$11,034
5/31/2022	$11,160	$11,344	$11,105
6/30/2022	$10,891	$11,117	$10,931
7/31/2022	$11,174	$11,396	$11,198
8/31/2022	$10,908	$11,100	$10,881
9/30/2022	$10,400	$10,622	$10,411
10/31/2022	$10,266	$10,505	$10,276
11/30/2022	$10,614	$10,897	$10,654
12/31/2022	$10,567	$10,860	$10,606
1/31/2023	$10,932	$11,197	$10,932
2/28/2023	$10,661	$10,922	$10,650
3/31/2023	$10,897	$11,178	$10,920
4/30/2023	$10,961	$11,246	$10,987
5/31/2023	$10,828	$11,130	$10,867
6/30/2023	$10,819	$11,112	$10,828
7/31/2023	$10,847	$11,123	$10,821
8/31/2023	$10,788	$11,056	$10,751
9/30/2023	$10,529	$10,793	$10,478
10/31/2023	$10,370	$10,630	$10,313
11/30/2023	$10,816	$11,109	$10,780
12/31/2023	$11,227	$11,530	$11,193
1/31/2024	$11,219	$11,503	$11,162
2/29/2024	$11,096	$11,365	$11,004
3/31/2024	$11,204	$11,476	$11,106
4/30/2024	$10,952	$11,208	$10,825
5/31/2024	$11,125	$11,394	$11,009
6/30/2024	$11,235	$11,498	$11,113
7/31/2024	$11,488	$11,759	$11,373
8/31/2024	$11,677	$11,932	$11,536
9/30/2024	$11,826	$12,096	$11,690
10/31/2024	$11,554	$11,821	$11,401
11/30/2024	$11,690	$11,946	$11,521
12/31/2024	$11,509	$11,765	$11,332
1/31/2025	$11,595	$11,836	$11,393
2/28/2025	$11,827	$12,081	$11,643
3/31/2025	$11,807	$12,078	$11,648
4/30/2025	$11,800	$12,121	$11,693
5/31/2025	$11,751	$12,059	$11,610
6/30/2025	$11,946	$12,247	$11,788
7/31/2025	$11,928	$12,230	$11,757
8/31/2025	$12,070	$12,377	$11,898
9/30/2025	$12,213	$12,508	$12,028
10/31/2025	$12,286	$12,590	$12,103
11/30/2025	$12,360	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	5.73%	0.20%	2.14%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LTRKX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8708-R4

01/26

Class R5

LTRTX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 5.99%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,916	$9,950	$9,968
1/31/2016	$9,971	$10,060	$10,105
2/29/2016	$10,016	$10,131	$10,177
3/31/2016	$10,197	$10,255	$10,270
4/30/2016	$10,283	$10,325	$10,309
5/31/2016	$10,288	$10,334	$10,312
6/30/2016	$10,470	$10,515	$10,497
7/31/2016	$10,574	$10,602	$10,564
8/31/2016	$10,599	$10,613	$10,552
9/30/2016	$10,606	$10,616	$10,545
10/31/2016	$10,544	$10,546	$10,465
11/30/2016	$10,301	$10,308	$10,217
12/31/2016	$10,329	$10,339	$10,232
1/31/2017	$10,383	$10,376	$10,252
2/28/2017	$10,457	$10,456	$10,321
3/31/2017	$10,452	$10,452	$10,315
4/30/2017	$10,537	$10,539	$10,395
5/31/2017	$10,612	$10,620	$10,475
6/30/2017	$10,607	$10,611	$10,464
7/31/2017	$10,663	$10,664	$10,509
8/31/2017	$10,749	$10,756	$10,603
9/30/2017	$10,701	$10,718	$10,553
10/31/2017	$10,716	$10,731	$10,559
11/30/2017	$10,700	$10,715	$10,546
12/31/2017	$10,746	$10,762	$10,594
1/31/2018	$10,647	$10,659	$10,472
2/28/2018	$10,559	$10,557	$10,373
3/31/2018	$10,599	$10,611	$10,439
4/30/2018	$10,526	$10,540	$10,362
5/31/2018	$10,568	$10,597	$10,435
6/30/2018	$10,557	$10,582	$10,423
7/31/2018	$10,578	$10,604	$10,425
8/31/2018	$10,621	$10,656	$10,492
9/30/2018	$10,589	$10,611	$10,425
10/31/2018	$10,505	$10,522	$10,342
11/30/2018	$10,538	$10,569	$10,404
12/31/2018	$10,667	$10,735	$10,595
1/31/2019	$10,826	$10,883	$10,708
2/28/2019	$10,833	$10,894	$10,701
3/31/2019	$11,017	$11,091	$10,907
4/30/2019	$11,037	$11,107	$10,910
5/31/2019	$11,200	$11,277	$11,103
6/30/2019	$11,352	$11,436	$11,243
7/31/2019	$11,392	$11,470	$11,268
8/31/2019	$11,593	$11,730	$11,560
9/30/2019	$11,546	$11,679	$11,498
10/31/2019	$11,572	$11,717	$11,533
11/30/2019	$11,575	$11,715	$11,527
12/31/2019	$11,578	$11,732	$11,519
1/31/2020	$11,814	$11,943	$11,740
2/29/2020	$11,962	$12,121	$11,952
3/31/2020	$11,448	$11,885	$11,881
4/30/2020	$11,679	$12,123	$12,093
5/31/2020	$11,831	$12,236	$12,149
6/30/2020	$11,972	$12,338	$12,225
7/31/2020	$12,269	$12,555	$12,408
8/31/2020	$12,228	$12,482	$12,308
9/30/2020	$12,197	$12,460	$12,301
10/31/2020	$12,163	$12,415	$12,246
11/30/2020	$12,367	$12,577	$12,366
12/31/2020	$12,455	$12,621	$12,383
1/31/2021	$12,417	$12,541	$12,295
2/28/2021	$12,276	$12,380	$12,117
3/31/2021	$12,159	$12,236	$11,966
4/30/2021	$12,275	$12,339	$12,060
5/31/2021	$12,335	$12,386	$12,100
6/30/2021	$12,442	$12,476	$12,185
7/31/2021	$12,559	$12,601	$12,321
8/31/2021	$12,560	$12,593	$12,297
9/30/2021	$12,454	$12,485	$12,191
10/31/2021	$12,453	$12,475	$12,188
11/30/2021	$12,475	$12,490	$12,224
12/31/2021	$12,478	$12,482	$12,192
1/31/2022	$12,228	$12,208	$11,930
2/28/2022	$12,097	$12,042	$11,797
3/31/2022	$11,754	$11,718	$11,469
4/30/2022	$11,361	$11,281	$11,034
5/31/2022	$11,331	$11,344	$11,105
6/30/2022	$11,060	$11,117	$10,931
7/31/2022	$11,337	$11,396	$11,198
8/31/2022	$11,070	$11,100	$10,881
9/30/2022	$10,569	$10,622	$10,411
10/31/2022	$10,422	$10,505	$10,276
11/30/2022	$10,778	$10,897	$10,654
12/31/2022	$10,745	$10,860	$10,606
1/31/2023	$11,105	$11,197	$10,932
2/28/2023	$10,845	$10,922	$10,650
3/31/2023	$11,075	$11,178	$10,920
4/30/2023	$11,142	$11,246	$10,987
5/31/2023	$11,022	$11,130	$10,867
6/30/2023	$11,015	$11,112	$10,828
7/31/2023	$11,045	$11,123	$10,821
8/31/2023	$10,975	$11,056	$10,751
9/30/2023	$10,714	$10,793	$10,478
10/31/2023	$10,554	$10,630	$10,313
11/30/2023	$11,011	$11,109	$10,780
12/31/2023	$11,431	$11,530	$11,193
1/31/2024	$11,426	$11,503	$11,162
2/29/2024	$11,302	$11,365	$11,004
3/31/2024	$11,414	$11,476	$11,106
4/30/2024	$11,160	$11,208	$10,825
5/31/2024	$11,353	$11,394	$11,009
6/30/2024	$11,453	$11,498	$11,113
7/31/2024	$11,714	$11,759	$11,373
8/31/2024	$11,909	$11,932	$11,536
9/30/2024	$12,063	$12,096	$11,690
10/31/2024	$11,788	$11,821	$11,401
11/30/2024	$11,930	$11,946	$11,521
12/31/2024	$11,748	$11,765	$11,332
1/31/2025	$11,837	$11,836	$11,393
2/28/2025	$12,077	$12,081	$11,643
3/31/2025	$12,059	$12,078	$11,648
4/30/2025	$12,055	$12,121	$11,693
5/31/2025	$12,007	$12,059	$11,610
6/30/2025	$12,209	$12,247	$11,788
7/31/2025	$12,193	$12,230	$11,757
8/31/2025	$12,355	$12,377	$11,898
9/30/2025	$12,489	$12,508	$12,028
10/31/2025	$12,567	$12,590	$12,103
11/30/2025	$12,645	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	5.99%	0.45%	2.37%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LTRTX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8740-R5

01/26

Class R6

LTRHX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2025, the Fund returned 6.09%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.70% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives contributed to relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. Security selection within asset-backed securities also contributed to relative performance.

Top detractors from performance: Security selection within emerging market sovereign bonds detracted from relative performance. The Fund’s overall rates positioning detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
11/30/2015	$10,000	$10,000	$10,000
12/31/2015	$9,928	$9,950	$9,968
1/31/2016	$9,985	$10,060	$10,105
2/29/2016	$10,041	$10,131	$10,177
3/31/2016	$10,215	$10,255	$10,270
4/30/2016	$10,312	$10,325	$10,309
5/31/2016	$10,317	$10,334	$10,312
6/30/2016	$10,491	$10,515	$10,497
7/31/2016	$10,605	$10,602	$10,564
8/31/2016	$10,631	$10,613	$10,552
9/30/2016	$10,629	$10,616	$10,545
10/31/2016	$10,567	$10,546	$10,465
11/30/2016	$10,335	$10,308	$10,217
12/31/2016	$10,363	$10,339	$10,232
1/31/2017	$10,408	$10,376	$10,252
2/28/2017	$10,483	$10,456	$10,321
3/31/2017	$10,489	$10,452	$10,315
4/30/2017	$10,575	$10,539	$10,395
5/31/2017	$10,642	$10,620	$10,475
6/30/2017	$10,647	$10,611	$10,464
7/31/2017	$10,705	$10,664	$10,509
8/31/2017	$10,782	$10,756	$10,603
9/30/2017	$10,745	$10,718	$10,553
10/31/2017	$10,751	$10,731	$10,559
11/30/2017	$10,746	$10,715	$10,546
12/31/2017	$10,783	$10,762	$10,594
1/31/2018	$10,695	$10,659	$10,472
2/28/2018	$10,598	$10,557	$10,373
3/31/2018	$10,639	$10,611	$10,439
4/30/2018	$10,577	$10,540	$10,362
5/31/2018	$10,620	$10,597	$10,435
6/30/2018	$10,610	$10,582	$10,423
7/31/2018	$10,632	$10,604	$10,425
8/31/2018	$10,676	$10,656	$10,492
9/30/2018	$10,646	$10,611	$10,425
10/31/2018	$10,562	$10,522	$10,342
11/30/2018	$10,596	$10,569	$10,404
12/31/2018	$10,726	$10,735	$10,595
1/31/2019	$10,886	$10,883	$10,708
2/28/2019	$10,894	$10,894	$10,701
3/31/2019	$11,080	$11,091	$10,907
4/30/2019	$11,102	$11,107	$10,910
5/31/2019	$11,266	$11,277	$11,103
6/30/2019	$11,420	$11,436	$11,243
7/31/2019	$11,461	$11,470	$11,268
8/31/2019	$11,664	$11,730	$11,560
9/30/2019	$11,618	$11,679	$11,498
10/31/2019	$11,645	$11,717	$11,533
11/30/2019	$11,638	$11,715	$11,527
12/31/2019	$11,653	$11,732	$11,519
1/31/2020	$11,891	$11,943	$11,740
2/29/2020	$12,042	$12,121	$11,952
3/31/2020	$11,526	$11,885	$11,881
4/30/2020	$11,759	$12,123	$12,093
5/31/2020	$11,913	$12,236	$12,149
6/30/2020	$12,044	$12,338	$12,225
7/31/2020	$12,344	$12,555	$12,408
8/31/2020	$12,304	$12,482	$12,308
9/30/2020	$12,285	$12,460	$12,301
10/31/2020	$12,252	$12,415	$12,246
11/30/2020	$12,458	$12,577	$12,366
12/31/2020	$12,536	$12,621	$12,383
1/31/2021	$12,499	$12,541	$12,295
2/28/2021	$12,370	$12,380	$12,117
3/31/2021	$12,241	$12,236	$11,966
4/30/2021	$12,371	$12,339	$12,060
5/31/2021	$12,420	$12,386	$12,100
6/30/2021	$12,541	$12,476	$12,185
7/31/2021	$12,660	$12,601	$12,321
8/31/2021	$12,650	$12,593	$12,297
9/30/2021	$12,556	$12,485	$12,191
10/31/2021	$12,556	$12,475	$12,188
11/30/2021	$12,580	$12,490	$12,224
12/31/2021	$12,572	$12,482	$12,192
1/31/2022	$12,333	$12,208	$11,930
2/28/2022	$12,190	$12,042	$11,797
3/31/2022	$11,857	$11,718	$11,469
4/30/2022	$11,450	$11,281	$11,034
5/31/2022	$11,421	$11,344	$11,105
6/30/2022	$11,149	$11,117	$10,931
7/31/2022	$11,441	$11,396	$11,198
8/31/2022	$11,161	$11,100	$10,881
9/30/2022	$10,656	$10,622	$10,411
10/31/2022	$10,521	$10,505	$10,276
11/30/2022	$10,881	$10,897	$10,654
12/31/2022	$10,837	$10,860	$10,606
1/31/2023	$11,213	$11,197	$10,932
2/28/2023	$10,939	$10,922	$10,650
3/31/2023	$11,184	$11,178	$10,920
4/30/2023	$11,253	$11,246	$10,987
5/31/2023	$11,120	$11,130	$10,867
6/30/2023	$11,114	$11,112	$10,828
7/31/2023	$11,145	$11,123	$10,821
8/31/2023	$11,088	$11,056	$10,751
9/30/2023	$10,813	$10,793	$10,478
10/31/2023	$10,653	$10,630	$10,313
11/30/2023	$11,127	$11,109	$10,780
12/31/2023	$11,539	$11,530	$11,193
1/31/2024	$11,548	$11,503	$11,162
2/29/2024	$11,424	$11,365	$11,004
3/31/2024	$11,538	$11,476	$11,106
4/30/2024	$11,282	$11,208	$10,825
5/31/2024	$11,464	$11,394	$11,009
6/30/2024	$11,580	$11,498	$11,113
7/31/2024	$11,845	$11,759	$11,373
8/31/2024	$12,029	$11,932	$11,536
9/30/2024	$12,200	$12,096	$11,690
10/31/2024	$11,923	$11,821	$11,401
11/30/2024	$12,067	$11,946	$11,521
12/31/2024	$11,884	$11,765	$11,332
1/31/2025	$11,962	$11,836	$11,393
2/28/2025	$12,218	$12,081	$11,643
3/31/2025	$12,188	$12,078	$11,648
4/30/2025	$12,198	$12,121	$11,693
5/31/2025	$12,151	$12,059	$11,610
6/30/2025	$12,356	$12,247	$11,788
7/31/2025	$12,341	$12,230	$11,757
8/31/2025	$12,492	$12,377	$11,898
9/30/2025	$12,642	$12,508	$12,028
10/31/2025	$12,723	$12,590	$12,103
11/30/2025	$12,802	$12,666	$12,178

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	6.09%	0.55%	2.50%
Bloomberg U.S. Universal Index	6.03%	0.14%	2.39%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2025)

Total Net Assets	$3,865,036,991
# of Portfolio Holdings	577
Portfolio Turnover Rate	429%
Total Advisory Fees Paid	$10,354,596

What did the Fund invest in?

(as of November 30, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.90%
Common Stocks	0.01%
Corporate Bonds	35.21%
Floating Rate Loans	1.58%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.75%
Government Sponsored Enterprises Pass-Throughs	22.29%
Non-Agency Commercial Mortgage-Backed Securities	10.08%
U.S. Treasury Obligations	15.45%
Repurchase Agreements	1.17%
Money Market FundsFootnote Reference(a)	0.30%
Time DepositsFootnote Reference(a)	0.03%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LTRHX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2025

lordabbett.com/FundDocuments

TSR-A-8772-R6

01/26

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$826,000	$800,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	826,000	800,000

Tax Fees	- 0 -	- 0 -

All Other Fees {b}	- 0 -	- 0 -
Total Fees	$826,000	$800,000

{a}	Consists of fees for audits of the Registrant’s annual financial statements.

{b}	Fees for the fiscal year ended November 30, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1)	Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2)	The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a}	Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0 -

(h)	The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to

Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Trustees did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the fiscal year ended November 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Multi-Asset Balanced Opportunity Fund

3	Multi-Asset Income Fund

5	Statements of Assets and Liabilities (Item 7)

7	Statements of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

35	Report of Independent Registered Public Accounting Firm (Item 7)

37	Changes in and Disagreements with Accountants (Item 8)

37	Proxy Disclosures (Item 9)

37	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.76%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.76%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	8,623,491	$184,628,949
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	58,818,357	553,480,742
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	10,928,120	288,939,496
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	16,825,728	75,884,032
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	14,433,014	255,464,354
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	3,842,390	225,125,640
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	19,020,928	121,924,147
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(i)	4,806,835	90,176,229
Lord Abbett Securities Trust-International Value Fund-Class I(b)(j)	7,875,801	80,333,171
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	5,364,686	53,915,091
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(b)(l)	2,378,356	48,708,718
Lord Abbett Private Credit Fund(m)(n)(o)	1,460,930	36,859,267
Total Investments in Underlying Funds (cost $1,699,213,878)		2,015,439,836

	Principal Amount

SHORT-TERM INVESTMENTS 0.17%

REPURCHASE AGREEMENTS 0.17%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $3,665,700 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $3,537,462; proceeds: $3,469,012 (cost $3,468,000)	$3,468,000	3,468,000
Total Investments in Securities 99.93% (cost $1,702,681,878)		2,018,907,836
Other Assets and Liabilities – Net(p) 0.07%		1,338,906
Net Assets 100.00%		$2,020,246,742

*	Non-income producing security.
(a)	Affiliated funds (See Note (10)).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.

See Notes to Financial Statements.	1

Schedule of Investments (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2025

(l)	Fund investment objective is long-term capital appreciation.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At November 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $36,859,267 or 1.82% of the Multi-Asset Balanced Opportunity Fund’s net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-mini S&P 500 Index	December 2025	124	Long	$41,028,369	$42,528,900	$1,500,531

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,978,580,569	$36,859,267	$–	$2,015,439,836
Short-Term Investments
Repurchase Agreements	–	3,468,000	–	3,468,000
Total	$1,978,580,569	$40,327,267	$–	$2,018,907,836

Other Financial Instruments
Futures Contracts
Assets	$1,500,531	$–	$–	$1,500,531
Liabilities	–	–	–	–
Total	$1,500,531	$–	$–	$1,500,531

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

2	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET INCOME FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.89%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	1,946,960	$41,684,412
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	39,224,231	369,100,011
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,438,198	64,465,938
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,169,179	27,822,998
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	3,357,022	59,419,294
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	878,648	51,480,000
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	10,962,978	70,272,685
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(i)	2,134,962	40,051,892
Lord Abbett Securities Trust-International Value Fund-Class I(b)(j)	3,145,724	32,086,387
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	2,045,845	20,560,744
Lord Abbett Private Credit Fund(l)(m)(n)	639,156	16,125,916
Total Investments in Underlying Funds (cost $726,297,221)		793,070,277

	Principal Amount

SHORT-TERM INVESTMENTS 0.04%

REPURCHASE AGREEMENTS 0.04%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $270,300 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $359,630; proceeds: $352,461 (cost $352,358)	$352,358	352,358
Total Investments in Securities 99.93% (cost $726,649,579)		793,422,635
Other Assets and Liabilities – Net(o) 0.07%		536,928
Net Assets 100.00%		$793,959,563

*	Non-income producing security.
(a)	Affiliated funds (See Note (10)).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

MULTI-ASSET INCOME FUND November 30, 2025

(m)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At November 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $16,125,916 or 2.03% of the Multi-Asset Income Fund’s net assets.
(n)	Fund is a business development company under the Investment Company Act of 1940.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-mini S&P 500 Index	December 2025	24	Long	$7,843,085	$8,231,400	$388,315

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$776,944,361	$16,125,916	$–	$793,070,277
Short-Term Investments
Repurchase Agreements	–	352,358	–	352,358
Total	$776,944,361	$16,478,274	$–	$793,422,635

Other Financial Instruments
Futures Contracts
Assets	$388,315	$–	$–	$388,315
Liabilities	–	–	–	–
Total	$388,315	$–	$–	$388,315

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$3,468,000	$352,358
Investments in Underlying Funds, at cost	1,699,213,878	726,297,221
Investments in securities, at fair value	$3,468,000	$352,358
Investments in Underlying Funds, at fair value	2,015,439,836	793,070,277
Cash	121	8
Deposits with brokers for futures collateral	2,774,908	537,079
Foreign cash, at value (cost $36 and $0, respectively)	39	–
Receivables:
Interest and dividends	3,543,104	2,067,539
Capital shares sold	157,628	76,112
Variation margin for futures contracts	118,349	–
From advisor (See Note 4)	26,397	11,548
Investments in Underlying Funds sold	–	517,150
Prepaid expenses	32,660	35,210
Total assets	2,025,561,042	796,667,281
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	3,423,765	2,052,075
Capital shares reacquired	466,157	72,779
Trustees’ fees	344,032	150,410
12b-1 distribution plan	284,907	148,979
Management fee	164,497	64,985
Fund administration	65,799	25,994
Variation margin for futures contracts	–	1,212
Foreign currency overdraft (cost $0 and $423, respectively)	–	453
Accrued expenses	565,143	190,831
Total liabilities	5,314,300	2,707,718
Commitments and contingent liabilities	–	–
NET ASSETS	$2,020,246,742	$793,959,563
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,781,697,673	$824,888,433
Total distributable earnings/(loss)	238,549,069	(30,928,870)
Net Assets	$2,020,246,742	$793,959,563

See Notes to Financial Statements.	5

Statements of Assets and Liabilities (concluded)

November 30, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Net Assets by class:
Class A Shares	$1,833,262,583	$647,493,805
Class C Shares	$42,256,440	$21,692,555
Class F Shares	$6,752,696	$12,487,591
Class F3 Shares	$55,906	$165,864
Class I Shares	$65,165,125	$96,027,164
Class P Shares	$148,409	$–
Class R2 Shares	$1,042,695	$45,536
Class R3 Shares	$45,233,461	$12,489,210
Class R4 Shares	$13,086,093	$2,176,352
Class R5 Shares	$58,677	$14,169
Class R6 Shares	$13,184,657	$1,367,317
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	135,435,224	37,446,001
Class C Shares	3,148,685	1,227,835
Class F Shares	498,769	722,083
Class F3 Shares	4,101	9,613
Class I Shares	4,813,691	5,595,139
Class P Shares	11,036	–
Class R2 Shares	74,555	2,536
Class R3 Shares	3,349,452	722,097
Class R4 Shares	966,569	125,858
Class R5 Shares	4,323	825
Class R6 Shares	968,630	79,269
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$13.54	$17.29
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 2.25%, respectively)	$13.85	$17.69
Class C Shares-Net asset value	$13.42	$17.67
Class F Shares-Net asset value	$13.54	$17.29
Class F3 Shares-Net asset value	$13.63	$17.25
Class I Shares-Net asset value	$13.54	$17.16
Class P Shares-Net asset value	$13.45	$–
Class R2 Shares-Net asset value	$13.99	$17.95
Class R3 Shares-Net asset value	$13.50	$17.30
Class R4 Shares-Net asset value	$13.54	$17.29
Class R5 Shares-Net asset value	$13.57	$17.18
Class R6 Shares-Net asset value	$13.61	$17.25

*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2025

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividend income from Underlying Funds (See Note 10)	$55,132,298	$29,594,200
Interest and other	130,987	47,815
Total investment income	55,263,285	29,642,015
Expenses:
Management fee	1,969,314	783,885
12b-1 distribution plan–Class A	4,448,224	1,597,297
12b-1 distribution plan–Class C	459,314	266,599
12b-1 distribution plan–Class F	6,718	12,760
12b-1 distribution plan–Class P	578	–
12b-1 distribution plan–Class R2	5,672	1,812
12b-1 distribution plan–Class R3	219,512	65,767
12b-1 distribution plan–Class R4	30,962	5,377
Shareholder servicing	1,534,468	525,980
Fund administration	787,726	313,554
Registration	185,046	151,475
Reports to shareholders	155,822	66,156
Trustees’ fees	86,880	34,786
Professional	56,677	43,605
Custody	37,265	24,967
Other	40,144	22,572
Gross expenses	10,024,322	3,916,592
Fees waived and expenses reimbursed (See Note 4)	(252,219)	(119,026)
Net expenses	9,772,103	3,797,566
Net investment income	45,491,182	25,844,449
Net realized and unrealized gain/(loss):
Capital gain distributions received from Underlying Funds	14,014,631	3,752,724
Net realized gain/(loss) on Investments in Underlying Funds	41,268,237	1,876,460
Net realized gain/(loss) on investments	(5,218)	(228)
Net realized gain/(loss) on futures contracts	449,838	1,089,299
Net change in unrealized appreciation/(depreciation) on Investments in Underlying Funds	67,523,193	29,375,212
Net change in unrealized appreciation/(depreciation) on futures contracts	1,964,820	574,000
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	4	(47)
Net realized and unrealized gain/(loss)	125,215,505	36,667,420
Net Increase in Net Assets Resulting From Operations	$170,706,687	$62,511,869

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$45,491,182	$48,362,531
Net realized gain/(loss)	55,727,488	75,473,669
Net change in unrealized appreciation/(depreciation)	69,488,017	289,685,445
Net increase in net assets resulting from operations	170,706,687	413,521,645
Distributions to Shareholders:
Class A	(46,366,967)	(40,760,351)
Class C	(866,407)	(924,938)
Class F	(184,239)	(187,149)
Class F3	(1,486)	(1,225)
Class I	(1,906,128)	(1,509,472)
Class P	(3,078)	(3,300)
Class R2	(20,291)	(16,485)
Class R3	(1,034,554)	(944,190)
Class R4	(323,058)	(284,733)
Class R5	(2,104)	(2,746)
Class R6	(351,874)	(307,113)
Total distribution to shareholders	(51,060,186)	(44,941,702)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	142,298,049	107,619,620
Reinvestment of distributions	50,055,640	43,988,509
Cost of shares reacquired	(325,426,765)	(366,110,881)
Net decrease in net assets resulting from capital share transactions	(133,073,076)	(214,502,752)
Net increase (decrease) in net assets	(13,426,575)	154,077,191
NET ASSETS:
Beginning of year	$2,033,673,317	$1,879,596,126
End of year	$2,020,246,742	$2,033,673,317

8	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$25,844,449	$27,895,483
Net realized gain/(loss)	6,718,255	17,576,370
Net change in unrealized appreciation/(depreciation)	29,949,165	81,335,025
Net increase in net assets resulting from operations	62,511,869	126,806,878
Distributions to Shareholders:
Class A	(22,052,224)	(21,685,979)
Class C	(690,822)	(953,912)
Class F	(458,450)	(523,469)
Class F3	(7,857)	(20,979)
Class I	(3,314,083)	(3,259,876)
Class P	–	–
Class R2	(9,381)	(10,403)
Class R3	(421,279)	(431,949)
Class R4	(74,364)	(67,582)
Class R5	(505)	(465)
Class R6	(28,947)	(14,881)
Total distribution to shareholders	(27,057,912)	(26,969,495)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	61,884,993	58,270,148
Reinvestment of distributions	26,153,344	26,085,271
Cost of shares reacquired	(142,481,407)	(175,614,077)
Net decrease in net assets resulting from capital share transactions	(54,443,070)	(91,258,658)
Net increase (decrease) in net assets	(18,989,113)	8,578,725
NET ASSETS:
Beginning of year	$812,948,676	$804,369,951
End of year	$793,959,563	$812,948,676

See Notes to Financial Statements.	9

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$12.74	$0.30	$0.83	$1.13	$(0.33)	$–	$(0.33)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
Class C
11/30/2025	12.63	0.20	0.82	1.02	(0.23)	–	(0.23)
11/30/2024	10.46	0.20	2.15	2.35	(0.18)	–	(0.18)
11/30/2023	10.21	0.15	0.25	0.40	(0.15)	–	(0.15)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
Class F
11/30/2025	12.74	0.31	0.84	1.15	(0.35)	–	(0.35)
11/30/2024	10.55	0.31	2.17	2.48	(0.29)	–	(0.29)
11/30/2023	10.30	0.25	0.25	0.50	(0.25)	–	(0.25)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
Class F3
11/30/2025	12.82	0.34	0.83	1.17	(0.36)	–	(0.36)
11/30/2024	10.61	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.35	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
Class I
11/30/2025	12.74	0.33	0.83	1.16	(0.36)	–	(0.36)
11/30/2024	10.55	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.30	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
Class P
11/30/2025	12.66	0.27	0.83	1.10	(0.31)	–	(0.31)
11/30/2024	10.49	0.26	2.15	2.41	(0.24)	–	(0.24)
11/30/2023	10.24	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
Class R2
11/30/2025	13.15	0.26	0.86	1.12	(0.28)	–	(0.28)
11/30/2024	10.88	0.26	2.24	2.50	(0.23)	–	(0.23)
11/30/2023	10.62	0.21	0.25	0.46	(0.20)	–	(0.20)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:
Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.54	9.09	0.48	0.50	2.32	$1,833,263	31
12.74	23.58	0.50	0.50	2.49	1,840,606	31
10.55	4.67	0.50	0.51	2.31	1,680,159	24
10.30	(12.00)	0.50	0.51	1.79	1,808,434	104
14.01	12.89	0.49	0.49	1.56	2,293,947	47

13.42	8.26	1.24	1.25	1.58	42,256	31
12.63	22.66	1.25	1.25	1.74	54,274	31
10.46	3.87	1.25	1.26	1.52	65,190	24
10.21	(12.62)	1.25	1.26	1.02	135,989	104
13.90	12.01	1.24	1.24	0.78	223,713	47

13.54	9.25	0.33	0.35	2.47	6,753	31
12.74	23.76	0.35	0.35	2.64	7,380	31
10.55	4.81	0.35	0.36	2.44	7,625	24
10.30	(11.88)	0.35	0.36	1.89	27,902	104
14.01	13.06	0.34	0.34	1.73	84,162	47

13.63	9.38	0.16	0.18	2.64	56	31
12.82	23.94	0.17	0.17	2.82	53	31
10.61	5.02	0.17	0.18	2.64	44	24
10.35	(11.64)	0.17	0.18	2.15	42	104
14.05	13.25	0.17	0.17	1.18	58	47

13.54	9.36	0.23	0.25	2.58	65,165	31
12.74	23.88	0.25	0.25	2.74	59,908	31
10.55	4.93	0.25	0.26	2.53	56,235	24
10.30	(11.78)	0.25	0.26	2.07	56,783	104
14.00	13.26	0.24	0.24	1.81	41,327	47

13.45	8.86	0.68	0.70	2.11	148	31
12.66	23.24	0.70	0.70	2.26	118	31
10.49	4.49	0.70	0.71	2.07	350	24
10.24	(12.17)	0.70	0.71	1.63	340	104
13.93	12.72	0.69	0.69	1.37	820	47

13.99	8.72	0.83	0.85	1.96	1,043	31
13.15	23.16	0.85	0.85	2.14	900	31
10.88	4.25	0.84	0.85	2.01	802	24
10.62	(12.29)	0.85	0.86	1.44	593	104
14.36	12.55	0.84	0.84	1.23	686	47

See Notes to Financial Statements.	11

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2025	$12.71	$0.26	$0.83	$1.09	$(0.30)	$–	$(0.30)
11/30/2024	10.53	0.26	2.16	2.42	(0.24)	–	(0.24)
11/30/2023	10.28	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
Class R4
11/30/2025	12.74	0.30	0.83	1.13	(0.33)	–	(0.33)
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
Class R5
11/30/2025	12.77	0.33	0.83	1.16	(0.36)	–	(0.36)
11/30/2024	10.58	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.33	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
Class R6
11/30/2025	12.80	0.34	0.83	1.17	(0.36)	–	(0.36)
11/30/2024	10.59	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.33	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:
Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.50	8.76	0.73	0.75	2.07	$45,233	31
12.71	23.22	0.75	0.75	2.25	44,391	31
10.53	4.42	0.74	0.75	2.05	47,059	24
10.28	(12.17)	0.75	0.76	1.53	37,063	104
13.98	12.62	0.74	0.74	1.30	49,825	47

13.54	9.09	0.48	0.50	2.32	13,086	31
12.74	23.58	0.50	0.50	2.49	13,293	31
10.55	4.67	0.50	0.51	2.31	11,333	24
10.30	(12.00)	0.50	0.51	1.79	11,617	104
14.01	12.88	0.49	0.49	1.54	14,343	47

13.57	9.33	0.23	0.24	2.59	59	31
12.77	23.81	0.25	0.25	2.73	114	31
10.58	4.91	0.25	0.26	2.54	100	24
10.33	(11.69)	0.25	0.26	2.08	158	104
14.03	13.15	0.24	0.24	1.78	186	47

13.61	9.39	0.17	0.18	2.63	13,185	31
12.80	23.98	0.18	0.18	2.80	12,638	31
10.59	5.03	0.17	0.18	2.65	10,701	24
10.33	(11.73)	0.17	0.18	2.12	10,119	104
14.04	13.26	0.17	0.17	1.88	11,969	47

See Notes to Financial Statements.	13

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$16.52	$0.54	$0.80	$1.34	$(0.57)	$17.29
11/30/2024	14.60	0.54	1.90	2.44	(0.52)	16.52
11/30/2023	14.60	0.45	– (d)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
Class C
11/30/2025	16.86	0.43	0.82	1.25	(0.44)	17.67
11/30/2024	14.89	0.43	1.94	2.37	(0.40)	16.86
11/30/2023	14.87	0.35	– (d)	0.35	(0.33)	14.89
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
Class F
11/30/2025	16.52	0.57	0.79	1.36	(0.59)	17.29
11/30/2024	14.60	0.56	1.91	2.47	(0.55)	16.52
11/30/2023	14.60	0.48	(0.01)	0.47	(0.47)	14.60
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
Class F3
11/30/2025	16.47	0.62	0.77	1.39	(0.61)	17.25
11/30/2024	14.55	0.59	1.89	2.48	(0.56)	16.47
11/30/2023	14.54	0.50	– (d)	0.50	(0.49)	14.55
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
Class I
11/30/2025	16.40	0.58	0.79	1.37	(0.61)	17.16
11/30/2024	14.50	0.58	1.88	2.46	(0.56)	16.40
11/30/2023	14.50	0.48	0.01 (e)	0.49	(0.49)	14.50
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
Class R2
11/30/2025	17.08	0.53	0.81	1.34	(0.47)	17.95
11/30/2024	15.09	0.50	1.96	2.46	(0.47)	17.08
11/30/2023	15.06	0.42	0.01 (e)	0.43	(0.40)	15.09
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
Class R3
11/30/2025	16.52	0.50	0.81	1.31	(0.53)	17.30
11/30/2024	14.60	0.50	1.91	2.41	(0.49)	16.52
11/30/2023	14.60	0.42	– (d)	0.42	(0.42)	14.60
11/30/2022	17.39	0.31	(2.24)	(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21	1.48	(0.56)	17.39

14	See Notes to Financial Statements.

	Ratios to Average Net Assets:(a)			Supplemental Data:

Total return (%)(c)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.34	0.49	0.50	3.30	$647,494	27
17.00	0.50	0.51	3.45	657,913	32
3.10	0.50	0.51	3.13	638,171	19
(11.23)	0.49	0.50	2.30	734,968	83
9.43	0.48	0.49	1.81	855,806	40

7.56	1.24	1.25	2.56	21,693	27
16.10	1.25	1.26	2.71	33,181	32
2.35	1.25	1.26	2.35	44,457	19
(11.92)	1.25	1.25	1.50	92,856	83
8.66	1.23	1.24	1.03	188,842	40

8.50	0.34	0.35	3.45	12,488	27
17.17	0.35	0.36	3.61	13,914	32
3.24	0.35	0.36	3.27	15,635	19
(11.10)	0.34	0.35	2.35	54,006	83
9.59	0.33	0.34	1.95	176,727	40

8.69	0.18	0.19	3.79	166	27
17.34	0.19	0.20	3.76	625	32
3.45	0.18	0.19	3.45	541	19
(10.98)	0.18	0.18	2.59	541	83
9.76	0.17	0.18	2.11	1,735	40

8.61	0.24	0.25	3.54	96,027	27
17.27	0.25	0.26	3.70	90,343	32
3.38	0.25	0.26	3.37	88,548	19
(11.02)	0.24	0.25	2.65	98,929	83
9.70	0.23	0.24	2.05	37,860	40

8.01	0.84	0.85	3.13	46	27
16.58	0.85	0.86	3.09	447	32
2.71	0.85	0.86	2.81	275	19
(11.54)	0.84	0.85	2.00	174	83
9.06	0.83	0.83	1.46	140	40

8.13	0.74	0.75	3.05	12,489	27
16.70	0.75	0.76	3.20	13,943	32
2.84	0.75	0.76	2.88	14,176	19
(11.46)	0.74	0.75	2.02	14,878	83
9.15	0.73	0.74	1.56	20,699	40

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R4
11/30/2025	$16.52	$0.54	$0.80		$1.34	$(0.57)	$17.29
11/30/2024	14.60	0.54	1.90		2.44	(0.52)	16.52
11/30/2023	14.60	0.45	–	(d)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)		(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22		1.53	(0.61)	17.39
Class R5
11/30/2025	16.41	0.59	0.79		1.38	(0.61)	17.18
11/30/2024	14.51	0.58	1.88		2.46	(0.56)	16.41
11/30/2023	14.51	0.49	–	(d)	0.49	(0.49)	14.51
11/30/2022	17.28	0.39	(2.22)		(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19		1.55	(0.65)	17.28
Class R6
11/30/2025	16.47	0.59	0.80		1.39	(0.61)	17.25
11/30/2024	14.55	0.59	1.89		2.48	(0.56)	16.47
11/30/2023	14.54	0.49	0.01	(e)	0.50	(0.49)	14.55
11/30/2022	17.32	0.40	(2.24)		(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21		1.58	(0.66)	17.32

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount is less than $0.01.
(e)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

	Ratios to Average Net Assets:(a)			Supplemental Data:

Total return (%)(c)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

8.34	0.49	0.50	3.29	$2,176	27
16.99	0.50	0.51	3.47	2,087	32
3.10	0.50	0.51	3.12	2,241	19
(11.23)	0.49	0.50	2.29	2,489	83
9.43	0.48	0.49	1.80	3,435	40

8.67	0.21	0.23	3.57	14	27
17.25	0.23	0.23	3.73	14	32
3.38	0.24	0.25	3.38	12	19
(11.02)	0.24	0.24	2.56	47	83
9.76	0.23	0.23	2.06	53	40

8.69	0.17	0.19	3.53	1,367	27
17.35	0.19	0.20	3.75	483	32
3.45	0.18	0.19	3.41	313	19
(10.98)	0.18	0.19	2.62	1,015	83
9.76	0.17	0.18	2.11	1,159	40

See Notes to Financial Statements.	17

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

Multi-Asset Balanced Opportunity Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in “Underlying Funds”, which consist of other registered mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) and the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize

Notes to Financial Statements (continued)

revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds, with the exception of the PCF, are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at its NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (continued)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of

Notes to Financial Statements (continued)

operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of November 30, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Investment Income–Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Funds used derivative instruments including futures contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Futures Contracts–The Funds may enter into futures contracts to manage and hedge interest rate risk associated with portfolio investments. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Summary of Derivatives Information–As of November 30, 2025, each Fund in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts
Futures Contracts(1)	Unrealized appreciation on futures contracts	$ 1,500,531

Multi-Asset Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts
Futures Contracts(1)	Unrealized appreciation on futures contracts	$388,315
(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the fiscal year ended November 30, 2025:

	Multi-Asset Balanced Opportunity Fund
	Statements of Operations Location	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(316,016)	$765,854
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$1,500,531	$464,289
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		90	145

Notes to Financial Statements (continued)

	Multi-Asset Income Fund
	Statements of Operations Location	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$780,952	$308,347
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$388,315	$185,685
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		34	59

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the fiscal year ended November 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.09%
Multi-Asset Income Fund	.09%

For the Funds’ investments in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for fiscal year ended November 30, 2025:

Fund	Management Fee
Multi-Asset Balanced Opportunity Fund	$214,928
Multi-Asset Income Fund	94,032

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended November 30, 2025:

Fund	Amount
Multi-Asset Balanced Opportunity Fund	$37,291
Multi-Asset Income Fund	24,994

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P(2)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	Applicable to Multi-Asset Balanced Opportunity Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended November 30, 2025:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$79,088	$757,777
Multi-Asset Income Fund	25,777	283,482

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2025:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$7,216	$4,274
Multi-Asset Income Fund	9,872	1,577

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$51,060,186	$–	$–	$51,060,186
Multi-Asset Income Fund	27,057,912	–	–	27,057,912

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$44,941,702	$–	$–	$44,941,702
Multi-Asset Income Fund	26,969,495	–	–	26,969,495

As of November 30, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Multi-Asset Balanced Opportunity Fund	$–	$623,944	$–	$(50,254,719)	$288,523,876	$(344,032)	$238,549,069
Multi-Asset Income Fund	–	410,056	–	(78,110,075)	46,921,557	(150,408)	(30,928,870)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Multi-Asset Balanced Opportunity Fund	$(50,254,719)	$–	$(50,254,719)
Multi-Asset Income Fund	(42,739,313)	(35,370,762)	(78,110,075)

As of November 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Multi-Asset Balanced Opportunity Fund	$1,731,884,494	$304,014,276	$(15,490,403)	$288,523,873
Multi-Asset Income Fund	746,889,363	82,937,259	(36,015,672)	46,921,587

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Multi-Asset Balanced Opportunity Fund	$–	$619,229,444	$–	$745,771,296
Multi-Asset Income Fund	–	215,383,584	–	265,941,252

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated

Notes to Financial Statements (continued)

as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended November 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the fiscal year ended November 30, 2025:

					Multi-Asset Balanced Opportunity Fund
Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 11/30/2025	Shares as of 11/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$205,831,996	$3,844,107	$(35,663,984)	$6,358,370	$4,258,460	$184,628,949	8,623,491	$3,144,107	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	297,385,632	275,870,933	(25,896,408)	(1,228,492)	7,349,077	553,480,742	58,818,357	17,490,320	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	313,340,083	15,570,907	(53,363,970)	14,483,553	(1,091,077)	288,939,496	10,928,120	2,550,508	11,920,393
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,654,493	4,604,151	(4,651,000)	(719,797)	4,996,185	75,884,032	16,825,728	4,301,559	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	277,571,998	860,000	(46,762,187)	10,293,766	13,500,777	255,464,354	14,433,014	–	–

Notes to Financial Statements (continued)

					Multi-Asset Balanced Opportunity Fund
Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 11/30/2025	Shares as of 11/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	$231,832,959	$800,000	$(40,357,663)	$17,325,871	$15,524,473	$225,125,640	3,842,390	$–	$–
Lord Abbett Investment Trust-High Yield Fund-Class I	102,566,840	44,670,761	(24,353,523)	(4,134,276)	3,174,345	121,924,147	19,020,928	7,721,393	–
Lord Abbett Investment Trust-Income Fund-Class I	191,930,416	56,199,142	(247,350,978)	5,661,757	(6,440,337)	–	–	7,869,604	–
Lord Abbett Securities Trust-International Equity Fund-Class I	86,482,437	3,714,064	(15,641,309)	1,066,827	14,554,210	90,176,229	4,806,835	1,304,827	2,094,238
Lord Abbett Securities Trust-International Value Fund-Class I	74,927,109	2,753,960	(13,706,952)	1,077,822	15,281,232	80,333,171	7,875,801	2,475,959	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	45,580,956	79,918,429	(125,869,932)	166,777	203,770	–	–	3,782,420	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	4,274,274	110,300,938	(60,882,121)	204,098	17,902	53,915,091	5,364,686	1,701,419	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	112,910,282	174,000	(51,271,269)	(9,288,039)	(3,816,256)	48,708,718	2,378,356	–	–
Lord Abbett Private Credit Fund	16,900,783	19,948,052	–	–	10,432	36,859,267	1,460,930	2,790,182	–
Total	$2,033,190,258	$619,229,444	$(745,771,296)	$41,268,237	$67,523,193	$2,015,439,836		$55,132,298	$14,014,631

							Multi-Asset Income Fund
Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 11/30/2025	Shares as of 11/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$46,022,961	$724,393	$(7,412,428)	$1,274,112	$1,075,374	$41,684,412	1,946,960	$724,393	$–
Lord Abbett Investment Trust–Core Fixed Income Fund-Class I	263,160,855	118,790,850	(16,975,060)	(4,162,812)	8,286,178	369,100,011	39,224,231	13,769,046	–

Notes to Financial Statements (continued)

							Multi-Asset Income Fund
Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 11/30/2025	Shares as of 11/30/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Research Fund, Inc.-Dividend Growth Fund–Class I	$69,175,661	$3,356,476	$(10,817,099)	$2,746,345	$4,555	$64,465,938	2,438,198	$575,266	$2,781,210
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund-Class I	26,536,208	1,596,223	(1,871,689)	(299,946)	1,862,202	27,822,998	6,169,179	1,583,861	–
Lord Abbett Securities Trust–Fundamental Equity Fund-Class I	63,859,392	–	(9,924,000)	2,583,683	2,900,219	59,419,294	3,357,022	–	–
Lord Abbett Securities Trust–Growth Leaders Fund-Class I	52,564,661	–	(8,406,532)	3,861,614	3,460,257	51,480,000	878,648	–	–
Lord Abbett Investment Trust–High Yield Fund-Class I	62,506,113	19,847,039	(11,464,282)	(1,955,139)	1,338,954	70,272,685	10,962,978	4,662,682	–
Lord Abbett Investment Trust–Income Fund-Class I	88,524,585	15,066,196	(103,049,086)	1,228,926	(1,770,621)	–	–	3,527,029	–
Lord Abbett Securities Trust–International Equity Fund-Class I	38,007,267	1,576,823	(6,455,000)	427,631	6,495,171	40,051,892	2,134,962	605,308	971,514
Lord Abbett Securities Trust–International Value Fund-Class I	29,686,481	995,523	(5,202,000)	508,937	6,097,446	32,086,387	3,145,724	995,523	–
Lord Abbett Investment Trust–Short Duration Income Fund-Class I	37,409,465	1,198,038	(38,724,335)	245,279	(128,447)	–	–	1,206,620	–
Lord Abbett Investment Trust–Ultra Short Bond Fund-Class I	1,776,037	43,504,751	(24,820,319)	94,644	5,631	20,560,744	2,045,845	723,769	–
Lord Abbett Securities Trust–Value Opportunities Fund-Class I	25,752,507	–	(20,819,422)	(4,676,814)	(256,271)	–	–	–	–
Lord Abbett Private Credit Fund	7,394,080	8,727,272	–	–	4,564	16,125,916	639,156	1,220,703	–
Total	$812,376,273	$215,383,584	$(265,941,252)	$1,876,460	$29,375,212	$793,070,277		$29,594,200	$3,752,724

The Funds intend to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings

Notes to Financial Statements (continued)

for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Funds incur two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Funds’ investment in the PCF are subject to restrictions on transfer. The PCF expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

There will be no trading market for the Funds’ investments in the PCF. The Schedules of Investments list the PCF as an investment as of period end, but do not include the underlying holdings of the PCF. The Funds indirectly bear the proportionate share of the expenses of the PCF. The Funds had the following transactions with the PCF during the fiscal year ended November 30, 2025:

Multi-Asset Balanced Opportunity Fund(1)

				Net	Net Change in
	Value at			Realized	Appreciation/	Value at	Dividend
Affiliated Funds	11/30/2024	Contributions	Withdrawals	Gain/(Loss)	(Depreciation)	11/30/2025	Income
Lord Abbett Private Credit Fund	$16,900,783	$19,948,052	$–	$–	$10,432	$36,859,267	$2,790,182

Multi-Asset Income Fund(2)

				Net	Net Change in
	Value at			Realized	Appreciation/	Value at	Dividend
Affiliated Funds	11/30/2024	Contributions	Withdrawals	Gain/(Loss)	(Depreciation)	11/30/2025	Income
Lord Abbett Private Credit Fund	$7,394,080	$8,727,272	$–	$–	$4,564	$16,125,916	$1,220,703

(1)	The Fund acquired PCF shares from 12/1/2024 to 11/30/2025 at a cost of $19,948,052.
(2)	The Fund acquired PCF shares from 12/1/2024 to 11/30/2025 at a cost of $8,727,272.

11.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds’ in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (continued)

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
Multi-Asset Balanced Opportunity Fund	November 30, 2025		November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,489,343	$95,337,488	7,129,603	$83,152,314
Reinvestment of distributions	3,603,926	45,573,452	3,436,993	40,075,764
Shares reacquired	(20,110,480)	(255,589,373)	(25,326,450)	(294,136,312)
Decrease	(9,017,211)	$(114,678,433)	(14,759,854)	$(170,908,234)

Class C Shares
Shares sold	314,409	$3,970,098	409,616	$4,709,906
Reinvestment of distributions	69,366	864,934	80,357	923,519
Shares reacquired	(1,531,053)	(19,223,294)	(2,423,516)	(27,776,953)
Decrease	(1,147,278)	$(14,388,262)	(1,933,543)	$(22,143,528)

Class F Shares
Shares sold	59,743	$753,335	37,096	$417,131
Reinvestment of distributions	13,324	168,430	15,003	174,673
Shares reacquired	(153,401)	(1,945,367)	(195,430)	(2,265,583)
Decrease	(80,334)	$(1,023,602)	(143,331)	$(1,673,779)

Class I Shares
Shares sold	2,912,073	$36,483,153	1,063,761	$12,399,870
Reinvestment of distributions	150,038	1,904,321	120,681	1,408,892
Shares reacquired	(2,949,847)	(38,370,841)	(1,812,067)	(21,206,956)
Increase (decrease)	112,264	$16,633	(627,625)	$(7,398,194)

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Multi-Asset Balanced Opportunity Fund	November 30, 2025		November 30, 2024
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	2,198	$27,188	1,751	$20,203
Reinvestment of distributions	245	3,078	286	3,300
Shares reacquired	(695)	(8,627)	(26,086)	(288,404)
Increase (decrease)	1,748	$21,639	(24,049)	$(264,901)

Class R2 Shares
Shares sold	7,692	$100,179	8,049	$96,605
Reinvestment of distributions	1,553	20,291	1,370	16,485
Shares reacquired	(3,105)	(41,919)	(14,657)	(179,603)
Increase (decrease)	6,140	$78,551	(5,238)	$(66,513)

Class R3 Shares
Shares sold	213,042	$2,686,876	324,695	$3,743,469
Reinvestment of distributions	82,046	1,034,554	81,424	944,190
Shares reacquired	(437,455)	(5,588,684)	(1,383,818)	(16,049,809)
Decrease	(142,367)	$(1,867,254)	(977,699)	$(11,362,150)

Class R4 Shares
Shares sold	108,272	$1,373,413	134,561	$1,567,361
Reinvestment of distributions	25,473	322,273	24,341	284,107
Shares reacquired	(210,317)	(2,664,149)	(189,527)	(2,203,210)
Decrease	(76,572)	$(968,463)	(30,625)	$(351,742)

Class R5 Shares
Shares sold	305	$3,864	268	$3,131
Reinvestment of distributions	167	2,104	235	2,746
Shares reacquired	(5,084)	(63,962)	(1,006)	(11,748)
Decrease	(4,612)	$(57,994)	(503)	$(5,871)

Class R6 Shares
Shares sold	120,028	$1,562,455	126,235	$1,509,630
Reinvestment of distributions	12,765	162,203	13,209	154,833
Shares reacquired	(151,321)	(1,930,549)	(162,468)	(1,992,303)
Decrease	(18,528)	$(205,891)	(23,024)	$(327,840)

Multi-Asset Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,457,531	$40,617,017	2,484,121	$39,000,537
Reinvestment of distributions	1,285,238	21,193,459	1,331,320	20,846,799
Shares reacquired	(6,131,076)	(101,264,988)	(7,687,051)	(119,988,124)
Decrease	(2,388,307)	$(39,454,512)	(3,871,610)	$(60,140,788)

Class C Shares
Shares sold	86,605	$1,458,605	99,205	$1,571,505
Reinvestment of distributions	41,059	688,839	59,638	949,728
Shares reacquired	(868,092)	(14,640,887)	(1,176,277)	(18,685,357)
Decrease	(740,428)	$(12,493,443)	(1,017,434)	$(16,164,124)

Notes to Financial Statements (concluded)

Multi-Asset Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	34,813	$579,496	34,822	$536,961
Reinvestment of distributions	26,056	429,668	31,499	492,504
Shares reacquired	(181,144)	(3,007,812)	(294,670)	(4,606,289)
Decrease	(120,275)	$(1,998,648)	(228,349)	$(3,576,824)

Class F3 Shares
Shares sold	2,987	$50,250	735	$11,991
Reinvestment of distributions	240	3,957	1,337	20,879
Shares reacquired	(31,553)	(501,534)	(1,335)	(20,852)
Increase (decrease)	(28,326)	$(447,327)	737	$12,018

Class I Shares
Shares sold	1,035,728	$17,202,254	1,020,752	$15,707,657
Reinvestment of distributions	201,957	3,307,846	209,252	3,253,645
Shares reacquired	(1,152,380)	(18,930,915)	(1,827,340)	(28,239,063)
Increase (decrease)	85,305	$1,579,185	(597,336)	$(9,277,761)

Class R2 Shares
Shares sold	5,771	$97,367	8,304	$134,344
Reinvestment of distributions	558	9,381	641	10,403
Shares reacquired	(29,934)	(514,946)	(1,032)	(17,012)
Increase (decrease)	(23,605)	$(408,198)	7,913	$127,735

Class R3 Shares
Shares sold	34,961	$573,626	63,482	$984,597
Reinvestment of distributions	25,565	421,279	27,592	431,949
Shares reacquired	(182,454)	(3,028,410)	(217,672)	(3,369,598)
Decrease	(121,928)	$(2,033,505)	(126,598)	$(1,953,052)

Class R4 Shares
Shares sold	18,641	$310,447	13,050	$203,522
Reinvestment of distributions	4,506	74,364	4,317	67,582
Shares reacquired	(23,661)	(399,275)	(44,492)	(677,791)
Decrease	(514)	$(14,464)	(27,125)	$(406,687)

Class R6 Shares
Shares sold	60,004	$995,931	7,680	$119,034
Reinvestment of distributions	1,479	24,551	752	11,782
Shares reacquired	(11,529)	(192,640)	(639)	(9,991)
Increase	49,954	$827,842	7,793	$120,825

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund (the “Funds”), two of the funds constituting the Lord Abbett Investment Trust, as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
January 26, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of November 30, 2025, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.16%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	27.46%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	14.34%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I*	3.76%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.68%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.17%
Lord Abbett Investment Trust-High Yield Fund-Class I	6.05%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.47%
Lord Abbett Securities Trust-International Value Fund-Class I	3.99%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.67%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.42%
Lord Abbett Private Credit Fund	1.83%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.26%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	46.54%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.13%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I*	3.51%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.49%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.49%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.86%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.05%
Lord Abbett Securities Trust-International Value Fund-Class I	4.05%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.59%
Lord Abbett Private Credit Fund	2.03%
Total	100.00%

*	On December 29, 2025, the Board of Directors of the Lord Abbett Global Fund, Inc. approved plans of liquidation (the “Plans”) pursuant to which the Emerging Markets Bond Fund Fund will be liquidated and dissolved. It is currently anticipated that the liquidation will be completed on or about February 13, 2026 (the “Liquidation Date”) and the Funds will no longer invest in this Underlying Fund.

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund, with the exception of PCF, is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. With respect to PCF, a complete schedule of holdings is filed in its quarterly reports on Form 10-Q and annual reports on Form 10-K. In addition, on or about the first day of the second month following each calendar quarter-end, each Underlying Fund, with the exception of PCF, makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Multi-Asset Balanced Opportunity Fund	14%	23%
Multi-Asset Income Fund	5%	12%

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Multi-Asset Balanced Opportunity Fund	$5,752,898	$318,735
Multi-Asset Income Fund	2,523,598	138,547

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust
Lord Abbett Multi-Asset Balanced Opportunity Fund
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Multi-Asset Income Fund	LASAF-2 (01/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the fiscal year ended November 30, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Convertible Fund

7	Core Fixed Income Fund

29	Core Plus Bond Fund

59	Floating Rate Fund

95	High Yield Fund

125	Income Fund

153	Inflation Focused Fund

188	Short Duration Core Bond Fund

212	Short Duration Income Fund

262	Total Return Fund

289	Ultra Short Bond Fund

320	Statements of Assets and Liabilities (Item 7)

330	Statements of Operations (Item 7)

336	Statements of Changes in Net Assets (Item 7)

344	Financial Highlights (Item 7)

388	Notes to Financial Statements (Item 7)

443	Report of Independent Registered Public Accounting Firm (Item 7)

444	Changes in and Disagreements with Accountants (Item 8)

444	Proxy Disclosures (Item 9)

444	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

CONVERTIBLE FUND November 30, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 98.52%

COMMON STOCKS 0.65%

Electronic Equipment, Instruments & Components 0.65%
nLight, Inc.* (cost $3,713,766)			119,500	$4,209,985

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 87.02%

Aerospace/Defense 1.56%
AeroVironment, Inc.	Zero Coupon	7/15/2030	$5,700,000	6,684,821
Rocket Lab USA, Inc.†	4.25%	2/1/2029	420,000	3,447,323
Total				10,132,144

Beverages 4.36%
MGP Ingredients, Inc.	1.875%	11/15/2041	29,350,000	28,322,750

Biotechnology 6.21%
Alnylam Pharmaceuticals, Inc.	1.00%	9/15/2027	2,075,000	3,390,207
Bridgebio Pharma, Inc.	2.50%	3/15/2027	5,700,000	10,222,485
Celcuity, Inc.	2.75%	8/1/2031	3,000,000	6,573,600
Cogent Biosciences, Inc.	1.625%	11/15/2031	2,650,000	3,229,540
Cytokinetics, Inc.†	1.75%	10/1/2031	7,500,000	9,557,175
Travere Therapeutics, Inc.	2.25%	3/1/2029	5,450,000	7,397,751
Total				40,370,758

Commercial Services 3.98%
Affirm Holdings, Inc.†	0.75%	12/15/2029	6,150,000	6,598,998
Block, Inc.	Zero Coupon	5/1/2026	19,700,000	19,281,375
Total				25,880,373

Computers 8.89%
Lumentum Holdings, Inc.†	0.375%	3/15/2032	3,000,000	5,711,739
Lumentum Holdings, Inc.	0.50%	6/15/2028	7,735,000	19,329,765
Parsons Corp.	2.625%	3/1/2029	9,350,000	10,669,091
Super Micro Computer, Inc.	3.50%	3/1/2029	5,050,000	4,747,758
Western Digital Corp.	3.00%	11/15/2028	2,215,000	9,632,370
Zscaler, Inc.†	Zero Coupon	7/15/2028	8,000,000	7,660,164
Total				57,750,887

See Notes to Financial Statements.	1

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 5.23%
Coinbase Global, Inc.	0.50%	6/1/2026	$19,685,000	$20,458,621
SoFi Technologies, Inc.†	Zero Coupon	10/15/2026	9,525,000	13,508,831
Total				33,967,452

Electric 3.36%
Duke Energy Corp.	4.125%	4/15/2026	6,415,000	6,882,838
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,846,642
Southern Co.	4.50%	6/15/2027	8,315,000	9,094,250
Total				21,823,730

Electronics 0.89%
Mirion Technologies, Inc.†	0.25%	6/1/2030	4,350,000	5,773,519

Energy-Alternate Sources 0.53%
Sunrun, Inc.	4.00%	3/1/2030	2,250,000	3,446,982

Entertainment 0.76%
Live Nation Entertainment, Inc.	3.125%	1/15/2029	3,600,000	4,951,800

Equity Real Estate 4.23%
Redfin Corp.	0.50%	4/1/2027	29,300,000	27,483,400

Health Care-Products 3.03%
Guardant Health, Inc.†	Zero Coupon	5/15/2033	10,000,000	11,324,147
iRhythm Technologies, Inc.	1.50%	9/1/2029	5,775,000	8,377,294
Total				19,701,441

Internet 13.22%
Alibaba Group Holding Ltd. (Hong Kong)(a)	Zero Coupon	9/15/2032	21,500,000	22,919,000
DoorDash, Inc.†	Zero Coupon	5/15/2030	2,510,000	2,480,165
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	6,242,000	6,109,358
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025	6,000,000	6,012,000
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	24,800,000	23,986,560
Uber Technologies, Inc.	Zero Coupon	12/15/2025	8,900,000	9,624,771
Vnet Group, Inc. (China)(a)	2.50%	4/1/2030	8,850,000	9,145,874
Wayfair, Inc.	3.25%	9/15/2027	3,100,000	5,645,379
Total				85,923,107

Investment Companies 3.48%
Cipher Mining, Inc.†	Zero Coupon	10/1/2031	3,250,000	4,823,198
Core Scientific, Inc.†	Zero Coupon	6/15/2031	6,950,000	7,782,674
Terawulf, Inc.†	Zero Coupon	5/1/2032	1,200,000	1,222,001
Terawulf, Inc.†	1.00%	9/1/2031	6,000,000	8,767,500
Total				22,595,373

2	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.30%
Carnival Corp.	5.75%	12/1/2027	$950,000	$1,920,156

Machinery: Construction & Mining 2.01%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	9,750,000	9,179,625
BWX Technologies, Inc.†	Zero Coupon	11/1/2030	4,000,000	3,866,719
Total				13,046,344

Metal Fabricate-Hardware 0.88%
Xometry, Inc.†	0.75%	6/15/2030	3,850,000	5,730,533

Mining 1.71%
Centrus Energy Corp.†	Zero Coupon	8/15/2032	5,275,000	7,059,678
MP Materials Corp.†	3.00%	3/1/2030	1,350,000	4,045,950
Total				11,105,628

Oil & Gas 2.45%
Borr Drilling Ltd.	5.00%	2/8/2028	9,800,000	9,063,276
Borr Drilling Ltd.	5.00%	2/8/2028	7,400,000	6,843,699
Total				15,906,975

Pharmaceuticals 0.74%
Mirum Pharmaceuticals, Inc.	4.00%	5/1/2029	2,000,000	4,819,648

REITS 2.63%
Welltower OP LLC†	3.125%	7/15/2029	10,300,000	17,113,450

Semiconductors 0.54%
Impinj, Inc.	1.125%	5/15/2027	2,175,000	3,495,084

Software 12.16%
Akamai Technologies, Inc.	0.375%	9/1/2027	8,300,000	8,443,671
Bill Holdings, Inc.†	Zero Coupon	4/1/2030	13,850,000	12,566,923
Cloudflare, Inc.†	Zero Coupon	6/15/2030	11,250,000	12,385,038
Datadog, Inc.†	Zero Coupon	12/1/2029	8,850,000	9,386,649
Guidewire Software, Inc.	1.25%	11/1/2029	5,875,000	6,739,485
Life360, Inc.†	Zero Coupon	6/1/2030	3,265,000	3,946,389
Nebius Group NV (Netherlands)†(a)	2.75%	9/15/2032	5,000,000	5,227,333
Snowflake, Inc.	Zero Coupon	10/1/2027	4,000,000	6,651,414
Strategy, Inc.	Zero Coupon	12/1/2029	10,000,000	8,295,000
Unity Software, Inc.†	Zero Coupon	3/15/2030	3,800,000	5,331,875
Total				78,973,777

See Notes to Financial Statements.	3

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 3.87%
Applied Digital Corp.†	2.75%	6/1/2030	$900,000	$2,638,394
AST SpaceMobile, Inc.†	2.00%	1/15/2036	6,880,000	5,780,231
BlackSky Technology, Inc.†	8.25%	8/1/2033	4,650,000	4,817,184
GDS Holdings Ltd. (China)†(a)	2.25%	6/1/2032	4,750,000	6,154,812
InterDigital, Inc.	3.50%	6/1/2027	1,240,000	5,743,311
Total				25,133,932
Total Convertible Bonds (cost $521,809,488)				565,369,243

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 9.45%

Aerospace & Defense 2.56%
Boeing Co.	6.00%		265,785	16,643,971

Banks 3.41%
Bank of America Corp.	7.25%		17,654	22,146,943

Chemicals 1.56%
Albemarle Corp.	7.25%		184,600	10,123,275

Electric: Utilities 1.60%
NextEra Energy, Inc.	7.299%		191,400	10,383,450

Semiconductors & Semiconductor Equipment 0.32%
Microchip Technology, Inc.	7.50%		40,560	2,096,547
Total Convertible Preferred Stocks (cost $57,672,302)				61,394,186

			Principal Amount

OTC OPTIONS PURCHASED 1.40% (cost $15,101,410)				9,072,337
Total Long-Term Investments (cost $598,296,966)				640,045,751

SHORT-TERM INVESTMENTS 1.64%

REPURCHASE AGREEMENTS 1.64%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $8,186,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $10,888,955; proceeds: $10,678,401 (cost $10,675,287)			$10,675,287	10,675,287
Total Investments in Securities 100.16% (cost $608,972,253)				650,721,038
Other Assets and Liabilities – Net(b) (0.16)%				(1,037,219)
Net Assets 100.00%				$649,683,819

4	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2025

REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $209,997,575, which represents 32.32% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on written options as follows:

OTC Written Options at November 30, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Rocket Lab Corp. Call	Bank of America	450,000	4/17/2026	$ 95.00	$450,000	$(646,286)	$(877,500)	$231,214
Seagate Technology Holdings PLC. Call	Morgan Stanley	165,000	1/16/2026	320.00	165,000	(1,544,422)	(1,863,378)	318,956
Total OTC Written Options						$(2,190,708)	$(2,740,878)	$550,170

OTC Options Purchased at November 30, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Baidu, Inc. Call	Morgan Stanley	34,500	1/16/2026	$150.00	$34,500	$29,215
Baidu, Inc. Call	UBS AG	27,650	1/16/2026	135.00	27,650	60,219
Bitdeer Technologies Group. Call	Goldman Sachs	447,500	1/16/2026	22.50	447,500	162,868
Galaxy Digital, Inc. Call	Goldman Sachs	97,500	1/16/2026	37.50	97,500	126,059
Insmed, Inc. Call	Goldman Sachs	45,000	1/16/2026	200.00	45,000	978,657
iShares Russell 2000 ETF. Put	BNP Paribas SA	320,000	1/16/2026	220.00	320,000	357,405
Riot Platforms, Inc. Call	UBS AG	187,500	1/16/2026	21.00	187,500	135,243
Rocket Lab Corp. Call	Bank of America	450,000	4/17/2026	80.00	450,000	992,339
Seagate Technology Holdings PLC. Call	Morgan Stanley	165,000	1/16/2026	270.00	165,000	4,591,844
Snowflake, Inc. Call	UBS AG	113,300	1/16/2026	300.00	113,300	496,640
Western Digital Corp. Call	Goldman Sachs	200,000	1/16/2026	195.00	200,000	1,141,848
Total OTC Options Purchased						$9,072,337

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,209,985	$–	$–	$4,209,985
Convertible Bonds	–	565,369,243	–	565,369,243
Convertible Preferred Stocks	–	61,394,186	–	61,394,186
OTC Options Purchased	–	9,072,337	–	9,072,337
Short-Term Investments
Repurchase Agreements	–	10,675,287	–	10,675,287
Total	$4,209,985	$646,511,053	$–	$650,721,038
Other Financial Instruments
OTC Options Written
Assets	$–	$–	$–	$–
Liabilities	–	(2,190,708)	–	(2,190,708)
Total	$–	$(2,190,708)	$–	$(2,190,708)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.41%

ASSET-BACKED SECURITIES 16.25%

Automobiles 10.07%
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	$7,214,344	$7,287,103
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	15,508,474	15,627,128
CarMax Auto Owner Trust Series 2023-3 Class B	5.47%	2/15/2029	13,405,000	13,673,955
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,341,331
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	17,574,000	17,780,183
CarMax Auto Owner Trust Series 2024-4 Class A3	4.60%	10/15/2029	7,565,000	7,633,351
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	14,095,762	14,226,577
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	4,730,634	4,758,388
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	10,618,787	10,695,907
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,532,594
Consumer Portfolio Services Auto Trust Series 2025-D Class B†	4.48%	4/15/2030	5,665,000	5,671,919
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	8,460,000	8,471,611
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,256,820
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,098,058
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,120,000	6,179,387
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,674,592
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	13,840,000	13,957,355
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	8,695,000	8,751,706
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	15,264,000	15,337,299
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	12,225,000	12,247,589
First Investors Auto Owner Trust Series 2025-1A Class B†	4.39%	1/15/2031	13,375,000	13,431,208
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,961,604

See Notes to Financial Statements.	7

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	$23,615,000	$23,371,940
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%	8/15/2035	10,855,000	11,070,529
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	7,250,000	7,356,264
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%	6/17/2030	5,151,000	5,269,949
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%	12/18/2028	4,935,000	4,989,476
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	10,382,276	10,483,655
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	2,815,000	2,869,904
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	16,220,071	16,363,815
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,086,646
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	8,315,000	8,387,459
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,365,000	4,427,594
LAD Auto Receivables Trust Series 2023-1A Class C†	6.18%	12/15/2027	6,250,000	6,274,198
M&T Bank Auto Receivables Trust Series 2025-1A Class A4†	4.89%	7/15/2032	10,033,000	10,258,094
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	7,500,000	7,553,580
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	11,033,013
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	4,212,373	4,244,215
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	1,647,344	1,656,657
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%	3/15/2030	6,330,000	6,416,621
Prestige Auto Receivables Trust Series 2025-1A Class C†	5.52%	2/15/2030	9,415,000	9,356,734
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	7,455,000	7,743,064
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	4,943,924	4,949,028

8	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%		11/15/2028	$5,260,000	$5,269,213
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	6,980,000	7,058,711
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	18,000,000	18,101,561
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%		2/20/2031	8,810,000	9,054,188
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%		1/22/2029	7,390,000	7,432,077
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%		6/20/2028	13,910,000	14,048,399
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%		1/22/2030	6,630,000	6,705,332
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	13,480,000	13,613,612
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	7,273,860	7,314,521
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	11,290,000	11,412,128
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	6,280,000	6,285,245
Total					508,053,087

Credit Card 0.78%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	4,418,000	4,483,394
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,290,201
Synchrony Card Issuance Trust Series 2025-A3 Class A	4.06%		11/17/2031	7,615,000	7,653,540
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	11,573,000	11,731,439
Total					39,158,574

Other 5.40%
720 East CLO VIII Ltd. Series 2025-8A Class A1†	5.389% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2038	10,830,000	10,862,858
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,717,070
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,892,438
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,421,662

See Notes to Financial Statements.	9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	$8,185,000	$8,255,506
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	7,500,000	7,521,866
ARES LXI CLO Ltd. Series 2021-61A Class A2R†	5.614% (3 mo. USD Term SOFR + 1.73%	)#	4/20/2037	10,470,000	10,498,782
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,890,000	8,970,357
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.158% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	6,370,000	6,383,218
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	8,700,000	8,702,697
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1†	5.514% (3 mo. USD Term SOFR + 1.63%	)#	4/20/2037	13,350,000	13,407,178
Clover CLO LLC Series 2018-1A Class A2RR†	5.614% (3 mo. USD Term SOFR + 1.73%	)#	4/20/2037	4,570,000	4,573,240
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	4/15/2036	6,540,000	6,547,822
Greenacre Park CLO LLC Series 2021-2A Class BR†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2038	7,055,000	7,052,298
KKR CLO 35 Ltd. Series 35A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	2,580,000	2,581,517
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	4,736,631	4,649,084
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	2,010,758
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	6,122,871
Lendmark Funding Trust Series 2024-2A Class A†	4.47%		2/21/2034	13,177,000	13,205,752
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.692% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	2,035,125	2,035,614
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	7,500,000	7,501,523
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	9,995,000	10,059,842
Madison Park Funding XLVII Ltd. Series 2020-47A Class A2R†	5.624% (3 mo. USD Term SOFR + 1.74%	)#	4/19/2037	13,400,000	13,438,378
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,346,069
MF1 LLC Series 2022-FL9 Class A†	6.11% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	3,654,756	3,657,008

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. Series 2024-32A Class A2†	5.58% (3 mo. USD Term SOFR + 1.72%	)#	4/23/2037	$8,510,000	$8,523,786
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	2,425,197	2,434,978
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	10,885,000	10,950,039
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,334,752
Rad CLO 23 Ltd. Series 2024-23A Class B1†	5.934% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	4,750,000	4,763,561
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	13,515,000	13,760,100
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.718% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	11,150,000	11,207,066
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	5.807% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	6,050,000	6,074,460
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	8,061,000	8,201,248
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	8,537,000	8,762,308
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.531% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	11,955,000	11,988,151
Total					272,415,857
Total Asset-Backed Securities (cost $815,931,279)					819,627,518

CORPORATE BONDS 32.86%

Aerospace/Defense 0.50%
Boeing Co.	6.388%		5/1/2031	8,952,000	9,747,331
Hexcel Corp.	5.875%		2/26/2035	7,862,000	8,316,132
Northrop Grumman Corp.	3.25%		1/15/2028	7,402,000	7,296,402
Total					25,359,865

Agriculture 0.76%
Altria Group, Inc.	4.875%		2/4/2028	5,858,000	5,960,014
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	17,069,000	17,764,228
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%		7/1/2034	3,203,000	3,359,344
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	2,897,000	2,982,257
Japan Tobacco, Inc. (Japan)†(a)	5.85%		6/15/2035	7,837,000	8,427,241
Total					38,493,084

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.18%
Ford Motor Credit Co. LLC	5.303%		9/6/2029	$5,494,000	$5,521,867
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,663,223
Total					9,185,090

Banks 6.32%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	7,800,000	7,159,810
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(a)	5.875%		5/7/2030	9,912,000	10,296,685
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	14,259,000	14,151,344
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	18,874,000	18,847,270
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	18,000,000	18,310,236
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	16,090,000	16,049,900
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	9,838,000	9,766,852
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036	6,714,000	6,854,319
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	5,724,000	5,988,319
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	5,000,000	5,245,752
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035	5,984,000	6,593,405
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	8,226,000	7,398,879
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035	10,000,000	10,159,157
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	20,118,000	18,572,896
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	5,321,000	5,569,799
KeyCorp	4.789% (SOFR + 2.06%	)#	6/1/2033	5,000,000	5,010,847
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	7,544,000	7,622,282
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	10,000,000	8,921,028

12	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	$15,183,000	$15,300,063
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	3,246,000	3,328,311
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	10,333,000	10,734,957
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	3,804,000	4,030,006
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%	)#	10/28/2033	10,255,000	11,117,745
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	10,282,000	10,877,776
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	4,175,000	4,454,222
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	13,037,000	13,210,112
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	6,618,000	6,585,921
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,352,000	8,196,799
UBS Group AG (Switzerland)†(a)	6.301% (1 yr. CMT + 2.00%	)#	9/22/2034	7,063,000	7,744,987
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	5,626,000	5,751,622
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	6,505,000	6,349,576
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,807,000	8,277,208
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	14,816,000	14,710,850
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,565,559
Total					318,754,494

Beverages 0.26%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	13,024,786

Biotechnology 0.37%
Amgen, Inc.	5.15%		3/2/2028	6,109,000	6,253,712
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,000,000	3,150,908
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,377,287
Royalty Pharma PLC	5.40%		9/2/2034	6,596,000	6,791,206
Total					18,573,113

See Notes to Financial Statements.	13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.16%
Amrize Finance U.S. LLC†	5.40%		4/7/2035	$7,928,000	$8,234,537

Commercial Services 0.77%
Global Payments, Inc.	5.20%		11/15/2032	10,097,000	10,134,754
GXO Logistics, Inc.	6.50%		5/6/2034	13,078,000	14,083,611
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	8,370,000	8,709,916
Rollins, Inc.	5.25%		2/24/2035	5,872,000	6,023,047
Total					38,951,328

Computers 0.22%
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,334,589
International Business Machines Corp.	6.50%		1/15/2028	2,455,000	2,580,061
Total					10,914,650

Cosmetics/Personal Care 0.15%
Kenvue, Inc.	5.10%		3/22/2043	7,603,000	7,387,947

Diversified Financial Services 2.20%
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	12,268,014
American Express Co.	5.284% (SOFR + 1.42%	)#	7/26/2035	6,153,000	6,388,337
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	10,567,000	10,641,285
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	11,129,777
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,441,266
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%		11/12/2030	7,112,000	7,078,140
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	7,001,000	6,958,173
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	927,000	897,338
Brookfield Asset Management Ltd.	6.077%		9/15/2055	3,695,000	3,812,828
Cboe Global Markets, Inc.	3.65%		1/12/2027	6,217,000	6,194,000
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	9,250,000	9,760,362
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,414,750
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,847,998
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,429,381
Rocket Cos., Inc.†	6.375%		8/1/2033	12,123,000	12,709,971
Total					110,971,620

Electric 4.77%
AES Corp.†	3.95%		7/15/2030	5,324,000	5,195,165
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	8,064,845	6,598,815
American Transmission Systems, Inc.†	2.65%		1/15/2032	18,150,000	16,441,845

14	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Capital Power U.S. Holdings, Inc.†	6.189%	6/1/2035	$5,883,000	$6,181,491
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%	10/20/2035	7,204,212	7,431,145
Commonwealth Edison Co.	5.95%	6/1/2055	4,242,000	4,509,495
Constellation Energy Generation LLC	5.60%	6/15/2042	4,663,000	4,744,478
Dominion Energy South Carolina, Inc.	5.30%	1/15/2035	4,038,000	4,223,953
Dominion Energy, Inc.	5.45%	3/15/2035	7,318,000	7,571,718
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,568,878
Enel Finance International NV (Netherlands)†(a)	5.125%	6/26/2029	5,488,000	5,643,877
Entergy Louisiana LLC	5.15%	9/15/2034	10,000,000	10,306,176
Entergy Louisiana LLC	5.70%	3/15/2054	5,018,000	5,086,056
Entergy Mississippi LLC	5.80%	4/15/2055	5,305,000	5,464,187
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	13,235,016
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%	1/31/2041	3,600,494	3,769,430
Florida Power & Light Co.	5.80%	3/15/2065	2,820,000	2,965,203
Indianapolis Power & Light Co.†	5.70%	4/1/2054	5,907,000	5,949,072
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,798,198
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	9,218,778
Louisville Gas & Electric Co.	5.85%	8/15/2055	4,711,000	4,847,835
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,591,537
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,285,331
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,444,947
Oglethorpe Power Corp.	5.80%	6/1/2054	9,800,000	9,772,953
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,713,286
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,126,637
Oklahoma Gas & Electric Co.	5.80%	4/1/2055	4,465,000	4,581,670
Oncor Electric Delivery Co. LLC	4.65%	11/1/2029	13,923,000	14,208,802
Pacific Gas & Electric Co.	2.50%	2/1/2031	9,326,000	8,394,605
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,829,714
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,769,734
Union Electric Co.	5.25%	4/15/2035	4,615,000	4,801,355
Vistra Operations Co. LLC†	5.70%	12/30/2034	9,723,000	10,053,115
Total				240,324,497

Engineering & Construction 0.12%
Sitios Latinoamerica SAB de CV (Mexico)†(a)	6.00%	11/25/2029	6,107,000	6,323,723

Entertainment 0.16%
Flutter Treasury DAC (Ireland)†(a)	5.875%	6/4/2031	7,905,000	7,989,070

See Notes to Financial Statements.	15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.28%
Veralto Corp.	5.50%	9/18/2026	$13,858,000	$13,989,271

Equity Real Estate 0.14%
CBRE Services, Inc.	4.90%	1/15/2033	6,777,000	6,864,305

Food 0.92%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.75%	4/1/2033	14,845,000	15,566,764
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	6,381,000	6,509,046
Mars, Inc.†	5.00%	3/1/2032	6,351,000	6,566,941
Mars, Inc.†	5.20%	3/1/2035	7,180,000	7,431,214
Pilgrim’s Pride Corp.	3.50%	3/1/2032	11,169,000	10,341,324
Total				46,415,289

Gas 0.53%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	17,787,000	15,871,886
National Fuel Gas Co.	5.95%	3/15/2035	3,014,000	3,175,859
Southern Co. Gas Capital Corp.	5.10%	9/15/2035	7,394,000	7,494,652
Total				26,542,397

Health Care-Products 0.86%
180 Medical, Inc.†	5.30%	10/8/2035	5,199,000	5,192,649
Baxter International, Inc.	2.539%	2/1/2032	6,786,000	5,933,807
Baxter International, Inc.(b)	5.65%	12/15/2035	14,636,000	14,922,087
Solventum Corp.	5.60%	3/23/2034	9,655,000	10,093,582
VSP Optical Group, Inc.†	5.45%	12/1/2035	7,355,000	7,471,192
Total				43,613,317

Health Care-Services 0.53%
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	3,645,000	3,300,217
Humana, Inc.	5.95%	3/15/2034	6,393,000	6,756,876
Icon Investments Six DAC (Ireland)(a)	6.00%	5/8/2034	8,071,000	8,562,936
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,901,296
Universal Health Services, Inc.	2.65%	1/15/2032	3,601,000	3,177,373
Total				26,698,698

Insurance 3.56%
200 Park Funding Trust†	5.74%	2/15/2055	6,808,000	6,866,833
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,882,128
Assurant, Inc.	5.55%	2/15/2036	6,248,000	6,368,622
Athene Global Funding†	1.985%	8/19/2028	14,763,000	13,834,030

16	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Athene Global Funding†	5.62%	5/8/2026	$12,979,000	$13,054,660
Belrose Funding Trust II†	6.792%	5/15/2055	4,567,000	4,769,365
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,728,000	4,845,552
Brown & Brown, Inc.	2.375%	3/15/2031	10,031,000	8,992,115
Brown & Brown, Inc.	5.25%	6/23/2032	1,150,000	1,178,199
Brown & Brown, Inc.	5.55%	6/23/2035	2,328,000	2,394,438
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	7,092,839
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,935,643
Corebridge Global Funding†	4.90%	8/21/2032	5,844,000	5,905,874
GA Global Funding Trust†	2.90%	1/6/2032	12,712,000	11,327,013
GA Global Funding Trust†	4.40%	9/23/2027	11,013,000	11,044,747
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,173,519
Lincoln Financial Global Funding†	4.625%	8/18/2030	13,483,000	13,574,480
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,402,023
Pricoa Global Funding I†	4.75%	8/26/2032	5,895,000	5,949,669
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,334,372
Protective Life Global Funding†	5.432%	1/14/2032	6,868,000	7,202,249
RGA Global Funding†	5.00%	8/25/2032	14,547,000	14,654,880
Total				179,783,250

Internet 1.06%
Alibaba Group Holding Ltd. (Hong Kong)(a)(c)	5.25%	5/26/2035	7,600,000	7,953,490
AppLovin Corp.	5.375%	12/1/2031	4,685,000	4,877,605
Meta Platforms, Inc.	4.875%	11/15/2035	6,960,000	7,038,135
Meta Platforms, Inc.	5.50%	11/15/2045	5,237,000	5,241,816
Prosus NV (Netherlands)(a)	4.027%	8/3/2050	6,785,000	4,762,693
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	14,199,170
Uber Technologies, Inc.	4.80%	9/15/2035	3,785,000	3,785,648
Uber Technologies, Inc.	5.35%	9/15/2054	5,833,000	5,650,254
Total				53,508,811

Iron-Steel 0.17%
Vale Overseas Ltd. (Brazil)(a)	6.40%	6/28/2054	8,317,000	8,583,194

Leisure Time 0.18%
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	9,022,000	9,123,752

Machinery-Diversified 0.33%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	11,012,449
nVent Finance SARL (Luxembourg)(a)	5.65%	5/15/2033	5,387,000	5,653,546
Total				16,665,995

See Notes to Financial Statements.	17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.10%
Comcast Corp.†	5.168%	1/15/2037	$5,015,000	$5,010,483

Mining 0.91%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	6,526,000	6,452,683
Anglo American Capital PLC (United Kingdom)†(a)	5.50%	5/2/2033	1,417,000	1,474,092
Anglo American Capital PLC (United Kingdom)†(a)	5.75%	4/5/2034	2,775,000	2,931,901
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	8,770,000	9,379,761
Glencore Funding LLC†	5.634%	4/4/2034	9,434,000	9,902,782
Minera Mexico SA de CV (Mexico)†(a)	5.625%	2/12/2032	10,833,000	11,178,573
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(a)	5.854%	5/13/2032	4,359,000	4,569,967
Total				45,889,759

Oil & Gas 0.85%
Coterra Energy, Inc.	5.40%	2/15/2035	10,274,000	10,485,980
EQT Corp.	6.375%	4/1/2029	3,322,000	3,440,332
Expand Energy Corp.	5.375%	3/15/2030	6,998,000	7,097,324
Occidental Petroleum Corp.	3.50%	8/15/2029	4,645,000	4,488,177
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,925,526
ORLEN SA (Poland)†(a)	6.00%	1/30/2035	9,778,000	10,374,552
Viper Energy Partners LLC	5.70%	8/1/2035	4,163,000	4,269,094
Total				43,080,985

Pharmaceuticals 0.82%
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,480,706
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,106,543
Bayer U.S. Finance LLC†	6.50%	11/21/2033	10,931,000	11,839,847
EMD Finance LLC†	5.00%	10/15/2035	14,691,000	14,847,962
Total				41,275,058

Pipelines 1.26%
Boardwalk Pipelines LP	5.375%	2/15/2036	6,129,000	6,173,193
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,420,428
Colonial Enterprises, Inc.†	5.627%	11/15/2035	4,979,000	5,053,914
Eastern Energy Gas Holdings LLC(c)	5.65%	10/15/2054	3,519,000	3,473,743
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,740,577
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	4,998,483
Florida Gas Transmission Co. LLC†	5.75%	7/15/2035	7,033,000	7,368,053
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,361,057
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,774,685
Total				63,364,133

18	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS 1.09%
Brixmor Operating Partnership LP	5.20%		4/1/2032	$4,988,000	$5,126,757
CFE Fibra E (Mexico)†(a)	5.875%		9/23/2040	9,516,000	9,502,773
Crown Castle, Inc.	3.30%		7/1/2030	15,794,000	15,018,244
Host Hotels & Resorts LP	5.70%		6/15/2032	4,827,000	5,040,643
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	4,407,000	4,406,181
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	16,016,000	15,933,973
Total					55,028,571

Retail 0.11%
Lowe’s Cos., Inc.	2.80%		9/15/2041	7,500,000	5,444,118

Semiconductors 0.82%
Broadcom, Inc.†	4.15%		4/15/2032	11,791,000	11,642,479
Broadcom, Inc.	4.90%		7/15/2032	8,355,000	8,599,215
Foundry JV Holdco LLC†	5.50%		1/25/2031	7,113,000	7,401,808
Foundry JV Holdco LLC†	6.15%		1/25/2032	12,950,000	13,849,171
Total					41,492,673

Software 0.91%
Atlassian Corp. (Australia)(a)	5.50%		5/15/2034	9,387,000	9,750,754
Fidelity National Information Services, Inc.	3.75%		5/21/2029	6,152,000	6,036,424
Oracle Corp.	2.875%		3/25/2031	4,450,000	4,035,986
Oracle Corp.	5.95%		9/26/2055	12,728,000	11,936,184
Oracle Corp.	6.125%		7/8/2039	3,000,000	3,031,750
Oracle Corp.	6.90%		11/9/2052	2,658,000	2,762,726
Paychex, Inc.	5.35%		4/15/2032	7,918,000	8,237,251
Total					45,791,075

Telecommunications 0.49%
Sprint Capital Corp.	8.75%		3/15/2032	20,305,000	24,720,938
Total Corporate Bonds (cost $1,621,422,974)					1,657,373,876

FLOATING RATE LOANS(d) 1.61%

Chemicals 0.12%
Solstice Advanced Materials, Inc. Term Loan B	5.59% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	6,006,000	6,032,306

Diversified Financial Services 0.32%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	16,192,566	16,267,700

See Notes to Financial Statements.	19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 0.65%
Calpine Corp. 2024 Term Loan B10	5.666% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	$4,457,000	$4,458,337
NRG Energy, Inc. 2024 Term Loan	5.593% - 5.67% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	14,226,299	14,267,768
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.666% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	13,814,993	13,888,904
Total					32,615,009

Entertainment 0.23%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	11,752,596	11,730,619

Media 0.06%
Charter Communications Operating LLC 2024 Term Loan B5	6.235% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	3,116,617	3,112,378

Pipelines 0.23%
Buckeye Partners LP 2025 Term Loan B7	5.666% (1 mo. USD Term SOFR + 1.75%	)	11/22/2032	11,218,860	11,262,333
Total Floating Rate Loans (cost $80,905,711)					81,020,345

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.35%

Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	5,382,000	5,470,480

Saudi Arabia 0.24%
KSA Ijarah Sukuk Ltd.†	4.25%		9/9/2030	12,377,000	12,383,883
Total Foreign Government Obligations (cost $17,698,135)					17,854,363

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.70%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	12,930,000	11,667,303
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	11,188,990
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,791,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(e)	10/25/2032	14,281,000	13,981,579

20	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	$11,317,500	$11,099,190
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	8,745,574	8,835,699
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(e)	2/25/2033	12,000,000	12,182,936
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(e)	10/25/2033	12,061,704	12,625,043
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544 Class A2	4.266%	#(e)	7/25/2030	11,510,000	11,662,583
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	8,934,000	8,411,097
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(e)	5/25/2033	16,174,000	16,077,039
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(e)	12/25/2034	7,340,000	7,532,114
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $132,225,625)					136,055,373

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.62%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	18,556,145	15,302,861
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051	17,947,093	15,312,992
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050 - 8/1/2052	44,924,180	40,532,080
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	7,850,835	7,380,878
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	18,625,589	18,844,971
Federal Home Loan Mortgage Corp.	5.449% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	13,297,825	13,536,585
Federal Home Loan Mortgage Corp.	5.50%		11/1/2039 - 11/1/2054	45,210,036	46,587,402
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 7/1/2055	70,653,703	73,528,801
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	13,904,764	14,513,708
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	36,445,610	31,685,226

See Notes to Financial Statements.	21

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	3.00%		4/1/2051	$22,565,538	$20,233,314
Federal National Mortgage Association	3.50%		12/1/2049 - 6/1/2052	42,174,291	39,440,804
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	19,530,138	19,710,493
Federal National Mortgage Association	5.477% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	51,952,860	52,973,480
Federal National Mortgage Association	5.50%		11/1/2038 - 10/1/2054	26,341,927	27,127,073
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	12,537,140	13,091,187
Federal National Mortgage Association	6.264% (30 day USD SOFR Average + 2.12%	)#	11/1/2054	31,679,289	32,794,386
Government National Mortgage Association(f)	2.00%		TBA	31,662,000	26,378,011
Government National Mortgage Association(f)	2.50%		TBA	45,552,000	39,545,668
Government National Mortgage Association(f)	3.00%		TBA	83,168,000	75,047,018
Government National Mortgage Association(f)	4.50%		TBA	40,714,000	39,827,357
Government National Mortgage Association(f)	5.00%		TBA	40,521,000	40,450,949
Government National Mortgage Association(f)	5.50%		TBA	95,715,000	96,609,814
Government National Mortgage Association(f)	6.00%		TBA	43,701,000	44,555,436
Government National Mortgage Association(f)	6.50%		TBA	48,203,000	49,633,811
Uniform Mortgage-Backed Security(f)	2.00%		TBA	92,385,000	75,209,625
Uniform Mortgage-Backed Security(f)	2.50%		TBA	38,350,000	32,642,363
Uniform Mortgage-Backed Security(f)	3.00%		TBA	3,495,000	3,104,841
Uniform Mortgage-Backed Security(f)	4.00%		TBA	19,319,000	18,395,155
Uniform Mortgage-Backed Security(f)	4.50%		TBA	41,881,000	41,155,142
Uniform Mortgage-Backed Security(f)	5.00%		TBA	184,248,000	184,566,391
Uniform Mortgage-Backed Security(f)	5.50%		TBA	73,000,000	74,337,917
Uniform Mortgage-Backed Security(f)	6.00%		TBA	43,572,000	44,607,751
Uniform Mortgage-Backed Security(f)	6.50%		TBA	17,526,000	18,160,607
Uniform Mortgage-Backed Security(f)	7.00%		TBA	5,704,000	5,987,476
Total Government Sponsored Enterprises Pass-Throughs (cost $1,386,212,416)					1,392,811,573

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.68%
ALA Trust Series 2025-OANA Class A†	5.702% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	4,940,000	4,966,634
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	7,000,000	7,389,997
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	16,530,000	17,366,732
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	15,000,000	15,548,601
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	8,286,572	6,993,220

22	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$10,710,000	$11,321,676
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	7,930,000	8,344,663
Benchmark Mortgage Trust Series 2024-V10 Class A3	5.277%		9/15/2057	5,000,000	5,165,360
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	8,480,000	8,916,052
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	15,420,000	16,333,283
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	16,250,000	17,080,523
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	9,620,000	9,969,439
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	8,290,000	8,693,541
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	18,585,000	19,436,936
BX Trust Series 2025-VOLT Class A†(b)	5.70% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	13,110,000	13,126,036
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	13,349,967
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(e)	4/25/2050	4,483,756	3,845,041
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(e)	7/1/2051	12,477,511	10,514,476
CIM Trust Series 2021-J1 Class A1†	2.50%	#(e)	3/25/2051	6,551,462	5,528,923
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.572%	#(e)	7/10/2028	9,950,000	10,382,093
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	11,661,403	10,270,251
CONE Trust Series 2024-DFW1 Class A†	5.601% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	7,300,000	7,301,202
DBC Mortgage Trust Series 2025-DBC Class A†	5.309% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	6,410,000	6,419,369
EFMT Series 2025-INV2 Class A1†	5.387%	(g)	5/26/2070	8,843,465	8,884,136
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(e)	5/25/2065	3,865	3,855
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	2,080,094	2,092,311
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R03 Class 1M2†	7.572% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	9,350,000	9,634,848
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.822% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	3,150,000	3,311,973

See Notes to Financial Statements.	23

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	$7,367,245	$7,517,351
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.172% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	2,780,881	2,784,207
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	11,330,000	11,340,770
Federal National Mortgage Association-ACES Series 2025-M6 Class A2	4.25%		10/25/2035	12,605,000	12,489,151
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(e)	11/25/2051	3,570,290	3,132,787
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(e)	11/25/2051	6,312,357	5,311,383
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	6/1/2051	13,510,757	11,410,118
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	16,179,880	13,664,249
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(e)	8/10/2041	9,150,000	9,344,935
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(e)	6/25/2051	4,109,702	3,470,730
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(e)	4/25/2052	15,564,904	13,135,565
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	7,305,135	6,164,964
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	3,766,266	3,180,691
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(e)	2/26/2052	4,506,178	3,802,863
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	14,227,533	12,518,890
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(e)	5/25/2052	879,787	741,374
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	11,954,752	10,534,572
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(e)	4/25/2052	11,925,082	10,515,569
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	7,184,723	6,331,204
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(e)	7/25/2052	6,231,392	5,491,126
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(e)	7/25/2052	7,789,240	6,573,511
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	8,394,398	7,397,175

24	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	$5,210,437	$4,591,456
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(e)	3/25/2052	9,720,074	8,559,059
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(e)	9/25/2052	5,048,809	4,433,304
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1†	5.195%	#(e)	10/25/2065	9,054,944	9,092,254
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(e)	3/25/2066	5,685,919	5,686,774
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(e)	2/25/2066	4,444,207	4,452,747
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.849% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,240,000	3,249,087
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	13,190,000	13,840,644
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(e)	9/24/2057	8,580,035	8,465,544
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(e)	9/25/2070	4,624,766	4,626,109
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(e)	5/25/2065	8,193,725	8,298,182
NY Commercial Mortgage Trust Series 2025-299P Class A†	5.853%	#(e)	2/10/2047	4,569,000	4,858,055
OBX Trust Series 2021-J1 Class A1†	2.50%	#(e)	5/25/2051	1,033,857	871,205
OBX Trust Series 2025-NQM15 Class A1†	5.143%	(g)	7/27/2065	12,751,629	12,832,149
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(e)	8/25/2065	14,028,965	14,038,401
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(g)	10/25/2065	7,300,000	7,320,215
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(e)	12/25/2051	18,582,544	15,635,839
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	9,012	8,963
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,120,000	11,478,778
Sequoia Mortgage Trust Series 2025-S2 Class A1†	4.00%	#(e)	11/25/2055	2,625,000	2,467,125
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	26,756	25,806
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.202% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	12,120,000	12,133,860
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.252% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	11,690,000	11,701,725

See Notes to Financial Statements.	25

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	$14,640,000	$15,384,443
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,860,000	6,238,467
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,576,388
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	8,710,000	9,059,656
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(e)	12/25/2051	1,546,088	1,301,845
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(h)	0.211%	#(e)	10/15/2057	1,485,453	16
Total Non-Agency Commercial Mortgage-Backed Securities (cost $629,578,999)					639,272,419

U.S. TREASURY OBLIGATIONS 22.34%
U.S. Treasury Bonds	4.00%		11/15/2042	62,957,000	58,859,877
U.S. Treasury Bonds	4.50%		11/15/2054	84,366,100	81,963,644
U.S. Treasury Bonds	4.625%		11/15/2044	122,870,000	122,956,392
U.S. Treasury Bonds	4.75%		2/15/2045	149,101,000	151,494,770
U.S. Treasury Bonds	4.75%		5/15/2055	152,633,000	154,505,138
U.S. Treasury Notes	3.125%		8/31/2029	139,235,000	137,192,705
U.S. Treasury Notes	3.625%		8/31/2027	183,290,000	183,597,871
U.S. Treasury Notes	3.625%		8/31/2030	235,521,000	235,797,002
Total U.S. Treasury Obligations (cost $1,114,185,341)					1,126,367,399
Total Long-Term Investments (cost $5,798,160,480)					5,870,382,866

SHORT-TERM INVESTMENTS 1.65%

REPURCHASE AGREEMENTS 1.49%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $40,016,100 of U.S. Treasury Note at 4.125% due 1/31/2027; value: $40,788,931; proceeds: $40,000,613 (cost $39,988,949)				39,988,949	39,988,949
Repurchase Agreement dated 11/28/2025, 4.100% due 12/1/2025 with RBC Dominion Securities, Inc. collateralized by $35,533,000 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $35,714,286; proceeds: $35,011,958 (cost $35,000,000)				35,000,000	35,000,000
Total Repurchase Agreements (cost $74,988,949)					74,988,949

26	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2025

Investments	Principal Amount	Fair Value
Time Deposits 0.02%
CitiBank N.A.(i) (cost $809,984)	$809,984	$809,984

	Shares

Money Market Funds 0.14%
Fidelity Government Portfolio(i) (cost $7,289,858)	7,289,858	7,289,858
Total Short-Term Investments (cost $83,088,791)		83,088,791
Total Investments in Securities 118.06% (cost $5,881,249,271)		5,953,471,657
Other Assets and Liabilities – Net(j) (18.06)%		(910,632,488)
Net Assets 100.00%		$5,042,839,169

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $1,616,147,941, which represents 32.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2026	78	Long	$9,051,662	$9,063,844	$12,182
U.S. 2-Year Treasury Note	March 2026	511	Long	106,682,625	106,727,141	44,516
U.S. 5-Year Treasury Note	March 2026	1,290	Long	141,369,543	141,597,656	228,113
Total Unrealized Appreciation on Futures Contracts						$284,811

See Notes to Financial Statements.	27

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$819,627,518	$–	$819,627,518
Corporate Bonds	–	1,657,373,876	–	1,657,373,876
Floating Rate Loans	–	81,020,345	–	81,020,345
Foreign Government Obligations	–	17,854,363	–	17,854,363
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	136,055,373	–	136,055,373
Government Sponsored Enterprises Pass-Throughs	–	1,392,811,573	–	1,392,811,573
Non-Agency Commercial Mortgage-Backed Securities	–	639,272,419	–	639,272,419
U.S. Treasury Obligations	–	1,126,367,399	–	1,126,367,399
Short-Term Investments
Repurchase Agreements	–	74,988,949	–	74,988,949
Time Deposits	–	809,984	–	809,984
Money Market Funds	7,289,858	–	–	7,289,858
Total	$7,289,858	$5,946,181,799	$–	$5,953,471,657
Other Financial Instruments
Futures Contracts
Assets	$284,811	$–	$–	$284,811
Liabilities	–	–	–	–
Total	$284,811	$–	$–	$284,811

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

28	See Notes to Financial Statements.

Schedule of Investments

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 117.64%

ASSET-BACKED SECURITIES 13.24%

Automobiles 7.42%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$2,418,187	$2,438,347
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	8,065,000	8,089,906
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	1,486,726	1,481,093
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,906,292
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	9,966,000	10,062,148
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,797,407
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,571,754
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,584,020
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	558,165	558,079
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	8,880,586	8,945,082
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	9,734,000	9,923,955
Citizens Auto Receivables Trust Series 2024-1 Class A3†	5.11%	4/17/2028	7,264,223	7,302,285
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	2,721,208	2,740,273
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,225,000	9,329,685
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,066,132
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	9,580,000	9,597,001
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,821,901
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	8,220,000	8,391,584
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,611,735
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	9,000,000	9,805,711
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,822,755
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	20,145,000	19,937,656
GLS Auto Receivables Issuer Trust Series 2024-1A Class D†	5.95%	12/17/2029	6,610,000	6,733,015
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,008,394

See Notes to Financial Statements.	29

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	$2,468,432	$2,496,914
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	10,205,370	10,313,394
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	7,124,000	7,187,644
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%	9/15/2028	4,962,000	4,997,623
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	6,550,000	6,686,463
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	7,590,000	7,660,413
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	19,810,000	20,038,124
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	1,816,356	1,819,960
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	15,256	15,251
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,482,578
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	1,490,532	1,523,824
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	4,165,000	4,251,927
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,589,089
Santander Drive Auto Receivables Trust Series 2025-4 Class B	4.27%	1/15/2032	17,835,000	17,892,434
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	4,772,680	4,790,351
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,557,626
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	2,145,000	2,360,415
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	9,550,000	9,624,274
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	3,912,032	3,930,706
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%	5/17/2027	1,347,955	1,349,287
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	7,915,000	8,043,682

30	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	$8,945,000	$8,964,287
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	15,894,784	16,063,081
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	6,835,000	6,870,964
Total					329,036,521

Credit Card 0.68%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,733,500	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,630,000	7,676,368
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	5,350,000	5,386,415
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	10,155,000	10,294,026
Total					30,090,309

Other 5.04%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	3,250,000	3,253,097
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,644,226
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	2,670,000	2,682,941
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,710,000	2,716,986
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	1,850,000	1,858,966
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,135,000	8,155,979
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,200,000	10,229,738
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.632% (3 mo. USD Term SOFR + 1.75%	)#	7/17/2038	5,000,000	5,039,400
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	2,728,001	2,759,371
Anchorage Capital CLO 32 Ltd. Series 2025-32A Class D†	8.068% (3 mo. USD Term SOFR + 3.95%	)#	7/15/2037	3,000,000	3,030,384
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.592% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	2,373,140	2,373,596

See Notes to Financial Statements.	31

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.345% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	$5,460,000	$5,465,092
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	4,725,000	4,725,478
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	9,350,000	9,417,135
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	3,140,152	3,178,468
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	4,575,000	4,611,285
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,425,000	3,445,657
Dryden 105 CLO Ltd. Series 2023-105A Class AR†	5.355% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2038	6,030,000	6,060,150
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	4/15/2036	5,640,000	5,646,745
Dryden 119 CLO Ltd. Series 2024-119A Class D1†	7.555% (3 mo. USD Term SOFR + 3.65%	)#	4/15/2036	2,000,000	2,010,858
Elmwood CLO I Ltd. Series 2019-1A Class DRR†	7.634% (3 mo. USD Term SOFR + 3.75%	)#	4/20/2037	3,180,000	3,200,085
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.36% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037	2,680,000	2,692,832
KKR CLO 35 Ltd. Series 35A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	5,550,000	5,553,263
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	3,441,340	3,377,734
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	11,955,000	12,114,324
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.692% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,167,924	1,168,204
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	5,940,000	5,941,206
M&T Equipment Notes Series 2025-1A Class A4†	4.91%		3/16/2032	5,075,000	5,200,386
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	5.62% (3 mo. USD Term SOFR + 1.75%	)#	7/21/2038	7,595,000	7,629,618
Madison Park Funding LXIX Ltd. Series 2024-69A Class A2†	5.568% (3 mo. USD Term SOFR + 1.71%	)#	7/25/2037	9,200,000	9,216,293

32	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	$4,250,000	$4,378,634
MF1 LLC Series 2022-FL9 Class A†	6.11% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	2,363,040	2,364,496
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	4,640,000	4,647,786
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	268,774
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	4,336,949	4,357,131
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,069,041
Regatta XX Funding Ltd. Series 2021-2A Class BR†	5.455% (3 mo. USD Term SOFR + 1.55%	)#	1/15/2038	6,900,000	6,905,900
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	5.908% (3 mo. USD Term SOFR + 2.05%	)#	4/25/2037	2,170,000	2,177,625
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,463,540
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,329,138	6,269,500
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	7,354,390	7,466,829
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	3,110,000	3,132,354
Trinitas CLO XXVII Ltd. Series 2024-27A Class D1†	8.184% (3 mo. USD Term SOFR + 4.30%	)#	4/18/2037	2,160,000	2,186,216
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	3,769,750	3,761,638
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,590,115	2,613,097
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	12,117,000	12,366,186
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	7,549,000	7,693,572
Total					223,521,816

Student Loan 0.10%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	5.872% (30 day USD SOFR Average + 1.80%	)#	6/25/2047	4,320,007	4,332,543
Total Asset-Backed Securities (cost $583,576,726)					586,981,189

See Notes to Financial Statements.	33

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Shares	Fair Value
COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(b) (cost $334,508)			18,676	$341,454

			Principal Amount

CORPORATE BONDS 46.36%

Aerospace/Defense 0.92%
ATI, Inc.	7.25%	8/15/2030	$2,008,000	2,127,888
Boeing Co.	3.10%	5/1/2026	7,000,000	6,967,990
Boeing Co.	5.15%	5/1/2030	4,566,000	4,707,579
Boeing Co.	6.528%	5/1/2034	4,009,000	4,459,892
Boeing Co.	6.858%	5/1/2054	2,220,000	2,531,868
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031	1,959,000	2,089,123
Hexcel Corp.	5.875%	2/26/2035	6,808,000	7,201,250
Northrop Grumman Corp.	3.25%	1/15/2028	6,298,000	6,208,151
TransDigm, Inc.†	6.75%	1/31/2034	4,299,000	4,494,646
Total				40,788,387

Agriculture 0.64%
Altria Group, Inc.	4.875%	2/4/2028	4,988,000	5,074,864
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%	7/1/2034	9,500,000	9,963,711
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	8,651,000	8,905,593
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	4,078,000	4,385,133
Total				28,329,301

Airlines 0.38%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	12,023,000	12,064,767
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,037,000	4,978,846
Total				17,043,613

Apparel 0.15%
William Carter Co.†	7.375%	2/15/2031	6,314,000	6,447,877

Auto Manufacturers 0.89%
Ford Motor Credit Co. LLC	2.90%	2/10/2029	2,858,000	2,673,803
Ford Motor Credit Co. LLC	5.303%	9/6/2029	7,115,000	7,151,089
Ford Motor Credit Co. LLC	6.054%	11/5/2031	3,828,000	3,921,432
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,449,568
Ford Motor Credit Co. LLC	7.35%	11/4/2027	9,610,000	10,036,808
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,141,000	3,279,129

34	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		$5,517,000	$5,696,165
Toyota Motor Credit Corp.	4.55%		9/20/2027		3,088,000	3,125,735
Total						39,333,729

Auto Parts & Equipment 0.36%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032		3,951,000	4,067,041
Dornoch Debt Merger Sub, Inc.†(d)	6.625%		10/15/2029		4,622,000	3,896,901
Forvia SE (France)†(c)	6.75%		9/15/2033		4,170,000	4,248,738
ZF North America Capital, Inc.†	6.75%		4/23/2030		3,719,000	3,621,522
Total						15,834,202

Banks 6.82%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		3,200,000	2,937,358
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,119,000	5,446,090
Banco de Credito del Peru SA (Peru)†(c)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037		6,731,000	6,757,935
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029		7,537,000	7,187,884
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028		10,683,000	10,602,343
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		9,764,000	9,750,172
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,304,318
Barclays PLC (United Kingdom)(c)	6.125% (5 yr. CMT + 5.87%	)#	–	(e)	9,262,000	9,275,930
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027		10,000,000	10,172,353
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		6,780,000	7,020,160
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028		4,150,000	4,139,657
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030		3,263,000	3,239,402
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036		5,680,000	5,798,709
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		7,733,000	8,264,878
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		13,785,000	15,188,851
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		5,657,000	5,663,671

See Notes to Financial Statements.	35

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	$12,096,000	$12,190,541
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	4,122,000	4,117,484
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040	8,031,000	8,219,247
Freedom Mortgage Corp.†	12.25%		10/1/2030	5,640,000	6,265,211
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	6,830,000	6,143,246
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035	5,686,000	5,776,497
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	5,678,000	6,285,171
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	12,412,000	12,650,339
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	4,685,000	4,904,061
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	980,000	893,534
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	5,143,000	5,196,367
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,000,000	5,352,617
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	12,802,000	12,900,705
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	2,359,000	2,418,819
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035	4,299,000	3,959,053
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%	)#	7/21/2036	5,886,000	6,099,771
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084	6,304,000	6,649,264
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	8,111,000	8,653,460
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,177,000	7,272,300
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	5,000,000	5,317,557
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,000,000	7,851,340
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033	4,312,000	3,880,019

36	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	5.58% (SOFR + 1.76%	)#	5/9/2036	$9,812,000	$10,296,673
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	6,945,000	6,954,707
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,300,000	5,173,367
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	11,838,000	11,125,876
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,255,000	2,337,605
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034	5,000,000	5,592,997
Western Alliance Bancorp(d)	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	5,037,000	4,832,901
Total					302,060,440

Beverages 0.18%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	8,126,254

Biotechnology 0.57%
Amgen, Inc.	5.15%		3/2/2028	5,199,000	5,322,155
Genmab AS/Genmab Finance LLC (Denmark)†(c)(f)	6.25%		12/15/2032	4,294,000	4,418,123
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	9,576,000	6,034,620
Royalty Pharma PLC	3.35%		9/2/2051	5,882,000	3,984,953
Royalty Pharma PLC	5.40%		9/2/2034	5,402,000	5,561,870
Total					25,321,721

Building Materials 0.32%
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033	3,832,000	4,033,555
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	2,145,000	2,249,629
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	4,155,000	3,934,057
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031	3,898,000	4,140,530
Total					14,357,771

Chemicals 0.31%
OCP SA (Malaysia)(c)	6.75%		5/2/2034	5,680,000	6,116,876
Rain Carbon, Inc.†(d)	12.25%		9/1/2029	3,252,000	3,359,758
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	4,233,000	4,259,422
Total					13,736,056

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	4,375,000	4,006,608

See Notes to Financial Statements.	37

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 1.30%
Allied Universal Holdco LLC†	7.875%	2/15/2031	$2,595,000	$2,734,292
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	4,664,000	4,577,233
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,074,915
Global Payments, Inc.	2.90%	11/15/2031	7,400,000	6,626,795
Global Payments, Inc.	5.55%	11/15/2035	9,362,000	9,359,392
GXO Logistics, Inc.	6.50%	5/6/2034	12,081,000	13,009,948
Herc Holdings, Inc.†(d)	7.25%	6/15/2033	3,439,000	3,643,376
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	9,916,000	10,318,701
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	4,315,000	4,456,465
Total				57,801,117

Computers 0.31%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	5,032,489
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,491,209
International Business Machines Corp.	6.50%	1/15/2028	2,094,000	2,200,672
Total				13,724,370

Cosmetics/Personal Care 0.13%
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	5,376,000	5,546,317

Diversified Financial Services 3.76%
Aircastle Ltd.†	2.85%	1/26/2028	5,300,000	5,146,875
Aircastle Ltd.†	6.50%	7/18/2028	12,208,000	12,828,678
Aretec Group, Inc.†	10.00%	8/15/2030	3,646,000	3,960,664
Aviation Capital Group LLC†	6.375%	7/15/2030	4,500,000	4,822,924
Aviation Capital Group LLC†	6.75%	10/25/2028	5,000,000	5,312,519
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%	11/12/2030	6,192,000	6,162,520
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	879,000	873,623
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%	11/18/2027	797,000	771,498
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.375%	5/30/2030	5,659,000	5,821,317
Azorra Finance Ltd. (Cayman Islands)†(c)	7.25%	1/15/2031	5,938,000	6,213,007
Cboe Global Markets, Inc.	3.65%	1/12/2027	5,304,000	5,284,378
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	12,376,000	13,058,836
CrossCountry Intermediate HoldCo LLC†	6.50%	10/1/2030	8,586,000	8,705,740
GGAM Finance Ltd. (Ireland)†(c)	8.00%	2/15/2027	4,668,000	4,783,019
Jane Street Group/JSG Finance, Inc.†	6.125%	11/1/2032	5,785,000	5,889,975
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	4,819,000	5,044,067
LPL Holdings, Inc.†	4.00%	3/15/2029	12,000,000	11,764,042
LPL Holdings, Inc.†	4.625%	11/15/2027	5,486,000	5,488,095

38	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	$2,370,000	$2,405,591
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	3,752,000	4,025,293
Muthoot Finance Ltd. (India)(c)	6.375%		4/23/2029	5,800,000	5,854,558
Navient Corp.	11.50%		3/15/2031	4,287,000	4,794,212
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,793,918
OneMain Finance Corp.	7.50%		5/15/2031	6,032,000	6,342,262
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,967,000	4,119,904
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,366,561
Rocket Cos., Inc.†	6.375%		8/1/2033	4,810,000	5,042,891
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029	4,176,000	4,036,735
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	10,023,000	10,105,773
Total					166,819,475

Electric 4.14%
AEP Transmission Co. LLC	5.375%		6/15/2035	2,747,000	2,862,817
Alpha Generation LLC†	6.75%		10/15/2032	3,081,000	3,173,335
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056	9,795,000	9,733,759
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,180,920
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	5,004,000	5,257,893
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	7,118,191	7,342,414
Constellation Energy Generation LLC	5.60%		6/15/2042	2,075,000	2,111,257
Dominion Energy, Inc.	5.45%		3/15/2035	6,467,000	6,691,213
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%	)#	2/15/2056	5,945,000	6,017,780
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,698,000	2,816,208
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	11,476,000	11,569,897
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	3,011,000	3,096,522
Entergy Louisiana LLC	5.70%		3/15/2054	4,297,000	4,355,278
Entergy Mississippi LLC	5.80%		4/15/2055	4,467,000	4,601,041
Evergy Kansas Central, Inc.	5.25%		3/15/2035	7,710,000	7,915,728
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,281,947
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	4,259,182	4,459,023

See Notes to Financial Statements.	39

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
FirstEnergy Transmission LLC	5.00%	1/15/2035	$1,903,000	$1,921,239
Florida Power & Light Co.	5.80%	3/15/2065	2,315,000	2,434,200
Indianapolis Power & Light Co.†	5.70%	4/1/2054	3,000,000	3,021,367
Interstate Power & Light Co.	4.95%	9/30/2034	1,995,000	2,006,505
Interstate Power & Light Co.	5.60%	6/29/2035	5,850,000	6,135,766
IPALCO Enterprises, Inc.	4.25%	5/1/2030	10,730,000	10,549,555
Kentucky Utilities Co.	5.85%	8/15/2055	5,914,000	6,106,225
Lightning Power LLC†	7.25%	8/15/2032	4,961,000	5,268,587
NRG Energy, Inc.†	4.45%	6/15/2029	6,500,000	6,486,997
NRG Energy, Inc.†	6.00%	2/1/2033	4,037,000	4,125,439
Oglethorpe Power Corp.	5.95%	11/1/2039	2,419,000	2,602,851
Pacific Gas & Electric Co.	5.00%	6/4/2028	5,702,000	5,797,291
Palomino Funding Trust I†	7.233%	5/17/2028	3,939,000	4,171,475
PSEG Power LLC†	5.75%	5/15/2035	3,105,000	3,260,560
Talen Energy Supply LLC†	6.25%	2/1/2034	4,827,000	4,921,363
Talen Energy Supply LLC†	8.625%	6/1/2030	2,524,000	2,677,368
Vistra Operations Co. LLC†	5.70%	12/30/2034	7,041,000	7,280,056
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,965,000	3,151,249
VoltaGrid LLC†	7.375%	11/1/2030	4,306,000	4,297,007
Xcel Energy, Inc.	5.60%	4/15/2035	5,687,000	5,926,348
Total				183,608,480

Electronics 0.40%
Flex Ltd.	5.375%	11/13/2035	5,718,000	5,748,018
Vontier Corp.	2.95%	4/1/2031	12,857,000	11,774,001
Total				17,522,019

Energy-Alternate Sources 0.12%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%	11/8/2028	5,654,000	5,504,310

Engineering & Construction 0.27%
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	4,147,000	4,386,003
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,656,737
Total				12,042,740

Entertainment 0.36%
Flutter Treasury DAC (Ireland)†(c)	5.875%	6/4/2031	6,623,000	6,693,436
Warnermedia Holdings, Inc.	4.054%	3/15/2029	5,297,000	5,142,473
Warnermedia Holdings, Inc.	4.279%	3/15/2032	4,686,000	4,287,690
Total				16,123,599

40	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Equity Real Estate 0.11%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	$4,945,000	$4,796,101

Food 0.69%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034	4,333,000	4,373,358
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.625%	1/15/2032	4,244,000	3,981,735
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	5.75%	4/1/2033	6,400,000	6,711,168
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	2,640,000	2,692,976
Mars, Inc.†	5.00%	3/1/2032	5,296,000	5,476,070
Mars, Inc.†	5.20%	3/1/2035	6,931,000	7,173,502
Total				30,408,809

Gas 0.42%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	4,027,088
National Fuel Gas Co.	2.95%	3/1/2031	1,148,000	1,050,131
National Fuel Gas Co.	5.95%	3/15/2035	6,693,000	7,052,431
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,553,924
Total				18,683,574

Health Care-Products 0.74%
180 Medical, Inc.†	5.30%	10/8/2035	7,220,000	7,211,179
Baxter International, Inc.	2.539%	2/1/2032	13,353,000	11,676,117
Baxter International, Inc.(f)	5.65%	12/15/2035	7,300,000	7,442,692
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	3,820,000	3,955,877
Solventum Corp.	5.60%	3/23/2034	2,253,000	2,355,343
Total				32,641,208

Health Care-Services 1.53%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,388,737
Centene Corp.	4.25%	12/15/2027	4,912,000	4,855,515
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	4,574,000	4,324,879
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	14,400,000	13,037,894
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	458,000	482,364
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	8,717,000	9,248,310
Molina Healthcare, Inc.†	3.875%	11/15/2030	3,637,000	3,363,289
Tenet Healthcare Corp.†	6.00%	11/15/2033	4,475,000	4,623,606
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,180,927

See Notes to Financial Statements.	41

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
UnitedHealth Group, Inc.	4.50%	4/15/2033	$5,318,000	$5,309,568
UnitedHealth Group, Inc.	5.35%	2/15/2033	4,628,000	4,853,536
Universal Health Services, Inc.	2.65%	1/15/2032	7,880,000	6,952,986
Total				67,621,611

Home Builders 0.33%
Century Communities, Inc.†	3.875%	8/15/2029	6,832,000	6,506,666
LGI Homes, Inc.†	4.00%	7/15/2029	8,985,000	8,218,718
Total				14,725,384

Insurance 3.10%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	5,549,000	5,654,769
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032	2,524,000	2,604,475
Aspen Insurance Holdings Ltd.	5.75%	7/1/2030	8,352,000	8,757,796
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,715,267
Athene Global Funding†	5.033%	7/17/2030	16,704,000	16,918,869
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,917,089
Belrose Funding Trust II†	6.792%	5/15/2055	5,753,000	6,007,917
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,147,000	4,250,107
Brown & Brown, Inc.	2.375%	3/15/2031	11,591,000	10,390,550
Brown & Brown, Inc.	5.25%	6/23/2032	992,000	1,016,325
Brown & Brown, Inc.	5.55%	6/23/2035	2,008,000	2,065,306
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,315,193
GA Global Funding Trust†	4.40%	9/23/2027	6,752,000	6,771,464
GA Global Funding Trust†	5.50%	4/1/2032	7,948,000	8,150,990
Global Atlantic Fin Co.†	7.95%	6/15/2033	3,411,000	3,900,307
Hanover Insurance Group, Inc.	5.50%	9/1/2035	4,049,000	4,133,071
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,346,178
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,287,289
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,765,613
Pricoa Global Funding I†	4.75%	8/26/2032	4,966,000	5,012,054
Principal Life Global Funding II†	5.10%	1/25/2029	4,373,000	4,490,108
Protective Life Corp.	8.45%	10/15/2039	393,000	497,375
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033	4,490,000	4,721,078
RGA Global Funding†	5.00%	8/25/2032	12,246,000	12,336,816
Sammons Financial Group Global Funding†	5.10%	12/10/2029	3,992,000	4,116,827
Total				137,142,833

42	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 1.21%
AppLovin Corp.	5.375%		12/1/2031	$3,949,000	$4,111,348
Meta Platforms, Inc.	4.875%		11/15/2035	6,046,000	6,113,874
Meta Platforms, Inc.	5.50%		11/15/2045	4,397,000	4,401,043
Prosus NV (Netherlands)(c)	4.027%		8/3/2050	5,490,000	3,853,675
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	1,881,000	2,092,464
Uber Technologies, Inc.†	4.50%		8/15/2029	16,776,000	16,793,942
Uber Technologies, Inc.	4.80%		9/15/2035	3,167,000	3,167,542
Uber Technologies, Inc.	5.35%		9/15/2054	5,044,000	4,885,973
Wayfair LLC†	6.75%		11/15/2032	4,313,000	4,411,565
Weibo Corp. (China)(c)(d)	3.375%		7/8/2030	4,100,000	3,905,015
Total					53,736,441

Investment Companies 0.43%
Blackstone Private Credit Fund	2.625%		12/15/2026	5,000,000	4,899,660
Blue Owl Capital Corp.	2.625%		1/15/2027	10,178,000	9,919,064
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	2,142,000	2,125,945
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	1,831,000	1,900,184
Total					18,844,853

Iron-Steel 0.27%
Carpenter Technology Corp.†	5.625%		3/1/2034	4,341,000	4,417,410
Commercial Metals Co.†	5.75%		11/15/2033	4,374,000	4,475,713
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	2,916,000	2,905,823
Total					11,798,946

Leisure Time 0.80%
Carnival Corp.†	6.125%		2/15/2033	5,879,000	6,059,568
Lindblad Expeditions LLC†	7.00%		9/15/2030	4,124,000	4,232,185
Polaris, Inc.	5.60%		3/1/2031	11,393,000	11,543,763
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,818,000	5,863,659
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	7,548,000	7,633,128
Total					35,332,303

Lodging 0.33%
Full House Resorts, Inc.†(d)	8.25%		2/15/2028	4,455,000	3,870,281
Melco Resorts Finance Ltd. (Hong Kong)†(c)	6.50%		9/24/2033	4,595,000	4,553,042
Wynn Macau Ltd. (Macau)†(c)	6.75%		2/15/2034	6,058,000	6,061,122
Total					14,484,445

See Notes to Financial Statements.	43

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.68%
Flowserve Corp.	2.80%	1/15/2032	$4,260,000	$3,829,830
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	4,886,000	5,148,623
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	2,722,000	2,463,755
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,766,516
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,517,666
Regal Rexnord Corp.	6.30%	2/15/2030	4,000,000	4,251,050
Total				29,977,440

Media 1.07%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	12,097,000	11,531,975
Directv Financing LLC†	8.875%	2/1/2030	4,401,000	4,358,743
Gray Media, Inc.†(d)	9.625%	7/15/2032	4,043,000	4,193,844
Paramount Global	3.375%	2/15/2028	7,622,000	7,453,766
Paramount Global	3.70%	6/1/2028	4,286,000	4,212,756
Paramount Global	4.90%	8/15/2044	3,013,000	2,356,232
Paramount Global	6.875%	4/30/2036	2,816,000	2,957,257
Sinclair Television Group, Inc.†	8.125%	2/15/2033	5,695,000	5,937,664
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,297,302
Total				47,299,539

Mining 1.49%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	3,573,000	3,532,859
Anglo American Capital PLC (United Kingdom)†(c)	5.50%	5/2/2033	1,217,000	1,266,034
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	5,193,000	5,486,617
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	5,247,000	5,480,518
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	5,825,000	6,047,031
Corp. Nacional del Cobre de Chile (Chile)†(c)	6.33%	1/13/2035	8,648,000	9,252,063
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	6,042,000	6,371,459
Fortescue Treasury Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	768,000	741,520
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,244,516
Hecla Mining Co.	7.25%	2/15/2028	1,811,000	1,822,440
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	5,068,000	5,205,150
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.95%	10/17/2031	5,358,000	5,709,902
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,383,347
Vedanta Resources Finance II PLC (United Kingdom)†(c)	9.475%	7/24/2030	3,400,000	3,418,090
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	2,819,000	2,955,434
Total				65,916,980

44	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.14%
LSB Industries, Inc.†	6.25%		10/15/2028	$6,110,000	$6,099,920

Oil & Gas 2.15%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029	3,849,000	4,024,753
Antero Resources Corp.†	5.375%		3/1/2030	6,584,000	6,649,307
Caturus Energy LLC†	8.50%		2/15/2030	5,349,000	5,523,244
Continental Resources, Inc.†	5.75%		1/15/2031	5,119,000	5,281,408
Crescent Energy Finance LLC†	7.375%		1/15/2033	4,942,000	4,686,928
EQT Corp.	7.00%		2/1/2030	2,652,000	2,886,175
Expand Energy Corp.	5.375%		3/15/2030	5,467,000	5,544,594
Expand Energy Corp.†	6.75%		4/15/2029	8,980,000	9,046,141
HF Sinclair Corp.	5.00%		2/1/2028	5,000,000	5,004,922
Long Ridge Energy LLC†	8.75%		2/15/2032	2,807,000	2,940,815
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%		12/1/2032	5,374,000	5,527,309
Matador Resources Co.†	6.25%		4/15/2033	5,697,000	5,703,574
Occidental Petroleum Corp.	6.625%		9/1/2030	3,168,000	3,418,671
ORLEN SA (Poland)†(c)	6.00%		1/30/2035	4,100,000	4,350,139
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	6,235,000	6,184,741
SM Energy Co.†	6.75%		8/1/2029	10,583,000	10,577,980
Transocean International Ltd.†	7.875%		10/15/2032	4,212,000	4,393,538
Viper Energy Partners LLC	5.70%		8/1/2035	3,620,000	3,712,256
Total					95,456,495

Oil & Gas Services 0.29%
Kodiak Gas Services LLC†	6.50%		10/1/2033	4,092,000	4,176,905
SESI LLC†	7.875%		9/30/2030	4,536,000	4,516,890
WBI Operating LLC†	6.25%		10/15/2030	4,315,000	4,320,049
Total					13,013,844

Packaging & Containers 0.22%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,353,000	7,425,493
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	2,500,000	2,363,639
Total					9,789,132

Pharmaceuticals 0.62%
Bayer Corp.†	6.65%		2/15/2028	1,527,000	1,601,736
Bayer U.S. Finance LLC†	6.375%		11/21/2030	9,069,000	9,702,215
Bayer U.S. Finance LLC†	6.50%		11/21/2033	7,275,000	7,879,872
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	6,086,000	6,405,271

See Notes to Financial Statements.	45

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026		$1,971,000	$1,946,481
Total						27,535,575

Pipelines 2.00%
Colonial Enterprises, Inc.†	5.627%		11/15/2035		4,185,000	4,247,967
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032		10,086,000	10,110,882
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		3,707,000	3,785,832
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,905,000	2,923,691
DT Midstream, Inc.†	4.125%		6/15/2029		9,336,000	9,168,435
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		8,287,000	8,180,423
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		8,937,000	10,287,658
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(e)	9,119,000	9,181,201
Energy Transfer LP	7.133% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		4,830,000	4,803,402
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		6,117,000	6,408,415
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,691,287
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,510,575
Plains All American Pipeline LP	8.223% (3 mo. USD Term SOFR + 4.37%	)#	–	(e)	2,688,000	2,701,060
Rockies Express Pipeline LLC†	6.75%		3/15/2033		3,629,000	3,812,032
Venture Global LNG, Inc.†	8.375%		6/1/2031		4,908,000	4,923,411
Total						88,736,271

REITS 2.45%
Brandywine Operating Partnership LP	8.875%		4/12/2029		5,423,000	5,878,044
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040		7,956,000	7,944,941
Crown Castle, Inc.	2.10%		4/1/2031		5,000,000	4,409,915
Crown Castle, Inc.	3.30%		7/1/2030		2,632,000	2,502,724
EPR Properties	4.95%		4/15/2028		1,994,000	2,010,911
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5,500,000	5,661,414
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		4,965,000	5,059,343
Host Hotels & Resorts LP	5.70%		6/15/2032		5,652,000	5,902,157
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		6,995,000	6,742,705
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		6,309,000	6,224,066

46	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	$6,754,000	$7,165,190
Millrose Properties, Inc.†	6.375%	8/1/2030	5,224,000	5,333,093
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	5,642,000	5,609,097
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	932,000	981,022
Piedmont Operating Partnership LP	2.75%	4/1/2032	4,197,000	3,606,846
Piedmont Operating Partnership LP	5.625%	1/15/2033	3,152,000	3,177,332
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,762,379
Starwood Property Trust, Inc.†	6.50%	10/15/2030	7,630,000	7,972,694
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,411,173
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	3,831,000	3,811,379
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,543,564
Total				108,709,989

Retail 0.67%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	6,425,000	6,562,756
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	7,002,000	5,189,134
LBM Acquisition LLC†	9.50%	6/15/2031	5,846,000	6,032,897
QXO Building Products, Inc.†	6.75%	4/30/2032	7,494,000	7,844,839
Staples, Inc.†	10.75%	9/1/2029	4,185,000	4,134,114
Total				29,763,740

Semiconductors 0.63%
Broadcom, Inc.†	4.15%	4/15/2032	7,909,000	7,809,377
Broadcom, Inc.	5.15%	11/15/2031	6,190,000	6,460,668
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,744,000	5,977,223
Foundry JV Holdco LLC†	5.90%	1/25/2033	5,252,000	5,551,576
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,169,000	2,324,774
Total				28,123,618

Software 0.93%
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	5,256,000	5,459,674
CoreWeave, Inc.†	9.00%	2/1/2031	4,976,000	4,508,973
MSCI, Inc.†	3.625%	9/1/2030	5,500,000	5,265,944
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,166,209
Oracle Corp.	5.95%	9/26/2055	13,935,000	13,068,096
Paychex, Inc.	5.35%	4/15/2032	5,917,000	6,155,572
Workday, Inc.	3.80%	4/1/2032	3,500,000	3,360,196
Total				40,984,664

See Notes to Financial Statements.	47

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.43%
Altice France SA (France)†(c)	9.50%		11/1/2029	$4,253,688	$4,369,274
Cipher Compute LLC†	7.125%		11/15/2030	4,247,000	4,320,005
Sprint Capital Corp.	8.75%		3/15/2032	4,500,000	5,478,662
WULF Compute LLC†	7.75%		10/15/2030	4,743,000	4,907,679
Total					19,075,620

Transportation 0.21%
Rand Parent LLC†	8.50%		2/15/2030	5,023,000	5,188,337
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	4,124,000	4,322,732
Total					9,511,069
Total Corporate Bonds (cost $2,009,336,873)					2,054,288,790

FLOATING RATE LOANS(g) 1.86%

Commercial Services 0.13%
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	5.75% (1 mo. USD Term SOFR + 1.75%	)	3/7/2032	5,827,358	5,803,262

Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.038% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	2,638,000	2,640,888

Diversified Financial Services 0.45%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	11,857,577	11,912,596
Hudson River Trading LLC 2024 Term Loan B	6.709% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030	3,918,070	3,933,684
Jane Street Group LLC 2024 Term Loan B1	5.822% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	3,978,557	3,944,322
Total					19,790,602

Electric 0.44%
Calpine Corp. 2024 Term Loan B10	5.666% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	3,226,000	3,226,968
NRG Energy, Inc. 2024 Term Loan	5.593% - 5.67% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	11,802,582	11,836,986
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.666% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	4,275,005	4,297,877
Total					19,361,831

48	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Entertainment 0.31%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	$9,934,927	$9,916,348
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.916% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	2,082,178	2,049,644
Six Flags Entertainment Corp. 2024 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	2,001,458	1,955,385
Total					13,921,377

Environmental Control 0.13%
Clean Harbors, Inc. 2025 Term Loan	5.416% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	5,902,000	5,952,728

Pipelines 0.14%
Colossus Acquireco LLC Term Loan B	5.87% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	6,118,000	6,101,757

Utilities 0.20%
Alpha Generation LLC Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	8,683,146	8,710,758
Total Floating Rate Loans (cost $82,225,748)					82,283,203

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.62%

Kazakhstan 0.17%
Baiterek National Managing Holding JSC†	4.65%		10/1/2030	7,824,000	7,766,078

Mexico 0.19%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	8,113,000	8,246,378

Romania 0.16%
Romania Government International Bonds†	6.625%		5/16/2036	7,066,000	7,305,103

South Africa 0.10%
Republic of South Africa Government International Bonds	5.75%		9/30/2049	5,000,000	4,237,350
Total Foreign Government Obligations (cost $27,110,271)					27,554,909

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.45%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	22,170,000	20,069,572
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,844,342

See Notes to Financial Statements.	49

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(h)	7/25/2032	$7,500,000	$7,230,973
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(h)	10/25/2033	5,910,000	6,186,025
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	3,021,000	2,844,182
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(h)	5/25/2033	13,872,319	13,789,156
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(h)	12/25/2034	6,300,000	6,464,894
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	2,870	2,572
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $62,755,283)					64,431,716

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.10%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	7,239,617	6,184,217
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	2,131,046	2,004,796
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	8,056,291	8,141,800
Federal Home Loan Mortgage Corp.	5.449% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	5,768,494	5,872,066
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	30,506,590	31,437,575
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 2/1/2055	27,879,550	29,118,500
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	9,851,924	10,283,378
Federal National Mortgage Association	2.50%		1/1/2051 - 5/1/2052	5,300,858	4,598,622
Federal National Mortgage Association	3.00%		4/1/2051 - 1/1/2052	19,267,741	17,277,268
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	13,569,144	12,679,530
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	7,606,874	7,669,861
Federal National Mortgage Association	5.477% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	22,624,197	23,068,653

50	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.50%		8/1/2040 - 10/1/2054	$34,031,512	$35,079,044
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	10,085,032	10,529,707
Federal National Mortgage Association	6.264% (30 day USD SOFR Average + 2.12%	)#	11/1/2054	13,984,302	14,476,543
Government National Mortgage Association(i)	2.00%		TBA	23,670,000	19,719,775
Government National Mortgage Association(i)	2.50%		TBA	11,840,000	10,278,818
Government National Mortgage Association(i)	3.00%		TBA	59,717,000	53,885,903
Government National Mortgage Association(i)	4.50%		TBA	27,746,000	27,141,766
Government National Mortgage Association(i)	5.00%		TBA	80,013,000	79,874,677
Government National Mortgage Association(i)	5.50%		TBA	100,474,000	101,413,304
Government National Mortgage Association(i)	6.00%		TBA	39,516,000	40,288,612
Government National Mortgage Association(i)	6.50%		TBA	47,550,000	48,961,428
Uniform Mortgage-Backed Security(i)	2.00%		TBA	22,616,000	18,411,440
Uniform Mortgage-Backed Security(i)	2.50%		TBA	115,000	97,884
Uniform Mortgage-Backed Security(i)	3.00%		TBA	2,878,000	2,556,719
Uniform Mortgage-Backed Security(i)	3.50%		TBA	13,549,000	12,533,910
Uniform Mortgage-Backed Security(i)	4.00%		TBA	16,252,000	15,474,820
Uniform Mortgage-Backed Security(i)	4.50%		TBA	30,288,000	30,285,621
Uniform Mortgage-Backed Security(i)	5.00%		TBA	217,493,000	217,867,717
Uniform Mortgage-Backed Security(i)	5.50%		TBA	84,149,000	85,397,133
Uniform Mortgage-Backed Security(i)	6.00%		TBA	49,005,000	50,269,735
Uniform Mortgage-Backed Security(i)	6.50%		TBA	24,765,000	25,661,727
Uniform Mortgage-Backed Security(i)	7.00%		TBA	9,128,000	9,581,641
Total Government Sponsored Enterprises Pass-Throughs (cost $1,063,773,250)					1,068,124,190

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.91%
1301 Trust Series 2025-1301 Class A†	5.227%	#(h)	8/11/2042	5,460,000	5,571,457
ALA Trust Series 2025-OANA Class A†	5.702% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	4,310,000	4,333,237
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	3,771,000	3,966,033
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	5,070,323	4,278,957
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	2,600,000	2,748,493
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	3,850,000	4,047,972
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	7,600,000	8,050,127
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	8,180,000	8,477,132

See Notes to Financial Statements.	51

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.809% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	$6,140,000	$6,163,691
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,724,499
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	10,545,000	11,058,311
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	5,080,000	5,312,867
BX Trust Series 2025-ROIC Class B†	5.352% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,614,204	6,606,829
BX Trust Series 2025-VOLT Class D†(f)	6.75% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	5,200,000	5,221,109
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(h)	7/1/2051	10,657,647	8,980,923
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	4,619,363	3,898,382
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	95,404
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	2,093,072	1,843,378
CONE Trust Series 2024-DFW1 Class B†	6.25% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	2,240,000	2,244,965
DBC Mortgage Trust Series 2025-DBC Class C†	6.009% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	4,400,000	4,414,953
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1†	5.087%	(j)	11/25/2060	9,933,773	9,951,678
EFMT Series 2025-INV2 Class A1†	5.387%	(j)	5/26/2070	8,163,925	8,201,470
EFMT Series 2025-INV4 Class A1†	5.10%	(j)	10/25/2070	6,657,210	6,665,361
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.572% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	5,867,000	5,943,851
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.422% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	980,000	1,022,344
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.322% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	5,071,000	5,330,049
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.572% (30 day USD SOFR Average + 3.50%	)#	5/25/2043	11,800,000	12,359,440
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.222% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	1,351,726	1,351,590
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.472% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	1,365,629	1,395,284

52	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.822% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	$9,202,000	$9,675,167
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,421,552	1,450,516
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.972% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	7,100,000	7,482,101
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	9,470,000	9,479,002
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	2,571,701	2,163,897
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	6/1/2051	16,174,956	13,660,090
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	5,883,593	4,968,818
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(h)	8/10/2041	4,670,000	4,769,492
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(h)	4/25/2052	12,920,612	10,903,989
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	1,772,172	1,495,574
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(h)	2/26/2052	3,850,734	3,249,719
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A3†	2.50%	#(h)	1/25/2053	3,701,605	3,119,062
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	6,543,035	5,757,255
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(h)	6/10/2027	100,000	899
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(h)	12/25/2051	3,325,380	2,802,212
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(h)	5/25/2052	733,156	617,812
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	5,263,098	4,637,862
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	5,077,713	4,278,857
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(h)	12/25/2051	3,055,076	2,574,281
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(h)	4/25/2052	11,628,658	10,254,182

See Notes to Financial Statements.	53

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	$2,989,473	$2,634,334
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	1,577,081	1,389,729
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(h)	7/25/2052	1,000,100	844,006
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	4,121,451	3,631,838
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(h)	10/25/2052	2,397,915	2,113,052
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	2,966,453	2,614,049
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	8,975,391	7,903,325
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(h)	9/25/2052	6,292,173	5,525,088
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(h)	9/25/2065	8,700,571	8,784,282
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(h)	2/25/2066	3,654,126	3,661,148
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.849% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	2,670,000	2,677,488
MAD Commercial Mortgage Trust Series 2025-11MD Class A†	4.912%	#(h)	10/15/2042	5,160,000	5,190,805
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.753%	#(h)	11/25/2060	2,550,000	1,978,488
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	6,107,092
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(h)	9/25/2070	3,213,703	3,214,637
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	6.822% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	4,280,113	4,340,640
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.835%	#(h)	11/25/2059	3,850,000	3,092,648
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(h)	5/25/2065	7,583,554	7,680,232
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.352% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	3,550,000	3,555,272
NY Commercial Mortgage Trust Series 2025-299P Class A†	5.853%	#(h)	2/10/2047	9,135,000	9,712,920
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(h)	10/25/2060	4,375,953	4,392,988
OBX Trust Series 2025-NQM15 Class A1†	5.143%	(j)	7/27/2065	4,411,216	4,439,071
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(h)	8/25/2065	3,704,661	3,707,152

54	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(h)	10/25/2065	$3,847,732	$3,868,451
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(h)	12/25/2051	8,899,900	7,488,609
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	9/25/2051	6,072,630	5,147,561
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	1,543	1,535
RIDE Series 2025-SHRE Class A†	5.619%	#(h)	2/14/2047	8,710,000	9,013,291
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,110,000	11,468,455
Sequoia Mortgage Trust Series 2025-S2 Class A1†	4.00%	#(h)	11/25/2055	2,300,000	2,161,671
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(k)	0.456%	#(h)	2/15/2041	1,217,000	12,070
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	4,381	4,226
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	6,500,000	6,451,430
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.60% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	5,970,000	5,938,616
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	7.05% (1 mo. USD Term SOFR + 3.09%	)#	4/15/2042	4,700,000	4,724,464
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(h)	6/25/2054	360,204	366,241
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	7,000,000	6,320,235
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.65% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	2,305,509	2,308,868
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	13,960,000	14,861,604
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(h)	12/25/2051	1,342,656	1,130,550
Total Non-Agency Commercial Mortgage-Backed Securities (cost $433,243,517)					439,058,734

U.S. TREASURY OBLIGATIONS 20.09%
U.S. Treasury Bonds	4.00%		11/15/2042	110,406,000	103,220,985
U.S. Treasury Bonds	4.50%		11/15/2054	154,828,600	150,419,614
U.S. Treasury Bonds	4.625%		11/15/2044	132,326,000	132,419,041
U.S. Treasury Bonds	4.75%		2/15/2045	133,180,000	135,318,164
U.S. Treasury Bonds	4.75%		5/15/2055	120,396,000	121,872,731
U.S. Treasury Notes	3.625%		8/31/2027	53,043,000	53,132,096

See Notes to Financial Statements.	55

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	3.625%	8/31/2030	$193,724,000	$193,951,021
Total U.S. Treasury Obligations (cost $879,567,396)				890,333,652
Total Long-Term Investments (cost $5,141,923,572)				5,213,397,837

SHORT-TERM INVESTMENTS 1.21%

REPURCHASE AGREEMENTS 0.92%
Repurchase Agreement dated 11/28/2025, 4.050% due 12/1/2025 with Barclays Bank PLC collateralized by $15,496,400 of U.S. Treasury Bond at 5.000% due 5/15/2045; value: $16,326,531; proceeds: $16,005,400 (cost $16,000,000)			16,000,000	16,000,000
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $17,921,400 of U.S. Treasury Note at 1.250% due 12/31/2026; $7,983,800 of U.S. Treasury Note at 1.750% due 12/31/2026; value: $25,443,206; proceeds: $24,951,508 (cost $24,944,233)			24,944,233	24,944,233
Total Repurchase Agreements (cost $40,944,233)				40,944,233

Time Deposits 0.03%
CitiBank N.A.(l) (cost $1,264,968)			1,264,968	1,264,968

			Shares

Money Market Funds 0.26%
Fidelity Government Portfolio(l) (cost $11,384,713)			11,384,713	11,384,713
Total Short-Term Investments (cost $53,593,914)				53,593,914
Total Investments in Securities 118.85% (cost $5,195,517,486)				5,266,991,751
Other Assets and Liabilities – Net(m) (18.85)%				(835,441,186)
Net Assets 100.00%				$4,431,550,565

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $1,998,027,481, which represents 45.09% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.

56	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2025

*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis (See Note 2(l)).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Step Bond – Security with a predetermined schedule of interest rate changes.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at November 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	1/23/2026	3,718,000	$2,711,227	$2,667,585	$43,642

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	3,718,000	$2,702,158	$2,667,585	$(34,573)

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2026	651	Long	$ 75,501,062	$ 75,648,234	$147,172
U.S. 2-Year Treasury Note	March 2026	1,315	Long	274,535,361	274,650,079	114,718
Total Unrealized Appreciation on Futures Contracts						$261,890

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	644	Long	$70,744,306	$70,689,062	$(55,244)

See Notes to Financial Statements.	57

Schedule of Investments (concluded)

CORE PLUS BOND FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,356,809	$6,733,500	$30,090,309
Remaining Industries	–	556,890,880	–	556,890,880
Common Stocks	–	341,454	–	341,454
Corporate Bonds	–	2,054,288,790	–	2,054,288,790
Floating Rate Loans	–	82,283,203	–	82,283,203
Foreign Government Obligations	–	27,554,909	–	27,554,909
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	64,431,716	–	64,431,716
Government Sponsored Enterprises Pass-Throughs	–	1,068,124,190	–	1,068,124,190
Non-Agency Commercial Mortgage-Backed Securities	–	439,058,734	–	439,058,734
U.S. Treasury Obligations	–	890,333,652	–	890,333,652
Short-Term Investments
Repurchase Agreements	–	40,944,233	–	40,944,233
Time Deposits	–	1,264,968	–	1,264,968
Money Market Funds	11,384,713	–	–	11,384,713
Total	$11,384,713	$5,248,873,538	$6,733,500	$5,266,991,751
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$43,642	$–	$43,642
Liabilities	–	(34,573)	–	(34,573)
Futures Contracts
Assets	261,890	–	–	261,890
Liabilities	(55,244)	–	–	(55,244)
Total	$206,646	$9,069	$–	$215,715

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

58	See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.76%

ASSET-BACKED SECURITIES 2.50%

Other 2.50%
AGL CLO 29 Ltd. Series 2024-29A Class D†	7.62% (3 mo. USD Term SOFR + 3.75%	)#	4/21/2037	$5,000,000	$5,014,095
Apidos CLO XXXIII Ltd. Series 2020-33A Class ER2†	11.185% (3 mo. USD Term SOFR + 7.32%	)#	4/24/2038	750,000	771,718
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	6.905% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	7,350,000	7,360,687
Arini U.S. CLO III Ltd. Series 3A Class D†	6.82% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2039	4,480,000	4,488,328
Atlantic Avenue Ltd. Series 2023-1A Class D1R†(a)	–	(b)	1/15/2039	6,110,000	6,116,110
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	7.405% (3 mo. USD Term SOFR + 3.50%	)#	4/15/2037	7,400,000	7,457,927
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	6.684% (3 mo. USD Term SOFR + 2.80%	)#	1/20/2038	7,000,000	7,010,185
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DTR5†	6.604% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2038	8,500,000	8,577,520
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	7.805% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2037	9,250,000	9,307,609
Empower CLO Ltd. Series 2023-2A Class ER†	9.505% (3 mo. USD Term SOFR + 5.60%	)#	10/15/2038	1,900,000	1,877,284
Golub Capital Partners CLO 37B Ltd. Series 2017-19RA Class D1R3†	6.59% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2036	4,500,000	4,506,201
Golub Capital Partners CLO 52 B R Ltd. Series 2020-52A Class ER†	10.634% (3 mo. USD Term SOFR + 6.75%	)#	4/20/2037	1,750,000	1,757,777
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.662% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	2,000,000	2,012,102
MidOcean Credit CLO XII Ltd. Series 2023-12A Class ERR†	10.384% (3 mo. USD Term SOFR + 6.50%	)#	7/18/2038	11,075,000	10,816,266
Oaktree CLO Ltd. Series 2023-2A Class ER†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	4,000,000	4,079,696
OCP CLO Ltd. Series 2023-30A Class D†	8.365% (3 mo. USD Term SOFR + 4.50%	)#	1/24/2037	1,250,000	1,255,244

See Notes to Financial Statements.	59

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OCP CLO Ltd. Series 2024-31A Class D†	7.834% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	$4,080,000	$4,111,396
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.375% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	2,250,000	2,249,030
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	7.858% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	11,850,000	11,867,680
Trinitas CLO XXIII Ltd. Series 2023-23A Class D1R†	6.784% (3 mo. USD Term SOFR + 2.90%	)#	10/20/2038	10,250,000	10,265,416
Trinitas CLO XXXII Ltd. Series 2025-32A Class D1†	7.372% (3 mo. USD Term SOFR + 3.10%	)#	7/23/2038	3,500,000	3,506,475
Total Asset-Backed Securities (cost $114,307,000)					114,408,746

				Shares

COMMON STOCKS 0.58%

Diversified Telecommunication Services 0.06%
Luxco Co. Ltd.*				143,538	2,624,313

Electric: Utilities 0.08%
Frontera Generation Holdings LLC*				209,679	3,669,383

Health Care Providers & Services 0.15%
Recovery Solutions LLC*				377,697	5,476,604
Wellpath Holdings, Inc. Class A*				181,929	113,705
Wellpath Holdings, Inc.*				176,289	1,234,027
Total					6,824,336

Machinery 0.01%
TNT Crane & Rigging, Inc.*				528,781	354,812

Miscellaneous Financials 0.22%
Utex Industries*				297,535	9,967,422

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*				60,887	2,861,689
Total Common Stocks (cost $32,126,275)					26,301,955

60	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 8.11%

Advertising 0.11%
Advantage Sales & Marketing, Inc.†	6.50%		11/15/2028	$6,169,500	$5,233,463

Airlines 0.10%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	9.50%		6/1/2028	4,485,000	4,663,180

Banks 0.33%
Freedom Mortgage Corp.†	6.625%		1/15/2027	8,334,000	8,362,652
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031	7,105,000	6,817,106
Total					15,179,758

Biotechnology 0.40%
Genmab AS/Genmab Finance LLC (Denmark)†(a)(c)	6.25%		12/15/2032	17,700,000	18,211,637

Building Materials 0.48%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	7,065,000	4,256,663
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033	4,216,000	4,437,753
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028	5,363,000	4,489,153
CP Atlas Buyer, Inc.†(d)	9.75%		7/15/2030	8,518,000	8,624,535
Total					21,808,104

Chemicals 0.43%
Advancion Sciences, Inc.†	9.25%		11/1/2026	12,414,838	10,878,502
Cerdia Finanz GmbH (Germany)†(c)	9.375%		10/3/2031	8,289,000	8,597,599
Total					19,476,101

Commercial Services 0.29%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%		5/21/2030	8,741,000	9,107,720
Garda World Security Corp. (Canada)†(c)	6.50%		1/15/2031	3,832,000	3,936,990
Total					13,044,710

Computers 0.09%
McAfee Corp.†	7.375%		2/15/2030	4,774,000	4,171,218

Diversified Financial Services 0.48%
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	4,746,000	4,812,188
EZCORP, Inc.†	7.375%		4/1/2032	4,281,000	4,498,706
Jefferson Capital Holdings LLC†	8.25%		5/15/2030	3,197,000	3,347,294
Navient Corp.	9.375%		7/25/2030	4,148,000	4,600,887
PRA Group, Inc.†	5.00%		10/1/2029	5,138,000	4,755,550
Total					22,014,625

See Notes to Financial Statements.	61

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric 0.15%
Alpha Generation LLC†	6.25%		1/15/2034		$6,938,000	$6,953,673

Entertainment 0.13%
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.†	6.25%		10/15/2030		5,676,000	5,765,902

Food 0.22%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%		3/31/2034		5,259,000	5,307,982
C&S Group Enterprises LLC†(d)	5.00%		12/15/2028		5,210,000	4,844,468
Total						10,152,450

Hand/Machine Tools 0.21%
IMA Industria Macchine Automatiche SpA†	5.776% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	2,771,000	3,257,778
IMA Industria Macchine Automatiche SpA	5.776% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,260,000	6,184,018
Total						9,441,796

Internet 0.10%
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		$4,169,000	4,637,684

Iron-Steel 0.08%
Commercial Metals Co.†	5.75%		11/15/2033		3,439,000	3,518,970

Leisure Time 0.15%
Deuce Finco PLC†	5.551% (3 mo. EURIBOR + 3.50%	)#	11/20/2032	EUR	5,750,000	6,767,179

Machinery-Diversified 0.11%
King U.S. Bidco, Inc.†(a)	5.24% (3 mo. EURIBOR + 3.25%	)#	12/1/2032	EUR	4,318,000	5,041,989

Media 0.58%
Cable One, Inc.†	4.00%		11/15/2030		$4,728,000	3,765,202
CSC Holdings LLC†(d)	4.50%		11/15/2031		22,470,000	12,727,918
DISH Network Corp.†	11.75%		11/15/2027		9,492,000	9,919,567
Total						26,412,687

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		51,005	–	(e)

Miscellaneous Manufacturing 0.16%
CTEC II GmbH	5.25%		2/15/2030	EUR	7,055,000	7,544,014

62	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas 0.57%
BKV Upstream Midstream LLC†	7.50%	10/15/2030		$7,103,000	$7,161,118
Chord Energy Corp.†	6.75%	3/15/2033		6,971,000	7,201,475
DBR Land Holdings LLC†	6.25%	12/1/2030		4,585,000	4,646,600
Matador Resources Co.†	6.50%	4/15/2032		7,117,000	7,233,128
Total					26,242,321

Oil & Gas Services 0.32%
Kodiak Gas Services LLC†	6.50%	10/1/2033		4,774,000	4,873,056
WBI Operating LLC†	6.25%	10/15/2030		5,677,000	5,683,642
WBI Operating LLC†	6.50%	10/15/2033		4,021,000	4,022,126
Total					14,578,824

Pharmaceuticals 0.75%
Curaleaf Holdings, Inc.	8.00%	12/15/2026		10,322,000	10,218,780
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028		14,442,000	14,086,601
Trulieve Cannabis Corp.	8.00%	10/6/2026		9,805,000	9,817,964
Total					34,123,345

Pipelines 0.11%
Rockies Express Pipeline LLC†	6.75%	3/15/2033		4,770,000	5,010,580

REITS 0.18%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		8,259,000	8,186,721

Retail 1.06%
Advance Auto Parts, Inc.†	7.00%	8/1/2030		6,455,000	6,593,399
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.75%	1/15/2032		7,399,000	7,000,575
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†(f)	7.00%	8/15/2028		11,756,000	6,349,004
LBM Acquisition LLC†	9.50%	6/15/2031		10,922,000	11,271,176
Maxeda DIY Holding BV	5.875%	10/1/2026	EUR	8,586,000	8,637,430
Park River Holdings, Inc.†(d)	8.75%	12/31/2030		$8,967,897	8,721,280
Total					48,572,864

Telecommunications 0.05%
Lumen Technologies, Inc.†	5.375%	6/15/2029		2,247,000	2,090,564

See Notes to Financial Statements.	63

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.47%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	$6,974,000	$6,490,099
Rand Parent LLC†	8.50%		2/15/2030	7,500,000	7,746,870
Seaspan Corp. (Hong Kong)†(c)	5.50%		8/1/2029	7,742,000	7,393,265
Total					21,630,234
Total Corporate Bonds (cost $375,341,466)					370,474,593

				Shares

EXCHANGE-TRADED FUNDS 1.36%

Exchange-Traded Funds 0.84%
Invesco Senior Loan ETF(d)				1,837,161	38,433,408

Miscellaneous Financials 0.52%
State Street Blackstone Senior Loan ETF(d)				565,770	23,473,797
Total Exchange-Traded Funds (cost $61,242,553)					61,907,205

	Interest Rate		Maturity Date	Principal Amount‡

FLOATING RATE LOANS(g) 82.62%

Advertising 0.68%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.446% (3 mo. USD Term SOFR + 4.25%	)	10/28/2027	$5,651,711	4,895,794
CMG Media Corp. 2024 Term Loan	7.602% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	17,728,284	16,293,445
Summer BC Holdco B SARL 2024 USD Term Loan B	9.262% (3 mo. USD Term SOFR + 5.00%	)	2/15/2029	10,690,109	10,106,590
Total					31,295,829

Aerospace & Defense 0.40%
TransDigm, Inc. 2025 Term Loan K	6.252% (3 mo. USD Term SOFR + 2.25%	)	3/22/2030	7,472,989	7,489,952
TransDigm, Inc. 2025 Term Loan M	6.502% (3 mo. USD Term SOFR + 2.50%	)	8/19/2032	10,908,000	10,943,015
Total					18,432,967

Aerospace/Defense 1.97%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	14,513,367	34,106,413
Barnes Group, Inc. 2025 Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	1/27/2032	6,696,350	6,721,461

64	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	10.502% (3 mo. USD Term SOFR + 6.50%	)	4/23/2030	$2,771,907	$2,822,730
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	8,809,058	8,840,858
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	3,350,684	3,362,780
TransDigm, Inc. 2023 Term Loan J	6.502% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	9,833,021	9,859,915
TransDigm, Inc. 2024 Term Loan L	6.502% (3 mo. USD Term SOFR + 2.50%	)	1/19/2032	24,148,197	24,217,140
Total					89,931,297

Airlines 0.88%
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	27,679,447	27,701,037
JetBlue Airways Corp. 2024 Term Loan B	8.753% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029	7,095,884	6,577,885
Vista Management Holding, Inc. 2025 Term Loan B	7.735% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	6,041,970	6,101,060
Total					40,379,982

Apparel 0.10%
WH Borrower LLC 2025 Term Loan B	8.389% (3 mo. USD Term SOFR + 4.50%	)	2/20/2032	4,763,062	4,776,447

Auto Parts & Equipment 1.28%
American Axle & Manufacturing, Inc. 2025 Incremental Term Loan C	–	(b)	2/24/2032	13,598,000	13,631,995
Clarios Global LP 2024 USD Term Loan B (Canada)(c)	6.416% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	6,411,550	6,423,571
Clarios Global LP 2025 USD Term Loan B (Canada)(c)	6.666% (1 mo. USD Term SOFR + 2.75%	)	1/28/2032	14,192,000	14,262,960
DexKo Global, Inc. 2021 USD Term Loan B	–	(b)	10/4/2028	2,406,807	2,380,886
DexKo Global, Inc. 2023 Incremental Term Loan	–	(b)	10/4/2028	2,364,000	2,345,679
Tenneco, Inc. 2022 Term Loan B	8.989% - 9.10%		11/17/2028	20,001,000	19,600,980
Total					58,646,071

See Notes to Financial Statements.	65

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Banks 0.45%
Armor Holding II LLC 2025 Term Loan	7.639% (3 mo. USD Term SOFR + 3.75%	)	12/11/2031		$11,187,865	$11,186,691
Chrysaor Bidco SARL 2025 USD Term Loan B (Luxembourg)(c)	7.144% (3 mo. USD Term SOFR + 3.25%	)	10/30/2031		9,363,350	9,406,655
Total						20,593,346

Beverages 0.75%
Celsius Holdings, Inc. 2025 Term Loan B	6.976% (3 mo. USD Term SOFR + 3.00%	)	4/1/2032		2,227,556	2,244,028
Pegasus BidCo BV 2025 EUR 1st Lien Repriced Term Loan B	5.064% (3 mo. EURIBOR + 3.00%	)	7/12/2029	EUR	2,374,000	2,784,903
Pegasus BidCo BV 2025 USD Repriced Term Loan B (Netherlands)(c)	6.602% (3 mo. USD Term SOFR + 2.75%	)	7/12/2029		$9,783,345	9,856,721
Primo Brands Corp. 2025 Term Loan B	6.252% (3 mo. USD Term SOFR + 2.25%	)	3/31/2028		19,129,696	19,190,624
Total						34,076,276

Biotechnology 0.05%
Genmab AS Term Loan B (Denmark)(c)	–	(b)	11/19/2032		2,374,000	2,385,371

Building Materials 1.80%
Chamberlain Group, Inc. 2025 Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	9/8/2032		10,785,967	10,824,743
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.309% (1 mo. USD Term SOFR + 3.25%	)	4/12/2028		16,417,099	13,156,745
EMRLD Borrower LP 2024 Term Loan B	6.122% (6 mo. USD Term SOFR + 2.25%	)	8/4/2031		5,046,126	5,054,149
EMRLD Borrower LP Term Loan B	6.072% (3 mo. USD Term SOFR + 2.25%	)	5/31/2030		7,726,635	7,738,882
Groundworks LLC 2024 Delayed Draw Term Loan(h)	6.933% (1 mo. USD Term SOFR + 3.00%	)	3/14/2031		749,509	752,788
Groundworks LLC 2024 Term Loan	6.933% (1 mo. USD Term SOFR + 3.00%	)	3/14/2031		4,029,488	4,047,117
Hobbs & Associates LLC Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	7/23/2031		4,838,749	4,825,636
Quikrete Holdings, Inc. 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032		27,811,811	27,877,586

66	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	4/2/2029		$7,784,097	$7,805,192
Total						82,082,838

Chemicals 2.33%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	7.752% (3 mo. USD Term SOFR + 3.75%	)	12/23/2031		10,448,048	9,947,429
Hexion Holdings Corp. 2024 Term Loan B	7.96% (1 mo. USD Term SOFR + 4.00%	)	3/15/2029		11,498,676	11,223,168
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.96% (1 mo. EURIBOR + 2.00%	)	1/29/2027	EUR	14,980,000	16,760,634
INEOS U.S. Finance LLC 2021 USD Term Loan B	6.516% (1 mo. USD Term SOFR + 2.50%	)	11/8/2028		$23,249,450	21,215,123
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(c)	7.036% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028		18,082,571	18,072,535
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(c)	7.162% (3 mo. USD Term SOFR + 3.25%	)	4/3/2028		2,742,137	2,740,423
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B	7.137% (3 mo. USD Term SOFR + 3.25%	)	11/3/2032		6,627,000	6,559,802
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B	7.197% (6 mo. USD Term SOFR + 3.00%	)	1/31/2029		9,361,837	9,382,901
SCIL IV LLC USD Term Loan B	7.788% (6 mo. USD Term SOFR + 4.00%	)	11/8/2032		4,730,000	4,750,694
USALCO LLC 2025 Delayed Draw Term Loan(h)	–	(b)	9/30/2031		553,060	555,430
USALCO LLC 2025 Term Loan	7.416% (1 mo. USD Term SOFR + 3.50%	)	9/30/2031		5,327,747	5,350,577
Total						106,558,716

Commercial Services 6.69%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(c)	6.869% (3 mo. USD Term SOFR + 3.00%	)	5/21/2031		7,901,198	7,961,721
Allied Universal Holdco LLC 2025 USD Term Loan B	7.266% (1 mo. USD Term SOFR + 3.25%	)	8/20/2032		26,324,000	26,462,991

See Notes to Financial Statements.	67

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Amber Finco PLC 2025 EUR Fungible Term Loan B	5.25% (3 mo. EURIBOR + 3.25%	)	6/11/2029	EUR	7,200,000	$8,448,508
Belron Finance 2019 LLC 2025 Repriced Term Loan B	6.12% (3 mo. USD Term SOFR + 2.25%	)	10/16/2031		$27,580,932	27,770,551
Boluda Towage SL 2024 EUR Term Loan B	5.46% (1 mo. EURIBOR + 3.50%	)	1/31/2030	EUR	4,915,000	5,763,117
Brock Holdings III, Inc. 2024 Term Loan B	9.752% (3 mo. USD Term SOFR + 5.75%	)	5/2/2030		$6,925,050	6,946,691
CHG Healthcare Services, Inc. 2025 Term Loan B1	6.59% - 6.67% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	9/29/2028		10,353,667	10,411,181
CoreLogic, Inc. Term Loan	7.53% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028		16,449,870	16,478,164
Crash Champions LLC 2024 Term Loan B	8.572% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		1,884,230	1,798,648
Creative Artists Agency LLC 2025 Repriced Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	10/1/2031		6,132,917	6,151,530
Ensemble RCM LLC 2024 Term Loan B	6.84% (3 mo. USD Term SOFR + 3.00%	)	8/1/2029		14,909,961	15,000,986
First Advantage Holdings LLC 2025 Repriced Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	10/31/2031		13,588,975	13,470,479
Fugue Finance BV 2025 Repriced Term Loan (Netherlands)(c)	6.572% (3 mo. USD Term SOFR + 2.75%	)	1/9/2032		4,618,291	4,639,420
Garda World Security Corp. 2025 Term Loan B (Canada)(c)	6.948% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029		11,464,846	11,473,445
Holding Socotec 2025 EUR Term Loan B1	5.50% (3 mo. EURIBOR + 3.50%	)	6/2/2031	EUR	6,641,000	7,792,575
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	5.403% (1 mo. EURIBOR + 3.50%	)	11/29/2029	EUR	7,424,457	8,680,270
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	5/4/2028		$17,489,069	17,555,790
Nuvei Technologies Corp. 2025 Repriced Term Loan B (Canada)(c)	6.416% (1 mo. USD Term SOFR + 2.50%	)	11/17/2031		4,649,663	4,660,613

68	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
PG Investment Co. 59 SARL 2025 Repriced Term Loan B (Luxembourg)(c)	6.091% (3 mo. USD Term SOFR + 2.25%	)	3/26/2031		$11,886,111	$11,929,435
Priority Holdings LLC 2025 Term Loan B	7.666% (1 mo. USD Term SOFR + 3.75%	)	7/30/2032		12,161,536	11,994,315
Raven Acquisition Holdings LLC Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	11/19/2031		14,023,053	14,076,761
Spin Holdco, Inc. 2021 Term Loan	8.393% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		11,206,887	9,212,061
Techem Verwaltungsgesellschaft 675 mbH 2025 EUR Term Loan B	5.255% (3 mo. EURIBOR + 3.25%	)	7/15/2032	EUR	5,682,000	6,655,743
TruGreen LP 2020 Term Loan	8.016% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027		$15,115,432	14,850,912
Veritiv Corp. Term Loan B	8.002% (3 mo. USD Term SOFR + 4.00%	)	12/2/2030		17,066,436	16,953,371
Wand NewCo 3, Inc. 2025 Repriced Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	1/30/2031		5,489,375	5,497,417
Wash Multifamily Parent, Inc. Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	9/10/2032		12,887,000	12,989,065
Total						305,625,760

Commercial Services & Supplies 0.67%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.002% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031		23,923,134	24,000,884
Raven Acquisition Holdings LLC Delayed Draw Term Loan(h)	–	(b)	11/19/2031		1,006,680	1,010,536
Shift4 Payments LLC 2025 Term Loan	6.502% (3 mo. USD Term SOFR + 2.50%	)	6/30/2032		5,479,000	5,521,818
Total						30,533,238

Computers 2.51%
Ahead DB Holdings LLC 2024 Term Loan B4	6.865% (3 mo. USD Term SOFR + 3.00%	)	2/3/2031		10,481,078	10,443,975
Amentum Government Services Holdings LLC 2024 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031		9,984,000	10,020,192
Clover Holdings 2 LLC Fixed Term Loan B	7.75%		12/9/2031		2,850,675	2,861,379
Clover Holdings 2 LLC Term Loan B	7.722% (1 mo. USD Term SOFR + 3.75%	)	12/9/2031		11,552,945	11,572,816

See Notes to Financial Statements.	69

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Computers (continued)
Fortress Intermediate 3, Inc. 2025 Term Loan B	7.006% (1 mo. USD Term SOFR + 3.00%	)	6/27/2031		$5,990,334	$5,994,108
Kaseya, Inc. 2025 1st Lien Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	3/20/2032		4,602,346	4,614,220
McAfee LLC 2024 USD 1st Lien Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029		23,954,142	22,228,246
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan	6.416% (1 mo. USD Term SOFR + 2.50%	)	10/31/2030		11,881,650	11,901,433
Ping Identity Corp. 2025 Term Loan	6.625% (3 mo. USD Term SOFR + 2.75%	)	11/15/2032		5,677,000	5,712,481
Vision Solutions, Inc. 2021 Incremental Term Loan	8.102% (3 mo. USD Term SOFR + 4.00%	)	4/24/2028		4,526,728	4,293,330
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		25,329,000	25,141,692
Total						114,783,872

Construction & Engineering 0.42%
FrontDoor, Inc. 2024 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	12/19/2031		4,891,540	4,917,025
Service Logic Acquisition, Inc. 2025 Repriced Term Loan B	6.84% - 6.92% (1 mo. USD Term SOFR + 3.00% (3 mo. USD Term SOFR + 3.00%	) )	10/29/2027		14,090,778	14,117,198
Total						19,034,223

Containers & Packaging 1.80%
Berlin Packaging LLC 2025 Term Loan B7	7.234% - 7.25% (1 mo. USD Term SOFR + 3.25% (3 mo. USD Term SOFR + 3.25%	) )	6/7/2031		16,038,639	16,080,580
Charter NEX U.S., Inc. 2024 Term Loan B1	6.709% (1 mo. USD Term SOFR + 2.75%	)	11/29/2030		12,110,888	12,172,775
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	–	(b)	4/1/2032		407,606	405,607
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B(h)	7.166% (1 mo. USD Term SOFR + 3.25%	)	4/1/2032		24,041,548	23,923,624
IFCO Management GmbH 2025 EUR Term Loan	–	(b)	7/30/2032	EUR	4,388,000	5,133,010
Proampac PG Borrower LLC 2024 Term Loan	7.878% - 7.90%		9/15/2028		$48,966	49,107
SupplyOne, Inc. 2024 Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	4/21/2031		8,709,487	8,719,807

70	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging (continued)
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B 5.52%	3.25%		11/30/2028		$7,376,891	$6,906,614
Trivium Packaging BV EUR Repriced Term Loan	–	(b)	5/28/2030	EUR	7,565,000	8,810,965
Total						82,202,089

Cosmetics/Personal Care 0.87%
ACP Tara Holdings, Inc. 2025 Term Loan B	–	(b)	9/17/2032		$8,224,000	8,275,400
Conair Holdings LLC Term Loan B	7.78% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028		20,843,051	10,669,037
Opal Bidco SAS USD 1st Lien Term Loan B	6.902% (3 mo. USD Term SOFR + 3.00%	)	4/28/2032		20,539,000	20,699,512
Total						39,643,949

Distribution/Wholesale 0.92%
BCPE Empire Holdings, Inc. 2025 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	12/11/2030		20,935,021	20,944,756
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	7.002% (3 mo. USD Term SOFR + 3.00%	)	6/20/2031		5,988,971	5,916,354
Resideo Funding, Inc. 2025 Incremental Term Loan	6.038% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032		15,323,000	15,339,779
Total						42,200,889

Diversified Financial Services 4.01%
Advisor Group, Inc. 2025 Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	7/30/2032		18,344,000	18,402,150
Apex Group Treasury LLC 2025 USD Term Loan B	7.387% (3 mo. USD Term SOFR + 3.50%	)	2/27/2032		9,380,935	8,466,294
Aretec Group, Inc. 2025 Repriced Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	8/9/2030		17,573,617	17,646,548
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B (United Kingdom)(c)	7.447% (6 mo. USD Term SOFR + 3.25%	)	1/27/2032		5,071,515	5,105,418
DRW Holdings LLC 2024 Term Loan B	7.502% (3 mo. USD Term SOFR + 3.50%	)	6/26/2031		13,114,872	12,910,018
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.166% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028		8,878,000	8,903,524
GEN II Fund Services LLC 2024 Term Loan B	6.752% (6 mo. USD Term SOFR + 2.75%	)	11/26/2031		4,331,235	4,340,244

See Notes to Financial Statements.	71

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services (continued)
GTCR Everest Borrower LLC Add on Term Loan B	6.752% (3 mo. USD Term SOFR + 2.75%	)	9/5/2031		$10,525,800	$10,567,534
Guggenheim Partners LLC 2024 Term Loan B	6.502% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031		4,653,165	4,673,034
Hudson River Trading LLC 2024 Term Loan B	6.709% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030		26,318,775	26,423,656
Jane Street Group LLC 2024 Term Loan B1	5.822% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031		34,640,088	34,342,010
Jump Financial LLC 2025 1st Lien Term Loan B	7.502% (3 mo. USD Term SOFR + 3.50%	)	2/26/2032		14,739,909	14,887,308
Orion U.S. Finco, Inc. 1st Lien Term Loan	7.427% (3 mo. USD Term SOFR + 3.50%	)	10/8/2032		9,548,000	9,595,740
Speed Midco 3 SARL 2025 EUR Term Loan	–	(b)	10/7/2032	EUR	6,149,000	7,176,446
Total						183,439,924

Electric 1.70%
Astoria Energy LLC 2025 Term Loan B	6.666% - 6.75% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	6/23/2032		$7,276,023	7,335,140
Cogentrix Finance Holdco I LLC Repriced Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	2/26/2032		10,204,583	10,281,117
Kestrel Acquisition LLC 2025 Term Loan	7.002% (1 mo. USD Term SOFR + 3.00%	)	11/6/2031		8,513,000	8,534,283
Lackawanna Energy Center LLC 2025 Term Loan B	7.006% (1 mo. USD Term SOFR + 3.00%	)	8/5/2032		21,369,470	21,523,117
South Field LLC 2025 1st Lien Term Loan B	7.002% (3 mo. USD Term SOFR + 3.00%	)	8/29/2031		19,703,360	19,863,450
South Field LLC 2025 1st Lien Term Loan C	7.002% (3 mo. USD Term SOFR + 3.00%	)	8/29/2031		1,271,258	1,281,587
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.353% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031		5,679,085	5,700,382
Talen Energy Supply LLC 2025 Term Loan B	–	(b)	10/11/2032		3,021,000	3,026,196
Total						77,545,272

Electric: Generation 0.06%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.763% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		2,863,989	2,778,070

72	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electronics 0.42%
LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B	7.484% (1 mo. USD Term SOFR + 3.50%	)	12/2/2031		$19,235,062	$19,283,150

Energy: Alternate Sources 0.46%
Bayonne Energy Center LLC Term Loan B	6.985% (3 mo. USD Term SOFR + 3.00%	)	10/1/2032		20,814,000	20,896,319

Engineering & Construction 0.73%
DG Investment Intermediate Holdings 2, Inc. 2025 2nd Lien Term Loan	9.416% (1 mo. USD Term SOFR + 5.50%	)	7/31/2033		2,845,000	2,852,113
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan	7.666% (1 mo. USD Term SOFR + 3.75%	)	7/9/2032		12,695,000	12,761,141
Green Infrastructure Partners, Inc. USD Term Loan B (Canada)(c)	6.753% (3 mo. USD Term SOFR + 2.75%	)	9/24/2032		5,550,000	5,576,029
Legence Holdings LLC 2025 Repriced Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	12/16/2031		5,024,319	5,052,580
Radar Bidco SARL 2025 USD Term Loan B (Luxembourg)(c)	7.186% (3 mo. USD Term SOFR + 3.25%	)	4/4/2031		6,914,000	6,970,211
Total						33,212,074

Entertainment 2.95%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B	–	(b)	11/10/2032		11,347,000	11,006,590
AMC Entertainment Holdings, Inc. 2024 Term Loan	10.96% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029		14,194,763	14,262,756
Caesars Entertainment, Inc. 2024 Term Loan B1	6.166% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031		20,537,977	20,362,583
Caesars Entertainment, Inc. Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		14,220,202	14,128,411
Cinemark USA, Inc. 2025 Term Loan B	6.166% - 6.25% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	5/24/2030		9,792,783	9,817,852
Dorna Sports SL 2025 EUR Term Loan B	4.821% (3 mo. EURIBOR + 2.75%	)	8/18/2032	EUR	4,733,000	5,537,711
EOC Borrower LLC Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	3/24/2032		$20,438,775	20,558,853

See Notes to Financial Statements.	73

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Flutter Financing BV 2025 Term Loan B (Netherlands)(c)	6.002% (3 mo. USD Term SOFR + 2.00%	)	6/4/2032		$8,610,420	$8,603,273
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.287% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	3,015,423	3,507,886
GVC Holdings Ltd. 2025 Term Loan B5 (2032) (Gibraltar)(c)	6.37% (3 mo. USD Term SOFR + 2.25%	)	7/31/2032		$8,000,000	7,969,160
Live Nation Entertainment, Inc. 2025 Term Loan B	5.95% (1 mo. USD Term SOFR + 2.00%	)	10/21/2032		9,455,000	9,475,707
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.916% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031		9,527,651	9,378,781
Total						134,609,563

Environmental Control 1.20%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(c)	6.671% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		7,453,000	7,479,570
Heritage-Crystal Clean, Inc. Term Loan B	7.701% (1 mo. USD Term SOFR + 3.75%	)	10/17/2030		4,681,214	4,704,619
Madison IAQ LLC 2025 Repriced Term Loan	6.637% (3 mo. USD Term SOFR + 2.75%	)	11/8/2032		25,548,214	25,705,591
Reworld Holding Corp. 2025 1st Lien Term Loan B	6.201% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031		15,736,000	15,775,340
Reworld Holding Corp. 2025 Term Loan B	6.201% (1 mo. USD Term SOFR + 2.25%	)	11/30/2028		946,392	948,758
Reworld Holding Corp. 2025 Term Loan C	6.201% (1 mo. USD Term SOFR + 2.25%	)	11/30/2028		52,236	52,367
Total						54,666,245

Financial 0.21%
Asurion LLC 2022 Term Loan B10	8.016% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028		9,593,393	9,594,880

Food 1.68%
Aspire Bakeries Holdings LLC 2025 Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	12/23/2030		5,664,913	5,711,846

74	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	8.03% (1 mo. USD Term SOFR + 4.00%	)	6/9/2028		$15,131,438	$15,096,257
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.079% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	4,981,461	5,359,379
CHG PPC Parent LLC 2021 Term Loan	7.03% (1 mo. USD Term SOFR + 3.00%	)	12/8/2028		$11,976,367	12,051,219
Chobani LLC 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	10/28/2032		4,617,000	4,649,481
Froneri Lux FinCo SARL 2025 USD Term Loan (Luxembourg)(c)	6.435% (3 mo. USD Term SOFR + 2.50%	)	8/2/2032		13,283,000	13,304,386
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B (Australia)(c)	6.838% (3 mo. USD Term SOFR + 3.00%	)	10/29/2032		7,304,000	7,365,646
Upfield BV 2025 USD Term Loan B12 (Netherlands)(c)	8.30% (6 mo. USD Term SOFR + 3.75%	)	12/31/2027		13,862,918	13,285,320
Total						76,823,534

Food Service 0.14%
Golden State Food LLC Term Loan B	8.163% (1 mo. USD Term SOFR + 4.00%	)	12/4/2031		6,526,519	6,566,103

Gaming/Leisure 0.81%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.048% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028		8,992,712	8,419,426
Fertitta Entertainment LLC 2022 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	1/27/2029		4,493,766	4,493,676
Sabre GLBL, Inc. 2021 Term Loan B1	7.53% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027		4,866,871	4,765,470
Sabre GLBL, Inc. 2021 Term Loan B2	7.53% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027		3,941,295	3,859,179
United FP Holdings LLC 2019 1st Lien Term Loan	8.102% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026		16,172,487	15,670,412
Total						37,208,163

Health Care 0.36%
Gainwell Acquisition Corp. Term Loan B	8.102% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027		16,624,918	16,488,095

See Notes to Financial Statements.	75

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Products 0.45%
Argent Bidco SAS EUR Term Loan B	–	(b)	11/19/2032	EUR	4,728,000	$5,528,405
Hanger, Inc. 2024 Delayed Draw Term Loan(h)	7.416% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		$2,746,133	2,757,941
Hanger, Inc. 2024 Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		2,503,227	2,513,991
Medline Borrower LP 2025 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/23/2028		4,557,244	4,568,272
Resonetics LLC 2025 Repriced Term Loan B	6.593% (3 mo. USD Term SOFR + 2.75%	)	6/18/2031		4,988,803	5,000,926
Total						20,369,535

Health Care Services 3.03%
ADMI Corp. 2023 Term Loan B5	9.666% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027		8,839,205	8,499,426
Bella Holding Co. LLC 2025 Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	5/10/2028		7,022,157	7,059,480
Colosseum Dental Finance BV 2025 EUR Term Loan B2A	5.482% (3 mo. EURIBOR + 3.50%	)	3/22/2032	EUR	8,600,000	10,036,039
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.09% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029		$4,721,799	4,494,562
Global Medical Response, Inc. 2025 Term Loan B	7.384% (3 mo. USD Term SOFR + 3.50%	)	10/1/2032		12,528,994	12,608,929
Heartland Dental LLC 2025 Term Loan	7.666% (1 mo. USD Term SOFR + 3.75%	)	8/25/2032		20,406,437	20,512,755
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.655% - 7.71% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	5/19/2031		12,674,774	12,726,296
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.66% (3 mo. USD Term SOFR + 3.50%	)	5/19/2031		4,141,171	4,152,497
Loire Finco Luxembourg SARL 2025 USD Term Loan B (Luxembourg)(c)	7.916% (1 mo. USD Term SOFR + 4.00%	)	1/21/2030		9,950,062	9,984,291
MDVIP, Inc. 2025 Term Loan B	6.951% (1 mo. USD Term SOFR + 3.00%	)	10/14/2031		9,823,410	9,872,527
National Mentor Holdings, Inc. 2021 Term Loan	7.766% - 7.85% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028		10,062,969	9,932,150

76	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
National Mentor Holdings, Inc. 2021 Term Loan C	7.852% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	$454,628	$448,718
New WPCC Parent LLC Term Loan	13.416% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030	4,617,917	4,363,932
Pacific Dental Services LLC 2024 Term Loan B	6.459% (1 mo. USD Term SOFR + 2.50%	)	3/15/2031	5,024,289	5,041,095
Parexel International Corp. 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	11/15/2028	4,816,586	4,842,476
Surgery Center Holdings, Inc. 2025 Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	12/19/2030	4,894,165	4,910,781
WCG Intermediate Corp. 2025 Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	2/25/2032	9,078,723	9,108,001
Total					138,593,955

Healthcare 0.83%
AthenaHealth Group, Inc. 2022 Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	2/15/2029	15,303,873	15,302,342
Electron BidCo, Inc. 2021 Term Loan	6.416% (1 mo. USD Term SOFR + 2.50%	)	11/1/2028	6,233,402	6,267,250
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	8.352% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,022,969	6,803,501
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.352% (3 mo. USD Term SOFR + 7.25%	)	3/2/2029	10,331,375	9,763,150
Total					38,136,243

Home Furnishings 0.73%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B	6.854% - 6.98% (1 mo. USD Term SOFR + 3.00% (3 mo. USD Term SOFR + 3.00%	) )	7/31/2028	27,558,649	27,664,887
Somnigroup International, Inc. Term Loan B	6.16% (1 mo. USD Term SOFR + 2.25%	)	10/24/2031	5,786,294	5,827,898
Total					33,492,785

Household Equipment/Products 0.43%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(h)	–	(b)	8/16/2032	2,869,563	2,868,774
GC Ferry Acquisition I, Inc. Term Loan	7.459% (1 mo. USD Term SOFR + 3.50%	)	8/16/2032	16,807,437	16,802,815
Total					19,671,589

See Notes to Financial Statements.	77

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Housewares 0.10%
Hunter Douglas, Inc. 2025 USD Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%	)	1/20/2032		$4,738,886	$4,760,804

Information Technology 0.58%
ConnectWise LLC 2021 Term Loan B	7.763% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028		4,886,016	4,894,738
Constant Contact, Inc. Term Loan	8.166% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028		6,990,726	6,713,613
Ensono LP 2021 Term Loan	8.03% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028		15,030,920	15,069,475
Total						26,677,826

Information Technology Services 0.15%
Recovery Solutions Parent LLC Term Loan	11.502% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		6,867,526	6,890,395

Insurance 4.06%
Acrisure LLC 2024 1st Lien Term Loan B6	6.916% (1 mo. USD Term SOFR + 3.00%	)	11/6/2030		19,026,773	19,040,663
Alera Group, Inc. 2025 2nd Lien Term Loan	9.416% (1 mo. USD Term SOFR + 5.50%	)	5/30/2033		1,364,000	1,403,781
Alera Group, Inc. 2025 Term Loan	7.166% (1 mo. USD Term SOFR + 3.25%	)	5/31/2032		13,645,000	13,718,683
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	9/19/2031		20,419,443	20,448,234
Amynta Agency Borrower, Inc. 2025 Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	12/29/2031		4,307,271	4,317,027
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(c)	6.752% - 6.95% (3 mo. USD Term SOFR + 2.75% (6 mo. USD Term SOFR + 2.75%	) )	2/15/2031		12,111,216	12,101,103
Ardonagh Midco 3 PLC 2025 EUR Repriced Term Loan B	–	(b)	2/15/2031	EUR	3,000,000	3,504,390
Asurion LLC 2021 2nd Lien Term Loan B3	9.28% (1 mo. USD Term SOFR + 5.25%	)	1/31/2028		$10,140,000	9,747,126
Asurion LLC 2023 Term Loan B11	8.266% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028		35,222,222	35,219,756
HUB International Ltd. 2025 Term Loan B	6.12% (3 mo. USD Term SOFR + 2.25%	)	6/20/2030		3,007,913	3,022,637
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.166% (1 mo. USD Term SOFR + 5.25%	)	7/2/2031		5,957,000	6,016,570

78	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
OneDigital Borrower LLC 2025 Repriced Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	7/2/2031		$14,201,447	$14,225,305
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	7/31/2031		23,697,710	23,765,842
SIACI St. Honore 2025 EUR Unitranche Term Loan	5.50% (3 mo. EURIBOR + 3.50%	)	7/26/2032	EUR	8,893,000	10,425,845
Truist Insurance Holdings LLC 2024 Term Loan B	6.752% (3 mo. USD Term SOFR + 2.75%	)	5/6/2031		$8,809,266	8,824,814
Total						185,781,776

Internet 1.20%
Anastasia Parent LLC 2018 Term Loan B	–	(b)	9/17/2026		12,437,523	10,820,645
Arches Buyer, Inc. 2021 Term Loan B	7.266% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027		15,820,798	15,872,453
Magnite, Inc. 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	2/6/2031		9,431,037	9,438,912
Proofpoint, Inc. 2024 Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	8/31/2028		7,759,827	7,808,326
Proofpoint, Inc. 2025 Fungible Term Loan	–	(b)	8/31/2028		2,883,000	2,901,019
Speedster Bidco GmbH 2024 USD Term Loan B (Germany)(c)	7.24% (3 mo. USD Term SOFR + 3.25%	)	12/10/2031		7,831,714	7,866,957
Total						54,708,312

Investment Companies - Closed-End Fund 0.15%
Shermco Intermediate Holdings, Inc. 2025 Term Loan	7.108% (3 mo. USD Term SOFR + 3.25%	)	10/27/2032		6,624,000	6,657,120

Investment Management Companies 0.80%
Dragon Buyer, Inc. Term Loan B	6.752% (3 mo. USD Term SOFR + 2.75%	)	9/30/2031		4,747,171	4,772,877
Nexus Buyer LLC 2025 Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	7/31/2031		9,390,301	9,293,252
NEXUS Buyer LLC 2025 2nd Lien Term Loan B	9.666% (1 mo. USD Term SOFR + 5.75%	)	2/16/2032		11,917,000	11,849,967
NEXUS Buyer LLC 2025 Incremental Term Loan	7.916% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031		5,973,000	5,978,615

See Notes to Financial Statements.	79

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Management Companies (continued)
Nvent Electric PLC Term Loan B (United Kingdom)(c)	6.984% (1 mo. USD Term SOFR + 3.00%	)	1/30/2032	$4,771,043	$4,803,247
Total					36,697,958

Leisure Time 0.70%
Bulldog Purchaser, Inc. 2025 Term Loan	7.686% (3 mo. USD Term SOFR + 3.75%	)	6/27/2031	7,645,618	7,692,792
Fitness International LLC 2024 Term Loan B	8.416% (1 mo. USD Term SOFR + 4.50%	)	2/12/2029	11,826,218	11,891,262
Recess Holdings, Inc. 2025 Repriced Term Loan	7.615% (3 mo. USD Term SOFR + 3.75%	)	2/20/2030	8,696,956	8,744,528
Sabre GLBL, Inc. 2022 Term Loan B	8.266% (1 mo. USD Term SOFR + 4.25%	)	6/30/2028	3,705,882	3,520,588
Total					31,849,170

Lodging 0.25%
Turquoise Topco Ltd. Term Loan B (Jersey)(c)	–	(b)	8/13/2032	11,359,000	11,231,211

Machinery: Diversified 1.71%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.684% (3 mo. USD Term SOFR + 2.75%	)	6/23/2030	18,173,018	18,282,419
Engineered Machinery Holdings, Inc. 2025 USD Delayed Draw Term Loan(h)	–	(b)	11/22/2032	604,023	607,234
Engineered Machinery Holdings, Inc. 2025 USD Term Loan	–	(b)	11/22/2032	4,124,977	4,146,901
INNIO Group Holding GmbH 2025 Term Loan B2 (Austria)(c)	6.134% (3 mo. USD Term SOFR + 2.25%	)	11/2/2028	6,330,000	6,352,440
Pro Mach Group, Inc. 2025 1st Lien Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	10/16/2032	4,730,000	4,758,214
Project Castle, Inc. Term Loan B	9.361% (6 mo. USD Term SOFR + 5.50%	)	6/1/2029	48,866	33,864
SPX Flow, Inc. 2025 Term Loan	6.666% (1 mo. USD Term SOFR + 2.75%	)	4/5/2029	5,016,905	5,051,396
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(c)	7.589% - 7.59% (3 mo. USD Term SOFR + 3.75% (6 mo. USD Term SOFR + 3.75%	) )	2/15/2029	18,130,350	18,258,713
Titan Acquisition Ltd. 2025 Add-On Incremental Term Loan (Canada)(c)	–	(b)	2/15/2029	1,520,000	1,530,762

80	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery: Diversified (continued)
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.333% (6 mo. EURIBOR + 3.25%	)	4/30/2030	EUR	16,243,000	$19,023,223
Total						78,045,166

Media 1.96%
Altice France SA 2025 USD Term Loan B11 (France)(c)	8.11% (3 mo. USD Term SOFR + 4.13%	)	4/30/2028		$15,963,378	15,797,039
Cable One, Inc. 2021 Term Loan B4	–	(b)	5/3/2028		9,457,000	9,061,035
DirecTV Financing LLC 2024 Term Loan	9.352% (3 mo. USD Term SOFR + 5.25%	)	8/2/2029		13,828,688	13,867,962
DirecTV Financing LLC Term Loan	9.102% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027		1,971,438	1,976,228
EW Scripps Co. 2025 Term Loan B2	9.823% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028		2,943,928	2,989,324
Sinclair Television Group, Inc. 2025 Term Loan B6	7.402% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		1,827,815	1,681,599
Sinclair Television Group, Inc. 2025 Term Loan B7	8.116% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		15,171,179	13,900,593
Sunrise Financing Partnership Term Loan AAA1	6.426% (3 mo. USD Term SOFR + 2.50%	)	2/15/2032		14,192,000	14,224,926
Telenet Financing USD LLC 2020 USD Term Loan AR	6.073% (1 mo. USD Term SOFR + 2.00%	)	4/30/2028		9,644,000	9,644,000
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.323% (1 mo. USD Term SOFR + 3.25%	)	1/31/2029		6,507,000	6,512,498
Total						89,655,204

Metal Fabricate/Hardware 0.26%
Tank Holding Corp. 2022 Term Loan	9.766% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		7,057,921	6,610,625
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.016% - 10.06%		3/31/2028		2,573,382	2,415,763
Tank Holding Corp. 2023 Incremental Term Loan	10.016% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		3,006,159	2,822,032
Total						11,848,420

See Notes to Financial Statements.	81

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Metals & Mining 0.00%
American Rock Salt Co. LLC 2021 Term Loan	7.937% (3 mo. USD Term SOFR + 4.00%	)	6/9/2028		$49,870	$38,494

Miscellaneous Manufacture 0.35%
CoorsTek, Inc. Term Loan B	6.859% (3 mo. USD Term SOFR + 3.00%	)	10/28/2032		7,095,000	7,170,384
Rohm Holding GmbH 2024 EUR PIK Term Loan B 6.83%	0.25% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	8,186,687	9,020,033
Total						16,190,417

Oil & Gas 0.30%
Pasadena Performance Products LLC 1st Lien Term Loan	7.252% (3 mo. USD Term SOFR + 3.25%	)	2/27/2032		$13,741,687	13,767,452

Oil & Gas Services 0.13%
Deep Blue Operating I LLC Term Loan	6.734% (1 mo. USD Term SOFR + 2.75%	)	10/1/2032		6,103,000	6,129,731

Paper & Forest Products 0.21%
Glatfelter Corp. Term Loan B	8.072% (3 mo. USD Term SOFR + 4.25%	)	11/4/2031		9,570,281	9,414,764

Pharmaceuticals 1.47%
Ceva Sante Animale 2025 EUR Term Loan B	5.00% (3 mo. EURIBOR + 3.00%	)	11/8/2030	EUR	5,679,889	6,635,970
Ceva Sante Animale 2025 USD Term Loan B (France)(c)	6.594% (3 mo. USD Term SOFR + 2.75%	)	11/8/2030		$3,422,959	3,451,318
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	12.036% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		8,574,312	8,445,697	(i)
Gainwell Acquisition Corp. 2nd Lien Term Loan	12.036% (3 mo. USD Term SOFR + 8.00%	)	10/2/2028		1,478,688	1,456,508
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B (United Kingdom)(c)	7.752% (3 mo. USD Term SOFR + 3.75%	)	12/12/2028		14,191,992	14,278,918
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 (Luxembourg)(c)	6.166% (1 mo. USD Term SOFR + 2.25%	)	5/5/2028		4,975,459	5,001,033
Paradigm Parent LLC 1st Lien Term Loan	8.382% (3 mo. USD Term SOFR + 4.50%	)	4/16/2032		12,611,000	10,926,927

82	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Sharp Services LLC 2025 Term Loan B	6.99% (3 mo. USD Term SOFR + 3.00%	)	9/29/2032		$7,364,000	$7,391,615
Southern Veterinary Partners LLC 2025 Term Loan B	6.365% (3 mo. USD Term SOFR + 2.50%	)	12/4/2031		9,432,385	9,430,404
Total						67,018,390

Pipelines 0.73%
CPPIB OVM Member U.S. LLC Term Loan B (Canada)(c)	6.502% (3 mo. USD Term SOFR + 2.50%	)	8/20/2031		4,729,865	4,745,497
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	10/5/2028		21,693,863	21,794,956
Rockpoint Gas Storage Partners LP 2025 Repriced Term Loan B	6.343% (3 mo. USD Term SOFR + 2.50%	)	9/18/2031		6,946,507	6,983,185
Total						33,523,638

Real Estate 0.36%
CoreLogic, Inc. 2nd Lien Term Loan	10.53% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029		6,885,578	6,924,310
Cushman & Wakefield U.S. Borrower LLC 2025 Term Loan B3	6.666% (1 mo. USD Term SOFR + 2.75%	)	1/31/2030		9,480,371	9,525,829
Total						16,450,139

Real Estate Investment Trusts 0.69%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B	–	(b)	11/19/2032		6,529,000	6,526,976
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6	6.916% (1 mo. USD Term SOFR + 3.00%	)	12/10/2030		7,153,307	7,182,385
Starwood Property Trust, Inc. 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	9/24/2032		17,781,000	17,875,506
Total						31,584,867

Retail 4.16%
BCPE Grill Parent 2023 Term Loan B	8.752% (3 mo. USD Term SOFR + 4.75%	)	9/30/2030		4,745,848	4,510,241
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan	8.719% (SONIA + 4.75%	)	4/29/2029	GBP	8,537,000	11,348,908
CWGS Group LLC 2021 Term Loan B	6.53% (1 mo. USD Term SOFR + 2.50%	)	6/3/2028		$13,426,000	13,122,102

See Notes to Financial Statements.	83

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Evergreen Acqco 1 LP 2025 Term Loan B	7.026% (3 mo. USD Term SOFR + 3.00%	)	9/17/2032		$13,101,000	$13,158,317
Flynn Restaurant Group LP 2025 Incremental Term Loan	7.666% (1 mo. USD Term SOFR + 3.75%	)	1/28/2032		11,001,807	11,042,294
Great Outdoors Group LLC 2025 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032		25,978,906	26,084,120
Harbor Freight Tools USA, Inc. 2024 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	6/11/2031		13,298,904	13,114,382
K-Mac Holdings Corp. 2025 Add-on Term Loan	7.166% (1 mo. USD Term SOFR + 3.25%	)	7/21/2028		6,611,430	6,662,404
Park River Holdings, Inc. 2025 Term Loan	8.485% (3 mo. USD Term SOFR + 4.50%	)	3/15/2031		6,621,000	6,649,603
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(c)	8.50% (PRIME rate + 1.25%	)	9/29/2032		3,209,000	3,218,017
Peer Holding III BV 2025 USD Term Loan B4B (Netherlands)(c)	6.502% (3 mo. USD Term SOFR + 2.50%	)	10/28/2030		9,547,124	9,593,045
Peer Holding III BV 2025 USD Term Loan B5B (Netherlands)(c)	6.502% (3 mo. USD Term SOFR + 2.50%	)	7/1/2031		9,705,658	9,750,740
PetSmart, Inc. 2025 USD Term Loan B	7.96% (1 mo. USD Term SOFR + 4.00%	)	8/18/2032		13,501,100	13,411,048
QSRP Finco BV EUR Term Loan B	6.069% (6 mo. EURIBOR + 4.00%	)	6/19/2031	EUR	8,946,000	10,471,320
Restaurant Brands International, Inc. 2025 EUR Term Loan B	5.615% (3 mo. EURIBOR + 3.60%	)	10/31/2031	EUR	5,000,000	5,853,269
RVR Dealership Holdings LLC Term Loan B	7.74% (3 mo. USD Term SOFR + 3.75%	)	2/8/2028		$9,391,557	9,107,181
Tacala LLC 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	1/31/2031		4,739,730	4,768,311
White Cap Buyer LLC 2024 Term Loan B	7.215% (1 mo. USD Term SOFR + 3.25%	)	10/19/2029		18,329,867	18,405,111
Total						190,270,413

Semiconductors 0.38%
Altar Bidco, Inc. 2021 Term Loan	–	(b)	2/1/2029		4,729,000	4,668,421
Instructure Holdings, Inc. 2025 Repriced Term Loan	6.753% (3 mo. USD Term SOFR + 2.75%	)	11/13/2031		12,698,175	12,738,746
Total						17,407,167

84	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Service 0.00%
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	9.016% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028	$185,821	$176,647

Software 10.20%
Apttus Corp. 2024 Term Loan B	7.34% (3 mo. USD Term SOFR + 3.50%	)	5/8/2028	6,505,008	6,526,670
Ascend Learning LLC 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	12/11/2028	15,614,301	15,635,692
BCPE Pequod Buyer, Inc. USD Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	11/25/2031	12,177,480	12,227,895
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.572% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	9,448,000	9,126,154
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.822% (3 mo. USD Term SOFR + 3.00%	)	7/30/2031	16,192,181	16,147,005
Cast & Crew Payroll LLC 2021 Incremental Term Loan	7.666% (1 mo. USD Term SOFR + 3.75%	)	12/29/2028	49,742	34,152
Central Parent, Inc. 2024 Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	26,871,024	22,428,841
Clearwater Analytics LLC 2025 Term Loan B	6.461% (6 mo. USD Term SOFR + 2.25%	)	4/21/2032	4,799,000	4,813,997
Cloud Software Group, Inc. 2025 Term Loan B (2031)	7.252% (3 mo. USD Term SOFR + 3.25%	)	3/21/2031	10,350,609	10,336,843
Cloud Software Group, Inc. 2025 Term Loan B (2032)	7.252% (3 mo. USD Term SOFR + 3.25%	)	8/13/2032	18,758,985	18,739,476
Constant Contact, Inc. Second Lien Term Loan	11.666% (3 mo. USD Term SOFR + 7.50%	)	2/12/2029	5,523,000	4,923,092
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031	4,687,500	4,592,297
Cotiviti Corp. 2024 Term Loan	6.734% (1 mo. USD Term SOFR + 2.75%	)	5/1/2031	12,844,086	12,378,488
Cotiviti Corp. 2025 2nd Amendment Term Loan	6.734% (1 mo. USD Term SOFR + 2.75%	)	3/26/2032	4,038,803	3,889,044
Darktrace PLC 1st Lien Term Loan (United Kingdom)(c)	7.185% (3 mo. USD Term SOFR + 3.25%	)	10/9/2031	9,482,665	9,513,199
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	9.185% (3 mo. USD Term SOFR + 5.25%	)	10/9/2032	6,064,000	6,036,833
Dayforce, Inc. 2025 Term Loan	–	(b)	10/7/2032	27,651,000	27,610,076

See Notes to Financial Statements.	85

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Dedalus Finance GmbH 2025 EUR Term Loan B	5.783% (6 mo. EURIBOR + 3.75%	)	5/4/2030	EUR	6,209,000	$7,248,777
Disco Parent, Inc. 2025 Term Loan B	7.072% (3 mo. USD Term SOFR + 3.25%	)	8/6/2032		$10,650,750	10,717,317
DTI Holdco, Inc. 2025 Term Loan B	7.916% (1 mo. USD Term SOFR + 4.00%	)	4/26/2029		17,217,473	16,151,281
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	10/9/2029		7,752,952	7,784,157
EP Purchaser LLC 2021 Term Loan B	7.437% (3 mo. USD Term SOFR + 3.50%	)	11/6/2028		49,742	39,758
Epicor Software Corp. 2024 Term Loan F	6.416% (1 mo. USD Term SOFR + 2.50%	)	5/30/2031		5,013,695	5,034,201
Finastra USA, Inc. 2025 USD Term Loan	8.038% (3 mo. USD Term SOFR + 4.00%	)	9/15/2032		10,958,000	10,781,905
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B	–	(b)	1/30/2032		9,890,054	9,759,258
Javelin Buyer, Inc. 2025 Term Loan	6.59% (3 mo. USD Term SOFR + 2.75%	)	12/5/2031		4,789,434	4,801,000
Mitchell International, Inc. 2024 1st Lien Term Loan	7.166% (1 mo. USD Term SOFR + 3.25%	)	6/17/2031		9,241,650	9,276,768
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.166% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032		6,020,000	5,961,305
Modena Buyer LLC Term Loan	8.09% (3 mo. USD Term SOFR + 4.25%	)	7/1/2031		19,905,277	19,557,034
Mosel Bidco SE 2025 EUR Term Loan B	5.75% (3 mo. EURIBOR + 3.75%	)	9/16/2030	EUR	5,730,000	6,727,394
PointClickCare Technologies, Inc. 2025 Term Loan B (Canada)(c)	6.752% (3 mo. USD Term SOFR + 2.75%	)	11/3/2031		$9,816,590	9,853,402
Polaris Newco LLC EUR Term Loan B	6.066% (3 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	10,573,811	11,526,782
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	4/30/2031		$19,843,471	19,897,743
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%	)	10/26/2030		4,952,985	4,954,520
Project Boost Purchaser LLC 2025 Refinancing Term Loan	6.608% (3 mo. USD Term SOFR + 2.75%	)	7/16/2031		6,464,201	6,470,569

86	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
RealPage, Inc. 1st Lien Term Loan	7.263% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028		$10,382,915	$10,384,109
RealPage, Inc. 2024 Incremental Term Loan	7.752% (3 mo. USD Term SOFR + 3.75%	)	4/24/2028		4,419,790	4,441,889
Rocket Software, Inc. 2023 USD Term Loan B	7.666% (1 mo. USD Term SOFR + 3.75%	)	11/28/2028		21,130,447	21,096,533
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	7.666% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		17,219,044	15,779,188
Storable Intermediate Holdings LLC 2025 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	4/16/2031		12,195,073	12,261,110
Surf Holdings LLC 2025 Incremental Term Loan	7.53% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027		12,980,348	13,000,272
UKG, Inc. 2024 Term Loan B	6.338% (3 mo. USD Term SOFR + 2.50%	)	2/10/2031		10,566,992	10,574,547
X.AI Corp. Term Loan	11.122% (6 mo. USD Term SOFR + 7.25%	)	6/28/2030		10,844,820	10,516,602
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.166% (1 mo. USD Term SOFR + 3.25%	)	11/26/2031		6,674,240	6,625,385
Zelis Payments Buyer, Inc. Term Loan B	6.666% (1 mo. USD Term SOFR + 2.75%	)	9/28/2029		10,135,058	10,046,376
Total						466,228,936

Software/Services 0.42%
Peraton Corp. Term Loan B	7.69% (3 mo. USD Term SOFR + 3.75%	)	2/1/2028		21,623,994	19,034,953

Telecommunications 2.50%
Altice Financing SA 2022 EUR Term Loan	7.026% (3 mo. EURIBOR + 5.00%	)	10/31/2027	EUR	12,154,445	11,207,204
Altice France SA 2025 EUR Term Loan B12	6.391% (3 mo. EURIBOR + 4.38%	)	10/30/2028	EUR	3,439,183	3,950,749
CommScope, Inc. 2024 Term Loan	8.666% (1 mo. USD Term SOFR + 4.75%	)	12/17/2029		$15,410,000	15,525,575
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.234% - 9.24% (1 mo. USD Term SOFR + 5.25% (3 mo. USD Term SOFR + 5.25%	) )	11/29/2030		10,413,000	10,321,886
Delta TopCo, Inc. 2025 Term Loan B	6.74% - 6.75% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	11/30/2029		6,794,181	6,765,408

See Notes to Financial Statements.	87

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.38% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029		$7,155,239	$7,127,084
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.38% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030		11,793,085	11,745,205
MasOrange Finco PLC 2025 EUR Term Loan B	4.561% (6 mo. EURIBOR + 2.50%	)	3/25/2031	EUR	19,387,000	22,566,340
ViaSat, Inc. Term Loan	8.53% (1 mo. USD Term SOFR + 4.50%	)	3/2/2029		$13,230,539	13,174,904
Zegona Communications PLC 2025 EUR Fungible Add On Term Loan B	4.829% (6 mo. EURIBOR + 2.75%	)	7/17/2029	EUR	10,000,000	11,676,021
Total						114,060,376

Transportation 1.20%
Gategroup Finance Luxembourg SA USD Term Loan B (Luxembourg)(c)	8.234% (1 mo. USD Term SOFR + 4.25%	)	6/10/2032		$13,501,155	13,588,305
Kenan Advantage Group, Inc. 2024 Term Loan B4	7.166% (1 mo. USD Term SOFR + 3.25%	)	1/25/2029		50,000	49,489
PODS LLC 2021 Term Loan B	7.03% (1 mo. USD Term SOFR + 3.00%	)	3/31/2028		14,923,916	14,683,268
Rand Parent LLC 2025 Term Loan B	7.002% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030		12,227,324	12,259,177
Stonepeak Nile Parent LLC 2025 Term Loan B	6.162% (3 mo. USD Term SOFR + 2.25%	)	4/9/2032		14,020,000	14,038,997
Total						54,619,236

Utilities 2.83%
Alpha Generation LLC Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031		14,219,523	14,264,741
Compass Power Generation LLC 2025 Term Loan B	7.166% (1 mo. USD Term SOFR + 3.25%	)	4/14/2029		17,519,456	17,665,481
Cornerstone Generation LLC Term Loan B	7.094% (3 mo. USD Term SOFR + 3.25%	)	8/11/2032		9,769,000	9,874,310
EFS Cogen Holdings I LLC 2025 Term Loan B	7.002% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031		19,399,446	19,581,316
Hamilton Projects Acquiror LLC 2025 Repriced Term Loan B	6.416% (1 mo. USD Term SOFR + 2.50%	)	5/30/2031		16,992,012	17,140,692

88	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.73% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	$5,891,826	$5,930,505
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.73% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	349,673	351,969
Lightning Power LLC Term Loan B	6.252% (3 mo. USD Term SOFR + 2.25%	)	8/18/2031	8,944,650	8,995,590
Potomac Energy Center LLC 2025 Term Loan	6.84% (3 mo. USD Term SOFR + 3.00%	)	8/5/2032	16,715,886	16,841,255
Talen Energy Supply LLC 2023 Term Loan B	6.353% (3 mo. USD Term SOFR + 2.50%	)	5/17/2030	18,447,266	18,523,084
Total					129,168,943
Total Floating Rate Loans (cost $3,758,813,389)					3,776,446,584

	Dividend Rate			Shares

PREFERRED STOCKS 0.59%

Transportation Infrastructure 0.59%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	27,129,933

	Exercise Price		Expiration Date

WARRANTS 0.00%

Miscellaneous Financials 0.00%
Utex Industries*	$114.76		12/3/2025	57,340	–	(e)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	147,340	179,607
Total Warrants (cost $601,700)					179,607
Total Long-Term Investments (cost $4,353,551,208)					4,376,848,623

				Principal Amount‡

SHORT-TERM INVESTMENTS 7.29%

REPURCHASE AGREEMENTS 6.27%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $122,326,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $162,703,014; proceeds: $159,559,099 (cost $159,512,575)				$159,512,575	159,512,575

See Notes to Financial Statements.	89

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 11/28/2025, 4.100% due 12/1/2025 with RBC Dominion Securities, Inc. collateralized by $128,934,100 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $129,591,837; proceeds: $127,043,392 (cost $127,000,000)	$127,000,000	$127,000,000
Total Repurchase Agreements (cost $286,512,575)		286,512,575

Time Deposits 0.10%
CitiBank N.A.(j) (cost $4,674,335)	4,674,335	4,674,335

	Shares

Money Market Funds 0.92%
Fidelity Government Portfolio(j) (cost $42,069,011)	42,069,011	42,069,011
Total Short-Term Investments (cost $333,255,921)		333,255,921
Total Investments in Securities 103.05% (cost $4,686,807,129)		4,710,104,544
Less Unfunded Loan Commitments (0.18%) (cost $8,391,666)		(8,427,199)
Net Investments in Securities 102.87% (cost $4,678,415,463)		4,701,677,345
Other Assets and Liabilities – Net(k) (2.86)%		(130,861,588)
Net Assets 100.00%		$4,570,815,757

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $431,063,140, which represents 9.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(l)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(h)	Security partially/fully unfunded. (See Note 2(d)).

90	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

(i)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$32,250,000	$2,045,811	$359,608	$2,405,419

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $359,608. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at November 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2027	$233,000,000	$4,167,372	$(2,877,060)	$1,290,312
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	68,000,000	1,963,406	(1,193,985)	769,421
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	257,283	257,283
Bank of America(2)	2.475%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	384,992	384,992
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	983,569	983,569
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	727,450	727,450
Total					$6,130,778	$(1,717,751)	$4,413,027

See Notes to Financial Statements.	91

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Centrally Cleared Interest Rate Swap Contracts at November 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	$5,995,000	$–	$(44,754)	$(44,754)
Bank of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(89,981)	(89,981)
Bank of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(152,781)	(152,781)
Bank of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(339,634)	(339,634)
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(115,889)	(115,889)
Total					$–	$(743,039)	$(743,039)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at November 30, 2025:

Swap Counterparty	Refer- enced Index*	Referenced Spread	Units	Position	Termi- nation Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	311,173	Long	12/20/2025	$70,742,078	$455	$609,056	$609,511
Morgan Stanley	IBOXX	12-Month USD SOFR Index	150,952	Long	12/20/2025	34,500,000	135	112,890	113,025
Morgan Stanley	IBOXX	12-Month USD SOFR Index	60,365	Long	12/22/2025	13,762,000	165	79,440	79,605
Morgan Stanley	IBOXX	12-Month USD SOFR Index	100,714	Long	3/20/2026	23,000,000	(306)	65,517	65,211
Total						$142,004,078	$449	$866,903	$867,352

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

92	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2025

Forward Foreign Currency Exchange Contracts at November 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	2/6/2026	2,107,000	$2,775,246	$2,788,977	$13,731
British pound	Buy	Morgan Stanley	2/6/2026	7,723,000	10,215,279	10,222,719	7,440
British pound	Sell	State Street Bank And Trust	2/6/2026	18,454,000	24,708,208	24,427,044	281,164
Euro	Sell	Morgan Stanley	3/6/2026	5,758,000	6,730,688	6,713,591	17,097
Euro	Sell	Morgan Stanley	3/6/2026	4,318,000	5,046,958	5,034,610	12,348
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$331,780

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank And Trust	3/6/2026	245,937,000	$285,053,280	$286,752,400	$(1,699,120)

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	1,192	Long	$248,856,296	$248,960,376	$104,080

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$114,408,746	$–	$114,408,746
Common Stocks	–	26,301,955	–	26,301,955
Corporate Bonds
Mining	–	–	0	0
Remaining Industries	–	370,474,593	–	370,474,593
Exchange-Traded Funds	61,907,205	–	–	61,907,205
Floating Rate Loans
Pharmaceuticals	–	58,572,693	8,445,697	67,018,390
Remaining Industries	–	3,709,428,194	–	3,709,428,194
Less Unfunded Loan Commitments	–	(8,427,199)	–	(8,427,199)
Preferred Stocks	–	27,129,933	–	27,129,933
Warrants	–	179,607	–	179,607
Short-Term Investments
Repurchase Agreements	–	286,512,575	–	286,512,575
Time Deposits	–	4,674,335	–	4,674,335
Money Market Funds	42,069,011	–	–	42,069,011
Total	$103,976,216	$4,589,255,432	$8,445,697	$4,701,677,345

See Notes to Financial Statements.	93

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,405,419	$–	$2,405,419
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	4,413,027	–	4,413,027
Liabilities	–	(743,039)	–	(743,039)
Total Return Swap Contracts
Assets	–	867,352	–	867,352
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	331,780	–	331,780
Liabilities	–	(1,699,120)	–	(1,699,120)
Futures Contracts
Assets	104,080	–	–	104,080
Liabilities	–	–	–	–
Total	$104,080	$5,575,419	$–	$5,679,499

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

94	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.12%

COMMON STOCKS 0.40%

Diversified Telecommunication Services 0.09%
Luxco Co. Ltd.*(a)	160,911	$2,941,944

Electric: Utilities 0.05%
Frontera Generation Holdings LLC*	87,622	1,533,385

Ground Transportation 0.05%
Hertz Global Holdings, Inc.*(b)	290,660	1,523,058

Health Care Providers & Services 0.04%
Recovery Solutions LLC*	74,342	1,077,959
Wellpath Holdings, Inc. Class A*	35,809	22,381
Wellpath Holdings, Inc.*	34,699	242,893
Total		1,343,233

Machinery 0.00%
TNT Crane & Rigging, Inc.*	14,844	9,960

Miscellaneous Financials 0.05%
Utex Industries*	49,219	1,648,837

Personal Care Products 0.06%
Britax Group Ltd.*	2,481	–
Gibson Brands Private Equity*	33,017	2,146,105
Total		2,146,105

Real Estate Management & Development 0.03%
Shimao Group Holdings Ltd.*(a)	34,732,707	1,027,039
Sunac China Holdings Ltd.*(a)	679,790	120,209
Total		1,147,248

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	47,809	375,301
Claire’s Holdings LLC*	7,482	–	(c)
Total		375,301

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*	14,214	668,058
Total Common Stocks (cost $34,881,696)		13,337,129

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 0.03%

Equity Real Estate 0.03%
Sunac China Holdings Ltd. (China)†(d)(e) (cost $6,004,590)	Zero Coupon	9/30/2028	$6,981,286	$1,082,100

CORPORATE BONDS 93.42%

Advertising 0.32%
CMG Media Corp.†	8.875%	6/18/2029	9,113,000	7,480,406
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031	3,114,000	3,302,649
Total				10,783,055

Aerospace/Defense 1.95%
ATI, Inc.	5.125%	10/1/2031	5,294,000	5,308,792
ATI, Inc.	7.25%	8/15/2030	3,084,000	3,268,131
Bombardier, Inc. (Canada)†(e)	7.00%	6/1/2032	6,640,000	7,004,397
Bombardier, Inc. (Canada)†(e)	7.25%	7/1/2031	3,457,000	3,686,624
Bombardier, Inc. (Canada)†(e)	7.45%	5/1/2034	4,509,000	5,056,803
Czechoslovak Group AS (Czechia)†(e)	6.50%	1/10/2031	3,291,000	3,391,140
Czechoslovak Group AS (Czechia)(e)	6.50%	1/10/2031	2,178,000	2,244,273
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(e)	7.50%	2/15/2032	9,011,000	9,183,651
Goat Holdco LLC†	6.75%	2/1/2032	5,239,000	5,377,991
TransDigm, Inc.†	6.00%	1/15/2033	13,986,000	14,312,419
TransDigm, Inc.†	6.75%	1/31/2034	3,558,000	3,719,923
TransDigm, Inc.†	6.875%	12/15/2030	3,221,000	3,360,353
Total				65,914,497

Agriculture 0.24%
Turning Point Brands, Inc.†	7.625%	3/15/2032	7,575,000	8,088,653

Airlines 0.71%
American Airlines, Inc.†(b)	7.25%	2/15/2028	3,614,000	3,702,493
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	4,967,146	5,029,384
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	10,532,000	10,410,404
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	6.375%	2/1/2030	4,850,000	4,674,202
Total				23,816,483

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Apparel 0.44%
Beach Acquisition Bidco LLC†	10.00%		7/15/2033	$5,892,000	$6,390,740
Crocs, Inc.†	4.125%		8/15/2031	3,625,000	3,347,221
William Carter Co.†	7.375%		2/15/2031	4,913,000	5,017,172
Total					14,755,133

Auto Manufacturers 1.87%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)	10.00%		3/31/2029	6,833,000	6,048,854
Ford Motor Credit Co. LLC	7.35%		3/6/2030	3,344,000	3,590,262
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	5,618,000	5,865,057
New Flyer Holdings, Inc.†	9.25%		7/1/2030	3,334,000	3,573,441
Nissan Motor Acceptance Co. LLC†	2.75%		3/9/2028	5,076,000	4,774,855
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030	5,203,000	5,160,578
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	1,992,000	2,056,690
Nissan Motor Co. Ltd. (Japan)†(e)	4.81%		9/17/2030	18,688,000	17,543,128
Nissan Motor Co. Ltd. (Japan)†(e)	7.75%		7/17/2032	2,863,000	3,012,097
Nissan Motor Co. Ltd. (Japan)†(e)	8.125%		7/17/2035	3,487,000	3,687,987
NM Holdings Co. LLC(f)	Zero Coupon		–	250,000	–
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031	4,283,000	4,107,579
Wabash National Corp.†	4.50%		10/15/2028	4,012,000	3,677,367
Total					63,097,895

Auto Parts & Equipment 1.82%
American Axle & Manufacturing, Inc.†	7.75%		10/15/2033	3,493,000	3,530,333
Aptiv Swiss Holdings Ltd. (Switzerland)(e)	6.875% (5 yr. CMT + 3.39%	)#	12/15/2054	3,426,000	3,521,383
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,278,000	3,374,275
Dornoch Debt Merger Sub, Inc.†(b)	6.625%		10/15/2029	8,109,000	6,836,861
Forvia SE (France)†(e)	6.75%		9/15/2033	3,667,000	3,736,240
Forvia SE (France)†(e)	8.00%		6/15/2030	3,362,000	3,585,852
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032	3,231,000	3,417,529
Goodyear Tire & Rubber Co.	5.25%		7/15/2031	5,257,000	4,970,068
Goodyear Tire & Rubber Co.(b)	6.625%		7/15/2030	2,744,000	2,790,744
IHO Verwaltungs GmbH (Germany)†(e)	8.00%		11/15/2032	8,647,000	9,043,102
Tenneco, Inc.†	8.00%		11/17/2028	2,650,000	2,651,447
ZF North America Capital, Inc.†	6.875%		4/14/2028	3,562,000	3,638,437
ZF North America Capital, Inc.†	7.125%		4/14/2030	10,524,000	10,428,275
Total					61,524,546

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 1.33%
BW Real Estate, Inc.†(b)	9.50% (5 yr. CMT + 5.40%	)#	–	(g)	$4,155,000	$4,258,115
Flagstar Bank NA(b)	6.928% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		4,942,000	4,768,082
Freedom Mortgage Corp.†	12.25%		10/1/2030		1,283,000	1,425,224
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%	)#	4/1/2035		3,897,000	4,081,972
Lloyds Banking Group PLC (United Kingdom)(b)(e)	6.625% (5 yr. CMT + 2.68%	)#	–	(g)	3,185,000	3,167,049
Popular, Inc.	7.25%		3/13/2028		4,877,000	5,131,979
Societe Generale SA (France)†(e)	9.375% (5 yr. CMT + 5.39%	)#	–	(g)	4,792,000	5,117,406
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031		6,106,000	6,016,404
UBS Group AG (Switzerland)†(e)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%	)#	–	(g)	3,120,000	3,354,459
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%	)#	–	(g)	1,330,000	1,464,041
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		6,229,000	5,976,601
Total						44,761,332

Biotechnology 0.54%
Biocon Biologics Global PLC (United Kingdom)†(e)	6.67%		10/9/2029		3,499,000	3,448,917
Emergent BioSolutions, Inc.†(b)	3.875%		8/15/2028		8,239,000	7,359,487
Genmab AS/Genmab Finance LLC (Denmark)†(e)(h)	6.25%		12/15/2032		3,270,000	3,364,523
Genmab AS/Genmab Finance LLC (Denmark)†(e)(h)	7.25%		12/15/2033		3,875,000	4,060,814
Total						18,233,741

Building Materials 2.37%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		8,117,000	4,890,493
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033		3,192,000	3,359,893
Builders FirstSource, Inc.†	4.25%		2/1/2032		3,913,000	3,722,345
Builders FirstSource, Inc.†	6.375%		6/15/2032		3,263,000	3,401,106
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		4,748,000	3,816,639
CP Atlas Buyer, Inc.†(b)	7.00%		12/1/2028		6,490,000	6,170,530
CP Atlas Buyer, Inc.†	12.75%		1/15/2031		1,820,000	1,687,323
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		11,007,000	11,420,896
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,904,600

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
JELD-WEN, Inc.†(b)	7.00%	9/1/2032		$6,984,000	$4,764,564
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		9,360,000	8,862,279
Quikrete Holdings, Inc.†	6.375%	3/1/2032		3,278,000	3,406,563
Quikrete Holdings, Inc.†	6.75%	3/1/2033		5,035,000	5,247,009
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		4,205,000	4,218,023
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,405,000	6,803,513
Wilsonart LLC†(b)	11.00%	8/15/2032		4,757,000	4,417,194
Total					80,092,970

Chemicals 2.41%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		4,207,602	694,254
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029		2,929,053	2,306,410
Celanese U.S. Holdings LLC	6.50%	4/15/2030		3,796,000	3,792,363
Celanese U.S. Holdings LLC(b)	6.75%	4/15/2033		6,803,000	6,774,659
Celanese U.S. Holdings LLC	6.83%	7/15/2029		3,469,000	3,589,302
Celanese U.S. Holdings LLC	7.20%	11/15/2033		3,256,000	3,402,901
Cerdia Finanz GmbH (Germany)†(e)	9.375%	10/3/2031		7,018,000	7,279,280
Chemours Co.†	8.00%	1/15/2033		876,000	853,009
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		4,493,000	4,484,546
INEOS Quattro Finance 2 PLC	6.75%	4/15/2030	EUR	6,819,000	6,509,274
Ingevity Corp.†	3.875%	11/1/2028		$3,764,000	3,651,321
Mativ Holdings, Inc.†	8.00%	10/1/2029		3,377,000	3,387,253
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		4,663,000	4,671,897
Olympus Water U.S. Holding Corp.†	7.25%	2/15/2033		267,000	265,290
Rain Carbon, Inc.†(b)	12.25%	9/1/2029		7,508,000	7,756,785
SNF Group SACA (France)†(e)	3.375%	3/15/2030		4,002,000	3,744,431
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033		3,481,000	3,502,728
Tronox, Inc.†(b)	4.625%	3/15/2029		9,915,000	6,413,817
Tronox, Inc.†(b)	9.125%	9/30/2030		1,760,000	1,660,907
WR Grace Holdings LLC†	5.625%	8/15/2029		3,594,000	3,386,533
WR Grace Holdings LLC†	6.625%	8/15/2032		3,250,000	3,229,174
Total					81,356,134

Coal 0.55%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,863,328
Coronado Finance Pty. Ltd. (Australia)†(e)	9.25%	10/1/2029		7,614,000	7,048,388
SunCoke Energy, Inc.†	4.875%	6/30/2029		8,400,000	7,692,687
Total					18,604,403

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services 4.17%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(e)	7.00%	5/21/2030		$3,875,000	$4,037,572
Allied Universal Holdco LLC†	7.875%	2/15/2031		3,532,000	3,721,587
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029		3,354,000	3,291,603
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		4,698,000	4,859,912
Alta Equipment Group, Inc.†	9.00%	6/1/2029		3,712,000	3,294,218
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029		7,163,000	6,948,859
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		7,988,000	8,232,185
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,220,000	2,835,402
Brink’s Co.†	6.75%	6/15/2032		$3,528,000	3,682,223
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,452,694
CPI CG, Inc.†	10.00%	7/15/2029		3,529,000	3,711,820
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	3,862,446
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,685,049
Garda World Security Corp. (Canada)†(e)	6.50%	1/15/2031		3,346,000	3,437,675
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,393,821
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,642,152
Herc Holdings, Inc.†	7.00%	6/15/2030		5,455,000	5,730,652
Herc Holdings, Inc.†(b)	7.25%	6/15/2033		2,567,000	2,719,554
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	1,107,890
Hertz Corp.†	5.00%	12/1/2029		5,658,000	3,898,738
Hertz Corp.†	12.625%	7/15/2029		11,011,000	11,010,353
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(e)	9.50%	7/10/2036		6,623,023	6,719,859
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	8.25%	11/15/2028		3,276,000	3,423,477
NESCO Holdings II, Inc.†	5.50%	4/15/2029		3,552,000	3,510,684
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(e)	5.90%	11/24/2031		6,544,000	6,805,288
Raven Acquisition Holdings LLC†	6.875%	11/15/2031		3,373,000	3,475,850
Rekeep SpA	9.00%	9/15/2029	EUR	2,119,000	2,221,459
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$3,750,000	3,858,150
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030		3,351,000	3,460,861
TriNet Group, Inc.†	7.125%	8/15/2031		3,312,000	3,438,654
Williams Scotsman, Inc.†	6.625%	4/15/2030		3,265,000	3,373,989
Total					140,844,676

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Computers 0.51%
Amentum Holdings, Inc.†	7.25%		8/1/2032		$3,234,000	$3,397,178
CACI International, Inc.†	6.375%		6/15/2033		3,015,000	3,146,918
Crane NXT Co.	4.20%		3/15/2048		4,963,000	3,272,196
NCR Atleos Corp.†	9.50%		4/1/2029		3,596,000	3,889,552
Seagate Data Storage Technology Pte. Ltd. (Singapore)†(b)(e)	5.75%		12/1/2034		3,421,000	3,525,269
Total						17,231,113

Cosmetics/Personal Care 0.53%
Opal Bidco SAS (France)†(e)	6.50%		3/31/2032		3,246,000	3,348,837
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029		5,865,851	6,027,230
Perrigo Finance Unlimited Co. (Ireland)(e)	4.90%		6/15/2030		4,095,000	3,960,480
Perrigo Finance Unlimited Co. (Ireland)(e)	6.125%		9/30/2032		4,703,000	4,595,451
Total						17,931,998

Distribution/Wholesale 0.43%
American Builders & Contractors Supply Co., Inc.†	3.875%		11/15/2029		3,649,000	3,506,378
Resideo Funding, Inc.†	4.00%		9/1/2029		4,048,000	3,864,322
Resideo Funding, Inc.†	6.50%		7/15/2032		3,375,000	3,459,395
SIG PLC	9.75%		10/31/2029	EUR	3,302,000	3,615,329
Total						14,445,424

Diversified Financial Services 6.26%
Aretec Group, Inc.†	10.00%		8/15/2030		$3,270,000	3,552,214
Atlanticus Holdings Corp.†	9.75%		9/1/2030		6,970,000	6,740,237
Azorra Finance Ltd. (Cayman Islands)†(e)	7.25%		1/15/2031		6,589,000	6,894,156
Bread Financial Holdings, Inc.†	6.75%		5/15/2031		2,339,000	2,390,771
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035		3,276,000	3,360,907
Coinbase Global, Inc.†	3.375%		10/1/2028		3,587,000	3,395,050
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		4,260,000	4,319,410
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032		4,187,000	4,236,895
EZCORP, Inc.†	7.375%		4/1/2032		6,846,000	7,194,147
Freedom Mortgage Holdings LLC†	7.875%		4/1/2033		3,338,000	3,452,637
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		7,999,000	8,569,017
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		5,294,000	5,554,437
GGAM Finance Ltd. (Ireland)†(e)	6.875%		4/15/2029		3,428,000	3,565,566
GGAM Finance Ltd. (Ireland)†(e)	8.00%		6/15/2028		3,671,000	3,891,943
ILFC E-Capital Trust I†	6.27%	#(i)	12/21/2065		3,413,000	2,877,990

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
ILFC E-Capital Trust II†(b)	6.52%	#(i)	12/21/2065	$3,031,000	$2,585,225
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,223,000	4,420,231
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	10,774,000	11,358,306
Navient Corp.	9.375%		7/25/2030	6,094,000	6,759,355
Navient Corp.	11.50%		3/15/2031	8,395,000	9,388,246
OneMain Finance Corp.	7.125%		11/15/2031	6,387,000	6,660,287
OneMain Finance Corp.	7.50%		5/15/2031	11,293,000	11,873,867
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,304,000	3,431,349
Osaic Holdings, Inc.†	8.00%		8/1/2033	3,189,000	3,286,985
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	5,642,000	5,691,497
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	4,345,000	4,542,685
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,759,000	3,948,487
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	6,130,000	6,543,620
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029	5,000,000	5,115,850
Phoenix Aviation Capital Ltd. (Ireland)†(e)	9.25%		7/15/2030	4,040,000	4,301,020
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	6,164,000	6,497,072
Rfna LP†	7.875%		2/15/2030	3,686,000	3,740,350
Rocket Cos., Inc.†	6.375%		8/1/2033	5,147,000	5,396,207
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031	3,537,000	3,348,254
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	3,517,000	3,576,771
Stonex Escrow Issuer LLC†	6.875%		7/15/2032	3,926,000	4,067,097
StoneX Group, Inc.†	7.875%		3/1/2031	6,541,000	6,933,480
Synchrony Financial	7.25%		2/2/2033	8,737,000	9,365,842
UWM Holdings LLC†	6.25%		3/15/2031	5,149,000	5,175,137
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	3,269,000	3,438,818
Total					211,441,415

Electric 3.25%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	3,253,000	3,321,811
Algonquin Power & Utilities Corp. (Canada)(e)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082	3,493,000	3,444,757
Alpha Generation LLC†	6.25%		1/15/2034	6,500,000	6,514,683
Alpha Generation LLC†	6.75%		10/15/2032	5,159,000	5,313,610
ContourGlobal Power Holdings SA (Luxembourg)†(e)	6.75%		2/28/2030	4,648,000	4,787,440
Hawaiian Electric Co., Inc.†	6.00%		10/1/2033	3,333,000	3,376,866
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029	6,522,000	6,239,837

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Lightning Power LLC†	7.25%		8/15/2032			$6,549,000	$6,955,044
NRG Energy, Inc.†	6.00%		2/1/2033			7,065,000	7,219,773
NRG Energy, Inc.†	6.00%		1/15/2036			7,229,000	7,346,233
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(g)		7,747,000	8,459,360
Pampa Energia SA (Argentina)†(b)(e)	7.875%		12/16/2034			2,679,000	2,679,000
Pike Corp.†	8.625%		1/31/2031			3,250,000	3,437,948
Talen Energy Supply LLC†	6.25%		2/1/2034			2,315,000	2,360,256
Talen Energy Supply LLC†	6.50%		2/1/2036			4,464,000	4,618,054
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(g)		3,393,000	3,444,496
Vistra Corp.†(b)	8.875% (5 yr. CMT + 5.05%	)#	–	(g)		3,049,000	3,408,062
Vistra Operations Co. LLC†	7.75%		10/15/2031			7,712,000	8,196,437
VoltaGrid LLC†	7.375%		11/1/2030			5,017,000	5,006,522
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056			3,390,000	3,442,812
XPLR Infrastructure Operating Partners LP†	7.75%		4/15/2034			3,332,000	3,389,767
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033			6,502,000	6,803,075
Total							109,765,843

Electrical Components & Equipment 0.27%
EnerSys†	4.375%		12/15/2027			3,722,000	3,705,024
EnerSys†	6.625%		1/15/2032			5,339,000	5,555,085
Total							9,260,109

Electronics 0.21%
Coherent Corp.†	5.00%		12/15/2029			3,447,000	3,419,723
TTM Technologies, Inc.†	4.00%		3/1/2029			3,625,000	3,514,743
Total							6,934,466

Engineering & Construction 0.58%
ASG Finance DAC (Ireland)†(e)	9.75%		5/15/2029			1,939,000	1,711,168
Brand Industrial Services, Inc.†	10.375%		8/1/2030			3,330,000	3,269,750
Great Lakes Dredge & Dock Corp.†(b)	5.25%		6/1/2029			3,821,000	3,724,397
Heathrow Finance PLC	6.625%		3/1/2031		GBP	4,285,000	5,698,455
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			$5,385,000	5,311,564
Total							19,715,334

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment 3.11%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	$5,116,295
Bracelet Holdings, Inc.†	9.25%	7/2/2028		$5,329,000	5,025,247	(j)
Caesars Entertainment, Inc.†	6.50%	2/15/2032		6,593,000	6,710,501
Caesars Entertainment, Inc.†	7.00%	2/15/2030		3,485,000	3,609,965
Cinemark USA, Inc.†	7.00%	8/1/2032		3,575,000	3,729,805
Empire Resorts, Inc.†	7.75%	11/1/2026		4,998,000	4,879,419
Intralot Capital Luxembourg SA†	6.75%	10/15/2031	EUR	1,255,000	1,418,969
Intralot Capital Luxembourg SA	6.75%	10/15/2031	EUR	1,700,000	1,922,110
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$3,418,000	3,348,425
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%	4/15/2031		4,653,000	4,878,508
Penn Entertainment, Inc.†(b)	4.125%	7/1/2029		4,494,000	4,159,593
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,385,986
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.†	6.25%	10/15/2030		5,235,000	5,317,917
Six Flags Entertainment Corp.†(b)	7.25%	5/15/2031		3,673,000	3,504,979
Starz Capital Holdings 1, Inc.†(b)	6.00%	4/15/2030		5,656,000	5,295,430
Warnermedia Holdings, Inc.	4.279%	3/15/2032		9,832,000	8,996,280
Warnermedia Holdings, Inc.	5.05%	3/15/2042		24,458,000	19,585,722
Warnermedia Holdings, Inc.	5.141%	3/15/2052		5,260,000	3,947,630
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		7,470,000	8,075,556
Total					104,908,337

Environmental Control 0.10%
Waste Pro USA, Inc.†	7.00%	2/1/2033		3,103,000	3,235,203

Food 1.42%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034		3,388,000	3,419,556
Arcor SAIC (Argentina)†(b)(e)	7.60%	7/31/2033		3,346,000	3,411,247
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	2,993,000	3,698,219
Boparan Finance PLC	9.375%	11/7/2029	GBP	2,978,100	4,196,040
C&S Group Enterprises LLC†(b)	5.00%	12/15/2028		$5,428,000	5,047,173
Chobani Holdco II LLC†	8.75%	10/1/2029		3,337,991	3,555,037
Fiesta Purchaser, Inc.†	7.875%	3/1/2031		3,454,000	3,637,566
Flora Food Management BV	6.875%	7/2/2029	EUR	2,883,000	3,308,464
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		$4,019,000	3,903,267
Lamb Weston Holdings, Inc.†	4.375%	1/31/2032		3,565,000	3,415,677

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Market Bidco Finco PLC	8.75%		1/31/2031	GBP	2,492,000	$3,263,529
Performance Food Group, Inc.†	4.25%		8/1/2029		$3,398,000	3,340,116
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%		3/1/2029		3,882,000	3,737,241
Tonon Luxembourg SA (Luxembourg)†(d)(e)	6.50%		10/31/2024		1,863,197	–	(c)
Total						47,933,132

Forest Products & Paper 0.11%
Magnera Corp.†	7.25%		11/15/2031		3,950,000	3,773,514

Gas 0.13%
AltaGas Ltd. (Canada)†(e)	7.20% (5 yr. CMT + 3.57%	)#	10/15/2054		4,216,000	4,364,800

Health Care-Products 0.36%
Embecta Corp.†(b)	5.00%		2/15/2030		5,404,000	5,155,368
Insulet Corp.†	6.50%		4/1/2033		3,483,000	3,650,668
Medline Borrower LP†	3.875%		4/1/2029		3,531,000	3,430,403
Total						12,236,439

Health Care-Services 3.71%
Acadia Healthcare Co., Inc.†	5.00%		4/15/2029		3,501,000	3,404,385
Acadia Healthcare Co., Inc.†(b)	7.375%		3/15/2033		5,795,000	5,912,743
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		6,345,000	5,681,880
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		17,669,000	16,706,665
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		10,843,000	9,795,824
DaVita, Inc.†	4.625%		6/1/2030		6,796,000	6,597,371
DaVita, Inc.†	6.875%		9/1/2032		3,525,000	3,670,910
Fortrea Holdings, Inc.†	7.50%		7/1/2030		5,229,000	5,255,427
Kedrion SpA (Italy)†(e)	6.50%		9/1/2029		9,121,000	8,904,192
LifePoint Health, Inc.†(b)	10.00%		6/1/2032		4,770,000	5,047,714
LifePoint Health, Inc.†	11.00%		10/15/2030		3,114,000	3,431,930
Molina Healthcare, Inc.†	3.875%		11/15/2030		8,083,000	7,474,694
Molina Healthcare, Inc.†	6.25%		1/15/2033		3,305,000	3,315,021
Molina Healthcare, Inc.†	6.50%		2/15/2031		5,265,000	5,384,854
Pediatrix Medical Group, Inc.†	5.375%		2/15/2030		5,213,000	5,232,001
Radiology Partners, Inc.†	8.50%		7/15/2032		3,876,000	4,031,040
Rede D’or Finance SARL (Luxembourg)†(e)	6.45%		9/9/2035		3,414,000	3,505,751
Team Health Holdings, Inc.†	8.375%		6/30/2028		4,836,000	4,880,719
Tenet Healthcare Corp.†	6.00%		11/15/2033		6,902,000	7,131,202
Tenet Healthcare Corp.	6.875%		11/15/2031		4,643,000	5,037,734

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		$4,863,000	$4,946,294
Total					125,348,351

Holding Companies-Diversified 0.20%
Benteler International AG†	7.25%	6/15/2031	EUR	478,000	595,295
Clue Opco LLC†	9.50%	10/15/2031		$5,869,000	6,081,746
Total					6,677,041

Home Builders 1.75%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	8/1/2033		5,631,000	5,664,870
Century Communities, Inc.†	3.875%	8/15/2029		5,569,000	5,303,809
Century Communities, Inc.†	6.625%	9/15/2033		2,513,000	2,550,501
Dream Finders Homes, Inc.†	6.875%	9/15/2030		4,284,000	4,321,057
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,360,145
K Hovnanian Enterprises, Inc.†	8.375%	10/1/2033		7,266,000	7,487,505
LGI Homes, Inc.†(b)	7.00%	11/15/2032		3,724,000	3,651,504
LGI Homes, Inc.†	8.75%	12/15/2028		6,394,000	6,665,476
M/I Homes, Inc.	4.95%	2/1/2028		3,294,000	3,287,235
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	5,951,000	7,944,393
STL Holding Co. LLC†	8.75%	2/15/2029		$7,431,000	7,841,623
Total					59,078,118

Home Furnishings 0.04%
Whirlpool Corp.	6.50%	6/15/2033		1,384,000	1,376,301

Insurance 1.17%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.50%	10/1/2031		3,551,000	3,657,406
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	7.375%	10/1/2032		3,364,000	3,481,989
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.†	7.50%	7/15/2033		6,628,000	6,809,163
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%	2/15/2031		7,356,000	7,697,193
Ardonagh Group Finance Ltd. (United Kingdom)†(e)	8.875%	2/15/2032		6,809,000	7,026,098
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	7.25%	2/15/2031		3,323,000	3,410,083
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,677,264
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,733,907
Total					39,493,103

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet 0.73%
GrubHub Holdings, Inc.†(b)	13.00%	7/31/2030		$1,460,136	$1,245,942
Match Group Holdings II LLC†	6.125%	9/15/2033		4,916,000	4,989,204
Rakuten Group, Inc. (Japan)†(e)	9.75%	4/15/2029		5,225,000	5,812,401
United Group BV	6.75%	2/15/2031	EUR	4,199,000	5,022,759
Wayfair LLC†	6.75%	11/15/2032		$3,393,000	3,470,540
Wayfair LLC†	7.75%	9/15/2030		3,937,000	4,205,803
Total					24,746,649

Iron-Steel 1.61%
Algoma Steel, Inc. (Canada)†(e)	9.125%	4/15/2029		5,244,000	4,210,866
Carpenter Technology Corp.†	5.625%	3/1/2034		3,391,000	3,450,688
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031		13,295,000	13,916,488
Cleveland-Cliffs, Inc.†	7.625%	1/15/2034		6,675,000	6,931,954
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,826,650
Commercial Metals Co.†	5.75%	11/15/2033		3,404,000	3,483,156
Mineral Resources Ltd. (Australia)†(e)	9.25%	10/1/2028		6,396,000	6,723,763
Samarco Mineracao SA (Brazil)(e)	9.50%	6/30/2031		7,906,078	7,938,414
U.S. Steel Corp.	6.65%	6/1/2037		3,719,000	3,949,671
Total					54,431,650

Leisure Time 1.23%
Acushnet Co.†	5.625%	12/1/2033		3,566,000	3,602,621
Carnival Corp.†	5.75%	3/15/2030		12,040,000	12,381,840
Life Time, Inc.†	6.00%	11/15/2031		3,604,000	3,684,686
Lindblad Expeditions LLC†	7.00%	9/15/2030		5,327,000	5,466,743
NCL Corp. Ltd.†	6.75%	2/1/2032		6,710,000	6,814,508
Patrick Industries, Inc.†	6.375%	11/1/2032		3,537,000	3,629,754
Sabre GLBL, Inc.†	11.25%	12/15/2027		2,301,000	2,375,783
Viking Cruises Ltd.†	5.875%	10/15/2033		3,340,000	3,396,236
Total					41,352,171

Lodging 1.45%
Essendi SA†	5.625%	5/15/2032	EUR	2,966,000	3,545,811
Full House Resorts, Inc.†(b)	8.25%	2/15/2028		$9,445,000	8,205,344
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029		6,223,000	6,437,803
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031		5,323,000	5,088,596
Hilton Domestic Operating Co., Inc.†	5.75%	9/15/2033		6,298,000	6,459,323
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032		3,569,000	3,637,375
Melco Resorts Finance Ltd. (Hong Kong)†(e)	7.625%	4/17/2032		5,238,000	5,461,029

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	$6,898,000	$6,536,881
Wynn Macau Ltd. (Macau)†(e)	6.75%	2/15/2034	3,398,000	3,399,751
Total				48,771,913

Machinery: Construction & Mining 0.11%
BWX Technologies, Inc.†	4.125%	4/15/2029	3,643,000	3,578,119

Machinery-Diversified 0.49%
ATS Corp. (Canada)†(e)	4.125%	12/15/2028	3,972,000	3,857,781
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	8,911,000	7,832,828
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	4,517,000	4,804,683
Total				16,495,292

Media 5.81%
AMC Networks, Inc.	4.25%	2/15/2029	14,122,000	12,410,817
AMC Networks, Inc.†(b)	10.50%	7/15/2032	3,183,000	3,412,536
Belo Corp.	7.25%	9/15/2027	3,282,000	3,420,038
Cable One, Inc.†(b)	4.00%	11/15/2030	6,530,000	5,200,247
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	12,228,000	11,468,548
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	7,055,000	6,725,476
CSC Holdings LLC†	4.625%	12/1/2030	31,836,000	11,401,856
CSC Holdings LLC†	5.75%	1/15/2030	12,022,000	4,451,588
CSC Holdings LLC†	6.50%	2/1/2029	11,536,000	7,254,943
CSC Holdings LLC†	11.75%	1/31/2029	18,322,000	12,926,924
Directv Financing LLC†	8.875%	2/1/2030	5,245,000	5,211,701
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	6,867,000	6,826,855
DISH DBS Corp.	5.125%	6/1/2029	15,219,000	12,894,794
Gray Media, Inc.†	5.375%	11/15/2031	14,207,000	10,697,865
Gray Media, Inc.†	9.625%	7/15/2032	2,271,000	2,355,731
Gray Media, Inc.†	10.50%	7/15/2029	2,993,000	3,227,885
iHeartCommunications, Inc.†	10.875%	5/1/2030	6,326,000	5,211,995
Scripps Escrow II, Inc.†(b)	5.375%	1/15/2031	15,585,000	12,147,568
Sinclair Television Group, Inc.†	8.125%	2/15/2033	4,342,000	4,527,013
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	8,089,000	7,736,845
Univision Communications, Inc.†	7.375%	6/30/2030	8,112,000	8,236,479
Univision Communications, Inc.†	9.375%	8/1/2032	5,430,000	5,768,951
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	14,178,000	12,562,112

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Virgin Media Secured Finance PLC (United Kingdom)†(e)	5.50%	5/15/2029	$10,514,000	$10,331,741
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	10,601,000	9,642,704
Total				196,053,212

Metal Fabricate-Hardware 0.33%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	7,716,000	7,873,831
Vallourec SACA (France)†(e)	7.50%	4/15/2032	3,096,000	3,300,073
Total				11,173,904

Mining 4.23%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	3,587,000	3,803,906
Alumina Pty. Ltd. (Australia)†(e)	6.125%	3/15/2030	4,583,000	4,716,273
Alumina Pty. Ltd. (Australia)†(e)	6.375%	9/15/2032	3,543,000	3,691,597
Aris Mining Corp. (Canada)†(e)	8.00%	10/31/2029	8,090,000	8,450,046
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,240,370
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	5,172,000	5,369,141
Century Aluminum Co.†	6.875%	8/1/2032	3,261,000	3,317,699
Coeur Mining, Inc.†	5.125%	2/15/2029	9,725,000	9,713,268
Compass Minerals International, Inc.†	8.00%	7/1/2030	3,367,000	3,508,431
Eldorado Gold Corp. (Canada)†(e)	6.25%	9/1/2029	10,632,000	10,693,881
Endeavour Mining PLC (United Kingdom)†(e)	7.00%	5/28/2030	3,952,000	4,091,278
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	6,420,000	6,770,070
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	6,493,000	6,821,416
Fortescue Treasury Pty. Ltd. (Australia)†(e)	4.375%	4/1/2031	2,369,000	2,287,319
Fortescue Treasury Pty. Ltd. (Australia)†(e)	5.875%	4/15/2030	2,112,000	2,183,302
Fortescue Treasury Pty. Ltd. (Australia)†(e)	6.125%	4/15/2032	6,778,000	7,081,119
Hecla Mining Co.	7.25%	2/15/2028	3,704,000	3,727,398
Hudbay Minerals, Inc. (Canada)†(e)	6.125%	4/1/2029	4,376,000	4,436,266
Ivanhoe Mines Ltd. (Canada)†(e)	7.875%	1/23/2030	6,645,000	6,824,827
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	6,228,000	6,417,834
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(c)
Navoiyuran State Enterprise (Uzbekistan)†(e)	6.70%	7/2/2030	4,820,000	4,858,929
New Gold, Inc. (Canada)†(e)	6.875%	4/1/2032	9,955,000	10,596,938
Novelis Corp.†	6.375%	8/15/2033	2,090,000	2,111,013
Novelis Corp.†	6.875%	1/30/2030	5,007,000	5,192,529
Taseko Mines Ltd. (Canada)†(e)	8.25%	5/1/2030	10,283,000	10,917,533
Total				142,822,383

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Miscellaneous Manufacturing 1.14%
Amsted Industries, Inc.†	6.375%	3/15/2033		$4,793,000	$4,975,350
Axon Enterprise, Inc.†	6.125%	3/15/2030		2,367,000	2,445,750
Axon Enterprise, Inc.†	6.25%	3/15/2033		6,599,000	6,867,790
CTEC II GmbH	5.25%	2/15/2030	EUR	5,118,000	5,472,752
Enpro, Inc.†	6.125%	6/1/2033		$7,053,000	7,303,396
LSB Industries, Inc.†	6.25%	10/15/2028		5,150,000	5,141,504
Maxam Prill SARL (Luxembourg)†(e)	7.75%	7/15/2030		6,062,000	6,196,685
Total					38,403,227

Office/Business Equipment 0.14%
Zebra Technologies Corp.†	6.50%	6/1/2032		4,637,000	4,811,629

Oil & Gas 6.55%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029		4,703,000	4,917,748
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032		2,386,000	2,442,427
Baytex Energy Corp. (Canada)†(e)	8.50%	4/30/2030		3,156,000	3,331,038
BKV Upstream Midstream LLC†	7.50%	10/15/2030		6,837,000	6,892,942
Borr IHC Ltd./Borr Finance LLC†(b)	10.375%	11/15/2030		11,046,233	10,968,821
California Resources Corp.†	7.00%	1/15/2034		1,958,000	1,954,622
Caturus Energy LLC†	8.50%	2/15/2030		7,192,000	7,426,279
Chord Energy Corp.†	6.00%	10/1/2030		3,667,000	3,699,853
CITGO Petroleum Corp.†	8.375%	1/15/2029		6,982,000	7,292,322
Civitas Resources, Inc.†	8.625%	11/1/2030		4,137,000	4,336,751
Civitas Resources, Inc.†	8.75%	7/1/2031		5,327,000	5,553,893
Civitas Resources, Inc.†	9.625%	6/15/2033		6,441,000	6,951,855
Comstock Resources, Inc.†	5.875%	1/15/2030		8,507,000	8,272,068
Crescent Energy Finance LLC†	7.375%	1/15/2033		3,529,000	3,346,857
Crescent Energy Finance LLC†	7.625%	4/1/2032		4,161,000	4,054,608
DBR Land Holdings LLC†	6.25%	12/1/2030		3,344,000	3,388,927
Global Marine, Inc.	7.00%	6/1/2028		3,383,000	3,267,792
Gulfport Energy Operating Corp.†	6.75%	9/1/2029		3,183,000	3,289,771
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		3,525,000	3,329,586
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035		6,941,000	6,608,233
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029		6,651,000	6,591,393
Long Ridge Energy LLC†	8.75%	2/15/2032		9,449,000	9,899,453
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032		3,160,000	3,250,148
Matador Resources Co.†	6.50%	4/15/2032		4,034,000	4,099,823

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%		6/30/2031		$5,488,760	$4,623,183
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		3,433,000	3,295,261
Murphy Oil Corp.	5.875%		12/1/2042		2,406,000	2,098,580
Nabors Industries, Inc.†(b)	7.625%		11/15/2032		3,477,000	3,373,502
Nabors Industries, Inc.†(b)	8.875%		8/15/2031		5,009,000	4,894,723
Noble Finance II LLC†	8.00%		4/15/2030		3,257,000	3,386,107
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		5,297,000	5,220,936
Saturn Oil & Gas, Inc. (Canada)†(e)	9.625%		6/15/2029		4,437,000	4,515,593
Sunoco LP†	6.25%		7/1/2033		4,816,000	4,949,946
Sunoco LP†	6.625%		8/15/2032		5,417,000	5,588,567
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(g)	5,551,000	5,652,250
Talos Production, Inc.†	9.375%		2/1/2031		4,764,000	5,023,433
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		4,537,000	4,462,728
Transocean International Ltd.	6.80%		3/15/2038		6,147,000	5,509,851
Transocean International Ltd.†	7.875%		10/15/2032		3,428,000	3,575,747
Transocean International Ltd.†	8.50%		5/15/2031		7,267,000	7,331,742
Transocean International Ltd.	9.35%		12/15/2041		2,031,000	1,939,257
Vermilion Energy, Inc. (Canada)†(e)	7.25%		2/15/2033		8,818,000	8,362,701
Vital Energy, Inc.†(b)	7.875%		4/15/2032		7,377,000	7,154,716
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029		4,933,000	4,992,009
Total						221,118,042

Oil & Gas Services 1.21%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%		9/1/2032		3,409,000	3,513,141
Kodiak Gas Services LLC†	6.50%		10/1/2033		3,408,000	3,478,713
Kodiak Gas Services LLC†	7.25%		2/15/2029		3,853,000	4,020,135
Oceaneering International, Inc.	6.00%		2/1/2028		5,211,000	5,294,438
SESI LLC†	7.875%		9/30/2030		3,692,000	3,676,446
Star Holding LLC†	8.75%		8/1/2031		1,733,000	1,751,667
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		3,404,000	3,436,825
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029		2,902,000	3,018,556
WBI Operating LLC†	6.25%		10/15/2030		3,512,000	3,516,109
WBI Operating LLC†	6.50%		10/15/2033		3,950,000	3,951,106
Weatherford International Ltd.†	6.75%		10/15/2033		5,187,000	5,312,178
Total						40,969,314

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Packaging & Containers 1.58%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†(h)	6.25%		1/30/2031		$3,309,000	$3,368,604
Ball Corp.	3.125%		9/15/2031		3,652,000	3,355,358
Canpack SA/Canpack U.S. LLC (Poland)†(e)	3.875%		11/15/2029		6,058,000	5,777,007
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032		3,961,000	4,000,052
Clydesdale Acquisition Holdings, Inc.†	6.875%		1/15/2030		3,525,000	3,583,374
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030		3,508,000	3,516,521
LABL, Inc.†	5.875%		11/1/2028		3,732,000	2,546,797
LABL, Inc.†	8.625%		10/1/2031		3,251,000	1,988,383
LABL, Inc.†	9.50%		11/1/2028		2,726,000	1,904,735
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		6,719,000	6,352,516
Sealed Air Corp.†	6.50%		7/15/2032		5,203,000	5,389,808
Sealed Air Corp.†	6.875%		7/15/2033		3,005,000	3,165,737
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		3,033,000	3,056,363
Trivium Packaging Finance BV (Netherlands)†(e)	8.25%		7/15/2030		5,185,000	5,463,517
Total						53,468,772

Pharmaceuticals 2.86%
1261229 BC Ltd. (Canada)†(e)	10.00%		4/15/2032		9,848,000	10,189,627
AdaptHealth LLC†	5.125%		3/1/2030		3,884,000	3,775,231
Bausch Health Cos., Inc. (Canada)†(e)	4.875%		6/1/2028		6,990,000	6,350,173
Bausch Health Cos., Inc. (Canada)†(e)	5.00%		1/30/2028		11,856,000	10,735,075
Bausch Health Cos., Inc. (Canada)†(e)	5.00%		2/15/2029		4,810,000	3,832,522
Bausch Health Cos., Inc. (Canada)†(e)	5.25%		2/15/2031		3,369,000	2,291,847
Bausch Health Cos., Inc. (Canada)†(e)	11.00%		9/30/2028		6,690,000	6,999,100
Cheplapharm Arzneimittel GmbH (Germany)†(e)	5.50%		1/15/2028		1,777,000	1,748,581
Cheplapharm Arzneimittel GmbH†	7.125%		6/15/2031	EUR	1,196,000	1,421,950
Cheplapharm Arzneimittel GmbH	7.125%		6/15/2031	EUR	4,329,000	5,146,842
Curaleaf Holdings, Inc.	8.00%		12/15/2026		$7,734,000	7,656,660
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055		14,056,000	14,793,378
Grifols SA (Spain)†(b)(e)	4.75%		10/15/2028		3,532,000	3,456,067
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029		3,781,000	3,552,940
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029		3,484,000	3,771,218
Jazz Securities DAC (Ireland)†(e)	4.375%		1/15/2029		3,499,000	3,457,169
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031		4,438,000	3,719,997
Owens & Minor, Inc.†(b)	6.625%		4/1/2030		4,260,000	2,735,628

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	4.10%		10/1/2046		$1,305,000	$993,018
Total						96,627,023

Pipelines 3.90%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		5,460,000	5,482,127
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029		4,799,000	5,008,712
Buckeye Partners LP†	6.875%		7/1/2029		4,208,000	4,386,200
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	8,710,284
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		3,291,000	3,266,621
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		5,279,000	5,312,965
Energy Transfer LP	6.75% (5 yr. CMT + 2.48%	)#	2/15/2056		3,335,000	3,320,836
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054		3,257,000	3,475,610
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029		4,397,000	4,595,818
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030		5,706,000	6,032,172
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032		8,047,000	8,443,532
Harvest Midstream I LP†	7.50%		5/15/2032		5,859,000	6,092,768
Howard Midstream Energy Partners LLC†	6.625%		1/15/2034		3,249,000	3,332,934
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		3,422,000	3,550,448
Northriver Midstream Finance LP (Canada)†(e)	6.75%		7/15/2032		3,448,000	3,514,726
Rockies Express Pipeline LLC†	6.75%		3/15/2033		4,246,000	4,460,151
Rockies Express Pipeline LLC†	6.875%		4/15/2040		3,310,000	3,458,411
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(e)	7.625% (5 yr. CMT + 3.95%	)#	3/1/2055		3,634,000	3,783,764
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.75%		3/15/2034		3,354,000	3,360,363
Transportadora de Gas del Sur SA (Argentina)†(e)	7.75%		11/20/2035		3,138,000	3,093,440
Venture Global LNG, Inc.†	8.125%		6/1/2028		4,711,000	4,828,629
Venture Global LNG, Inc.†	8.375%		6/1/2031		3,253,000	3,263,215
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(g)	1,843,000	1,570,189
Venture Global LNG, Inc.†	9.50%		2/1/2029		16,233,000	17,130,531
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		4,826,000	4,994,707
Venture Global Plaquemines LNG LLC†	7.75%		5/1/2035		6,524,000	7,272,851
Total						131,742,004

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Real Estate 1.20%
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031	$3,003,000	$3,222,249
Five Point Operating Co. LP†	8.00%	10/1/2030	6,732,000	7,034,698
Hunt Cos., Inc.†	5.25%	4/15/2029	6,823,000	6,669,989
Kennedy-Wilson, Inc.	4.75%	2/1/2030	3,870,000	3,707,847
Kennedy-Wilson, Inc.(b)	5.00%	3/1/2031	5,369,000	5,155,851
Longfor Group Holdings Ltd. (China)(e)	3.95%	9/16/2029	8,676,000	6,719,587
Newmark Group, Inc.	7.50%	1/12/2029	6,723,000	7,197,879
Shimao Group Holdings Ltd. (Hong Kong)†(e)	5.00%	7/21/2031	241,910	9,072
Sunac China Holdings Ltd. (China)†(d)(e)	6.00%	9/30/2026	460,003	71,116
Sunac China Holdings Ltd. (China)†(d)(e)	6.25%	9/30/2027	461,120	71,257
Sunac China Holdings Ltd. (China)†(d)(e)	6.50%	9/30/2027	924,478	143,294
Sunac China Holdings Ltd. (China)†(d)(e)	6.75%	9/30/2028	1,390,076	215,462
Sunac China Holdings Ltd. (China)†(d)(e)	7.00%	9/30/2029	1,393,440	215,983
Sunac China Holdings Ltd. (China)†(d)(e)	7.25%	9/30/2030	656,135	101,077
Total				40,535,361

REITS 3.19%
Apollo Commercial Real Estate Finance, Inc.†(b)	4.625%	6/15/2029	3,469,000	3,373,058
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029	5,025,000	5,277,134
Brandywine Operating Partnership LP	4.55%	10/1/2029	3,875,000	3,728,203
Brandywine Operating Partnership LP	8.875%	4/12/2029	8,062,000	8,738,482
Diversified Healthcare Trust†	7.25%	10/15/2030	6,776,000	6,896,342
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%	9/30/2030	3,529,000	3,569,499
Hudson Pacific Properties LP(b)	3.25%	1/15/2030	4,129,000	3,480,648
Iron Mountain, Inc.†	4.50%	2/15/2031	3,419,000	3,275,322
Iron Mountain, Inc.†	5.25%	7/15/2030	7,169,000	7,112,398
Iron Mountain, Inc.†	5.625%	7/15/2032	17,979,000	17,892,579
Iron Mountain, Inc.†	6.25%	1/15/2033	3,895,000	3,985,785
Millrose Properties, Inc.†	6.25%	9/15/2032	5,028,000	5,089,070
Millrose Properties, Inc.†	6.375%	8/1/2030	3,330,000	3,399,540
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030	3,216,000	3,289,450
Piedmont Operating Partnership LP	6.875%	7/15/2029	5,430,000	5,772,938
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	4,105,000	4,268,822
Starwood Property Trust, Inc.†	6.00%	4/15/2030	3,508,000	3,615,040
Starwood Property Trust, Inc.†	6.50%	10/15/2030	6,884,000	7,193,188
Vornado Realty LP	3.40%	6/1/2031	8,681,000	7,857,749
Total				107,815,247

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail 4.32%
Advance Auto Parts, Inc.	3.50%	3/15/2032		$717,000	$619,311
Advance Auto Parts, Inc.†	7.375%	8/1/2033		9,996,000	10,191,272
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,787,121
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(b)	5.125%	4/15/2029		5,817,000	5,219,819
Carvana Co.†	9.00%	6/1/2030		2,983,335	3,130,733
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	3,323,000	4,619,895
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,235,177
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,694,949
Dutch Lion BV†(d)	11.25%	6/15/2020	EUR	9,152,880	–	(c)
Eroski S Coop(h)	5.75%	5/15/2031	EUR	1,700,000	2,030,377
Eroski S Coop†(h)	5.75%	5/15/2031	EUR	1,196,000	1,428,430
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.†	6.75%	1/15/2030		$3,530,000	3,294,852
FirstCash, Inc.†	5.625%	1/1/2030		3,653,000	3,678,790
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	11.50%	8/15/2029		3,472,000	3,579,026
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†(d)	7.00%	8/15/2028		8,318,000	4,492,261
Group 1 Automotive, Inc.†	6.375%	1/15/2030		3,763,000	3,872,740
LBM Acquisition LLC†(b)	6.25%	1/15/2029		7,689,000	6,883,992
LBM Acquisition LLC†	9.50%	6/15/2031		3,702,000	3,820,353
LCM Investments Holdings II LLC†	4.875%	5/1/2029		3,540,000	3,488,307
Macy’s Retail Holdings LLC†	6.70%	7/15/2034		5,545,000	5,229,819
Michaels Cos., Inc.†	5.25%	5/1/2028		6,258,000	5,928,004
Park River Holdings, Inc.†	8.00%	3/15/2031		5,742,000	5,936,637
Park River Holdings, Inc.†(b)	8.75%	12/31/2030		5,454,274	5,304,281
PetSmart LLC/PetSmart Finance Corp.†	10.00%	9/15/2033		3,335,000	3,418,445
Punch Finance PLC†	7.875%	12/30/2030	GBP	3,214,000	4,333,863
QXO Building Products, Inc.†	6.75%	4/30/2032		$6,575,000	6,882,815
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		3,329,000	3,295,320
Staples, Inc.†	10.75%	9/1/2029		5,569,000	5,501,286
Staples, Inc.†	12.75%	1/15/2030		4,478,000	3,551,920
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	4,560,000	5,958,102
Victoria’s Secret & Co.†	4.625%	7/15/2029		$5,751,000	5,572,138
Victra Holdings LLC/Victra Finance Corp.†(b)	8.75%	9/15/2029		3,542,000	3,753,946
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	5,454,000	6,457,487
White Cap Supply Holdings LLC†	7.375%	11/15/2030		$3,389,000	3,459,025
Total					145,650,493

See Notes to Financial Statements.	115

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(d)	6.875%	6/15/2011	$10,000,000	$–	(c)

Semiconductors 0.44%
Amkor Technology, Inc.†	5.875%	10/1/2033	5,193,000	5,293,069
Kioxia Holdings Corp. (Japan)†(e)	6.625%	7/24/2033	9,215,000	9,592,806
Total				14,885,875

Software 1.56%
Capstone Borrower, Inc.†	8.00%	6/15/2030	3,503,000	3,575,076
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029	5,712,000	4,874,860
Cloud Software Group, Inc.†	8.25%	6/30/2032	4,653,000	4,909,883
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,567,000	3,683,152
CoreWeave, Inc.†	9.00%	2/1/2031	8,411,000	7,621,578
Fair Isaac Corp.†	6.00%	5/15/2033	5,487,000	5,653,531
Oracle Corp.	5.20%	9/26/2035	3,443,000	3,375,617
ROBLOX Corp.†	3.875%	5/1/2030	3,490,000	3,339,611
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	14,645,000	15,445,877
Total				52,479,185

Telecommunications 4.17%
Altice France SA (France)†(e)	6.50%	4/15/2032	14,766,667	14,382,058
Altice France SA (France)†(e)	6.875%	10/15/2030	5,542,408	5,467,213
Altice France SA (France)†(e)	9.50%	11/1/2029	3,210,276	3,297,509
Cipher Compute LLC†	7.125%	11/15/2030	11,784,000	11,986,565
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(e)	9.00%	9/15/2029	1,603,000	1,704,391
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(e)	8.625%	8/1/2032	3,358,000	3,440,331
EchoStar Corp.	6.75%	11/30/2030	8,260,372	8,586,326
Fibercop SpA (Italy)†(e)	6.375%	11/15/2033	7,485,000	7,367,434
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,563,000	1,475,418
Hughes Satellite Systems Corp.	6.625%	8/1/2026	10,472,000	9,131,992
Iliad Holding SAS (France)†(e)	8.50%	4/15/2031	3,644,000	3,917,224
Level 3 Financing, Inc.†	3.625%	1/15/2029	10,862,000	9,834,020
Level 3 Financing, Inc.†	3.75%	7/15/2029	2,985,000	2,652,247
Level 3 Financing, Inc.†	4.25%	7/1/2028	2,517,000	2,391,150
Lumen Technologies, Inc.†	4.50%	1/15/2029	11,906,000	11,043,887
Lumen Technologies, Inc.†	5.375%	6/15/2029	6,624,000	6,162,837
Lumen Technologies, Inc.	7.60%	9/15/2039	1,867,000	1,815,658

116	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc.	7.65%		3/15/2042			$1,867,000	$1,789,921
Qwest Capital Funding, Inc.	7.75%		2/15/2031			599,000	540,544
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(e)	9.625%		2/11/2027			4,170,228	4,045,444
Viasat, Inc.†	7.50%		5/30/2031			12,818,000	12,168,305
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%		7/15/2031			4,532,000	4,186,080
WULF Compute LLC†	7.75%		10/15/2030			9,862,000	10,204,413
Zegona Finance PLC (United Kingdom)†(e)	8.625%		7/15/2029			3,069,000	3,260,583
Total							140,851,550

Transportation 1.67%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			7,605,000	7,077,317
Danaos Corp. (Greece)†(e)	6.875%		10/15/2032			4,868,000	4,958,876
Genesee & Wyoming, Inc.†	6.25%		4/15/2032			3,330,000	3,428,312
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(g)	GBP	2,976,000	2,144,315
Ocado Group PLC	10.50%		8/8/2029		GBP	528,000	664,520
Ocado Group PLC†	10.50%		8/8/2029		GBP	2,591,000	3,260,931
Rand Parent LLC†	8.50%		2/15/2030			$11,451,000	11,827,921
Seaspan Corp. (Hong Kong)†(e)	5.50%		8/1/2029			9,594,000	9,161,842
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,621,646
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			4,245,000	4,449,562
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,632,245
Total							56,227,487

Trucking & Leasing 0.52%
FTAI Aviation Investors LLC†	7.00%		5/1/2031			9,494,000	9,967,276
FTAI Aviation Investors LLC†	7.875%		12/1/2030			7,148,000	7,620,418
Total							17,587,694

Water 0.12%
Aegea Finance SARL (Luxembourg)†(b)(e)	7.625%		1/20/2036			4,290,000	4,072,870
Total Corporate Bonds (cost $3,116,065,616)							3,153,694,625

FLOATING RATE LOANS(k) 3.79%

Aerospace/Defense 0.48%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%		3/6/2028			6,881,096	16,170,577

See Notes to Financial Statements.	117

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals 0.06%
INEOS Styrolution Group GmbH 2020 EUR Term Loan(e)	–	(l)	1/29/2027	EUR	1,696,240	$1,897,868

Commercial Services 0.26%
Crash Champions LLC 2024 Term Loan B	8.572% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		$5,420,931	5,174,713
Spin Holdco, Inc. 2021 Term Loan	8.393% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		4,230,217	3,477,238
Total						8,651,951

Computers 0.33%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		3,532,000	3,505,881
X Corp. Term Loan	10.34% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029		7,913,287	7,718,422
Total						11,224,303

Cosmetics/Personal Care 0.07%
Conair Holdings LLC Term Loan B	7.78% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028		4,542,467	2,325,176

Electric 0.39%
Astoria Energy LLC 2025 Term Loan B	6.666% - 6.75% (1 mo. USD Term SOFR + 2.75% (3 mo. USD Term SOFR + 2.75%	) )	6/23/2032		3,189,477	3,215,391
Kestrel Acquisition LLC 2025 Term Loan	7.002% (1 mo. USD Term SOFR + 3.00%	)	11/6/2031		5,882,000	5,896,705
Lackawanna Energy Center LLC 2025 Term Loan B	7.006% (1 mo. USD Term SOFR + 3.00%	)	8/5/2032		3,932,922	3,961,200
Total						13,073,296

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.763% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		1,196,824	1,160,919

Energy: Alternate Sources 0.12%
Bayonne Energy Center LLC Term Loan B	6.985% (3 mo. USD Term SOFR + 3.00%	)	10/1/2032		3,916,000	3,931,488

Health Care Products 0.04%
Argent Finco LLC Term Loan B	–	(l)	11/19/2032		1,344,000	1,349,040

Health Care Services 0.17%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.34% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029		5,146,257	4,882,511

118	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Services (continued)
New WPCC Parent LLC Term Loan	13.416% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030		$908,944	$858,952
Total						5,741,463

Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.502% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030		1,351,734	1,356,235

Internet 0.10%
Anastasia Parent LLC 2018 Term Loan B	–	(l)	9/17/2026		3,813,704	3,317,922

Leisure Time 0.16%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	7.03% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030		5,385,894	5,393,488

Media 0.44%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.402% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		6,634,867	6,104,111
Sinclair Television Group, Inc. 2025 Term Loan B7	8.116% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		9,691,883	8,880,188
Total						14,984,299

Metal Fabricate/Hardware 0.14%
Tank Holding Corp. 2022 Term Loan	9.766% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		5,183,671	4,855,156

Miscellaneous Manufacture 0.10%
Rohm Holding GmbH 2024 EUR PIK Term Loan B 6.83%	0.25% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	3,200,000	3,525,737

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(l)	12/31/2025		$545,977	–	(c)

Pharmaceuticals 0.28%
Organon & Co. 2024 USD Term Loan	–	(l)	5/19/2031		3,759,000	3,632,134
Paradigm Parent LLC 1st Lien Term Loan	8.382% (3 mo. USD Term SOFR + 4.50%	)	4/16/2032		6,712,000	5,815,679
Total						9,447,813

See Notes to Financial Statements.	119

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Retail 0.11%
RVR Dealership Holdings LLC Term Loan B	7.74% (3 mo. USD Term SOFR + 3.75%	)	2/8/2028	$3,935,000	$3,815,848

Software 0.09%
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.824% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	7,510,748	3,106,521

Telecommunications 0.13%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.234% - 9.24% (1 mo. USD Term SOFR + 5.25% (3 mo. USD Term SOFR + 5.25%	) )	11/29/2030	4,407,000	4,368,439

Transportation 0.06%
Gategroup Finance Luxembourg SA USD Term Loan B (Luxembourg)(e)	8.234% (1 mo. USD Term SOFR + 4.25%	)	6/10/2032	1,909,405	1,921,730

Utilities 0.19%
EFS Cogen Holdings I LLC 2025 Term Loan B	7.002% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031	4,568,831	4,611,664
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.73% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	1,647,521	1,658,337
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.73% (3 mo. USD Term SOFR + 2.75%	)	5/17/2032	97,425	98,064
Total					6,368,065
Total Floating Rate Loans (cost $121,921,506)					127,987,334

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.29%
Merrill Lynch Mortgage Trust Series 2006-C1(f)	Zero Coupon			10,500,000	–
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	9,340,000	9,888,099
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,340,000)					9,888,099

	Dividend Rate			Shares

PREFERRED STOCKS 0.19%

Transportation Infrastructure 0.19%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon			102,014	6,222,854

120	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Investments	Exercise Rate	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $196,861)	$3.50	12/31/2099	56,246	$68,564
Total Long-Term Investments (cost $3,290,960,619)				3,312,280,705

			Principal Amount‡

SHORT-TERM INVESTMENTS 3.67%

REPURCHASE AGREEMENTS 0.47%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $12,147,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $16,156,467; proceeds: $15,844,054 (cost $15,839,434)			$15,839,434	15,839,434

Time Deposits 0.32%
CitiBank N.A.(m) (cost $10,805,671)			10,805,671	10,805,671

			Shares

MONEY MARKET FUNDS 2.88%
Fidelity Government Portfolio(m) (cost $97,251,036)			97,251,036	97,251,036
Total Short-Term Investments (cost $123,896,141)				123,896,141
Total Investments in Securities 101.79% (cost $3,414,856,760)				3,436,176,846
Other Assets and Liabilities – Net(n) (1.79)%				(60,366,300)
Net Assets 100.00%				$3,375,810,546

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $2,663,636,485, which represents 78.90% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	121

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(d)	Defaulted (non-income producing security).
(e)	Foreign security traded in U.S. dollars.
(f)	Security has been deemed worthless.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Securities purchased on a when-issued basis (See Note 2(l)).
(i)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(l)	Interest Rate to be determined.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S44(4)	Bank of America	5.00%	6/20/2030	$44,250,000	$2,620,651	$826,718	$3,447,369

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $826,718. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at November 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	2/6/2026	2,462,000	$3,239,331	$3,258,880	$19,549
British pound	Buy	Morgan Stanley	2/6/2026	1,084,000	1,434,369	1,434,861	492
Euro	Buy	Morgan Stanley	3/6/2026	527,000	610,074	614,460	4,386
British pound	Sell	State Street Bank And Trust	2/6/2026	55,020,000	73,666,718	72,828,435	838,283
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$862,710

122	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank And Trust	2/6/2026	4,072,000	$5,449,258	$5,389,992	$(59,266)
Euro	Sell	Morgan Stanley	3/6/2026	1,196,000	1,386,102	1,394,487	(8,385)
Euro	Sell	Morgan Stanley	3/6/2026	6,407,000	7,440,596	7,470,298	(29,702)
Euro	Sell	Morgan Stanley	3/6/2026	1,738,000	2,018,554	2,026,436	(7,882)
Euro	Sell	Morgan Stanley	3/6/2026	2,621,000	3,049,894	3,055,978	(6,084)
Euro	Sell	State Street Bank And Trust	3/6/2026	39,116,000	45,337,400	45,607,643	(270,243)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(381,562)

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2026	968	Long	$111,991,700	$112,484,625	$492,925
U.S. 2-Year Treasury Note	March 2026	1,700	Long	355,013,538	355,060,939	47,401
U.S. Long Bond	March 2026	74	Long	8,643,339	8,690,375	47,036
U.S. Ultra Treasury Bond	March 2026	210	Long	25,155,434	25,396,875	241,441
Total Unrealized Appreciation on Futures Contracts						$828,803

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	380	Short	$(41,640,042)	$(41,710,937)	$(70,895)

See Notes to Financial Statements.	123

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Ground Transportation	$1,523,058	$–	$–	$1,523,058
Specialty Retail	–	375,301	0	375,301
Remaining Industries	–	11,438,770	–	11,438,770
Convertible Bonds	–	1,082,100	–	1,082,100
Corporate Bonds
Entertainment	–	99,883,090	5,025,247	104,908,337
Savings & Loans	–	–	0	0
Remaining Industries	–	3,048,786,288	–	3,048,786,288
Floating Rate Loans	–	127,987,334	–	127,987,334
Non-Agency Commercial Mortgage-Backed Securities	–	9,888,099	–	9,888,099
Preferred Stocks	–	6,222,854	–	6,222,854
Warrants	–	68,564	–	68,564
Short-Term Investments
Repurchase Agreements	–	15,839,434	–	15,839,434
Time Deposits	–	10,805,671	–	10,805,671
Money Market Funds	97,251,036	–	–	97,251,036
Total	$98,774,094	$3,332,377,505	$5,025,247	$3,436,176,846
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$3,447,369	$–	$3,447,369
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	862,710	–	862,710
Liabilities	–	(381,562)	–	(381,562)
Futures Contracts
Assets	828,803	–	–	828,803
Liabilities	(70,895)	–	–	(70,895)
Total	$757,908	$3,928,517	$–	$4,686,425

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

124	See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.70%

ASSET-BACKED SECURITIES 12.42%

Automobiles 0.95%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,615,641
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	15,075,000	15,246,071
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	3,590,000	3,928,430
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,436,379
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	4,025,000	4,131,438
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	6.342% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	6,725,000	6,731,933
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	4,973,904	4,983,773
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,750,000	3,026,173
Total					58,099,838

Credit Card 0.67%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,142,477
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,562,500	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	11,290,000	11,358,609
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	8,025,000	8,079,623
Total					41,143,209

Other 10.80%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.06% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	15,780,000	15,795,733
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,894,988
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,188,198
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	12,850,000	12,883,138
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	9,250,000	9,309,570

See Notes to Financial Statements.	125

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
AMMC CLO 25 Ltd. Series 2022-25A Class BR2†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	10/15/2038	$8,700,000	$8,714,259
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	1/20/2037	12,000,000	12,006,720
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.415% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	5,500,000	5,505,247
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class B†	5.771% (3 mo. USD Term SOFR + 1.70%	)#	10/25/2038	6,800,000	6,822,304
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.168% (3 mo. USD Term SOFR + 1.31%	)#	1/25/2038	4,500,000	4,510,980
Birch Grove CLO 6 Ltd. Series 2023-6A Class A2R†	6.021% (3 mo. USD Term SOFR + 1.65%	)#	7/20/2038	7,500,000	7,500,908
Birch Grove CLO Ltd. Series 19A Class A2RR†	5.682% (3 mo. USD Term SOFR + 1.80%	)#	7/17/2037	10,000,000	10,021,090
Brant Point CLO Ltd. Series 2023-1A Class A2R†	5.558% (3 mo. USD Term SOFR + 1.70%	)#	7/26/2038	11,400,000	11,414,888
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	6,525,000	6,525,660
Canyon CLO Ltd. Series 2020-1A Class BR2†	5.555% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	5,000,000	5,002,630
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	1/20/2032	6,200,000	6,205,623
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	14,650,000	14,704,615
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	5.905% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	8,200,000	8,229,184
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.708% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	12,500,000	12,491,775
CBAMR Ltd. Series 2021-14A Class BR†	5.606% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	5,500,000	5,522,055
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	14,265,000	14,367,426

126	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
CIFC Funding Ltd. Series 2019-7A Class BR†	5.741% (3 mo. USD Term SOFR + 1.65%	)#	10/19/2038	$16,000,000	$16,072,224
Clover CLO LLC Series 2018-1A Class A2RR†	5.614% (3 mo. USD Term SOFR + 1.73%	)#	4/20/2037	9,330,000	9,336,615
CQS U.S. CLO Ltd. Series 2021-1A Class BR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2035	7,125,000	7,114,270
CTM CLO Ltd. Series 2025-1A Class A2†	6.085% (3 mo. USD Term SOFR + 1.75%	)#	7/15/2038	4,000,000	4,000,484
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	6,775,000	6,828,734
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	2,863,750	2,984,141
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	4,730,000	4,758,528
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	4/15/2036	8,310,000	8,319,939
Dryden 130 CLO Ltd. Series 2025-130A Class B†	5.994% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	10,500,000	10,528,801
Eldridge CLO Ltd. Series 2025-1A Class B†	5.57% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	6,000,000	6,004,980
Generate CLO 13 Ltd. Series 2023-13A Class A1†	5.67% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2037	17,050,000	17,104,236
Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A Class BR†	5.883% (3 mo. USD Term SOFR + 1.65%	)#	10/25/2037	10,000,000	10,024,640
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	14,225,000	14,612,869
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A3†	5.02%		6/25/2060	7,500,000	7,627,943
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.682% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	12,700,000	12,706,350
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	6.044% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	8,170,000	8,186,463
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	5,914,800	5,876,145

See Notes to Financial Statements.	127

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.51% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035	$23,850,000	$23,875,305
KKR CLO 15 Ltd. Series 15 Class BR2†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	9,620,000	9,629,543
KKR CLO 18 Ltd. Series 18 Class CR2†	5.991% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2035	8,800,000	8,807,770
KKR CLO 42 Ltd. Series 42A Class BR†	5.534% (3 mo. USD Term SOFR + 1.65%	)#	7/20/2034	9,000,000	9,015,957
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.734% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	5,700,000	5,718,713
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.225% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,009,976
LCM 34 Ltd. Series 34A Class BR†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	10/20/2034	4,200,000	4,200,525
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	5.558% (3 mo. USD Term SOFR + 1.70%	)#	7/27/2034	12,470,000	12,475,873
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	5.808% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	2,400,000	2,408,129
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	5.644% (3 mo. USD Term SOFR + 1.75%	)#	7/16/2038	11,800,000	11,850,315
New Mountain CLO 3 Ltd. Series CLO-3A Class BR†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	10/20/2038	6,000,000	6,016,242
Oaktree CLO Ltd. Series 2023-2A Class BR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	12,600,000	12,637,775
OCP CLO Ltd. Series 2024-31A Class B1†	5.884% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	14,400,000	14,448,701
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	8,031,697	8,069,072
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	6,015,104
Pikes Peak CLO 9 Series 2021-9A Class BR†	5.558% (3 mo. USD Term SOFR + 1.70%	)#	10/27/2038	10,650,000	10,664,622
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	20,000,000	20,017,340
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.225% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	8,950,000	8,971,999

128	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta XXII Funding Ltd. Series 2022-2A Class BR†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2035	$11,000,000	$11,010,681
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	5.858% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	6,070,000	6,089,266
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	5,000,000	5,156,948
RR 12 Ltd. Series 2020-12A Class A2R3†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2036	13,149,000	13,161,873
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.344% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	10,000,000	10,007,280
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	10,775,992	10,674,454
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	848,151	870,230
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	2,126,530	2,160,169
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	2,539,197	2,568,220
Signal Peak CLO 5 Ltd. Series 2018-5A Class A2R†	5.608% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	24,000,000	24,051,888
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,566,828	1,633,550
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	12,386,153	12,575,520
TICP CLO VII Ltd. Series 2017-7A Class BR2†	5.805% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	16,250,000	16,269,744
Trinitas CLO XVI Ltd. Series 2021-16A Class B1R†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2034	9,000,000	9,007,092
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	3,953,333	3,988,411
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.534% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	11,050,000	11,054,895
Wellfleet CLO Ltd. Series 2021-2A Class BR†	5.655% (3 mo. USD Term SOFR + 1.75%	)#	7/15/2034	4,500,000	4,502,408
Total					664,319,943
Total Asset-Backed Securities (cost $760,261,652)					763,562,990

See Notes to Financial Statements.	129

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.18%

Equity Real Estate 0.18%
Redfin Corp. (cost $11,401,717)	0.50%	4/1/2027	$12,174,000	$11,419,212

CORPORATE BONDS 67.60%

Aerospace/Defense 1.24%
Boeing Co.	5.805%	5/1/2050	10,000,000	9,967,812
Boeing Co.	6.858%	5/1/2054	16,000,000	18,247,694
Boeing Co.	8.625%	11/15/2031	5,000,000	5,950,943
Bombardier, Inc. (Canada)†(b)	7.25%	7/1/2031	9,000,000	9,597,807
Czechoslovak Group AS (Czechia)†(b)	6.50%	1/10/2031	10,000,000	10,304,285
Hexcel Corp.	5.875%	2/26/2035	9,591,000	10,145,004
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	1,000,000	1,051,421
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	10,000,000	10,968,619
Total				76,233,585

Agriculture 1.58%
BAT Capital Corp.	7.75%	10/19/2032	40,031,000	47,057,891
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%	7/1/2034	29,203,000	30,628,448
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	17,050,000	19,257,077
Total				96,943,416

Airlines 0.30%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%	10/20/2031	18,414,000	18,477,969

Auto Manufacturers 1.41%
Ford Motor Credit Co. LLC	2.90%	2/10/2029	13,202,000	12,351,139
Ford Motor Credit Co. LLC	5.303%	9/6/2029	3,426,000	3,443,378
Ford Motor Credit Co. LLC	6.054%	11/5/2031	6,418,000	6,574,648
Ford Motor Credit Co. LLC	7.35%	11/4/2027	17,000,000	17,755,019
General Motors Financial Co., Inc.	4.90%	10/6/2029	20,000,000	20,333,551
General Motors Financial Co., Inc.	5.60%	6/18/2031	9,031,000	9,428,242
General Motors Financial Co., Inc.	5.75%	2/8/2031	7,000,000	7,372,969
Nissan Motor Acceptance Co. LLC†	1.85%	9/16/2026	10,000,000	9,725,966
Total				86,984,912

Auto Parts & Equipment 0.24%
ZF North America Capital, Inc.†	6.75%	4/23/2030	15,000,000	14,606,838

130	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks 8.98%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$8,600,000	$7,894,150
AIB Group PLC (Ireland)†(b)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,276,000	5,613,122
Banco de Credito del Peru SA (Peru)†(b)(c)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037		12,000,000	12,048,020
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		16,101,000	14,827,209
Bank of Nova Scotia (Canada)(b)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		10,000,000	10,717,150
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	10,023,183
Barclays PLC (United Kingdom)(b)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%	)#	–	(d)	10,000,000	11,302,010
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		7,750,000	8,024,519
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		18,755,000	17,071,308
Citigroup, Inc.	5.174% (SOFR + 1.49%	)#	9/11/2036		7,784,000	7,946,682
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		10,673,000	11,165,851
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		13,454,000	14,379,369
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032		8,267,000	8,673,327
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		2,615,000	2,725,206
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		22,278,000	24,546,770
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035		5,200,000	5,194,303
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		19,203,000	19,653,118
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		18,105,000	16,284,549
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%	)#	10/23/2035		25,000,000	25,397,893
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,909,000	1,992,388
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		4,014,000	3,829,344
Intesa Sanpaolo SpA (Italy)†(b)	7.80%		11/28/2053		6,000,000	7,459,624

See Notes to Financial Statements.	131

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033		$7,000,000	$8,297,114
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036		6,850,000	7,170,292
KeyBank NA	5.00%		1/26/2033		7,000,000	7,093,343
KeyCorp(c)	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(d)	7,306,000	7,300,425
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035		8,042,000	8,778,191
M&T Bank Corp.(c)	6.082% (SOFR + 2.26%	)#	3/13/2032		9,788,000	10,417,799
Morgan Stanley	4.892% (SOFR + 1.31%	)#	10/22/2036		6,776,000	6,800,600
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		5,000,000	5,126,789
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035		15,492,000	16,094,643
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034		9,940,000	10,422,800
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033		12,996,000	14,358,539
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%	)#	7/21/2036		8,613,000	8,925,812
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035		6,740,000	7,027,628
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%	)#	10/20/2034		10,000,000	11,374,066
Santander U.K. Group Holdings PLC (United Kingdom)(b)	5.136% (SOFR + 1.58%	)#	9/22/2036		5,000,000	5,000,839
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031		8,000,000	7,882,613
Toronto-Dominion Bank (Canada)(b)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		13,554,000	14,296,339
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034		4,571,000	4,876,706
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		11,165,000	11,313,255
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		23,841,000	25,355,175
UBS Group AG (Switzerland)†(b)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		7,700,000	6,928,606

132	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	5.58% (SOFR + 1.76%	)#	5/9/2036		$14,443,000	$15,156,426
UBS Group AG (Switzerland)†(b)(c)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%	)#	–	(d)	7,500,000	8,063,602
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		15,478,000	14,546,909
Wells Fargo & Co.	5.211% (SOFR + 1.38%	)#	12/3/2035		30,000,000	30,994,069
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		10,000,000	11,185,994
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		21,500,000	20,628,820
Total						552,186,489

Beverages 0.40%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		15,104,000	15,342,369
Bacardi-Martini BV (Netherlands)†(b)	6.00%		2/1/2035		8,743,000	9,146,145
Total						24,488,514

Biotechnology 1.00%
Baxalta, Inc.	5.25%		6/23/2045		8,679,000	8,460,301
Biocon Biologics Global PLC (United Kingdom)†(b)	6.67%		10/9/2029		15,000,000	14,785,296
Genmab AS/Genmab Finance LLC (Denmark)†(b)(e)	6.25%		12/15/2032		8,942,000	9,200,478
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		17,385,000	10,955,709
Royalty Pharma PLC	3.35%		9/2/2051		26,400,000	17,885,542
Total						61,287,326

Chemicals 0.66%
Celanese U.S. Holdings LLC	6.85%		11/15/2028		15,000,000	15,517,470
OCP SA (Malaysia)†(b)	7.50%		5/2/2054		15,000,000	16,660,744
Rain Carbon, Inc.†(c)	12.25%		9/1/2029		8,000,000	8,265,088
Total						40,443,302

Coal 0.16%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029		9,464,000	10,017,133

Commercial Services 1.80%
Block, Inc.†	6.00%		8/15/2033		10,000,000	10,285,164
Global Payments, Inc.	5.20%		11/15/2032		12,172,000	12,217,513
Global Payments, Inc.	5.55%		11/15/2035		12,970,000	12,966,387
GXO Logistics, Inc.	6.50%		5/6/2034		19,727,000	21,243,874

See Notes to Financial Statements.	133

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	$13,302,000	$13,842,211
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	6.75%		8/15/2032	8,000,000	8,327,896
Sotheby’s†	7.375%		10/15/2027	18,000,000	17,931,864
UL Solutions, Inc.	6.50%		10/20/2028	13,000,000	13,741,450
Total					110,556,359

Computers 0.18%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	11,600,000	11,128,219

Diversified Financial Services 4.76%
AG Issuer LLC†	6.25%		3/1/2028	10,000,000	10,040,860
Aircastle Ltd.†	2.85%		1/26/2028	11,469,000	11,137,643
Aircastle Ltd.†	6.50%		7/18/2028	21,115,000	22,188,527
Aircastle Ltd./Aircastle Ireland DAC†	5.75%		10/1/2031	10,000,000	10,457,876
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	12,746,000	12,835,603
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	13,594,000	14,333,668
Azorra Finance Ltd. (Cayman Islands)†(b)	7.75%		4/15/2030	6,000,000	6,338,598
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	4,200,000	4,292,963
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%	)#	6/15/2035	5,000,000	5,129,590
Brookfield Asset Management Ltd.	6.077%		9/15/2055	4,284,000	4,420,610
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	18,895,000	19,937,517
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	12,315,000	12,920,834
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027	4,683,000	4,798,389
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028	8,000,000	8,481,488
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	20,000,000	21,084,660
Jefferson Capital Holdings LLC†	9.50%		2/15/2029	10,000,000	10,593,690
LPL Holdings, Inc.†	4.375%		5/15/2031	30,862,000	30,080,806
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%		3/17/2030	4,438,000	4,504,646
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031	9,087,000	9,748,891
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	6,000,000	6,056,439
Navient Corp.	11.50%		3/15/2031	7,500,000	8,387,355
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,094,999
Nuveen LLC†	5.85%		4/15/2034	7,712,000	8,173,008
Rocket Cos., Inc.†	6.125%		8/1/2030	10,000,000	10,388,420
Rocket Cos., Inc.†	7.125%		2/1/2032	10,000,000	10,525,620

134	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	$13,785,000	$13,898,841
Synchrony Financial	6.00% (SOFR + 2.07%	)#	7/29/2036	5,000,000	5,143,795
Total					292,995,336

Electric 6.71%
AEP Texas, Inc.	5.85%		10/15/2055	15,000,000	14,981,842
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056	13,521,000	13,436,463
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	7,115,382
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	19,402,000	20,386,417
Constellation Energy Generation LLC	6.25%		10/1/2039	15,209,000	16,680,176
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	9,087,068
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%	)#	2/15/2056	8,539,000	8,643,536
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	4,145,000	4,326,605
Duke Energy Corp.	3.30%		6/15/2041	10,000,000	7,810,840
Duke Energy Progress LLC	4.10%		3/15/2043	10,000,000	8,612,270
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	13,056,543
Electricite de France SA (France)(b)	4.50%		12/4/2069	11,200,000	8,098,659
Electricite de France SA (France)(b)	4.50%		12/4/2069	5,600,000	4,049,329
Emera, Inc. (Canada)(b)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	19,420,000	19,578,894
Entergy Louisiana LLC	5.80%		3/15/2055	6,483,000	6,675,183
Entergy Mississippi LLC	5.80%		4/15/2055	11,809,000	12,163,352
Evergy Kansas Central, Inc.	5.25%		3/15/2035	11,715,000	12,027,595
Evergy Missouri West, Inc.†	5.25%		12/15/2035	10,675,000	10,845,035
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	11,062,509
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,597,659
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	12,075,455
Kentucky Utilities Co.	5.85%		8/15/2055	8,495,000	8,771,117
Liberty Utilities Co.†	5.869%		1/31/2034	14,328,000	15,085,274
Monongahela Power Co.†	5.85%		2/15/2034	3,742,000	3,995,777
NRG Energy, Inc.†	5.407%		10/15/2035	6,410,000	6,422,250
Oglethorpe Power Corp.	5.90%		2/1/2055	15,659,000	15,823,545
Oglethorpe Power Corp.	5.95%		11/1/2039	9,896,000	10,648,125
Oglethorpe Power Corp.	6.20%		12/1/2053	10,569,000	11,113,008
Pacific Gas & Electric Co.	4.55%		7/1/2030	24,339,000	24,266,049
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,680,000	7,126,604

See Notes to Financial Statements.	135

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	6.70%	4/1/2053	$4,523,000	$4,871,549
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,606,360
PSEG Power LLC†	5.75%	5/15/2035	4,586,000	4,815,758
Puget Energy, Inc.	4.10%	6/15/2030	11,091,000	10,873,236
Puget Energy, Inc.	5.725%	3/15/2035	5,500,000	5,686,856
System Energy Resources, Inc.	5.30%	12/15/2034	14,000,000	14,236,851
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	9,726,731
Vistra Operations Co. LLC†	5.70%	12/30/2034	13,364,000	13,817,735
Xcel Energy, Inc.	5.60%	4/15/2035	7,853,000	8,183,508
Total				412,381,145

Electronics 0.69%
Flex Ltd.	5.375%	11/13/2035	7,906,000	7,947,504
Hubbell, Inc.	4.80%	11/15/2035	8,828,000	8,844,744
Vontier Corp.	2.95%	4/1/2031	28,000,000	25,641,443
Total				42,433,691

Engineering & Construction 0.34%
IRB Infrastructure Developers Ltd. (India)†(b)	7.11%	3/11/2032	9,128,000	9,439,053
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,516,563
Total				20,955,616

Entertainment 0.23%
Six Flags Entertainment Corp.†	5.50%	4/15/2027	7,000,000	6,914,798
Warnermedia Holdings, Inc.	4.279%	3/15/2032	8,000,000	7,320,000
Total				14,234,798

Food 1.16%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,299,000	1,299,469
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.50%	3/31/2031	10,000,000	10,149,160
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.625%	1/15/2032	21,345,000	20,025,952
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.75%	4/1/2033	16,505,000	17,307,473
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	9,333,000	9,520,283
Pilgrim’s Pride Corp.	3.50%	3/1/2032	7,587,000	7,024,767
Pilgrim’s Pride Corp.	4.25%	4/15/2031	6,306,000	6,156,822
Total				71,483,926

136	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.62%
National Fuel Gas Co.	2.95%		3/1/2031	$8,831,000	$8,078,138
National Fuel Gas Co.	5.95%		3/15/2035	15,579,000	16,415,632
Southern Co. Gas Capital Corp.	5.10%		9/15/2035	8,559,000	8,675,510
Spire, Inc.	6.45% (5 yr. CMT + 2.33%	)#	6/1/2056	5,000,000	5,006,870
Total					38,176,150

Health Care-Products 1.91%
180 Medical, Inc.†	5.30%		10/8/2035	9,979,000	9,966,809
Baxter International, Inc.	2.539%		2/1/2032	18,475,000	16,154,890
Baxter International, Inc.(e)	5.65%		12/15/2035	35,000,000	35,684,139
Solventum Corp.	5.90%		4/30/2054	19,484,000	20,012,722
VSP Optical Group, Inc.†	5.45%		12/1/2035	35,000,000	35,552,919
Total					117,371,479

Health Care-Services 2.94%
Adventist Health System	5.757%		12/1/2034	20,000,000	20,864,698
Centene Corp.	3.375%		2/15/2030	21,109,000	19,418,948
Centene Corp.	4.25%		12/15/2027	12,373,000	12,230,719
Cigna Group	6.125%		11/15/2041	12,169,000	13,045,249
CommonSpirit Health	4.35%		11/1/2042	10,000,000	8,735,584
CommonSpirit Health	5.318%		12/1/2034	11,284,000	11,609,452
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%		12/1/2031	26,985,000	24,432,470
Humana, Inc.	5.95%		3/15/2034	15,000,000	15,853,769
Icon Investments Six DAC (Ireland)(b)	6.00%		5/8/2034	17,000,000	18,036,167
Molina Healthcare, Inc.†	4.375%		6/15/2028	12,000,000	11,686,567
Molina Healthcare, Inc.†	6.50%		2/15/2031	6,726,000	6,879,113
Tenet Healthcare Corp.	6.125%		10/1/2028	5,861,000	5,891,067
Universal Health Services, Inc.	2.65%		1/15/2032	14,000,000	12,353,020
Total					181,036,823

Home Builders 0.13%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(b)	6.25%		9/15/2027	8,000,000	8,015,232

Insurance 3.98%
200 Park Funding Trust†	5.74%		2/15/2055	20,000,000	20,172,833
ACE Capital Trust II	9.70%		4/1/2030	14,500,000	17,481,209
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027	19,000,000	19,077,520
American Financial Group, Inc.	5.00%		9/23/2035	10,000,000	9,827,105

See Notes to Financial Statements.	137

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Aon Corp.	8.205%	1/1/2027	$11,490,000	$11,961,710
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	16,226,439
Assurant, Inc.	2.65%	1/15/2032	5,914,000	5,252,892
Athene Global Funding†	5.543%	8/22/2035	10,000,000	10,070,683
Beacon Funding Trust†	6.266%	8/15/2054	8,482,000	8,690,787
Belrose Funding Trust II†	6.792%	5/15/2055	12,000,000	12,531,724
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	11,630,534
Brown & Brown, Inc.	6.25%	6/23/2055	6,937,000	7,276,590
CNO Financial Group, Inc.	6.45%	6/15/2034	13,912,000	14,753,608
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,589,071
GA Global Funding Trust†	5.20%	12/9/2031	11,909,000	12,065,916
Global Atlantic Fin Co.†	7.95%	6/15/2033	12,572,000	14,375,449
Hanover Insurance Group, Inc.	5.50%	9/1/2035	5,547,000	5,662,175
MGIC Investment Corp.	5.25%	8/15/2028	13,000,000	13,000,328
Pine Street Trust III†	6.223%	5/15/2054	6,900,000	7,087,932
Protective Life Corp.†	4.70%	1/15/2031	2,524,000	2,535,458
Protective Life Corp.	8.45%	10/15/2039	5,641,000	7,139,171
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033	6,919,000	7,275,087
Total				244,684,221

Internet 1.87%
AppLovin Corp.	5.95%	12/1/2054	6,997,000	7,041,941
Beignet Investor LLC†	6.581%	5/30/2049	25,000,000	26,968,732
Meta Platforms, Inc.	4.875%	11/15/2035	8,363,000	8,456,885
Meta Platforms, Inc.	5.50%	11/15/2045	6,083,000	6,088,594
Prosus NV (Netherlands)(b)	4.027%	8/3/2050	20,000,000	14,038,888
Rakuten Group, Inc. (Japan)†(b)	11.25%	2/15/2027	11,000,000	11,795,575
Uber Technologies, Inc.†	4.50%	8/15/2029	29,695,000	29,726,759
Uber Technologies, Inc.	5.35%	9/15/2054	11,137,000	10,788,081
Total				114,905,455

Investment Companies 0.43%
Blue Owl Technology Finance Corp.†	6.10%	3/15/2028	21,000,000	21,056,263
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	5,000,000	5,188,922
Total				26,245,185

Leisure Time 1.32%
Carnival Corp.†	4.00%	8/1/2028	8,000,000	7,867,166
Carnival Corp.†	5.75%	3/15/2030	5,000,000	5,141,960

138	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
Carnival Corp.†	6.125%	2/15/2033	$20,000,000	$20,614,280
Polaris, Inc.	5.60%	3/1/2031	16,607,000	16,826,760
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	10,417,000	10,534,485
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	20,000,000	20,447,225
Total				81,431,876

Lodging 0.16%
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,911,117

Machinery-Diversified 1.00%
Flowserve Corp.	2.80%	1/15/2032	4,429,000	3,981,765
nVent Finance SARL (Luxembourg)(b)	2.75%	11/15/2031	3,725,000	3,371,597
nVent Finance SARL (Luxembourg)(b)	5.65%	5/15/2033	14,351,000	15,061,080
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,599,022
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	21,293,511
Total				61,306,975

Media 1.01%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	10,000,000	9,588,119
Comcast Corp.†	5.168%	1/15/2037	20,000,000	19,981,985
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	9,632,000	9,642,354
Discovery Communications LLC	3.95%	3/20/2028	10,671,000	10,461,422
Paramount Global	4.90%	8/15/2044	7,287,000	5,698,593
Paramount Global	6.875%	4/30/2036	6,400,000	6,721,038
Total				62,093,511

Mining 1.65%
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	19,771,000	20,888,870
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	2/15/2034	10,000,000	10,321,700
Fortescue Treasury Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	2,498,000	2,582,334
Freeport-McMoRan, Inc.	5.45%	3/15/2043	15,000,000	14,619,310
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	9,036,276
Minera Mexico SA de CV (Mexico)†(b)	5.625%	2/12/2032	10,000,000	10,319,000
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.95%	10/17/2031	7,000,000	7,459,745
Stillwater Mining Co.	4.00%	11/16/2026	8,000,000	7,936,178
WE Soda Investments Holding PLC (United Kingdom)†(b)(c)	9.50%	10/6/2028	5,000,000	5,080,910

See Notes to Financial Statements.	139

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
WE Soda Investments Holding PLC (United Kingdom)(b)	9.50%	10/6/2028	$7,000,000	$7,113,273
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	5,841,000	6,123,693
Total				101,481,289

Miscellaneous Manufacturing 0.20%
Entegris, Inc.†	4.75%	4/15/2029	12,000,000	11,988,180

Oil & Gas 6.46%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	8,028,000	8,394,574
Antero Resources Corp.†	7.625%	2/1/2029	11,500,000	11,721,720
APA Corp.	6.10%	2/15/2035	12,000,000	12,392,367
BKV Upstream Midstream LLC†	7.50%	10/15/2030	12,000,000	12,098,186
California Resources Corp.†	8.25%	6/15/2029	7,000,000	7,329,280
Caturus Energy LLC†	8.50%	2/15/2030	7,000,000	7,228,025
Chord Energy Corp.†	6.00%	10/1/2030	13,056,000	13,172,969
CITGO Petroleum Corp.†	8.375%	1/15/2029	12,000,000	12,533,352
Civitas Resources, Inc.†	8.75%	7/1/2031	8,000,000	8,340,744
Comstock Resources, Inc.†	5.875%	1/15/2030	11,000,000	10,696,221
Continental Resources, Inc.†	5.75%	1/15/2031	15,061,000	15,538,832
Crescent Energy Finance LLC†	9.25%	2/15/2028	5,765,000	5,983,759
DBR Land Holdings LLC†	6.25%	12/1/2030	6,076,000	6,157,631
Devon Energy Corp.(c)	5.20%	9/15/2034	10,000,000	10,046,888
Devon Energy Corp.	5.75%	9/15/2054	5,000,000	4,659,042
EQT Corp.	6.375%	4/1/2029	13,610,000	14,094,798
Expand Energy Corp.†	6.75%	4/15/2029	5,000,000	5,036,827
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	8,000,000	7,502,186
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	10,000,000	9,520,577
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	12,500,000	12,856,600
Matador Resources Co.†	6.50%	4/15/2032	15,000,000	15,244,755
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	8,000,000	7,679,022
Occidental Petroleum Corp.	7.50%	5/1/2031	5,000,000	5,643,135
Occidental Petroleum Corp.	8.875%	7/15/2030	10,090,000	11,692,716
OGX Austria GmbH (Brazil)†(b)(f)	8.50%	6/1/2018	1,800,000	36	(a)
Ovintiv, Inc.	7.375%	11/1/2031	7,360,000	8,236,420
Permian Resources Operating LLC†	6.25%	2/1/2033	12,000,000	12,307,656
Permian Resources Operating LLC†	8.00%	4/15/2027	5,000,000	5,067,395

140	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petrobras Global Finance BV (Netherlands)(b)	5.125%	9/10/2030	$18,401,000	$18,211,470
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%	6/15/2029	10,945,000	11,138,869
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)	9.625%	4/15/2029	12,000,000	12,575,868
SM Energy Co.†	7.00%	8/1/2032	15,000,000	14,687,827
Strathcona Resources Ltd. (Canada)†(b)	6.875%	8/1/2026	8,000,000	8,036,656
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	12,000,000	11,098,710
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	12,000,000	11,803,556
Transocean International Ltd.	7.50%	4/15/2031	5,182,000	4,980,242
Vermilion Energy, Inc. (Canada)†(b)(c)	6.875%	5/1/2030	9,000,000	8,820,827
Viper Energy Partners LLC	5.70%	8/1/2035	15,324,000	15,714,532
Vital Energy, Inc.†(c)	7.875%	4/15/2032	11,000,000	10,668,547
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	8,000,000	8,095,696
Total				397,008,513

Oil & Gas Services 0.15%
SESI LLC†	7.875%	9/30/2030	6,500,000	6,472,616
Weatherford International Ltd.†	8.625%	4/30/2030	2,933,000	2,993,927
Total				9,466,543

Pharmaceuticals 1.24%
Bayer U.S. Finance LLC†	6.50%	11/21/2033	24,000,000	25,995,454
CVS Health Corp.	5.30%	12/5/2043	12,000,000	11,401,232
CVS Health Corp.	6.20%	9/15/2055	10,000,000	10,369,519
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	12,000,000	12,989,268
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	16,000,000	15,606,261
Total				76,361,734

Pipelines 3.37%
Boardwalk Pipelines LP	5.375%	2/15/2036	7,400,000	7,453,357
Cheniere Energy, Inc.	5.65%	4/15/2034	9,989,000	10,426,586
Columbia Pipelines Holding Co. LLC†	4.999%	11/17/2032	13,924,000	13,958,350
Columbia Pipelines Holding Co. LLC†	5.097%	10/1/2031	7,047,000	7,196,859
DT Midstream, Inc.†	4.30%	4/15/2032	5,000,000	4,831,156
DT Midstream, Inc.†	4.375%	6/15/2031	10,432,000	10,207,293
DT Midstream, Inc.†	5.80%	12/15/2034	10,000,000	10,429,074
Eastern Energy Gas Holdings LLC(c)	5.65%	10/15/2054	9,069,000	8,952,366
Eastern Energy Gas Holdings LLC	5.80%	1/15/2035	10,000,000	10,597,883

See Notes to Financial Statements.	141

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines (continued)
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		$5,564,000	$4,899,094
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		22,191,000	25,544,748
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(d)	18,970,000	19,099,394
Energy Transfer LP	7.133% (3 mo. USD Term SOFR + 3.28%	)#	11/1/2066		7,049,000	7,010,182
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		8,897,000	9,320,855
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,369,359
NGPL PipeCo LLC†	7.768%		12/15/2037		2,400,000	2,818,054
Plains All American Pipeline LP	8.223% (3 mo. USD Term SOFR + 4.37%	)#	–	(d)	23,883,000	23,999,043
Transcanada Trust (Canada)(b)	5.875% (3 mo. USD LIBOR + 4.64%	)#	8/15/2076		10,000,000	10,017,700
Total						207,131,353

Private Equity 0.17%
Blackstone Reg Finance Co. LLC	4.95%		2/15/2036		10,629,000	10,598,176

Real Estate 0.27%
CBRE Services, Inc.	4.90%		1/15/2033		8,172,000	8,277,276
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031		8,000,000	8,584,080
Total						16,861,356

REITS 2.38%
Brandywine Operating Partnership LP	6.125%		1/15/2031		8,000,000	7,915,857
CFE Fibra E (Mexico)†(b)	5.875%		9/23/2040		20,000,000	19,972,200
First Industrial LP	5.25%		1/15/2031		20,000,000	20,581,042
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,331,040
Host Hotels & Resorts LP	5.70%		6/15/2032		8,327,000	8,695,552
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		5,792,000	5,714,027
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		22,817,000	24,206,122
Piedmont Operating Partnership LP	2.75%		4/1/2032		5,803,000	4,987,021
Piedmont Operating Partnership LP	5.625%		1/15/2033		4,355,000	4,390,000
Prologis Targeted U.S. Logistics Fund LP†	4.75%		1/15/2036		13,393,000	13,179,033
VICI Properties LP	5.125%		5/15/2032		15,000,000	15,134,644
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029		12,155,000	12,092,747
Total						146,199,285

142	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.33%
Brinker International, Inc.†	8.25%	7/15/2030	$7,500,000	$7,962,037
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	7,000,000	5,187,652
Lowe’s Cos., Inc.	2.80%	9/15/2041	10,000,000	7,258,824
Total				20,408,513

Semiconductors 0.76%
Foundry JV Holdco LLC†	5.50%	1/25/2031	8,999,000	9,364,385
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	14,059,695
Foundry JV Holdco LLC†	6.10%	1/25/2036	22,000,000	23,396,410
Total				46,820,490

Software 1.64%
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	12,246,000	12,720,542
MSCI, Inc.†	3.625%	9/1/2030	15,162,000	14,516,771
Oracle Corp.	3.65%	3/25/2041	10,000,000	7,613,424
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,093,212
Oracle Corp.	4.70%	9/27/2034	10,000,000	9,478,017
Oracle Corp.	5.375%	7/15/2040	15,535,000	14,510,161
Oracle Corp.	5.875%	9/26/2045	20,000,000	18,870,000
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,000,088
Total				100,802,215

Telecommunications 0.78%
AT&T, Inc.	3.50%	9/15/2053	25,095,000	17,281,961
Frontier Communications Holdings LLC†	5.875%	10/15/2027	10,000,000	10,021,609
Frontier North, Inc.	6.73%	2/15/2028	12,078,000	12,447,889
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,286,171
Total				48,037,630

Toys/Games/Hobbies 0.12%
Mattel, Inc.†	3.75%	4/1/2029	3,000,000	2,929,168
Mattel, Inc.	5.00%	11/17/2030	4,500,000	4,542,431
Total				7,471,599

Transportation 0.52%
FedEx Corp.	3.25%	5/15/2041	10,000,000	7,535,940
Pacific National Finance Pty. Ltd. (Australia)(b)	4.75%	3/22/2028	15,000,000	14,884,972
RXO, Inc.†	7.50%	11/15/2027	9,250,000	9,450,170
Total				31,871,082

See Notes to Financial Statements.	143

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Water 0.35%
Aegea Finance SARL (Luxembourg)(b)(c)	9.00%		1/20/2031	$11,000,000	$11,551,540
Essential Utilities, Inc.	5.25%		8/15/2035	10,000,000	10,256,772
Total					21,808,312
Total Corporate Bonds (cost $4,071,808,974)					4,157,332,868

FLOATING RATE LOANS(g) 11.38%

Aerospace & Defense 0.23%
TransDigm, Inc. 2025 Term Loan M	6.502% (3 mo. USD Term SOFR + 2.50%	)	8/19/2032	13,889,000	13,933,584

Airlines 0.11%
SkyMiles IP Ltd. 2025 Repriced Term Loan B (Cayman Islands)(b)	5.384% (3 mo. USD Term SOFR + 1.50%	)	10/20/2028	7,000,000	7,047,040

Apparel 0.11%
Samsonite International SA 2025 Term Loan B (Luxembourg)(b)	5.666% (1 mo. USD Term SOFR + 1.75%	)	11/5/2032	6,667,000	6,702,435

Banks 0.03%
Walker & Dunlop, Inc. 2025 Term Loan B	5.96% (1 mo. USD Term SOFR + 2.00%	)	3/14/2032	2,000,000	2,005,000

Biotechnology 0.15%
Genmab AS Term Loan B (Denmark)(b)	–	(h)	11/19/2032	9,000,000	9,043,110

Chemicals 0.13%
Solstice Advanced Materials, Inc. Term Loan B	5.59% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	8,001,000	8,036,044

Commercial Services 0.19%
Garda World Security Corp. 2025 Term Loan B (Canada)(b)	6.948% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029	11,969,849	11,978,827

Computers 0.11%
X Corp. Term Loan	10.34% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	6,925,130	6,754,599

Distribution/Wholesale 0.24%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.038% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	15,000,000	15,016,425

144	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.63%
Advisor Group, Inc. 2025 Term Loan	6.916% (1 mo. USD Term SOFR + 3.00%	)	7/30/2032	$4,091,000	$4,103,968
Atlas Warehouse Lending Co. LP Term Loan	–	(h)	4/10/2026	23,000,000	23,203,360
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	28,904,577	29,038,695
Citadel Securities LP 2024 First Lien Term Loan	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	10,246,331	10,295,820
Corpay Technologies Operating Co. LLC 2025 Term Loan B	5.757% (3 mo. USD Term SOFR + 1.75%	)	11/5/2032	16,667,000	16,662,917
Hudson River Trading LLC 2024 Term Loan B	6.709% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030	5,984,887	6,008,736
Jane Street Group LLC 2024 Term Loan B1	5.822% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	8,333,000	8,261,295
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(b)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	2,695,700	2,713,006
Total					100,287,797

Electric 1.61%
Calpine Corp. 2024 Term Loan B10	5.666% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	17,375,019	17,380,231
NRG Energy, Inc. 2024 Term Loan	5.666% - 5.59% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	60,439,488	60,615,670
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.666% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	20,750,009	20,861,021
Total					98,856,922

Entertainment 1.14%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	35,988,963	35,921,663
Flutter Financing BV 2025 Term Loan B (Netherlands)(b)	6.002% (3 mo. USD Term SOFR + 2.00%	)	6/4/2032	9,144,082	9,136,493
Live Nation Entertainment, Inc. 2025 Term Loan B	5.95% (1 mo. USD Term SOFR + 2.00%	)	10/21/2032	15,000,000	15,032,850
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.916% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	9,999,449	9,843,208
Total					69,934,214

See Notes to Financial Statements.	145

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.25%
Medline Borrower LP 2025 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/23/2028	$12,005,365	$12,034,418
Solventum Corp. Term Loan	5.309% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	3,428,572	3,437,143
Total					15,471,561

Health Care Services 0.14%
DaVita, Inc. 2025 Term Loan B	5.666% (1 mo. USD Term SOFR + 1.75%	)	5/9/2031	8,336,469	8,362,145

Home Furnishings 0.32%
Somnigroup International, Inc. Term Loan B	6.16% (1 mo. USD Term SOFR + 2.25%	)	10/24/2031	19,351,875	19,491,015

Insurance 0.36%
Asurion LLC 2021 Term Loan B9	7.28% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	21,920,866	21,922,290

Lodging 0.16%
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	5.766% (1 mo. USD Term SOFR + 1.75%	)	4/8/2027	10,130,760	10,137,092

Machinery: Construction & Mining 0.23%
Vertiv Group Corp. 2025 Term Loan	5.734% (1 mo. USD Term SOFR + 1.75%	)	8/12/2032	13,965,000	14,026,516

Media 1.22%
Charter Communications Operating LLC 2023 Term Loan B4	5.985% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	18,300,866	18,245,689
Charter Communications Operating LLC 2024 Term Loan B5	6.235% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	50,698,775	50,629,825
DirecTV Financing LLC Term Loan	9.102% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	5,454,147	5,467,400
Virgin Media Bristol LLC USD Term Loan N	6.573% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	756,252	756,959
Total					75,099,873

Oil & Gas 0.23%
Occidental Petroleum Corp. 2 Year Term Loan	5.684% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	14,000,000	14,017,500

146	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.29%
Elanco Animal Health, Inc. 2025 Term Loan B	5.734% (1 mo. USD Term SOFR + 1.75%	)	10/31/2032	$18,000,000	$18,000,000

Pipelines 0.91%
Buckeye Partners LP 2025 Term Loan B7	5.666% (1 mo. USD Term SOFR + 1.75%	)	11/22/2032	14,937,236	14,995,118
Colossus Acquireco LLC Term Loan B	5.87% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	25,000,000	24,933,625
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	6.141% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	1,601,068	1,597,065
Venture Global Plaquemines LNG LLC Base Term Loan	6.141% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	14,374,932	14,368,967
Total					55,894,775

Real Estate Investment Trusts 0.37%
Iron Mountain, Inc. 2023 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031	12,482,243	12,404,291
Starwood Property Trust, Inc. 2025 Term Loan B	6.166% (1 mo. USD Term SOFR + 2.25%	)	9/24/2032	10,000,000	10,053,150
Total					22,457,441

Regional 0.06%
Seminole Tribe of Florida 2022 Term Loan A	5.152% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	3,750,000	3,745,313

Retail 0.32%
Lowe’s Cos., Inc. Delayed Draw Term Loan	–	(h)	9/15/2028	20,000,000	19,925,000

Software 0.10%
RealPage, Inc. 1st Lien Term Loan	–	(h)	4/24/2028	6,152,000	6,152,708

Telecommunications 0.49%
CommScope, Inc. 2024 Term Loan	8.666% (1 mo. USD Term SOFR + 4.75%	)	12/17/2029	23,000,000	23,172,500
Frontier Communications Corp. 2025 Term Loan B	6.459% (1 mo. USD Term SOFR + 2.50%	)	7/1/2031	6,782,896	6,796,699
Total					29,969,199

Transportation 0.25%
Genesee & Wyoming, Inc. 2024 Term Loan	5.752% (3 mo. USD Term SOFR + 1.75%	)	4/10/2031	15,345,000	15,337,404
Total Floating Rate Loans (cost $699,225,470)					699,605,829

See Notes to Financial Statements.	147

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 2.68%

Bermuda 0.09%
Bermuda Government International Bonds	2.375%		8/20/2030	$6,347,000	$5,783,386

Colombia 0.10%
Colombia Government International Bonds	7.50%		2/2/2034	6,000,000	6,337,500

Dominican Republic 0.25%
Dominican Republic International Bonds†	5.875%		10/28/2035	5,000,000	4,982,750
Dominican Republic International Bonds	8.625%		4/20/2027	10,166,667	10,522,246
Total					15,504,996

Hungary 0.31%
Hungary Government International Bonds	7.625%		3/29/2041	16,000,000	18,886,001

Italy 0.51%
Republic of Italy Government International Bonds	3.875%		5/6/2051	41,179,000	31,086,305

Mexico 0.93%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	25,000,000	25,411,000
Mexico Government International Bonds	6.625%		1/29/2038	30,000,000	31,626,000
Total					57,037,000

Poland 0.19%
Republic of Poland Government International Bonds	5.50%		4/4/2053	12,000,000	11,733,831

Romania 0.30%
Romania Government International Bonds†	5.75%		9/16/2030	18,000,000	18,485,190
Total Foreign Government Obligations (cost $160,218,370)					164,854,209

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(i) (Cost $81,266)	0.381%	#(j)	7/16/2054	3,753,177	42,980

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.85%
Federal Home Loan Mortgage Corp.	4.872% (30 day USD SOFR Average + 2.14%	)#	10/1/2055	26,336,186	26,601,938
Federal Home Loan Mortgage Corp.	5.028% (30 day USD SOFR Average + 2.23%	)#	9/1/2055	28,079,222	28,446,608
Federal Home Loan Mortgage Corp.	5.345% (30 day USD SOFR Average + 2.33%	)#	9/1/2055	11,035,781	11,220,490
Federal National Mortgage Association	4.741% (30 day USD SOFR Average + 2.28%	)#	9/1/2055	5,708,498	5,740,739

148	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.882% (30 day USD SOFR Average + 2.34%	)#	7/1/2053	$11,501,519	$11,666,142
Federal National Mortgage Association	5.008% (30 day USD SOFR Average + 2.28%	)#	2/1/2055	11,042,641	11,213,438
Federal National Mortgage Association	5.038% (30 day USD SOFR Average + 2.12%	)#	9/1/2055	14,047,652	14,291,055
Federal National Mortgage Association	5.759% (30 day USD SOFR Average + 2.34%	)#	7/1/2054	7,839,945	8,054,136
Government National Mortgage Association(k)	6.50%		TBA	56,616,000	58,296,534
Total Government Sponsored Enterprises Pass-Throughs (cost $175,017,391)					175,531,080

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.20%
BX Trust Series 2025-VOLT Class B†(e)	6.10% (1 mo. USD Term SOFR + 2.10%	)#	12/15/2044	10,000,000	10,034,606
GS Mortgage Securities Trust Series 2015-GS1 Class XB(i)	0.268%	#(j)	11/10/2048	27,164,887	2,988
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.723%	#(j)	8/5/2034	16,028,000	2,317
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.665%	#(j)	8/5/2034	18,308,000	2,159
RIDE Series 2025-SHRE Class A†	5.619%	#(j)	2/14/2047	1,960,000	2,028,249
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,960,000)					12,070,319

U.S. TREASURY OBLIGATIONS 3.39%
U.S. Treasury Bonds (cost $206,122,912)	5.00%		5/15/2045	198,604,000	208,254,913
Total Long-Term Investments (cost $6,096,097,752)					6,192,674,400

SHORT-TERM INVESTMENTS 0.97%

REPURCHASE AGREEMENTS 0.45%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $20,859,200 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $27,744,174; proceeds: $27,208,096 (cost $27,200,162)				27,200,162	27,200,162

Time Deposits 0.05%
CitiBank N.A.(l) (cost $3,216,983)				3,216,983	3,216,983

See Notes to Financial Statements.	149

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Investments	Shares	Fair Value
Money Market Funds 0.47%
Fidelity Government Portfolio(l) (cost $28,952,845)	28,952,845	$28,952,845
Total Short-Term Investments (cost $59,369,990)		59,369,990
Total Investments in Securities 101.67% (cost $6,155,467,742)		6,252,044,390
Other Assets and Liabilities - Net(m) (1.67)%		(102,674,702)
Net Assets 100.00%		$6,149,369,688

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $2,644,002,711, which represents 43.00% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(l)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

150	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S41(4)	Goldman Sachs	5.00%	12/20/2028	$28,710,000	$1,864,104	$278,345	$2,142,449
CDX.NA.HY.S42(4)	Goldman Sachs	5.00%	6/20/2029	60,000,000	4,208,578	622,771	4,831,349
CDX.NA.HY.S43(4)	Goldman Sachs	5.00%	12/20/2029	60,000,000	4,071,704	466,743	4,538,447
CDX.NA.HY.S45(4)	Goldman Sachs	5.00%	12/20/2030	75,000,000	5,240,475	353,522	5,593,997
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	28,015,000	458,850	167,193	626,043
CDX.NA.IG.S44(4)	Goldman Sachs	1.00%	6/20/2030	177,000,000	3,475,199	482,424	3,957,623
CDX.NA.IG.S45(4)	Goldman Sachs	1.00%	12/20/2030	180,000,000	3,821,876	223,918	4,045,794
Oracle Corp.	Goldman Sachs	1.00%	12/20/2027	10,000,000	65,359	7,250	72,609
Total					$23,206,145	$2,602,166	$25,808,311

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,602,166. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at November 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	1/23/2026	15,951,000	$11,631,734	$11,444,498	$187,236

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank PLC	1/23/2026	15,951,000	$11,592,824	$11,444,498	$(148,326)

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2026	1,831	Long	$211,789,151	$212,767,922	$978,771
U.S. 2-Year Treasury Note	March 2026	3,620	Long	755,858,748	756,070,941	212,193
U.S. 5-Year Treasury Note	March 2026	4,716	Long	516,809,298	517,654,688	845,390
U.S. Long Bond	March 2026	146	Long	17,053,073	17,145,875	92,802
U.S. Ultra Treasury Bond	March 2026	4,203	Long	503,725,574	508,300,312	4,574,738
Total Unrealized Appreciation on Futures Contracts						$6,703,894

See Notes to Financial Statements.	151

Schedule of Investments (concluded)

INCOME FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$28,580,709	$12,562,500	$41,143,209
Remaining Industries	–	722,419,781	–	722,419,781
Convertible Bonds	–	11,419,212	–	11,419,212
Corporate Bonds
Oil & Gas	–	397,008,477	36	397,008,513
Remaining Industries	–	3,760,324,355	–	3,760,324,355
Floating Rate Loans	–	699,605,829	–	699,605,829
Foreign Government Obligations	–	164,854,209	–	164,854,209
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	42,980	–	42,980
Government Sponsored Enterprises Pass–Throughs	–	175,531,080	–	175,531,080
Non-Agency Commercial Mortgage-Backed Securities	–	12,070,319	–	12,070,319
U.S. Treasury Obligations	–	208,254,913	–	208,254,913
Short-Term Investments
Repurchase Agreements	–	27,200,162	–	27,200,162
Time Deposits	–	3,216,983	–	3,216,983
Money Market Funds	28,952,845	–	–	28,952,845
Total	$28,952,845	$6,210,529,009	$12,562,536	$6,252,044,390
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$25,808,311	$–	$25,808,311
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	187,236	–	187,236
Liabilities	–	(148,326)	–	(148,326)
Futures Contracts
Assets	6,703,894	–	–	6,703,894
Liabilities	–	–	–	–
Total	$6,703,894	$25,847,221	$–	$32,551,115

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

152	See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.42%

ASSET-BACKED SECURITIES 19.65%

Automobiles 7.82%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	$600,000	$609,719
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,300,000	2,328,415
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	1,745,000	1,750,167
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	32,710	32,332
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%	3/11/2030	1,375,000	1,402,585
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,103,036
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	2,485,000	2,525,573
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,085,339	1,093,221
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	2,370,000	2,416,250
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,875,000	1,878,327
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%	8/15/2028	437,489	438,511
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,250,000	1,271,074
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,000,000	1,008,635
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,285,000	1,290,216
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	705,000	716,994
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	3,110,000	3,124,935
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	759,282	767,736
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	593,770	603,677
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	568,041	574,237

See Notes to Financial Statements.	153

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	$2,070,000	$2,086,868
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,212,122
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,509,427	1,519,606
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,980,000	2,002,801
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	392,556	395,911
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	405,101	407,282
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	162,061	162,006
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,295,222	1,303,590
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	891,651
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	2,518,000	2,554,110
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	1,239,000	1,286,875
Santander Drive Auto Receivables Trust Series 2023-6 Class B	5.98%	4/16/2029	2,375,000	2,410,340
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	1,235,000	1,263,125
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	2,287,885	2,297,894
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	749,349
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	560,000	564,418
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	935,000	937,078
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	1,280,000	1,302,264
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	1,845,000	1,859,349
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	1,000,000	1,023,153
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	855,000	874,287

154	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	$2,670,000	$2,683,250
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	1,800,000	1,804,449
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,985,300	2,006,321
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	1,400,000	1,413,217
Total					60,946,956

Credit Card 0.21%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	1,600,000	1,608,000	(a)

Other 11.21%
ACREC Ltd. Series 2021-FL1 Class A†	5.227% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	475,380	475,416
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,498,795
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	792,037
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,430,000	1,442,318
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,165,000	1,168,397
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.00% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	2,000,000	2,000,996
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.104% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	1,540,000	1,538,652
Apidos CLO XXV Ltd. Series 2016-25A Class A1R3†	5.024% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2037	850,000	850,119
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.266% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	2,369,077	2,370,226
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	198,156	182,669
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.314% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	860,000	862,495
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	2,750,000	2,752,093
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.90% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	2,000,000	1,998,154

See Notes to Financial Statements.	155

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2022-3A Class A1R†	5.042% (3 mo. USD Term SOFR + 1.16%	)#	7/17/2035	$1,500,000	$1,500,748
BDS LLC Series 2025-FL15 Class A†	5.359% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	1,030,000	1,030,875
BDS LLC Series 2025-FL16 Class A†(b)	–	(c)	7/19/2043	750,000	750,703
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.345% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	660,000	660,616
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.935% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	2,250,000	2,249,530
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	1,930,000	1,930,577
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	5.243% (3 mo. USD Term SOFR + 1.36%	)#	7/17/2031	1,539,317	1,540,947
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.852% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	1,318,155	1,319,476
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.984% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	1,670,000	1,662,467
Dell Equipment Finance Trust Series 2025-1 Class C†	5.25%		2/24/2031	1,590,000	1,616,801
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	1,250,000	1,277,256
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.179% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	1,810,000	1,813,423
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	310,000	310,070
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.093% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	165,837	165,845
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	1,005,000	1,012,544
KKR CLO 15 Ltd. Series 15 Class BR2†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	1,630,000	1,631,617
KKR CLO 23 Ltd. Series 23 Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	1,600,000	1,601,917
KKR CLO 40 Ltd. Series 40A Class AR†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	2,390,000	2,391,066

156	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	5.655% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2036	$3,000,000	$3,004,797
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,505,672
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,320,000	1,320,268
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,655,000	1,692,122
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.138% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	1,600,000	1,601,280
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,419,260
MF1 Ltd. Series 2021-FL7 Class A†	5.153% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	85,996	86,011
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	1,930,000	1,930,627
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	1,390,000	1,390,956
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,248,571
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	1,650,650	1,657,307
Parallel Ltd. Series 2021-1A Class BR†	5.555% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	1,500,000	1,502,233
PFP Ltd. Series 2025-12 Class A†	5.448% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	1,420,000	1,423,003
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	1,500,000	1,501,300
Romark CLO Ltd. Series 2017-1A Class A1R†	5.151% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	225,202	225,305
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.344% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,160,000	2,161,572
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	565,000	575,247
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	1,070,000	1,075,056
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.992% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2038	1,210,000	1,210,979

See Notes to Financial Statements.	157

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.134% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	$2,250,000	$2,247,435
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.924% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	2,000,000	1,999,982
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	1,700,000	1,700,425
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	494,167	498,551
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	2,000,000	1,999,140
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.226% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	678,128	680,073
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,974,793
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	410,000	415,248
Voya CLO Ltd. Series 2013-3A Class A2RR†	5.846% (3 mo. USD Term SOFR + 1.96%	)#	10/18/2031	466,000	466,822
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	2,390,000	2,393,094
Total					87,305,974

Student Loan 0.41%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	1,705,400	1,565,504
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	1,726,861	1,631,561
Total					3,197,065
Total Asset-Backed Securities (cost $152,744,961)					153,057,995

CONVERTIBLE BONDS 0.15%

Commercial Services 0.10%
Block, Inc.	Zero Coupon		5/1/2026	770,000	753,637

Equity Real Estate 0.05%
Redfin Corp.	0.50%		4/1/2027	411,000	385,518
Total Convertible Bonds (cost $1,138,238)					1,139,155

CORPORATE BONDS 49.58%

Aerospace/Defense 1.02%
ATI, Inc.	7.25%		8/15/2030	614,000	650,659
Boeing Co.	2.196%		2/4/2026	1,563,000	1,556,757

158	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Boeing Co.	2.25%	6/15/2026	$223,000	$220,341
Boeing Co.	2.70%	2/1/2027	558,000	549,039
Boeing Co.	3.20%	3/1/2029	403,000	389,889
Boeing Co.	3.25%	2/1/2028	456,000	448,044
Boeing Co.	5.15%	5/1/2030	357,000	368,069
Boeing Co.	6.298%	5/1/2029	1,333,000	1,418,040
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	84,000	84,301
Spirit AeroSystems, Inc.	3.85%	6/15/2026	405,000	404,736
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	232,000	243,930
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	753,000	825,937
TransDigm, Inc.†	6.75%	8/15/2028	760,000	776,488
Total				7,936,230

Agriculture 1.05%
Bunge Ltd. Finance Corp.	2.00%	4/21/2026	4,352,000	4,315,397
Imperial Brands Finance PLC (United Kingdom)†(d)	4.50%	6/30/2028	276,000	278,663
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	2,349,000	2,418,130
Japan Tobacco, Inc. (Japan)†(d)	5.25%	6/15/2030	1,102,000	1,148,370
Total				8,160,560

Airlines 0.52%
Air Canada (Canada)†(d)	3.875%	8/15/2026	995,000	990,415
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026	403,122	404,333
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.021%	10/20/2029	270,000	270,985
Southwest Airlines Co.	4.375%	11/15/2028	427,000	427,079
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	523,690	535,573
United Airlines, Inc.†	4.375%	4/15/2026	1,450,000	1,449,281
Total				4,077,666

Auto Manufacturers 2.60%
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,357,000	1,339,284
Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,154,000	1,142,621
Ford Motor Credit Co. LLC	5.125%	11/5/2026	2,471,000	2,483,385
Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,202,000	1,208,097
Ford Motor Credit Co. LLC	5.80%	3/8/2029	1,429,000	1,457,105
Ford Motor Credit Co. LLC	5.85%	5/17/2027	823,000	834,589
Ford Motor Credit Co. LLC	6.95%	6/10/2026	273,000	275,819
Ford Motor Credit Co. LLC	7.35%	11/4/2027	985,000	1,028,747
General Motors Financial Co., Inc.	4.20%	10/27/2028	286,000	286,211
General Motors Financial Co., Inc.	5.00%	7/15/2027	417,000	422,189

See Notes to Financial Statements.	159

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.387% (SOFR + 1.29%	)#	1/7/2030	$415,000	$414,311
General Motors Financial Co., Inc.	5.40%		5/8/2027	315,000	320,320
General Motors Financial Co., Inc.	5.55%		7/15/2029	963,000	998,571
Hyundai Capital America†	4.875%		6/23/2027	502,000	507,323
Hyundai Capital America†	4.90%		6/23/2028	705,000	716,897
Hyundai Capital America†	5.30%		1/8/2029	584,000	599,746
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,567,779
Hyundai Capital America†	6.50%		1/16/2029	411,000	436,301
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	400,000	398,736
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	200,000	202,410
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	500,000	507,980
Volkswagen Group of America Finance LLC†	4.45%		9/11/2027	1,062,000	1,065,234
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	377,689
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	659,000	664,475
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	1,001,700
Total					20,257,519

Auto Parts & Equipment 0.15%
ZF North America Capital, Inc.†	6.875%		4/14/2028	1,110,000	1,133,819

Banks 5.44%
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%	)#	5/15/2031	200,000	206,897
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(d)	3.75%		3/30/2026	200,000	199,036
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	1,533,000	1,506,557
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	1,142,000	1,149,408
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%	)#	2/25/2031	476,000	493,308
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,872,000	1,904,265
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	951,000	1,006,546
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%	)#	1/20/2028	1,034,000	1,015,216
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	436,000	435,912
BNP Paribas SA (France)†(d)	5.283% (SOFR + 1.28%	)#	11/19/2030	273,000	281,350
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028	510,000	528,065

160	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	$641,000	$645,698
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	1,811,000	1,863,379
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	629,000	645,110
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	1,325,000	1,380,841
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	605,000	610,863
Federation des Caisses Desjardins du Quebec (Canada)†(d)	4.565%		8/26/2030	264,000	266,924
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	1,410,000	1,432,587
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	554,000	574,683
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	581,000	587,487
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	293,000	303,704
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	697,000	722,305
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%	)#	3/3/2029	729,000	740,484
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%	)#	5/17/2028	1,164,000	1,187,281
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	487,000	489,599
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	1,102,000	1,103,337
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	215,000	220,801
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	500,000	518,837
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	5,156,000	5,155,483
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	418,000	400,569
Morgan Stanley	4.133% (SOFR + 0.91%	)#	10/18/2029	483,000	483,046
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	481,000	481,623
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	692,000	705,930

See Notes to Financial Statements.	161

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	$476,000	$489,445
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	272,000	276,746
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	205,000	209,854
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	314,000	322,078
Santander U.K. Group Holdings PLC (United Kingdom)(d)	4.32% (SOFR + 1.07%	)#	9/22/2029	429,000	429,617
Societe Generale SA (France)†(d)	5.25%		2/19/2027	1,252,000	1,265,993
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	613,000	625,480
Synchrony Bank	5.625%		8/23/2027	250,000	255,113
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	563,000	584,545
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	1,128,000	1,136,925
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	802,000	827,554
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	434,000	450,340
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	909,000	930,430
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,253,270
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	769,000	796,834
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	1,692,000	1,710,566
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	564,000	575,164
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	949,000	1,005,087
Total					42,392,172

Beverages 0.45%
Bacardi Ltd.†	4.70%		5/15/2028	655,000	660,714
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,233,352
Bacardi-Martini BV (Netherlands)†(d)	5.55%		2/1/2030	692,000	717,233
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	541,000	542,818

162	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages (continued)
Keurig Dr. Pepper, Inc.	5.10%	3/15/2027	$353,000	$356,824
Total				3,510,941

Biotechnology 0.48%
Illumina, Inc.	4.75%	12/12/2030	964,000	969,395
Illumina, Inc.	5.75%	12/13/2027	1,087,000	1,116,537
Royalty Pharma PLC	2.20%	9/2/2030	189,000	171,425
Royalty Pharma PLC	4.45%	3/25/2031	924,000	922,704
Royalty Pharma PLC	5.15%	9/2/2029	561,000	576,617
Total				3,756,678

Chemicals 0.31%
Celanese U.S. Holdings LLC	1.40%	8/5/2026	422,000	412,483
Celanese U.S. Holdings LLC	6.665%	7/15/2027	1,554,000	1,600,592
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	416,000	427,485
Total				2,440,560

Commercial Services 1.86%
Ashtead Capital, Inc.†	4.375%	8/15/2027	346,000	346,043
Block, Inc.	2.75%	6/1/2026	1,114,000	1,106,182
Block, Inc.†	5.625%	8/15/2030	246,000	250,838
GEO Group, Inc.	8.625%	4/15/2029	950,000	1,004,402
Global Payments, Inc.	4.50%	11/15/2028	835,000	837,986
Global Payments, Inc.	4.875%	11/15/2030	1,395,000	1,398,998
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,172,528
Herc Holdings, Inc.†	5.50%	7/15/2027	1,240,000	1,240,730
Matthews International Corp.†	8.625%	10/1/2027	1,150,000	1,189,106
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	1,065,000	1,087,278
Sotheby’s†	7.375%	10/15/2027	1,000,000	996,215
Triton Container International Ltd.†	2.05%	4/15/2026	3,872,000	3,830,646
Total				14,460,952

Computers 0.18%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	948,000	909,444
Gartner, Inc.†	4.50%	7/1/2028	529,000	527,392
Total				1,436,836

Diversified Financial Services 3.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.45%	4/15/2027	974,000	1,002,055
AG Issuer LLC†	6.25%	3/1/2028	620,000	622,533

See Notes to Financial Statements.	163

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aircastle Ltd./Aircastle Ireland DAC†	5.00%		9/15/2030	$339,000	$343,143
Aircastle Ltd./Aircastle Ireland DAC†	5.25%		3/15/2030	180,000	184,338
Atlas Warehouse Lending Co. LP†	4.625%		11/15/2028	664,000	666,097
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	464,000	479,326
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	752,000	792,917
Aviation Capital Group LLC†	5.375%		7/15/2029	439,000	451,152
Avilease Capital Ltd. (Cayman Islands)†(d)	4.75%		11/12/2030	661,000	657,853
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	178,000	172,305
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%		1/15/2028	562,000	568,865
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	1,317,000	1,369,823
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	3,000,000	3,128,858
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	1,509,000	1,550,804
Equitable America Global Funding†	4.65%		6/9/2028	424,000	429,095
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	425,000	450,579
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	1,476,000	1,454,015
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	1,028,000	1,028,047
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,448,938
LPL Holdings, Inc.	4.90%		4/3/2028	340,000	345,006
LPL Holdings, Inc.	5.15%		6/15/2030	508,000	519,559
LPL Holdings, Inc.	5.20%		3/15/2030	61,000	62,526
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	340,382
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	1,034,000	1,049,528
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	608,000	639,566
Navient Corp.	5.00%		3/15/2027	165,000	164,987
Navient Corp.	6.75%		6/15/2026	1,227,000	1,244,249
OneMain Finance Corp.	6.625%		1/15/2028	732,000	751,364
Rocket Cos., Inc.†	6.125%		8/1/2030	770,000	799,908
Rocket Cos., Inc.†	6.50%		8/1/2029	1,221,000	1,268,061
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	2,349,000	2,312,776
SLM Corp.	3.125%		11/2/2026	450,000	441,910
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	1,098,000	1,107,068
Stellantis Financial Services U.S. Corp.†	5.40%		9/15/2030	346,000	349,365
Synchrony Financial	3.70%		8/4/2026	275,000	273,881
Synchrony Financial	3.95%		12/1/2027	236,000	234,224
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	417,000	421,458

164	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC†	5.75%		6/15/2027	$886,000	$888,755
Voya Global Funding†	4.60%		11/24/2030	904,000	911,701
Total					30,927,017

Electric 2.53%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	439,030
Alexander Funding Trust II†	7.467%		7/31/2028	182,000	194,378
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(e)	6/15/2026	722,000	725,755
Ameren Corp.	5.00%		1/15/2029	581,000	595,024
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,048,283
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	944,000	962,718
CenterPoint Energy, Inc.	5.40%		6/1/2029	262,000	271,790
Cleco Corporate Holdings LLC	3.743%		5/1/2026	283,000	281,985
Comision Federal de Electricidad (Mexico)†(d)	4.688%		5/15/2029	803,000	794,681
Comision Federal de Electricidad (Mexico)(d)	5.70%		1/24/2030	400,000	406,900
DTE Energy Co.	5.10%		3/1/2029	269,000	276,284
Enel Finance International NV (Netherlands)†(d)	4.375%		9/30/2030	420,000	419,577
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	858,000	882,370
Engie SA (France)†(d)	5.25%		4/10/2029	452,000	467,693
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,740,046
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,083,991
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	702,578
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	495,000	499,000
NRG Energy, Inc.†	4.734%		10/15/2030	781,000	780,048
OGE Energy Corp.	5.45%		5/15/2029	344,000	357,652
Ohio Edison Co.†	4.95%		12/15/2029	147,000	151,192
Pacific Gas & Electric Co.	3.15%		1/1/2026	1,640,464	1,638,335
Pacific Gas & Electric Co.	5.00%		6/4/2028	608,000	618,161
Pacific Gas & Electric Co.	5.55%		5/15/2029	642,000	664,086
Pinnacle West Capital Corp.	4.90%		5/15/2028	169,000	171,946
PSEG Power LLC†	5.20%		5/15/2030	426,000	437,491
Vistra Operations Co. LLC†	3.70%		1/30/2027	259,000	257,259
Vistra Operations Co. LLC†	4.30%		10/15/2028	587,000	585,861
Vistra Operations Co. LLC†	5.05%		12/30/2026	194,000	195,800
Vistra Operations Co. LLC†	5.625%		2/15/2027	1,013,000	1,014,858
Total					19,664,772

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%		4/30/2028	692,000	700,366

See Notes to Financial Statements.	165

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.06%
TD SYNNEX Corp.	4.30%	1/17/2029	$499,000	$499,233

Energy-Alternate Sources 0.20%
Greenko Dutch BV (Netherlands)†(d)	3.85%	3/29/2026	1,528,455	1,516,738

Engineering & Construction 0.16%
MasTec, Inc.†	4.50%	8/15/2028	1,275,000	1,272,795

Entertainment 0.54%
Empire Resorts, Inc.†	7.75%	11/1/2026	450,000	439,323
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	1,161,000	1,198,174
Warnermedia Holdings, Inc.	3.755%	3/15/2027	729,000	721,849
Warnermedia Holdings, Inc.	4.054%	3/15/2029	1,865,000	1,810,593
Total				4,169,939

Food 0.69%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	3,637,000	3,638,312
Conagra Brands, Inc.	4.85%	11/1/2028	1,736,000	1,760,246
Total				5,398,558

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	281,000	288,957

Gas 0.30%
National Fuel Gas Co.	5.50%	3/15/2030	578,000	598,855
Snam SpA (Italy)†(d)	5.00%	5/28/2030	427,000	437,775
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,290,251
Total				2,326,881

Health Care-Products 0.38%
180 Medical, Inc.†	3.875%	10/15/2029	512,000	498,372
Baxter International, Inc.	2.272%	12/1/2028	211,000	198,751
Baxter International, Inc.(b)	4.45%	2/15/2029	203,000	203,941
Baxter International, Inc.(b)	4.90%	12/15/2030	958,000	963,791
Solventum Corp.	5.40%	3/1/2029	697,000	720,980
Solventum Corp.	5.45%	2/25/2027	334,000	338,629
Total				2,924,464

Health Care-Services 1.68%
Adventist Health System	4.742%	12/1/2030	1,934,000	1,957,151
Centene Corp.	2.45%	7/15/2028	905,000	844,429
Centene Corp.	4.25%	12/15/2027	4,309,000	4,259,450

166	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
CommonSpirit Health	4.352%	9/1/2030	$275,000	$275,444
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	168,976
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	417,139
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	496,000	506,015
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	920,000	960,922
IQVIA, Inc.†	5.00%	5/15/2027	525,000	525,331
IQVIA, Inc.	5.70%	5/15/2028	200,000	206,845
IQVIA, Inc.	6.25%	2/1/2029	498,000	525,369
Molina Healthcare, Inc.†	4.375%	6/15/2028	530,000	516,157
Rede D’or Finance SARL (Luxembourg)(d)	4.95%	1/17/2028	775,000	773,914
Tenet Healthcare Corp.	6.125%	10/1/2028	767,000	770,935
Universal Health Services, Inc.	4.625%	10/15/2029	377,000	379,550
Total				13,087,627

Insurance 3.84%
AEGON Funding Co. LLC†	5.50%	4/16/2027	988,000	1,004,132
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	2,684,000	2,694,951
Aon Corp.	8.205%	1/1/2027	1,183,000	1,231,567
Athene Global Funding†	1.985%	8/19/2028	1,807,000	1,693,294
Athene Global Funding†	4.721%	10/8/2029	541,000	541,589
Athene Global Funding†	5.38%	1/7/2030	840,000	859,202
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,053,298
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,295,746
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,068,000	1,094,554
Brown & Brown, Inc.	4.70%	6/23/2028	170,000	171,767
Brown & Brown, Inc.	4.90%	6/23/2030	216,000	219,007
CNO Global Funding†	4.375%	9/8/2028	424,000	425,326
CNO Global Funding†	4.875%	12/10/2027	545,000	551,682
CNO Global Funding†	4.95%	9/9/2029	301,000	307,099
Equitable Financial Life Global Funding†	5.45%	3/3/2028	1,989,000	2,042,934
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,175,048
F&G Global Funding†	1.75%	6/30/2026	1,080,000	1,064,338
F&G Global Funding†	4.65%	9/8/2028	277,000	277,987
F&G Global Funding†	5.875%	6/10/2027	472,000	482,147
FWD Group Holdings Ltd. (Hong Kong)†(d)	5.252%	9/22/2030	266,000	267,826
GA Global Funding Trust†	4.40%	9/23/2027	1,140,000	1,143,286
GA Global Funding Trust†	4.50%	9/18/2030	1,135,000	1,121,648

See Notes to Financial Statements.	167

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	5.50%	1/8/2029	$1,386,000	$1,429,662
Jackson National Life Global Funding†	4.55%	9/9/2030	723,000	724,599
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	452,375
Jackson National Life Global Funding†	5.35%	1/13/2030	269,000	279,419
Jackson National Life Global Funding†	5.55%	7/2/2027	365,000	372,853
Lincoln Financial Global Funding†	4.625%	5/28/2028	516,000	521,418
Lincoln Financial Global Funding†	5.30%	1/13/2030	553,000	572,612
MGIC Investment Corp.	5.25%	8/15/2028	750,000	750,019
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	430,403
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	282,850
Protective Life Corp.†	4.70%	1/15/2031	760,000	763,450
RGA Global Funding†	5.448%	5/24/2029	660,000	685,029
Sammons Financial Group Global Funding†	5.05%	1/10/2028	336,000	341,501
Sammons Financial Group Global Funding†	5.10%	12/10/2029	530,000	546,573
Western-Southern Global Funding†	4.50%	7/16/2028	570,000	575,048
Western-Southern Global Funding†	4.90%	5/1/2030	441,000	454,216
Total				29,900,455

Internet 1.41%
AppLovin Corp.	5.125%	12/1/2029	3,151,000	3,224,079
Meta Platforms, Inc.	4.20%	11/15/2030	533,000	536,822
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	2,000,000	1,968,819
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	1,825,000	1,956,993
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,274,498
Total				10,961,211

Investment Companies 0.59%
Blackstone Private Credit Fund	2.625%	12/15/2026	1,097,000	1,074,985
Blackstone Private Credit Fund	3.25%	3/15/2027	73,000	71,703
Blackstone Private Credit Fund	4.95%	9/26/2027	194,000	195,278
Blackstone Secured Lending Fund	2.125%	2/15/2027	390,000	378,228
Blackstone Secured Lending Fund	3.625%	1/15/2026	1,080,000	1,078,446
Blackstone Secured Lending Fund	5.875%	11/15/2027	281,000	286,920
Blue Owl Credit Income Corp.	3.125%	9/23/2026	72,000	71,097
Blue Owl Credit Income Corp.	4.70%	2/8/2027	274,000	272,642
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	443,000	439,680
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	692,000	718,147
Total				4,587,126

168	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.12%
Allegheny Ludlum LLC	6.95%	12/15/2025	$939,000	$939,314

Leisure Time 0.83%
Carnival Corp.†	4.00%	8/1/2028	2,638,000	2,594,198
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,646,000	1,624,958
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	953,000	952,671
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	837,000	843,569
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	419,000	419,988
Total				6,435,384

Lodging 0.21%
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,576,045
Las Vegas Sands Corp.	5.90%	6/1/2027	86,000	87,619
Total				1,663,664

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	699,000	693,616

Machinery-Diversified 0.90%
Chart Industries, Inc.†	7.50%	1/1/2030	1,299,000	1,355,103
CNH Industrial Capital LLC	4.75%	3/21/2028	183,000	185,466
Regal Rexnord Corp.	6.05%	2/15/2026	1,497,000	1,500,526
Regal Rexnord Corp.	6.05%	4/15/2028	2,449,000	2,535,294
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,450,000	1,457,417
Total				7,033,806

Media 0.70%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,098,000	1,099,180
Discovery Communications LLC	3.95%	3/20/2028	678,000	664,684
Fox Corp.	4.709%	1/25/2029	1,317,000	1,336,910
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	564,868
Paramount Global	2.90%	1/15/2027	216,000	212,431
Paramount Global	3.70%	6/1/2028	232,000	228,035
Paramount Global	4.20%	6/1/2029	520,000	511,435
Paramount Global	7.875%	7/30/2030	511,000	567,275
Sirius XM Radio LLC†	3.125%	9/1/2026	292,000	289,770
Total				5,474,588

Mining 0.91%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	201,000	198,742
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	788,000	793,674

See Notes to Financial Statements.	169

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(d)	9.375%	3/1/2029	$375,000	$396,826
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,095,653
Glencore Funding LLC†	4.907%	4/1/2028	206,000	209,828
Glencore Funding LLC†	5.186%	4/1/2030	605,000	623,844
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,255,318
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,019,181
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.70%	10/17/2028	293,000	303,778
Stillwater Mining Co.	4.00%	11/16/2026	1,190,000	1,180,507
Total				7,077,351

Miscellaneous Manufacturing 0.32%
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,313,705
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,205,524
Total				2,519,229

Oil & Gas 6.90%
Antero Resources Corp.†	5.375%	3/1/2030	325,000	328,224
Antero Resources Corp.†	7.625%	2/1/2029	695,000	708,400
APA Corp.	4.375%	10/15/2028	2,530,000	2,510,878
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	394,000	415,852
Chord Energy Corp.†	6.00%	10/1/2030	634,000	639,680
CITGO Petroleum Corp.†	8.375%	1/15/2029	1,314,000	1,372,402
Civitas Resources, Inc.†	5.00%	10/15/2026	2,272,000	2,269,164
Civitas Resources, Inc.†	8.375%	7/1/2028	1,523,000	1,572,639
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,340,665
Continental Resources, Inc.	4.375%	1/15/2028	901,000	898,105
Continental Resources, Inc.†	5.75%	1/15/2031	999,000	1,030,695
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	349,771
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	549,277
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,580,000	1,639,955
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,164,329
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	2,117,000	2,278,696
EQT Corp.	4.50%	1/15/2029	324,000	324,341
EQT Corp.	6.375%	4/1/2029	1,129,000	1,169,216
EQT Corp.	7.50%	6/1/2027	400,000	406,336
EQT Corp.	7.50%	6/1/2030	327,000	361,137
Expand Energy Corp.	5.375%	2/1/2029	583,000	584,337
Expand Energy Corp.†	5.875%	2/1/2029	970,000	970,988
Expand Energy Corp.†	6.75%	4/15/2029	1,195,000	1,203,802

170	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	$1,133,000	$1,171,006
Helmerich & Payne, Inc.	4.65%	12/1/2027	599,000	603,675
Helmerich & Payne, Inc.	4.85%	12/1/2029	697,000	700,080
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,501,477
Kosmos Energy Ltd.	7.125%	4/4/2026	832,000	819,322
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,707,680
Occidental Petroleum Corp.	5.20%	8/1/2029	329,000	337,416
Occidental Petroleum Corp.	7.50%	5/1/2031	195,000	220,082
Occidental Petroleum Corp.	8.875%	7/15/2030	1,181,000	1,368,592
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	225,000	5	(a)
Ovintiv, Inc.	5.65%	5/15/2028	196,000	201,962
Permian Resources Operating LLC†	5.875%	7/1/2029	44,000	44,175
Permian Resources Operating LLC†	8.00%	4/15/2027	1,625,000	1,646,903
Petrobras Global Finance BV (Netherlands)(d)	5.125%	9/10/2030	1,339,000	1,325,208
Petroleos Mexicanos (Mexico)(d)	8.75%	6/2/2029	350,000	373,369
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,308,553
Repsol E&P Capital Markets U.S. LLC†	4.805%	9/16/2028	200,000	201,652
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(d)	9.625%	4/15/2029	1,304,000	1,366,578
SM Energy Co.	6.50%	7/15/2028	734,000	742,928
SM Energy Co.	6.75%	9/15/2026	1,277,000	1,279,300
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	1,240,000	1,262,503
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	400,000	369,957
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	3,496,000	3,478,178
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,052,000	1,034,778
Viper Energy Partners LLC	4.90%	8/1/2030	565,000	572,466
Total				53,726,734

Oil & Gas Services 0.06%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	431,000	435,090

Packaging & Containers 0.09%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	185,000	187,630
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	200,000	200,035
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	321,487
Total				709,152

Pharmaceuticals 0.84%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	504,000	503,735
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,599,000	1,679,874

See Notes to Financial Statements.	171

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC†	6.375%	11/21/2030	$600,000	$641,893
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	1,123,000	1,215,579
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	1,210,000	1,180,224
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	1,364,000	1,347,032
Total				6,568,337

Pipelines 1.93%
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.625%	7/15/2026	1,051,000	1,054,951
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	592,630
DT Midstream, Inc.†	4.125%	6/15/2029	993,000	975,177
Energy Transfer LP†	6.00%	2/1/2029	2,946,000	2,980,575
Hess Midstream Operations LP†	5.125%	6/15/2028	240,000	240,214
Hess Midstream Operations LP†	5.875%	3/1/2028	252,000	256,408
Kinetik Holdings LP†	6.625%	12/15/2028	582,000	599,116
ONEOK, Inc.†	5.625%	1/15/2028	277,000	283,025
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	756,000	762,013
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	916,000	930,129
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,116,160
Western Midstream Operating LP	6.35%	1/15/2029	1,688,000	1,781,792
Western Midstream Operating LP†	7.25%	4/1/2030	1,655,000	1,760,869
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	710,524
Total				15,043,583

Private Equity 0.16%
Blackstone Reg Finance Co. LLC	4.30%	11/3/2030	1,206,000	1,207,208

REITS 1.95%
EPR Properties	4.75%	12/15/2026	3,360,000	3,368,506
EPR Properties	4.75%	11/15/2030	703,000	700,709
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	557,000	560,777
Iron Mountain, Inc.†	4.875%	9/15/2027	858,000	855,615
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	2,704,000	2,667,598
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	866,000	862,395
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,578,925
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	2,638,000	2,588,352

172	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Vornado Realty LP	2.15%	6/1/2026	$430,000	$424,341
WEA Finance LLC†	2.875%	1/15/2027	592,000	581,105
Total				15,188,323

Retail 0.07%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	539,000	529,815

Semiconductors 0.66%
Foundry JV Holdco LLC†	5.50%	1/25/2031	538,000	559,844
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,152,000	2,264,111
Intel Corp.	2.45%	11/15/2029	377,000	352,316
Intel Corp.	3.75%	8/5/2027	428,000	425,100
Microchip Technology, Inc.	4.90%	3/15/2028	427,000	433,260
Microchip Technology, Inc.	5.05%	3/15/2029	567,000	579,069
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	509,010
Total				5,122,710

Software 0.94%
Atlassian Corp. (Australia)(d)	5.25%	5/15/2029	961,000	986,630
Fidelity National Information Services, Inc.	3.75%	5/21/2029	1,330,000	1,305,014
Fiserv, Inc.	5.45%	3/2/2028	425,000	434,846
MSCI, Inc.†	3.625%	9/1/2030	356,000	340,850
MSCI, Inc.†	3.875%	2/15/2031	148,000	142,128
MSCI, Inc.†	4.00%	11/15/2029	883,000	866,851
Open Text Corp. (Canada)†(d)	6.90%	12/1/2027	711,000	738,228
Oracle Corp.	4.45%	9/26/2030	1,963,000	1,935,057
SS&C Technologies, Inc.†	5.50%	9/30/2027	600,000	600,459
Total				7,350,063

Telecommunications 0.69%
CommScope LLC†	7.125%	7/1/2028	1,000,000	1,004,835
CommScope Technologies LLC†	5.00%	3/15/2027	660,000	659,612
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,022,000	1,026,475
Frontier Communications Holdings LLC†	5.875%	10/15/2027	1,032,000	1,034,230
Frontier Communications Holdings LLC	5.875%	11/1/2029	542,486	550,968
Frontier Communications Holdings LLC†	6.00%	1/15/2030	74,000	75,196
Frontier Communications Holdings LLC†	6.75%	5/1/2029	777,000	784,960
Telefonica Europe BV (Netherlands)(d)	8.25%	9/15/2030	201,000	231,343
Total				5,367,619

See Notes to Financial Statements.	173

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.26%
Hasbro, Inc.	3.90%		11/19/2029	$535,000	$525,639
Mattel, Inc.	5.00%		11/17/2030	803,000	810,572
Mattel, Inc.†	5.875%		12/15/2027	670,000	670,448
Total					2,006,659

Transportation 0.28%
XPO, Inc.†	6.25%		6/1/2028	2,136,000	2,183,673

Trucking & Leasing 0.13%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	644,000	647,682
GATX Corp.	5.40%		3/15/2027	380,000	385,554
Total					1,033,236
Total Corporate Bonds (cost $381,572,328)					386,099,226

FLOATING RATE LOANS(g) 4.08%

Airlines 0.26%
American Airlines, Inc. 2017 1st Lien Term Loan	5.693% (3 mo. USD Term SOFR + 1.75%	)	1/29/2027	1,201,000	1,200,039
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	434,121	434,460
SkyMiles IP Ltd. 2025 Repriced Term Loan B (Cayman Islands)(d)	5.384% (3 mo. USD Term SOFR + 1.50%	)	10/20/2028	410,000	412,755
Total					2,047,254

Biotechnology 0.12%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.391% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	976,483	958,174	(h)

Commercial Services & Supplies 0.22%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.002% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	1,741,250	1,746,909

Computers 0.23%
Hewlett Packard Enterprise Co. Term Loan	5.322% (1 mo. USD Term SOFR + 1.25%	)	9/12/2029	1,747,333	1,751,702

Diversified Financial Services 0.40%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,492,481	1,499,407

174	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Corpay Technologies Operating Co. LLC Term Loan B5	5.666% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	$1,590,856	$1,592,844
Total					3,092,251

Electric 0.23%
Calpine Corp. 2024 Term Loan B5	5.666% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	1,750,000	1,750,665

Electronics 0.09%
Honeywell International, Inc. Term Loan A1	4.791% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	687,500	688,359

Health Care Products 0.22%
Medline Borrower LP 2025 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/23/2028	1,742,661	1,746,878

Insurance 0.30%
Asurion LLC 2021 Term Loan B9	7.28% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	2,295,314	2,295,463

Internet 0.26%
Gen Digital, Inc. 2021 Term Loan A	5.391% (1 mo. USD Term SOFR + 1.38%	)	9/10/2027	2,044,357	2,046,555

Machinery: Diversified 0.05%
INNIO Group Holding GmbH 2025 Term Loan B2 (Austria)(d)	6.134% (3 mo. USD Term SOFR + 2.25%	)	11/2/2028	409,000	410,450

Metal Fabricate/Hardware 0.13%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	8/16/2029	965,666	972,150

Oil & Gas 0.45%
Hilcorp Energy I LP Term Loan B	5.959% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	1,458,272	1,461,918
Occidental Petroleum Corp. 2 Year Term Loan	5.684% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	1,996,178	1,998,673
Total					3,460,591

Retail 0.38%
Lowe’s Cos., Inc. Delayed Draw Term Loan	–	(c)	9/15/2028	3,000,000	2,988,750

See Notes to Financial Statements.	175

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.36%
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	4/30/2031	$2,038,320	$2,043,895
RealPage, Inc. 1st Lien Term Loan	–	(c)	4/24/2028	785,000	785,090
Total					2,828,985

Telecommunications 0.38%
CommScope, Inc. 2024 Term Loan	8.666% (1 mo. USD Term SOFR + 4.75%	)	12/17/2029	1,375,000	1,385,312
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.38% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	1,578,931	1,572,521
Total					2,957,833
Total Floating Rate Loans (cost $31,802,661)					31,742,969

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.76%

Dominican Republic 0.09%
Dominican Republic International Bonds	5.50%		2/22/2029	300,000	304,320
Dominican Republic International Bonds	6.875%		1/29/2026	129,000	129,342
Dominican Republic International Bonds	8.625%		4/20/2027	296,000	306,353
Total					740,015

Hungary 0.07%
Hungary Government International Bonds†	5.375%		9/26/2030	517,000	529,646

Kazakhstan 0.28%
Baiterek National Managing Holding JSC†	4.65%		10/1/2030	593,000	588,610
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	556,000	564,922
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	256,509
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	724,000	749,278
Total					2,159,319

Mexico 0.51%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,949,000	4,013,922

Panama 0.15%
Panama Government International Bonds	3.875%		3/17/2028	403,000	396,290
Panama Government International Bonds	7.125%		1/29/2026	500,000	503,925
Panama Government International Bonds	8.875%		9/30/2027	217,000	233,351
Total					1,133,566

176	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Romania 0.66%
Romania Government International Bonds	5.25%		11/25/2027	$2,046,000	$2,078,911
Romania Government International Bonds†	5.75%		9/16/2030	936,000	961,230
Romania Government International Bonds†	5.875%		1/30/2029	750,000	773,324
Romania Government International Bonds	6.625%		2/17/2028	1,260,000	1,312,629
Total					5,126,094
Total Foreign Government Obligations (cost $13,472,090)					13,702,562

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(i)	0.279%	#(j)	11/25/2026	12,917,259	19,726
Government National Mortgage Association Series 2013-193 IO(i)	0.122%	#(j)	1/16/2055	13,033	23
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	11,647	11,453
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $27,300)					31,202

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.59%
Federal Home Loan Mortgage Corp.	5.203% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	892,248	905,484
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	519,722	527,914
Federal Home Loan Mortgage Corp.	5.441% (30 day USD SOFR Average + 2.16%	)#	8/1/2055	367,391	374,083
Federal Home Loan Mortgage Corp.	5.525% (30 day USD SOFR Average + 2.30%	)#	7/1/2055	930,050	946,781
Federal Home Loan Mortgage Corp.	5.639% (30 day USD SOFR Average + 2.12%	)#	8/1/2055	519,342	530,647
Federal Home Loan Mortgage Corp.	5.883% (30 day USD SOFR Average + 2.11%	)#	5/1/2055	741,171	761,807
Federal Home Loan Mortgage Corp.	6.017% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	351,366	362,077
Federal National Mortgage Association	5.029% (30 day USD SOFR Average + 2.30%	)#	2/1/2055	509,930	517,289
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	204,926	208,761
Federal National Mortgage Association	5.583% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	123,389	126,159
Federal National Mortgage Association	5.714% (30 day USD SOFR Average + 2.21%	)#	8/1/2055	784,035	803,727
Federal National Mortgage Association	5.914% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	213,569	219,940

See Notes to Financial Statements.	177

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.002% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	$2,773,272	$2,865,587
Uniform Mortgage-Backed Security(k)	4.50%		TBA	3,765,000	3,764,704
Uniform Mortgage-Backed Security(k)	5.00%		TBA	10,195,000	10,312,952
Uniform Mortgage-Backed Security(k)	5.50%		TBA	10,259,000	10,500,576
Uniform Mortgage-Backed Security(k)	6.00%		TBA	1,914,000	1,981,126
Total Government Sponsored Enterprises Pass-Throughs (cost $35,627,728)					35,709,614

MUNICIPAL BONDS 0.15%

Health Care 0.15%
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group (cost $1,150,000)	8.50%		10/1/2026	1,150,000	1,151,279

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.88%
ALA Trust Series 2025-OANA Class A†	5.702% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	680,000	683,666
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.709% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	770,000	772,772
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	800,000	844,571
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	830,000	872,927
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	3,730,000	3,918,809
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,200,000	1,217,201
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	570,000	602,554
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	19,221	19,117
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(j)	2/15/2051	360,000	356,946
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	543,350
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	810,000	851,651
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	460,000	482,261
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(j)	5/15/2056	990,000	1,048,635
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(j)	8/15/2058	850,000	887,472
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	1,890,000	1,958,653

178	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(j)	11/15/2056	$800,000	$857,476
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(j)	12/15/2057	750,000	784,380
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,170,000	1,230,940
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	920,000	950,621
BWAY Mortgage Trust Series 2013-1515 Class XB†(i)	0.534%	#(j)	3/10/2033	47,800,000	446,433
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.401% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	556,821	557,587
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.351% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	561,437	562,030
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.339% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	699,548	700,546
BX Trust Series 2024-CNYN Class A†	5.401% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	973,635	974,725
BX Trust Series 2025-ROIC Class A†	5.103% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	488,096	487,737
BX Trust Series 2025-TAIL Class A†	5.359% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	560,000	560,798
BX Trust Series 2025-VOLT Class A†(b)	5.70% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	2,050,000	2,052,508
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(i)	1.62%	#(j)	5/10/2058	401,306	503
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(i)	1.198%	#(j)	11/10/2049	2,417,017	11,680
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.773%	#(j)	12/10/2054	3,251,373	12,464
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(i)	0.022%	#(j)	6/10/2048	1,131,703	11
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	146,599	145,829
COMM Mortgage Trust Series 2012-CR4 Class XA(i)	1.289%	#(j)	10/15/2045	861,123	16,054
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(i)	1.472%	#(j)	8/10/2049	743,282	1,668
CONE Trust Series 2024-DFW1 Class A†	5.601% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	650,000	650,107
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(i)	0.686%	#(j)	9/15/2037	39,135,267	337,366

See Notes to Financial Statements.	179

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(i)	Zero Coupon	#(j)	6/15/2057	$57,769,416	$578
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.98%	#(j)	11/15/2049	3,197,343	7,750
CSMC Trust Series 2016-NXSR Class XB(i)	0.293%	#(j)	12/15/2049	20,135,000	43,033
DBC Mortgage Trust Series 2025-DBC Class A†	5.309% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	670,000	670,979
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,193,335
DBJPM Mortgage Trust Series 2016-C3 Class XA(i)	1.536%	#(j)	8/10/2049	7,636,186	19,267
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	36,646	36,175
DBWF Mortgage Trust Series 2015-LCM Class XA†(i)	0.537%	#(j)	6/10/2034	73,293	60
DBWF Mortgage Trust Series 2016-85T Class XA†(i)	0.116%	#(j)	12/10/2036	61,529,000	20,796
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.072% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	755,538	774,884
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	1,854,781	1,865,040
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.122% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	416,000	417,126
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.072% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	27,506	27,500
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.322% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	873,770	874,005
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	297,500	299,247
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.072% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	404,665	405,523
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	593,828	605,927
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.222% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	682,862	683,123

180	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.222% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	$560,437	$562,565
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.022% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	664,479	665,428
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.172% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	738,682	739,566
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	285,124
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(j)	1/13/2040	980,000	1,018,756
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,155,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(i)	0.503%	#(j)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(i)	0.16%	#(j)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(i)	0.694%	#(j)	12/15/2049	3,010,492	9,525
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(i)	1.158%	#(j)	9/15/2050	5,578,098	64,311
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(i)	0.639%	#(j)	7/5/2031	129,394,000	5,810
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(i)	0.308%	#(j)	7/5/2031	50,413,000	635
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(i)	0.555%	#(j)	7/5/2033	95,152,000	432,851
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(i)	0.856%	#(j)	11/15/2047	323,830	20
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.849% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	670,000	671,879
LBA Trust Series 2024-7IND Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	417,005	417,789
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(i)	1.628%	#(j)	3/10/2049	82,588	10
Lstar Commercial Mortgage Trust Series 2016-4 Class XB†(i)	0.864%	#(j)	3/10/2049	19,753,000	6,225

See Notes to Financial Statements.	181

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	$518,902	$518,815
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,140,000	1,196,235
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(i)	1.384%	#(j)	11/15/2049	3,531,220	17,431
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(i)	1.563%	#(j)	8/15/2049	3,187,902	13,083
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(j)	9/24/2057	1,523,027	1,502,704
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(j)	1/26/2060	5,381	5,352
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,030,000	1,063,232
SCG Trust Series 2025-SNIP Class A†	5.459% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	900,000	902,964
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	17,079	16,472
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	910,000	903,200
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.069% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	900,000	937,040
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(j)	3/15/2051	1,180,000	1,166,397
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	75,966
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(i)	1.828%	#(j)	8/15/2049	1,450,792	6,514
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(i)	1.106%	#(j)	10/15/2049	7,056,835	43,949
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	146,635
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,134,918
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,380,000	1,469,127
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,030,000	1,082,731
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(i)	0.601%	#(j)	8/15/2047	13,267,021	26,233
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,748,396)					53,612,342

182	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 12.58%
U.S. Treasury Inflation-Indexed Bonds(l)	0.125%	2/15/2051	$6,237,200	$3,477,225
U.S. Treasury Inflation-Indexed Notes(l)	0.125%	4/15/2027	6,901,560	6,782,342
U.S. Treasury Inflation-Indexed Notes(l)	0.125%	1/15/2032	11,716,100	10,807,509
U.S. Treasury Inflation-Indexed Notes(l)	1.625%	4/15/2030	29,586,960	29,949,358
U.S. Treasury Inflation-Indexed Notes(l)	1.875%	7/15/2035	4,450,336	4,491,846
U.S. Treasury Notes	3.625%	8/31/2027	17,055,000	17,083,647
U.S. Treasury Notes	3.625%	8/31/2030	25,377,000	25,406,739
Total U.S. Treasury Obligations (cost $97,568,971)				97,998,666
Total Long-Term Investments (cost $770,852,673)				774,245,010

SHORT-TERM INVESTMENTS 0.81%

COMMERCIAL PAPER 0.29%

REITS 0.11%
Crown Castle, Inc.†	4.436%	12/18/2025	832,000	830,287

Software 0.18%
Oracle Corp.†	4.346%	1/13/2026	717,000	713,377
Oracle Corp.†	4.348%	1/15/2026	735,000	731,114
Total				1,444,491
Total Commercial Paper (cost $2,274,778)				2,274,778

REPURCHASE AGREEMENTS 0.52%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $3,097,600 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $4,120,107; proceeds: $4,040,330 (cost $4,039,152)			4,039,152	4,039,152
Total Short-Term Investments (cost $6,313,930)				6,313,930
Total Investments in Securities 100.23% (cost $777,166,603)				780,558,940
Other Assets and Liabilities – Net(m) (0.23)%				(1,817,372)
Net Assets 100.00%				$778,741,568

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $363,860,800, which represents 46.72% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.

See Notes to Financial Statements.	183

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond - Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(h)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$37,080	$96,899	$133,979
CDX.NA.IG.S42(4)	Bank of America	1.00%	6/20/2029	12,718,000	217,290	56,214	273,504
CDX.NA.IG.S43(4)	Bank of America	1.00%	12/20/2029	11,500,000	230,988	25,999	256,987
Oracle Corp.(4)	Bank of America	1.00%	12/20/2027	1,725,000	13,637	(1,112)	12,525
Total					$498,995	$178,000	$676,995

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $179,112. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,112.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

184	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,557,990
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	709,810
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	714,857
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,182,663
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,183,646
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,157,579
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,091,827
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,086,429
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,107,567
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,605,392
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,052,980
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,064,472
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,052,815
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,035,269
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,046,935
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,041,752
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	519,562
Bank of America	2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	80,762
Bank of America	2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	10,704
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,368,287
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	252,340
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,851,824
Bank of America	2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	15,956
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	96,460
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	236	(1)
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	60,000,000	1,520,288
Total					$25,408,402

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.446%	CPI Urban Consumer NSA	5/29/2045	$5,700,000	$(27,395)
Bank of America	2.470%	CPI Urban Consumer NSA	6/9/2035	11,000,000	(35,040)
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000	(68,470)
Bank of America	2.539%	CPI Urban Consumer NSA	7/14/2040	5,000,000	(61,479)
Bank of America	2.545%	CPI Urban Consumer NSA	7/14/2033	9,500,000	(75,732)
Bank of America	2.593%	CPI Urban Consumer NSA	9/2/2035	5,000,000	(72,652)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(441,563	)(2)
Bank of America	2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000	(119,602)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	(22,030)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(666,535	)(3)
Bank of America	2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000	(120,389)
Bank of America	2.897%	CPI Urban Consumer NSA	10/2/2027	20,000,000	(110,742)
Bank of America	2.960%	CPI Urban Consumer NSA	9/8/2027	20,000,000	(127,368)
Total					$(1,948,997)

See Notes to Financial Statements.	185

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2025

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(25,616), which includes upfront payment of $25,852. Upfront payments paid (received) are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(1,030,602), which includes upfront payment of $589,039. Upfront payments paid (received) are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(243,900), which includes upfront payment of $(422,635). Upfront payments paid (received) are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at November 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,875,908
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	669,959
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	574,737
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	573,868
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	531,013
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	489,280
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	978,085
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	89,881
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	40,206
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	725,919
Total Unrealized Appreciation on CPI OTC Swap Contracts					$7,548,856

Consumer Price Index (“CPI”) OTC Swap Contracts at November 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	$5,000,000	$(897,452)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,691,731)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(316,372)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(2,905,555)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	1,239	Long	$258,689,864	$258,776,767	$86,903
U.S. 5-Year Treasury Note	March 2026	1,062	Long	116,383,205	116,571,094	187,889
Total Unrealized Appreciation on Futures Contracts						$274,792

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2026	81	Short	$ (9,354,552)	$ (9,412,453)	$(57,901)

186	See Notes to Financial Statements.

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$1,608,000	$1,608,000
Remaining Industries	–	151,449,995	–	151,449,995
Convertible Bonds	–	1,139,155	–	1,139,155
Corporate Bonds
Oil & Gas	–	53,726,729	5	53,726,734
Remaining Industries	–	332,372,492	–	332,372,492
Floating Rate Loans
Biotechnology	–	–	958,174	958,174
Remaining Industries	–	30,784,795	–	30,784,795
Foreign Government Obligations	–	13,702,562	–	13,702,562
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	31,202	–	31,202
Government Sponsored Enterprises Pass-Throughs	–	35,709,614	–	35,709,614
Municipal Bonds	–	1,151,279	–	1,151,279
Non-Agency Commercial Mortgage-Backed Securities	–	53,612,342	–	53,612,342
U.S. Treasury Obligations	–	97,998,666	–	97,998,666
Short-Term Investments
Commercial Paper	–	2,274,778	–	2,274,778
Repurchase Agreements	–	4,039,152	–	4,039,152
Total	$–	$777,992,761	$2,566,179	$780,558,940
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$676,995	$–	$676,995
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	25,408,402	–	25,408,402
Liabilities	–	(1,948,997)	–	(1,948,997)
OTC CPI Swap Contracts
Assets	–	7,548,856	–	7,548,856
Liabilities	–	(2,905,555)	–	(2,905,555)
Futures Contracts
Assets	274,792	–	–	274,792
Liabilities	(57,901)	–	–	(57,901)
Total	$216,891	$28,779,701	$–	$28,996,592

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	187

Schedule of Investments

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.54%

ASSET-BACKED SECURITIES 26.68%

Automobiles 13.18%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,066,417	$1,083,306
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	1,243,418	1,249,275
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	1,482,796	1,493,887
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	855,000	862,095
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.572% (30 day USD SOFR Average + 1.50%	)#	12/26/2031	467,845	469,563
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,280,628
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	860,965
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	1,045,193	1,052,560
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,189,465
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	1,415,000	1,419,190
Carvana Auto Receivables Trust Series 2023-P3 Class A4†	5.71%		7/10/2029	965,000	988,273
Carvana Auto Receivables Trust Series 2023-P4 Class A3†	6.16%		10/10/2028	1,377,867	1,391,495
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,110,000	1,132,269
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,105,206	1,115,463
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	537,376	540,529
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,219,592
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,040,000	1,060,295
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	850,000	858,987
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,510,000	1,512,680
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	295,301	295,822
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	1,545,000	1,577,036
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,291,411

188	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%	6/15/2028	$886,744	$891,304
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,530,000	1,543,212
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,805,000	1,812,327
Fifth Third Auto Trust Series 2023-1 Class A4	5.52%	2/17/2031	1,565,000	1,594,054
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	1,105,000	1,111,895
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	2,260,000	2,293,365
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%	8/15/2035	1,560,000	1,590,974
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	1,345,109	1,358,243
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class B	5.28%	10/16/2029	1,499,000	1,526,836
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	1,690,000	1,652,817
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,433,430
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	1,625,000	1,638,241
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	725,292	729,724
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,206,086
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,804,000	2,835,343
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,420,621
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	1,384,975	1,403,854
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,558,420
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	940,114	946,454
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	775,000	781,630
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	467,050	467,977
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	1,330,000	1,350,655
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	264,478	265,973

See Notes to Financial Statements.	189

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	$1,383,028	$1,390,475
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	8,684	8,681
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	750,761
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	315,522	314,233
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%	12/15/2028	974,000	974,202
Porsche Financial Auto Securitization Trust Series 2024-1A Class A4†	4.49%	12/22/2032	1,605,000	1,622,527
Santander Bank Auto Credit-Linked Notes Series 2023-A Class A2†	6.026%	6/15/2033	1,538,148	1,566,060
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%	6/15/2032	1,016,021	1,036,170
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	2,534,735	2,551,111
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	1,855,000	1,881,602
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	1,240,000	1,255,281
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	2,630,000	2,663,969
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	1,035,000	1,053,002
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	955,000	960,438
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	1,485,000	1,496,549
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	1,640,000	1,656,256
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%	3/15/2030	1,125,000	1,136,132
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%	1/15/2031	2,165,000	2,175,744
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	2,334,482	2,359,200
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	750,000	757,081
Total				83,967,695

190	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.45%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	$1,865,000	$1,903,620
Synchrony Card Issuance Trust Series 2025-A3 Class A	4.06%		11/17/2031	975,000	979,934
Total					2,883,554

Other 13.03%
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.445% (3 mo. USD Term SOFR + 1.54%	)#	7/15/2037	600,000	601,589
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.06% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	2,170,000	2,172,163
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	840,000	842,132
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	345,889
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,050,000	1,059,045
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,535,000	1,539,475
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.00% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	1,500,000	1,500,747
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	995,812	1,007,263
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.104% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	3,100,000	3,097,287
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	2,750,000	2,752,093
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.034% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	1,330,000	1,330,064
Bain Capital Credit CLO Ltd. Series 2021-4A Class A1R†	5.084% (3 mo. USD Term SOFR + 1.20%	)#	10/20/2034	1,160,000	1,161,927
Barings CLO Ltd. Series 2021-3A Class AR†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	1,050,000	1,049,791
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	1,550,000	1,551,091
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.107% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	800,000	795,906
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.405% (3 mo. USD Term SOFR + 1.50%	)#	10/15/2034	1,250,000	1,251,007

See Notes to Financial Statements.	191

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class AJR3†	5.084% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2032	$1,500,000	$1,501,218
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	1,550,000	1,550,463
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.058% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	820,000	818,228
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.852% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	2,778,137	2,780,921
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.146% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	342,770	343,286
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	1,690,000	1,701,074
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	894,079
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.179% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	2,040,000	2,043,858
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	1,270,000	1,270,058
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.555% (3 mo. USD Term SOFR + 1.65%	)#	10/15/2030	370,000	370,406
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.012% (3 mo. USD Term SOFR + 1.13%	)#	7/17/2034	1,830,000	1,833,347
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	5.066% (3 mo. USD Term SOFR + 1.16%	)#	4/15/2029	16,069	16,083
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A Class A1R2†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	4/20/2035	2,500,000	2,498,580
Gracie Point International Funding LLC Series 2025-1A Class A†	5.709% (30 day USD SOFR Average + 1.50%	)#	8/15/2028	1,065,000	1,065,960
Granite Park Equipment Leasing LLC Series 2023-1A Class A3†	6.46%		9/20/2032	794,586	800,862
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.093% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	36,326	36,328
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	1,035,000	1,047,285
HPS Loan Management Ltd. Series 2021-16A Class A1R†	4.97% (3 mo. USD Term SOFR + 1.11%	)#	1/23/2035	1,560,000	1,560,624

192	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 40 Ltd. Series 40A Class AR†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	$250,000	$250,112
LCM 33 Ltd. Series 33A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	1,450,000	1,450,431
LCM 34 Ltd. Series 34A Class A1R†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	1,820,000	1,821,760
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.692% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	195,820	195,867
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,305,000	1,334,271
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.46% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	3,120,000	3,121,479
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.538% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	750,000	751,689
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	1,550,000	1,550,504
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	505,000	506,816
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.995% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	1,500,000	1,499,643
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	1,050,000	1,050,000
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	1,955,000	2,027,394
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	518,074	519,197
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	1,790,000	1,801,619
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	1,250,000	1,251,084
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	1,084,494	1,092,569
Romark CLO Ltd. Series 2017-1A Class A1R†	5.151% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	35,188	35,204
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,700,000	1,730,830
Symphony CLO XVIII Ltd. Series 2016-18A Class AR4†	5.506% (3 mo. USD Term SOFR + 1.23%	)#	10/23/2037	380,000	380,479
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.918% (3 mo. USD Term SOFR + 1.06%	)#	1/25/2035	3,100,000	3,095,133

See Notes to Financial Statements.	193

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	$1,380,000	$1,380,345
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	391,925	395,403
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.154% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	830,000	830,506
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,191,060	1,214,125
Verdant Receivables LLC Series 2024-1A Class C†	6.25%		12/12/2031	1,190,000	1,236,230
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	545,000	547,417
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	1,585,670	1,592,102
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	10/20/2031	1,890,000	1,892,878
Wellfleet CLO Ltd. Series 2021-3A Class AR†	5.105% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2035	1,360,000	1,360,812
Wind River CLO Ltd. Series 2022-1A Class AR†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	1,000,000	1,000,487
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	1,940,000	1,942,511
Total					83,049,026

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	114,019	104,845
Total Asset-Backed Securities (cost $169,477,027)					170,005,120

CORPORATE BONDS 40.87%

Aerospace/Defense 0.55%
Boeing Co.	5.04%		5/1/2027	1,018,000	1,028,180
Boeing Co.	6.259%		5/1/2027	1,495,000	1,536,651
Boeing Co.	6.298%		5/1/2029	711,000	756,359
HEICO Corp.	5.25%		8/1/2028	188,000	193,820
Total					3,515,010

Agriculture 0.92%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	1,800,000	1,784,861
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	326,000	324,497
Imperial Brands Finance PLC (United Kingdom)†(a)	4.50%		6/30/2028	573,000	578,529
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	1,838,000	1,892,091
Japan Tobacco, Inc. (Japan)†(a)	5.25%		6/15/2030	870,000	906,608
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	369,525
Total					5,856,111

Airlines 0.21%
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	1,327,588	1,357,712

194	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.79%
Ford Motor Credit Co. LLC	5.85%		5/17/2027	$449,000	$455,322
General Motors Financial Co., Inc.	5.00%		7/15/2027	325,000	329,044
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	218,924
General Motors Financial Co., Inc.	5.40%		5/8/2027	37,000	37,625
General Motors Financial Co., Inc.	5.65%		1/17/2029	2,257,000	2,341,779
Hyundai Capital America†	4.875%		6/23/2027	404,000	408,284
Hyundai Capital America†	4.90%		6/23/2028	567,000	576,569
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	269,000	271,235
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	394,529
Total					5,033,311

Banks 7.90%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	300,000	305,051
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	269,000	286,253
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	1,601,000	1,598,733
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	702,000	689,891
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%	)#	3/20/2030	636,000	662,620
Bank of Montreal (Canada)(a)	5.266%		12/11/2026	169,000	171,310
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,512,000	1,538,060
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	249,269	238,895
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	263,950
BNP Paribas SA (France)†(a)	5.283% (SOFR + 1.28%	)#	11/19/2030	224,000	230,851
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	200,263
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	3,245,000	3,236,913
Citigroup, Inc.	4.643% (SOFR + 1.14%	)#	5/7/2028	1,101,000	1,108,990
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	1,234,000	1,251,649
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	839,000	863,266
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	650,000	655,083

See Notes to Financial Statements.	195

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	$556,000	$579,432
Federation des Caisses Desjardins du Quebec (Canada)†(a)	4.565%		8/26/2030	216,000	218,392
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	812,000	825,008
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,287,000	2,246,202
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%	)#	4/23/2028	451,000	456,036
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	3,231,000	3,349,038
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	2,087,000	2,162,770
HSBC Holdings PLC (United Kingdom)(a)	4.899% (SOFR + 1.03%	)#	3/3/2029	549,000	557,648
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%	)#	9/11/2027	808,000	819,593
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,600,000	1,595,288
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	2,147,000	2,204,931
KeyBank NA	4.70%		1/26/2026	404,000	404,108
Macquarie Bank Ltd. (Australia)†(a)	5.391%		12/7/2026	309,000	313,734
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	754,000	747,863
Morgan Stanley	4.133% (SOFR + 0.91%	)#	10/18/2029	396,000	396,038
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	394,000	394,511
Morgan Stanley	4.994% (SOFR + 1.38%	)#	4/12/2029	549,000	560,051
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	2,500,000	2,570,616
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	5,196,000	5,371,007
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%	)#	10/15/2027	711,000	713,433
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	833,000	848,921
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	1,018,000	1,021,890

196	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	$590,000	$605,179
Santander U.K. Group Holdings PLC (United Kingdom)(a)	4.32% (SOFR + 1.07%	)#	9/22/2029	348,000	348,501
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	409,101
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	332,000	338,759
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	266,000	269,047
Standard Chartered PLC (United Kingdom)†(a)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	335,000	344,710
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	248,000	257,491
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	1,835,000	1,891,077
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	190,000	197,153
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	536,000	548,636
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	445,000	453,809
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,069,000	2,144,791
Zions Bancorp NA	4.704% (SOFR + 1.16%	)#	8/18/2028	856,000	855,406
Total					50,321,948

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028	1,153,000	1,163,058
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	441,000	442,482
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	288,000	291,120
Total					1,896,660

Biotechnology 0.27%
Illumina, Inc.	4.65%		9/9/2026	305,000	305,915
Illumina, Inc.	4.75%		12/12/2030	470,000	472,630
Illumina, Inc.	5.75%		12/13/2027	446,000	458,119
Royalty Pharma PLC(b)	4.45%		3/25/2031	464,000	463,350
Total					1,700,014

See Notes to Financial Statements.	197

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 1.24%
Global Payments, Inc.	2.15%	1/15/2027	$941,000	$919,154
Global Payments, Inc.	4.50%	11/15/2028	681,000	683,435
Global Payments, Inc.	4.875%	11/15/2030	842,000	844,413
GXO Logistics, Inc.	6.25%	5/6/2029	3,030,000	3,183,477
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	549,000	560,484
Triton Container International Ltd.†	2.05%	4/15/2026	1,700,000	1,681,844
Total				7,872,807

Diversified Financial Services 3.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%	4/15/2027	267,000	274,691
Air Lease Corp.	4.625%	10/1/2028	1,257,000	1,263,965
Air Lease Corp.	5.30%	2/1/2028	1,278,000	1,300,987
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	273,000	276,336
Apollo Global Management, Inc.	4.60%	1/15/2031	1,885,000	1,898,292
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	1,189,000	1,192,756
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	2,007,000	2,116,204
Aviation Capital Group LLC†	1.95%	9/20/2026	1,852,000	1,818,633
Aviation Capital Group LLC†	3.50%	11/1/2027	578,000	568,590
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%	11/12/2030	539,000	536,434
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	657,000	652,981
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%	2/21/2028	80,000	77,307
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%	1/15/2026	1,150,000	1,150,516
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%	3/1/2029	326,000	337,985
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	759,000	791,601
DAE Sukuk Difc Ltd. (United Arab Emirates)(a)	3.75%	2/15/2026	2,600,000	2,594,313
Equitable America Global Funding†	4.65%	6/9/2028	334,000	338,013
LPL Holdings, Inc.†	4.625%	11/15/2027	1,869,000	1,869,714
LPL Holdings, Inc.	4.90%	4/3/2028	263,000	266,872
LPL Holdings, Inc.	5.70%	5/20/2027	182,000	185,478
LPL Holdings, Inc.	6.75%	11/17/2028	222,000	236,987
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.40%	3/26/2029	534,000	561,724
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	976,000	974,763
Stellantis Financial Services U.S. Corp.†	4.95%	9/15/2028	1,249,000	1,259,315
Voya Global Funding†	4.60%	11/24/2030	738,000	744,287
Total				23,288,744

198	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 3.54%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	$752,000	$755,911
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	179,363
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	2,144,000	2,186,512
Cleco Corporate Holdings LLC	3.743%		5/1/2026	441,000	439,418
DTE Energy Co.	5.10%		3/1/2029	514,000	527,918
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	1,006,000	990,909
Enel Finance International NV (Netherlands)†(a)	4.125%		9/30/2028	260,000	260,297
Enel Finance International NV (Netherlands)†(a)	4.375%		9/30/2030	340,000	339,657
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	858,354
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,817,488
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	873,410
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	310,894
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	438,334
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	312,000	315,386
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	398,000	401,216
NorthWestern Corp.†	5.073%		3/21/2030	1,848,000	1,902,911
NRG Energy, Inc.†	2.00%		12/2/2025	1,100,000	1,099,927
NRG Energy, Inc.†	2.45%		12/2/2027	1,100,000	1,058,822
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	825,519
Pacific Gas & Electric Co.	3.30%		12/1/2027	131,000	128,774
Pacific Gas & Electric Co.	5.00%		6/4/2028	327,000	332,465
Pacific Gas & Electric Co.	5.45%		6/15/2027	145,000	147,178
Pacific Gas & Electric Co.	6.10%		1/15/2029	1,536,000	1,606,115
Pinnacle West Capital Corp.	4.90%		5/15/2028	131,000	133,284
PSEG Power LLC†	5.20%		5/15/2030	331,000	339,929
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	320,000	330,930
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,233,129
Vistra Operations Co. LLC†	3.70%		1/30/2027	304,000	301,957
Vistra Operations Co. LLC†	4.30%		10/15/2028	1,300,000	1,297,478
Vistra Operations Co. LLC†	5.05%		12/30/2026	131,000	132,215
Total					22,565,700

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%		4/30/2028	548,000	554,625

Engineering & Construction 0.13%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	768,000	811,214

Entertainment 0.27%
Flutter Treasury DAC (Ireland)†(a)	6.375%		4/29/2029	1,688,000	1,742,048

See Notes to Financial Statements.	199

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.21%
Veralto Corp.	5.50%	9/18/2026	$1,346,000	$1,358,750

Food 0.22%
Conagra Brands, Inc.	4.85%	11/1/2028	1,407,000	1,426,651

Gas 0.78%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	973,242
National Fuel Gas Co.	5.50%	10/1/2026	241,000	243,713
National Fuel Gas Co.	5.50%	3/15/2030	1,530,000	1,585,205
Southern Co. Gas Capital Corp.	4.05%	9/15/2028	1,244,000	1,246,027
Southwest Gas Corp.	5.80%	12/1/2027	883,000	909,978
Total				4,958,165

Health Care-Products 0.30%
Baxter International, Inc.	2.272%	12/1/2028	685,000	645,235
Baxter International, Inc.(d)	4.90%	12/15/2030	782,000	786,727
Solventum Corp.	5.40%	3/1/2029	337,000	348,594
Solventum Corp.	5.45%	2/25/2027	162,000	164,245
Total				1,944,801

Health Care-Services 1.72%
Adventist Health System	4.742%	12/1/2030	1,546,000	1,564,506
Beth Israel Lahey Health, Inc.(b)	4.717%	7/1/2030	1,299,000	1,316,100
Centene Corp.	2.45%	7/15/2028	713,000	665,280
Centene Corp.	4.25%	12/15/2027	2,302,000	2,275,529
CommonSpirit Health	4.352%	9/1/2030	1,350,000	1,352,178
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	265,000	270,351
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	3,358,000	3,507,366
Total				10,951,310

Insurance 3.95%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,693,000	1,720,644
Aon Corp.	8.205%	1/1/2027	503,000	523,650
Assurant, Inc.	4.90%	3/27/2028	899,000	911,301
Athene Global Funding†	2.717%	1/7/2029	1,017,000	963,408
Athene Global Funding†	5.516%	3/25/2027	525,000	532,738
Athene Global Funding†	5.583%	1/9/2029	2,838,000	2,919,881
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,752,280
Brighthouse Financial Global Funding†	2.00%	6/28/2028	1,505,000	1,409,587
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	670,703
Brown & Brown, Inc.	4.70%	6/23/2028	137,000	138,424

200	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
CNO Global Funding†	4.375%	9/8/2028	$346,000	$347,082
CNO Global Funding†	4.875%	12/10/2027	379,000	383,647
CNO Global Funding†	5.875%	6/4/2027	681,000	697,817
Corebridge Global Funding†	4.25%	8/21/2028	2,233,000	2,239,445
Corebridge Global Funding†	5.20%	1/12/2029	244,000	250,576
Corebridge Global Funding†	5.75%	7/2/2026	161,000	162,636
Equitable Financial Life Global Funding†	5.45%	3/3/2028	339,000	348,192
F&G Global Funding†	4.65%	9/8/2028	226,000	226,805
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,250,439
GA Global Funding Trust†	5.50%	1/8/2029	158,000	162,977
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	308,579
Jackson National Life Global Funding†	4.55%	9/9/2030	589,000	590,303
Jackson National Life Global Funding†	4.70%	6/5/2028	787,000	795,080
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	671,136
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	388,806
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,100,708
RGA Global Funding†	4.35%	8/25/2028	2,233,000	2,242,489
RGA Global Funding†	5.448%	5/24/2029	363,000	376,766
Sammons Financial Group Global Funding†	5.05%	1/10/2028	244,000	247,994
Sammons Financial Group Global Funding†	5.10%	12/10/2029	364,000	375,382
Western-Southern Global Funding†	4.50%	7/16/2028	460,000	464,074
Total				25,173,549

Internet 0.60%
AppLovin Corp.	5.125%	12/1/2029	1,082,000	1,107,094
Meta Platforms, Inc.	4.20%	11/15/2030	892,000	898,397
Uber Technologies, Inc.†	4.50%	8/15/2029	1,787,000	1,788,911
Total				3,794,402

Investment Companies 0.71%
Blackstone Private Credit Fund	4.95%	9/26/2027	786,000	791,176
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,296,921
Blue Owl Capital Corp.	2.625%	1/15/2027	1,494,000	1,455,992
Total				4,544,089

Leisure Time 0.80%
Carnival Corp.†	4.00%	8/1/2028	1,950,000	1,917,622
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,025,000	1,011,896
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	2,150,000	2,166,873
Total				5,096,391

See Notes to Financial Statements.	201

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.12%
Las Vegas Sands Corp.	3.50%	8/18/2026	$705,000	$700,133
Las Vegas Sands Corp.	5.90%	6/1/2027	46,000	46,866
Total				746,999

Machinery-Diversified 0.41%
CNH Industrial Capital LLC	4.75%	3/21/2028	147,000	148,981
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,031,424
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	509,336
Regal Rexnord Corp.	6.30%	2/15/2030	869,000	923,541
Total				2,613,282

Media 0.17%
Fox Corp.	4.709%	1/25/2029	1,069,000	1,085,161

Mining 0.37%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	200,000	197,753
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	238,000	239,714
Glencore Funding LLC†	4.907%	4/1/2028	164,000	167,048
Glencore Funding LLC†	5.186%	4/1/2030	479,000	493,920
Glencore Funding LLC†	5.338%	4/4/2027	422,000	428,865
Glencore Funding LLC†	5.371%	4/4/2029	618,000	639,033
Glencore Funding LLC†	5.40%	5/8/2028	201,000	206,538
Total				2,372,871

Oil & Gas 3.10%
Antero Resources Corp.†	5.375%	3/1/2030	266,000	268,638
Antero Resources Corp.†	7.625%	2/1/2029	926,000	943,853
APA Corp.	7.75%	12/15/2029	1,500,000	1,658,692
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,938,839
Continental Resources, Inc.	4.375%	1/15/2028	994,000	990,807
EOG Resources, Inc.	4.40%	1/15/2031	1,770,000	1,778,958
EQT Corp.†	3.125%	5/15/2026	729,000	724,252
EQT Corp.	6.375%	4/1/2029	716,000	741,504
EQT Corp.	7.50%	6/1/2027	760,000	772,038
EQT Corp.	7.50%	6/1/2030	267,000	294,873
Expand Energy Corp.†	6.75%	4/15/2029	1,613,000	1,624,880
HF Sinclair Corp.	5.00%	2/1/2028	913,000	913,899
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	225,178
Occidental Petroleum Corp.	6.125%	1/1/2031	1,340,000	1,419,260
Occidental Petroleum Corp.	6.625%	9/1/2030	161,000	173,739
Patterson-UTI Energy, Inc.(b)	3.95%	2/1/2028	2,078,000	2,045,202

202	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	$500,000	$509,074
Viper Energy Partners LLC	4.90%	8/1/2030	1,702,000	1,724,492
Total				19,748,178

Packaging & Containers 0.02%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	148,000	150,104

Pharmaceuticals 0.44%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	410,000	409,785
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,152,088
Bayer U.S. Finance LLC†	6.375%	11/21/2030	200,000	213,964
Total				2,775,837

Pipelines 1.49%
DT Midstream, Inc.†	4.125%	6/15/2029	1,513,000	1,485,844
Energy Transfer LP†	5.625%	5/1/2027	806,000	806,035
Energy Transfer LP†	6.00%	2/1/2029	1,314,000	1,329,421
Kinder Morgan, Inc.	5.00%	2/1/2029	322,000	330,118
Sabal Trail Transmission LLC†	4.246%	5/1/2028	2,000,000	1,988,550
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	465,000	468,698
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	1,982,000	2,010,404
Western Midstream Operating LP	6.35%	1/15/2029	1,013,000	1,069,286
Total				9,488,356

Private Equity 0.15%
Blackstone Reg Finance Co. LLC	4.30%	11/3/2030	983,000	983,985

REITS 2.08%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,082,996
Crown Castle, Inc.	4.80%	9/1/2028	206,000	208,831
Crown Castle, Inc.	5.00%	1/11/2028	205,000	208,126
EPR Properties	4.75%	11/15/2030	575,000	573,126
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	454,000	457,079
Host Hotels & Resorts LP	4.25%	12/15/2028	3,073,000	3,070,799
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,265,000	1,253,929
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	960,000	947,076
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	707,000	704,057
Regency Centers LP	2.95%	9/15/2029	891,000	855,041

See Notes to Financial Statements.	203

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	$500,000	$496,138
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	1,450,000	1,422,711
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	409,924
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	552,514
WEA Finance LLC†	2.875%	1/15/2027	483,000	474,110
WEA Finance LLC†	4.125%	9/20/2028	532,000	528,606
Total				13,245,063

Retail 0.20%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	1,274,000	1,252,290

Semiconductors 0.74%
Foundry JV Holdco LLC†	5.50%	1/25/2031	275,000	286,166
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,232,000	2,348,278
Intel Corp.	5.125%	2/10/2030	1,573,000	1,619,307
Microchip Technology, Inc.	5.05%	3/15/2029	465,000	474,898
Total				4,728,649

Software 0.84%
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	427,000	438,388
Fidelity National Information Services, Inc.	3.75%	5/21/2029	802,000	786,933
Fiserv, Inc.	4.20%	10/1/2028	1,090,000	1,086,209
Oracle Corp.	4.45%	9/26/2030	1,636,000	1,612,712
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,455,213
Total				5,379,455

Telecommunications 0.10%
Sprint Capital Corp.	6.875%	11/15/2028	568,000	611,880

Toys/Games/Hobbies 0.56%
Hasbro, Inc.	3.90%	11/19/2029	1,502,000	1,475,720
Mattel, Inc.	5.00%	11/17/2030	2,064,000	2,083,462
Total				3,559,182

Transportation 0.70%
Pacific National Finance Pty. Ltd. (Australia)(a)	4.75%	3/22/2028	2,900,000	2,877,761
XPO, Inc.†	6.25%	6/1/2028	1,547,000	1,581,528
Total				4,459,289

Trucking & Leasing 0.03%
GATX Corp.	5.40%	3/15/2027	184,000	186,689

204	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Water 0.20%
Essential Utilities, Inc.	4.80%		8/15/2027	$1,236,000	$1,249,550
Total Corporate Bonds (cost $256,890,465)					260,400,832

FLOATING RATE LOANS(e) 2.30%

Aerospace/Defense 0.31%
RTX Corp. Term Loan	5.184% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	2,000,000	2,002,500

Chemicals 0.03%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	5.81% (1 mo. USD Term SOFR + 1.75%	)	3/18/2027	177,273	175,500

Computers 0.22%
Hewlett Packard Enterprise Co. Term Loan	5.322% (1 mo. USD Term SOFR + 1.25%	)	9/12/2029	1,425,333	1,428,897

Diversified Financial Services 0.11%
Delos Aircraft DAC Term Loan (Ireland)(a)	5.752% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	706,701	710,803

Electronics 0.11%
Honeywell International, Inc. Term Loan A1	4.791% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	687,500	688,359

Health Care Products 0.03%
Solventum Corp. Term Loan	5.309% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	190,071	190,547

Health Care Services 0.14%
IQVIA, Inc. 2022 Term Loan A2	5.172% - 5.27% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	881,579	882,959

Oil & Gas 0.41%
Diamondback E&P LLC Delayed Draw Term Loan	5.356% (1 mo. USD Term SOFR + 1.25%	)	11/5/2027	1,687,333	1,689,442
Occidental Petroleum Corp. 2 Year Term Loan	5.684% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	906,430	907,563
Total					2,597,005

Real Estate Investment Trusts 0.29%
Invitation Homes Operating Partnership LP 2024 Term Loan	4.909% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	1,856,000	1,856,000

See Notes to Financial Statements.	205

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Regional 0.12%
Seminole Tribe of Florida 2022 Term Loan A	5.152% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	$750,000	$749,062

Retail 0.53%
KFC Holding Co. 2021 Term Loan B	5.827% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	1,453,498	1,461,070
Lowe’s Cos., Inc. Delayed Draw Term Loan	4.935% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	1,895,000	1,887,894
Total					3,348,964
Total Floating Rate Loans (cost $14,619,814)					14,630,596

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.91%

Bermuda 0.56%
Bermuda Government International Bonds(b)	3.717%		1/25/2027	3,600,000	3,592,728

Italy 0.23%
Cassa Depositi e Prestiti SpA†	4.375%		10/1/2030	1,470,000	1,485,107

Japan 0.27%
Development Bank of Japan, Inc.†(b)	4.00%		8/28/2027	1,706,000	1,712,245

Kazakhstan 0.07%
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	436,000	442,996

Kuwait 0.29%
Kuwait International Government Bonds†	4.016%		10/9/2028	1,850,000	1,851,447

Romania 0.41%
Romania Government International Bonds	5.25%		11/25/2027	2,550,000	2,591,018

Saudi Arabia 0.08%
Saudi Government International Bonds†	5.125%		1/13/2028	490,000	500,951
Total Foreign Government Obligations (cost $12,059,971)					12,176,492

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K100 Class A2 (Cost $5,945,171)	2.673%		9/25/2029	6,290,000	6,023,374

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.99%
Federal Home Loan Mortgage Corp.	5.203% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	721,911	732,621
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	420,503	427,131

206	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.441% (30 day USD SOFR Average + 2.16%	)#	8/1/2055	$297,090	$302,501
Federal Home Loan Mortgage Corp.	5.525% (30 day USD SOFR Average + 2.30%	)#	7/1/2055	752,497	766,034
Federal Home Loan Mortgage Corp.	5.639% (30 day USD SOFR Average + 2.12%	)#	8/1/2055	420,195	429,342
Federal Home Loan Mortgage Corp.	5.883% (30 day USD SOFR Average + 2.11%	)#	5/1/2055	599,677	616,373
Federal Home Loan Mortgage Corp.	6.017% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	284,287	292,954
Federal National Mortgage Association	5.029% (30 day USD SOFR Average + 2.30%	)#	2/1/2055	412,580	418,534
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	165,922	169,027
Federal National Mortgage Association	5.583% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	99,833	102,074
Federal National Mortgage Association	5.714% (30 day USD SOFR Average + 2.21%	)#	8/1/2055	634,358	650,291
Federal National Mortgage Association	5.914% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	172,798	177,952
Federal National Mortgage Association	6.00%		10/1/2038 - 5/1/2039	3,919,116	4,089,947
Federal National Mortgage Association	6.002% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	2,245,422	2,320,166
Uniform Mortgage-Backed Security(f)	4.50%		TBA	1,237,000	1,236,903
Uniform Mortgage-Backed Security(f)	5.00%		TBA	2,629,000	2,659,417
Uniform Mortgage-Backed Security(f)	5.50%		TBA	3,560,000	3,643,830
Total Government Sponsored Enterprises Pass-Throughs (cost $18,993,573)					19,035,097

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.23%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,267,634	1,249,572
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	2,480,000	2,608,264
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	3,088,820
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,400,000	1,480,627
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	227,174	216,486
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,050,000	1,109,968
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,040,000	1,094,382
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	213,766	202,583

See Notes to Financial Statements.	207

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2021-B28 Class A2	1.786%		8/15/2054	$1,152,556	$1,126,173
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,430,000	1,491,299
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,040,000	2,144,263
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(g)	8/15/2058	690,000	720,418
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	940,000	988,960
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	750,000	774,962
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.351% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	343,880	344,243
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	493,807	491,214
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	1,560,000	1,542,635
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,512,300
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(g)	5/25/2065	133	133
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.072% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	94,088	94,096
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	14,324	14,186
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	423,187
GS Mortgage Securities Trust Series 2016-GS4 Class A3	3.178%		11/10/2049	1,457,539	1,444,798
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	1,150,000	1,132,974
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	2,010,000	1,910,330
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,990,000	2,088,164
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(g)	3/15/2051	950,000	939,049
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,600,000	1,681,360
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,316,000	1,383,373
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,978,166)					33,298,819

208	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 18.62%
U.S. Treasury Notes	3.50%	9/30/2026	$3,251,000	$3,246,641
U.S. Treasury Notes	3.75%	8/15/2027	14,275,000	14,327,695
U.S. Treasury Notes	3.875%	10/15/2027	19,179,900	19,304,644
U.S. Treasury Notes	4.00%	12/15/2027	19,981,500	20,179,363
U.S. Treasury Notes	4.00%	2/29/2028	8,879,000	8,975,767
U.S. Treasury Notes	4.125%	1/31/2027	21,536,000	21,663,029
U.S. Treasury Notes	4.25%	3/15/2027	14,146,000	14,265,357
U.S. Treasury Notes	4.625%	6/15/2027	16,444,000	16,707,361
Total U.S. Treasury Obligations (cost $117,983,121)				118,669,857
Total Long-Term Investments (cost $628,947,308)				634,240,187

SHORT-TERM INVESTMENTS 0.93%

REPURCHASE AGREEMENTS 0.73%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $2,397,400 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $3,188,745; proceeds: $3,127,057 (cost $3,126,146)			3,126,146	3,126,146
Repurchase Agreement dated 11/28/2025, 3.850% due 12/1/2025 with JPMorgan Securities LLC collateralized by $1,528,700 of U.S. Treasury Note at 3.500% due 11/15/2028; value: $1,530,612; proceeds: $1,500,481 (cost $1,500,000)			1,500,000	1,500,000
Total Repurchase Agreements (cost $4,626,146)				4,626,146

Time Deposits 0.02%
CitiBank N.A.(h) (cost $129,682)			129,682	129,682

			Shares

Money Market Funds 0.18%
Fidelity Government Portfolio(h) (cost $1,167,134)			1,167,134	1,167,134
Total Short-Term Investments (cost $5,922,962)				5,922,962
Total Investments in Securities 100.47% (cost $634,870,270)				640,163,149
Other Assets and Liabilities – Net(i) (0.47)%				(3,007,545)
Net Assets 100.00%				$637,155,604

See Notes to Financial Statements.	209

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2025

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $237,808,008, which represents 37.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond - Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis (See Note 2(l)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at November 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$43,600,000	$(752,010)	$(1,000,922)	$(1,752,932)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	8,700,000	–	(99,923)	(99,923)
Total					$(752,010)	$(1,100,845)	$(1,852,855)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	1,435	Long	$299,615,846	$299,713,205	$97,359

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	334	Short	$(36,599,384)	$(36,661,719)	$(62,335)

210	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION CORE BOND FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$170,005,120	$–	$170,005,120
Corporate Bonds	–	260,400,832	–	260,400,832
Floating Rate Loans	–	14,630,596	–	14,630,596
Foreign Government Obligations	–	12,176,492	–	12,176,492
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	6,023,374	–	6,023,374
Government Sponsored Enterprises Pass-Throughs	–	19,035,097	–	19,035,097
Non-Agency Commercial Mortgage-Backed Securities	–	33,298,819	–	33,298,819
U.S. Treasury Obligations	–	118,669,857	–	118,669,857
Short-Term Investments
Repurchase Agreements	–	4,626,146	–	4,626,146
Time Deposits	–	129,682	–	129,682
Money Market Funds	1,167,134	–	–	1,167,134
Total	$1,167,134	$638,996,015	$–	$640,163,149
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,852,855)	–	(1,852,855)
Futures Contracts
Assets	97,359	–	–	97,359
Liabilities	(62,335)	–	–	(62,335)
Total	$35,024	$(1,852,855)	$–	$(1,817,831)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	211

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.25%

ASSET-BACKED SECURITIES 23.55%

Automobiles 7.52%
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	$17,898,333	$17,982,636
Ally Bank Auto Credit-Linked Notes Series 2025-A Class C†	4.844%		6/15/2033	23,448,538	23,549,069
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	26,509,968	26,600,182
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,640,607
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	15,870,311	15,989,012
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	39,019,000	39,342,799
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	11,612,500	11,573,148
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,886,523
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.172% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	19,113,320	19,175,209
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%		2/26/2029	22,660,000	22,878,615
BOF URSA VI Funding Trust I Series 2023-CAR2 Class A2†	5.542%		10/27/2031	9,019,180	9,076,787
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	45,888,058
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,245,824
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%		3/15/2029	43,685,000	43,718,703
CarMax Select Receivables Trust Series 2025-B Class C	4.83%		6/16/2031	25,750,000	25,909,089
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	1,749,628	1,729,446
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	39,752,125	39,835,517
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	41,411,016	41,795,327
Chase Auto Owner Trust Series 2024-2A Class A3†	5.52%		6/25/2029	14,212,804	14,406,340
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,288,396
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	25,000,000	25,075,045
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	72,681,355	73,485,167

212	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	$31,349,081	$31,533,006
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	102,038,127	102,753,026
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%	4/15/2031	14,430,000	14,582,560
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	7,883,000	8,025,088
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%	6/15/2034	42,940,000	43,724,604
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%	8/15/2028	24,306,774	24,363,521
Enterprise Fleet Financing LLC Series 2025-3 Class A2†	4.50%	4/20/2028	39,750,000	39,946,993
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%	3/22/2032	22,748,000	23,219,680
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	2,680,731	2,662,773
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	40,517,308
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	23,480,000	23,970,122
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	16,473,000	16,615,251
Exeter Automobile Receivables Trust Series 2024-2A Class D	5.92%	2/15/2030	10,950,000	11,150,151
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	35,643,000	36,249,401
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%	12/16/2030	15,325,000	15,572,814
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	29,455,000	30,233,911
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	60,000,000	59,962,884
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%	8/15/2035	47,464,000	48,406,412
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	36,805,551	37,154,873
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%	5/15/2028	13,015,000	12,969,710
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	7,364,000	7,560,639
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%	1/16/2029	19,841,000	19,956,328
GLS Auto Receivables Issuer Trust Series 2025-3A Class C†	4.69%	5/15/2031	30,000,000	30,113,976

See Notes to Financial Statements.	213

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	$120,499,000	$117,847,841
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	68,902,999	69,569,511
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	28,490,371	28,965,747
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	22,516,685	22,762,290
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	30,000,000	30,306,396
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	83,420,000	84,048,019
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	10,398,427	10,404,356
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	20,081,440
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	23,320,000	23,648,122
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	75,093,037	75,599,442
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	69,730,000	70,056,908
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	30,000,000	30,352,167
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	53,240,000	53,695,426
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	25,699,349	25,893,616
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	27,765,000	28,105,132
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	948,471	949,318
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	24,147,424	24,353,795
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	22,785,136	22,907,821
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	2,870,904	2,876,745
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	16,550,000	16,715,697
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	47,857,623	48,046,593
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	24,150,000	24,461,921
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	29,155,000	30,023,819
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,158,575
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	26,240,000	26,417,322

214	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	$58,500,000	$58,602,469
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,605,000	65,932,723
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	65,000,000	65,181,642
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,620,000	31,869,444
Santander Drive Auto Receivables Trust Series 2025-2 Class A2	4.71%	6/15/2028	17,513,866	17,549,293
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	48,801,370	48,912,891
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	67,042,000	67,367,462
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	51,230,000	51,343,874
SCCU Auto Receivables Trust Series 2025-1A Class A3†	4.57%	1/15/2031	16,500,000	16,656,408
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	27,208,345	27,388,739
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	24,603,339	24,735,629
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	44,596,798	45,056,591
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	42,850,000	43,091,773
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	65,175,000	65,546,093
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	8,500,000	8,696,800
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	15,003,000	15,359,480
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,511,707
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,757,682
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,384,628
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,400,000	32,592,352
Westlake Automobile Receivables Trust Series 2025-2A Class A3†	4.51%	5/15/2029	24,000,000	24,090,355

See Notes to Financial Statements.	215

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2025-2A Class C†	4.85%		1/15/2031	$34,030,000	$34,256,790
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	72,105,000	72,283,215
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%		9/19/2039	50,650,610	51,083,004
World Omni Select Auto Trust Series 2023-A Class C	6.00%		1/16/2029	25,000,000	25,322,140
World Omni Select Auto Trust Series 2025-A Class A3	4.08%		8/15/2031	28,450,000	28,478,422
Total					3,235,616,155

Credit Card 0.46%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	20,402,000	20,824,478
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	92,200,000	92,661,000	(a)
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	41,992,000	42,386,742
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	43,450,000	44,328,394
Total					200,200,614

Other 15.30%
ACREC Ltd. Series 2021-FL1 Class A†	5.227% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	17,479,012	17,480,341
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	73,806,862
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	32,949,726
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,765,000	16,808,234
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	65,727,000	66,293,179
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	64,550,000	64,738,195
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.00% (3 mo. USD Term SOFR + 1.13%	)#	12/2/2034	15,000,000	15,007,470
AGL CLO 17 Ltd. Series 2022-17A Class AR†	4.82% (3 mo. USD Term SOFR + 0.95%	)#	1/21/2035	8,700,000	8,687,124
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	4.984% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2035	33,090,000	33,106,479
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.834% (3 mo. USD Term SOFR + 0.95%	)#	10/20/2031	19,103,974	19,070,619

216	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2018-2A Class BR3†	5.134% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2031	$16,500,000	$16,511,847
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.104% (3 mo. USD Term SOFR + 1.22%	)#	7/18/2034	78,130,000	78,061,636
Apidos CLO XXV Ltd. Series 2016-25A Class A1R3†	5.024% (3 mo. USD Term SOFR + 1.14%	)#	1/20/2037	47,000,000	47,006,580
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.266% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	40,937,659	40,957,514
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	4,780,487	4,674,970
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	12,867,124	11,861,467
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.314% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	46,480,000	46,614,850
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.592% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	21,581,109	21,585,260
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	153,475,000	153,591,794
ARES LXV CLO Ltd. Series 2022-65A Class A1R†	4.978% (3 mo. USD Term SOFR + 1.12%	)#	7/25/2034	111,970,000	112,014,564
ARES XLIV CLO Ltd. Series 2017-44A Class A1RR†	5.035% (3 mo. USD Term SOFR + 1.13%	)#	4/15/2034	28,250,000	28,241,214
ASP WHCO Partner 2 LP Series NULL	6.529%	#(b)	3/29/2029	85,000,000	84,996,838	(a)
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.90% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	10,000,000	9,990,770
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.034% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	20,930,000	20,931,005
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.925% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	27,710,000	27,707,229
Bain Capital Credit CLO Ltd. Series 2022-3A Class A1R†	5.042% (3 mo. USD Term SOFR + 1.16%	)#	7/17/2035	81,230,000	81,270,534
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	5.196% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	35,238,976	35,250,006
Barings CLO Ltd. Series 2021-3A Class AR†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	71,770,000	71,755,718
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	20,000,000	20,014,080

See Notes to Financial Statements.	217

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.995% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	$58,000,000	$57,981,672
BDS LLC Series 2025-FL15 Class A†	5.359% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	57,330,000	57,378,690
BDS LLC Series 2025-FL16 Class A†(c)	–	(d)	7/19/2043	42,710,000	42,750,041
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.107% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	54,530,000	54,250,970
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.345% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	36,470,000	36,504,012
Canyon Capital CLO Ltd. Series 2019-2A Class AR2†	4.915% (3 mo. USD Term SOFR + 1.01%	)#	10/15/2034	10,500,000	10,481,163
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.405% (3 mo. USD Term SOFR + 1.50%	)#	10/15/2034	13,500,000	13,510,881
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.935% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	17,350,000	17,346,374
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.126% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	13,102,037	13,102,312
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class AJR3†	5.084% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2032	8,000,000	8,006,496
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	1/20/2032	16,220,000	16,234,712
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.974% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	47,960,000	47,984,076
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.938% (3 mo. USD Term SOFR + 1.08%	)#	1/25/2035	35,055,000	35,019,700
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	189,550,000	189,606,675
CarVal CLO I Ltd. Series 2018-1A Class AR†	5.124% (3 mo. USD Term SOFR + 1.23%	)#	7/16/2031	6,170,978	6,179,136
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.284% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2032	16,000,000	15,968,560
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.058% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	55,590,000	55,469,870
Cedar Funding VI CLO Ltd. Series 2016-6A Class AR3†	4.974% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	110,000,000	109,965,900
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,215,000	28,417,589
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	46,190,000	46,910,555

218	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Clover CLO LLC Series 2021-3A Class AR†	4.928% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	$46,460,000	$46,488,945
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.654% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	39,391,000	39,408,608
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.984% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	98,430,000	97,985,982
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.985% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	89,220,000	89,273,175
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	10,670,000	10,770,613
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.179% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	95,700,000	95,880,969
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	105,530,000	105,534,854
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.012% (3 mo. USD Term SOFR + 1.13%	)#	7/17/2034	124,920,000	125,148,479
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	4.929% (3 mo. USD Term SOFR + 1.04%	)#	8/20/2034	69,410,000	69,395,702
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.815% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	34,000,000	33,954,304
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	18,320,000	18,324,140
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059	3,702,301	3,712,938
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.093% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	5,332,049	5,332,310
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.682% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	14,770,000	14,777,385
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	5.324% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031	6,189,609	6,191,422
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	55,480,000	55,896,449
HPS Loan Management Ltd. Series 2021-16A Class A1R†	4.97% (3 mo. USD Term SOFR + 1.11%	)#	1/23/2035	112,575,000	112,620,030
KKR CLO 15 Ltd. Series 15 Class BR2†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	7,890,000	7,897,827
KKR CLO 23 Ltd. Series 23 Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	17,910,000	17,931,456

See Notes to Financial Statements.	219

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 23 Ltd. Series 23 Class CR†	5.784% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	$7,750,000	$7,756,921
KKR CLO 24 Ltd. Series 24 Class A1R†	5.226% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	68,443,267	68,501,102
KKR CLO 40 Ltd. Series 40A Class AR†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	17,670,000	17,677,881
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	5.655% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2036	6,000,000	6,009,594
LCM 33 Ltd. Series 33A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	65,550,000	65,569,468
LCM 34 Ltd. Series 34A Class A1R†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	122,750,000	122,868,699
LCM 35 Ltd. Series 35A Class A1R†	4.985% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	66,710,000	66,727,611
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	134,215,047
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	33,264,242
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	32,902,000	33,340,485
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.692% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	17,358,010	17,362,174
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	48,000,000	48,009,744
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	21,162,998
Madison Park Funding LII Ltd. Series 2021-52A Class AR†	4.957% (3 mo. USD Term SOFR + 1.10%	)#	1/22/2035	65,000,000	65,018,915
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.138% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	28,370,000	28,392,696
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.817% (3 mo. USD Term SOFR + 0.96%	)#	10/22/2030	119,210,636	119,308,031
Madison Park Funding XXXV Ltd. Series 2019-35A Class A1R†	5.136% (3 mo. USD Term SOFR + 1.25%	)#	4/20/2032	11,626,872	11,638,394
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	67,526,642
MF1 LLC Series 2022-FL9 Class A†	6.11% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	37,977,123	38,000,528
MF1 Ltd. Series 2021-FL7 Class A†	5.153% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	6,629,796	6,630,918
Nassau Ltd. Series 2021-IA Class A1R†	5.015% (3 mo. USD Term SOFR + 1.11%	)#	8/26/2034	70,000,000	69,922,090

220	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.538% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	$33,300,000	$33,374,992
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	5.198% (3 mo. USD Term SOFR + 1.28%	)#	10/15/2037	20,570,000	20,578,290
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.11% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	43,545,000	43,568,601
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	34,265,000	34,388,196
Oaktree CLO Ltd. Series 2021-2A Class AR†	4.875% (3 mo. USD Term SOFR + 0.97%	)#	1/15/2035	92,690,000	92,508,791
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.995% (3 mo. USD Term SOFR + 1.09%	)#	10/15/2033	140,660,000	140,626,523
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	71,500,000	71,500,000
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	74,870,000	74,921,511
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	74,753,661
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,900,299
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	17,513,126
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	32,044,430	32,173,665
Palmer Square CLO Ltd. Series 2015-1A Class A1A5†	4.919% (3 mo. USD Term SOFR + 1.05%	)#	5/21/2034	8,950,000	8,952,578
Parallel Ltd. Series 2021-1A Class BR†	5.555% (3 mo. USD Term SOFR + 1.65%	)#	7/15/2034	18,950,000	18,978,217
Parallel Ltd. Series 2023-1A Class A1R†	5.274% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	106,700,000	106,981,048
PEAC Solutions Receivables LLC Series 2025-1A Class A3†	5.04%		7/20/2032	36,235,000	36,986,271
PFP Ltd. Series 2025-12 Class A†	5.448% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	79,320,000	79,487,726
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	40,045,000	40,238,329
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	12,850,000	12,861,141
Romark CLO Ltd. Series 2017-1A Class A1R†	5.151% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	1,611,600	1,612,341

See Notes to Financial Statements.	221

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.344% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	$75,440,000	$75,494,920
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	10,545,409	10,523,080
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	7,180,000	7,310,212
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	58,660,000	58,937,168
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,628,828
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,783,000	6,719,086
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.978% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	112,880,000	112,936,101
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.992% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2038	66,850,000	66,904,082
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.134% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	77,860,000	77,771,240
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.918% (3 mo. USD Term SOFR + 1.06%	)#	1/25/2035	2,060,000	2,056,766
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	4.908% (3 mo. USD Term SOFR + 1.05%	)#	4/25/2033	46,068,885	46,129,834
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	7/20/2034	79,090,000	79,113,569
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	5.104% (3 mo. USD Term SOFR + 1.22%	)#	1/20/2035	3,000,000	3,003,678
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.924% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	33,750,000	33,749,696
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	93,150,000	93,173,287
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	39,028,003	38,944,015
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	28,797,986	29,053,510
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.226% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	13,213,802	13,251,699
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.154% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	56,840,000	56,874,672
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,189,000	41,747,441
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	57,150,000	58,658,303
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	25,228,000	25,550,896
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	65,158,840
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	9,450,000	9,454,810

222	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.534% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	$3,580,000	$3,582,062
Wellfleet CLO Ltd. Series 2021-3A Class AR†	5.105% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2035	92,810,000	92,865,408
Wind River CLO Ltd. Series 2021-4A Class AR†	5.10% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	125,300,000	125,349,619
Wind River CLO Ltd. Series 2022-1A Class AR†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	164,600,000	164,680,160
Zais CLO 16 Ltd. Series 2020-16A Class A1R2†	5.014% (3 mo. USD Term SOFR + 1.13%	)#	10/20/2034	60,190,000	60,130,773
Total					6,580,144,318

Student Loan 0.27%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	53,020,135	48,670,856
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	50,256,503	46,213,036
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	20,432,042	19,304,459
Total					114,188,351
Total Asset-Backed Securities (cost $10,121,865,257)					10,130,149,438

CONVERTIBLE BONDS 0.15%

Commercial Services 0.10%
Block, Inc.	Zero Coupon		5/1/2026	42,659,000	41,752,496

Equity Real Estate 0.05%
Redfin Corp.	0.50%		4/1/2027	22,512,000	21,116,256
Total Convertible Bonds (cost $62,818,312)					62,868,752

CORPORATE BONDS 52.08%

Aerospace/Defense 1.56%
ATI, Inc.	5.875%		12/1/2027	34,710,000	34,791,152
Boeing Co.	2.196%		2/4/2026	146,439,000	145,854,107
Boeing Co.	2.70%		2/1/2027	31,410,000	30,905,591
Boeing Co.	3.20%		3/1/2029	21,366,000	20,670,875
Boeing Co.	3.25%		2/1/2028	45,505,000	44,711,033
Boeing Co.	5.04%		5/1/2027	20,038,000	20,238,374
Boeing Co.	5.15%		5/1/2030	20,632,000	21,271,740
Boeing Co.	6.259%		5/1/2027	51,466,000	52,899,866
Boeing Co.	6.298%		5/1/2029	63,282,000	67,319,138
Bombardier, Inc. (Canada)†(e)	6.00%		2/15/2028	3,045,000	3,056,611

See Notes to Financial Statements.	223

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Bombardier, Inc. (Canada)†(e)	7.50%		2/1/2029	$8,980,000	$9,378,910
Bombardier, Inc. (Canada)†(e)	7.875%		4/15/2027	5,421,000	5,440,423
Spirit AeroSystems, Inc.	3.85%		6/15/2026	20,922,000	20,908,363
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	43,693,000	45,939,732
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	70,155,000	76,950,344
TransDigm, Inc.†	6.75%		8/15/2028	70,392,000	71,919,154
Total					672,255,413

Agriculture 0.41%
Imperial Brands Finance PLC (United Kingdom)†(e)	3.50%		7/26/2026	2,199,000	2,188,860
Imperial Brands Finance PLC (United Kingdom)†(e)	4.50%		6/30/2028	15,495,000	15,644,520
Imperial Brands Finance PLC (United Kingdom)†(e)	5.50%		2/1/2030	34,448,000	35,851,082
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%		7/27/2027	58,025,000	59,732,635
Japan Tobacco, Inc. (Japan)†(e)	5.25%		6/15/2030	62,276,000	64,896,428
Total					178,313,525

Airlines 0.56%
Air Canada (Canada)†(e)	3.875%		8/15/2026	62,132,000	61,845,708
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†(f)	5.50%		4/20/2026	13,225,120	13,264,835
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.021%		10/20/2029	15,559,000	15,615,800
Southwest Airlines Co.	4.375%		11/15/2028	23,439,000	23,443,324
United Airlines Pass-Through Trust Class AA	3.45%		6/1/2029	6,424,300	6,329,234
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	28,459,822	29,105,612
United Airlines, Inc.†	4.375%		4/15/2026	90,662,000	90,617,050
Total					240,221,563

Auto Manufacturers 2.47%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	74,461,000	73,488,912
Ford Motor Credit Co. LLC	4.271%		1/9/2027	20,620,000	20,531,626
Ford Motor Credit Co. LLC	5.125%		11/5/2026	135,435,000	136,113,812
Ford Motor Credit Co. LLC	5.303%		9/6/2029	64,994,000	65,323,665
Ford Motor Credit Co. LLC	5.80%		3/8/2029	64,650,000	65,921,520
Ford Motor Credit Co. LLC	5.85%		5/17/2027	39,899,000	40,460,813
Ford Motor Credit Co. LLC	6.95%		3/6/2026	10,224,000	10,269,837
Ford Motor Credit Co. LLC	6.95%		6/10/2026	30,378,000	30,691,684
Ford Motor Credit Co. LLC	7.35%		11/4/2027	36,924,000	38,563,901
General Motors Financial Co., Inc.	4.20%		10/27/2028	15,601,000	15,612,503
General Motors Financial Co., Inc.	5.00%		7/15/2027	23,184,000	23,472,486
General Motors Financial Co., Inc.	5.387% (SOFR + 1.29%	)#	1/7/2030	23,103,000	23,064,643

224	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.40%		5/8/2027	$8,286,000	$8,425,949
General Motors Financial Co., Inc.	5.55%		7/15/2029	47,067,000	48,805,554
General Motors Financial Co., Inc.	5.65%		1/17/2029	14,500,000	15,044,661
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	39,933,721
Hyundai Capital America†	4.875%		6/23/2027	27,940,000	28,236,264
Hyundai Capital America†	4.90%		6/23/2028	39,232,000	39,894,062
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	24,236,299
Hyundai Capital America†	6.10%		9/21/2028	35,000,000	36,654,820
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	23,870,000	23,215,881
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	47,313,000	47,163,548
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	13,000,000	13,156,633
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	32,151,000	32,664,130
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	19,838,000	19,927,088
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	37,499,000	37,810,536
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	63,912,516
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	39,108,000	39,766,093
Total					1,062,363,157

Auto Parts & Equipment 0.20%
ZF North America Capital, Inc.†	6.875%		4/14/2028	83,355,000	85,143,715

Banks 6.22%
ABN AMRO Bank NV (Netherlands)†(e)	4.80%		4/18/2026	48,000,000	48,049,121
AIB Group PLC (Ireland)†(e)	5.32% (SOFR + 1.65%	)#	5/15/2031	10,053,000	10,399,661
AIB Group PLC (Ireland)†(e)	6.608% (SOFR + 2.33%	)#	9/13/2029	43,907,000	46,723,125
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(e)	3.75%		3/30/2026	20,000,000	19,903,569
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	114,211,000	112,240,962
Bank of Ireland Group PLC (Ireland)†(e)	5.601% (SOFR + 1.62%	)#	3/20/2030	55,106,000	57,412,459
Barclays PLC (United Kingdom)(e)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	4,346,000	4,265,430
Barclays PLC (United Kingdom)(e)	4.836%		5/9/2028	10,192,000	10,258,111
Barclays PLC (United Kingdom)(e)	5.367% (SOFR + 1.23%	)#	2/25/2031	27,713,000	28,720,697
Barclays PLC (United Kingdom)(e)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	30,351,000	32,123,747
BNP Paribas SA (France)†(e)	1.904% (SOFR + 1.61%	)#	9/30/2028	36,783,389	35,252,557

See Notes to Financial Statements.	225

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(e)	2.591% (SOFR + 1.23%	)#	1/20/2028	$150,439,000	$147,706,068
BNP Paribas SA (France)†(e)	4.375%		5/12/2026	11,186,000	11,183,748
BNP Paribas SA (France)†(e)	5.283% (SOFR + 1.28%	)#	11/19/2030	15,214,000	15,679,309
BPCE SA (France)†(e)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,834,000	21,433,794
BPCE SA (France)†(e)	4.875%		4/1/2026	22,232,000	22,261,278
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028	28,430,000	29,437,042
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	35,514,000	35,774,271
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	64,496,000	65,418,453
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	79,375,000	81,670,747
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	71,051,000	71,606,590
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	36,493,000	37,427,662
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	65,099,000	67,842,514
Danske Bank AS (Denmark)†(e)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	32,816,000	33,134,030
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	80,856,000	82,151,252
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	32,102,000	33,300,508
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	89,929,000	88,170,493
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	87,177,000	87,374,005
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	16,537,000	17,141,143
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	39,256,000	40,681,219
HSBC Holdings PLC (United Kingdom)(e)	4.899% (SOFR + 1.03%	)#	3/3/2029	42,494,000	43,163,393
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026	100,244,000	100,365,599
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	25,634,000	26,599,728
Lloyds Banking Group PLC (United Kingdom)(e)	4.582%		12/10/2025	18,348,000	18,346,160

226	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(e)	4.65%		3/24/2026	$29,589,000	$29,606,602
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	43,947,779
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030	23,243,000	22,273,762
Macquarie Group Ltd. (Australia)†(e)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	38,587,000	38,272,929
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	26,826,000	26,860,767
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	5,565,000	5,607,907
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	24,450,000	25,140,625
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	32,276,000	32,969,773
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	4,350,000	4,479,181
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	40,373,000	41,732,809
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	15,064,000	15,326,849
NatWest Group PLC (United Kingdom)(e)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	12,929,000	13,235,107
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	17,550,000	18,001,497
Popular, Inc.	7.25%		3/13/2028	9,948,000	10,468,101
Santander U.K. Group Holdings PLC (United Kingdom)(e)	2.469% (SOFR + 1.22%	)#	1/11/2028	37,697,000	36,959,336
Santander U.K. Group Holdings PLC (United Kingdom)(e)	4.32% (SOFR + 1.07%	)#	9/22/2029	23,807,000	23,841,256
Santander U.K. Group Holdings PLC (United Kingdom)(e)	6.534% (SOFR + 2.60%	)#	1/10/2029	90,734,000	94,934,512
Societe Generale SA (France)†(e)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027	22,305,000	22,004,856
Societe Generale SA (France)†(e)	5.25%		2/19/2027	70,472,000	71,259,620
Synchrony Bank	5.625%		8/23/2027	17,509,000	17,867,067
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	23,827,000	24,738,817
U.S. Bancorp(f)	5.046% (SOFR + 1.06%	)#	2/12/2031	103,708,000	106,877,308

See Notes to Financial Statements.	227

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp(f)	5.384% (SOFR + 1.56%	)#	1/23/2030	$18,342,000	$19,032,576
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	30,609,000	31,858,215
UBS Group AG (Switzerland)†(e)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	32,133,000	31,535,890
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	57,857,000	57,516,532
UBS Group AG (Switzerland)†(e)	4.253%		3/23/2028	28,073,000	28,094,662
UBS Group AG (Switzerland)†(e)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	12,515,510
UBS Group AG (Switzerland)†(e)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	10,079,349
UBS Group AG (Switzerland)†(e)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	31,428,000	32,565,548
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	31,767,000	32,395,815
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	74,108,000	76,822,704
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	31,837,000	33,718,588
Total					2,675,760,294

Beverages 0.29%
Bacardi Ltd.†	4.70%		5/15/2028	19,219,000	19,386,659
Bacardi-Martini BV (Netherlands)†(e)	5.55%		2/1/2030	40,549,000	42,027,577
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%		4/27/2029	15,615,000	15,331,349
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	29,985,000	30,085,747
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	19,540,000	19,751,698
Total					126,583,030

Biotechnology 0.60%
Illumina, Inc.	2.55%		3/23/2031	11,413,000	10,343,579
Illumina, Inc.	4.65%		9/9/2026	26,121,000	26,199,345
Illumina, Inc.	4.75%		12/12/2030	53,233,000	53,530,906
Illumina, Inc.	5.75%		12/13/2027	63,913,000	65,649,694
Royalty Pharma PLC	2.20%		9/2/2030	10,419,000	9,450,157
Royalty Pharma PLC(f)	4.45%		3/25/2031	58,818,000	58,735,523
Royalty Pharma PLC	5.15%		9/2/2029	31,759,000	32,643,106
Total					256,552,310

228	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.24%
Celanese U.S. Holdings LLC	6.665%	7/15/2027	$64,227,000	$66,152,654
EQUATE Petrochemical Co. KSC (Kuwait)(e)	4.25%	11/3/2026	11,980,000	11,958,870
EQUATE Petrochemical Co. KSC (Kuwait)(e)	4.25%	11/3/2026	2,445,000	2,440,688
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.25%	2/13/2030	22,470,000	23,090,364
Total				103,642,576

Commercial Services 1.32%
Ashtead Capital, Inc.†	4.375%	8/15/2027	19,023,000	19,025,345
Block, Inc.	2.75%	6/1/2026	65,057,000	64,600,443
Block, Inc.†	5.625%	8/15/2030	13,721,000	13,990,878
GEO Group, Inc.	8.625%	4/15/2029	54,087,000	57,184,292
Global Payments, Inc.	4.50%	11/15/2028	45,868,000	46,032,051
Global Payments, Inc.	4.875%	11/15/2030	76,678,000	76,897,735
GXO Logistics, Inc.	6.25%	5/6/2029	72,957,000	76,652,451
Herc Holdings, Inc.†	5.50%	7/15/2027	53,492,000	53,523,485
Matthews International Corp.†	8.625%	10/1/2027	20,307,000	20,997,540
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026	1,295,000	1,300,078
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	59,621,000	60,868,150
Sotheby’s†	7.375%	10/15/2027	19,700,000	19,625,430
Triton Container International Ltd.†	2.05%	4/15/2026	56,086,000	55,486,992
Total				566,184,870

Computers 0.34%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	10,695,000	10,526,593
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	51,889,000	49,778,633
Gartner, Inc.†	4.50%	7/1/2028	86,313,000	86,050,645
Total				146,355,871

Diversified Financial Services 4.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	9/10/2029	33,329,000	33,744,313
AG Issuer LLC†	6.25%	3/1/2028	30,514,000	30,638,680
Air Lease Corp.	4.625%	10/1/2028	10,500,000	10,558,180
Aircastle Ltd.†	5.95%	2/15/2029	32,497,000	33,942,037
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	18,811,000	19,040,897
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	10,533,000	10,786,872
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	36,535,000	36,650,398
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	32,247,000	33,312,142
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	39,768,000	41,931,830

See Notes to Financial Statements.	229

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	5.375%	7/15/2029	$21,957,000	$22,564,774
Aviation Capital Group LLC†	6.25%	4/15/2028	30,432,000	31,664,580
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%	11/12/2030	36,290,000	36,117,227
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%	2/21/2026	11,308,000	11,238,826
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%	11/18/2027	14,789,000	14,315,792
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.75%	2/21/2028	46,867,000	45,289,591
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.25%	2/15/2027	21,656,000	21,387,876
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.95%	1/15/2028	32,146,000	32,538,682
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%	1/15/2026	20,268,000	20,277,097
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	3/1/2029	61,712,000	63,980,815
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	11/15/2029	68,703,000	71,458,578
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	15,827,000	16,506,812
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	75,262,000	77,347,010
Equitable America Global Funding†	4.65%	6/9/2028	23,580,000	23,863,345
GGAM Finance Ltd. (Ireland)†(e)	8.00%	2/15/2027	40,098,000	41,086,015
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	87,805,000	86,497,153
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	57,034,000	57,036,597
Jefferson Capital Holdings LLC†	9.50%	2/15/2029	5,600,000	5,932,466
LPL Holdings, Inc.†	4.00%	3/15/2029	88,110,000	86,377,479
LPL Holdings, Inc.†	4.625%	11/15/2027	13,040,000	13,044,979
LPL Holdings, Inc.	4.90%	4/3/2028	19,338,000	19,622,706
LPL Holdings, Inc.	5.15%	6/15/2030	28,602,000	29,252,786
LPL Holdings, Inc.	5.20%	3/15/2030	12,243,000	12,549,187
LPL Holdings, Inc.	5.70%	5/20/2027	16,168,000	16,476,943
LPL Holdings, Inc.	6.75%	11/17/2028	45,532,000	48,605,892
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%	3/17/2030	10,942,000	11,106,318
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%	3/26/2029	63,428,000	66,721,074
Nationstar Mortgage Holdings, Inc.†(f)	6.50%	8/1/2029	7,690,000	7,887,364
Navient Corp.	4.875%	3/15/2028	2,000,000	1,976,344
Navient Corp.	5.00%	3/15/2027	25,860,000	25,857,957
Navient Corp.	6.75%	6/15/2026	33,190,000	33,656,585
OneMain Finance Corp.	6.625%	1/15/2028	40,485,000	41,555,950
Rocket Cos., Inc.†	6.125%	8/1/2030	42,770,000	44,431,272
Rocket Cos., Inc.†	6.50%	8/1/2029	39,000,000	40,503,177
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†(f)	2.875%	10/15/2026	139,385,000	137,235,509
SLM Corp.	3.125%	11/2/2026	19,870,000	19,512,783

230	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	$80,548,000	$81,213,191
Stellantis Financial Services U.S. Corp.†	5.40%		9/15/2030	31,601,000	31,908,367
Synchrony Financial	3.70%		8/4/2026	15,918,000	15,853,201
Synchrony Financial	3.95%		12/1/2027	26,175,000	25,978,046
Synchrony Financial(f)	5.019% (SOFR + 1.40%	)#	7/29/2029	43,107,000	43,567,798
United Wholesale Mortgage LLC†	5.75%		6/15/2027	32,358,000	32,458,633
Total					1,817,062,126

Electric 3.29%
AES Corp.	5.45%		6/1/2028	61,750,000	63,209,609
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	59,730,806
Algonquin Power & Utilities Corp. (Canada)(e)	5.365%	(g)	6/15/2026	68,347,000	68,702,451
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,714,047
Ameren Corp.	5.00%		1/15/2029	7,563,000	7,745,551
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028	12,691,000	12,744,865
Black Hills Corp.	5.95%		3/15/2028	36,563,000	37,948,900
Calpine Corp.†	5.125%		3/15/2028	43,368,000	43,612,596
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	52,478,000	53,518,552
CenterPoint Energy, Inc.	5.40%		6/1/2029	12,678,000	13,151,722
Comision Federal de Electricidad (Mexico)†(e)	4.688%		5/15/2029	67,473,000	66,773,953
Comision Federal de Electricidad (Mexico)(e)	5.70%		1/24/2030	28,058,000	28,542,000
Electricite de France SA (France)†(e)	5.70%		5/23/2028	98,145,000	101,517,866
Enel Finance International NV (Netherlands)†(e)	4.375%		9/30/2030	23,270,000	23,246,548
Enel Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	42,961,000	44,181,230
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	24,269,126
Eversource Energy	5.95%		2/1/2029	33,504,000	35,070,642
Fells Point Funding Trust†	3.046%		1/31/2027	114,348,000	112,826,369
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	25,981,449
Liberty Utilities Co.†	5.577%		1/31/2029	51,528,000	53,395,896
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	27,528,000	27,750,426
NRG Energy, Inc.†	2.00%		12/2/2025	13,293,000	13,292,117
NRG Energy, Inc.†	4.734%		10/15/2030	41,525,000	41,474,381
Pacific Gas & Electric Co.	3.15%		1/1/2026	97,365,878	97,239,521
Pacific Gas & Electric Co.	3.30%		12/1/2027	33,877,000	33,301,395
Pacific Gas & Electric Co.	5.00%		6/4/2028	33,863,000	34,428,911
Pacific Gas & Electric Co.	5.45%		6/15/2027	15,023,000	15,248,630
Pacific Gas & Electric Co.	5.55%		5/15/2029	28,749,000	29,738,041
Palomino Funding Trust I†	7.233%		5/17/2028	29,716,000	31,469,804

See Notes to Financial Statements.	231

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pinnacle West Capital Corp.	4.90%	5/15/2028	$9,393,000	$9,556,745
PSEG Power LLC†	5.20%	5/15/2030	23,768,000	24,409,128
Terraform Global Operating LP†	6.125%	3/1/2026	8,301,000	8,251,851
TransAlta Corp. (Canada)(e)	7.75%	11/15/2029	6,790,000	7,099,719
Vistra Operations Co. LLC†	3.70%	1/30/2027	39,766,000	39,498,772
Vistra Operations Co. LLC†	4.30%	10/15/2028	56,566,000	56,456,262
Vistra Operations Co. LLC†	5.05%	12/30/2026	10,942,000	11,043,498
Vistra Operations Co. LLC†	5.625%	2/15/2027	42,627,000	42,705,178
Total				1,414,848,557

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	39,086,000	39,558,536

Electronics 0.06%
TD SYNNEX Corp.	4.30%	1/17/2029	27,774,000	27,786,942

Energy-Alternate Sources 0.16%
Greenko Dutch BV (Netherlands)†(e)	3.85%	3/29/2026	32,835,400	32,583,680
Greenko Dutch BV (Netherlands)(e)	3.85%	3/29/2026	37,614,525	37,326,167
Total				69,909,847

Engineering & Construction 0.36%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	52,295,000	55,237,565
MasTec, Inc.†	4.50%	8/15/2028	56,222,000	56,124,779
MasTec, Inc.	5.90%	6/15/2029	39,725,000	41,564,715
Total				152,927,059

Entertainment 0.63%
Churchill Downs, Inc.†	5.50%	4/1/2027	48,527,000	48,646,522
Empire Resorts, Inc.†	7.75%	11/1/2026	1,940,000	1,893,972
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029	66,919,000	69,061,680
Six Flags Entertainment Corp.†(f)	5.50%	4/15/2027	61,622,000	60,871,951
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.375%	4/15/2027	6,000,000	5,954,804
Warnermedia Holdings, Inc.	3.755%	3/15/2027	50,470,000	49,974,889
Warnermedia Holdings, Inc.	4.054%	3/15/2029	34,733,000	33,719,752
Total				270,123,570

Food 0.96%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	129,404,000	129,450,689

232	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	$37,265,000	$37,363,566
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	74,241,435
Conagra Brands, Inc.	4.85%	11/1/2028	93,876,000	95,187,102
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(e)	3.00%	2/2/2029	33,905,000	32,697,467
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	20,770,000	20,832,518
Performance Food Group, Inc.†	5.50%	10/15/2027	22,200,000	22,222,062
Total				411,994,839

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	15,649,000	16,092,135

Gas 0.60%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	55,088,609
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	25,200,186
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,732,267
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	35,113,852
Snam SpA (Italy)†(e)	5.00%	5/28/2030	23,780,000	24,380,043
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	43,292,008
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,479,352
Total				257,286,317

Health Care-Products 0.35%
180 Medical, Inc.†	3.875%	10/15/2029	41,403,000	40,300,943
Baxter International, Inc.	2.272%	12/1/2028	11,625,000	10,950,146
Baxter International, Inc.(c)	4.45%	2/15/2029	11,161,000	11,212,753
Baxter International, Inc.(c)	4.90%	12/15/2030	57,037,000	57,381,797
Solventum Corp.	5.40%	3/1/2029	31,138,000	32,209,273
Total				152,054,912

Health Care-Services 1.42%
Centene Corp.	2.45%	7/15/2028	59,546,000	55,560,646
Centene Corp.	4.25%	12/15/2027	243,796,000	240,992,517
CommonSpirit Health	4.352%	9/1/2030	15,390,000	15,414,826
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,462,677
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,676,000	15,332,637
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,521,186
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	20,518,000	21,609,476

See Notes to Financial Statements.	233

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Icon Investments Six DAC (Ireland)(e)	5.809%	5/8/2027	$23,601,000	$24,077,530
Icon Investments Six DAC (Ireland)(e)	5.849%	5/8/2029	48,779,000	50,948,726
IQVIA, Inc.†	5.00%	5/15/2027	3,125,000	3,126,972
IQVIA, Inc.	5.70%	5/15/2028	10,509,000	10,868,671
IQVIA, Inc.	6.25%	2/1/2029	37,982,000	40,069,415
Molina Healthcare, Inc.†	4.375%	6/15/2028	29,000,000	28,242,537
Rede D’or Finance SARL (Luxembourg)(e)(f)	4.95%	1/17/2028	12,094,000	12,077,055
Tenet Healthcare Corp.	6.125%	10/1/2028	42,139,000	42,355,173
Universal Health Services, Inc.	4.625%	10/15/2029	20,530,000	20,668,870
Total				611,328,914

Home Furnishings 0.01%
Leggett & Platt, Inc.	3.50%	11/15/2027	2,992,000	2,932,945

Insurance 3.70%
AEGON Funding Co. LLC†	5.50%	4/16/2027	31,375,000	31,887,299
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	147,558,000	148,160,037
Aon Corp.	8.205%	1/1/2027	71,754,000	74,699,786
Athene Global Funding†	1.985%	8/19/2028	10,704,000	10,030,445
Athene Global Funding†	4.721%	10/8/2029	29,969,000	30,001,652
Athene Global Funding†	5.38%	1/7/2030	49,427,000	50,556,846
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,589,528
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,403,052
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,623,066
Brighthouse Financial Global Funding†	5.65%	6/10/2029	51,015,000	52,283,383
Brown & Brown, Inc.	4.70%	6/23/2028	9,341,000	9,438,094
Brown & Brown, Inc.	4.90%	6/23/2030	12,025,000	12,192,418
CNO Global Funding†	4.375%	9/8/2028	23,490,000	23,563,483
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,886,214
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,573,165
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,524,716
Corebridge Global Funding†	5.20%	1/12/2029	14,170,000	14,551,864
Equitable Financial Life Global Funding†	5.45%	3/3/2028	47,266,000	48,547,666
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,819,119
F&G Global Funding†	1.75%	6/30/2026	36,106,000	35,582,388
F&G Global Funding†	2.00%	9/20/2028	16,130,000	15,088,348
F&G Global Funding†	4.65%	9/8/2028	15,369,000	15,423,764
F&G Global Funding†	5.875%	6/10/2027	20,918,000	21,367,704

234	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
FWD Group Holdings Ltd. (Hong Kong)†(e)	5.252%	9/22/2030	$14,797,000	$14,898,559
GA Global Funding Trust†	4.40%	9/23/2027	58,359,000	58,527,228
GA Global Funding Trust†	4.50%	9/18/2030	62,872,000	62,132,367
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	72,279,437
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,577,661
Jackson National Life Global Funding†	4.55%	9/9/2030	40,063,000	40,151,618
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,661,995
Jackson National Life Global Funding†	4.70%	6/5/2028	56,094,000	56,669,873
Jackson National Life Global Funding†	5.35%	1/13/2030	16,847,000	17,499,526
Jackson National Life Global Funding†	5.55%	7/2/2027	14,912,000	15,232,845
Lincoln Financial Global Funding†	5.30%	1/13/2030	32,519,000	33,672,260
MGIC Investment Corp.	5.25%	8/15/2028	49,260,000	49,261,242
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	24,360,817
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	38,477,245
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,844,284
Protective Life Corp.†	4.70%	1/15/2031	41,909,000	42,099,257
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,381,690
Sammons Financial Group Global Funding†	5.05%	1/10/2028	19,748,000	20,071,290
Sammons Financial Group Global Funding†	5.10%	12/10/2029	30,589,000	31,545,499
Western-Southern Global Funding†	4.50%	7/16/2028	31,648,000	31,928,263
Total				1,593,066,993

Internet 0.98%
AppLovin Corp.	5.125%	12/1/2029	60,922,000	62,334,915
Prosus NV (Netherlands)†(e)	3.257%	1/19/2027	60,280,000	59,340,188
Rakuten Group, Inc. (Japan)†(e)	11.25%	2/15/2027	108,919,000	116,796,565
Uber Technologies, Inc.†	4.50%	8/15/2029	183,255,000	183,450,991
Total				421,922,659

Investment Companies 0.69%
Blackstone Private Credit Fund	2.625%	12/15/2026	56,920,000	55,777,733
Blackstone Private Credit Fund	3.25%	3/15/2027	4,008,000	3,936,798
Blackstone Private Credit Fund	4.95%	9/26/2027	11,337,000	11,411,657
Blackstone Secured Lending Fund	2.125%	2/15/2027	22,196,000	21,526,002
Blackstone Secured Lending Fund	3.625%	1/15/2026	63,344,000	63,252,857
Blackstone Secured Lending Fund	5.875%	11/15/2027	15,567,000	15,894,942
Blue Owl Credit Income Corp.	3.125%	9/23/2026	4,009,000	3,958,732
Blue Owl Credit Income Corp.	4.70%	2/8/2027	15,198,000	15,122,705
Blue Owl Technology Finance Corp.†	3.75%	6/17/2026	15,593,000	15,483,927

See Notes to Financial Statements.	235

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Investment Companies (continued)
Blue Owl Technology Finance Corp.†	6.10%	3/15/2028	$15,000,000	$15,040,188
Blue Owl Technology Finance Corp.	6.75%	4/4/2029	10,500,000	10,695,241
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	22,433,000	22,264,861
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	38,970,000	40,442,461
Total				294,808,104

Leisure Time 1.13%
Carnival Corp.†	4.00%	8/1/2028	188,404,000	185,275,702
Carnival Corp.†	7.00%	8/15/2029	42,258,000	44,470,756
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,807,000	3,758,332
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	35,385,000	35,372,798
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	85,913,000	86,587,235
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	50,727,000	50,846,676
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	69,488,000	70,735,264
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,511,463
Total				486,558,226

Lodging 0.24%
Hyatt Hotels Corp.	5.25%	6/30/2029	22,978,000	23,660,420
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	73,605,378
Las Vegas Sands Corp.	5.90%	6/1/2027	4,138,000	4,215,891
Total				101,481,689

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	39,966,000	39,658,146

Machinery-Diversified 0.93%
Chart Industries, Inc.†	7.50%	1/1/2030	50,408,000	52,585,071
CNH Industrial Capital LLC	4.75%	3/21/2028	10,647,000	10,790,485
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(e)	9.00%	2/15/2029	34,420,000	36,270,075
Regal Rexnord Corp.(f)	6.05%	2/15/2026	35,742,000	35,826,186
Regal Rexnord Corp.	6.05%	4/15/2028	133,775,000	138,488,775
Regal Rexnord Corp.	6.30%	2/15/2030	31,920,000	33,923,382
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	92,106,000	92,577,107
Total				400,461,081

Media 0.83%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	54,774,000	54,789,879
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	62,583,000	62,650,277

236	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
Discovery Communications LLC	3.95%	3/20/2028	$50,921,000	$49,920,911
Fox Corp.	4.709%	1/25/2029	57,787,000	58,660,591
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	41,024,039
Paramount Global	2.90%	1/15/2027	12,003,000	11,804,688
Paramount Global	3.70%	6/1/2028	12,863,000	12,643,183
Paramount Global	4.20%	6/1/2029	28,635,000	28,163,343
Paramount Global	7.875%	7/30/2030	28,158,000	31,258,957
Sirius XM Radio LLC†	3.125%	9/1/2026	6,775,000	6,723,255
Total				357,639,123

Mining 1.06%
Anglo American Capital PLC (United Kingdom)†(e)	3.875%	3/16/2029	8,570,000	8,473,720
Anglo American Capital PLC (United Kingdom)†(e)	4.50%	3/15/2028	41,549,000	41,848,200
Anglo American Capital PLC (United Kingdom)†(e)	4.75%	4/10/2027	22,530,000	22,713,275
First Quantum Minerals Ltd. (Canada)†(e)	9.375%	3/1/2029	16,804,000	17,782,043
Freeport Indonesia PT (Indonesia)(e)	4.763%	4/14/2027	23,000,000	23,175,099
Glencore Funding LLC†(f)	3.875%	10/27/2027	10,525,000	10,483,956
Glencore Funding LLC†	4.907%	4/1/2028	11,805,000	12,024,388
Glencore Funding LLC†	5.186%	4/1/2030	34,632,000	35,710,708
Glencore Funding LLC†	5.338%	4/4/2027	43,341,000	44,046,082
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	124,327,103
Glencore Funding LLC†	5.40%	5/8/2028	13,575,000	13,949,011
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,957,716
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(e)	6.70%	10/17/2028	16,210,000	16,806,299
Stillwater Mining Co.	4.00%	11/16/2026	50,200,000	49,799,521
Total				454,097,121

Miscellaneous Manufacturing 0.29%
Entegris, Inc.†	4.75%	4/15/2029	91,909,000	91,818,470
Hillenbrand, Inc.	6.25%	2/15/2029	15,944,000	16,346,060
Trinity Industries, Inc.†	7.75%	7/15/2028	17,958,000	18,711,158
Total				126,875,688

Oil & Gas 6.60%
Antero Resources Corp.†	5.375%	3/1/2030	37,579,000	37,951,746
Antero Resources Corp.†	7.625%	2/1/2029	35,391,000	36,073,338
APA Corp.	4.375%	10/15/2028	45,219,000	44,877,230
APA Corp.	7.75%	12/15/2029	10,941,000	12,098,497
Baytex Energy Corp. (Canada)†(e)	8.50%	4/30/2030	30,588,000	32,284,468

See Notes to Financial Statements.	237

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
California Resources Corp.†	8.25%	6/15/2029	$14,000,000	$14,658,560
Chord Energy Corp.†	6.00%	10/1/2030	35,123,000	35,437,667
CITGO Petroleum Corp.†	8.375%	1/15/2029	74,532,000	77,844,649
Civitas Resources, Inc.†	5.00%	10/15/2026	64,609,000	64,528,349
Civitas Resources, Inc.†	8.375%	7/1/2028	151,446,000	156,382,079
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	152,918,564
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	80,687,930
Continental Resources, Inc.†	5.75%	1/15/2031	55,194,000	56,945,110
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,609,933
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	30,566,050
Crescent Energy Finance LLC†	9.25%	2/15/2028	95,174,000	98,785,473
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,875,410
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,382,741
Ecopetrol SA (Colombia)(e)	8.625%	1/19/2029	117,323,000	126,284,131
EQT Corp.†	3.125%	5/15/2026	103,261,000	102,588,384
EQT Corp.	4.50%	1/15/2029	17,949,000	17,967,912
EQT Corp.	6.375%	4/1/2029	47,956,000	49,664,229
EQT Corp.	7.50%	6/1/2027	36,207,000	36,780,515
EQT Corp.	7.50%	6/1/2030	18,148,000	20,042,526
Expand Energy Corp.	5.375%	2/1/2029	66,228,000	66,379,869
Expand Energy Corp.†	5.875%	2/1/2029	102,362,000	102,466,237
Expand Energy Corp.†	6.75%	4/15/2029	87,604,000	88,249,236
Helmerich & Payne, Inc.(f)	4.65%	12/1/2027	32,608,000	32,862,481
Helmerich & Payne, Inc.(f)	4.85%	12/1/2029	36,626,000	36,787,850
Hess Corp.	7.875%	10/1/2029	21,328,000	24,262,400
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,488,620
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	36,170,000	36,468,222
Kosmos Energy Ltd.	7.125%	4/4/2026	14,141,000	13,925,522
Matador Resources Co.†	6.875%	4/15/2028	45,925,000	47,073,952
Occidental Petroleum Corp.	5.20%	8/1/2029	19,375,000	19,870,651
Occidental Petroleum Corp.	6.125%	1/1/2031	21,183,000	22,435,953
Occidental Petroleum Corp.	6.625%	9/1/2030	23,271,000	25,112,341
Occidental Petroleum Corp.	7.50%	5/1/2031	10,764,000	12,148,541
Occidental Petroleum Corp.	8.875%	7/15/2030	66,468,000	77,025,910
OGX Austria GmbH (Brazil)†(e)(h)	8.50%	6/1/2018	31,150,000	623	(a)
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,337,875
Ovintiv, Inc.	5.65%	5/15/2028	31,228,000	32,177,827
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	26,205,253

238	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	5.875%	7/1/2029	$2,398,000	$2,407,549
Permian Resources Operating LLC†	8.00%	4/15/2027	95,263,000	96,547,050
Petrobras Global Finance BV (Netherlands)(e)(f)	5.125%	9/10/2030	73,647,000	72,888,436
Petroleos Mexicanos (Mexico)(e)	8.75%	6/2/2029	19,000,000	20,268,630
Range Resources Corp.	8.25%	1/15/2029	43,091,000	43,983,501
Repsol E&P Capital Markets U.S. LLC†	4.805%	9/16/2028	7,130,000	7,188,890
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(e)(f)	9.625%	4/15/2029	79,285,000	83,089,808
SM Energy Co.	6.50%	7/15/2028	38,996,000	39,470,347
SM Energy Co.	6.625%	1/15/2027	15,886,000	15,950,179
SM Energy Co.	6.75%	9/15/2026	67,694,000	67,815,917
Strathcona Resources Ltd. (Canada)†(e)	6.875%	8/1/2026	15,706,000	15,777,965
Suncor Energy, Inc. (Canada)(e)	7.875%	6/15/2026	22,444,000	22,851,306
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	16,325,000	15,098,871
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	93,500,000	93,023,344
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	7,800,000	7,672,311
Viper Energy Partners LLC	4.90%	8/1/2030	31,345,000	31,759,224
Total				2,837,308,182

Oil & Gas Services 0.07%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	23,642,000	23,866,363
Weatherford International Ltd.†(f)	8.625%	4/30/2030	4,761,000	4,859,900
Total				28,726,263

Packaging & Containers 0.06%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	10,701,000	10,853,123
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	15,890,909
Total				26,744,032

Pharmaceuticals 0.98%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	46,119,000	46,094,792
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,733,033
Bayer U.S. Finance LLC†	6.25%	1/21/2029	78,064,000	82,012,313
Bayer U.S. Finance LLC†	6.375%	11/21/2030	29,647,000	31,717,009
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	66,293,000	71,758,129
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	67,152,000	65,499,477
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	80,875,000	79,868,915
Total				420,683,668

See Notes to Financial Statements.	239

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 2.45%
Cheniere Energy, Inc.	4.625%	10/15/2028	$22,107,000	$22,108,475
Colonial Enterprises, Inc.†	3.25%	5/15/2030	28,037,000	26,413,288
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	42,982,864
DT Midstream, Inc.†	4.125%	6/15/2029	94,027,000	92,339,383
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,665,467
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,326,391
Energy Transfer LP†	7.375%	2/1/2031	32,027,000	33,330,502
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	45,549,000	45,887,885
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	17,000,000	17,768,684
Hess Midstream Operations LP†	5.125%	6/15/2028	13,355,000	13,366,886
Hess Midstream Operations LP†	5.875%	3/1/2028	14,795,000	15,053,809
Kinetik Holdings LP†	6.625%	12/15/2028	69,615,000	71,662,311
NuStar Logistics LP	6.00%	6/1/2026	7,678,000	7,703,698
ONEOK, Inc.	5.375%	6/1/2029	42,642,000	43,979,545
ONEOK, Inc.†	5.625%	1/15/2028	6,183,000	6,317,498
QazaqGaz NC JSC (Kazakhstan)(e)	4.375%	9/26/2027	12,710,000	12,643,086
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	39,908,000	40,225,395
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	48,388,000	49,134,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	45,699,000	45,707,691
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	17,172,551
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	59,851,000	60,708,707
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,443,660
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,328,899
Western Midstream Operating LP†	7.25%	4/1/2030	91,322,000	97,163,777
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	37,196,471
Williams Cos., Inc.	4.90%	3/15/2029	10,000,000	10,215,086
Total				1,052,846,382

REITS 1.78%
Crown Castle, Inc.	3.65%	9/1/2027	12,669,000	12,556,362
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	22,206,079
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	31,118,374
EPR Properties	4.50%	6/1/2027	54,181,000	54,240,692
EPR Properties	4.75%	12/15/2026	28,430,000	28,501,974
EPR Properties	4.75%	11/15/2030	38,596,000	38,470,226
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	30,603,000	30,810,521

240	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.30%		1/15/2029	$15,722,000	$16,022,416
Iron Mountain, Inc.†	4.875%		9/15/2027	9,242,000	9,216,312
Iron Mountain, Inc.†	5.25%		3/15/2028	43,100,000	43,056,822
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	49,146,000	48,715,894
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029	65,812,000	64,926,019
Starwood Property Trust, Inc.†	3.625%		7/15/2026	13,806,000	13,710,976
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	77,290,000	76,693,009
VICI Properties LP/VICI Note Co., Inc.†	3.875%		2/15/2029	73,692,000	72,305,103
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	68,269,000	68,256,322
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	71,659,000	71,757,928
Vornado Realty LP	2.15%		6/1/2026	31,186,000	30,775,570
WEA Finance LLC†	2.875%		1/15/2027	32,652,000	32,051,047
Total					765,391,646

Retail 0.07%
Dick’s Sporting Goods, Inc.†	4.00%		10/1/2029	29,994,000	29,482,877

Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(e)	5.346% (SOFR + 1.29%	)#	2/16/2028	40,000,000	40,269,681

Semiconductors 0.71%
Foundry JV Holdco LLC†	5.50%		1/25/2031	36,244,000	37,715,609
Foundry JV Holdco LLC†	5.90%		1/25/2030	140,444,000	147,760,568
Intel Corp.	2.45%		11/15/2029	20,548,000	19,202,646
Intel Corp.	3.75%		8/5/2027	13,258,000	13,168,163
Microchip Technology, Inc.	4.90%		3/15/2028	24,660,000	25,021,541
Microchip Technology, Inc.	5.05%		3/15/2029	31,579,000	32,251,179
Microchip Technology, Inc.	5.05%		2/15/2030	28,770,000	29,406,030
Total					304,525,736

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	9,454,399

Software 1.20%
Activision Blizzard, Inc.	1.35%		9/15/2030	15,000,000	12,689,154
Atlassian Corp. (Australia)(e)	5.25%		5/15/2029	46,591,000	47,833,596
Constellation Software, Inc. (Canada)†(e)	5.158%		2/16/2029	13,250,000	13,557,357
Fidelity National Information Services, Inc.	3.75%		5/21/2029	73,018,000	71,646,226
Fiserv, Inc.	5.45%		3/2/2028	23,314,000	23,854,104

See Notes to Financial Statements.	241

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
MSCI, Inc.†	3.625%	9/1/2030	$29,788,000	$28,520,352
MSCI, Inc.†	3.875%	2/15/2031	8,160,000	7,836,256
MSCI, Inc.†	4.00%	11/15/2029	48,874,000	47,980,159
Open Text Corp. (Canada)†(e)	6.90%	12/1/2027	41,486,000	43,074,748
Oracle Corp.	4.45%	9/26/2030	107,921,000	106,384,778
ROBLOX Corp.†	3.875%	5/1/2030	42,000,000	40,190,161
SS&C Technologies, Inc.†	5.50%	9/30/2027	73,695,000	73,751,347
Total				517,318,238

Telecommunications 0.86%
CommScope LLC†(f)	7.125%	7/1/2028	6,000,000	6,029,010
CommScope LLC†(f)	9.50%	12/15/2031	41,500,000	42,135,365
CommScope Technologies LLC†	5.00%	3/15/2027	36,575,000	36,553,472
Frontier Communications Holdings LLC†	5.00%	5/1/2028	57,222,000	57,472,575
Frontier Communications Holdings LLC†	5.875%	10/15/2027	54,251,000	54,368,231
Frontier Communications Holdings LLC	5.875%	11/1/2029	20,120,474	20,435,058
Frontier Communications Holdings LLC†	6.00%	1/15/2030	6,303,000	6,404,850
Frontier Communications Holdings LLC†	6.75%	5/1/2029	43,291,000	43,734,516
Frontier North, Inc.	6.73%	2/15/2028	13,106,000	13,507,371
Sprint Capital Corp.	6.875%	11/15/2028	71,074,000	76,564,771
Telefonica Europe BV (Netherlands)(e)	8.25%	9/15/2030	11,054,000	12,722,718
Total				369,927,937

Toys/Games/Hobbies 0.58%
Hasbro, Inc.	3.90%	11/19/2029	114,845,000	112,835,621
Mattel, Inc.†	3.75%	4/1/2029	35,436,000	34,599,334
Mattel, Inc.	5.00%	11/17/2030	42,508,000	42,908,816
Mattel, Inc.†	5.875%	12/15/2027	61,268,000	61,309,009
Total				251,652,780

Transportation 0.15%
Pacific National Finance Pty. Ltd. (Australia)(e)	4.75%	3/22/2028	44,370,000	44,029,749
XPO, Inc.†	6.25%	6/1/2028	19,265,000	19,694,975
Total				63,724,724

Trucking & Leasing 0.12%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	49,960,000	50,245,671
Total Corporate Bonds (cost $22,113,532,864)				22,402,154,069

242	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(i) 7.63%

Aerospace/Defense 0.22%
RTX Corp. Term Loan	5.184% (1 mo. USD Term SOFR + 1.13%	)	11/6/2026	$88,000,000	$88,110,000
Spirit Aerosystems, Inc. 2022 Term Loan	8.34% (3 mo. USD Term SOFR + 4.50%	)	1/15/2027	7,695,642	7,706,878
Total					95,816,878

Airlines 0.27%
American Airlines, Inc. 2017 1st Lien Term Loan	5.693% (3 mo. USD Term SOFR + 1.75%	)	1/29/2027	55,554,912	55,510,468
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	37,513,902	37,543,163
SkyMiles IP Ltd. 2025 Repriced Term Loan B (Cayman Islands)(e)	5.384% (3 mo. USD Term SOFR + 1.50%	)	10/20/2028	22,692,000	22,844,490
Total					115,898,121

Biotechnology 0.32%
Amgen, Inc. 2022 Term Loan	5.295% (3 mo. USD Term SOFR + 1.13%	)	10/6/2026	37,943,000	37,990,429
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.391% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	103,057,659	101,125,327	(j)
Total					139,115,756

Chemicals 0.02%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	5.81% (1 mo. USD Term SOFR + 1.75%	)	3/18/2027	6,808,258	6,740,175

Commercial Services & Supplies 0.33%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.002% (3 mo. USD Term SOFR + 2.00%	)	1/31/2031	142,154,540	142,616,543

Computers 0.23%
Hewlett Packard Enterprise Co. Term Loan	5.322% (1 mo. USD Term SOFR + 1.25%	)	9/12/2029	97,248,667	97,491,788

Diversified Financial Services 0.71%
Atlas Warehouse Lending Co. LP Term Loan(c)	–	(d)	4/10/2026	162,000,000	163,432,359
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	30,900,227	31,043,604
Corpay Technologies Operating Co. LLC Term Loan B5	5.666% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	85,099,936	85,206,311

See Notes to Financial Statements.	243

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Delos Aircraft DAC Term Loan (Ireland)(e)	5.752% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	$13,518,599	$13,597,074
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(e)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	13,721,355	13,809,446
Total					307,088,794

Electric 0.60%
Calpine Corp. 2024 Term Loan B10	5.666% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	68,429,081	68,449,609
Calpine Corp. 2024 Term Loan B5	5.666% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032	117,942,387	117,987,206
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.666% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030	73,117,985	73,509,167
Total					259,945,982

Electronics 0.14%
Honeywell International, Inc. Term Loan A1	4.791% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	42,281,250	42,334,101
Ralliant Corp. Delayed Draw Term Loan A2(k)	5.533% (6 mo. USD Term SOFR + 1.25%	)	5/15/2028	19,875,000	18,446,584	(j)
Total					60,780,685

Environmental Control 0.04%
Liberty Tire Recycling Holdco LLC 2021 Term Loan	8.53% (1 mo. USD Term SOFR + 4.50%	)	5/5/2028	16,500,000	16,546,448

Food Service 0.20%
Aramark Services, Inc. 2024 Term Loan B8	5.916% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030	58,913,818	59,169,505
Aramark Services, Inc. 2025 Repriced Term Loan	5.666% (1 mo. USD Term SOFR + 1.75%	)	4/6/2028	27,066,044	27,150,760
Total					86,320,265

Health Care Products 0.30%
Medline Borrower LP 2025 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/23/2028	101,934,136	102,180,816
Solventum Corp. Term Loan	5.309% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	27,708,857	27,778,130
Total					129,958,946

Health Care Services 0.17%
IQVIA, Inc. 2022 Term Loan A2	5.172% - 5.27% (1 mo. USD Term SOFR + 1.25% (3 mo. USD Term SOFR + 1.25%	) )	6/16/2027	74,644,549	74,761,368

244	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 0.44%
Asurion LLC 2021 Term Loan B9	7.28% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	$188,209,939	$188,222,173

Internet 0.56%
Arches Buyer, Inc. 2021 Term Loan B	7.266% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	64,124,725	64,334,092
Gen Digital, Inc. 2021 Term Loan A	5.391% (1 mo. USD Term SOFR + 1.38%	)	9/10/2027	178,082,407	178,273,846
Total					242,607,938

Lodging 0.06%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	5.566% (1 mo. USD Term SOFR + 1.65%	)	1/10/2028	20,000,000	20,150,000
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	5.766% (1 mo. USD Term SOFR + 1.75%	)	4/8/2027	3,285,542	3,287,596
Total					23,437,596

Machinery: Diversified 0.05%
INNIO Group Holding GmbH 2025 Term Loan B2 (Austria)(e)	6.134% (3 mo. USD Term SOFR + 2.25%	)	11/2/2028	22,793,000	22,873,801

Media 0.09%
Charter Communications Operating LLC 2023 Term Loan B4	5.985% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	24,553,972	24,479,941
DirecTV Financing LLC Term Loan	9.102% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	6,630,500	6,646,612
Virgin Media Bristol LLC USD Term Loan N	6.573% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	6,580,972	6,587,126
Total					37,713,679

Metal Fabricate/Hardware 0.04%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.416% (1 mo. USD Term SOFR + 3.50%	)	8/16/2029	18,991,994	19,119,525

Oil & Gas 0.36%
Hilcorp Energy I LP Term Loan B	5.959% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	23,850,705	23,910,332
Occidental Petroleum Corp. 2 Year Term Loan	5.684% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	99,088,545	99,212,405
Viper Energy Partners LLC Delayed Draw Term Loan(c)(k)	–	(d)	7/23/2027	29,250,000	29,414,531
Total					152,537,268

See Notes to Financial Statements.	245

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.27%
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	6.141% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	$11,675,308	$11,646,120
Venture Global Plaquemines LNG LLC Base Term Loan	6.141% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	104,846,692	104,803,180
Total					116,449,300

Real Estate Investment Trusts 0.38%
Host Hotels & Resorts LP 2023 Term Loan A2	4.816% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	33,002,333	32,816,695
Invitation Homes Operating Partnership LP 2024 Term Loan	4.909% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	128,573,933	128,573,933
Total					161,390,628

Regional 0.10%
Seminole Tribe of Florida 2022 Term Loan A	5.152% (3 mo. USD Term SOFR + 1.00%	)	5/13/2027	41,043,750	40,992,445

Retail 0.69%
KFC Holding Co. 2021 Term Loan B	5.827% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	68,579,908	68,937,209
Lowe’s Cos., Inc. Delayed Draw Term Loan	4.935% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	174,458,000	173,803,783
Panera Bread Co. 2022 Term Loan A3	5.516% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	27,200,000	27,268,000
Panera Bread Co. 2022 Term Loan A5	5.516% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	27,200,000	27,370,000
Total					297,378,992

Software 0.35%
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.916% (1 mo. USD Term SOFR + 3.00%	)	4/30/2031	106,420,927	106,711,988
RealPage, Inc. 1st Lien Term Loan	–	(d)	4/24/2028	43,290,000	43,294,978
Total					150,006,966

Telecommunications 0.69%
CommScope, Inc. 2024 Term Loan	8.666% (1 mo. USD Term SOFR + 4.75%	)	12/17/2029	83,497,982	84,124,217
Frontier Communications Corp. 2025 Term Loan B	6.459% (1 mo. USD Term SOFR + 2.50%	)	7/1/2031	40,763,390	40,846,343

246	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.38% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029	$47,464,759	$47,277,985
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.38% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	124,756,353	124,249,843
Total					296,498,388
Total Floating Rate Loans (cost $3,283,568,579)					3,282,310,448

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.99%

Bermuda 0.01%
Bermuda Government International Bonds	2.375%		8/20/2030	2,577,000	2,348,162
Bermuda Government International Bonds	3.717%		1/25/2027	4,750,000	4,740,405
Total					7,088,567

Dominican Republic 0.09%
Dominican Republic International Bonds	5.50%		2/22/2029	30,952,000	31,397,709
Dominican Republic International Bonds	6.875%		1/29/2026	7,517,000	7,536,920
Total					38,934,629

Hungary 0.37%
Hungary Government International Bonds	5.25%		6/16/2029	43,525,000	44,395,138
Hungary Government International Bonds†	5.375%		9/26/2030	59,860,000	61,324,248
Hungary Government International Bonds	6.125%		5/22/2028	20,000,000	20,767,786
Hungary Government International Bonds	6.125%		5/22/2028	30,099,000	31,254,480
Total					157,741,652

Kazakhstan 0.28%
Baiterek National Managing Holding JSC†	4.65%		10/1/2030	32,819,000	32,576,039
Baiterek National Managing Holding JSC†	5.45%		5/8/2028	31,310,000	31,812,430
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	13,844,000	14,204,410
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	40,840,000	42,265,920
Total					120,858,799

Mexico 0.51%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	217,069,000	220,637,614

Panama 0.18%
Panama Government International Bonds	3.875%		3/17/2028	14,400,000	14,160,240
Panama Government International Bonds	7.125%		1/29/2026	40,789,000	41,109,194
Panama Government International Bonds	8.875%		9/30/2027	19,565,000	21,039,223
Total					76,308,657

See Notes to Financial Statements.	247

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Romania 0.55%
Romania Government International Bonds	3.00%		2/27/2027	$6,776,000	$6,661,994
Romania Government International Bonds	5.25%		11/25/2027	59,756,000	60,717,205
Romania Government International Bonds†	5.75%		9/16/2030	51,968,000	53,368,799
Romania Government International Bonds†	5.875%		1/30/2029	91,178,000	94,013,601
Romania Government International Bonds	6.625%		2/17/2028	20,094,000	20,933,305
Total					235,694,904
Total Foreign Government Obligations (cost $843,701,096)					857,264,822

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(l)	0.279%	#(m)	11/25/2026	479,589,292	732,381
Government National Mortgage Association Series 2013-193 IO(l)	0.122%	#(m)	1/16/2055	478,646	870
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,648,545	1,600,362
Government National Mortgage Association Series 2014-78 IO(l)	0.01%	#(m)	3/16/2056	6,604,718	66
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,153,022	1,133,820
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,477,260)					3,467,499

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.18%
Federal Home Loan Mortgage Corp.	5.203% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	49,440,884	50,174,354
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	28,798,651	29,252,541
Federal Home Loan Mortgage Corp.	5.441% (30 day USD SOFR Average + 2.16%	)#	8/1/2055	20,353,594	20,724,311
Federal Home Loan Mortgage Corp.	5.525% (30 day USD SOFR Average + 2.30%	)#	7/1/2055	51,535,619	52,462,704
Federal Home Loan Mortgage Corp.	5.639% (30 day USD SOFR Average + 2.12%	)#	8/1/2055	28,777,559	29,403,999
Federal Home Loan Mortgage Corp.	5.883% (30 day USD SOFR Average + 2.11%	)#	5/1/2055	41,069,526	42,212,985
Federal Home Loan Mortgage Corp.	6.017% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	19,469,741	20,063,282
Federal National Mortgage Association	5.029% (30 day USD SOFR Average + 2.30%	)#	2/1/2055	28,256,016	28,663,793

248	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	$11,348,590	$11,560,975
Federal National Mortgage Association	5.583% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	6,837,175	6,990,668
Federal National Mortgage Association	5.714% (30 day USD SOFR Average + 2.21%	)#	8/1/2055	43,444,652	44,535,851
Federal National Mortgage Association	5.914% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	11,834,224	12,187,246
Federal National Mortgage Association	6.002% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	153,580,881	158,693,177
Uniform Mortgage-Backed Security(n)	4.50%		TBA	316,393,000	316,368,147
Uniform Mortgage-Backed Security(n)	5.00%		TBA	721,607,000	729,955,719
Uniform Mortgage-Backed Security(n)	5.50%		TBA	198,827,000	203,508,912
Uniform Mortgage-Backed Security(n)	6.00%		TBA	41,171,000	42,614,913
Total Government Sponsored Enterprises Pass-Throughs (cost $1,794,800,522)					1,799,373,577

MUNICIPAL BONDS 0.01%

Health Care 0.01%
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group (cost $4,300,000)	8.50%		10/1/2026	4,300,000	4,304,781

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.69%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(l)	0.38%	#(m)	8/10/2035	214,200,000	5,291
ALA Trust Series 2025-OANA Class A†	5.702% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	33,700,000	33,881,690
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.709% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	40,190,000	40,334,660
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(l)	1.857%	#(m)	7/15/2049	33,513,049	4,678
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	11,935,860	11,826,197
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	6,069,940
Bank Series 2018-BN12 Class A2	4.074%		5/15/2061	41,020,485	40,824,058
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	12,577,767	12,131,187
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	30,373,000	28,764,355
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	43,590,000	46,018,565
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	119,825,000	126,022,253
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	6,838,885	7,232,743
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	12,040,217	11,473,783
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	17,121,000	15,483,363
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	64,300,000	65,221,683

See Notes to Financial Statements.	249

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$31,800,000	$33,616,181
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	54,500,000	57,349,827
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	1,463,460	1,455,534
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(m)	2/15/2051	30,550,000	30,290,805
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,665,120
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	22,096,664
Benchmark Mortgage Trust Series 2020-B22 Class A5	1.973%		1/15/2054	27,364,000	24,087,082
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	27,740,983	26,289,775
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	47,150,000	49,574,510
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	50,950,000	53,415,684
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(m)	5/15/2056	58,829,000	62,313,277
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	100,594,199	104,906,300
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	42,626,000	44,804,576
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(m)	8/15/2058	47,180,000	49,259,911
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	105,290,000	109,114,575
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(m)	12/15/2057	57,700,000	60,344,968
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	80,380,000	84,566,641
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	56,127,000	57,995,086
BWAY Mortgage Trust Series 2013-1515 Class XB†(l)	0.534%	#(m)	3/10/2033	103,040,000	962,352
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	4.924% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	14,136,536	14,122,621
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.351% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	26,296,317	26,324,086
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.339% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	38,733,873	38,789,115

250	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2021-RISE Class A†	4.821% (1 mo. USD Term SOFR + 0.86%	)#	11/15/2036	$32,207,039	$32,161,462
BX Trust Series 2022-LBA6 Class A†	4.959% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	8,840,000	8,833,717
BX Trust Series 2024-CNYN Class A†	5.401% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	56,341,722	56,404,779
BX Trust Series 2025-ROIC Class A†	5.103% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	29,599,557	29,577,760
BX Trust Series 2025-TAIL Class A†	5.359% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	31,330,000	31,374,655
BX Trust Series 2025-VOLT Class A†(c)	5.70% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	112,610,000	112,747,745
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	12,700,703	12,504,270
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(l)	1.62%	#(m)	5/10/2058	27,561,555	34,515
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(l)	1.198%	#(m)	11/10/2049	135,954,912	657,016
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(l)	0.773%	#(m)	12/10/2054	129,114,702	494,974
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,709,553	5,617,373
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(l)	0.114%	#(m)	9/10/2045	125,603,054	10,186
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(l)	0.022%	#(m)	6/10/2048	46,667,240	467
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(l)	0.778%	#(m)	11/10/2048	39,596,838	19,466
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	21,033,077	20,922,651
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(l)	1.169%	#(m)	2/10/2049	44,938,318	3,662
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	45,021,588	44,917,673
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(l)	1.647%	#(m)	4/10/2049	31,297,160	3,790
COMM Mortgage Trust Series 2012-CR4 Class XA(l)	1.289%	#(m)	10/15/2045	40,900,034	762,512
COMM Mortgage Trust Series 2014-UBS5 Class XA(l)	0.698%	#(m)	9/10/2047	9,193,921	401
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(l)	1.472%	#(m)	8/10/2049	92,878,875	208,402

See Notes to Financial Statements.	251

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CONE Trust Series 2024-DFW1 Class A†	5.601% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	$32,000,000	$32,005,267
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(l)	0.686%	#(m)	9/15/2037	113,021,624	974,303
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(l)	1.97%	#(m)	1/15/2049	82,897,948	11,830
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	30,065,993	29,806,325
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(l)	0.98%	#(m)	11/15/2049	157,665,472	382,150
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,719,624
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(m)	11/15/2050	12,300,000	11,999,993
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	14,150,000	13,184,820
DBC Mortgage Trust Series 2025-DBC Class A†	5.309% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	37,120,000	37,174,255
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	42,547,702
DBJPM Mortgage Trust Series 2016-C3 Class XA(l)	1.536%	#(m)	8/10/2049	152,612,227	385,056
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	1,521,610	1,502,035
DBWF Mortgage Trust Series 2015-LCM Class XA†(l)	0.537%	#(m)	6/10/2034	3,006,762	2,458
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	5.872% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	13,280,000	13,367,130
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.572% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	27,425,000	27,784,237
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	9.322% (30 day USD SOFR Average + 5.25%	)#	5/25/2042	23,462,000	24,847,403
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.322% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	22,295,000	23,433,927
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.072% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	10,850,363	11,128,196
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	58,043,985	58,365,038

252	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.122% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	$22,464,000	$22,524,817
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.072% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	1,531,175	1,530,851
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.322% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	10,670,392	10,673,271
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	17,967,156	18,072,690
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.072% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	23,533,216	23,583,104
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.472% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	15,032,211	15,358,635
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	9,603,606	9,795,082
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.222% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	11,084,311	11,088,553
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.222% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	31,744,763	31,865,314
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.022% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	9,355,162	9,368,519
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.172% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	27,675,504	27,708,604
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(l)	Zero Coupon	#(m)	11/10/2045	35,598,909	356
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	890,638	882,036
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,793,623

See Notes to Financial Statements.	253

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2016-GS2 Class XA(l)	1.838%	#(m)	5/10/2049	$109,745,168	$14,761
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,273,950
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	21,314,692
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(m)	3/10/2051	26,083,452	25,936,015
GS Mortgage Securities Trust Series 2019-GC42 Class A4	3.001%		9/10/2052	32,957,000	31,151,213
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	21,127,000	20,079,369
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,848,083
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(m)	1/13/2040	55,550,000	57,746,819
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(l)	1.474%	#(m)	8/5/2034	150,785,000	31,108
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	37,837,361
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	872,206
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(m)	6/10/2027	14,352,000	225,878
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(m)	6/10/2027	25,795,381	231,900
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(l)	0.503%	#(m)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(l)	0.16%	#(m)	6/10/2027	45,476,000	45
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(l)	0.694%	#(m)	12/15/2049	126,970,375	401,722
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(l)	1.158%	#(m)	9/15/2050	196,264,169	2,262,769
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(l)	1.295%	#(m)	7/5/2033	155,900,000	1,827,444
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(m)	3/25/2066	48,974,983	48,982,344
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(m)	2/25/2066	37,995,011	38,068,018
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(l)	0.856%	#(m)	11/15/2047	12,322,108	768

254	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(l)	0.56%	#(m)	11/15/2047	$25,399,658	$851
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(l)	0.034%	#(m)	7/15/2048	13,818,085	138
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	406,677	401,745
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(l)	1.524%	#(m)	6/15/2052	86,161,082	2,996,331
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.849% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	34,670,000	34,767,235
LBA Trust Series 2024-7IND Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	22,518,249	22,560,615
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(l)	1.628%	#(m)	3/10/2049	5,754,156	704
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	17,951,542	17,948,510
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	67,136,044
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(l)	0.145%	#(m)	5/15/2046	62,434,735	6,868
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,972,161
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(l)	1.621%	#(m)	5/15/2049	74,196,191	8,718
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(l)	1.384%	#(m)	11/15/2049	198,107,695	977,899
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,418,802
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(l)	1.563%	#(m)	8/15/2049	62,199,401	255,273
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(l)	1.01%	#(m)	8/15/2049	121,222,774	523,913
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,337,856
Morgan Stanley Capital I Trust Series 2021-L6 Class A3	2.196%	#(m)	6/15/2054	19,300,000	17,601,801
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(m)	9/24/2057	82,952,947	81,846,040
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(m)	9/25/2070	39,899,359	39,910,949
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(m)	8/25/2065	38,557,720	38,583,653

See Notes to Financial Statements.	255

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(g)	8/25/2065	$16,698,464	$16,676,204
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(m)	10/25/2065	38,080,642	38,285,699
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(g)	10/25/2065	62,300,000	62,472,521
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	5,988,474	5,956,953
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(m)	1/26/2060	315,199	313,505
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	48,040,000	49,589,972
SCG Trust Series 2025-SNIP Class A†	5.459% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	50,050,000	50,214,835
Shops at Crystals Trust Series 2016-CSTL Class XA†(l)	0.73%	#(m)	7/5/2036	112,000,000	84,504
SHOW Trust Series 2022-BIZ Class A†	6.956% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	89,301,725
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(m)	2/25/2050	1,009,158	973,325
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	53,180,000	52,782,623
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,876,961	2,844,823
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	6,098,146	5,958,441
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,877,122
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(l)	1.375%	#(m)	12/15/2050	214,401,076	3,895,539
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,595,228	3,553,340
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,349,049
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(g)	6/25/2070	28,685,011	28,608,657
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(m)	9/25/2070	34,771,837	34,726,856
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(m)	10/27/2070	56,059,571	56,120,334
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(l)	1.828%	#(m)	8/15/2049	164,959,721	740,653
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	5,229,207	5,219,214

256	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(l)	2.193%	#(m)	6/15/2049	$99,172,073	$147,142
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	3,833,739	3,785,277
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,528,379
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	76,160,000	80,032,728
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	80,450,000	85,645,847
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	56,430,000	59,318,945
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(l)	0.601%	#(m)	8/15/2047	68,429,970	135,307
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(l)	0.383%	#(m)	9/15/2057	7,927,213	1,133
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(l)	0.449%	#(m)	9/15/2057	37,769,102	144,048
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,002,498,959)					3,736,462,224

U.S. TREASURY OBLIGATIONS 3.96%
U.S. Treasury Notes	3.50%		9/30/2027	756,036,000	755,858,800
U.S. Treasury Notes	3.625%		8/31/2027	946,107,000	947,696,167
Total U.S. Treasury Obligations (cost $1,703,223,911)					1,703,554,967
Total Long-Term Investments (cost $43,933,786,760)					43,981,910,577

SHORT-TERM INVESTMENTS 0.81%

COMMERCIAL PAPER 0.32%

Pipelines 0.03%
Energy Transfer LP†	4.087%		12/1/2025	12,000,000	12,000,000

REITS 0.11%
Crown Castle, Inc.†	4.436%		12/18/2025	45,815,000	45,720,672

Software 0.18%
Oracle Corp.†	4.346%		1/13/2026	39,742,000	39,541,204
Oracle Corp.†	4.348%		1/15/2026	40,772,000	40,556,418
Total					80,097,622
Total Commercial Paper (cost $137,818,294)					137,818,294

See Notes to Financial Statements.	257

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.44%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $201,122,300 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $194,083,701; proceeds: $190,333,450 (cost $190,277,952)	$190,277,952	$190,277,952

Time Deposits 0.01%
CitiBank N.A.(o) (cost $2,148,093)	2,148,093	2,148,093

	Shares

Money Market Funds 0.04%
Fidelity Government Portfolio(o) (cost $19,332,833)	19,332,833	19,332,833
Total Short-Term Investments (cost $349,577,172)		349,577,172
Total Investments in Securities 103.06% (cost $44,283,363,932)		44,331,487,749
Less Unfunded Loan Commitments (0.08%) (cost $31,546,356)		(31,542,983)
Net Investments in Securities 102.98% (cost $44,251,817,576)		44,299,944,766
Other Assets and Liabilities – Net(p) (2.98)%		(1,283,337,467)
Net Assets 100.00%		$43,016,607,299

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $23,827,276,967, which represents 55.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(l)).
(d)	Interest Rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.

258	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded. (See Note 2(d)).
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	$216,728,000	$1,228,777	$3,211,124	$4,439,901
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	461,620,000	9,087,251	840,016	9,927,267
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	633,895,000	11,993,519	2,171,955	14,165,474
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2027	94,275,000	747,192	(62,670)	684,522
Total					$23,056,739	$6,160,425	$29,217,164

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $6,223,095. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $62,670.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at November 30, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$1,407,000,000	$–	$(56,568,266)	$(56,568,266)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	1,380,000,000	–	(15,849,825)	(15,849,825)
Total					$–	$(72,418,091)	$(72,418,091)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Financial Statements.	259

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2025

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2025(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$1,959,895	$(17,478)	$(216,566)	$(234,044)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	979,947	(14,267)	(102,755)	(117,022)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	489,974	(5,201)	(53,310)	(58,511)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	979,947	(16,747)	(100,275)	(117,022)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	489,974	(6,848)	(51,663)	(58,511)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	979,947	(10,119)	(106,903)	(117,022)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	979,948	(10,402)	(106,620)	(117,022)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,939,843	(22,942)	(328,124)	(351,066)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	5,579,475	(73,969)	(621,606)	(695,575)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,985,339	(60,931)	(435,908)	(496,839)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,188,271	(43,063)	(354,408)	(397,471)
Total					$(281,967)	$(2,478,138)	$(2,760,105)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,478,138.
(4)	Includes upfront payments paid (received).

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	104,080	Long	$21,729,738,859	$21,738,083,854	$8,344,995

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	27,812	Short	$(3,046,565,441)	$(3,052,801,562)	$(6,236,121)

260	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2025

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$107,539,614	$92,661,000	$200,200,614
Other	–	6,495,147,480	84,996,838	6,580,144,318
Remaining Industries	–	3,349,804,506	–	3,349,804,506
Convertible Bonds	–	62,868,752	–	62,868,752
Corporate Bonds
Oil & Gas	–	2,837,307,559	623	2,837,308,182
Remaining Industries	–	19,564,845,887	–	19,564,845,887
Floating Rate Loans
Biotechnology	–	37,990,429	101,125,327	139,115,756
Electronics	–	42,334,101	18,446,584	60,780,685
Remaining Industries	–	3,082,414,007	–	3,082,414,007
Less Unfunded Loan Commitments	–	(29,414,531)	(2,128,452)	(31,542,983)
Foreign Government Obligations	–	857,264,822	–	857,264,822
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	3,467,499	–	3,467,499
Government Sponsored Enterprises Pass-Throughs	–	1,799,373,577	–	1,799,373,577
Municipal Bonds	–	4,304,781	–	4,304,781
Non-Agency Commercial Mortgage-Backed Securities	–	3,736,462,224	–	3,736,462,224
U.S. Treasury Obligations	–	1,703,554,967	–	1,703,554,967
Short-Term Investments
Commercial Paper	–	137,818,294	–	137,818,294
Repurchase Agreements	–	190,277,952	–	190,277,952
Time Deposits	–	2,148,093	–	2,148,093
Money Market Funds	19,332,833	–	–	19,332,833
Total	$19,332,833	$43,985,510,013	$295,101,920	$44,299,944,766
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$29,217,164	$–	$29,217,164
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(72,418,091)	–	(72,418,091)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,760,105)	–	(2,760,105)
Futures Contracts
Assets	8,344,995	–	–	8,344,995
Liabilities	(6,236,121)	–	–	(6,236,121)
Total	$2,108,874	$(45,961,032)	$–	$(43,852,158)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	261

Schedule of Investments

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 117.15%

ASSET-BACKED SECURITIES 14.15%

Automobiles 8.16%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$4,415,000	$4,444,696
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	7,130,000	7,152,018
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	8,572,365	8,637,952
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	9,709,000	9,733,104
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	8,120,000	8,215,266
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,605,787
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	8,520,000	8,545,228
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	1,311,936	1,311,735
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	11,045,932	11,126,154
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,135,064
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,000,000	7,079,436
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	6,400,000	6,408,783
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,972,494
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	10,000,000	10,040,592
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,585,000	3,619,788
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	4,270,000	4,326,403
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	18,885,000	18,690,624
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	4,304,125	4,353,788
GLS Auto Select Receivables Trust Series 2025-3A Class A2†	4.46%	10/15/2030	9,520,000	9,573,212
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,608,182
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	3,790,000	3,902,142

262	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	$2,260,000	$2,304,079
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	7,516,936	7,583,552
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	8,067,591	8,145,630
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	5,815,000	5,874,390
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,175,000	4,234,869
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	7,185,000	7,239,092
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	5,548,000	5,599,469
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	9,040,000	9,146,120
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	3,362,791	3,388,211
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	1,877,727	1,878,978
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,450,000	6,584,617
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,896,123
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	3,485,000	3,564,366
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	5,755,000	5,819,897
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%	1/15/2032	11,795,000	11,836,047
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	5,300,500	5,320,125
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	5,340,000	5,400,675
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	5,453,273	5,479,303
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	8,735,000	8,877,014
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	8,055,000	8,072,368
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	14,145,000	14,278,540
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	9,300,000	9,400,602

See Notes to Financial Statements.	263

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	$5,300,000	$5,327,887
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	4,750,000	4,753,967
Total					315,488,369

Credit Card 0.84%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	3,441,000	3,491,933
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%		6/21/2030	7,805,000	7,908,960
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	13,495,000	13,774,450
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,115,000	7,158,238
Total					32,333,581

Other 5.15%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	1,000,000	1,000,953
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	6,040,000	6,055,331
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,600,000	2,606,703
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	10,000,000	10,025,788
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	5,670,000	5,686,531
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.632% (3 mo. USD Term SOFR + 1.75%	)#	7/17/2038	8,000,000	8,063,040
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	7,100,000	7,164,177
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	2,210,000	2,210,685
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	3,050,000	3,050,309
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,285,000	5,367,445
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	10,535,000	10,665,314
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,100,000	3,118,697
Katayma CLO II Ltd. Series 2024-2A Class B†	6.034% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	4,000,000	4,009,888

264	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 35 Ltd. Series 35A Class BR†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	$7,600,000	$7,604,469
KKR CLO 57 Ltd. Series 2025-57A Class B†	5.979% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	5,180,000	5,190,148
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	10,468,338	10,274,852
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	8,300,000	8,066,122
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.692% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	2,237,938	2,238,475
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.344% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	6,190,000	6,191,256
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	8,475,000	8,636,939
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	5.62% (3 mo. USD Term SOFR + 1.75%	)#	7/21/2038	7,125,000	7,157,476
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2039	8,390,000	8,411,965
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	7,920,000	7,933,290
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,261,935
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	3,843,515	3,851,841
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	4,951,000	4,974,946
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	5.858% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	4,950,000	4,965,711
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	5.608% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	4,900,000	4,907,713
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,109,688	6,052,118
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	5.735% (3 mo. USD Term SOFR + 1.83%	)#	4/15/2037	9,260,000	9,274,510
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	3,411,176	3,403,835
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	5,431,000	5,542,688
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	7,000,000	7,184,744
Total					199,149,894
Total Asset-Backed Securities (cost $544,300,107)					546,971,844

See Notes to Financial Statements.	265

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments			Shares	Fair Value
COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.* (cost $295,820)			16,516	$301,963

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 41.88%

Aerospace/Defense 0.73%
ATI, Inc.	7.25%	8/15/2030	$3,331,000	3,529,878
Boeing Co.	6.528%	5/1/2034	3,521,000	3,917,007
Boeing Co.	6.858%	5/1/2054	3,791,000	4,323,563
Hexcel Corp.	5.875%	2/26/2035	6,083,000	6,434,372
Northrop Grumman Corp.	3.25%	1/15/2028	5,907,000	5,822,730
TransDigm, Inc.†	6.75%	1/31/2034	3,906,000	4,083,760
Total				28,111,310

Agriculture 0.44%
Altria Group, Inc.	4.875%	2/4/2028	4,678,000	4,759,465
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%	7/1/2034	7,530,000	7,897,552
Japan Tobacco, Inc. (Japan)†(a)	5.85%	6/15/2035	4,110,000	4,419,543
Total				17,076,560

Airlines 0.39%
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.308%	10/20/2031	9,655,000	9,688,541
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,615,000	5,550,173
Total				15,238,714

Auto Manufacturers 0.78%
Ford Motor Co.	9.625%	4/22/2030	4,800,000	5,576,691
Ford Motor Credit Co. LLC	5.303%	9/6/2029	836,000	840,240
Ford Motor Credit Co. LLC	6.054%	11/5/2031	4,344,000	4,450,027
Ford Motor Credit Co. LLC	7.20%	6/10/2030	4,809,000	5,166,295
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	5,620,000	5,867,145
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	5,256,000	5,426,689
Toyota Motor Credit Corp.	4.55%	9/20/2027	2,894,000	2,929,364
Total				30,256,451

Auto Parts & Equipment 0.19%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	3,578,000	3,683,086
ZF North America Capital, Inc.†	6.75%	4/23/2030	3,692,000	3,595,230
Total				7,278,316

266	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 6.75%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	$5,400,000	$4,956,792
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	6,529,000	6,947,760
Banco de Credito del Peru SA (Peru)†(a)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	6,054,000	6,078,226
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	17,835,000	17,008,878
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	10,396,906
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,589,073
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,790,481
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	13,725,000	13,625,741
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	11,157,000	11,705,372
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	7,467,000	7,458,819
Freedom Mortgage Corp.†	12.25%		10/1/2030	4,773,000	5,302,101
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	15,596,000	14,027,828
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	9,410,000	9,349,303
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	6,535,000	6,660,487
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	4,289,000	4,489,545
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	10,031,291
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	9,640,000	9,740,031
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,778,000	6,046,673
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,460,000	15,579,199
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	4,900,000	5,024,253
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	4,101,000	4,260,530
NatWest Group PLC (United Kingdom)(a)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	959,000	981,705

See Notes to Financial Statements.	267

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	$10,375,000	$10,991,408
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	7,223,000	7,641,527
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,299,000	7,395,920
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	4,487,000	4,501,571
UBS Group AG (Switzerland)†(a)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	8,174,000	8,340,855
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	2,685,000	2,744,953
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	19,673,436
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	7,066,000	6,640,939
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	10,914,000	10,836,542
Total					260,818,145

Beverages 0.26%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,354,731
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,864,903
Total					10,219,634

Biotechnology 0.49%
Amgen, Inc.	5.15%		3/2/2028	4,876,000	4,991,504
Genmab AS/Genmab Finance LLC (Denmark)†(a)(b)	6.25%		12/15/2032	3,792,000	3,901,612
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,323,000	3,354,457
Royalty Pharma PLC	3.35%		9/2/2051	1,909,000	1,293,314
Royalty Pharma PLC	5.40%		9/2/2034	5,400,000	5,559,811
Total					19,100,698

Building Materials 0.18%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,674,918
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,356,363
Total					7,031,281

Chemicals 0.29%
OCP SA (Malaysia)(a)	6.75%		5/2/2034	3,465,000	3,731,510
Rain Carbon, Inc.†(c)	12.25%		9/1/2029	3,350,000	3,461,005
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	3,829,000	3,852,901
Total					11,045,416

268	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Coal 0.09%
SunCoke Energy, Inc.†	4.875%	6/30/2029	$3,791,000	$3,471,783

Commercial Services 1.32%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,610,951
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(c)	6.00%	6/1/2029	4,043,000	3,967,785
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,404,991
Global Payments, Inc.	2.90%	11/15/2031	6,512,000	5,831,579
Global Payments, Inc.	5.55%	11/15/2035	8,343,000	8,340,676
GXO Logistics, Inc.	6.50%	5/6/2034	12,150,000	13,084,254
Herc Holdings, Inc.†(c)	7.25%	6/15/2033	3,231,000	3,423,015
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	8,980,000	9,344,689
Total				51,007,940

Computers 0.31%
CACI International, Inc.†	6.375%	6/15/2033	3,148,000	3,285,737
Gartner, Inc.†	4.50%	7/1/2028	6,725,000	6,704,559
International Business Machines Corp.	6.50%	1/15/2028	1,963,000	2,062,998
Total				12,053,294

Cosmetics/Personal Care 0.29%
Kenvue, Inc.	5.10%	3/22/2043	5,883,000	5,716,598
Opal Bidco SAS (France)†(a)	6.50%	3/31/2032	5,151,000	5,314,189
Total				11,030,787

Diversified Financial Services 2.77%
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	6,719,100
Aircastle Ltd.†	6.50%	7/18/2028	5,000,000	5,254,209
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	8,196,000	8,253,617
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	8,202,186
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%	11/12/2030	5,521,000	5,494,715
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	6,563,000	6,522,852
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%	11/18/2027	763,000	738,586
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.375%	5/30/2030	5,464,000	5,620,724
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	2,776,000	2,895,237
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	7,569,000	7,986,614
Jane Street Group/JSG Finance, Inc.†	6.125%	11/1/2032	3,932,000	4,003,350
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	4,566,000	4,779,250
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	8,546,577
LPL Holdings, Inc.	5.75%	6/15/2035	4,272,000	4,418,237
Muthoot Finance Ltd. (India)(a)	6.375%	4/23/2029	5,400,000	5,450,796

See Notes to Financial Statements.	269

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Navient Corp.	11.50%		3/15/2031	$4,663,000	$5,214,698
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,738,988
OneMain Finance Corp.	7.50%		5/15/2031	3,599,000	3,784,118
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,632,000	3,771,992
Rocket Cos., Inc.†	6.375%		8/1/2033	4,486,000	4,703,203
Total					107,099,049

Electric 3.85%
AES Corp.†	3.95%		7/15/2030	10,074,000	9,830,220
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	1,851,000	1,850,161
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,668,454
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	4,715,000	4,954,229
Dominion Energy, Inc.	5.45%		3/15/2035	5,917,000	6,122,144
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,392,000	2,496,801
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	4,918,000	5,057,687
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,805,725
Entergy Texas, Inc.	5.25%		4/15/2035	3,051,000	3,157,155
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%		1/31/2041	3,326,124	3,482,185
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,624,919
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,426,840
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,958,382
Jersey Central Power & Light Co.	5.10%		1/15/2035	2,005,000	2,038,332
Lightning Power LLC†	7.25%		8/15/2032	3,616,000	3,840,196
Louisville Gas & Electric Co.	5.85%		8/15/2055	3,774,000	3,883,619
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,597,012
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,403,178
NRG Energy, Inc.†	5.407%		10/15/2035	4,191,000	4,199,009
NRG Energy, Inc.†	6.00%		2/1/2033	3,701,000	3,782,078
Oglethorpe Power Corp.	5.80%		6/1/2054	3,335,000	3,325,796
PSEG Power LLC†	5.75%		5/15/2035	2,923,000	3,069,442
Public Service Electric & Gas Co.	4.85%		8/1/2034	8,668,000	8,812,883
Talen Energy Supply LLC†	6.25%		2/1/2034	4,338,000	4,422,803
Union Electric Co.	5.125%		3/15/2055	3,585,000	3,376,163
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,596,751
Vistra Operations Co. LLC†	5.70%		12/30/2034	9,770,000	10,101,711
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,381,000	3,593,381

270	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
VoltaGrid LLC†	7.375%	11/1/2030	$3,844,000	$3,835,972
Wisconsin Electric Power Co.	5.05%	10/1/2054	1,702,000	1,608,252
Total				148,921,480

Electronics 0.27%
Flex Ltd.	5.375%	11/13/2035	5,083,000	5,109,684
Vontier Corp.	2.95%	4/1/2031	5,887,000	5,391,114
Total				10,500,798

Engineering & Construction 0.33%
MasTec, Inc.†	4.50%	8/15/2028	7,539,000	7,525,963
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,307,618
Total				12,833,581

Entertainment 0.34%
Flutter Treasury DAC (Ireland)†(a)	5.875%	6/4/2031	6,007,000	6,070,884
Warnermedia Holdings, Inc.	4.054%	3/15/2029	3,171,000	3,078,494
Warnermedia Holdings, Inc.	4.279%	3/15/2032	4,188,000	3,832,020
Total				12,981,398

Equity Real Estate 0.15%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	6,013,000	5,831,942

Food 1.17%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034	3,884,000	3,920,176
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	2,161,000	2,240,559
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.625%	1/15/2032	4,677,000	4,387,977
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.75%	4/1/2033	12,102,000	12,690,399
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	5,105,000	5,207,441
Mars, Inc.†	5.00%	3/1/2032	5,221,000	5,398,520
Mars, Inc.†	5.20%	3/1/2035	6,444,000	6,669,463
Pilgrim’s Pride Corp.	3.50%	3/1/2032	4,910,000	4,546,146
Total				45,060,681

Gas 0.38%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	7,136,902
National Fuel Gas Co.	5.95%	3/15/2035	7,020,000	7,396,992
Total				14,533,894

See Notes to Financial Statements.	271

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.94%
180 Medical, Inc.†	5.30%	10/8/2035	$4,035,000	$4,030,070
Baxter International, Inc.	2.539%	2/1/2032	11,870,000	10,379,353
Baxter International, Inc.(b)	5.65%	12/15/2035	6,447,000	6,573,018
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	5,344,000	5,534,086
Solventum Corp.	5.60%	3/23/2034	3,598,000	3,761,441
VSP Optical Group, Inc.†	5.45%	12/1/2035	6,151,000	6,248,172
Total				36,526,140

Health Care-Services 0.98%
Centene Corp.	2.45%	7/15/2028	8,616,000	8,039,340
Centene Corp.	4.25%	12/15/2027	4,989,000	4,931,630
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,725,063
Icon Investments Six DAC (Ireland)(a)	6.00%	5/8/2034	6,176,000	6,552,433
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,304,377
Tenet Healthcare Corp.†	6.00%	11/15/2033	3,991,000	4,123,533
UnitedHealth Group, Inc.	3.45%	1/15/2027	3,938,000	3,918,251
Universal Health Services, Inc.	2.65%	1/15/2032	3,635,000	3,207,374
Total				37,802,001

Insurance 3.76%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	3,715,000	3,785,812
Assurant, Inc.	2.65%	1/15/2032	3,488,000	3,098,087
Athene Global Funding†	5.033%	7/17/2030	15,332,000	15,529,221
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,763,175
Beacon Funding Trust†	6.266%	8/15/2054	5,756,000	5,897,686
Belrose Funding Trust II†	6.792%	5/15/2055	3,497,000	3,651,953
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,051,057
Brown & Brown, Inc.	2.375%	3/15/2031	13,889,000	12,450,552
Brown & Brown, Inc.	5.25%	6/23/2032	922,000	944,608
Brown & Brown, Inc.	5.55%	6/23/2035	1,867,000	1,920,282
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,257,810
Corebridge Global Funding†	4.90%	8/21/2032	4,478,000	4,525,411
GA Global Funding Trust†	2.90%	1/6/2032	5,390,000	4,802,753
GA Global Funding Trust†	4.40%	9/23/2027	4,639,000	4,652,373
GA Global Funding Trust†	5.20%	12/9/2031	7,698,000	7,799,431
GA Global Funding Trust†	5.50%	4/1/2032	7,671,000	7,866,915
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,767,318
Jackson National Life Global Funding†	4.60%	10/1/2029	6,031,000	6,076,334
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,608,412

272	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Pricoa Global Funding I†	4.75%		8/26/2032	$4,514,000	$4,555,862
Principal Life Global Funding II†	5.10%		1/25/2029	7,305,000	7,500,627
RGA Global Funding†	5.00%		8/25/2032	11,144,000	11,226,643
Sammons Financial Group Global Funding†	5.10%		12/10/2029	4,370,000	4,506,647
Total					145,238,969

Internet 1.03%
AppLovin Corp.	5.375%		12/1/2031	3,588,000	3,735,507
Meta Platforms, Inc.	4.875%		11/15/2035	5,395,000	5,455,566
Meta Platforms, Inc.	5.50%		11/15/2045	3,924,000	3,927,608
Prosus NV (Netherlands)(a)	4.027%		8/3/2050	5,100,000	3,579,916
Uber Technologies, Inc.†	4.50%		8/15/2029	14,787,000	14,802,815
Uber Technologies, Inc.	5.35%		9/15/2054	4,603,000	4,458,789
Weibo Corp. (China)(a)(c)	3.375%		7/8/2030	4,000,000	3,809,771
Total					39,769,972

Iron-Steel 0.34%
Carpenter Technology Corp.†	5.625%		3/1/2034	3,859,000	3,926,926
Commercial Metals Co.†	5.75%		11/15/2033	3,874,000	3,964,086
U.S. Steel Corp.	6.875%		3/1/2029	2,785,000	2,817,286
Vale Overseas Ltd. (Brazil)†(a)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	2,578,000	2,569,003
Total					13,277,301

Leisure Time 0.47%
Carnival Corp.†	6.125%		2/15/2033	5,637,000	5,810,135
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,425,000	5,467,575
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	6,827,000	6,903,996
Total					18,181,706

Lodging 0.24%
MGM China Holdings Ltd. (Macau)(a)	4.75%		2/1/2027	3,760,000	3,747,294
Wynn Macau Ltd. (Macau)†(a)	6.75%		2/15/2034	5,512,000	5,514,840
Total					9,262,134

Machinery-Diversified 0.55%
nVent Finance SARL (Luxembourg)(a)	4.55%		4/15/2028	13,974,000	14,066,542
Regal Rexnord Corp.	6.05%		2/15/2026	7,251,000	7,268,079
Total					21,334,621

See Notes to Financial Statements.	273

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$7,421,000	$7,074,381
Directv Financing LLC†	8.875%	2/1/2030	3,986,000	3,947,728
Paramount Global	3.375%	2/15/2028	6,766,000	6,616,660
Paramount Global	3.70%	6/1/2028	3,814,000	3,748,822
Paramount Global	4.90%	8/15/2044	2,652,000	2,073,922
Paramount Global	6.875%	4/30/2036	2,485,000	2,609,653
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,659,591
Total				29,730,757

Mining 1.68%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	5,835,000	5,769,447
Anglo American Capital PLC (United Kingdom)†(a)	5.50%	5/2/2033	1,142,000	1,188,012
Anglo American Capital PLC (United Kingdom)†(a)	5.75%	4/5/2034	6,646,000	7,021,771
Antofagasta PLC (Chile)†(a)(c)	6.25%	5/2/2034	6,894,000	7,373,326
Corp. Nacional del Cobre de Chile (Chile)†(a)	6.33%	1/13/2035	7,792,000	8,336,271
Fortescue Treasury Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	1,280,000	1,235,867
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,135,959
Glencore Funding LLC†	5.634%	4/4/2034	4,152,000	4,358,316
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,261,820
Hecla Mining Co.	7.25%	2/15/2028	1,938,000	1,950,242
Ivanhoe Mines Ltd. (Canada)†(a)	7.875%	1/23/2030	5,361,000	5,506,079
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.75%	5/14/2030	4,255,000	4,462,128
Novelis Corp.†	6.875%	1/30/2030	5,358,000	5,556,535
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(a)	5.854%	5/13/2032	2,716,000	2,847,449
Total				65,003,222

Miscellaneous Manufacturing 0.20%
Axon Enterprise, Inc.†	6.25%	3/15/2033	3,747,000	3,899,623
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,780,752
Total				7,680,375

Oil & Gas 1.98%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	3,465,000	3,623,219
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,121,796
Caturus Energy LLC†	8.50%	2/15/2030	5,398,000	5,573,840

274	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.†	5.75%		1/15/2031	$6,850,000	$7,067,326
Crescent Energy Finance LLC†	7.375%		1/15/2033	3,477,000	3,297,541
EQT Corp.	6.375%		4/1/2029	3,242,000	3,357,482
EQT Corp.	7.00%		2/1/2030	3,309,000	3,601,188
Expand Energy Corp.	5.375%		3/15/2030	1,993,000	2,021,287
Expand Energy Corp.†	5.875%		2/1/2029	13,881,000	13,895,135
Occidental Petroleum Corp.	3.50%		8/15/2029	3,562,000	3,441,740
Occidental Petroleum Corp.	6.625%		9/1/2030	2,076,000	2,240,266
OGX Austria GmbH (Brazil)†(a)(d)	8.50%		6/1/2018	1,730,000	35	(e)
ORLEN SA (Poland)†(a)	6.00%		1/30/2035	1,820,000	1,931,038
Petroleos Mexicanos (Mexico)(a)	6.70%		2/16/2032	7,562,000	7,501,044
SM Energy Co.†	6.75%		8/1/2029	5,639,000	5,636,325
Transocean International Ltd.†	7.875%		10/15/2032	3,795,000	3,958,565
Viper Energy Partners LLC	5.70%		8/1/2035	3,331,000	3,415,891
Total					76,683,718

Oil & Gas Services 0.20%
Kodiak Gas Services LLC†	6.50%		10/1/2033	3,699,000	3,775,750
WBI Operating LLC†	6.25%		10/15/2030	3,881,000	3,885,541
Total					7,661,291

Packaging & Containers 0.27%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,033,000	7,102,338
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,190,913
Total					10,293,251

Pharmaceuticals 0.65%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,061,508
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,386,114
Bayer U.S. Finance LLC†	6.50%		11/21/2033	3,416,000	3,700,020
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	3,662,000	3,854,109
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026	2,186,000	2,158,806
Total					25,160,557

Pipelines 1.50%
Boardwalk Pipelines LP	3.40%		2/15/2031	5,052,000	4,752,969
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,782,765
Colonial Enterprises, Inc.†	5.627%		11/15/2035	3,812,000	3,869,355
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	8,967,000	8,989,121

See Notes to Financial Statements.	275

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.125%		6/15/2029	$7,288,000	$7,157,193
Eastern Energy Gas Holdings LLC(c)	5.65%		10/15/2054	2,814,000	2,777,810
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	4,957,000	5,253,371
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	7,804,000	8,983,426
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	5,458,000	5,718,020
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,878,243
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,646,000	3,657,448
Total					57,819,721

REITS 1.90%
Brandywine Operating Partnership LP	4.55%		10/1/2029	3,922,000	3,773,422
CFE Fibra E (Mexico)†(a)	5.875%		9/23/2040	7,245,000	7,234,930
Crown Castle, Inc.	3.30%		7/1/2030	7,054,000	6,707,528
Crown Castle, Inc.	5.80%		3/1/2034	9,000,000	9,493,042
EPR Properties	4.50%		6/1/2027	2,808,000	2,811,094
EPR Properties	4.95%		4/15/2028	3,475,000	3,504,471
Host Hotels & Resorts LP	5.70%		6/15/2032	5,260,000	5,492,807
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	3,813,000	3,675,473
Millrose Properties, Inc.†	6.375%		8/1/2030	4,202,000	4,289,750
Piedmont Operating Partnership LP	5.625%		1/15/2033	2,790,000	2,812,422
Starwood Property Trust, Inc.†	6.50%		7/1/2030	1,128,000	1,181,354
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	12,254,000	12,251,724
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	4,895,000	4,869,930
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	5,410,000	5,474,539
Total					73,572,486

Retail 0.28%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	3,138,000	3,205,281
QXO Building Products, Inc.†	6.75%		4/30/2032	7,097,000	7,429,253
Total					10,634,534

Semiconductors 0.81%
Broadcom, Inc.†	4.15%		4/15/2032	7,000,000	6,911,827
Broadcom, Inc.	5.15%		11/15/2031	7,781,000	8,121,237
Foundry JV Holdco LLC†	5.50%		1/25/2031	5,842,000	6,079,202
Foundry JV Holdco LLC†	5.90%		1/25/2033	4,129,000	4,364,520
Foundry JV Holdco LLC†	6.15%		1/25/2032	3,419,000	3,656,395
Foundry JV Holdco LLC†	6.25%		1/25/2035	2,019,000	2,164,001
Total					31,297,182

276	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 1.03%
Atlassian Corp. (Australia)(a)	5.50%		5/15/2034	$4,453,000	$4,625,557
Fair Isaac Corp.†	6.00%		5/15/2033	5,890,000	6,068,762
Oracle Corp.	5.95%		9/26/2055	12,431,000	11,657,661
Paychex, Inc.	5.35%		4/15/2032	10,477,000	10,899,429
Workday, Inc.	3.80%		4/1/2032	7,018,000	6,737,673
Total					39,989,082

Telecommunications 0.20%
Altice France SA (France)†(a)	9.50%		11/1/2029	3,800,191	3,903,454
Cipher Compute LLC†	7.125%		11/15/2030	3,786,000	3,851,081
Total					7,754,535

Transportation 0.24%
Rand Parent LLC†	8.50%		2/15/2030	3,274,000	3,381,767
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	5,496,000	5,760,847
Total					9,142,614

Trucking & Leasing 0.09%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	3,375,000	3,394,298
Total Corporate Bonds (cost $1,591,493,881)					1,618,713,619

FLOATING RATE LOANS(f) 1.88%

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	2,506,199	2,508,154

Commercial Services 0.14%
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	5.75% (1 mo. USD Term SOFR + 1.75%	)	3/7/2032	5,389,459	5,367,173

Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.038% (3 mo. USD Term SOFR + 2.00%	)	8/13/2032	2,405,000	2,407,633

Diversified Financial Services 0.49%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.71% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	10,313,043	10,360,896
Citadel Securities LP 2024 First Lien Term Loan	5.916% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	4,328,293	4,349,198

See Notes to Financial Statements.	277

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hudson River Trading LLC 2024 Term Loan B	6.709% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030	$4,409,972	$4,427,546
Total					19,137,640

Electric 0.21%
Calpine Corp. 2024 Term Loan B10	5.666% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	3,700,000	3,701,110
NRG Energy, Inc. 2024 Term Loan	5.593% - 5.67% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	4,285,492	4,297,985
Total					7,999,095

Entertainment 0.30%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	5.752% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	7,835,455	7,820,802
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.916% (1 mo. USD Term SOFR + 2.00%	)	12/4/2031	1,937,757	1,907,480
Six Flags Entertainment Corp. 2024 Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	1,862,685	1,819,806
Total					11,548,088

Environmental Control 0.14%
Clean Harbors, Inc. 2025 Term Loan	5.416% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	5,326,000	5,371,777

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.87% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	5,683,000	5,667,912

Retail 0.12%
Panera Bread Co. 2022 Term Loan A3	5.516% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	2,331,428	2,337,257
Panera Bread Co. 2022 Term Loan A5	5.516% (1 mo. USD Term SOFR + 1.50%	)	6/15/2027	2,331,429	2,346,000
Total					4,683,257

Utilities 0.21%
Alpha Generation LLC Term Loan B	5.916% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	8,086,161	8,111,875
Total Floating Rate Loans (cost $72,685,962)					72,802,604

278	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.27%

Mexico 0.10%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	$3,798,000	$3,860,439

Romania 0.17%
Romania Government International Bonds†	6.625%		5/16/2036	6,502,000	6,722,018
Total Foreign Government Obligations (cost $10,283,977)					10,582,457

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.08%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	10,710,000	9,664,100
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	10,129,838
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,944,975
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(g)	12/25/2032	9,360,000	9,179,449
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(g)	1/25/2033	5,170,000	5,223,278
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(g)	10/25/2033	5,520,000	5,777,811
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(g)	8/25/2032	13,216,000	12,442,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(g)	5/25/2033	12,960,000	12,882,306
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(g)	12/25/2034	5,890,000	6,044,162
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $77,829,188)					80,288,392

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.52%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	8,804,328	7,231,182
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050	11,502,014	10,317,873
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	16,584,179	15,588,656
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 11/1/2054	31,866,670	32,243,351

See Notes to Financial Statements.	279

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.449% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	$7,614,378	$7,751,092
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	18,949,586	19,513,953
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 - 2/1/2055	18,653,715	19,515,361
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	11,588,503	12,096,008
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	46,894,464	40,840,779
Federal National Mortgage Association	3.00%		4/1/2051	17,602,616	15,783,327
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	12,609,265	11,816,606
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	19,636,632	19,885,320
Federal National Mortgage Association	5.477% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	30,033,472	30,623,483
Federal National Mortgage Association	5.50%		11/1/2038 - 10/1/2054	20,791,371	21,410,878
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	10,153,925	10,602,870
Federal National Mortgage Association	6.264% (30 day USD SOFR Average + 2.12%	)#	11/1/2054	18,459,198	19,108,954
Government National Mortgage Association(h)	2.00%		TBA	8,873,000	7,392,208
Government National Mortgage Association(h)	2.50%		TBA	27,120,000	23,544,049
Government National Mortgage Association(h)	3.00%		TBA	69,052,000	62,309,383
Government National Mortgage Association(h)	4.50%		TBA	20,907,000	20,451,701
Government National Mortgage Association(h)	5.00%		TBA	49,987,000	49,900,585
Government National Mortgage Association(h)	5.50%		TBA	79,791,000	80,536,945
Government National Mortgage Association(h)	6.00%		TBA	63,653,000	64,897,535
Government National Mortgage Association(h)	6.50%		TBA	43,973,000	45,278,251
Uniform Mortgage-Backed Security(h)	2.00%		TBA	24,293,000	19,776,667
Uniform Mortgage-Backed Security(h)	2.50%		TBA	50,110,000	42,652,121
Uniform Mortgage-Backed Security(h)	3.00%		TBA	10,288,000	9,139,516
Uniform Mortgage-Backed Security(h)	3.50%		TBA	3,314,000	3,065,715
Uniform Mortgage-Backed Security(h)	4.00%		TBA	20,740,000	19,748,202
Uniform Mortgage-Backed Security(h)	4.50%		TBA	51,130,000	50,841,626
Uniform Mortgage-Backed Security(h)	5.00%		TBA	129,595,000	129,775,175
Uniform Mortgage-Backed Security(h)	5.50%		TBA	58,391,000	59,315,969
Uniform Mortgage-Backed Security(h)	6.00%		TBA	31,243,000	31,986,460
Uniform Mortgage-Backed Security(h)	6.50%		TBA	2,465,000	2,554,256

280	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(h)	7.00%		TBA	$6,968,000	$7,314,294
Total Government Sponsored Enterprises Pass-Throughs (cost $1,024,102,929)					1,024,810,351

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.99%
ALA Trust Series 2025-OANA Class A†	5.702% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,490,000	3,508,816
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	5,340,000	5,057,178
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	13,590,000	14,277,912
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(g)	10/25/2051	6,924,396	5,843,650
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(g)	9/15/2056	6,900,000	7,485,913
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	3,120,000	3,298,191
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	4,750,000	4,998,379
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(g)	11/15/2057	4,980,000	5,258,046
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,160,000	4,373,912
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	8,050,000	8,439,573
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(g)	5/15/2056	12,630,000	13,378,040
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	9,410,000	9,813,372
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	12,070,000	12,508,433
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,991,018
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	5,940,000	6,229,148
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(g)	12/15/2057	14,630,000	15,300,639
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.339% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	3,344,414	3,349,184
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.709% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	6,700,000	6,716,309
BX Trust Series 2025-ROIC Class B†	5.352% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	6,604,242	6,596,879
BX Trust Series 2025-VLT6 Class B†	5.852% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	2,790,000	2,783,124

See Notes to Financial Statements.	281

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-VOLT Class D†(b)	6.75% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	$4,590,000	$4,608,633
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(g)	7/1/2051	9,873,035	8,319,751
CIM Trust Series 2021-J1 Class A1†	2.50%	#(g)	3/25/2051	7,726,387	6,520,468
CIM Trust Series 2021-J3 Class A1†	2.50%	#(g)	6/25/2051	12,067,592	10,176,878
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(i)	0.048%	#(g)	10/10/2047	19,006,034	190
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	1,098,863	967,774
CONE Trust Series 2024-DFW1 Class A†	5.601% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	3,880,000	3,880,639
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4	4.053%		3/15/2052	6,097,846	6,030,136
DBC Mortgage Trust Series 2025-DBC Class A†	5.309% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	4,930,000	4,937,206
EFMT Series 2025-INV2 Class A1†	5.387%	(j)	5/26/2070	5,474,077	5,499,252
EFMT Series 2025-INV4 Class A1†	5.10%	(j)	10/25/2070	6,028,089	6,035,469
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.572% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	4,080,000	4,133,444
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.422% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	2,100,000	2,190,737
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.322% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	3,120,000	3,279,383
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.622% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	2,098,178	2,101,947
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.472% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	2,247,719	2,296,528
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.822% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	6,350,000	6,676,517
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	1,723,004	1,758,110

282	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.972% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	$2,953,524	$3,112,474
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.372% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	3,541,960	3,612,579
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	8,570,000	8,578,147
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(g)	11/25/2051	3,273,074	2,754,050
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(g)	6/25/2051	6,853,495	5,783,815
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(g)	6/1/2051	2,504,803	2,115,359
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	3,886,849	3,282,525
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(g)	12/25/2051	7,669,752	6,758,614
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(g)	4/25/2052	11,791,642	9,951,226
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	6,330,843	5,342,737
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(g)	2/26/2052	3,478,322	2,935,433
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	10,289,482	9,053,776
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.723%	#(g)	8/5/2034	19,156,000	2,769
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.665%	#(g)	8/5/2034	22,024,000	2,597
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(g)	4/25/2052	5,086,110	4,292,280
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(g)	5/25/2052	733,156	617,812
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	6,221,734	5,482,615
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(g)	12/25/2051	2,809,959	2,367,740
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	4,673,281	4,118,112
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	4,050,020	3,568,893

See Notes to Financial Statements.	283

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(g)	7/25/2052	$923,169	$779,083
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	7,932,143	6,989,834
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	4,699,140	4,140,900
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(g)	3/25/2052	10,190,400	8,973,207
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(g)	9/25/2052	5,980,955	5,251,811
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(g)	9/25/2065	5,712,114	5,767,072
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(g)	2/25/2066	3,318,342	3,324,718
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.849% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,990,000	4,001,190
MAD Commercial Mortgage Trust Series 2025-11MD Class A†	4.912%	#(g)	10/15/2042	4,670,000	4,697,879
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.753%	#(g)	11/25/2060	3,719,000	2,885,490
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,500,000	5,771,307
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.835%	#(g)	11/25/2059	4,800,000	3,855,768
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(g)	5/25/2065	6,581,131	6,665,029
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(g)	10/25/2060	4,077,593	4,093,466
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(g)	8/25/2065	3,412,188	3,414,483
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(g)	12/25/2051	8,131,564	6,842,111
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	6,400,000	6,606,491
Sequoia Mortgage Trust Series 2025-S2 Class A1†	4.00%	#(g)	11/25/2055	2,100,000	1,973,700
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	73,079	70,484
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.402% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	9,040,000	8,972,450
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.552% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	6,660,000	6,659,883

284	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.069% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	$4,024,141	$4,189,755
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(g)	10/27/2070	4,928,641	4,933,983
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,916,801
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	6,270,000	5,661,125
Wells Fargo Commercial Mortgage Trust Series 2022-C62 Class A4	4.00%	#(g)	4/15/2055	5,620,000	5,418,123
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.65% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	3,422,668	3,427,655
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	4,860,000	5,173,882
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	8,250,000	8,672,360
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	9,590,000	9,974,983
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(g)	12/25/2051	976,477	822,218
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.211%	#(g)	10/15/2057	4,468,487	47
Total Non-Agency Commercial Mortgage-Backed Securities (cost $456,484,402)					463,281,619

U.S. TREASURY OBLIGATIONS 18.37%
U.S. Treasury Bonds	4.00%		11/15/2042	59,441,000	55,572,691
U.S. Treasury Bonds	4.50%		11/15/2054	132,422,900	128,651,951
U.S. Treasury Bonds	4.625%		11/15/2044	114,512,000	114,592,516
U.S. Treasury Bonds	4.75%		2/15/2045	122,229,000	124,191,349
U.S. Treasury Bonds	4.75%		5/15/2055	110,975,000	112,336,177
U.S. Treasury Notes	3.625%		8/31/2027	78,873,000	79,005,482
U.S. Treasury Notes	3.625%		8/31/2030	79,794,000	79,887,509
U.S. Treasury Notes	4.625%		2/15/2035	14,978,000	15,734,506
Total U.S. Treasury Obligations (cost $699,640,965)					709,972,181
Total Long-Term Investments (cost $4,477,117,231)					4,527,725,030

See Notes to Financial Statements.	285

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.78%

REPURCHASE AGREEMENTS 1.39%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $31,351,300 of U.S. Treasury Bill at 0.000% due 11/27/2026; value: $30,254,097; proceeds: $29,669,529 (cost $29,660,878)	$29,660,878	$29,660,878
Repurchase Agreement dated 11/28/2025, 4.100% due 12/1/2025 with RBC Dominion Securities, Inc. collateralized by $24,365,500 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $24,489,796; proceeds: $24,008,200 (cost $24,000,000)	24,000,000	24,000,000
Total Repurchase Agreements (cost $53,660,878)		53,660,878

Time Deposits 0.04%
CitiBank N.A.(k) (cost $1,527,182)	1,527,182	1,527,182

	Shares

Money Market Funds 0.35%
Fidelity Government Portfolio(k) (cost $13,744,638)	13,744,638	13,744,638
Total Short-Term Investments (cost $68,932,698)		68,932,698
Total Investments in Securities 118.93% (cost $4,546,049,929)		4,596,657,728
Other Assets and Liabilities – Net(l) (18.93)%		(731,620,737)
Net Assets 100.00%		$3,865,036,991

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $1,531,009,875, which represents 39.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

286	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2025

(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Step Bond – Security with a predetermined schedule of interest rate changes.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at November 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	1/23/2026	25,642,000	$18,698,573	$18,397,581	$300,992

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian Dollar	Buy	Barclays Bank PLC	1/23/2026	25,642,000	$18,636,024	$18,397,581	$(238,443)

Futures Contracts at November 30, 2025:
Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2026	160	Long	$18,567,511	$18,592,500	$24,989
U.S. 2-Year Treasury Note	March 2026	538	Long	112,318,699	112,366,344	47,645
U.S. 5-Year Treasury Note	March 2026	607	Long	66,501,754	66,627,734	125,980
Total Unrealized Appreciation on Futures Contracts						$198,614

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$546,971,844	$–	$546,971,844
Common Stocks	–	301,963	–	301,963
Corporate Bonds
Oil & Gas	–	76,683,683	35	76,683,718
Remaining Industries	–	1,542,029,901	–	1,542,029,901
Floating Rate Loans	–	72,802,604	–	72,802,604
Foreign Government Obligations	–	10,582,457	–	10,582,457
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	80,288,392	–	80,288,392
Government Sponsored Enterprises Pass-Throughs	–	1,024,810,351	–	1,024,810,351
Non-Agency Commercial Mortgage-Backed Securities	–	463,281,619	–	463,281,619
U.S. Treasury Obligations	–	709,972,181	–	709,972,181
Short-Term Investments
Repurchase Agreements	–	53,660,878	–	53,660,878
Time Deposits	–	1,527,182	–	1,527,182
Money Market Funds	13,744,638	–	–	13,744,638
Total	$13,744,638	$4,582,913,055	$35	$4,596,657,728

See Notes to Financial Statements.	287

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$300,992	$–	$300,992
Liabilities	–	(238,443)	–	(238,443)
Futures Contracts
Assets	198,614	–	–	198,614
Liabilities	–	–	–	–
Total	$198,614	$62,549	$–	$261,163

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

288	See Notes to Financial Statements.

Schedule of Investments

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 88.48%

ASSET-BACKED SECURITIES 28.82%

Automobiles 18.14%
Ally Auto Receivables Trust Series 2024-2 Class A2	4.46%	7/15/2027	$1,614,664	$1,614,848
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	8,919,939	9,076,441
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	4,218,317	4,221,758
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	18,750,479	18,890,721
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	1,172,320	1,173,438
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	23,255,000	23,447,982
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	11,766,254	11,852,019
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,732,289
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	17,131,881	17,252,224
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	31,579,217	31,897,702
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	7,059,278	7,113,288
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	5,578,258	5,574,233
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	19,339,077	19,423,395
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	26,940,858	27,130,756
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	75,753,169	76,678,281
CarMax Auto Owner Trust Series 2023-4 Class A4	5.96%	5/15/2029	6,002,000	6,184,722
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	1,070,245	1,071,118
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%	1/16/2029	46,376,000	46,946,935
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	16,857,426	16,897,017
CarMax Auto Owner Trust Series 2025-3 Class A2A	4.42%	8/15/2028	35,000,000	35,108,983

See Notes to Financial Statements.	289

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	$3,136,950	$3,144,186
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	16,400,000	16,552,317
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%	3/15/2029	14,315,000	14,326,044
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	2,871,948	2,825,017
Carvana Auto Receivables Trust Series 2023-P5 Class A3†	5.62%	1/10/2029	5,997,362	6,043,045
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	15,207,416	15,375,601
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	14,123,273	14,206,134
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	42,606,076	42,915,506
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	2,849,092	2,854,114
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	30,000,000	30,044,784
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	28,276,416	28,495,075
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	7,209,472	7,240,021
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	21,115,634	21,191,785
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	55,000,000	55,242,066
Exeter Automobile Receivables Trust Series 2024-3A Class A3	5.65%	12/15/2027	1,203,226	1,203,988
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	11,831,965	11,835,780
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	10,999,536
Exeter Automobile Receivables Trust Series 2025-2A Class A3	4.74%	1/16/2029	12,340,000	12,377,072
Exeter Automobile Receivables Trust Series 2025-4A Class A2	4.53%	3/15/2028	12,000,000	12,012,077
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	8,840,000	8,856,335
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	48,657,950	49,061,252

290	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust Series 2025-1A Class A2†	4.31%	12/15/2028	$52,000,000	$52,089,440
Ford Credit Auto Lease Trust Series 2023-B Class B	6.20%	2/15/2027	10,530,000	10,560,564
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	5,309,788	5,320,221
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,737,792
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,699,049
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	26,069,938	26,130,086
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	48,500,000	48,000,809
Ford Credit Auto Owner Trust Series 2022-C Class B	5.03%	2/15/2028	8,970,000	9,013,621
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	43,354,502	43,765,980
Ford Credit Auto Owner Trust Series 2024-A Class A3	5.09%	12/15/2028	21,131,736	21,309,247
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	3,718,729	3,747,823
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	10,622,000	10,653,998
GLS Auto Receivables Issuer Trust Series 2025-3A Class A2†	4.52%	7/17/2028	16,000,000	16,034,981
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	9,850,000	9,891,764
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	4,605,238	4,658,376
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	15,382,473	15,545,296
GM Financial Automobile Leasing Trust Series 2023-3 Class B	5.88%	8/20/2027	4,690,000	4,702,073
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	54,381,292	54,633,773
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,939,955
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	34,303,000	34,350,125
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3	5.45%	6/16/2028	24,893,768	25,076,217

See Notes to Financial Statements.	291

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	$52,119,949	$52,628,879
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A3	5.10%	3/16/2029	3,181,904	3,208,477
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	12,522,155	12,553,660
Honda Auto Receivables Owner Trust Series 2023-3 Class A3	5.41%	2/18/2028	8,716,854	8,782,316
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	73,588,136	74,407,393
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	12,419,890	12,529,957
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	65,372,000	65,990,288
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%	3/15/2027	15,083,719	15,099,077
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	19,990,000	20,096,099
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	50,000,000	50,435,710
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	26,540,000	26,739,804
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	24,168,000	24,383,912
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48%	7/17/2028	4,256,000	4,266,521
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48%	4/17/2028	6,536,531	6,584,738
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%	10/16/2028	35,998,520	36,343,854
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	2,930,000	2,953,875
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	2,814,567	2,831,766
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	3,046,285	3,048,022
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%	5/15/2028	9,039,272	9,061,700
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	11,045,000	11,157,387
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	18,876,484	19,133,789

292	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	$26,330,692	$26,508,259
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	32,244,000	32,474,351
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.242% (30 day USD SOFR Average + 1.10%	)#	3/15/2028	19,850,000	19,882,326
Nissan Auto Lease Trust Series 2025-B Class A2A	4.44%		3/15/2028	29,500,000	29,636,089
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	13,583,609	13,686,291
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28%		12/15/2028	34,965,000	35,258,094
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,606,565	3,613,721
Octane Receivables Trust Series 2022-2A Class C†	6.29%		7/20/2028	3,500,000	3,530,182
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	14,743,800	14,857,292
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	34,186,859	34,047,188
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3†	5.79%		1/22/2029	10,928,931	11,017,918
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%		10/20/2027	34,715,000	34,777,966
Santander Drive Auto Receivables Trust Series 2022-3 Class C	4.49%		8/15/2029	25,935,290	25,943,115
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%		11/15/2029	15,780,486	15,856,419
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	2,234,650	2,236,140
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%		7/17/2028	15,677,680	15,733,809
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	3,667,160	3,670,946
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%		11/15/2028	5,654,777	5,677,105
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%		1/16/2029	11,385,882	11,435,690
Santander Drive Auto Receivables Trust Series 2024-5 Class A2	4.88%		9/15/2027	1,208,720	1,209,222
Santander Drive Auto Receivables Trust Series 2025-1 Class A2	4.76%		8/16/2027	7,579,024	7,581,942

See Notes to Financial Statements.	293

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	$51,961,443	$52,080,186
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	40,455,000	40,651,393
Santander Drive Auto Receivables Trust Series 2025-4 Class A2	4.28%	1/15/2029	40,000,000	40,022,544
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	22,575,000	22,723,264
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	13,621,220	13,671,652
SCCU Auto Receivables Trust Series 2025-1A Class A2†	4.67%	11/15/2028	17,250,000	17,295,005
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%	7/25/2031	4,508,984	4,550,523
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	12,390,475	12,432,969
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16%	4/17/2028	2,321,097	2,334,920
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	29,778,515	30,091,749
Toyota Auto Receivables Owner Trust Series 2024-A Class A3	4.83%	10/16/2028	6,729,902	6,768,199
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	30,000,000	30,287,934
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6/20/2028	16,937,797	17,021,387
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	51,510,610	52,105,856
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%	2/15/2030	27,770,733	28,241,628
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	3,363,532	3,379,587
Westlake Automobile Receivables Trust Series 2023-3A Class B†	5.92%	9/15/2028	11,875,000	11,908,999
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%	5/17/2027	9,684,723	9,694,288
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	37,551,000	37,742,506
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,800,000	4,847,577
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%	2/15/2028	35,850,000	36,033,262

294	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	$30,925,000	$31,231,012
Westlake Automobile Receivables Trust Series 2024-3A Class A2B†	4.712% (30 day USD SOFR Average + 0.57%	)#	9/15/2027	19,238,429	19,250,466
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%		1/18/2028	16,645,040	16,674,448
Westlake Automobile Receivables Trust Series 2025-2A Class A2A†	4.66%		9/15/2028	43,000,000	43,123,367
Westlake Automobile Receivables Trust Series 2025-3A Class A2†	4.31%		4/17/2028	21,500,000	21,519,500
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	27,000,000	27,058,217
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	8,163,000	8,183,176
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	29,926,439	30,243,307
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	27,625,240	27,779,665
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	17,715,000	17,729,796
Total					2,721,500,746

Credit Card 1.11%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,230,021
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%		10/15/2028	15,187,000	15,313,668
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	20,000,000	20,076,072
First National Master Note Trust Series 2023-2 Class A	5.77%		9/15/2029	84,587,000	85,716,076
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,891,000	34,209,589
Total					166,545,426

Other 9.57%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.06% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	33,280,000	33,313,180
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	37,320,000	37,414,726

See Notes to Financial Statements.	295

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	$16,650,000	$16,692,937
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	18,510,000	18,669,447
Allegro CLO VII Ltd. Series 2018-1A Class AR†	5.035% (3 mo. USD Term SOFR + 1.13%	)#	6/13/2031	2,924,470	2,925,502
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	23,246,974	23,514,291
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.834% (3 mo. USD Term SOFR + 0.95%	)#	10/20/2031	4,584,954	4,576,948
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	3,583,223	3,303,169
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.90% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	24,350,000	24,327,525
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.925% (3 mo. USD Term SOFR + 1.06%	)#	7/24/2034	10,680,000	10,678,932
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.995% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	18,500,000	18,494,154
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.107% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	17,540,000	17,450,248
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	67,340,000	67,374,411
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.935% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	42,700,000	42,691,076
Canyon CLO Ltd. Series 2021-3A Class AR†	4.995% (3 mo. USD Term SOFR + 1.09%	)#	7/15/2034	22,150,000	22,141,096
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.938% (3 mo. USD Term SOFR + 1.08%	)#	1/25/2035	17,325,000	17,307,554
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.994% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	60,250,000	60,268,015
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.852% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	66,577,109	66,643,819
Clover CLO LLC Series 2021-3A Class AR†	4.928% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	18,250,000	18,261,370
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.654% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	28,000,000	28,012,516
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.984% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	28,180,000	28,052,880

296	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	$29,892,262	$30,107,339
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	10,000,000	10,096,572
DLLAD LLC Series 2025-1A Class A2†	4.46%		11/20/2028	24,000,000	24,134,030
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.954% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	34,390,000	34,391,582
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.012% (3 mo. USD Term SOFR + 1.13%	)#	7/17/2034	39,670,000	39,742,556
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.815% (3 mo. USD Term SOFR + 0.91%	)#	10/15/2034	10,800,000	10,785,485
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.293% (1 mo. USD Term SOFR + 1.33%	)#	5/16/2038	3,717,373	3,718,424
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	17,750,000	17,809,360
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	3,030,916	3,044,445
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2†	4.93%		6/25/2060	12,828,603	12,872,426
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	2,460,817	2,472,802
HPEFS Equipment Trust Series 2025-1A Class A2†	4.49%		9/20/2032	26,000,000	26,106,054
KKR CLO 26 Ltd. Series 26 Class ARR†	5.005% (3 mo. USD Term SOFR + 1.10%	)#	10/15/2034	28,900,000	28,899,827
KKR CLO 34 Ltd. Series 34A Class AR†	5.005% (3 mo. USD Term SOFR + 1.10%	)#	7/15/2034	29,350,000	29,342,721
LCM 33 Ltd. Series 33A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/20/2034	20,390,000	20,396,056
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	19,393,729	19,035,276
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.817% (3 mo. USD Term SOFR + 0.96%	)#	10/22/2030	21,439,728	21,457,244
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,584,100
MF1 Ltd. Series 2021-FL6 Class A†	5.177% (1 mo. USD Term SOFR + 1.21%	)#	7/16/2036	83,299	83,283
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.538% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	10,200,000	10,222,970

See Notes to Financial Statements.	297

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.055% (3 mo. USD Term SOFR + 1.15%	)#	10/15/2034	$22,510,000	$22,510,000
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	19,200,000	18,628,921
OneMain Financial Issuance Trust Series 2022-2A Class A†	4.89%		10/14/2034	6,151,542	6,157,044
Palmer Square CLO Ltd. Series 2015-1A Class A1A5†	4.919% (3 mo. USD Term SOFR + 1.05%	)#	5/21/2034	17,730,000	17,735,106
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	16,457,388	16,589,217
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,075,000	8,287,594
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	5,842,578	5,855,233
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	26,130,000	26,299,615
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	64,075,000	64,384,341
Post CLO Ltd. Series 2021-1A Class AR†	4.985% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	50,000,000	49,940,200
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	10,132,924	10,178,534
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	35,001,337	35,261,950
RCKT Trust Series 2025-1A Class A†	4.90%		7/25/2034	8,721,080	8,743,718
SCF Equipment Leasing LLC Series 2025-2A Class A2†	4.26%		12/22/2031	36,000,000	36,111,132
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	18,306,925	18,367,783
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.978% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	36,360,000	36,378,071
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	5.205% (3 mo. USD Term SOFR + 1.30%	)#	4/15/2033	36,000,548	36,008,181
T-Mobile U.S. Trust Series 2024-1A Class A†	5.05%		9/20/2029	28,437,000	28,618,906
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.134% (3 mo. USD Term SOFR + 1.25%	)#	10/20/2034	24,140,000	24,112,480
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.924% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	10,000,000	9,999,910
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	19,323,617	19,697,811

298	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	$11,955,000	$12,008,011
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	10,487,154	10,504,150
Total					1,434,794,256
Total Asset-Backed Securities (cost $4,313,829,775)					4,322,840,428

CORPORATE BONDS 47.20%

Aerospace/Defense 1.16%
Boeing Co.	2.196%		2/4/2026	110,914,000	110,470,997
Boeing Co.	2.70%		2/1/2027	13,772,000	13,550,837
Boeing Co.	2.75%		2/1/2026	26,484,000	26,408,957
Boeing Co.	2.80%		3/1/2027	5,000,000	4,911,848
Boeing Co.	3.10%		5/1/2026	18,634,000	18,548,791
Total					173,891,430

Agriculture 0.39%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	14,303,000	14,182,704
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	2,091,000	2,081,358
Philip Morris International, Inc.	4.89% (SOFR + 0.83%	)#	4/28/2028	41,385,000	41,666,197
Total					57,930,259

Airlines 0.22%
American Airlines Pass-Through Trust Class A	3.375%		11/1/2028	16,163,009	15,936,280
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	16,720,668	17,100,082
Total					33,036,362

Auto Manufacturers 4.72%
American Honda Finance Corp.	4.55%		7/9/2027	43,508,000	43,934,582
American Honda Finance Corp.	4.612% (SOFR + 0.55%	)#	5/21/2026	30,000,000	30,040,820
American Honda Finance Corp.	4.802% (SOFR + 0.71%	)#	1/9/2026	44,151,000	44,174,637
American Honda Finance Corp.	4.802% (SOFR + 0.71%	)#	7/9/2027	22,231,000	22,239,305
American Honda Finance Corp.	4.902% (SOFR + 0.73%	)#	3/8/2027	43,359,000	43,474,917
American Honda Finance Corp.	4.918% (SOFR + 0.77%	)#	3/12/2027	26,612,000	26,673,044
BMW U.S. Capital LLC†	4.761% (SOFR + 0.71%	)#	8/11/2027	21,618,000	21,677,342

See Notes to Financial Statements.	299

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC†	4.854% (SOFR + 0.80%	)#	8/13/2026	$13,000,000	$13,039,061
BMW U.S. Capital LLC†	4.899% (SOFR + 0.78%	)#	3/19/2027	28,359,000	28,454,293
Daimler Truck Finance North America LLC†	5.075% (SOFR + 0.96%	)#	9/25/2027	23,668,000	23,741,324
Ford Motor Credit Co. LLC	4.389%		1/8/2026	20,033,000	20,029,807
Ford Motor Credit Co. LLC	5.497% (SOFR + 1.45%	)#	11/5/2026	33,421,000	33,502,575
Ford Motor Credit Co. LLC	6.95%		6/10/2026	14,118,000	14,263,783
Ford Motor Credit Co. LLC	7.122% (SOFR + 2.95%	)#	3/6/2026	3,493,000	3,511,588
General Motors Financial Co., Inc.	5.139% (SOFR + 1.05%	)#	7/15/2027	44,543,000	44,596,195
General Motors Financial Co., Inc.	5.398% (SOFR + 1.35%	)#	5/8/2027	26,796,000	26,929,881
Hyundai Capital America†	4.30%		9/24/2027	6,000,000	6,014,503
Hyundai Capital America†	5.234% (SOFR + 1.12%	)#	6/23/2027	30,538,000	30,702,537
Hyundai Capital America†	5.592% (SOFR + 1.50%	)#	1/8/2027	30,859,000	31,142,257
Mercedes-Benz Finance North America LLC†	4.696% (SOFR + 0.63%	)#	7/31/2026	26,583,000	26,625,986
Mercedes-Benz Finance North America LLC†	4.906% (SOFR + 0.85%	)#	11/15/2027	44,391,000	44,694,556
Stellantis Finance U.S., Inc.†	1.711%		1/29/2027	12,512,000	12,128,855
Stellantis Finance U.S., Inc.†(b)	5.625%		1/12/2028	8,766,000	8,937,607
Toyota Motor Credit Corp.	4.749% (SOFR + 0.65%	)#	1/5/2026	53,162,000	53,181,668
Toyota Motor Credit Corp.	4.817% (SOFR + 0.77%	)#	8/7/2026	3,000,000	3,010,960
Volkswagen Group of America Finance LLC†	4.945% (SOFR + 0.83%	)#	3/20/2026	24,100,000	24,132,206
Volkswagen Group of America Finance LLC†	5.30%		3/22/2027	26,160,000	26,485,586
Total					707,339,875

Banks 21.82%
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.89% (SOFR + 0.81%	)#	1/18/2027	26,601,000	26,725,103
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	74,432,000	73,899,391

300	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.705% (3 mo. USD Term SOFR + 1.77%	)#	4/24/2028	$21,959,000	$21,849,835
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	51,276,000	50,391,535
Bank of Montreal (Canada)(a)	5.312% (SOFR + 1.16%	)#	12/11/2026	26,605,000	26,826,270
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	10,513,000	10,318,102
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	17,232,000	18,238,490
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%	)#	1/13/2027	25,480,000	25,387,686
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	56,367,000	54,021,147
BNP Paribas SA (France)†(a)	3.50%		11/16/2027	20,000,000	19,757,761
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,220,000	20,831,048
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	46,664,000	46,753,367
CaixaBank SA (Spain)†(a)	6.208% (SOFR + 2.70%	)#	1/18/2029	26,896,000	28,008,290
Canadian Imperial Bank of Commerce (Canada)(a)	5.082% (SOFR + 0.93%	)#	9/11/2027	43,390,000	43,538,205
Capital One NA	3.45%		7/27/2026	22,030,000	21,934,651
Citibank NA	4.756% (SOFR + 0.71%	)#	8/6/2026	18,165,000	18,215,235
Citibank NA	4.772% (SOFR + 0.71%	)#	11/19/2027	43,762,000	43,863,729
Citibank NA	4.851% (SOFR + 0.78%	)#	5/29/2027	50,000,000	50,256,498
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	28,059,000	27,707,378
Citigroup, Inc.	3.52% (3 mo. USD Term SOFR + 1.41%	)#	10/27/2028	53,607,000	53,065,240
Citigroup, Inc.	3.668% (3 mo. USD Term SOFR + 1.65%	)#	7/24/2028	23,708,000	23,546,134
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	9,432,000	9,408,493
Citigroup, Inc.	5.194% (SOFR + 1.14%	)#	5/7/2028	50,000,000	50,312,962
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	25,978,988

See Notes to Financial Statements.	301

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(a)	1.549% (1 yr. CMT + 0.73%	)#	9/10/2027	$46,836,000	$45,942,160
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	7,533,000	7,541,884
Goldman Sachs Bank USA	4.893% (SOFR + 0.77%	)#	3/18/2027	44,364,000	44,428,726
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%	)#	5/21/2027	44,883,000	45,157,604
Goldman Sachs Group, Inc.	1.431% (SOFR + 0.80%	)#	3/9/2027	93,080,000	92,379,450
Goldman Sachs Group, Inc.	1.542% (SOFR + 0.82%	)#	9/10/2027	16,585,000	16,255,301
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	163,600,000	160,400,902
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	3,601,000	3,536,762
Goldman Sachs Group, Inc.	5.362% (SOFR + 1.29%	)#	4/23/2028	27,595,000	27,830,756
HSBC Holdings PLC (United Kingdom)(a)(b)	1.589% (SOFR + 1.29%	)#	5/24/2027	8,653,000	8,543,240
HSBC Holdings PLC (United Kingdom)(a)	4.041% (3 mo. USD Term SOFR + 1.81%	)#	3/13/2028	13,065,000	13,043,271
HSBC Holdings PLC (United Kingdom)(a)	5.13% (SOFR + 1.04%	)#	11/19/2028	30,000,000	30,562,943
HSBC USA, Inc.	5.14% (SOFR + 0.96%	)#	3/4/2027	26,831,000	26,984,591
Huntington National Bank	4.81% (SOFR + 0.72%	)#	4/12/2028	40,380,000	40,370,441
JPMorgan Chase Bank NA	5.172% (SOFR + 1.00%	)#	12/8/2026	26,705,000	26,921,669
Lloyds Banking Group PLC (United Kingdom)(a)	4.65%		3/24/2026	69,118,000	69,159,117
Macquarie Bank Ltd. (Australia)†(a)	5.023% (SOFR + 0.92%	)#	7/2/2027	22,238,000	22,455,239
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	14,900,000	14,848,309
Macquarie Group Ltd. (Australia)†(a)	1.935% (SOFR + 1.00%	)#	4/14/2028	12,269,000	11,913,200
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%	)#	10/15/2027	15,470,000	15,522,937
Morgan Stanley Bank NA	4.774% (SOFR + 0.69%	)#	10/15/2027	44,357,000	44,457,498

302	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley Private Bank NA	4.204% (SOFR + 0.78%	)#	11/17/2028	$48,424,000	$48,517,160
Morgan Stanley Private Bank NA	4.863% (SOFR + 0.77%	)#	7/6/2028	43,274,000	43,374,683
National Australia Bank Ltd. (Australia)†(a)	4.669% (SOFR + 0.60%	)#	10/26/2027	30,100,000	30,240,504
National Australia Bank Ltd. (Australia)†(a)	4.806% (SOFR + 0.65%	)#	12/10/2025	17,634,000	17,635,922
National Bank of Canada (Canada)(a)	4.702% (SOFR + 0.56%	)#	3/5/2027	30,816,000	30,850,076
National Bank of Canada (Canada)(a)	5.01% (SOFR + 0.90%	)#	3/25/2027	41,500,000	41,557,353
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,075,004
NatWest Group PLC (United Kingdom)(a)	1.642% (1 yr. CMT + 0.90%	)#	6/14/2027	14,353,000	14,158,334
NatWest Markets PLC (United Kingdom)†(a)	5.065% (SOFR + 0.95%	)#	3/21/2028	31,796,000	31,982,057
PNC Bank NA	4.543% (SOFR + 0.63%	)#	5/13/2027	37,972,000	38,030,868
PNC Bank NA	4.589% (SOFR + 0.5%	)#	1/15/2027	38,927,000	38,941,405
Royal Bank of Canada (Canada)(a)	4.80% (SOFR + 0.72%	)#	10/18/2027	34,533,000	34,633,469
Royal Bank of Canada (Canada)(a)	4.862% (SOFR + 0.79%	)#	7/23/2027	35,810,000	35,908,250
Royal Bank of Canada (Canada)(a)	5.03% (SOFR + 0.95%	)#	1/19/2027	22,170,000	22,313,711
Royal Bank of Canada (Canada)(a)	5.16% (SOFR + 1.08%	)#	7/20/2026	43,671,000	43,941,457
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%	)#	6/14/2027	148,346,000	146,272,070
Santander U.K. Group Holdings PLC (United Kingdom)(a)	3.823% (3 mo. USD LIBOR + 1.40%	)#	11/3/2028	61,803,000	61,328,224
Skandinaviska Enskilda Banken AB (Sweden)†(a)	5.066% (SOFR + 0.89%	)#	3/5/2027	22,357,000	22,496,761
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	10,512,000	10,498,000
Societe Generale SA (France)†(a)	1.792% (1 yr. CMT + 1.00%	)#	6/9/2027	15,000,000	14,798,155

See Notes to Financial Statements.	303

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(a)	2.797% (1 yr. CMT + 1.30%	)#	1/19/2028	$61,655,000	$60,579,171
Societe Generale SA (France)†(a)	5.16% (SOFR + 1.10%	)#	2/19/2027	30,443,000	30,544,443
Standard Chartered PLC (United Kingdom)†(a)	2.608% (1 yr. CMT + 1.18%	)#	1/12/2028	20,344,000	19,988,488
State Street Bank & Trust Co.	4.526% (SOFR + 0.46%	)#	11/25/2026	13,196,000	13,235,890
State Street Corp.	4.543% (SOFR + 0.95%	)#	4/24/2028	11,428,000	11,525,206
State Street Corp.	4.713% (SOFR + 0.64%	)#	10/22/2027	16,201,000	16,273,828
State Street Corp.	4.892% (SOFR + 0.85%	)#	8/3/2026	43,600,000	43,735,957
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.393% (SOFR + 1.30%	)#	7/13/2026	21,769,000	21,911,629
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	5.156% (SOFR + 0.98%	)#	9/10/2027	21,412,000	21,644,700
Svenska Handelsbanken AB (Sweden)†(a)	5.394% (SOFR + 1.25%	)#	6/15/2026	39,406,000	39,599,844
Swedbank AB (Sweden)†(a)	5.524% (SOFR + 1.38%	)#	6/15/2026	41,440,000	41,673,319
Toronto-Dominion Bank (Canada)(a)	4.748% (SOFR + 0.62%	)#	12/17/2026	43,904,000	44,056,030
Toronto-Dominion Bank (Canada)(a)	4.875% (SOFR + 0.82%	)#	1/31/2028	33,211,000	33,339,688
Toronto-Dominion Bank (Canada)(a)	5.163% (SOFR + 1.08%	)#	7/17/2026	43,611,000	43,828,602
Truist Bank	4.671% (SOFR + 0.59%	)#	5/20/2027	30,813,000	30,882,146
Truist Bank	4.84% (SOFR + 0.77%	)#	7/24/2028	34,591,000	34,615,287
U.S. Bank NA	4.763% (SOFR + 0.69%	)#	10/22/2027	51,851,000	52,005,463
U.S. Bank NA	4.966% (SOFR + 0.91%	)#	5/15/2028	45,959,000	46,156,089
UBS Group AG (Switzerland)†(a)	1.305% (SOFR + 0.98%	)#	2/2/2027	26,412,000	26,279,690
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	56,134,000	55,090,893
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	24,699,000	24,553,655

304	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	4.253%		3/23/2028	$32,802,000	$32,827,311
UBS Group AG (Switzerland)†(a)	4.282%		1/9/2028	64,233,000	64,338,094
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	34,683,000	34,795,626
Wells Fargo & Co.	4.90% (SOFR + 0.78%	)#	1/24/2028	51,400,000	51,847,683
Wells Fargo Bank NA	5.107% (SOFR + 1.06%	)#	8/7/2026	44,218,000	44,438,817
Zions Bancorp NA	4.704% (SOFR + 1.16%	)#	8/18/2028	18,812,000	18,798,950
Total					3,273,211,500

Beverages 0.60%
Bacardi Ltd.†	2.75%		7/15/2026	37,279,000	36,902,928
JDE Peet’s NV (Netherlands)†(a)	1.375%		1/15/2027	27,941,000	27,045,820
Keurig Dr. Pepper, Inc.	5.024% (SOFR + 0.88%	)#	3/15/2027	26,617,000	26,631,759
Total					90,580,507

Biotechnology 0.20%
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,485,394
Illumina, Inc.	5.75%		12/13/2027	9,047,000	9,292,832
Royalty Pharma PLC	1.75%		9/2/2027	15,283,000	14,674,530
Total					30,452,756

Building Materials 0.28%
Amrize Finance U.S. LLC†	4.60%		4/7/2027	42,162,000	42,427,665

Chemicals 0.17%
CF Industries, Inc.†	4.50%		12/1/2026	25,315,000	25,398,193

Commercial Services 0.10%
GXO Logistics, Inc.(b)	1.65%		7/15/2026	15,777,000	15,518,307

Computers 0.08%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,424,134

Diversified Financial Services 2.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		1/30/2026	6,378,000	6,352,547
Air Lease Corp.	3.75%		6/1/2026	13,089,000	13,056,282
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,351,584
Air Lease Corp.	5.30%		2/1/2028	23,845,000	24,273,897

See Notes to Financial Statements.	305

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Air Lease Corp.	5.85%		12/15/2027	$44,645,000	$45,957,820
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	4,415,000	4,560,831
Aviation Capital Group LLC†	1.95%		1/30/2026	16,967,000	16,900,732
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	16,812,532
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	13,636,000	13,552,585
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	31,445,000	30,438,845
Equitable America Global Funding†	3.95%		9/15/2027	14,152,000	14,136,500
Jefferies Financial Group, Inc.	4.75%		8/11/2026	60,530,000	60,594,108
LPL Holdings, Inc.†	4.625%		11/15/2027	16,696,000	16,702,376
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,528,181
Stellantis Financial Services U.S. Corp.†	5.834% (SOFR + 1.69%	)#	9/15/2028	36,610,000	36,776,137
Total					346,994,957

Electric 1.53%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	15,377,000	15,456,971
Cleco Corporate Holdings LLC	3.743%		5/1/2026	4,754,000	4,736,945
Consolidated Edison Co. of New York, Inc.	4.577% (SOFR + 0.52%	)#	11/18/2027	13,174,000	13,204,544
Duke Energy Progress LLC	4.35%		3/6/2027	15,894,000	16,002,718
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,457,806
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,827,009
Georgia Power Co.	4.424% (SOFR + 0.28%	)#	9/15/2026	30,747,000	30,750,476
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	19,071,000	19,277,963
NextEra Energy Capital Holdings, Inc.	4.853% (SOFR + 0.80%	)#	2/4/2028	24,870,000	25,046,953
NRG Energy, Inc.†	2.00%		12/2/2025	32,139,000	32,136,865
NRG Energy, Inc.†	2.45%		12/2/2027	22,751,000	21,899,337
Vistra Operations Co. LLC†	3.70%		1/30/2027	25,883,000	25,709,066
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,970,299
Total					229,476,952

Electronics 0.09%
Vontier Corp.	1.80%		4/1/2026	14,104,000	13,977,684

Food 0.22%
Conagra Brands, Inc.	1.375%		11/1/2027	10,663,000	10,112,700
Flowers Foods, Inc.	3.50%		10/1/2026	23,525,000	23,380,985
Total					33,493,685

306	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.25%
National Fuel Gas Co.	5.50%		10/1/2026	$6,726,000	$6,801,722
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,370,942
Total					37,172,664

Health Care-Services 0.29%
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	25,599,000	25,003,620
HCA, Inc.	4.941% (SOFR + 0.87%	)#	3/1/2028	12,336,000	12,406,797
UnitedHealth Group, Inc.	4.589% (SOFR + 0.50%	)#	7/15/2026	6,677,000	6,685,537
Total					44,095,954

Insurance 4.63%
AEGON Funding Co. LLC†	5.50%		4/16/2027	14,595,000	14,833,311
Athene Global Funding†	1.73%		10/2/2026	14,261,000	13,979,601
Athene Global Funding†	2.50%		3/24/2028	10,000,000	9,558,507
Athene Global Funding†	3.205%		3/8/2027	3,100,000	3,050,521
Athene Global Funding†	4.83%		5/9/2028	28,284,000	28,551,428
Athene Global Funding†	4.95%		1/7/2027	31,103,000	31,356,660
Athene Global Funding†	5.123% (SOFR + 1.00%	)#	9/18/2028	35,000,000	35,072,287
Athene Global Funding†	5.32% (SOFR + 1.21%	)#	3/25/2027	26,628,000	26,832,157
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,072,880
Brighthouse Financial Global Funding†	5.55%		4/9/2027	18,238,000	18,505,732
Brown & Brown, Inc.	4.60%		12/23/2026	13,088,000	13,151,136
CNO Global Funding †	1.75%		10/7/2026	9,962,000	9,769,777
Corebridge Global Funding†	4.847% (SOFR + 0.75%	)#	1/7/2028	42,614,000	42,611,363
Corebridge Global Funding†	5.41% (SOFR + 1.30%	)#	9/25/2026	29,760,000	29,961,186
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,485,106
F&G Global Funding†	2.00%		9/20/2028	20,583,000	19,253,780
F&G Global Funding†	5.497% (SOFR + 1.33%	)#	9/8/2028	35,756,000	36,021,099
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,332,145
Jackson National Life Global Funding†	3.05%		4/29/2026	27,665,000	27,542,222
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,409,785
Jackson National Life Global Funding†	5.058% (SOFR + 0.89%	)#	6/9/2027	43,646,000	43,883,517

See Notes to Financial Statements.	307

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.06% (SOFR + 0.97%	)#	1/14/2028	$42,738,000	$43,014,032
Jackson National Life Global Funding†	5.098% (SOFR + 0.95%	)#	9/12/2028	46,632,000	46,920,978
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	8,998,655
Jackson National Life Insurance Co.†	8.15%		3/15/2027	17,140,000	17,755,980
Marsh & McLennan Cos., Inc.	4.748% (SOFR + 0.70%	)#	11/8/2027	12,980,000	13,049,905
Principal Life Global Funding II†	4.867% (SOFR + 0.81%	)#	8/18/2028	21,650,000	21,694,072
Sammons Financial Group Global Funding†	5.044% (SOFR + 0.85%	)#	9/2/2027	60,111,000	60,363,172
Sammons Financial Group, Inc.†	4.45%		5/12/2027	15,730,000	15,709,769
Total					694,740,763

Internet 0.15%
Alphabet, Inc.	4.57% (SOFR + 0.52%	)#	11/15/2028	21,946,000	22,076,141

Investment Companies 0.04%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	5,734,000	5,691,023

Leisure Time 0.80%
Royal Caribbean Cruises Ltd.†	4.25%		7/1/2026	10,900,000	10,896,241
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	26,989,000	27,200,806
Royal Caribbean Cruises Ltd.†	5.50%		8/31/2026	81,848,000	82,041,097
Total					120,138,144

Lodging 0.12%
Las Vegas Sands Corp.	3.50%		8/18/2026	17,256,000	17,136,884

Machinery-Diversified 0.89%
Regal Rexnord Corp.	6.05%		2/15/2026	133,298,000	133,611,969

Mining 0.48%
Freeport-McMoRan, Inc.	5.00%		9/1/2027	9,223,000	9,224,680
Glencore Funding LLC†	4.853% (SOFR + 0.75%	)#	10/1/2026	15,806,000	15,823,744
Glencore Funding LLC†	5.159% (SOFR + 1.06%	)#	4/4/2027	23,809,000	23,911,016
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.375%		3/12/2027	6,645,000	6,693,822
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.984% (SOFR + 0.84%	)#	3/14/2028	15,902,000	16,050,546
Total					71,703,808

308	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.27%
Siemens Funding BV (Netherlands)†(a)	4.709% (SOFR + 0.64%	)#	5/26/2028	$40,000,000	$40,191,475

Oil & Gas 0.95%
Chevron USA, Inc.	4.429% (SOFR + 0.36%	)#	2/26/2027	13,300,000	13,327,426
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,530,710
EQT Corp.	6.50%		7/1/2027	66,339,000	67,797,288
EQT Corp.	7.50%		6/1/2027	25,947,000	26,357,997
Occidental Petroleum Corp.	8.50%		7/15/2027	29,129,000	30,542,339
Total					142,555,760

Packaging & Containers 0.24%
Berry Global, Inc.†	4.875%		7/15/2026	34,064,000	34,073,538
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,477,103
Total					36,550,641

Pharmaceuticals 0.63%
Bayer Corp.†	6.65%		2/15/2028	4,624,000	4,850,314
GlaxoSmithKline Capital PLC (United Kingdom)(a)	4.648% (SOFR + 0.50%	)#	3/12/2027	40,169,000	40,320,157
Novartis Capital Corp.	4.567% (SOFR + 0.52%	)#	11/5/2028	21,946,000	22,132,514
Pfizer, Inc.	3.875%		11/15/2027	27,704,000	27,755,971
Total					95,058,956

Pipelines 0.58%
Energy Transfer LP†	6.00%		2/1/2029	17,209,000	17,410,968
NGPL PipeCo LLC†	4.875%		8/15/2027	33,804,000	33,906,136
ONEOK, Inc.	4.85%		7/15/2026	10,883,000	10,905,307
South Bow USA Infrastructure Holdings LLC	4.911%		9/1/2027	14,465,000	14,580,043
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	10,333,000	10,334,965
Total					87,137,419

REITS 2.09%
American Tower Corp.	1.60%		4/15/2026	37,582,000	37,238,012
Crown Castle, Inc.	3.70%		6/15/2026	20,996,000	20,928,608
Crown Castle, Inc.	4.45%		2/15/2026	31,552,000	31,547,745
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	58,553,000	58,040,567

See Notes to Financial Statements.	309

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
REITS (continued)
Public Storage Operating Co.	4.785% (SOFR + 0.70%	)#	4/16/2027	$21,144,000	$21,207,229
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	22,867,000	22,690,374
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	73,656,000	73,642,321
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	5,006,903
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,857,734
WEA Finance LLC†	2.875%		1/15/2027	26,294,000	25,810,064
Total					312,969,557

Retail 0.25%
Home Depot, Inc.(b)	5.10%		12/24/2025	37,331,000	37,354,163

Software 0.46%
Fiserv, Inc.	2.25%		6/1/2027	3,187,000	3,093,648
Fiserv, Inc.	5.15%		3/15/2027	16,584,000	16,740,821
Oracle Corp.	2.80%		4/1/2027	41,090,000	40,292,283
VMware LLC	1.40%		8/15/2026	8,207,000	8,063,317
Total					68,190,069

Telecommunications 0.19%
NTT Finance Corp. (Japan)†(a)	4.567%		7/16/2027	6,332,000	6,381,246
NTT Finance Corp. (Japan)†(a)	5.171% (SOFR + 1.08%	)#	7/16/2028	21,581,000	21,798,815
Total					28,180,061
Total Corporate Bonds (cost $7,047,723,537)					7,079,709,717

FLOATING RATE LOANS(d) 4.34%

Biotechnology 0.38%
Amgen, Inc. 2022 Term Loan	5.295% (3 mo. USD Term SOFR + 1.13%	)	10/6/2026	57,320,000	57,391,650

Chemicals 0.32%
Chevron Phillips Chemical Co. LLC Term Loan	4.934% (1 mo. USD Term SOFR + 0.88%	)	5/9/2027	47,852,000	47,672,555

Computers 0.21%
Hewlett Packard Enterprise Co. Term Loan	5.322% (1 mo. USD Term SOFR + 1.25%	)	9/12/2029	31,532,000	31,610,830

Diversified Financial Services 0.38%
Atlas Warehouse Lending Co. LP Term Loan	–	(e)	4/10/2026	56,000,000	56,495,136

310	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.41%
Honeywell International, Inc. Term Loan A1	4.791% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027	$44,687,500	$44,743,359
Ralliant Corp. Delayed Draw Term Loan A1(f)	5.408% (6 mo. USD Term SOFR + 1.13%	)	11/13/2026	16,969,000	16,300,931	(g)
Total					61,044,290

Health Care Products 0.02%
Solventum Corp. Term Loan	5.309% (1 mo. USD Term SOFR + 1.25%	)	3/8/2027	3,214,286	3,222,321

Insurance 0.08%
Brown & Brown, Inc. Term Loan	5.266% (1 mo. USD Term SOFR + 1.75%	)	10/27/2026	11,666,666	11,710,417

Oil & Gas 0.65%
Diamondback E&P LLC Delayed Draw Term Loan	5.356% (1 mo. USD Term SOFR + 1.25%	)	11/5/2027	36,860,000	36,906,074
Occidental Petroleum Corp. 2 Year Term Loan	5.684% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	35,000,000	35,043,750
Viper Energy Partners LLC Delayed Draw Term Loan(f)	–	(e)	7/23/2027	25,444,000	25,587,123
Total					97,536,947

Real Estate Investment Trusts 0.85%
Host Hotels & Resorts LP 2023 Term Loan A1	4.816% (1 mo. USD Term SOFR + 0.90%	)	1/4/2027	44,760,334	44,620,457
Invitation Homes Operating Partnership LP 2024 Term Loan	4.909% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	44,000,000	44,000,000
Ventas Realty LP 2023 Term Loan	4.866% (1 mo. USD Term SOFR + 0.85%	)	2/1/2027	39,441,333	39,145,524
Total					127,765,981

Retail 0.58%
Lowe’s Cos., Inc. Delayed Draw Term Loan	4.935% (3 mo. USD Term SOFR + 1.00%	)	9/15/2028	88,162,000	87,831,393

Telecommunications 0.32%
Motorola Solutions, Inc. Term Loan	–	(e)	7/20/2026	48,668,000	48,728,835

Utilities 0.14%
ENEL Finance America LLC Term Loan	5.561% (6 mo. USD Term SOFR + 1.25%	)	11/20/2026	20,285,714	20,349,107
Total Floating Rate Loans (cost $653,030,028)					651,359,462

See Notes to Financial Statements.	311

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.56%

Panama 0.17%
Panama Government International Bonds	7.125%		1/29/2026	$25,722,000	$25,923,917

South Korea 0.39%
Korea National Oil Corp.†	4.936% (SOFR + 0.83%	)#	4/3/2027	12,514,000	12,567,185
Korea National Oil Corp.†(b)	5.01% (SOFR + 0.90%	)#	9/30/2027	30,714,000	30,912,238
Korea National Oil Corp.†	5.129% (SOFR + 1.08%	)#	11/14/2026	15,000,000	15,150,495
Total					58,629,918
Total Foreign Government Obligations (cost $84,025,189)					84,553,835

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.81%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4	3.574%		2/15/2050	43,097,150	42,746,645
Bank Series 2017-BNK4 Class A4	3.625%		5/15/2050	34,800,000	34,420,833
CD Mortgage Trust Series 2016-CD2 Class A3	3.248%		11/10/2049	15,903,168	15,787,566
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	12,937,787	12,851,675
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	7,024,612	7,002,389
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	15,847,897	15,764,694
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	34,648,741	34,568,768
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3	3.063%		4/15/2049	7,843,812	7,820,429
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	15,225,547	15,082,227
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	15,240,600	15,070,949
COMM Mortgage Trust Series 2016-CR28 Class A4	3.762%		2/10/2049	2,424,461	2,420,894
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,039,216	33,568,954
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	13,164,000	13,050,308
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	22,202,816
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	6,716,716	6,600,877

312	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBJPM Mortgage Trust Series 2016-C3 Class A5	2.89%		8/10/2049	$13,740,000	$13,610,928
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.422% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	10,000,000	10,432,080
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.142% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	2,855,111	2,895,074
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	6,765,043	6,802,462
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.122% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	5,798,000	5,813,697
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.072% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	394,255	394,171
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.322% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	2,621,309	2,622,016
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.322% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	13,897,500	13,979,130
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.022% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	3,525,000	3,530,317
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.072% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	7,067,191	7,082,173
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.522% (30 day USD SOFR Average + 1.45%	)#	3/25/2045	4,691,355	4,722,843
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.272% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	1,080,926	1,080,966
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.022% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	3,238,579	3,253,882

See Notes to Financial Statements.	313

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	5.072% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	$5,278,187	$5,276,178
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.022% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	11,287,397	11,303,512
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	5.072% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	11,154,093	11,172,139
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	3,620,395	3,591,729
GS Mortgage Securities Trust Series 2017-GS5 Class A4	3.674%		3/10/2050	10,785,000	10,688,127
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5	3.914%		1/15/2049	6,954,874	6,928,755
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A5	2.87%		8/15/2049	17,732,000	17,532,565
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 Class A5	3.723%		3/15/2050	20,000,000	19,861,976
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	5,621,548	5,592,180
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	5,000,000	4,962,808
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3	3.141%		12/15/2049	8,137,700	7,995,703
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	10,124,832	10,102,976
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A4	2.60%		9/15/2049	9,746,813	9,700,939
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5	3.102%		11/15/2049	36,763,000	36,291,099
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	20,970,106	20,738,537
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	2,456,946	2,451,616
Morgan Stanley Capital I Trust Series 2017-H1 Class A5	3.53%		6/15/2050	6,355,400	6,292,090
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(c)	10/25/2065	21,500,000	21,559,538

314	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	$9,516,101	$9,409,799
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	18,297,000	18,090,688
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(c)	6/25/2070	9,906,837	9,880,467
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class A2	2.399%		8/15/2049	13,393,202	13,296,667
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	5.127% (1 mo. USD Term SOFR + 1.16%	)#	7/15/2048	19,000,000	19,009,325
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	25,475,000	25,357,777
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3	2.684%		10/15/2049	9,268,931	9,190,997
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	14,580,000	14,438,924
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A6	3.635%		1/15/2059	17,961,846	17,914,125
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class A4	3.631%		1/15/2060	17,777,000	17,661,295
Total Non-Agency Commercial Mortgage-Backed Securities (cost $715,999,992)					721,472,294

U.S. TREASURY OBLIGATIONS 2.75%
U.S. Treasury Notes	3.875%		5/31/2027	350,189,000	351,830,511
U.S. Treasury Notes	4.25%		11/30/2026	60,036,000	60,391,751
Total U.S. Treasury Obligations (cost $411,120,674)					412,222,262
Total Long-Term Investments (cost $13,225,729,195)					13,272,157,998

SHORT-TERM INVESTMENTS 11.57%

COMMERCIAL PAPER 11.34%

Beverages 0.44%
Bacardi-Martini BV†	4.423%		12/18/2025	22,956,000	22,908,953
Keurig Dr. Pepper, Inc.†	4.345%		1/16/2026	25,000,000	24,863,917
Keurig Dr. Pepper, Inc.†	4.355%		1/16/2026	17,823,000	17,725,756
Total					65,498,626

Building Materials 0.13%
CRH America Finance, Inc.†	4.324%		12/8/2025	20,000,000	19,983,550

See Notes to Financial Statements.	315

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.03%
Nutrien Ltd.†	4.156%	12/24/2025	$500,000	$498,697
Nutrien Ltd.†	4.224%	12/24/2025	4,500,000	4,488,069
Total				4,986,766

Diversified Financial Services 0.89%
Air Lease Corp.†	4.478%	12/5/2025	43,218,000	43,196,871
Aviation Capital Group LLC†	4.119%	12/1/2025	20,000,000	20,000,000
Brookfield Infrastructure Holdings Canada, Inc.	4.253%	1/8/2026	58,000,000	57,744,703
Brookfield Infrastructure Holdings Canada, Inc.	4.282%	1/8/2026	12,800,000	12,743,254
Total				133,684,828

Electric 0.17%
Evergy Kansas Central, Inc.†	4.153%	12/3/2025	1,000,000	999,773
Evergy Missouri West, Inc.†	4.261%	12/1/2025	24,000,000	24,000,000
Total				24,999,773

Food 0.27%
Conagra Brands, Inc.†	4.371%	12/17/2025	40,000,000	39,923,556

Health Care-Services 1.79%
City of Hope	4.229%	12/11/2025	49,662,000	49,604,750
CommonSpirit Health	4.423%	2/12/2026	67,935,000	67,294,590
CommonSpirit Health	4.474%	1/29/2026	20,756,000	20,594,045
HCA, Inc.†	4.382%	1/6/2026	44,299,000	44,108,514
HCA, Inc.†	4.386%	1/15/2026	87,652,000	87,180,871
Total				268,782,770

Investment Companies 0.13%
HA Sustainable Infrastructure Capital, Inc.†	4.672%	12/11/2025	19,000,000	18,975,722

Leisure Time 0.57%
Brunswick Corp.†	4.516%	12/2/2025	17,727,000	17,724,809
Harley-Davidson Financial Services, Inc.†	4.489%	1/13/2026	17,725,000	17,631,845
Harley-Davidson Financial Services, Inc.†	4.508%	1/26/2026	30,000,000	29,794,200
Harley-Davidson Financial Services, Inc.†	4.696%	12/5/2025	20,168,000	20,157,714
Total				85,308,568

Mining 0.67%
Glencore Funding LLC†	4.29%	12/10/2025	80,852,000	80,767,105
Glencore Funding LLC†	4.313%	12/10/2025	20,000,000	19,978,900
Total				100,746,005

316	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.90%
Ovintiv, Inc.	4.487%	12/16/2025	$28,165,000	$28,113,364
Ovintiv, Inc.	4.535%	12/19/2025	25,000,000	24,944,250
Ovintiv, Inc.	4.571%	12/19/2025	28,309,000	28,245,446
Ovintiv, Inc.	4.643%	12/18/2025	20,000,000	19,957,028
Ovintiv, Inc.	4.689%	12/16/2025	20,000,000	19,961,667
Ovintiv, Inc.	4.69%	12/16/2025	13,852,000	13,825,450
Total				135,047,205

Pharmaceuticals 0.35%
Bayer Corp.†	4.623%	8/4/2026	54,500,000	53,005,735

Pipelines 1.49%
Energy Transfer LP†	4.087%	12/1/2025	28,250,000	28,250,000
Western Midstream Operating LP†	4.367%	12/4/2025	26,870,000	26,860,372
Western Midstream Operating LP†	4.367%	12/5/2025	75,000,000	74,964,166
Western Midstream Operating LP†	4.367%	12/8/2025	50,000,000	49,958,194
Western Midstream Operating LP†	4.401%	12/8/2025	17,693,000	17,678,104
Western Midstream Operating LP†	4.401%	12/9/2025	25,000,000	24,975,945
Total				222,686,781

REITS 1.24%
Crown Castle, Inc.†	4.436%	12/18/2025	124,487,000	124,230,695
Extra Space Storage LP†	4.269%	12/4/2025	61,793,000	61,771,424
Total				186,002,119

Retail 0.29%
Alimentation Couche-Tard, Inc.†	4.251%	1/21/2026	17,390,000	17,287,761
AutoNation, Inc.†	4.312%	12/1/2025	26,723,000	26,723,000
Total				44,010,761

Software 0.75%
Oracle Corp.†	4.334%	1/16/2026	29,750,000	29,589,581
Oracle Corp.†	4.337%	1/16/2026	12,500,000	12,432,597
Oracle Corp.†	4.348%	1/15/2026	71,330,000	70,952,843
Total				112,975,021

Telecommunications 1.23%
TELUS Corp.†	4.423%	3/26/2026	46,250,000	45,564,880
TELUS Corp.†	4.616%	4/7/2026	14,504,000	14,267,263
TELUS Corp.†	4.896%	12/30/2025	34,809,000	34,675,807
TELUS Corp.†	4.896%	1/6/2026	25,280,000	25,159,920

See Notes to Financial Statements.	317

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
TELUS Corp.†	4.99%	2/23/2026	$65,282,000	$64,569,695
Total				184,237,565
Total Commercial Paper (cost $1,700,827,931)				1,700,855,351

REPURCHASE AGREEMENTS 0.20%
Repurchase Agreement dated 11/28/2025, 3.500% due 12/1/2025 with Fixed Income Clearing Corp. collateralized by $762,300 of U.S. Treasury Bill at 0.000% due 11/27/2026; $7,261,000 of U.S. Treasury Note at 4.250% due 11/30/2026; $22,000,000 of U.S. Treasury Note at 1.625% due 11/30/2026; value: $29,933,149; proceeds: $29,354,681 (cost $29,346,122)			29,346,122	29,346,122

Time Deposits 0.00%
CitiBank N.A.(h) (cost $476,037)			476,037	476,037

			Shares

Money Market Funds 0.03%
Fidelity Government Portfolio(h) (cost $4,284,329)			4,284,329	4,284,329
Total Short-Term Investments (cost $1,734,934,419)				1,734,961,839
Total Investments in Securities 100.05% (cost $14,960,663,614)				15,007,119,837
Less Unfunded Loan Commitments (0.18%) (cost $27,372,632)				(27,468,000)
Net Investments in Securities 99.87% (cost $14,933,290,982)				14,979,651,837
Other Assets and Liabilities – Net(i) 0.14%				20,706,753
Net Assets 100.00%				$15,000,358,590

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2025, the total value of Rule 144A securities was $7,045,310,144, which represents 46.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2025.
(e)	Interest Rate to be determined.

318	See Notes to Financial Statements.

Schedule of Investments (concluded)

ULTRA SHORT BOND FUND November 30, 2025

(f)	Security partially/fully unfunded. (See Note 2(d)).
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at November 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	3,726	Long	$777,884,550	$778,210,035	$325,485

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,322,840,428	$–	$4,322,840,428
Corporate Bonds	–	7,079,709,717	–	7,079,709,717
Floating Rate Loans
Electronics	–	44,743,359	16,300,931	61,044,290
Remaining Industries	–	590,315,172	–	590,315,172
Less Unfunded Loan Commitments	–	(25,587,123)	(1,880,877)	(27,468,000)
Foreign Government Obligations	–	84,553,835	–	84,553,835
Non-Agency Commercial Mortgage-Backed Securities	–	721,472,294	–	721,472,294
U.S. Treasury Obligations	–	412,222,262	–	412,222,262
Short-Term Investments
Commercial Paper	–	1,700,855,351	–	1,700,855,351
Repurchase Agreements	–	29,346,122	–	29,346,122
Time Deposits	–	476,037	–	476,037
Money Market Funds	4,284,329	–	–	4,284,329
Total	$4,284,329	$14,960,947,454	$14,420,054	$14,979,651,837
Other Financial Instruments
Futures Contracts
Assets	$325,485	$–	$–	$325,485
Liabilities	–	–	–	–
Total	$325,485	$–	$–	$325,485

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	319

Statements of Assets and Liabilities

November 30, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$608,972,253	$5,881,249,271	$5,195,517,486
Investments in securities, at fair value including $0, $7,888,762, $11,169,889, $45,533,215, $102,161,102, $30,707,345 and $0, respectively, of securities loaned	$650,721,038	$5,953,471,657	$5,266,991,751
Cash	989	–	8,588,561
Cash at brokers for forwards, swap contracts and TBA collateral	2,870,000	820,000	700,000
Deposits with brokers for futures collateral	–	2,424,600	4,043,050
Deposits with brokers for forwards, options, swap contracts and TBA collateral	–	1,140,000	–
Foreign cash, at value (cost $0, $0, $4,608, $2,429,917, $0, $155 and $0, respectively)	–	–	4,562
Receivables:
Interest and dividends	1,913,250	36,185,970	38,075,557
Capital shares sold	90,653	22,496,980	19,934,747
Investment securities sold	–	1,211,585,338	987,516,091
From broker	–	–	–
From advisor (See Note 4)	–	108,015	–
Variation margin for centrally cleared swap contract agreements	–	–	–
Securities lending income	–	1,103	13,299
Total return swap contracts, at fair value (including upfront payment of $0, $0, $0, $449, $0, $0 and $0, respectively)	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	43,642
Unrealized appreciation on CPI swap contracts	–	–	–
Unrealized appreciation on unfunded loan commitments	–	–	–
Prepaid expenses and other assets	33,416	56,731	121,934
Total assets	655,629,346	7,228,290,394	6,326,033,194
LIABILITIES:
Payables:
To brokers for forwards, swap contracts and TBA collateral	2,870,000	820,000	700,000
Management fee	371,449	862,262	997,972
Capital shares reacquired	217,138	4,306,098	6,190,796
Trustees’ fees	104,612	322,992	150,426
Fund administration	21,226	164,233	143,418
12b-1 distribution plan	16,798	147,952	79,887
Investment securities purchased	–	2,148,388,341	1,852,952,005
Variation margin for futures contracts	–	204,006	1,095,032
To bank	–	2,522,067	–
Collateral due to broker for securities lending	–	8,099,842	12,649,681
To broker for collateral held for forwards, options, swap contracts and TBA collateral	–	–	430,000

320	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$4,678,415,463	$3,414,856,760	$6,155,467,742	$777,166,603

$4,701,677,345	$3,436,176,846	$6,252,044,390	$780,558,940
939,543	81,632	182,336	8,948

280,000	930,000	850,000	3,715,000
1,430,400	5,554,889	37,093,700	2,680,043

8,253,451	3,081,332	27,712,737	21,803,475

2,446,669	–	154	–

34,335,762	60,816,158	68,412,490	7,150,883
25,947,566	28,623,189	30,834,058	3,483,603
150,583,160	9,801,587	372,720,413	35,234,451
117,421	–	–	–
–	–	–	–

101,376	70,275	454,425	72,320
122,373	117,490	24,343	–

867,352	–	–	–

331,780	862,710	187,236	–
–	–	–	7,548,856

35,533	–	–	–
152,618	91,206	127,182	19,141
4,927,622,349	3,546,207,314	6,790,643,464	862,275,660

280,000	930,000	850,000	3,715,000
1,731,545	1,507,300	1,809,424	191,652
9,224,227	5,890,251	7,522,748	1,479,521
865,713	660,089	577,959	121,515
150,262	110,721	198,337	25,554
1,071,449	301,235	372,355	173,994
266,765,249	30,359,177	565,733,513	71,253,971
80,509	429,603	3,623,142	195,467
–	–	–	–
46,743,346	108,056,707	32,169,828	–

–	–	–	–

See Notes to Financial Statements.	321

Statements of Assets and Liabilities (continued)

November 30, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES (concluded):
Unrealized depreciation on forward foreign currency exchange contracts	$–	$–	$34,573
Unrealized depreciation on CPI swap contracts	–	–	–
Foreign currency overdraft (cost $0, $0, $0, $0, $0, $0 and $105, respectively)	–	–	–
Options written outstanding, at value (including premiums received of $2,740,878, $0, $0, $0, $0, $0 and $0, respectively)	2,190,708	–	–
Distributions payable	–	18,884,877	18,292,258
Accrued expenses and other liabilities	153,596	728,555	766,581
Total liabilities	5,945,527	2,185,451,225	1,894,482,629
Commitments and contingent liabilities	–	–	–
NET ASSETS	$649,683,819	$5,042,839,169	$4,431,550,565
COMPOSITION OF NET ASSETS:
Paid-in capital	$696,070,537	$5,304,089,824	$4,459,211,422
Total distributable earnings/(loss)	(46,386,718)	(261,250,655)	(27,660,857)
Net Assets	$649,683,819	$5,042,839,169	$4,431,550,565
Net Assets by class:
Class A Shares	$162,570,558	$708,115,509	$352,965,393
Class C Shares	$21,443,526	$42,456,257	$42,776,850
Class F Shares	$13,000,669	$52,115,614	$11,934,436
Class F3 Shares	$17,650,629	$845,212,007	$231,181,876
Class I Shares	$406,223,068	$3,310,669,496	$3,753,216,227
Class P Shares	$19,969	$–	$–
Class R2 Shares	$105,474	$488,730	$–
Class R3 Shares	$23,633,762	$4,980,370	$945,353
Class R4 Shares	$144,498	$8,404,066	$2,337,016
Class R5 Shares	$265,458	$5,458,886	$28,409
Class R6 Shares	$4,626,208	$64,938,234	$36,165,005
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,496,880	75,224,679	27,024,714
Class C Shares	1,267,933	4,530,654	3,273,673
Class F Shares	758,482	5,535,540	914,612
Class F3 Shares	1,014,311	89,783,313	17,698,934
Class I Shares	23,497,664	351,881,603	287,605,005
Class P Shares	1,136	–	–
Class R2 Shares	6,007	51,891	–
Class R3 Shares	1,391,785	528,999	72,396
Class R4 Shares	8,439	892,809	178,933
Class R5 Shares	15,360	579,668	2,175
Class R6 Shares	265,767	6,902,165	2,768,604

322	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$1,699,120	$381,562	$148,326	$–
–	–	–	2,905,555

–	–	–	117

–	–	–	–
26,009,090	20,747,192	27,401,810	3,163,526
2,186,082	1,022,931	866,334	308,220
356,806,592	170,396,768	641,273,776	83,534,092
–	–	–	–
$4,570,815,757	$3,375,810,546	$6,149,369,688	$778,741,568

$6,497,882,379	$4,247,399,518	$6,541,411,810	$1,236,468,369
(1,927,066,622)	(871,588,972)	(392,042,122)	(457,726,801)
$4,570,815,757	$3,375,810,546	$6,149,369,688	$778,741,568

$1,432,174,770	$716,662,444	$1,424,019,379	$137,520,513
$215,335,234	$85,896,198	$50,782,163	$23,546,340
$141,638,004	$59,582,563	$28,556,964	$15,620,640
$90,869,457	$471,016,708	$2,220,334,031	$57,284,088
$2,568,364,674	$1,650,915,350	$2,286,435,683	$508,205,077
$–	$–	$–	$–
$743,234	$5,506,149	$874,654	$421,092
$72,686,562	$88,582,225	$54,274,171	$1,274,136
$1,195,564	$37,164,908	$11,151,390	$2,568,882
$2,780,009	$36,937,208	$5,103,566	$2,079,879
$45,028,249	$223,546,793	$67,837,687	$30,220,921

177,649,402	112,416,728	573,148,927	11,602,494
26,683,836	13,546,348	20,355,396	1,984,029
17,579,002	9,359,312	11,507,688	1,315,965
11,253,207	73,523,156	893,579,224	4,827,977
318,285,699	257,749,012	919,617,318	42,895,626
–	–	–	–
92,089	858,652	349,301	35,700
9,009,264	13,815,866	21,773,838	107,512
148,269	5,830,635	4,484,035	216,839
344,206	5,771,818	2,053,303	175,680
5,578,533	34,879,909	27,301,311	2,551,359

See Notes to Financial Statements.	323

Statements of Assets and Liabilities (continued)

November 30, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net Assets by class: (concluded):
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$17.12	$9.41	$13.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25%, 2.25%, 2.25%, 2.25% and 2.25%, respectively)	$17.51	$9.63	$13.36
Class C Shares-Net asset value	$16.91	$9.37	$13.07
Class F Shares-Net asset value	$17.14	$9.41	$13.05
Class F3 Shares-Net asset value	$17.40	$9.41	$13.06
Class I Shares-Net asset value	$17.29	$9.41	$13.05
Class P Shares-Net asset value	$17.58	$–	$–
Class R2 Shares-Net asset value	$17.56	$9.42	$–
Class R3 Shares-Net asset value	$16.98	$9.41	$13.06
Class R4 Shares-Net asset value	$17.12	$9.41	$13.06
Class R5 Shares-Net asset value	$17.28	$9.42	$13.06
Class R6 Shares-Net asset value	$17.41	$9.41	$13.06

*  Net asset value may not recalculate due to rounding of fractional shares.

324	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$8.06	$6.38	$2.48	$11.85

$8.25	$6.53	$2.54	$12.12
$8.07	$6.34	$2.49	$11.87
$8.06	$6.37	$2.48	$11.87
$8.07	$6.41	$2.48	$11.87
$8.07	$6.41	$2.49	$11.85
$–	$–	$–	$–
$8.07	$6.41	$2.50	$11.80
$8.07	$6.41	$2.49	$11.85
$8.06	$6.37	$2.49	$11.85
$8.08	$6.40	$2.49	$11.84
$8.07	$6.41	$2.48	$11.85

See Notes to Financial Statements.	325

Statements of Assets and Liabilities (continued)

November 30, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$634,870,270	$44,251,817,576
Investments in securities, at fair value including $1,255,953, $20,620,168, $14,589,453 and $4,561,039, respectively, of securities loaned	$640,163,149	$44,299,944,766
Cash	–	486,470
Cash at brokers for forwards, swap contracts and TBA collateral	–	1,270,000
Deposits with brokers for futures collateral	1,663,550	120,028,898
Deposits with brokers for forwards, swap contracts and TBA collateral	1,263,678	168,004,556
Foreign cash, at value (cost $0, $25,278, $254 and $0, respectively)	–	24,606
Receivables:
Investment securities sold	9,950,816	1,825,978,655
Interest	5,648,422	402,059,749
Capital shares sold	2,420,936	183,030,992
From advisor (See Note 4)	70,229	–
Variation margin for centrally cleared swap contract agreements	28,589	2,212,132
Securities lending income	1,041	23,420
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Unrealized appreciation on unfunded loan commitments	–	–
Prepaid expenses and other assets	19,354	182,512
Total assets	661,229,764	47,003,246,756
LIABILITIES:
Payables:
Investment securities purchased	18,567,444	3,697,320,817
Collateral due to broker for securities lending	1,296,816	21,480,926
Capital shares reacquired	716,767	57,512,384
To bank	649,141	–
Management fee	156,726	8,924,250
Variation margin for futures contracts	61,738	4,103,662
Trustees’ fees	29,404	4,942,353
12b-1 distribution plan	22,637	5,371,346
Fund administration	20,897	1,408,154
To brokers for forwards, swap contracts and TBA collateral	–	1,270,000
Credit default swap contract agreements payable, at fair value (including upfront payments of $0, $281,967, $0 and $0, respectively)	–	2,760,105
Unrealized depreciation on unfunded loan commitments	–	3,373
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Distributions payable	2,403,186	175,238,343
Accrued expenses	149,404	6,303,744
Total liabilities	24,074,160	3,986,639,457
Commitments and contingent liabilities	–	–
NET ASSETS	$637,155,604	$43,016,607,299
COMPOSITION OF NET ASSETS:
Paid-in capital	$648,421,004	$51,293,798,933
Total distributable earnings/(loss)	(11,265,400)	(8,277,191,634)
Net Assets	$637,155,604	$43,016,607,299

326	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,546,049,929	$14,933,290,982

$4,596,657,728	$14,979,651,837
–	16,430,599
900,000	–
1,812,350	4,471,200
840,000	–
253	–

854,442,443	34,613,325
30,989,310	91,635,215
15,463,327	75,564,056
46,087	–
–	–
8,333	14,356

300,992	–
–	95,368
34,597	277,277
5,501,495,420	15,202,753,233

1,598,607,335	104,665,525
15,271,820	4,760,366
3,325,377	33,171,309
296,768	–
888,594	2,059,131
142,967	261,985
442,603	1,355,838
200,432	749,019
126,942	484,501
900,000	–

–	–
–	–

238,443	–
15,119,495	53,681,096
897,653	1,205,873
1,636,458,429	202,394,643
–	–
$3,865,036,991	$15,000,358,590

$4,458,340,284	$15,125,344,862
(593,303,293)	(124,986,272)
$3,865,036,991	$15,000,358,590

See Notes to Financial Statements.	327

Statements of Assets and Liabilities (concluded)

November 30, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
Net Assets by class:
Class A Shares	$99,302,442	$7,218,118,978
Class A1 Shares	$–	$–
Class C Shares	$10,349,721	$1,145,963,308
Class F Shares	$4,638,066	$918,441,041
Class F3 Shares	$86,917,575	$4,495,034,561
Class I Shares	$431,951,989	$27,653,913,820
Class P Shares	$–	$–
Class R2 Shares	$–	$3,777,939
Class R3 Shares	$152,397	$276,295,006
Class R4 Shares	$47,436	$146,845,426
Class R5 Shares	$11,481	$79,767,664
Class R6 Shares	$3,784,497	$1,078,449,556
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,717,657	1,854,365,536
Class A1 Shares	–	–
Class C Shares	1,117,570	292,590,725
Class F Shares	500,910	235,986,055
Class F3 Shares	9,388,329	1,153,330,457
Class I Shares	46,651,453	7,110,248,661
Class P Shares	–	–
Class R2 Shares	–	969,743
Class R3 Shares	16,461	70,900,544
Class R4 Shares	5,122	37,648,520
Class R5 Shares	1,240	20,530,530
Class R6 Shares	408,812	277,106,442
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$9.27	$3.89
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 2.25%, 2.25% and 0.00%, respectively)	$9.48	$3.98
Class A1 Shares-Net asset value	$ –	$ –
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 0.00%, 0.00%, 0.00% and 1.50%, respectively)	$ –	$ –
Class C Shares-Net asset value	$9.26	$3.92
Class F Shares-Net asset value	$9.26	$3.89
Class F3 Shares-Net asset value	$9.26	$3.90
Class I Shares-Net asset value	$9.26	$3.89
Class P Shares-Net asset value	$ –	$ –
Class R2 Shares-Net asset value	$ –	$3.90
Class R3 Shares-Net asset value	$9.26	$3.90
Class R4 Shares-Net asset value	$9.26	$3.90
Class R5 Shares-Net asset value	$9.26	$3.89
Class R6 Shares-Net asset value	$9.26	$3.89

*  Net asset value may not recalculate due to rounding of fractional shares.

328	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,022,525,081	$6,744,061,265
$–	$10,502,063
$24,717,058	$–
$74,426,609	$136,763,074
$1,038,481,084	$3,231,777,232
$1,389,750,513	$4,833,430,265
$6,498	$–
$1,120,822	$–
$24,042,157	$–
$34,586,325	$–
$24,362,175	$276,188
$231,018,669	$43,548,503

115,024,786	671,230,559
–	1,045,061
2,782,161	–
8,372,833	13,612,885
116,746,954	321,662,583
156,002,497	481,094,348
728	–
126,132	–
2,704,651	–
3,890,255	–
2,739,783	27,487
25,959,273	4,333,082

$8.89	$10.05

$9.09	$ –
$ –	$10.05

$ –	$10.20
$8.88	$ –
$8.89	$10.05
$8.90	$10.05
$8.91	$10.05
$8.93	$ –
$8.89	$ –
$8.89	$ –
$8.89	$ –
$8.89	$10.05
$8.90	$10.05

See Notes to Financial Statements.	329

Statements of Operations

For the Year Ended November 30, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$4,132,482	$–	$–
Securities lending net income	814	12,365	173,965
Interest and other (net of foreign withholding taxes of $2,865, $270, $7,529, $0, $2,823, $36,649 and $0, respectively)	12,020,394	227,816,141	213,910,337
Total investment income	16,153,690	227,828,506	214,084,302
Expenses:
Management fee	4,147,526	9,770,588	10,873,365
12b-1 distribution plan–Class A	300,185	1,378,012	642,605
12b-1 distribution plan–Class C	176,673	374,100	324,501
12b-1 distribution plan–Class F	12,816	54,264	15,006
12b-1 distribution plan–Class P	79	–	–
12b-1 distribution plan–Class R2	617	3,642	–
12b-1 distribution plan–Class R3	105,300	23,173	4,522
12b-1 distribution plan–Class R4	548	22,728	5,616
Shareholder servicing	521,602	2,835,648	3,730,251
Fund administration	237,001	1,854,118	1,555,440
Registration	175,060	341,074	478,957
Professional	70,425	109,352	115,407
Reports to shareholders	31,123	240,636	230,241
Trustees’ fees	25,637	201,786	163,971
Custody	18,466	55,256	57,420
Other	102,465	353,491	161,440
Gross expenses	5,925,523	17,617,868	18,358,742
Fees waived and expenses reimbursed (See Note 4)	(18,468)	(56,423)	(57,711)
Shareholder servicing reimbursed–Class I (See Note 4)	–	(1,197,157)	–
Net expenses	5,907,055	16,364,288	18,301,031
Net investment income	10,246,635	211,464,218	195,783,271

330	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$10,405,239	$582,953	$–	$–
560,984	1,487,790	465,963	–

367,259,155	269,315,763	336,526,772	38,316,236
378,225,378	271,386,506	336,992,735	38,316,236

21,895,114	18,702,968	20,921,269	2,246,781
2,974,301	1,427,289	2,660,192	286,435
1,976,746	793,614	447,688	206,563
158,003	65,648	30,295	18,704
–	–	–	–
4,333	33,752	4,365	2,745
470,714	417,823	260,373	5,017
3,308	104,417	23,606	6,408
3,848,637	2,907,181	2,969,217	701,159
1,901,788	1,376,237	2,288,145	299,571
257,642	260,248	370,924	172,592
149,913	129,130	154,156	102,958
204,617	275,253	402,937	15,745
210,691	153,205	249,249	33,460
68,733	93,080	78,893	35,524
418,882	297,224	277,283	315,125
34,543,422	27,037,069	31,138,592	4,448,787
(69,412)	(93,245)	(78,914)	(37,375)
–	–	–	–
34,474,010	26,943,824	31,059,678	4,411,412
343,751,368	244,442,682	305,933,057	33,904,824

See Notes to Financial Statements.	331

Statements of Operations (continued)

For the Year Ended November 30, 2025

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	$106,113,054	$(99,916)	$(426,266)
Net realized gain/(loss) on futures contracts	–	(5,342,796)	(2,228,145)
Net realized gain/(loss) on forward foreign currency exchange contracts	(751,787)	–	26,358
Net realized gain/(loss) on OTC written options	(4,889,767)	–	238,000
Net realized gain/(loss) on swap contracts	–	–	(468)
Net realized gain/(loss) on foreign currency related transactions	253,734	8	(18,409)
Net change in unrealized appreciation/(depreciation) on investments	(13,309,419)	68,510,464	53,574,219
Net change in unrealized appreciation/(depreciation) on futures contracts	–	(554,054)	(1,133,628)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	(29,329)	–	4,861
Net change in unrealized appreciation/(depreciation) on OTC written options	550,170	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,289	1	221
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–	–
Net realized and unrealized gain/(loss)	87,938,945	62,513,707	50,036,743
Net Increase in Net Assets Resulting From Operations	$98,185,580	$273,977,925	$245,820,014

332	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$(91,052,558)	$(3,452,031)	$27,060,765	$1,899,378
1,756,057	(6,913,473)	(25,880,170)	3,104,256

(13,334,856)	(4,387,535)	53,468	–
–	–	–	–
7,554,634	7,778,264	10,733,538	13,625,090

1,097,660	237,861	(90,915)	–

26,814,312	(33,689,682)	64,152,161	7,303,567

222,343	658,035	(12,830,509)	(722,607)

(2,349,932)	(2,830,164)	20,807	–

–	–	–	–

(8,566,001)	826,718	(1,158,064)	(8,458,344)

378,139	(39,372)	339	(18)

(48,070)	(25,996)	–	–
(77,528,272)	(41,837,375)	62,061,420	16,751,322

$266,223,096	$202,605,307	$367,994,477	$50,656,146

See Notes to Financial Statements.	333

Statements of Operations (concluded)

For the Year Ended November 30, 2025

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Securities lending net income	$9,606	$600,869
Interest and other (net of foreign withholding taxes of $0, $0, $11,009 and $2,161, respectively)	29,094,529	2,112,276,243
Total investment income	29,104,135	2,112,877,112
Expenses:
Management fee	1,764,995	107,356,017
12b-1 distribution plan–Class A	192,649	14,397,196
12b-1 distribution plan–Class A1	–	–
12b–1 distribution plan–Class C	84,118	10,146,802
12b-1 distribution plan–Class F	4,896	984,557
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	24,228
12b-1 distribution plan–Class R3	580	1,422,594
12b-1 distribution plan–Class R4	112	369,599
Shareholder servicing	499,968	31,144,652
Fund administration	235,333	16,936,963
Registration	167,277	887,168
Professional	69,260	525,955
Reports to shareholders	30,020	1,650,303
Trustees’ fees	25,484	1,609,932
Custody	18,588	380,095
Other	101,421	834,132
Gross expenses	3,194,701	188,670,193
Fees waived and expenses reimbursed (See Note 4)	(628,960)	(382,124)
Shareholder servicing reimbursed–Class I (See Note 4)	–	–
Net expenses	2,565,741	188,288,069
Net investment income	26,538,394	1,924,589,043
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	3,333,401	129,977,736
Net realized gain/(loss) on futures contracts	160,634	(1,221,024)
Net realized gain/(loss) on forward foreign currency exchange contracts	–	138,058
Net realized gain/(loss) on swap contracts	964,583	96,798,199
Net realized gain/(loss) on foreign currency related transactions	19	(468,261)
Net change in unrealized appreciation/(depreciation) on investments	1,899,158	355,330,990
Net change in unrealized appreciation/(depreciation) on futures contracts	(96,042)	2,573,262
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	(10,201)
Net change in unrealized appreciation/(depreciation) on swap contracts	(1,509,747)	(106,985,492)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	1,338
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	(3,373)
Net realized and unrealized gain/(loss)	4,752,006	476,131,232
Net Increase in Net Assets Resulting From Operations	$31,290,400	$2,400,720,275

334	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$99,816	$70,460

189,570,295	659,216,017
189,670,111	659,286,477

10,354,596	22,364,505
2,009,389	8,481,833
–	22,930
209,668	–
70,312	149,011
45	–
6,683	–
123,591	–
80,985	–
2,614,361	6,267,171
1,479,228	5,262,236
261,534	820,594
106,549	189,797
225,871	328,164
162,999	560,180
50,171	139,731
295,459	414,045
18,051,441	45,000,197
(53,010)	(143,825)
(527,881)	–
17,470,550	44,856,372
172,199,561	614,430,105

(28,385,867)	28,394,815
(3,677,719)	2,746,891
96,567	–
(158,605)	–
(141,588)	–
78,601,611	(4,382,495)
(2,719,982)	(242,657)

33,022	–
–	–

307	–

–	95,368
43,647,746	26,611,922
$215,847,307	$641,042,027

See Notes to Financial Statements.	335

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$10,246,635	$11,456,028
Net realized gain/(loss)	100,725,234	68,223,276
Net change in unrealized appreciation/(depreciation)	(12,786,289)	43,616,213
Net increase in net assets resulting from operations	98,185,580	123,295,517
Distributions to Shareholders:
Class A	(2,951,823)	(2,822,190)
Class C	(313,434)	(344,159)
Class F	(270,875)	(335,959)
Class F3	(270,231)	(249,609)
Class I	(7,829,316)	(7,320,322)
Class P	(284)	(726)
Class R2	(1,573)	(1,315)
Class R3	(352,602)	(298,433)
Class R4	(4,295)	(6,453)
Class R5	(44,036)	(37,671)
Class R6	(88,100)	(77,128)
Total distribution to shareholders	(12,126,569)	(11,493,965)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	154,839,945	133,649,480
Reinvestment of distributions	10,789,429	10,352,340
Cost of shares reacquired	(195,004,959)	(246,951,382)
Net increase (decrease) in net assets resulting from capital share transactions	(29,375,585)	(102,949,562)
Net increase in net assets	56,683,426	8,851,990
NET ASSETS:
Beginning of year	$593,000,393	$584,148,403
End of year	$649,683,819	$593,000,393

336	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024

$211,464,218	$187,915,220	$195,783,271	$123,137,713
(5,442,704)	22,957,419	(2,408,930)	18,117,559
67,956,411	55,122,195	52,445,673	29,638,781
273,977,925	265,994,834	245,820,014	170,894,053

(30,951,425)	(29,588,387)	(16,323,369)	(10,820,046)
(1,641,733)	(1,457,703)	(1,595,803)	(1,023,845)
(2,490,096)	(2,975,775)	(779,199)	(1,102,973)
(37,424,393)	(31,511,515)	(11,167,625)	(8,347,542)
(141,564,564)	(117,251,678)	(172,905,012)	(101,069,897)
–	–	–	–
(24,876)	(24,809)	–	–
(194,139)	(192,934)	(43,167)	(23,092)
(403,498)	(461,762)	(112,864)	(54,020)
(274,929)	(249,859)	(1,424)	(1,647)
(2,418,496)	(2,116,718)	(1,596,471)	(499,689)
(217,388,149)	(185,831,140)	(204,524,934)	(122,942,751)

1,819,358,347	2,190,330,685	2,245,442,478	2,443,994,766
216,957,363	185,416,880	203,516,518	122,503,984
(1,572,475,595)	(1,230,917,278)	(1,471,956,765)	(654,297,080)

463,840,115	1,144,830,287	977,002,231	1,912,201,670
520,429,891	1,224,993,981	1,018,297,311	1,960,152,972

$4,522,409,278	$3,297,415,297	$3,413,253,254	$1,453,100,282
$5,042,839,169	$4,522,409,278	$4,431,550,565	$3,413,253,254

See Notes to Financial Statements.	337

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$343,751,368	$422,511,530
Net realized gain/(loss)	(93,979,063)	6,453,592
Net change in unrealized appreciation/(depreciation)	16,450,791	49,099,530
Net increase in net assets resulting from operations	266,223,096	478,064,652
Distributions to Shareholders:
Class A	(105,354,363)	(130,037,248)
Class C	(15,533,911)	(23,195,603)
Class F	(11,354,672)	(18,003,115)
Class F3	(6,508,283)	(7,335,775)
Class I	(192,108,822)	(225,163,625)
Class R2	(48,228)	(61,314)
Class R3	(6,389,078)	(7,450,257)
Class R4	(92,974)	(111,100)
Class R5	(173,852)	(175,312)
Class R6	(3,345,072)	(3,778,049)
Total distribution to shareholders	(340,909,255)	(415,311,398)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,438,188,981	1,489,225,304
Net proceeds from reorganizations (See Note 14)	–	–
Reinvestment of distributions	302,852,558	367,258,074
Cost of shares reacquired	(1,906,514,130)	(2,074,397,621)
Net increase (decrease) in net assets resulting from capital share transactions	(165,472,591)	(217,914,243)
Net increase (decrease) in net assets	(240,158,750)	(155,160,989)
NET ASSETS:
Beginning of year	$4,810,974,507	$4,966,135,496
End of year	$4,570,815,757	$4,810,974,507

338	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024

$244,442,682	$268,183,663	$305,933,057	$246,090,494
(6,736,914)	18,949,485	11,876,686	(7,650,280)
(35,100,461)	172,473,311	50,184,734	185,146,208
202,605,307	459,606,459	367,994,477	423,586,422

(51,033,665)	(50,909,955)	(73,550,810)	(62,673,765)
(6,194,209)	(7,742,128)	(2,528,328)	(2,254,305)
(4,751,828)	(6,825,349)	(1,706,670)	(2,182,604)
(34,448,378)	(34,067,574)	(112,306,193)	(83,663,041)
(117,630,995)	(117,283,267)	(128,667,973)	(100,953,056)
(379,963)	(362,912)	(37,293)	(34,558)
(5,727,717)	(5,695,186)	(2,723,085)	(2,622,628)
(2,951,829)	(4,275,086)	(520,205)	(319,574)
(7,606,793)	(12,954,759)	(132,396)	(122,803)
(19,971,146)	(30,184,524)	(3,722,006)	(3,166,534)
(250,696,523)	(270,300,740)	(325,894,959)	(257,992,868)

1,036,297,559	912,514,421	2,116,902,928	2,733,352,522
–	–	–	9,376,840
236,379,038	251,816,019	302,842,872	242,317,206
(1,524,268,441)	(1,501,071,725)	(1,937,404,877)	(1,142,014,572)

(251,591,844)	(336,741,285)	482,340,923	1,843,031,996
(299,683,060)	(147,435,566)	524,440,441	2,008,625,550

$3,675,493,606	$3,822,929,172	$5,624,929,247	$3,616,303,697
$3,375,810,546	$3,675,493,606	$6,149,369,688	$5,624,929,247

See Notes to Financial Statements.	339

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$33,904,824	$29,802,558
Net realized gain/(loss)	18,628,724	20,247,663
Net change in unrealized appreciation/(depreciation)	(1,877,402)	9,999,238
Net increase in net assets resulting from operations	50,656,146	60,049,459
Distributions to Shareholders:
Class A	(6,784,872)	(7,954,812)
Class C	(1,061,225)	(1,318,247)
Class F	(903,989)	(1,262,637)
Class F3	(2,955,192)	(3,798,748)
Class I	(23,261,845)	(23,633,387)
Class R2	(19,862)	(18,141)
Class R3	(44,777)	(31,840)
Class R4	(120,199)	(105,281)
Class R5	(87,839)	(76,574)
Class R6	(1,363,314)	(833,298)
Total distribution to shareholders	(36,603,114)	(39,032,965)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	263,110,040	131,939,204
Reinvestment of distributions	35,953,546	37,451,482
Cost of shares reacquired	(264,835,745)	(655,166,894)
Net increase (decrease) in net assets resulting from capital share transactions	34,227,841	(485,776,208)
Net increase (decrease) in net assets	48,280,873	(464,759,714)
NET ASSETS:
Beginning of year	$730,460,695	$1,195,220,409
End of year	$778,741,568	$730,460,695

340	See Notes to Financial Statements.

Short Duration Core Bond Fund		Short Duration Income Fund
For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024

$26,538,394	$23,668,832	$1,924,589,043	$1,938,334,717
4,458,637	218,613	225,224,708	(345,795,090)
293,369	5,372,780	250,906,524	1,162,829,054
31,290,400	29,260,225	2,400,720,275	2,755,368,681

(4,348,012)	(4,175,472)	(362,054,993)	(370,144,243)
(366,177)	(284,173)	(53,981,181)	(62,836,577)
(225,724)	(318,987)	(50,472,260)	(61,886,225)
(3,573,462)	(2,888,223)	(236,573,532)	(237,782,189)
(18,840,759)	(16,170,740)	(1,409,216,735)	(1,351,841,016)
–	–	(186,685)	(246,584)
(4,891)	(15,057)	(13,450,100)	(14,184,410)
(2,002)	(1,784)	(7,363,483)	(7,236,009)
(538)	(577)	(3,774,405)	(3,325,453)
(160,388)	(102,241)	(55,016,341)	(54,622,778)
(27,521,953)	(23,957,254)	(2,192,089,715)	(2,164,105,484)

283,068,815	243,739,537	12,791,342,195	13,340,739,373
26,996,844	23,530,178	1,955,020,566	1,914,698,890
(176,302,423)	(187,087,667)	(14,149,930,217)	(16,827,489,215)

133,763,236	80,182,048	596,432,544	(1,572,050,952)
137,531,683	85,485,019	805,063,104	(980,787,755)

$499,623,921	$414,138,902	$42,211,544,195	$43,192,331,950
$637,155,604	$499,623,921	$43,016,607,299	$42,211,544,195

See Notes to Financial Statements.	341

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
Operations:
Net investment income	$172,199,561	$168,748,043
Net realized gain/(loss)	(32,267,212)	10,665,962
Net change in unrealized appreciation/(depreciation)	75,914,958	92,509,036
Net increase in net assets resulting from operations	215,847,307	271,923,041
Distributions to Shareholders:
Class A	(47,594,739)	(46,631,885)
Class A1	–	–
Class C	(1,022,683)	(1,114,484)
Class F	(3,395,704)	(3,571,117)
Class F3	(48,932,781)	(44,217,783)
Class I	(65,629,738)	(61,265,297)
Class P	(437)	(1,096)
Class R2	(48,308)	(52,211)
Class R3	(1,096,438)	(1,205,655)
Class R4	(1,518,808)	(1,469,735)
Class R5	(1,211,350)	(1,093,990)
Class R6	(11,233,521)	(10,657,393)
Total distribution to shareholders	(181,684,507)	(171,280,646)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	845,609,263	1,072,803,354
Reinvestment of distributions	165,060,143	157,340,148
Cost of shares reacquired	(918,740,524)	(789,227,049)
Net increase in net assets resulting from capital share transactions	91,928,882	440,916,453
Net increase in net assets	126,091,682	541,558,848
NET ASSETS:
Beginning of year	$3,738,945,309	$3,197,386,461
End of year	$3,865,036,991	$3,738,945,309

342	See Notes to Financial Statements.

Ultra Short Bond Fund
For the Year Ended November 30, 2025	For the Year Ended November 30, 2024

$614,430,105	$517,651,414
31,141,706	18,979,367
(4,529,784)	78,667,586
641,042,027	615,298,367

(257,753,984)	(210,404,650)
(409,386)	(197,366)
–	–
(6,882,090)	(11,686,456)
(131,555,168)	(87,270,929)
(213,837,870)	(202,401,388)
–	–
–	–
–	–
–	–
(14,165)	(12,375)
(2,180,784)	(3,869,661)
(612,633,447)	(515,842,825)

10,601,206,516	7,849,871,601
591,409,394	491,324,232
(7,678,434,835)	(5,965,327,987)

3,514,181,075	2,375,867,846
3,542,589,655	2,475,323,388

$11,457,768,935	$8,982,445,547
$15,000,358,590	$11,457,768,935

See Notes to Financial Statements.	343

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$14.79	$0.25	$2.38	$2.63	$(0.30)	$–	$(0.30)
11/30/2024	12.18	0.25	2.61	2.86	(0.25)	–	(0.25)
11/30/2023	12.64	0.24	(0.37)	(0.13)	(0.33)	–	(0.33)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
Class C
11/30/2025	14.61	0.15	2.36	2.51	(0.21)	–	(0.21)
11/30/2024	12.04	0.16	2.58	2.74	(0.17)	–	(0.17)
11/30/2023	12.49	0.17	(0.37)	(0.20)	(0.25)	–	(0.25)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
Class F
11/30/2025	14.81	0.26	2.38	2.64	(0.31)	–	(0.31)
11/30/2024	12.20	0.26	2.61	2.87	(0.26)	–	(0.26)
11/30/2023	12.65	0.26	(0.37)	(0.11)	(0.34)	–	(0.34)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
Class F3
11/30/2025	15.01	0.30	2.42	2.72	(0.33)	–	(0.33)
11/30/2024	12.35	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.28	(0.38)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
Class I
11/30/2025	14.93	0.28	2.41	2.69	(0.33)	–	(0.33)
11/30/2024	12.30	0.28	2.62	2.90	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.37)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
Class P
11/30/2025	15.18	0.22	2.44	2.66	(0.26)	–	(0.26)
11/30/2024	12.50	0.22	2.68	2.90	(0.22)	–	(0.22)
11/30/2023	12.97	0.22	(0.39)	(0.17)	(0.30)	–	(0.30)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)

344	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$17.12	18.08	1.10	1.10	1.63	$162,571	151
14.79	23.72	1.09	1.09	1.88	153,608	145
12.18	(1.00)	1.10	1.10	1.99	150,000	124
12.64	(21.50)	1.07	1.07	1.44	215,259	165
19.24	8.83	1.03	1.03	0.47	365,551	154

16.91	17.37	1.71	1.71	1.02	21,444	151
14.61	22.90	1.71	1.71	1.26	24,415	145
12.04	(1.66)	1.73	1.73	1.37	29,339	124
12.49	(21.95)	1.73	1.74	0.76	42,136	165
19.04	8.08	1.70	1.70	(0.19)	79,104	154

17.14	18.17	1.00	1.00	1.73	13,001	151
14.81	23.89	1.00	1.00	1.96	14,323	145
12.20	(0.92)	1.00	1.00	2.08	21,958	124
12.65	(21.43)	0.97	0.98	1.34	137,175	165
19.25	8.98	0.93	0.93	0.59	804,859	154

17.40	18.45	0.81	0.81	1.90	17,651	151
15.01	24.04	0.81	0.81	2.14	10,575	145
12.35	(0.77)	0.81	0.81	2.28	13,883	124
12.81	(21.25)	0.79	0.79	1.70	19,538	165
19.44	9.18	0.75	0.75	0.77	37,889	154

17.29	18.34	0.90	0.90	1.83	406,223	151
14.93	23.89	0.89	0.89	2.08	362,332	145
12.30	(0.78)	0.90	0.90	2.19	345,300	124
12.76	(21.33)	0.86	0.87	1.86	487,218	165
19.39	9.02	0.82	0.82	0.68	259,180	154

17.58	17.78	1.34	1.34	1.39	20	151
15.18	23.39	1.34	1.34	1.61	16	145
12.50	(1.29)	1.35	1.35	1.74	38	124
12.97	(21.65)	1.32	1.32	1.24	36	165
19.65	8.57	1.27	1.27	0.23	43	154

See Notes to Financial Statements.	345

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2025	$15.16	$0.19	$2.44	$2.63	$(0.23)	$–	$(0.23)
11/30/2024	12.49	0.20	2.67	2.87	(0.20)	–	(0.20)
11/30/2023	12.95	0.20	(0.38)	(0.18)	(0.28)	–	(0.28)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
Class R3
11/30/2025	14.67	0.20	2.36	2.56	(0.25)	–	(0.25)
11/30/2024	12.09	0.21	2.58	2.79	(0.21)	–	(0.21)
11/30/2023	12.55	0.21	(0.38)	(0.17)	(0.29)	–	(0.29)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
Class R4
11/30/2025	14.79	0.24	2.38	2.62	(0.29)	–	(0.29)
11/30/2024	12.18	0.24	2.61	2.85	(0.24)	–	(0.24)
11/30/2023	12.64	0.24	(0.38)	(0.14)	(0.32)	–	(0.32)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
Class R5
11/30/2025	14.93	0.29	2.39	2.68	(0.33)	–	(0.33)
11/30/2024	12.29	0.28	2.63	2.91	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.38)	(0.11)	(0.36)	–	(0.36)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
Class R6
11/30/2025	15.02	0.30	2.42	2.72	(0.33)	–	(0.33)
11/30/2024	12.36	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.29	(0.38)	(0.09)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.
Total return for all other classes assumes the reinvestment of all distributions.

346	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$17.56	17.62	1.50	1.50	1.23	$105	151
15.16	23.25	1.49	1.49	1.48	108	145
12.49	(1.45)	1.50	1.50	1.59	75	124
12.95	(21.80)	1.46	1.47	1.09	76	165
19.63	8.43	1.42	1.42	0.10	94	154

16.98	17.75	1.40	1.40	1.32	23,634	151
14.67	23.29	1.39	1.39	1.58	20,803	145
12.09	(1.30)	1.40	1.40	1.69	17,674	124
12.55	(21.73)	1.37	1.38	1.12	20,448	165
19.12	8.52	1.33	1.33	0.19	36,483	154

17.12	18.01	1.15	1.15	1.57	144	151
14.79	23.65	1.15	1.15	1.83	240	145
12.18	(1.04)	1.15	1.15	1.94	504	124
12.64	(21.54)	1.12	1.12	1.40	609	165
19.24	8.80	1.08	1.08	0.44	919	154

17.28	18.28	0.90	0.90	1.90	265	151
14.93	23.99	0.89	0.89	2.08	2,273	145
12.29	(0.86)	0.90	0.90	2.19	1,541	124
12.76	(21.32)	0.86	0.87	1.70	1,578	165
19.39	9.08	0.83	0.83	0.69	1,905	154

17.41	18.43	0.81	0.81	1.91	4,626	151
15.02	24.02	0.81	0.81	2.16	4,307	145
12.36	(0.69)	0.81	0.81	2.33	3,838	124
12.81	(21.26)	0.79	0.80	1.75	16,269	165
19.44	9.12	0.75	0.75	0.79	22,182	154

See Notes to Financial Statements.	347

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$9.31	$0.40	$0.12	$0.52	$(0.42)	$–	$(0.42)
11/30/2024	9.08	0.42	0.23	0.65	(0.42)	–	(0.42)
11/30/2023	9.34	0.39	(0.25)	0.14	(0.40)	–	(0.40)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
Class C
11/30/2025	9.26	0.34	0.12	0.46	(0.35)	–	(0.35)
11/30/2024	9.04	0.36	0.22	0.58	(0.36)	–	(0.36)
11/30/2023	9.30	0.33	(0.25)	0.08	(0.34)	–	(0.34)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
Class F
11/30/2025	9.31	0.41	0.11	0.52	(0.42)	–	(0.42)
11/30/2024	9.08	0.43	0.23	0.66	(0.43)	–	(0.43)
11/30/2023	9.34	0.39	(0.24)	0.15	(0.41)	–	(0.41)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
Class F3
11/30/2025	9.31	0.43	0.11	0.54	(0.44)	–	(0.44)
11/30/2024	9.08	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.42	(0.26)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
Class I
11/30/2025	9.30	0.43	0.12	0.55	(0.44)	–	(0.44)
11/30/2024	9.07	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.33	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
Class P
Class R2
11/30/2025	9.31	0.37	0.12	0.49	(0.38)	–	(0.38)
11/30/2024	9.08	0.38	0.23	0.61	(0.38)	–	(0.38)
11/30/2023	9.34	0.35	(0.25)	0.10	(0.36)	–	(0.36)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)

348	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.41	5.70	0.55	0.55	4.36	$708,116	453
9.31	7.24	0.55	0.56	4.55	704,956	449
9.08	1.52	0.56	0.56	4.24	617,453	509
9.34	(13.54)	0.57	0.57	2.14	476,618	541
11.14	(0.30)	0.58	0.58	1.01	646,894	492

9.37	5.11	1.22	1.22	3.69	42,456	453
9.26	6.48	1.18	1.18	3.92	44,166	449
9.04	0.88	1.17	1.17	3.63	27,521	509
9.30	(13.97)	1.19	1.19	1.50	19,226	541
11.08	(0.96)	1.22	1.22	0.38	29,523	492

9.41	5.80	0.45	0.45	4.47	52,116	453
9.31	7.35	0.45	0.46	4.65	74,423	449
9.08	1.62	0.45	0.45	4.25	59,852	509
9.34	(13.37)	0.48	0.48	1.89	81,612	541
11.13	(0.21)	0.48	0.48	1.11	342,050	492

9.41	5.98	0.28	0.28	4.64	845,212	453
9.31	7.53	0.29	0.29	4.81	746,271	449
9.08	1.78	0.30	0.30	4.51	560,700	509
9.34	(13.23)	0.31	0.31	2.43	362,923	541
11.13	(0.12)	0.30	0.30	1.28	442,421	492

9.41	6.06	0.31	0.35	4.60	3,310,669	453
9.30	7.50	0.32	0.36	4.78	2,883,358	449
9.07	1.76	0.32	0.36	4.50	1,972,014	509
9.33	(13.34)	0.33	0.37	2.68	1,165,866	541
11.13	(0.07)	0.34	0.38	1.25	534,313	492

9.42	5.39	0.95	0.95	3.97	489	453
9.31	6.82	0.95	0.95	4.15	638	449
9.08	1.11	0.96	0.96	3.82	384	509
9.34	(13.88)	0.97	0.98	1.65	368	541
11.14	(0.70)	0.98	0.98	0.60	850	492

See Notes to Financial Statements.	349

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2025	$9.31	$0.38	$0.11	$0.49	$(0.39)	$–	$(0.39)
11/30/2024	9.08	0.39	0.23	0.62	(0.39)	–	(0.39)
11/30/2023	9.34	0.36	(0.25)	0.11	(0.37)	–	(0.37)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
Class R4
11/30/2025	9.31	0.40	0.11	0.51	(0.41)	–	(0.41)
11/30/2024	9.08	0.42	0.22	0.64	(0.41)	–	(0.41)
11/30/2023	9.34	0.39	(0.26)	0.13	(0.39)	–	(0.39)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
Class R5
11/30/2025	9.31	0.42	0.12	0.54	(0.43)	–	(0.43)
11/30/2024	9.08	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
Class R6
11/30/2025	9.30	0.43	0.12	0.55	(0.44)	–	(0.44)
11/30/2024	9.07	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.26)	0.15	(0.42)	–	(0.42)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.
Total return for all other classes assumes the reinvestment of all distributions.

350	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.41	5.38	0.85	0.85	4.06	$4,980	453
9.31	6.92	0.85	0.86	4.24	4,731	449
9.08	1.21	0.85	0.85	3.90	4,713	509
9.34	(13.80)	0.87	0.88	1.79	5,914	541
11.14	(0.60)	0.88	0.88	0.71	9,264	492

9.41	5.76	0.60	0.60	4.32	8,404	453
9.31	7.08	0.60	0.61	4.50	10,495	449
9.08	1.47	0.61	0.61	4.18	8,769	509
9.34	(13.50)	0.62	0.62	2.10	8,047	541
11.13	(0.36)	0.63	0.63	0.96	10,587	492

9.42	6.02	0.35	0.35	4.56	5,459	453
9.31	7.46	0.35	0.36	4.75	5,794	449
9.08	1.72	0.36	0.36	4.50	3,764	509
9.34	(13.36)	0.37	0.37	2.51	1,782	541
11.14	(0.10)	0.38	0.38	1.20	1,443	492

9.41	6.10	0.28	0.28	4.64	64,938	453
9.30	7.53	0.29	0.29	4.81	47,577	449
9.07	1.78	0.30	0.30	4.49	42,245	509
9.34	(13.32)	0.31	0.31	2.52	36,072	541
11.13	(0.03)	0.30	0.30	1.29	30,405	492

See Notes to Financial Statements.	351

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$12.96	$0.62	$0.13	$0.75	$(0.65)	$–	$(0.65)
11/30/2024	12.56	0.68	0.40	1.08	(0.68)	–	(0.68)
11/30/2023	12.87	0.61	(0.28)	0.33	(0.64)	–	(0.64)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
Class C
11/30/2025	12.97	0.53	0.13	0.66	(0.56)	–	(0.56)
11/30/2024	12.56	0.60	0.41	1.01	(0.60)	–	(0.60)
11/30/2023	12.87	0.53	(0.29)	0.24	(0.55)	–	(0.55)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
Class F
11/30/2025	12.95	0.64	0.12	0.76	(0.66)	–	(0.66)
11/30/2024	12.54	0.69	0.41	1.10	(0.69)	–	(0.69)
11/30/2023	12.86	0.59	(0.26)	0.33	(0.65)	–	(0.65)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
Class F3
11/30/2025	12.96	0.66	0.13	0.79	(0.69)	–	(0.69)
11/30/2024	12.56	0.72	0.40	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
Class I
11/30/2025	12.95	0.65	0.13	0.78	(0.68)	–	(0.68)
11/30/2024	12.54	0.70	0.42	1.12	(0.71)	–	(0.71)
11/30/2023	12.86	0.64	(0.30)	0.34	(0.66)	–	(0.66)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
Class R3
11/30/2025	12.96	0.58	0.13	0.71	(0.61)	–	(0.61)
11/30/2024	12.55	0.63	0.42	1.05	(0.64)	–	(0.64)
11/30/2023	12.86	0.57	(0.28)	0.29	(0.60)	–	(0.60)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)

352	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.06	6.00	0.65	0.65	4.85	$352,965	448
12.96	8.78	0.63	0.63	5.26	302,459	377
12.56	2.59	0.65	0.65	4.81	146,294	451
12.87	(13.38)	0.68	0.69	2.93	92,635	407
15.38	1.23	0.68	0.73	2.12	76,162	258

13.07	5.28	1.34	1.34	4.16	42,777	448
12.97	8.17	1.28	1.28	4.62	32,824	377
12.56	1.93	1.30	1.30	4.22	14,742	451
12.87	(13.94)	1.33	1.34	2.23	5,380	407
15.38	0.57	1.33	1.38	1.50	5,550	258

13.05	6.11	0.55	0.55	4.98	11,934	448
12.95	8.97	0.53	0.53	5.41	19,311	377
12.54	2.61	0.53	0.53	4.60	20,366	451
12.86	(13.25)	0.58	0.59	2.78	111,760	407
15.36	1.32	0.58	0.62	2.18	274,812	258

13.06	6.32	0.35	0.35	5.15	231,182	448
12.96	9.08	0.36	0.36	5.56	196,708	377
12.56	2.87	0.38	0.38	5.13	115,395	451
12.87	(13.06)	0.39	0.40	3.22	47,207	407
15.37	1.51	0.38	0.43	2.32	34,554	258

13.05	6.21	0.45	0.45	5.05	3,753,216	448
12.95	9.08	0.43	0.43	5.46	2,834,800	377
12.54	2.71	0.45	0.45	5.07	1,151,379	451
12.86	(13.21)	0.48	0.48	3.58	411,464	407
15.37	1.42	0.48	0.54	2.40	13,423	258

13.06	5.68	0.95	0.95	4.55	945	448
12.96	8.54	0.94	0.94	4.90	928	377
12.55	2.28	0.95	0.95	4.52	224	451
12.86	(13.64)	0.98	0.99	2.60	155	407
15.37	0.93	0.98	1.03	1.84	159	258

See Notes to Financial Statements.	353

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
11/30/2025	$12.96	$0.62	$0.13	$0.75	$(0.65)	$–	$(0.65)
11/30/2024	12.56	0.67	0.40	1.07	(0.67)	–	(0.67)
11/30/2023	12.87	0.60	(0.28)	0.32	(0.63)	–	(0.63)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
Class R5
11/30/2025	12.96	0.65	0.13	0.78	(0.68)	–	(0.68)
11/30/2024	12.56	0.71	0.40	1.11	(0.71)	–	(0.71)
11/30/2023	12.87	0.64	(0.29)	0.35	(0.66)	–	(0.66)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
Class R6
11/30/2025	12.96	0.66	0.13	0.79	(0.69)	–	(0.69)
11/30/2024	12.56	0.71	0.41	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

354	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.06	5.95	0.70	0.70	4.80	$2,337	448
12.96	8.72	0.69	0.69	5.16	1,976	377
12.56	2.54	0.70	0.70	4.75	493	451
12.87	(13.36)	0.73	0.74	2.76	295	407
15.37	1.18	0.73	0.77	2.06	379	258

13.06	6.21	0.44	0.44	5.05	28	448
12.96	9.00	0.43	0.43	5.50	25	377
12.56	2.80	0.42	0.42	5.02	15	451
12.87	(13.19)	0.46	0.46	3.09	10	407
15.38	1.49	0.48	0.50	2.35	11	258

13.06	6.32	0.35	0.35	5.14	36,165	448
12.96	9.07	0.36	0.36	5.54	24,223	377
12.56	2.87	0.38	0.38	5.08	4,193	451
12.87	(13.12)	0.39	0.40	3.42	3,380	407
15.38	1.53	0.38	0.44	2.44	1,061	258

See Notes to Financial Statements.	355

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$8.18	$0.58	$(0.13)	$0.45	$(0.57)	$8.06
11/30/2024	8.07	0.69	0.10	0.79	(0.68)	8.18
11/30/2023	7.89	0.67	0.17	0.84	(0.66)	8.07
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	7.89
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	8.37
Class C
11/30/2025	8.18	0.53	(0.12)	0.41	(0.52)	8.07
11/30/2024	8.08	0.64	0.09	0.73	(0.63)	8.18
11/30/2023	7.89	0.62	0.18	0.80	(0.61)	8.08
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	7.89
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	8.37
Class F
11/30/2025	8.17	0.59	(0.12)	0.47	(0.58)	8.06
11/30/2024	8.06	0.70	0.10	0.80	(0.69)	8.17
11/30/2023	7.88	0.66	0.18	0.84	(0.66)	8.06
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	7.88
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	8.36
Class F3
11/30/2025	8.19	0.60	(0.12)	0.48	(0.60)	8.07
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	8.19
11/30/2023	7.90	0.69	0.17	0.86	(0.68)	8.08
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	7.90
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	8.38
Class I
11/30/2025	8.18	0.59	(0.11)	0.48	(0.59)	8.07
11/30/2024	8.08	0.71	0.08	0.79	(0.69)	8.18
11/30/2023	7.89	0.69	0.17	0.86	(0.67)	8.08
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	7.89
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	8.37
Class R2
11/30/2025	8.19	0.54	(0.12)	0.42	(0.54)	8.07
11/30/2024	8.08	0.66	0.10	0.76	(0.65)	8.19
11/30/2023	7.90	0.63	0.17	0.80	(0.62)	8.08
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	7.90
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	8.38

356	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.75	0.81	0.81	7.15	$1,432,175	83
10.10	0.80	0.80	8.45	1,529,999	105
10.99	0.80	0.80	8.39	1,596,618	71
(1.31)	0.80	0.80	4.60	1,882,335	85
6.07	0.79	0.79	3.87	1,981,600	87

5.22	1.43	1.43	6.53	215,335	83
9.30	1.41	1.41	7.85	269,268	105
10.43	1.44	1.44	7.74	331,798	71
(1.93)	1.43	1.43	3.96	441,112	85
5.42	1.41	1.41	3.26	499,850	87

5.98	0.71	0.71	7.26	141,638	83
10.08	0.70	0.70	8.57	180,989	105
11.24	0.71	0.71	8.28	237,963	71
(1.22)	0.69	0.69	4.24	869,845	85
6.17	0.69	0.69	3.96	2,999,065	87

6.04	0.53	0.53	7.42	90,869	83
10.40	0.53	0.53	8.73	84,008	105
11.28	0.54	0.54	8.60	90,205	71
(1.04)	0.53	0.53	4.95	178,268	85
6.34	0.53	0.53	4.12	137,808	87

6.09	0.61	0.61	7.35	2,568,365	83
10.19	0.60	0.60	8.65	2,595,978	105
11.35	0.60	0.60	8.60	2,579,223	71
(1.11)	0.60	0.60	5.05	2,954,554	85
6.28	0.59	0.59	4.06	1,133,927	87

5.33	1.21	1.21	6.73	743	83
9.67	1.20	1.20	8.06	665	105
10.54	1.20	1.20	7.95	760	71
(1.70)	1.20	1.20	4.28	1,086	85
5.78	1.19	1.19	3.48	965	87

See Notes to Financial Statements.	357

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
11/30/2025	$8.18	$0.55	$(0.11)	$0.44	$(0.55)	$8.07
11/30/2024	8.07	0.66	0.10	0.76	(0.65)	8.18
11/30/2023	7.89	0.65	0.16	0.81	(0.63)	8.07
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	7.89
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	8.37
Class R4
11/30/2025	8.18	0.57	(0.12)	0.45	(0.57)	8.06
11/30/2024	8.07	0.69	0.09	0.78	(0.67)	8.18
11/30/2023	7.89	0.67	0.16	0.83	(0.65)	8.07
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	7.89
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	8.37
Class R5
11/30/2025	8.19	0.59	(0.11)	0.48	(0.59)	8.08
11/30/2024	8.08	0.71	0.09	0.80	(0.69)	8.19
11/30/2023	7.90	0.69	0.16	0.85	(0.67)	8.08
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	7.90
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	8.38
Class R6
11/30/2025	8.19	0.60	(0.12)	0.48	(0.60)	8.07
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	8.19
11/30/2023	7.90	0.68	0.18	0.86	(0.68)	8.08
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	7.90
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	8.38

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

358	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)
5.56	1.11	1.11	6.85	$72,687	83
9.64	1.10	1.10	8.14	100,063	105
10.80	1.10	1.10	8.13	86,913	71
(1.60)	1.10	1.10	4.48	76,898	85
5.76	1.09	1.09	3.58	51,915	87

5.69	0.86	0.86	7.10	1,196	83
10.05	0.85	0.85	8.42	1,377	105
10.93	0.85	0.85	8.36	1,532	71
(1.36)	0.84	0.84	4.36	1,746	85
6.02	0.84	0.84	3.83	2,680	87

6.09	0.61	0.61	7.32	2,780	83
10.32	0.60	0.60	8.64	2,205	105
11.21	0.60	0.60	8.64	2,004	71
(1.11)	0.60	0.60	4.73	2,123	85
6.28	0.59	0.59	4.08	2,975	87

6.04	0.53	0.53	7.43	45,028	83
10.40	0.53	0.53	8.71	46,421	105
11.28	0.54	0.54	8.56	39,119	71
(1.04)	0.53	0.53	4.83	71,452	85
6.48	0.53	0.53	4.15	95,334	87

See Notes to Financial Statements.	359

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
11/30/2025	$6.45	$0.44	$(0.06)	$0.38	$(0.45)	$–	$(0.45)
11/30/2024	6.13	0.45	0.32	0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)	(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14	0.49	(0.36)	–	(0.36)
Class C
11/30/2025	6.42	0.40	(0.07)	0.33	(0.41)	–	(0.41)
11/30/2024	6.10	0.41	0.32	0.73	(0.41)	–	(0.41)
11/30/2023	6.17	0.34	(0.05)	0.29	(0.36)	–	(0.36)
11/30/2022	7.39	0.31	(1.19)	(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13	0.43	(0.31)	–	(0.31)
Class F
11/30/2025	6.44	0.45	(0.06)	0.39	(0.46)	–	(0.46)
11/30/2024	6.12	0.45	0.33	0.78	(0.46)	–	(0.46)
11/30/2023	6.19	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.42	0.36	(1.20)	(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14	0.49	(0.37)	–	(0.37)
Class F3
11/30/2025	6.48	0.46	(0.05)	0.41	(0.48)	–	(0.48)
11/30/2024	6.16	0.47	0.32	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.41	(0.06)	0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13	0.50	(0.38)	–	(0.38)
Class I
11/30/2025	6.48	0.46	(0.06)	0.40	(0.47)	–	(0.47)
11/30/2024	6.16	0.46	0.33	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)	0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14	0.50	(0.38)	–	(0.38)
Class R2
11/30/2025	6.49	0.42	(0.07)	0.35	(0.43)	–	(0.43)
11/30/2024	6.17	0.43	0.32	0.75	(0.43)	–	(0.43)
11/30/2023	6.24	0.36	(0.05)	0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)	(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13	0.45	(0.33)	–	(0.33)

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$6.38	6.22	0.92	0.93	6.97	$716,662	79
6.45	12.96	0.92	0.93	7.07	736,258	82
6.13	5.50	0.92	0.92	6.28	708,970	84
6.20	(11.62)	0.89	0.90	5.24	799,529	106
7.43	6.74	0.88	0.88	4.59	1,089,069	113

6.34	5.38	1.56	1.56	6.33	85,896	79
6.42	12.30	1.53	1.54	6.46	108,368	82
6.10	4.85	1.54	1.54	5.64	128,213	84
6.17	(12.12)	1.52	1.52	4.61	166,372	106
7.39	5.94	1.50	1.50	3.96	258,441	113

6.37	6.32	0.82	0.83	7.07	59,583	79
6.44	12.90	0.82	0.83	7.15	77,748	82
6.12	5.77	0.82	0.82	6.22	133,738	84
6.19	(11.56)	0.79	0.80	5.22	456,720	106
7.42	6.70	0.77	0.77	4.68	2,239,174	113

6.41	6.54	0.62	0.62	7.27	471,017	79
6.48	13.28	0.61	0.62	7.38	478,251	82
6.16	5.83	0.61	0.61	6.60	440,078	84
6.23	(11.29)	0.60	0.60	5.54	558,736	106
7.46	6.90	0.59	0.59	4.88	737,768	113

6.41	6.44	0.72	0.73	7.17	1,650,915	79
6.48	13.16	0.72	0.73	7.27	1,605,857	82
6.16	5.72	0.72	0.72	6.48	1,612,167	84
6.23	(11.37)	0.69	0.70	5.46	1,753,902	106
7.46	6.80	0.67	0.67	4.78	1,759,013	113

6.41	5.64	1.32	1.32	6.57	5,506	79
6.49	12.48	1.32	1.33	6.67	5,703	82
6.17	5.09	1.32	1.32	5.91	5,265	84
6.24	(11.88)	1.29	1.30	4.85	4,736	106
7.47	6.17	1.27	1.28	4.19	6,381	113

See Notes to Financial Statements.	361

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
11/30/2025	$6.49	$0.43	$(0.07)	$0.36	$(0.44)	$–	$(0.44)
11/30/2024	6.17	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2023	6.24	0.37	(0.06)	0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)	(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14	0.46	(0.34)	–	(0.34)
Class R4
11/30/2025	6.45	0.44	(0.07)	0.37	(0.45)	–	(0.45)
11/30/2024	6.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)	0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)	(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14	0.48	(0.35)	–	(0.35)
Class R5
11/30/2025	6.48	0.46	(0.07)	0.39	(0.47)	–	(0.47)
11/30/2024	6.16	0.46	0.33	0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)	0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15	0.51	(0.38)	–	(0.38)
Class R6
11/30/2025	6.49	0.46	(0.06)	0.40	(0.48)	–	(0.48)
11/30/2024	6.16	0.47	0.33	0.80	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.05)	0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)	(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13	0.50	(0.38)	–	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$6.41	5.75	1.22	1.23	6.67	$88,582	79
6.49	12.59	1.22	1.23	6.77	83,982	82
6.17	5.19	1.22	1.22	5.99	82,376	84
6.24	(11.80)	1.19	1.20	4.94	85,877	106
7.47	6.27	1.17	1.18	4.29	113,623	113

6.37	6.00	0.97	0.98	6.92	37,165	79
6.45	12.91	0.97	0.98	7.02	59,760	82
6.13	5.45	0.97	0.97	6.21	60,932	84
6.20	(11.67)	0.94	0.95	5.20	76,122	106
7.43	6.69	0.92	0.93	4.54	96,477	113

6.40	6.27	0.73	0.73	7.17	36,937	79
6.48	13.16	0.72	0.73	7.27	172,736	82
6.16	5.89	0.72	0.72	6.47	184,673	84
6.23	(11.52)	0.69	0.70	5.45	213,656	106
7.46	6.95	0.67	0.68	4.80	267,722	113

6.41	6.38	0.62	0.62	7.27	223,547	79
6.49	13.45	0.61	0.62	7.38	346,832	82
6.16	5.83	0.61	0.61	6.57	466,516	84
6.23	(11.29)	0.60	0.60	5.55	581,901	106
7.46	6.90	0.58	0.59	4.88	700,615	113

See Notes to Financial Statements.	363

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$2.47	$0.13	$0.01	$0.14	$(0.13)	$–	$(0.13)
11/30/2024	2.37	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class C
11/30/2025	2.48	0.11	0.02	0.13	(0.12)	–	(0.12)
11/30/2024	2.38	0.11	0.11	0.22	(0.12)	–	(0.12)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.10)	–	(0.10)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
Class F
11/30/2025	2.46	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.36	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.03)	0.08	(0.12)	–	(0.12)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class F3
11/30/2025	2.47	0.13	0.02	0.15	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class I
11/30/2025	2.47	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class R2
11/30/2025	2.49	0.12	0.02	0.14	(0.13)	–	(0.13)
11/30/2024	2.38	0.12	0.11	0.23	(0.12)	–	(0.12)
11/30/2023	2.42	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)

364	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$2.48	6.09	0.71	0.71	5.18	$1,424,019	243
2.47	10.00	0.71	0.71	5.16	1,314,954	190
2.37	3.75	0.73	0.73	4.64	1,004,478	108
2.40	(15.22)	0.74	0.75	3.29	967,719	158
2.99	2.38	0.73	0.73	2.53	1,275,012	112

2.49	5.39	1.37	1.37	4.52	50,782	243
2.48	9.31	1.33	1.33	4.53	54,883	190
2.38	3.13	1.34	1.34	4.01	41,941	108
2.41	(15.68)	1.37	1.37	2.61	45,245	158
3.00	1.74	1.36	1.36	1.90	81,240	112

2.48	6.63	0.61	0.61	5.29	28,557	243
2.46	10.14	0.61	0.61	5.23	33,895	190
2.36	3.42	0.63	0.63	4.64	55,509	108
2.40	(15.14)	0.64	0.64	3.08	111,920	158
2.99	2.48	0.63	0.63	2.62	570,553	112

2.48	6.38	0.43	0.43	5.45	2,220,334	243
2.47	10.29	0.45	0.45	5.43	1,770,605	190
2.37	4.03	0.45	0.45	4.94	1,184,461	108
2.40	(14.98)	0.46	0.46	3.59	849,235	158
2.99	2.66	0.45	0.45	2.79	985,589	112

2.49	6.73	0.51	0.51	5.39	2,286,436	243
2.47	10.22	0.51	0.51	5.36	2,327,403	190
2.37	3.96	0.52	0.52	4.93	1,221,977	108
2.40	(15.05)	0.54	0.55	3.72	429,047	158
2.99	2.58	0.53	0.53	2.73	135,925	112

2.50	5.66	1.11	1.11	4.77	875	243
2.49	9.99	1.11	1.11	4.75	690	190
2.38	2.92	1.13	1.13	4.18	815	108
2.42	(15.43)	1.14	1.15	2.90	1,107	158
3.01	1.98	1.13	1.13	2.14	1,350	112

See Notes to Financial Statements.	365

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2025	$2.48	$0.12	$0.02	$0.14	$(0.13)	$–	$(0.13)
11/30/2024	2.37	0.12	0.12	0.24	(0.13)	–	(0.13)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
Class R4
11/30/2025	2.47	0.13	0.02	0.15	(0.13)	–	(0.13)
11/30/2024	2.37	0.12	0.11	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
Class R5
11/30/2025	2.47	0.13	0.03	0.16	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
Class R6
11/30/2025	2.47	0.13	0.02	0.15	(0.14)	–	(0.14)
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

366	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$2.49	5.77	1.01	1.01	4.88	$54,274	243
2.48	10.12	1.01	1.01	4.86	52,447	190
2.37	3.02	1.03	1.03	4.34	49,344	108
2.41	(15.41)	1.04	1.05	3.00	47,036	158
3.00	2.08	1.03	1.03	2.23	56,410	112

2.49	6.46	0.76	0.76	5.13	11,151	243
2.47	9.95	0.76	0.76	5.10	5,937	190
2.37	3.70	0.78	0.78	4.59	5,895	108
2.40	(15.26)	0.79	0.80	3.38	5,992	158
2.99	2.33	0.78	0.78	2.50	4,501	112

2.49	6.73	0.51	0.51	5.37	5,104	243
2.47	10.22	0.51	0.51	5.36	2,433	190
2.37	3.96	0.53	0.53	4.85	1,939	108
2.40	(15.05)	0.54	0.55	3.31	1,559	158
2.99	2.59	0.53	0.53	2.73	6,309	112

2.48	6.38	0.43	0.43	5.46	67,838	243
2.47	10.29	0.44	0.44	5.42	61,681	190
2.37	4.04	0.46	0.46	4.92	49,944	108
2.40	(14.98)	0.46	0.46	3.59	42,966	158
2.99	2.67	0.45	0.45	2.81	60,434	112

See Notes to Financial Statements.	367

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$11.63	$0.52	$0.26	$0.78	$(0.56)	$11.85
11/30/2024	11.39	0.38	0.36	0.74	(0.50)	11.63
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
Class C
11/30/2025	11.64	0.44	0.28	0.72	(0.49)	11.87
11/30/2024	11.41	0.30	0.36	0.66	(0.43)	11.64
11/30/2023	11.67	0.28	(0.16)	0.12	(0.38)	11.41
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
Class F
11/30/2025	11.64	0.53	0.27	0.80	(0.57)	11.87
11/30/2024	11.41	0.39	0.35	0.74	(0.51)	11.64
11/30/2023	11.67	0.37	(0.16)	0.21	(0.47)	11.41
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
Class F3
11/30/2025	11.64	0.55	0.28	0.83	(0.60)	11.87
11/30/2024	11.40	0.41	0.36	0.77	(0.53)	11.64
11/30/2023	11.66	0.39	(0.16)	0.23	(0.49)	11.40
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
Class I
11/30/2025	11.62	0.54	0.27	0.81	(0.58)	11.85
11/30/2024	11.39	0.40	0.35	0.75	(0.52)	11.62
11/30/2023	11.65	0.38	(0.16)	0.22	(0.48)	11.39
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
Class R2
11/30/2025	11.57	0.47	0.27	0.74	(0.51)	11.80
11/30/2024	11.34	0.33	0.35	0.68	(0.45)	11.57
11/30/2023	11.60	0.32	(0.17)	0.15	(0.41)	11.34
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38

368	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.82	0.73	0.74	4.37	$137,521	175
6.60	0.78	0.79	3.24	155,796	78
1.91	0.72	0.73	3.12	227,812	18
(3.51)	0.66	0.67	2.02	472,591	67
12.59	0.64	0.64	1.06	560,624	97

6.27	1.34	1.34	3.77	23,546	175
5.86	1.39	1.40	2.62	28,791	78
1.22	1.40	1.41	2.43	46,548	18
(4.20)	1.40	1.40	1.34	94,132	67
11.85	1.31	1.31	0.39	92,580	97

7.01	0.63	0.64	4.47	15,621	175
6.61	0.68	0.69	3.33	21,019	78
2.02	0.62	0.63	3.17	45,980	18
(3.40)	0.54	0.55	1.83	284,593	67
12.68	0.54	0.54	1.11	1,818,238	97

7.23	0.43	0.43	4.68	57,284	175
6.90	0.49	0.51	3.51	62,785	78
2.17	0.45	0.46	3.38	116,797	18
(3.23)	0.38	0.39	2.39	308,596	67
12.86	0.38	0.38	1.17	236,951	97

7.12	0.53	0.54	4.59	508,205	175
6.72	0.58	0.59	3.45	431,903	78
2.11	0.51	0.52	3.32	738,283	18
(3.31)	0.47	0.48	2.37	1,476,955	67
12.73	0.44	0.45	1.32	1,006,157	97

6.50	1.13	1.14	3.98	421	175
6.10	1.17	1.19	2.89	483	78
1.58	1.11	1.12	2.79	428	18
(3.92)	1.08	1.09	1.97	169	67
11.96	1.07	1.07	0.96	–	97

See Notes to Financial Statements.	369

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
11/30/2025	$11.62	$0.48	$0.27	$0.75	$(0.52)	$11.85
11/30/2024	11.39	0.35	0.35	0.70	(0.47)	11.62
11/30/2023	11.65	0.33	(0.16)	0.17	(0.43)	11.39
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
Class R4
11/30/2025	11.62	0.51	0.27	0.78	(0.55)	11.85
11/30/2024	11.39	0.38	0.34	0.72	(0.49)	11.62
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
Class R5
11/30/2025	11.61	0.54	0.27	0.81	(0.58)	11.84
11/30/2024	11.38	0.40	0.35	0.75	(0.52)	11.61
11/30/2023	11.64	0.39	(0.17)	0.22	(0.48)	11.38
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
Class R6
11/30/2025	11.62	0.55	0.27	0.82	(0.59)	11.85
11/30/2024	11.38	0.42	0.35	0.77	(0.53)	11.62
11/30/2023	11.64	0.39	(0.16)	0.23	(0.49)	11.38
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

370	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.59	1.03	1.03	4.10	$1,274	175
6.19	1.08	1.09	3.06	709	78
1.70	1.01	1.02	2.86	1,017	18
(3.88)	0.97	0.97	1.81	462	67
12.17	0.94	0.95	0.90	402	97

6.86	0.78	0.79	4.33	2,569	175
6.46	0.82	0.84	3.26	2,608	78
1.86	0.76	0.77	3.11	2,684	18
(3.55)	0.72	0.72	1.97	1,682	67
12.46	0.70	0.70	1.21	2,020	97

7.13	0.53	0.54	4.59	2,080	175
6.72	0.57	0.59	3.48	1,689	78
2.11	0.50	0.51	3.43	1,556	18
(3.32)	0.48	0.48	2.42	473	67
12.75	0.45	0.45	1.40	304	97

7.24	0.43	0.43	4.69	30,221	175
6.90	0.49	0.50	3.64	24,678	78
2.17	0.46	0.47	3.40	14,116	18
(3.24)	0.38	0.39	2.25	11,328	67
12.71	0.39	0.40	1.52	16,742	97

See Notes to Financial Statements.	371

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$9.21	$0.40		$0.08	$0.48	$(0.42)	$9.27
11/30/2024	9.10	0.44		0.12	0.56	(0.45)	9.21
11/30/2023	9.12	0.40		– (c)	0.40	(0.42)	9.10
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77
Class C
11/30/2025	9.20	0.34		0.07	0.41	(0.35)	9.26
11/30/2024	9.10	0.38		0.11	0.49	(0.39)	9.20
11/30/2023	9.11	0.34		0.02 (d)	0.36	(0.37)	9.10
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11
11/30/2021	9.89	–	(c)	(0.03)	(0.03)	(0.10)	9.76
Class F
11/30/2025	9.20	0.41		0.08	0.49	(0.43)	9.26
11/30/2024	9.10	0.45		0.11	0.56	(0.46)	9.20
11/30/2023	9.11	0.40		0.02 (d)	0.42	(0.43)	9.10
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76
Class F3
11/30/2025	9.20	0.43		0.07	0.50	(0.44)	9.26
11/30/2024	9.09	0.47		0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43		– (c)	0.43	(0.45)	9.09
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76
Class I
11/30/2025	9.20	0.42		0.07	0.49	(0.43)	9.26
11/30/2024	9.09	0.46		0.12	0.58	(0.47)	9.20
11/30/2023	9.11	0.42		– (c)	0.42	(0.44)	9.09
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77
Class R3
11/30/2025	9.20	0.37		0.08	0.45	(0.39)	9.26
11/30/2024	9.09	0.42		0.11	0.53	(0.42)	9.20
11/30/2023	9.11	0.37		0.01 (d)	0.38	(0.40)	9.09
11/30/2022	9.76	0.19		(0.62)	(0.43)	(0.22)	9.11
11/30/2021	9.89	0.04		(0.03)	0.01	(0.14)	9.76

372	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.28	0.60	0.71	4.35	$99,302	134
6.25	0.60	0.72	4.81	89,259	78
4.54	0.60	0.76	4.40	80,362	94
(4.16)	0.60	0.79	1.88	44,849	176
0.48	0.60	0.79	0.71	47,227	220

4.58	1.28	1.39	3.67	10,350	134
5.46	1.24	1.37	4.15	8,486	78
3.99	1.23	1.39	3.75	5,345	94
(4.79)	1.26	1.46	1.18	4,445	176
(0.29)	1.28	1.47	0.04	4,026	220

5.39	0.50	0.61	4.46	4,638	134
6.24	0.50	0.62	4.91	5,670	78
4.75	0.50	0.65	4.36	7,546	94
(4.06)	0.50	0.68	1.46	19,105	176
0.48	0.50	0.69	0.81	104,324	220

5.59	0.31	0.41	4.63	86,918	134
6.57	0.31	0.42	5.10	64,070	78
4.84	0.31	0.47	4.71	46,134	94
(3.91)	0.33	0.49	2.83	29,952	176
0.80	0.34	0.52	1.02	514	220

5.49	0.40	0.51	4.54	431,952	134
6.35	0.40	0.52	5.01	329,513	78
4.86	0.40	0.56	4.64	272,872	94
(4.06)	0.40	0.59	2.08	135,395	176
0.68	0.40	0.59	0.89	26,463	220

4.97	0.90	1.01	4.04	152	134
5.93	0.90	1.03	4.54	114	78
4.22	0.90	1.06	4.09	605	94
(4.45)	0.90	1.12	2.03	582	176
0.09	0.90	1.09	0.42	61	220

See Notes to Financial Statements.	373

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
11/30/2025	$9.20	$0.40	$0.07	$0.47	$(0.41)	$9.26
11/30/2024	9.10	0.44	0.10	0.54	(0.44)	9.20
11/30/2023	9.11	0.41	– (c)	0.41	(0.42)	9.10
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77
Class R5
11/30/2025	9.20	0.42	0.07	0.49	(0.43)	9.26
11/30/2024	9.10	0.46	0.11	0.57	(0.47)	9.20
11/30/2023	9.11	0.42	0.01 (d)	0.43	(0.44)	9.10
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77
Class R6
11/30/2025	9.20	0.43	0.07	0.50	(0.44)	9.26
11/30/2024	9.09	0.47	0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43	– (c)	0.43	(0.45)	9.09
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

(c)	Amount less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

374	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.23	0.65	0.75	4.30	$47	134
6.08	0.65	0.77	4.75	42	78
4.59	0.65	0.80	4.47	40	94
(4.31)	0.65	0.80	1.71	11	176
0.44	0.65	0.81	0.67	12	220

5.49	0.39	0.47	4.54	11	134
6.35	0.41	0.50	5.00	11	78
4.85	0.40	0.52	4.59	11	94
(4.07)	0.40	0.57	1.95	11	176
0.68	0.40	0.57	0.90	12	220

5.59	0.31	0.41	4.62	3,784	134
6.57	0.31	0.42	5.07	2,458	78
4.84	0.31	0.47	4.69	1,223	94
(3.90)	0.33	0.49	2.04	925	176
0.65	0.34	0.52	0.98	963	220

See Notes to Financial Statements.	375

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$3.87	$0.17	$0.05	$0.22	$(0.20)	$3.89
11/30/2024	3.82	0.17	0.07	0.24	(0.19)	3.87
11/30/2023	3.84	0.15	– (c)	0.15	(0.17)	3.82
11/30/2022	4.16	0.08	(0.28)	(0.20)	(0.12)	3.84
11/30/2021	4.20	0.07	(0.01)	0.06	(0.10)	4.16
Class C
11/30/2025	3.90	0.15	0.04	0.19	(0.17)	3.92
11/30/2024	3.84	0.15	0.08	0.23	(0.17)	3.90
11/30/2023	3.86	0.12	0.01	0.13	(0.15)	3.84
11/30/2022	4.19	0.06	(0.30)	(0.24)	(0.09)	3.86
11/30/2021	4.22	0.04	–	0.04	(0.07)	4.19
Class F
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.82	0.17	0.07	0.24	(0.19)	3.87
11/30/2023	3.83	0.15	0.02	0.17	(0.18)	3.82
11/30/2022	4.16	0.08	(0.29)	(0.21)	(0.12)	3.83
11/30/2021	4.19	0.07	–	0.07	(0.10)	4.16
Class F3
11/30/2025	3.88	0.18	0.05	0.23	(0.21)	3.90
11/30/2024	3.82	0.18	0.08	0.26	(0.20)	3.88
11/30/2023	3.84	0.16	– (c)	0.16	(0.18)	3.82
11/30/2022	4.17	0.10	(0.30)	(0.20)	(0.13)	3.84
11/30/2021	4.20	0.08	–	0.08	(0.11)	4.17
Class I
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.82	0.18	0.07	0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01	0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83
11/30/2021	4.19	0.07	0.01 (d)	0.08	(0.11)	4.16
Class R2
11/30/2025	3.88	0.16	0.04	0.20	(0.18)	3.90
11/30/2024	3.82	0.15	0.09	0.24	(0.18)	3.88
11/30/2023	3.84	0.13	0.01	0.14	(0.16)	3.82
11/30/2022	4.16	0.07	(0.29)	(0.22)	(0.10)	3.84
11/30/2021	4.20	0.05	(0.01)	0.04	(0.08)	4.16

376	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.69	0.59	0.59	4.40	$7,218,119	161
6.43	0.58	0.58	4.41	7,427,558	92
4.02	0.59	0.59	3.84	7,726,193	54
(4.90)	0.58	0.58	2.10	9,589,050	75
1.40	0.58	0.58	1.55	13,355,736	84

5.02	1.22	1.22	3.79	1,145,963	161
6.05	1.19	1.19	3.79	1,333,782	92
3.39	1.21	1.21	3.22	1,598,563	54
(5.69)	1.22	1.22	1.45	2,170,217	75
0.99	1.23	1.23	0.91	3,379,490	84

5.80	0.49	0.49	4.51	918,441	161
6.54	0.48	0.48	4.49	1,084,870	92
4.40	0.49	0.49	3.81	1,469,843	54
(5.05)	0.48	0.48	1.96	6,132,794	75
1.74	0.48	0.48	1.65	26,865,299	84

5.98	0.31	0.31	4.69	4,495,035	161
7.00	0.31	0.31	4.69	4,559,643	92
4.31	0.31	0.32	4.12	4,626,104	54
(4.87)	0.31	0.32	2.41	5,143,625	75
1.91	0.31	0.31	1.81	5,139,001	84

5.90	0.39	0.39	4.60	27,653,914	161
6.64	0.38	0.38	4.61	26,180,734	92
4.50	0.39	0.39	4.06	26,240,622	54
(4.95)	0.38	0.38	2.51	25,868,734	75
1.85	0.38	0.38	1.74	12,428,298	84

5.27	0.99	0.99	4.02	3,778	161
6.28	0.98	0.98	4.01	5,210	92
3.61	0.99	0.99	3.45	5,427	54
(5.28)	0.98	0.98	1.70	6,312	75
1.00	0.98	0.98	1.17	9,901	84

See Notes to Financial Statements.	377

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
11/30/2025	$3.88	$0.16	$0.04	$0.20	$(0.18)	$3.90
11/30/2024	3.82	0.16	0.08	0.24	(0.18)	3.88
11/30/2023	3.84	0.14	– (c)	0.14	(0.16)	3.82
11/30/2022	4.17	0.07	(0.29)	(0.22)	(0.11)	3.84
11/30/2021	4.20	0.05	0.01 (d)	0.06	(0.09)	4.17
Class R4
11/30/2025	3.88	0.17	0.04	0.21	(0.19)	3.90
11/30/2024	3.83	0.17	0.07	0.24	(0.19)	3.88
11/30/2023	3.84	0.15	0.01	0.16	(0.17)	3.83
11/30/2022	4.17	0.08	(0.30)	(0.22)	(0.11)	3.84
11/30/2021	4.20	0.07	–	0.07	(0.10)	4.17
Class R5
11/30/2025	3.87	0.18	0.04	0.22	(0.20)	3.89
11/30/2024	3.81	0.18	0.08	0.26	(0.20)	3.87
11/30/2023	3.83	0.15	0.01	0.16	(0.18)	3.81
11/30/2022	4.15	0.09	(0.29)	(0.20)	(0.12)	3.83
11/30/2021	4.19	0.08	(0.01)	0.07	(0.11)	4.15
Class R6
11/30/2025	3.87	0.18	0.05	0.23	(0.21)	3.89
11/30/2024	3.82	0.18	0.07	0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01	0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)	(0.20)	(0.13)	3.83
11/30/2021	4.19	0.08	–	0.08	(0.11)	4.16

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

(c)	Amount less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

378	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.37	0.89	0.89	4.11	$276,295	161
6.39	0.88	0.88	4.11	300,007	92
3.71	0.89	0.89	3.55	314,049	54
(5.18)	0.88	0.88	1.84	358,357	75
1.10	0.88	0.88	1.26	410,131	84

5.64	0.64	0.64	4.36	146,845	161
6.37	0.63	0.63	4.38	150,243	92
4.24	0.64	0.64	3.80	137,909	54
(5.23)	0.63	0.63	2.10	146,587	75
1.67	0.63	0.63	1.58	168,338	84

5.90	0.39	0.39	4.59	79,768	161
6.92	0.38	0.38	4.62	65,719	92
4.23	0.39	0.39	4.05	64,991	54
(4.79)	0.38	0.38	2.37	65,954	75
1.67	0.38	0.38	1.83	63,717	84

5.99	0.31	0.31	4.68	1,078,450	161
6.72	0.31	0.31	4.69	1,103,777	92
4.58	0.31	0.32	4.12	1,008,631	54
(4.89)	0.31	0.32	2.42	1,077,561	75
1.91	0.31	0.31	1.82	1,035,235	84

See Notes to Financial Statements.	379

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2025	$8.81	$0.39	$0.10	$0.49	$(0.41)	$–	$(0.41)
11/30/2024	8.54	0.41	0.27	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.37	(0.20)	0.17	(0.39)	–	(0.39)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
Class C
11/30/2025	8.80	0.34	0.10	0.44	(0.36)	–	(0.36)
11/30/2024	8.53	0.35	0.28	0.63	(0.36)	–	(0.36)
11/30/2023	8.76	0.31	(0.20)	0.11	(0.34)	–	(0.34)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
Class F
11/30/2025	8.81	0.40	0.10	0.50	(0.42)	–	(0.42)
11/30/2024	8.54	0.41	0.28	0.69	(0.42)	–	(0.42)
11/30/2023	8.76	0.37	(0.19)	0.18	(0.40)	–	(0.40)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
Class F3
11/30/2025	8.81	0.42	0.11	0.53	(0.44)	–	(0.44)
11/30/2024	8.54	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.21)	0.18	(0.41)	–	(0.41)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
Class I
11/30/2025	8.83	0.41	0.11	0.52	(0.44)	–	(0.44)
11/30/2024	8.56	0.43	0.27	0.70	(0.43)	–	(0.43)
11/30/2023	8.78	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
Class P
11/30/2025	8.85	0.38	0.09	0.47	(0.39)	–	(0.39)
11/30/2024	8.58	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.81	0.34	(0.20)	0.14	(0.37)	–	(0.37)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)

380	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.89	5.78	0.65	0.65	4.48	$1,022,525	429
8.81	8.13	0.66	0.66	4.64	1,025,041	385
8.54	1.96	0.65	0.65	4.22	940,982	409
8.76	(13.78)	0.65	0.65	2.60	973,820	461
10.54	0.68	0.64	0.64	1.79	1,300,031	393

8.88	5.11	1.29	1.29	3.84	24,717	429
8.80	7.48	1.27	1.27	4.03	26,876	385
8.53	1.33	1.26	1.26	3.59	27,572	409
8.76	(14.32)	1.27	1.27	1.95	34,393	461
10.53	0.04	1.28	1.28	1.16	59,759	393

8.89	5.89	0.55	0.55	4.58	74,427	429
8.81	8.24	0.56	0.56	4.74	74,397	385
8.54	2.06	0.56	0.56	4.19	80,557	409
8.76	(13.69)	0.55	0.55	2.45	234,058	461
10.54	0.78	0.54	0.54	1.88	1,059,760	393

8.90	6.21	0.36	0.36	4.77	1,038,481	429
8.81	8.45	0.36	0.36	4.94	951,853	385
8.54	2.14	0.36	0.36	4.52	799,149	409
8.77	(13.42)	0.35	0.35	2.91	707,783	461
10.54	0.97	0.35	0.35	2.07	881,986	393

8.91	6.03	0.41	0.45	4.72	1,389,751	429
8.83	8.38	0.42	0.46	4.88	1,349,888	385
8.56	2.21	0.41	0.45	4.49	1,071,474	409
8.78	(13.53)	0.41	0.45	3.06	762,733	461
10.56	0.92	0.40	0.44	2.02	433,258	393

8.93	5.50	0.88	0.88	4.30	6	429
8.85	7.85	0.90	0.90	4.38	19	385
8.58	1.70	0.91	0.91	3.81	41	409
8.81	(14.01)	0.90	0.90	2.33	515	461
10.59	0.43	0.89	0.89	1.53	710	393

See Notes to Financial Statements.	381

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2025	$8.80	$0.36	$0.11	$0.47	$(0.38)	$–	$(0.38)
11/30/2024	8.54	0.37	0.27	0.64	(0.38)	–	(0.38)
11/30/2023	8.76	0.33	(0.20)	0.13	(0.35)	–	(0.35)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
Class R3
11/30/2025	8.81	0.37	0.10	0.47	(0.39)	–	(0.39)
11/30/2024	8.54	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.76	0.34	(0.20)	0.14	(0.36)	–	(0.36)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
Class R4
11/30/2025	8.81	0.39	0.10	0.49	(0.41)	–	(0.41)
11/30/2024	8.54	0.40	0.28	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.36	(0.20)	0.16	(0.38)	–	(0.38)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
Class R5
11/30/2025	8.81	0.41	0.10	0.51	(0.43)	–	(0.43)
11/30/2024	8.54	0.42	0.28	0.70	(0.43)	–	(0.43)
11/30/2023	8.76	0.38	(0.19)	0.19	(0.41)	–	(0.41)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
Class R6
11/30/2025	8.82	0.42	0.10	0.52	(0.44)	–	(0.44)
11/30/2024	8.55	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions.
Total return for all other classes assumes the reinvestment of all distributions.

382	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.89	5.48	1.05	1.05	4.08	$1,121	429
8.80	7.58	1.06	1.06	4.24	1,170	385
8.54	1.55	1.05	1.05	3.81	1,086	409
8.76	(14.12)	1.05	1.05	2.18	1,199	461
10.54	0.37	1.04	1.04	1.39	1,768	393

8.89	5.47	0.95	0.95	4.18	24,042	429
8.81	7.81	0.96	0.96	4.34	26,794	385
8.54	1.65	0.95	0.95	3.92	27,043	409
8.76	(14.03)	0.95	0.95	2.30	27,760	461
10.54	0.47	0.95	0.95	1.50	37,846	393

8.89	5.73	0.70	0.70	4.43	34,586	429
8.81	8.08	0.71	0.71	4.59	32,457	385
8.54	1.90	0.70	0.70	4.18	31,524	409
8.76	(13.82)	0.70	0.70	2.54	30,002	461
10.54	0.63	0.69	0.69	1.74	44,058	393

8.89	5.99	0.45	0.45	4.68	24,362	429
8.81	8.35	0.46	0.46	4.84	23,962	385
8.54	2.16	0.45	0.45	4.41	20,023	409
8.76	(13.61)	0.45	0.45	2.74	22,290	461
10.54	0.88	0.44	0.44	1.99	78,822	393

8.90	6.09	0.36	0.36	4.78	231,019	429
8.82	8.45	0.36	0.36	4.94	226,490	385
8.55	2.26	0.36	0.36	4.52	197,934	409
8.77	(13.50)	0.35	0.35	2.90	183,807	461
10.55	0.97	0.35	0.35	2.08	252,862	393

See Notes to Financial Statements.	383

Financial Highlights (continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2025	$10.03	$0.46	$0.02	$0.48	$(0.46)	$10.05
11/30/2024	9.92	0.50	0.11	0.61	(0.50)	10.03
11/30/2023	9.80	0.41	0.12	0.53	(0.41)	9.92
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.03	(0.03)	– (c)	(0.04)	10.00
Class A1
11/30/2025	10.03	0.45	0.02	0.47	(0.45)	10.05
11/30/2024	9.93	0.49	0.10	0.59	(0.49)	10.03
11/30/2023	9.80	0.40	0.13	0.53	(0.40)	9.93
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00
Class F
11/30/2025	10.03	0.47	0.01	0.48	(0.46)	10.05
11/30/2024	9.92	0.51	0.11	0.62	(0.51)	10.03
11/30/2023	9.80	0.39	0.15	0.54	(0.42)	9.92
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.04	(0.04)	– (c)	(0.04)	10.00
Class F3
11/30/2025	10.03	0.48	0.02	0.50	(0.48)	10.05
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.44	0.11	0.55	(0.43)	9.92
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
Class I
11/30/2025	10.03	0.47	0.02	0.49	(0.47)	10.05
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.43	0.12	0.55	(0.43)	9.92
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
Class R5
11/30/2025	10.03	0.47	0.02	0.49	(0.47)	10.05
11/30/2024	9.93	0.52	0.10	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00

384	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

4.87	0.44	0.44	4.57	$6,744,061	72
6.32	0.43	0.43	5.05	4,725,133	69
5.55	0.43	0.43	4.15	3,720,238	66
(0.62)	0.43	0.44	1.18	5,193,143	48
(0.03)	0.43	0.43	0.34	10,038,159	72

4.76	0.54	0.54	4.47	10,502	72
6.11	0.53	0.53	4.95	7,495	69
5.55	0.54	0.54	4.10	4,062	66
(0.72)	0.54	0.54	0.95	3,869	48
(0.13)	0.53	0.53	0.24	13,240	72

4.92	0.39	0.39	4.64	136,763	72
6.37	0.38	0.38	5.11	170,945	69
5.60	0.39	0.39	3.97	262,081	66
(0.57)	0.39	0.39	1.03	1,280,935	48
0.02	0.38	0.38	0.38	5,349,686	72

5.09	0.23	0.23	4.78	3,231,777	72
6.53	0.23	0.23	5.25	2,444,355	69
5.76	0.24	0.24	4.45	1,017,847	66
(0.43)	0.24	0.24	1.52	759,273	48
0.16	0.24	0.24	0.53	519,235	72

5.13	0.29	0.29	4.72	4,833,430	72
6.37	0.28	0.28	5.21	4,053,800	69
5.71	0.28	0.28	4.35	3,910,327	66
(0.47)	0.28	0.28	1.80	3,872,022	48
0.12	0.28	0.28	0.49	1,285,378	72

5.03	0.29	0.29	4.72	276	72
6.37	0.28	0.28	5.21	270	69
5.82	0.28	0.28	4.41	188	66
(0.47)	0.28	0.29	1.05	131	48
0.12	0.28	0.28	0.49	592	72

See Notes to Financial Statements.	385

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R6
11/30/2025	$10.03	$0.48	$0.02	$0.50	$(0.48)	$10.05
11/30/2024	9.93	0.53	0.09	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00

(a)	Calculated using average shares outstanding during the period.
(b)

Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Total return for all other classes assumes the reinvestment of all distributions.

(c)	Amount less than $0.01.

386	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

5.09	0.23	0.23	4.79	$43,549	72
6.43	0.23	0.23	5.27	55,771	69
5.87	0.24	0.24	4.42	67,702	66
(0.43)	0.24	0.24	1.52	68,773	48
0.16	0.24	0.24	0.54	86,964	72

See Notes to Financial Statements.	387

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds as of November 30, 2025. This report covers the following eleven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at November 30, 2025:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in

Notes to Financial Statements (continued)

each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the

Notes to Financial Statements (continued)

asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(d)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund

Notes to Financial Statements (continued)

assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities and represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of November 30, 2025, the Funds had the following unfunded loan commitments:

Floating Rate Fund
Borrower	Principal Amount	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	$ 407,606	$ 405,607	$ 406,964	$ (1,357)
Engineered Machinery Holdings, Inc. 2025 USD Delayed Draw Term Loan	604,023	607,234	602,513	4,721
GC Ferry Acquisition I Inc Delayed Draw Term Loan	2,869,563	2,868,774	2,869,563	(789)
Groundworks LLC 2024 Delayed Draw Term Loan	630,849	633,609	631,148	2,461
Hanger, Inc. 2024 Delayed Draw Term Loan	2,335,965	2,346,009	2,326,034	19,975
Raven Acquisition Holdings LLC Delayed Draw Term Loan	1,006,680	1,010,536	1,002,384	8,152
USALCO LLC 2025 Delayed Draw Term Loan	553,060	555,430	553,060	2,370
Total	$8,407,746	$8,427,199	$8,391,666	$35,533

Short Duration Income Fund
Borrower	Principal Amount	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Ralliant Corp. Delayed Draw Term Loan A2	$2,293,269	$2,128,452	$2,296,356	$(167,904)
Viper Energy Partners LLC Delayed Draw Term Loan	29,250,000	29,414,531	29,250,000	164,531
Total	$31,543,269	$31,542,983	$31,546,356	$(3,373)

Notes to Financial Statements (continued)

Ultra Short Bond Fund
Borrower	Principal Amount	Fair Value	Cost	Unrealized Appreciation/ (Depreciation)
Ralliant Corp. Delayed Draw Term Loan A1	$1,957,962	$1,880,877	$1,960,437	$(79,560)
Viper Energy Partners LLC Delayed Draw Term Loan	25,444,000	25,587,123	25,412,195	174,928
Total	$27,401,962	$27,468,000	$27,372,632	$95,368

(e)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of November 30, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(g)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(h)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(k)	To-Be-Announced (“TBA”) Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	When-Issued, Forward Transactions or TBA Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a

Notes to Financial Statements (continued)

security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts, swap contracts and options in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Forward Foreign Currency Exchange Contracts–During the fiscal year, the Funds listed in the tables below are exposed to foreign currency risks associated with some or all of their portfolio investments and, during the fiscal year ended, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

Notes to Financial Statements (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the fiscal year, the Funds listed in the table below entered into futures contracts to manage and hedge interest rate risk associated with with portfolio investments. During the fiscal year, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Notes to Financial Statements (continued)

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with broker for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the fiscal year, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s

Notes to Financial Statements (continued)

portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the fiscal year, the Funds listed in the tables below entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts–During the fiscal year, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Total Return Swap Contracts–During the fiscal year, the Funds listed in the tables below entered into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Options–During the fiscal year, the Funds listed in the tables below have purchased and written exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an

Notes to Financial Statements (continued)

option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Summary of Derivatives Information–As of November 30, 2025, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

		Convertible Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts
OTC Options Purchased	Investments in securities, at fair value	$9,072,337

Liability Derivatives	Statements of Assets and Liabilities Location
OTC Written Options	Options written outstanding, at value	$2,190,708

		Core Fixed Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$284,811

Notes to Financial Statements (continued)

		Core Plus Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$43,642
Futures Contracts(1)	Receivable, variation margin for futures contracts	$261,890	–

Liability Derivatives	Statements of Assets and Liabilities Location
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$34,573
Futures Contracts(1)	Payable, variation margin for futures contracts	$55,244	–

		Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	–	–	$2,405,419
Centrally Cleared Interest Rate Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	$4,413,027	–	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	–	$331,780	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	–	$104,080	–	–
Total Return Swap Contracts	Total return swap contracts, at fair value	$867,352	–	–	–

Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contract agreements	–	$743,039	–	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	–	$1,699,120	–

Notes to Financial Statements (continued)

			High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	–	$3,447,369
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$862,710	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$828,803	–	–

Liability Derivatives	Statements of Assets and Liabilities Location
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$381,562	–
Futures Contracts(1)	Payable, variation margin for futures contracts	$70,895	–	–

			Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	–	$25,808,311
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$187,236	–
Futures Contracts(1)	Receivable, variation margin for futures contracts	$6,703,894	–	–

Liability Derivatives	Statements of Assets and Liabilities Location
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$148,326	–

Notes to Financial Statements (continued)

			Inflation Focused Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	–	$25,408,402
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	$676,995	–
CPI Swap Contracts	Unrealized appreciation on CPI swap contracts	–	–	$7,548,856
Futures Contracts(1)	Receivable, variation margin for futures contracts	$274,792	–	–

Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared CPI Swap Contracts(2)	Payable, variation margin for centrally cleared swap contract agreements	–	–	$1,948,997
CPI Swap Contracts	Unrealized depreciation on CPI swap contracts	–	–	$2,905,555
Futures Contracts(1)	Payable, variation margin for futures contracts	$57,901	–	–

	Short Duration Core Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$97,359

Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contract agreements	$1,852,855
Futures Contracts(1)	Payable, variation margin for futures contracts	$62,335

Notes to Financial Statements (continued)

		Short Duration Income Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	Receivable, variation margin for centrally cleared swap contract agreements	–	$29,217,164
Futures Contracts(1)	Receivable, variation margin for futures contracts	$8,344,995	–

Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared Interest Rate Swap Contracts(2)	Payable, variation margin for centrally cleared swap contract agreements	$72,418,091	–
Credit Default Swap Contracts	Credit default swap contract agreements payable, at fair value	–	$2,760,105
Futures Contracts(1)	Receivable, variation margin for futures contracts	$6,236,121	–

		Total Return Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$300,992
Futures Contracts(1)	Receivable, variation margin for futures contracts	$198,614	–

Liability Derivatives	Statements of Assets and Liabilities Location
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$238,443

	Ultra Short Bond Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts
Futures Contracts(1)	Receivable, variation margin for futures contracts	$325,485

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Includes the value of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the fiscal year ended November 30, 2025:

			Convertible Fund

	Statements of Operations Location	Equity Contracts	Foreign Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(751,787)
OTC Options Purchased	Net realized gain/(loss) on investments	$11,569,622	–
OTC Written Options	Net realized gain/(loss) on OTC written options	$(4,889,767)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(29,329)
OTC Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	$(6,631,911)	–
OTC Written Options	Net change in unrealized appreciation/(depreciation) on OTC written options	$550,170	–
Derivatives volume calculated based on the number of contracts or notional amounts
Forward Foreign Currency Exchange Contracts		–	$11,817,115
OTC Options Purchased		$1,640,472	–
OTC Written Options		$(181,237)	–

		Core Fixed Income Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(5,342,796)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(554,054)
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		1,939

Notes to Financial Statements (continued)

			Core Plus Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$(468)
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$26,358	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(2,228,145)	–	–
OTC Options Purchased	Net realized gain/(loss) on investments	$(626,500)	–	–
OTC Written Options	Net realized gain/(loss) on OTC written options	$238,000	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$4,861	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,133,628)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts	–	–	–	$1,419,692
Forward Foreign Currency Exchange Contracts	–	–	$3,521,559	–
Futures Contracts		2,216	–	–
OTC Options Purchased		$16,153,846	–	–
OTC Written Options		$(16,153,846)	–	–

Notes to Financial Statements (continued)

				Floating Rate Fund
	Statements of Operations Location	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$3,160,566	$–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$79,720
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$(13,334,856)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	–	$1,756,057	–	–
Total Return Swap Contracts	Net realized gain/(loss) on swap contracts	$4,314,348	–	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(5,492,403)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$359,608
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$(2,349,932)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$222,343	–	–
Total Return Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(3,433,206)	–	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		–	$300,402,538	–	–
Credit Default Swap Contracts		–	–	–	$2,480,769
Total Return Swap Contracts		$665,358	–	–	–
Forward Foreign Currency Exchange Contracts		–	–	$302,537,168	–
Futures Contracts		–	313	–	–

Notes to Financial Statements (continued)

			High Yield Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$7,778,264
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$(4,387,535)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(6,913,473)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$826,718
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(2,830,164)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$658,035	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$78,368,462
Forward Foreign Currency Exchange Contracts		–	$175,291,898	–
Futures Contracts		3,831	–	–

Notes to Financial Statements (continued)

				Income Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$7,278,818	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$3,454,720
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$53,468	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(25,880,170)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(3,554,245)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$2,396,181
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$20,807	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(12,830,509)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$205,260,923	–	–
Credit Default Swap Contracts		–	–	$244,753,846
Forward Foreign Currency Exchange Contracts		–	$13,888,433	–
Futures Contracts		12,718	–	–

Notes to Financial Statements (continued)

		Inflation Focused Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$13,480,015	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	$145,075
Futures Contracts	Net realized gain/(loss) on futures contracts	$3,104,256	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(8,498,591)	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$40,247
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(722,607)	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$796,068,001	–
Credit Default Swap Contracts		–	$18,623,385
Futures Contracts		2,367	–

Notes to Financial Statements (continued)

	Short Duration Core Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$964,583
Futures Contracts	Net realized gain/(loss) on futures contracts	$160,634
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(1,509,747)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(96,042)
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$77,317,769
Futures Contracts		889

Notes to Financial Statements (continued)

			Short Duration Income Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$87,068,244	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$9,729,955
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$138,058	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(1,221,024)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$(109,144,168)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$2,158,676
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(10,201)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$2,573,262	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$7,811,248,000	–	–
Credit Default Swap Contracts		–	–	$1,060,470,017
Forward Foreign Currency Exchange Contracts		–	$2,452,188	–
Futures Contracts		91,388	–	–

Notes to Financial Statements (continued)

			Total Return Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$(158,605)
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$96,567	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(3,677,719)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$33,022	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(2,719,982)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$1,348,923
Forward Foreign Currency Exchange Contracts		–	$22,849,715	–
Futures Contracts		2,026	–	–

			Ultra Short Bond Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$2,746,891
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(242,657)
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		2,553

Notes to Financial Statements (continued)

Disclosures About Offsetting Assets And Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$9,072,337	$–	$9,072,337
Total	$9,072,337	$–	$9,072,337

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
UBS AG	$692,102	$–	$–	$(692,102)	$–
Goldman Sachs	2,409,432	–	(2,050,000)	–	359,432
Morgan Stanley	4,621,059	(1,544,422)	–	–	3,076,637
BNP Paribas SA	357,405	–	(357,405)	–	–
Bank of America	992,339	(646,286)	(290,000)	–	56,053
Total	$9,072,337	$(2,190,708)	$(2,697,405)	$(692,102)	$3,492,122

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
OTC Options Written	$2,190,708	$–	$2,190,708
Total	$2,190,708	$–	$2,190,708

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$646,286	$(646,286)	$–	$–	$–
Morgan Stanley	1,544,422	(1,544,422)	–	–	–
Total	$2,190,708	$(2,190,708)	$–	$–	$–

Notes to Financial Statements (continued)

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$43,642	$–	$43,642
Total	$43,642	$–	$43,642

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$43,642	$–	$–	$–	$43,642
Total	$43,642	$–	$–	$–	$43,642

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$34,573	$–	$34,573
Total	$34,573	$–	$34,573

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$34,573	$–	$–	$–	$34,573
Total	$34,573	$–	$–	$–	$34,573

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$867,352	$–	$867,352
Forward Foreign Currency Exchange Contracts	331,780	–	331,780
Total	$1,199,132	$–	$1,199,132

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$917,968	$–	$(280,000)	$–	$637,968
State Street Bank And Trust	281,164	(281,164)	–	–	–
Total	$1,199,132	$(281,164)	$(280,000)	$–	$637,968

Notes to Financial Statements (continued)

			Floating Rate Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,699,120	$–	$1,699,120
Total	$1,699,120	$–	$1,699,120

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank And Trust	$1,699,120	$(281,164)	$(450,000)	$–	$976,956
Total	$1,699,120	$(281,164)	$(450,000)	$–	$976,956

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$862,710	$–	$862,710
Total	$862,710	$–	$862,710

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$24,427	$(24,427)	$–	$–	$–
State Street Bank And Trust	838,283	(329,509)	–	–	508,774
Total	$862,710	$(353,936)	$–	$–	$508,774

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$381,562	$–	$381,562
Total	$381,562	$–	$381,562

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$52,053	$(24,427)	$(20,000)	$–	$7,626
State Street Bank And Trust	329,509	(329,509)	–	–	–
Total	$381,562	$(353,936)	$(20,000)	$–	$7,626

Notes to Financial Statements (continued)

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$187,236	$–	$187,236
Total	$187,236	$–	$187,236

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$187,236	$–	$(187,236)	$–	$–
Total	$187,236	$–	$(187,226)	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$148,326	$–	$148,326
Total	$148,326	$–	$148,326

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$148,326	$–	$(148,326)	$–	$–
Total	$148,326	$–	$(148,326)	$–	$–

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$7,548,856	$–	$7,548,856
Total	$7,548,856	$–	$7,548,856

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$5,714,765	$(897,452)	$(2,730,000)	$(2,087,313)	$–
Barclays Bank PLC	978,085	–	(978,085)	–	–
Deutsche Bank AG	856,006	(856,006)	–	–	–
Total	$7,548,856	$(1,753,458)	$(3,708,085)	$(2,087,313)	$–

Notes to Financial Statements (continued)

			Inflation Focused Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$2,905,555	$–	$2,905,555
Total	$2,905,555	$–	$2,905,555

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$897,452	$(897,452)	$–	$–	$–
Deutsche Bank AG	2,008,103	(856,006)	(953,000)	–	199,097
Total	$2,905,555	$(1,753,458)	$(953,000)	$–	$199,097

			Short Duration Income Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$2,760,105	$–	$2,760,105
Total	$2,760,105	$–	$2,760,105

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$2,409,039	$–	$(2,408,845)	$–	$194
Morgan Stanley	351,066	–	(210,000)	–	141,066
Total	$2,760,105	$–	$(2,618,845)	$–	$141,260

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$300,992	$–	$300,992
Total	$300,992	$–	$300,992

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$300,992	$–	$(300,992)	$–	$–
Total	$300,992	$–	$(300,992)	$–	$–

Notes to Financial Statements (continued)

			Total Return Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$238,443	$–	$238,443
Total	$238,443	$–	$238,443

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$238,443	$–	$(238,443)	$–	$–
Total	$238,443	$–	$(238,443)	$–	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of November 30, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Income Fund
First $1 billion	.70%	First $3 billion	.38%
Next $1 billion	.60%	Next $7 billion	.35%
Over $2 billion	.57%	Over $10 billion	.34%

Core Fixed Income Fund		Inflation Focused Fund
First $1 billion	.24%	First $2 billion	.30%
Next $1 billion	.21%	Next $3 billion	.28%
Over $2 billion	.20%	Over $5 billion	.26%

Core Plus Bond Fund		Short Duration Core Bond Fund
First $4 billion	.28%	First $1 billion	.30%
Next $11 billion	.26%	Next $1 billion	.25%
Over $15 billion	.25%	Over $2 billion	.20%

Floating Rate Fund		Short Duration Income Fund
First $1 billion	.50%	First $1 billion	.35%
Over $1 billion	.45%	Next $1 billion	.30%
		Over $2 billion	.25%

High Yield Fund		Total Return Fund
First $1 billion	.60%	First $4 billion	.28%
Next $1 billion	.55%	Next $11 billion	.26%
Over $2 billion	.50%	Over $15 billion	.25%

		Ultra Short Bond Fund	.17%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.28%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.37%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.20%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended November 30, 2025:

Fund	Amount
Convertible Fund	$ 18,468
Core Fixed Income Fund	56,423
Core Plus Bond Fund	57,711
Floating Rate Fund	69,412
High Yield Fund	93,245
Income Fund	78,914
Inflation Focused Fund	37,375
Short Duration Income Fund	382,124
Total Return Fund	53,010
Ultra Short Bond Fund	143,825

For the fiscal year ended November 30, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.41%
Short Duration Core Bond Fund	.40%	.31%

For the fiscal year ended November 30, 2025 and continuing through March 31, 2026, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable for Ultra Short Bond Fund.
(4)	Class A1 only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended November 30, 2025:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$2,937	$34,370
Core Fixed Income Fund	73,560	903,615
Core Plus Bond Fund	51,074	865,009
Floating Rate Fund	43,844	1,181,455
High Yield Fund	42,820	646,426
Income Fund	154,992	2,164,266
Inflation Focused Fund	3,537	56,789
Short Duration Core Bond Fund	13,565	180,923
Short Duration Income Fund	319,477	7,741,150
Total Return Fund	71,435	790,863
Ultra Short Bond Fund	–	15,374

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2025:

	Class A	Class C
Convertible Fund	$812	$665
Core Fixed Income Fund	40,896	16,347
Core Plus Bond Fund	111,786	12,463
Floating Rate Fund	61,211	20,227
High Yield Fund	42,993	14,627
Income Fund	82,475	9,790
Inflation Focused Fund	1,861	363
Short Duration Core Bond Fund	6,436	2,365
Short Duration Income Fund	707,998	121,147
Total Return Fund	27,625	539
Ultra Short Bond Fund	3,431	–

Notes to Financial Statements (continued)

Other Related Parties

As of November 30, 2025, the percentages of the Funds’ outstanding shares owned by other Lord Abbett funds that invest principally in affiliated mutual funds managed by Lord Abbett fund of funds were as follows:

Fund of Funds	Core Fixed Income Fund	High Yield Fund	Ultra Short Bond Fund
Multi-Asset Balanced Opportunity Fund	10.98%	3.60%	0.36%
Multi-Asset Income Fund	7.32%	2.08%	0.14%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$12,126,569	$–	$–	$12,126,569
Core Fixed Income Fund	217,388,149	–	–	217,388,149
Core Plus Bond Fund	204,524,934	–	–	204,524,934
Floating Rate Fund	340,909,255	–	–	340,909,255
High Yield Fund	250,696,523	–	–	250,696,523
Income Fund	325,894,959	–	–	325,894,959
Inflation Focused Fund	36,603,114	–	–	36,603,114
Short Duration Core Bond Fund	27,521,953	–	–	27,521,953
Short Duration Income Fund	2,192,089,715	–	–	2,192,089,715
Total Return Fund	181,684,507	–	–	181,684,507
Ultra Short Bond Fund	612,633,447	–	–	612,633,447

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$11,493,965	$–	$–	$11,493,965
Core Fixed Income Fund	185,831,140	–	–	185,831,140
Core Plus Bond Fund	122,942,751	–	–	122,942,751
Floating Rate Fund	415,311,398	–	–	415,311,398
High Yield Fund	270,300,740	–	–	270,300,740
Income Fund	257,992,868	–	–	257,992,868
Inflation Focused Fund	39,032,965	–	–	39,032,965
Short Duration Core Bond Fund	23,957,254	–	–	23,957,254
Short Duration Income Fund	2,164,105,484	–	–	2,164,105,484
Total Return Fund	171,280,646	–	–	171,280,646
Ultra Short Bond Fund	515,842,825	–	–	515,842,825

As of November 30, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Convertible Fund	$–	$3,503,861	$–	$(90,853,750)	$41,067,783	$(104,612)	$(46,386,718)
Core Fixed Income Fund	–	20,225,050	–	(325,014,453)	62,746,617	(19,207,869)	(261,250,655)
Core Plus Bond Fund	–	18,234,111	–	(91,590,178)	64,137,894	(18,442,684)	(27,660,857)
Floating Rate Fund	–	9,356,969	–	(1,927,921,297)	18,570,912	(27,073,206)	(1,927,066,622)
High Yield Fund	–	6,197,842	–	(873,838,994)	17,599,841	(21,547,661)	(871,588,972)
Income Fund	–	18,264,310	–	(458,933,002)	76,606,339	(27,979,769)	(392,042,122)
Inflation Focused Fund	–	163,375	–	(460,960,776)	6,355,641	(3,285,041)	(457,726,801)
Short Duration Core Bond Fund	–	2,408,273	–	(14,738,502)	3,497,419	(2,432,590)	(11,265,400)
Short Duration Income Fund	–	177,174,402	–	(7,552,740,846)	(721,444,495)	(180,180,695)	(8,277,191,634)
Total Return Fund	–	8,476,718	–	(619,561,741)	33,343,828	(15,562,098)	(593,303,293)
Ultra Short Bond Fund	–	56,299,754	–	(172,705,315)	46,456,223	(55,036,934)	(124,986,272)

Notes to Financial Statements (continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Convertible Fund	$(90,516,566)	$–	$(90,516,566)
Core Fixed Income Fund	(78,769,739)	(236,003,071)	(314,772,810)
Core Plus Bond Fund	(35,297,532)	(51,018,917)	(86,316,449)
Floating Rate Fund	(586,793,332)	(1,341,127,965)	(1,927,921,297)
High Yield Fund	(429,354,472)	(444,484,522)	(873,838,994)
Income Fund	(185,702,155)	(273,230,847)	(458,933,002)
Inflation Focused Fund	(158,152,891)	(302,798,594)	(460,951,485)
Short Duration Core Bond Fund	(6,226,021)	(8,349,699)	(14,575,720)
Short Duration Income Fund	(1,281,678,420)	(6,270,384,283)	(7,552,062,703)
Total Return Fund	(219,341,897)	(393,381,039)	(612,722,936)
Ultra Short Bond Fund	(53,487,862)	(119,217,453)	(172,705,315)

As of November 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Convertible Fund	$607,463,861	$58,322,253	$(17,255,784)	$41,066,469
Core Fixed Income Fund	5,891,009,852	70,711,652	(7,965,036)	62,746,616
Core Plus Bond Fund	5,203,069,526	70,269,301	(6,131,361)	64,137,940
Floating Rate Fund	4,680,579,045	78,063,146	(59,426,852)	18,636,294
High Yield Fund	3,420,593,505	115,295,400	(97,646,285)	17,649,115
Income Fund	6,184,783,020	103,280,953	(26,674,613)	76,606,340
Inflation Focused Fund	802,508,619	16,563,527	(10,015,609)	6,547,918
Short Duration Core Bond Fund	635,599,909	4,833,084	(1,335,665)	3,497,419
Short Duration Income Fund	44,954,758,286	434,857,260	(1,156,301,083)	(721,443,823)
Total Return Fund	4,563,575,061	48,450,063	(15,106,233)	33,343,830
Ultra Short Bond Fund	14,933,616,467	52,084,799	(5,628,576)	46,456,223

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Convertible Fund	$–	$–
Core Fixed Income Fund	–	–
Core Plus Bond Fund	–	–
Floating Rate Fund	–	–
High Yield Fund	–	–
Income Fund	–	–
Inflation Focused Fund	47,371	(47,371)
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	–	–
Total Return Fund	–	–
Ultra Short Bond Fund	–	–

Notes to Financial Statements (continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$795,819,748	$–	$834,864,182
Core Fixed Income Fund	22,929,004,135	2,520,264,414	23,028,824,610	2,077,905,542
Core Plus Bond Fund	18,987,204,244	2,874,600,839	18,629,355,183	2,139,817,822
Floating Rate Fund	–	3,756,836,857	–	3,929,470,804
High Yield Fund	–	2,667,770,220	–	2,969,112,466
Income Fund	9,378,072,655	5,430,165,911	9,830,749,188	5,237,970,869
Inflation Focused Fund	799,568,936	521,302,363	719,419,542	566,502,602
Short Duration Core Bond Fund	420,014,687	469,884,238	418,900,511	366,885,188
Short Duration Income Fund	36,012,066,685	33,022,016,970	36,874,299,065	33,197,829,453
Total Return Fund	16,725,621,238	2,102,627,223	16,777,862,042	2,006,786,356
Ultra Short Bond Fund	489,458,522	10,357,882,930	363,288,030	7,915,571,999

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2025, the Funds did not engage in cross trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowing, among other factors.

Notes to Financial Statements (continued)

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors. These credit facilities are to be used for short-term working capital purposes.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended November 30, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended November 30, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of November 30, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Core Fixed Income Fund	$7,888,762	$8,099,842
Core Plus Bond Fund	11,169,889	12,649,681
Floating Rate Fund	45,533,215	46,743,346
High Yield Fund	102,161,102	108,056,707
Income Fund	30,707,345	32,169,828
Short Duration Core Bond Fund	1,255,953	1,296,816
Short Duration Income Fund	20,620,168	21,480,926
Total Return Fund	14,589,453	15,271,820
Ultra Short Bond Fund	4,561,039	4,760,366

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry .

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Notes to Financial Statements (continued)

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage

Notes to Financial Statements (continued)

related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	891,554	$13,631,007	759,568	$10,013,542
Reinvestment of distributions	179,593	2,659,291	194,355	2,559,165
Shares reacquired	(1,962,647)	(29,604,729)	(2,878,857)	(37,898,361)
Decrease	(891,500)	$(13,314,431)	(1,924,934)	$(25,325,654)

Class C Shares
Shares sold	82,215	$1,218,639	64,615	$844,560
Reinvestment of distributions	19,379	282,250	23,392	303,873
Shares reacquired	(504,555)	(7,559,201)	(854,018)	(11,120,158)
Decrease	(402,961)	$(6,058,312)	(766,011)	$(9,971,725)

Notes to Financial Statements (continued)

Convertible Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	22,662	$315,504	72,064	$940,608
Reinvestment of distributions	17,380	257,016	24,610	323,745
Shares reacquired	(248,951)	(3,638,506)	(929,782)	(12,023,166)
Decrease	(208,909)	$(3,065,986)	(833,108)	$(10,758,813)

Class F3 Shares
Shares sold	676,281	$10,526,660	63,167	$845,055
Reinvestment of distributions	17,679	270,231	18,724	249,609
Shares reacquired	(384,023)	(6,064,303)	(501,233)	(6,682,861)
Increase (decrease)	309,937	$4,732,588	(419,342)	$(5,588,197)

Class I Shares
Shares sold	8,138,456	$125,516,362	8,816,058	$117,747,894
Reinvestment of distributions	459,845	6,882,836	491,573	6,540,685
Shares reacquired	(9,368,191)	(141,049,582)	(13,117,880)	(174,775,726)
Decrease	(769,890)	$(8,650,384)	(3,810,249)	$(50,487,147)

Class P Shares
Shares sold	122	$1,884	539	$7,172
Reinvestment of distributions	19	283	54	726
Shares reacquired	(55)	(920)	(2,593)	(36,375)
Increase (decrease)	86	$1,247	(2,000)	$(28,477)

Class R2 Shares
Shares sold	585	$9,170	1,078	$14,206
Reinvestment of distributions	104	1,573	97	1,315
Shares reacquired	(1,823)	(27,705)	(38)	(515)
Increase (decrease)	(1,134)	$(16,962)	1,137	$15,006

Class R3 Shares
Shares sold	181,102	$2,803,532	153,150	$2,018,710
Reinvestment of distributions	24,008	352,602	22,812	298,433
Shares reacquired	(231,169)	(3,463,958)	(219,839)	(2,865,735)
Decrease	(26,059)	$(307,824)	(43,877)	$(548,592)

Class R4 Shares
Shares sold	2,494	$35,997	7,248	$95,516
Reinvestment of distributions	290	4,295	494	6,453
Shares reacquired	(10,576)	(167,989)	(32,876)	(425,919)
Decrease	(7,792)	$(127,697)	(25,134)	$(323,950)

Class R5 Shares
Shares sold	18,181	$268,216	44,668	$597,002
Reinvestment of distributions	2,951	44,036	2,828	37,671
Shares reacquired	(158,082)	(2,593,865)	(20,501)	(274,748)
Increase (decrease)	(136,950)	$(2,281,613)	26,995	$359,925

Notes to Financial Statements (continued)

Convertible Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	32,652	$512,974	38,621	$525,215
Reinvestment of distributions	2,326	35,016	2,294	30,665
Shares reacquired	(55,991)	(834,201)	(64,647)	(847,818)
Decrease	(21,013)	$(286,211)	(23,732)	$(291,938)

Core Fixed Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,950,211	$138,447,668	25,583,679	$237,809,431
Reinvestment of distributions	3,311,715	30,714,528	3,169,826	29,336,407
Shares reacquired	(18,783,719)	(173,908,825)	(21,030,391)	(194,092,123)
Increase (decrease)	(521,793)	$(4,746,629)	7,723,114	$73,053,715

Class C Shares
Shares sold	1,238,115	$11,404,498	2,726,429	$25,240,947
Reinvestment of distributions	177,368	1,637,433	157,972	1,455,056
Shares reacquired	(1,652,362)	(15,203,906)	(1,162,849)	(10,701,422)
Increase (decrease)	(236,879)	$(2,161,975)	1,721,552	$15,994,581

Class F Shares
Shares sold	1,644,183	$15,269,316	3,299,000	$30,499,362
Reinvestment of distributions	268,147	2,484,643	320,950	2,969,955
Shares reacquired	(4,373,845)	(40,299,305)	(2,216,747)	(20,434,515)
Increase (decrease)	(2,461,515)	$(22,545,346)	1,403,203	$13,034,802

Class F3 Shares
Shares sold	24,732,657	$228,812,744	30,996,677	$286,962,642
Reinvestment of distributions	4,033,987	37,422,412	3,404,773	31,509,348
Shares reacquired	(19,172,492)	(177,264,979)	(15,987,567)	(147,660,930)
Increase	9,594,152	$88,970,177	18,413,883	$170,811,060

Class I Shares
Shares sold	151,208,924	$1,399,999,168	171,626,011	$1,591,853,484
Reinvestment of distributions	15,258,659	141,459,943	12,673,162	117,199,906
Shares reacquired	(124,586,496)	(1,151,301,515)	(91,687,570)	(844,912,378)
Increase	41,881,087	$390,157,596	92,611,603	$864,141,012

Class R2 Shares
Shares sold	19,471	$179,247	32,245	$298,076
Reinvestment of distributions	2,661	24,669	2,664	24,638
Shares reacquired	(38,797)	(359,664)	(8,658)	(81,131)
Increase (decrease)	(16,665)	$(155,748)	26,251	$241,583

Class R3 Shares
Shares sold	100,510	$937,063	222,044	$2,052,579
Reinvestment of distributions	20,923	194,106	20,662	191,356
Shares reacquired	(100,718)	(929,299)	(253,673)	(2,346,684)
Increase (decrease)	20,715	$201,870	(10,967)	$(102,749)

Notes to Financial Statements (continued)

Core Fixed Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	191,094	$1,769,360	448,953	$4,118,706
Reinvestment of distributions	38,548	357,476	42,650	394,610
Shares reacquired	(464,754)	(4,275,207)	(329,872)	(3,056,079)
Increase (decrease)	(235,112)	$(2,148,371)	161,731	$1,457,237

Class R5 Shares
Shares sold	125,174	$1,159,306	272,430	$2,515,694
Reinvestment of distributions	29,454	273,242	27,004	249,859
Shares reacquired	(197,362)	(1,831,340)	(91,560)	(852,969)
Increase (decrease)	(42,734)	$(398,792)	207,874	$1,912,584

Class R6 Shares
Shares sold	2,296,678	$21,379,977	970,636	$8,979,764
Reinvestment of distributions	257,652	2,388,911	225,505	2,085,745
Shares reacquired	(767,470)	(7,101,555)	(738,011)	(6,779,047)
Increase	1,786,860	$16,667,333	458,130	$4,286,462

Core Plus Bond Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,416,768	$134,007,785	15,780,703	$203,995,320
Reinvestment of distributions	1,255,085	16,163,664	837,602	10,786,160
Shares reacquired	(7,985,606)	(102,520,653)	(4,931,912)	(63,247,912)
Increase	3,686,247	$47,650,796	11,686,393	$151,533,568

Class C Shares
Shares sold	1,242,422	$16,019,520	1,690,045	$21,885,539
Reinvestment of distributions	123,737	1,594,501	79,499	1,023,455
Shares reacquired	(624,156)	(8,031,453)	(411,534)	(5,284,109)
Increase	742,003	$9,582,568	1,358,010	$17,624,885

Class F Shares
Shares sold	257,888	$3,314,284	591,242	$7,587,525
Reinvestment of distributions	60,619	779,123	85,770	1,101,449
Shares reacquired	(895,439)	(11,454,463)	(809,128)	(10,326,030)
Decrease	(576,932)	$(7,361,056)	(132,116)	$(1,637,056)

Class F3 Shares
Shares sold	6,143,101	$78,995,825	7,788,252	$100,387,633
Reinvestment of distributions	864,226	11,131,023	637,374	8,201,857
Shares reacquired	(4,485,995)	(57,543,416)	(2,438,906)	(31,333,559)
Increase	2,521,332	$32,583,432	5,986,720	$77,255,931

Class I Shares
Shares sold	155,649,260	$1,996,862,716	161,624,671	$2,087,285,811
Reinvestment of distributions	13,370,260	172,094,780	7,837,162	100,813,149
Shares reacquired	(100,344,359)	(1,286,334,668)	(42,313,695)	(542,703,462)
Increase	68,675,161	$882,622,828	127,148,138	$1,645,395,498

Notes to Financial Statements (continued)

Core Plus Bond Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	19,054	$244,667	66,451	$864,459
Reinvestment of distributions	3,353	43,166	1,788	23,087
Shares reacquired	(21,592)	(277,292)	(14,495)	(187,401)
Increase	815	$10,541	53,744	$700,145

Class R4 Shares
Shares sold	84,771	$1,082,015	113,849	$1,469,782
Reinvestment of distributions	8,764	112,864	4,182	54,020
Shares reacquired	(67,109)	(861,767)	(4,784)	(61,403)
Increase	26,426	$333,112	113,247	$1,462,399

Class R5 Shares
Shares sold	401	$5,160	2,716	$34,414
Reinvestment of distributions	72	926	88	1,129
Shares reacquired	(233)	(3,018)	(2,034)	(26,492)
Increase	240	$3,068	770	$9,051

Class R6 Shares
Shares sold	1,159,723	$14,910,506	1,584,616	$20,484,283
Reinvestment of distributions	123,888	1,596,471	38,834	499,678
Shares reacquired	(383,872)	(4,930,035)	(88,504)	(1,126,712)
Increase	899,739	$11,576,942	1,534,946	$19,857,249

Floating Rate Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,351,098	$277,936,004	38,084,433	$310,764,018
Reinvestment of distributions	11,697,669	94,488,184	14,066,775	114,815,495
Shares reacquired	(55,495,783)	(447,880,048)	(62,903,477)	(512,842,149)
Decrease	(9,447,016)	$(75,455,860)	(10,752,269)	$(87,262,636)

Class C Shares
Shares sold	4,091,356	$33,168,807	4,224,239	$34,485,289
Reinvestment of distributions	1,778,681	14,384,536	2,624,744	21,431,842
Shares reacquired	(12,085,895)	(97,780,636)	(15,029,901)	(122,657,706)
Decrease	(6,215,858)	$(50,227,293)	(8,180,918)	$(66,740,575)

Class F Shares
Shares sold	2,556,126	$20,662,968	4,811,335	$39,248,407
Reinvestment of distributions	1,362,602	11,005,448	2,144,809	17,486,030
Shares reacquired	(8,487,438)	(68,467,142)	(14,315,458)	(116,633,814)
Decrease	(4,568,710)	$(36,798,726)	(7,359,314)	$(59,899,377)

Class F3 Shares
Shares sold	3,439,172	$27,874,421	2,722,354	$22,241,585
Reinvestment of distributions	801,200	6,482,792	894,008	7,306,480
Shares reacquired	(3,244,978)	(26,211,187)	(4,520,298)	(36,906,809)
Increase (decrease)	995,394	$8,146,026	(903,936)	$(7,358,744)

Notes to Financial Statements (continued)

Floating Rate Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	130,122,229	$1,054,474,151	127,897,264	$1,044,414,542
Reinvestment of distributions	20,609,873	166,625,125	23,862,922	194,834,829
Shares reacquired	(149,645,257)	(1,206,048,364)	(153,910,651)	(1,254,532,273)
Increase (decrease)	1,086,845	$15,050,912	(2,150,465)	$(15,282,902)

Class R2 Shares
Shares sold	31,223	$253,307	16,464	$133,957
Reinvestment of distributions	5,913	47,801	7,476	61,058
Shares reacquired	(26,324)	(213,734)	(36,706)	(299,704)
Increase (decrease)	10,812	$87,374	(12,766)	$(104,689)

Class R3 Shares
Shares sold	1,585,077	$12,805,736	2,843,716	$23,212,141
Reinvestment of distributions	790,183	6,388,886	912,637	7,449,878
Shares reacquired	(5,595,907)	(45,203,599)	(2,289,942)	(18,690,063)
Increase (decrease)	(3,220,647)	$(26,008,977)	1,466,411	$11,971,956

Class R4 Shares
Shares sold	14,744	$119,408	24,264	$198,060
Reinvestment of distributions	10,491	84,794	12,385	101,087
Shares reacquired	(45,326)	(366,454)	(58,151)	(474,634)
Decrease	(20,091)	$(162,252)	(21,502)	$(175,487)

Class R5 Shares
Shares sold	107,883	$869,134	71,456	$583,847
Reinvestment of distributions	21,482	173,852	21,450	175,312
Shares reacquired	(54,395)	(441,634)	(71,666)	(584,580)
Increase	74,970	$601,352	21,240	$174,579

Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	1,240,241	$10,025,045	1,709,099	$13,943,458
Reinvestment of distributions	392,112	3,171,140	440,201	3,596,063
Shares reacquired	(1,724,245)	(13,901,332)	(1,321,093)	(10,775,889)
Increase (decrease)	(91,892)	$(705,147)	828,207	$6,763,632

High Yield Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,630,656	$124,823,249	24,261,555	$153,816,313
Reinvestment of distributions	7,408,961	47,056,365	7,270,573	46,136,688
Shares reacquired	(28,715,507)	(182,221,255)	(33,026,706)	(208,825,482)
Decrease	(1,675,890)	$(10,341,641)	(1,494,578)	$(8,872,481)

Class C Shares
Shares sold	2,550,317	$16,116,609	3,456,701	$21,823,821
Reinvestment of distributions	953,705	6,024,219	1,187,690	7,493,079
Shares reacquired	(6,841,292)	(43,204,754)	(8,776,320)	(55,275,289)
Decrease	(3,337,270)	$(21,063,926)	(4,131,929)	$(25,958,389)

Notes to Financial Statements (continued)

High Yield Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	577,503	$3,670,946	1,336,516	$8,447,596
Reinvestment of distributions	731,181	4,638,127	1,056,898	6,687,347
Shares reacquired	(4,014,602)	(25,430,053)	(12,163,455)	(76,135,770)
Decrease	(2,705,918)	$(17,120,980)	(9,770,041)	$(61,000,827)

Class F3 Shares
Shares sold	12,282,238	$78,423,882	13,112,239	$83,453,487
Reinvestment of distributions	5,358,468	34,206,591	5,299,879	33,800,465
Shares reacquired	(17,867,634)	(113,955,487)	(16,060,092)	(102,079,668)
Increase (decrease)	(226,928)	$(1,325,014)	2,352,026	$15,174,284

Class I Shares
Shares sold	111,939,780	$712,391,204	76,809,208	$489,186,618
Reinvestment of distributions	17,247,217	110,081,436	16,968,242	108,178,369
Shares reacquired	(119,123,863)	(757,932,263)	(107,698,829)	(684,613,198)
Increase (decrease)	10,063,134	$64,540,377	(13,921,379)	$(87,248,211)

Class R2 Shares
Shares sold	200,391	$1,277,831	241,681	$1,532,980
Reinvestment of distributions	58,243	372,134	55,193	352,486
Shares reacquired	(278,632)	(1,782,724)	(271,687)	(1,728,347)
Increase (decrease)	(19,998)	$(132,759)	25,187	$157,119

Class R3 Shares
Shares sold	2,249,837	$14,369,001	2,338,214	$14,896,662
Reinvestment of distributions	896,131	5,724,963	892,323	5,693,656
Shares reacquired	(2,269,920)	(14,490,761)	(3,644,322)	(23,116,599)
Increase (decrease)	876,048	$5,603,203	(413,785)	$(2,526,281)

Class R4 Shares
Shares sold	1,737,897	$10,986,359	2,428,960	$15,375,727
Reinvestment of distributions	359,816	2,284,255	436,004	2,765,790
Shares reacquired	(5,528,462)	(35,254,429)	(3,538,177)	(22,396,435)
Decrease	(3,430,749)	$(21,983,815)	(673,213)	$(4,254,918)

Class R5 Shares
Shares sold	2,772,994	$17,669,262	3,093,699	$19,655,975
Reinvestment of distributions	1,188,690	7,561,380	2,026,470	12,906,763
Shares reacquired	(24,853,048)	(157,202,411)	(8,448,329)	(53,559,479)
Decrease	(20,891,364)	$(131,971,769)	(3,328,160)	$(20,996,741)

Class R6 Shares
Shares sold	8,852,685	$56,569,216	16,428,650	$104,325,242
Reinvestment of distributions	2,886,243	18,429,568	4,363,097	27,801,376
Shares reacquired	(30,326,568)	(192,794,304)	(43,001,605)	(273,341,458)
Decrease	(18,587,640)	$(117,795,520)	(22,209,858)	$(141,214,840)

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	127,798,774	$312,053,854	177,643,022	$435,672,542
Reinvestment of distributions	28,283,879	69,006,836	23,879,062	58,395,182
Shares reacquired	(115,778,552)	(281,747,815)	(94,453,036)	(230,547,374)
Shares issued in reorganization (See Note 14)	–	–	1,393,258	3,385,617
Increase	40,304,101	$99,312,875	108,462,306	$266,905,967

Class C Shares
Shares sold	5,200,620	$12,747,712	10,583,968	$26,202,668
Reinvestment of distributions	969,836	2,374,999	861,230	2,114,889
Shares reacquired	(7,965,917)	(19,484,786)	(7,097,474)	(17,374,260)
Shares issued in reorganization (See Note 14)	–	–	156,291	381,351
Increase (decrease)	(1,795,461)	$(4,362,075)	4,504,015	$11,324,648

Class F Shares
Shares sold	1,403,786	$3,427,020	4,559,863	$11,225,963
Reinvestment of distributions	680,603	1,657,215	876,109	2,134,407
Shares reacquired	(4,330,352)	(10,510,518)	(15,754,472)	(38,074,375)
Shares issued in reorganization (See Note 14)	–	–	592,363	1,439,443
Decrease	(2,245,963)	$(5,426,283)	(9,726,137)	$(23,274,562)

Class F3 Shares
Shares sold	295,108,915	$719,572,624	300,189,042	$733,455,412
Reinvestment of distributions	45,992,754	112,291,519	34,185,800	83,617,747
Shares reacquired	(165,026,764)	(401,302,708)	(117,898,800)	(287,459,210)
Shares issued in reorganization (See Note 14)	–	–	568,868	1,382,348
Increase	176,074,905	$430,561,435	217,044,910	$530,996,297

Class I Shares
Shares sold	420,488,878	$1,025,749,500	611,939,173	$1,498,346,556
Reinvestment of distributions	45,941,415	112,130,996	37,348,326	91,394,880
Shares reacquired	(489,388,324)	(1,190,715,123)	(223,040,170)	(544,161,212)
Shares issued in reorganization (See Note 14)	–	–	379,309	925,514
Increase (decrease)	(22,958,031)	$(52,834,627)	426,626,638	$1,046,505,738

Class R2 Shares
Shares sold	62,652	$156,544	16,386	$40,174
Reinvestment of distributions	14,420	35,489	13,107	32,274
Shares reacquired	(5,206)	(12,731)	(103,305)	(254,964)
Shares issued in reorganization (See Note 14)	–	–	9,478	23,222
Increase (decrease)	71,866	$179,302	(64,334)	$(159,294)

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,155,617	$7,700,631	3,287,405	$8,020,877
Reinvestment of distributions	1,111,813	2,721,760	1,070,142	2,621,331
Shares reacquired	(3,679,205)	(9,004,424)	(3,995,839)	(9,775,172)
Shares issued in reorganization (See Note 14)	–	–	42,452	103,583
Increase	588,225	$1,417,967	404,160	$970,619

Class R4 Shares
Shares sold	4,154,362	$10,065,176	687,849	$1,685,248
Reinvestment of distributions	41,037	100,350	32,750	80,107
Shares reacquired	(2,114,929)	(5,122,027)	(815,175)	(1,992,604)
Shares issued in reorganization (See Note 14)	–	–	9,619	23,470
Increase (decrease)	2,080,470	$5,043,499	(84,957)	$(203,779)

Class R5 Shares
Shares sold	1,366,344	$3,374,716	394,784	$969,150
Reinvestment of distributions	54,199	132,396	50,021	122,304
Shares reacquired	(353,090)	(867,636)	(287,800)	(699,791)
Shares issued in reorganization (See Note 14)	–	–	9,734	23,654
Increase	1,067,453	$2,639,476	166,739	$415,317

Class R6 Shares
Shares sold	9,019,045	$22,055,151	7,248,455	$17,733,932
Reinvestment of distributions	979,581	2,391,312	737,575	1,804,085
Shares reacquired	(7,691,201)	(18,637,109)	(4,785,307)	(11,675,610)
Shares issued in reorganization (See Note 14)	–	–	694,913	1,688,638
Increase	2,307,425	$5,809,354	3,895,636	$9,551,045

Inflation Focused Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,454,699	$17,173,439	981,482	$11,344,871
Reinvestment of distributions	559,663	6,606,473	667,101	7,730,223
Shares reacquired	(3,812,921)	(44,837,453)	(8,244,942)	(95,292,906)
Decrease	(1,798,559)	$(21,057,541)	(6,596,359)	$(76,217,812)

Class C Shares
Shares sold	127,839	$1,507,957	48,011	$554,739
Reinvestment of distributions	88,226	1,042,916	111,957	1,298,673
Shares reacquired	(705,374)	(8,309,946)	(1,767,449)	(20,446,616)
Decrease	(489,309)	$(5,759,073)	(1,607,481)	$(18,593,204)

Notes to Financial Statements (continued)

Inflation Focused Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	334,000	$3,903,718	183,429	$2,122,181
Reinvestment of distributions	73,972	874,204	106,165	1,231,175
Shares reacquired	(897,410)	(10,560,260)	(2,514,422)	(29,041,095)
Decrease	(489,438)	$(5,782,338)	(2,224,828)	$(25,687,739)

Class F3 Shares
Shares sold	945,151	$11,161,316	574,016	$6,641,489
Reinvestment of distributions	250,039	2,954,997	327,634	3,798,705
Shares reacquired	(1,762,338)	(20,746,902)	(5,749,278)	(66,472,769)
Decrease	(567,148)	$(6,630,589)	(4,847,628)	$(56,032,575)

Class I Shares
Shares sold	18,067,859	$212,768,452	8,158,569	$94,267,709
Reinvestment of distributions	1,962,360	23,174,407	1,949,884	22,582,169
Shares reacquired	(14,298,632)	(168,292,409)	(37,778,644)	(436,040,824)
Increase (decrease)	5,731,587	$67,650,450	(27,670,191)	$(319,190,946)

Class R2 Shares
Shares sold	3,165	$37,045	3,205	$36,834
Reinvestment of distributions	1,690	19,862	1,572	18,138
Shares reacquired	(10,938)	(128,368)	(709)	(8,147)
Increase (decrease)	(6,083)	$(71,461)	4,068	$46,825

Class R3 Shares
Shares sold	59,468	$700,078	55,710	$644,007
Reinvestment of distributions	3,788	44,777	2,697	31,212
Shares reacquired	(16,697)	(197,666)	(86,735)	(1,000,809)
Increase (decrease)	46,559	$547,189	(28,328)	$(325,590)

Class R4 Shares
Shares sold	46,092	$544,294	80,045	$929,290
Reinvestment of distributions	8,545	100,838	7,579	87,813
Shares reacquired	(62,215)	(733,170)	(98,951)	(1,144,231)
Decrease	(7,578)	$(88,038)	(11,327)	$(127,128)

Class R5 Shares
Shares sold	111,374	$1,309,860	51,143	$591,148
Reinvestment of distributions	7,425	87,597	6,548	75,806
Shares reacquired	(88,614)	(1,040,319)	(48,953)	(565,866)
Increase	30,185	$357,138	8,738	$101,088

Class R6 Shares
Shares sold	1,188,057	$14,003,881	1,278,457	$14,806,936
Reinvestment of distributions	88,725	1,047,475	51,539	597,568
Shares reacquired	(849,571)	(9,989,252)	(445,835)	(5,153,631)
Increase	427,211	$5,062,104	884,161	$10,250,873

Notes to Financial Statements (continued)

Short Duration Core Bond Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,320,192	$30,622,155	4,790,772	$43,980,493
Reinvestment of distributions	468,433	4,326,059	451,727	4,146,343
Shares reacquired	(2,764,071)	(25,512,043)	(4,379,269)	(40,192,640)
Increase	1,024,554	$9,436,171	863,230	$7,934,196

Class C Shares
Shares sold	358,066	$3,301,833	532,694	$4,885,477
Reinvestment of distributions	39,180	361,630	30,247	277,640
Shares reacquired	(201,691)	(1,860,385)	(228,549)	(2,095,497)
Increase	195,555	$1,803,078	334,392	$3,067,620

Class F Shares
Shares sold	38,547	$355,307	66,597	$611,700
Reinvestment of distributions	23,162	213,709	33,440	306,707
Shares reacquired	(176,896)	(1,629,134)	(313,625)	(2,877,183)
Decrease	(115,187)	$(1,060,118)	(213,588)	$(1,958,776)

Class F3 Shares
Shares sold	4,106,838	$37,877,317	3,874,732	$35,480,373
Reinvestment of distributions	387,142	3,573,442	314,791	2,888,254
Shares reacquired	(2,068,754)	(19,077,256)	(2,299,693)	(21,109,364)
Increase	2,425,226	$22,373,503	1,889,830	$17,259,263

Class I Shares
Shares sold	22,603,314	$208,301,044	17,061,563	$156,414,713
Reinvestment of distributions	1,988,623	18,355,232	1,721,475	15,792,704
Shares reacquired	(13,746,929)	(126,790,275)	(12,979,201)	(119,039,952)
Increase	10,845,008	$99,866,001	5,803,837	$53,167,465

Class R3 Shares
Shares sold	5,698	$52,674	4,941	$45,232
Reinvestment of distributions	530	4,891	1,645	15,053
Shares reacquired	(2,126)	(19,529)	(60,797)	(552,861)
Increase (decrease)	4,102	$38,036	(54,211)	$(492,576)

Class R4 Shares
Shares sold	635	$5,866	4,566	$42,141
Reinvestment of distributions	162	1,493	134	1,236
Shares reacquired	(254)	(2,348)	(4,545)	(41,812)
Increase	543	$5,011	155	$1,565

Class R6 Shares
Shares sold	277,320	$2,552,619	249,720	$2,279,408
Reinvestment of distributions	17,375	160,388	11,127	102,241
Shares reacquired	(153,105)	(1,411,453)	(128,058)	(1,178,358)
Increase	141,590	$1,301,554	132,789	$1,203,291

Notes to Financial Statements (continued)

Short Duration Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	371,033,294	$1,439,203,082	383,509,299	$1,480,552,062
Reinvestment of distributions	83,129,455	322,606,513	84,004,080	324,110,862
Shares reacquired	(517,312,628)	(2,005,910,963)	(572,523,865)	(2,208,015,449)
Decrease	(63,149,879)	$(244,101,368)	(105,010,486)	$(403,352,525)

Class C Shares
Shares sold	56,082,206	$218,946,042	54,593,714	$212,157,854
Reinvestment of distributions	13,030,754	50,901,383	14,986,126	58,189,188
Shares reacquired	(118,749,292)	(463,405,144)	(143,262,076)	(555,850,668)
Decrease	(49,636,332)	$(193,557,719)	(73,682,236)	$(285,503,626)

Class F Shares
Shares sold	43,256,895	$167,773,223	49,108,980	$189,306,762
Reinvestment of distributions	12,400,779	48,098,825	15,374,755	59,309,942
Shares reacquired	(99,773,104)	(386,667,622)	(169,190,922)	(652,110,522)
Decrease	(44,115,430)	$(170,795,574)	(104,707,187)	$(403,493,818)

Class F3 Shares
Shares sold	275,950,721	$1,071,558,054	285,064,787	$1,100,622,482
Reinvestment of distributions	57,940,615	225,241,268	58,164,711	224,763,827
Shares reacquired	(356,239,458)	(1,382,820,946)	(377,077,208)	(1,456,263,273)
Decrease	(22,348,122)	$(86,021,624)	(33,847,710)	$(130,876,964)

Class I Shares
Shares sold	2,429,600,916	$9,413,483,586	2,571,629,028	$9,912,320,668
Reinvestment of distributions	318,744,052	1,236,226,030	304,789,013	1,175,504,019
Shares reacquired	(2,402,591,234)	(9,311,582,679)	(2,986,897,177)	(11,509,111,780)
Increase (decrease)	345,753,734	$1,338,126,937	(110,479,136)	$(421,287,093)

Class R2 Shares
Shares sold	320,559	$1,242,938	367,887	$1,419,488
Reinvestment of distributions	43,166	167,656	59,153	228,438
Shares reacquired	(738,141)	(2,858,144)	(502,766)	(1,940,969)
Decrease	(374,416)	$(1,447,550)	(75,726)	$(293,043)

Class R3 Shares
Shares sold	8,267,796	$32,094,915	7,235,864	$27,951,880
Reinvestment of distributions	3,459,225	13,443,727	3,669,329	14,178,517
Shares reacquired	(18,188,807)	(70,575,962)	(15,661,621)	(60,422,364)
Decrease	(6,461,786)	$(25,037,320)	(4,756,428)	$(18,291,967)

Class R4 Shares
Shares sold	11,852,828	$46,052,377	14,403,260	$55,636,910
Reinvestment of distributions	1,468,559	5,709,870	1,478,386	5,717,823
Shares reacquired	(14,382,211)	(55,900,288)	(13,203,049)	(51,080,540)
Increase (decrease)	(1,060,824)	$(4,138,041)	2,678,597	$10,274,193

Notes to Financial Statements (continued)

Short Duration Income Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	9,486,564	$36,737,664	5,617,929	$21,615,811
Reinvestment of distributions	967,546	3,748,687	860,073	3,314,627
Shares reacquired	(6,920,206)	(26,785,538)	(6,524,249)	(25,135,370)
Increase (decrease)	3,533,904	$13,700,813	(46,247)	$(204,932)

Class R6 Shares
Shares sold	93,914,582	$364,250,314	87,909,325	$339,155,456
Reinvestment of distributions	12,599,788	48,876,607	12,800,919	49,381,647
Shares reacquired	(114,466,069)	(443,422,931)	(79,818,495)	(307,558,280)
Increase (decrease)	(7,951,699)	$(30,296,010)	20,891,749	$80,978,823

Total Return Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,845,923	$138,715,742	22,453,347	$196,798,727
Reinvestment of distributions	5,167,062	45,249,490	5,070,951	44,317,954
Shares reacquired	(22,365,036)	(195,539,521)	(21,334,222)	(186,142,147)
Increase (decrease)	(1,352,051)	$(11,574,289)	6,190,076	$54,974,534

Class C Shares
Shares sold	557,474	$4,885,431	1,041,385	$9,130,561
Reinvestment of distributions	99,384	869,377	115,673	1,009,762
Shares reacquired	(928,360)	(8,103,883)	(1,334,450)	(11,625,181)
Decrease	(271,502)	$(2,349,075)	(177,392)	$(1,484,858)

Class F Shares
Shares sold	2,545,569	$22,167,347	2,483,822	$22,080,620
Reinvestment of distributions	383,140	3,355,259	402,631	3,516,749
Shares reacquired	(3,004,364)	(26,189,911)	(3,873,044)	(33,775,162)
Decrease	(75,655)	$(667,305)	(986,591)	$(8,177,793)

Class F3 Shares
Shares sold	27,458,495	$240,264,505	32,275,385	$282,049,836
Reinvestment of distributions	5,583,816	48,927,494	5,055,782	44,212,441
Shares reacquired	(24,310,569)	(212,381,605)	(22,851,373)	(199,571,135)
Increase	8,731,742	$76,810,394	14,479,794	$126,691,142

Class I Shares
Shares sold	40,184,723	$352,830,887	54,719,270	$480,463,432
Reinvestment of distributions	6,131,927	53,811,498	5,942,542	52,042,557
Shares reacquired	(43,272,572)	(378,407,104)	(32,922,971)	(287,957,797)
Increase	3,044,078	$28,235,281	27,738,841	$244,548,192

Class P Shares
Shares sold	2	$8	69	$609
Reinvestment of distributions	47	417	123	1,079
Shares reacquired	(1,414)	(12,414)	(2,933)	(25,333)
Decrease	(1,365)	$(11,989)	(2,741)	$(23,645)

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	29,101	$254,461	44,939	$391,856
Reinvestment of distributions	5,500	48,139	5,970	52,152
Shares reacquired	(41,317)	(360,205)	(45,290)	(395,310)
Increase (decrease)	(6,716)	$(57,605)	5,619	$48,698

Class R3 Shares
Shares sold	615,617	$5,382,152	629,157	$5,489,795
Reinvestment of distributions	125,098	1,095,176	137,811	1,204,080
Shares reacquired	(1,078,602)	(9,412,553)	(891,765)	(7,801,877)
Decrease	(337,887)	$(2,935,225)	(124,797)	$(1,108,002)

Class R4 Shares
Shares sold	1,295,428	$11,323,663	1,268,824	$11,113,775
Reinvestment of distributions	95,710	838,239	92,777	810,863
Shares reacquired	(1,186,002)	(10,342,134)	(1,368,037)	(11,907,162)
Increase (decrease)	205,136	$1,819,768	(6,436)	$17,476

Class R5 Shares
Shares sold	666,051	$5,810,224	815,716	$7,092,045
Reinvestment of distributions	68,712	601,526	71,552	625,425
Shares reacquired	(715,087)	(6,222,434)	(511,395)	(4,459,530)
Increase	19,676	$189,316	375,873	$3,257,940

Class R6 Shares
Shares sold	7,315,476	$63,974,843	6,655,116	$58,192,098
Reinvestment of distributions	1,170,722	10,263,528	1,091,311	9,547,086
Shares reacquired	(8,217,581)	(71,768,760)	(5,212,122)	(45,566,415)
Increase	268,617	$2,469,611	2,534,305	$22,172,769

Ultra Short Bond Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	458,850,407	$4,604,623,426	275,107,500	$2,748,485,849
Reinvestment of distributions	25,506,698	256,055,044	20,887,101	208,723,532
Shares reacquired	(284,429,339)	(2,853,967,778)	(199,576,512)	(1,993,651,180)
Increase	199,927,766	$2,006,710,692	96,418,089	$963,558,201

Class A1 Shares
Shares sold	362,711	$3,640,133	397,903	$3,987,665
Reinvestment of distributions	40,781	409,386	19,742	197,366
Shares reacquired	(105,903)	(1,063,079)	(79,377)	(792,592)
Increase	297,589	$2,986,440	338,268	$3,392,439

Class F Shares
Shares sold	2,497,935	$25,066,102	4,883,365	$48,761,694
Reinvestment of distributions	667,366	6,698,301	1,141,242	11,400,407
Shares reacquired	(6,603,594)	(66,236,407)	(15,382,729)	(153,722,701)
Decrease	(3,438,293)	$(34,472,004)	(9,358,122)	$(93,560,600)

Notes to Financial Statements (concluded)

Ultra Short Bond Fund	Year Ended November 30, 2025		Year Ended November 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	254,516,030	$2,554,094,911	227,424,490	$2,273,124,041
Reinvestment of distributions	12,917,228	129,660,953	8,487,032	84,854,097
Shares reacquired	(189,572,323)	(1,901,813,940)	(94,676,434)	(946,300,707)
Increase	77,860,935	$781,941,924	141,235,088	$1,411,677,431

Class I Shares
Shares sold	336,161,175	$3,372,427,804	274,743,503	$2,744,599,373
Reinvestment of distributions	19,566,177	196,397,692	18,246,602	182,306,255
Shares reacquired	(278,997,619)	(2,799,480,191)	(282,676,851)	(2,823,474,403)
Increase	76,729,733	$769,345,305	10,313,254	$103,431,225

Class R5 Shares
Shares sold	22,276	$223,472	7,631	$76,092
Reinvestment of distributions	1,411	14,165	1,238	12,375
Shares reacquired	(23,083)	(231,708)	(954)	(9,514)
Increase	604	$5,929	7,915	$78,953

Class R6 Shares
Shares sold	4,098,202	$41,130,668	3,090,311	$30,836,887
Reinvestment of distributions	216,567	2,173,853	383,309	3,830,200
Shares reacquired	(5,543,667)	(55,641,732)	(4,732,253)	(47,376,890)
Decrease	(1,228,898)	$(12,337,211)	(1,258,633)	$(12,709,803)

14.	REORGANIZATIONS

As of the close of business on March 22, 2024, Income Fund acquired the net assets of Corporate Bond Fund pursuant to a plan of reorganization (the “reorganization” or the “acquisition”). The reorganization permitted Corporate Bond Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of outstanding shares of Corporate Bond Fund on March 22, 2024 received shares valued at $9,376,840 of Income Fund. Corporate Bond Fund’s net assets as of the date of the acquisition, including $(111,879) of net unrealized depreciation and $(891,546) of accumulated net realized losses, were combined with those of the Income Fund. The cost basis of securities received from Corporate Bond Fund was carried forward. The total net assets of Income Fund immediately before the transfer were $4,347,203,579. Total net assets of Corporate Bond Fund immediately before the transfer were $9,376,840. Total net assets of Income Fund immediately after the transfer were $4,356,580,419.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund (the “Funds”), eleven of the funds constituting the Lord Abbett Investment Trust, as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and counterparties; when replies were not received from custodians or counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

January 26, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Convertible Fund	26%	26%
Core Fixed Income Fund	0%	0%
Core Plus Bond Fund	0%	0%
Floating Rate Fund	0%	0%
High Yield Fund	0%	0%
Income Fund	0%	0%
Inflation Focused Fund	0%	0%
Short Duration Core Bond Fund	0%	0%
Short Duration Income Fund	0%	0%
Total Return Fund	0%	0%
Ultra Short Bond Fund	0%	0%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Convertible Fund	58%
Core Fixed Income Fund	84%
Core Plus Bond Fund	82%
Floating Rate Fund	89%
High Yield Fund	73%
Income Fund	73%
Inflation Focused Fund	72%
Short Duration Core Bond Fund	80%
Short Duration Income Fund	74%
Total Return Fund	83%
Ultra Short Bond Fund	72%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-2 (01/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 26, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: January 26, 2026